UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1.	Report to Stockholders

Dear Member:

The six-month period ended June 30, 2012 was rewarding for investors despite growing evidence of a global economic slowdown. Domestic stock and bond markets ended the period with strong gains, and overseas stock markets also finished modestly higher.

A brief review of the economy

The U.S. economy grew at a moderate 1.9% annual rate during the first quarter of 2012, down from a 3.0% rate in the fourth quarter of 2011. Reduced government spending, accompanied by a deceleration in business investment, contributed to the slower pace. The long-running debt crisis in southern Europe and slower economic growth in China, an important global export market, also weighed on the U.S. economy, damping expectations for an acceleration in the second quarter.

With the economy growing slowly, the job market also shifted into low gear. After adding an average of 226,000 new jobs per month in the first quarter of 2012, the U.S. added an average of just 76,000 per month in the second quarter. That pace barely made a dent in the unemployment rate, which stood at 8.3% in January, then dipped as low as 8.1% by April, before climbing back to 8.2% in May and June. While the unemployment rate has been moving in the right direction since peaking at 10.2% in October 2009, it is still extraordinarily high three years into a recovery.

As might have been expected in a slowing economic environment, inflation moderated over the first half of the year. After averaging 3.2% last year, it fell to 1.7% for the 12-month period ended in May.

A brief review of the markets

The U.S. stock market rose strongly for the first three months of the year, and then gave up almost all of those gains over the next two amid concerns about the European debt crisis and slowing economic growth in Europe, China and the U.S. The market rebounded in June as energy prices moderated and policymakers announced some progress in addressing Europe’s debt woes.

For the six-month period, the Standard & Poor’s 500 Index of large-company stocks posted a total return—price gains plus reinvested dividends—of 9.49%, while the Russell 2000® Index of small-company stocks earned 8.53%. Growth stocks modestly outperformed their value counterparts. The Russell 2000® Growth Index earned 8.81%, for example, while the Russell 2000® Value Index earned 8.23%.

International stocks also turned in positive results, with the MSCI EAFE Index—a widely followed benchmark for large, higher-quality international shares—posting a total return of 3.38%. Stocks in emerging markets did slightly better, with the MSCI Emerging Markets Index generating a total return of 4.12%. Despite the slowdown in China, many emerging-market countries continue to grow faster than the United States, western Europe and Japan, and they shoulder less onerous debt burdens.

U.S. bond markets were mostly higher in the first half of 2012, although sentiment shifted dramatically over the course of the period. In the first quarter, investors flocked to corporate bonds amid signs that the U.S. economy was growing fairly strongly. That trend weakened demand for U.S. Treasury bonds, allowing the yield on the benchmark 10-year Treasury note to rise to 2.22% from 1.87%.

In the second quarter, news that the U.S. economy was growing more slowly than expected, compounded by renewed fears over the European debt crisis, sent investors back to the perceived safety of Treasury bonds. Nonetheless, most bond-market sectors finished the first half with solid gains, allowing the Barclays U.S. Aggregate Bond Index to post a total return of 2.37%. Among key sectors, the Barclays U.S. Government Bond Index earned 1.48%, the Barclays U.S. Corporate Investment Grade Bond Index earned 4.55% and the Barclays U.S. Corporate High Yield Bond Index earned 7.27%.

Outlook

Stringing together 11 consecutive quarters of economic growth, as the U.S. has now done, is an accomplishment not to be discounted. It will be 12 if the streak continues, as expected, in this year’s second quarter. Still, the U.S. economy—and U.S. investors—face many of the same uncertainties and challenges that were weighing on them a year ago.

The federal debt. With Congress having failed to reach bipartisan agreement on a way to reduce the burgeoning federal debt, the country was left veering toward what pundits have dubbed a fiscal cliff: a combination of tax increases and automatic government spending cuts scheduled to phase in beginning in January 2013. Economists have warned that edging over the cliff could push the economy into a recession. We anticipate that Congress will take action to prevent that, probably in the form of a temporary stay of at least some of the scheduled tax increases and spending cuts. It likely will not act until after this year’s elections, however, when the need to once again raise the federal debt ceiling forces its hand. In the meantime, investors should be prepared for alarming headlines and heated campaign rhetoric as the second half of the year unfolds.

European fiscal challenges. For the past few years, Europe has flitted from one flare-up in its debt crisis to another. Each time, policymakers have come up with a solution, if only a temporary one. We anticipate that European leaders will continue to do so in the months ahead, and are particularly encouraged by the recent decision to create a centralized banking authority for the entire euro-zone. That said, Europe still faces significant long-term challenges to a fundamental resolution of its debt problems, which will likely take years.

The housing market. New home sales rose 7.6% in May to a seasonally adjusted annual rate of 369,000 units, the fastest pace in two years. The housing market may be bottoming at last, which would be a positive for the economy. Still, housing starts, sales and prices remain far below their levels during the boom years of the mid-2000s, and the industry cannot be expected to boost the economy as much in the years ahead as it did then. During the boom, rapidly inflating housing values made it easy for people to borrow against their homes and use the proceeds to buy cars, big-screen TVs and other goods. At the same time, overheated demand for new houses created a bumper crop of jobs in construction and related industries. Neither situation exists today.

Monetary policy. The Federal Reserve has pledged to keep short-term interest rates at historically low levels through 2014 as it tries to stimulate the economy and drive down unemployment without igniting inflation. That balancing act became a little easier in the first half of this year as inflation moderated. However, the current low interest-rate environment continues to hurt individuals who depend on income from bank savings deposits, money market funds and other conservative, short-term investment products. In many cases, those assets are yielding less than the rate of inflation, which means investors are losing purchasing power. By the end of the second quarter, the Fed had not announced plans for any other types of economic stimulus, although Fed Chairman Ben Bernanke would soon reiterate that the Fed was looking for ways to address weakness in the economy should more help be needed.

China. Not only is China still the world’s second-largest economy after the U.S., it is also a critical export market for the U.S. For most of the past two decades, China’s economy has grown at a double-digit pace. In the first quarter of this year, it grew just 8.1% year-over-year, worrying investors. Chinese policymakers are taking steps to spur additional growth by loosening lending standards and spending on new infrastructure. Backed by years of accumulated trade surpluses, they have ample money to finance their growth agenda. Still, financial markets are likely to remain unnerved until they see evidence that these latest measures are bearing fruit.

In conclusion

We expect the U.S. economy to grow about 2% for the full year, driven largely by consumer spending, offset in part by reduced government spending. Modest though that forecast may be, the economic outlook may actually appear worse in the months ahead as politicians and pundits fret about the fiscal cliff and slower economic growth in China and debt-strapped Europe.

We anticipate that policymakers at home and abroad will take measures to prevent the global economy from spinning into a free fall, even if they postpone doing so until the last minute. With corporate balance sheets still healthy and corporate profits still growing—albeit slower than what we saw over the past three years—stock and bond markets should add modestly to the gains registered in the first half of the year.

If you are uncertain about how this economic outlook might impact your financial strategy, meet soon with your Thrivent Financial representative. He or she can help make sure your investment portfolio is on track to meet your goals while remaining in-line with your tolerance for risk. Let us know if we can be of any further assistance, and as always, thank you for continuing to put your trust with us.

Sincerely,

Russell W. Swansen

President

Thrivent Series Fund, Inc.

Thrivent Aggressive Allocation Portfolio

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA Portfolio Co-Managers

The Portfolio seeks long-term capital growth.

The Portfolio’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. In particular, underperformance in the equity markets would have material adverse effect on the Portfolio’s total return, given its allocation to equity securities. Another risk of investing in the Portfolio is that its performance is dependent upon the performance of the underlying asset classes in which it invests. As a result, the Portfolio is subject to the same risks as those faced by the underlying asset classes. These and other risks are described in the Portfolio’s prospectus.

Thrivent Moderately Aggressive Allocation Portfolio

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA Portfolio Co-Managers

The Portfolio seeks long-term capital growth.

The Portfolio’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. In particular, underperformance in the equity markets would have material adverse effect on the Portfolio’s total return, given its allocation to equity securities. Another risk of investing in the Portfolio is that its performance is dependent upon the performance of the underlying asset classes in which it invests. As a result, the Portfolio is subject to the same risks as those faced by the underlying asset classes. These and other risks are described in the Portfolio’s prospectus.

Thrivent Moderate Allocation Portfolio

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA Portfolio Co-Managers

The Portfolio seeks long-term capital growth while providing reasonable stability of principal.

The Portfolio’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. In particular, underperformance in the equity markets would have material adverse effect on the Portfolio’s total return, given its allocation to equity securities. Another risk of investing in the Portfolio is that its performance is dependent upon the performance of the underlying asset classes in which it invests. As a result, the Portfolio is subject to the same risks as those faced by the underlying asset classes. These and other risks are described in the Portfolio’s prospectus.

Thrivent Moderately Conservative Allocation Portfolio

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA Portfolio Co-Managers

The Portfolio seeks long-term capital growth while providing reasonable stability of principal.

The Portfolio’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. In particular, underperformance in the equity markets would have material adverse effect on the Portfolio’s total return, given its allocation to equity securities. Another risk of investing in the Portfolio is that its performance is dependent upon the performance of the underlying asset classes in which it invests. As a result, the Portfolio is subject to the same risks as those faced by the underlying asset classes. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner Technology Portfolio

Subadvised by Goldman Sachs Asset Management, L.P.

Thrivent Partner Technology Portfolio seeks long-term growth of capital.

The Portfolio primarily invests in securities of technology-related companies. As a consequence, the Portfolio may be subject to greater price volatility than a portfolio investing in a broad range of industries. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner Healthcare Portfolio

Subadvised by Sectoral Asset Management, Inc.

Thrivent Partner Healthcare Portfolio seeks long-term capital growth.

The Portfolio’s investments are concentrated in issuers in the health care industry; therefore, the Portfolio is more vulnerable to price changes in the securities of issuers in this industry and factors specific to this industry than a more broadly diversified portfolio. In addition, as a non-diversified portfolio, the Portfolio is susceptible to the risk that events affecting a particular issuer will significantly affect the Portfolio’s performance. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner Natural Resources Portfolio

David C. Francis, CFA and Darren M. Bagwell, CFA, Portfolio Co-Managers

Thrivent Partner Natural Resources Portfolio seeks long-term capital growth.

The Portfolio’s investments are concentrated in issuers in the natural resources industry; therefore, the Portfolio is more vulnerable to price changes in the securities of issuers in this industry and factors specific to this industry than a more broadly diversified portfolio. In addition, as a non-diversified portfolio, the Portfolio is susceptible to the risk that events affecting a particular issuer will significantly affect the Portfolio’s performance. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner Emerging Markets Portfolio

Subadvised by Aberdeen Asset Managers Limited

Thrivent Partner Emerging Markets Portfolio seeks long-term capital growth.

Foreign investments, as compared to domestic ones, involve additional risks, including currency fluctuations, different accounting standards, and greater political, economic and market instability. These risks are magnified when the Portfolio invests in emerging markets, which may be of relatively small size and less liquid than domestic markets. These and other risks are described in the Portfolio’s prospectus.

Thrivent Real Estate Securities Portfolio

Reginald L. Pfeifer, CFA, Portfolio Manager

Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.

The Portfolio is subject to risks arising from the fact that it invests, under normal circumstances, at least 80% of its total assets in securities of companies that are primarily engaged in the real estate industry. Portfolio security prices are influenced by the underlying value of properties owned by the issuer, which may be influenced by the supply and demand for space and other factors. The real estate industry is cyclical, and securities issued by companies doing business in the real estate industry may fluctuate in value. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner Utilities Portfolio*

Darren M. Bagwell, CFA, Portfolio Manager

Thrivent Partner Utilities Portfolio seeks capital appreciation and current income.

The Portfolio’s investments are concentrated in issuers in the utilities industry; therefore the Portfolio is more vulnerable to price changes in the securities of issuers in this industry and factors specific to this industry than a more broadly diversified portfolio. The Portfolio is also subject to the risks of investing in foreign (including emerging markets) stocks. These and other risks are described in the Portfolio’s prospectus.

* Thrivent Partner Utilities Portfolio merged into Thrivent Diversified Income Plus Portfolio on July 27, 2012.

Thrivent Partner Small Cap Growth Portfolio

Subadvised by Turner Investments, L.P.

Thrivent Partner Small Cap Growth Portfolio seeks long-term capital growth.

The Portfolio is exposed to the risks of investing in equity securities of smaller companies, which may include, but are not limited to, lower trading volume and less liquidity than larger, more established companies. Small company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner Small Cap Value Portfolio

Subadvised by T. Rowe Price Associates, Inc.

Thrivent Partner Small Cap Value Portfolio seeks long-term capital appreciation.

The Portfolio is exposed to the risks of investing in equity securities of smaller companies, which may include, but are not limited to, lower trading volume and less liquidity than larger, more established companies. Small company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Portfolio’s prospectus.

Thrivent Small Cap Stock Portfolio

Darren M. Bagwell, CFA, Portfolio Manager

Thrivent Small Cap Stock Portfolio seeks long-term capital growth.

The Portfolio is exposed to the risks of investing in equity securities of smaller companies, which may include, but are not limited to, lower trading volume and less liquidity than larger, more established companies. Small company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Portfolio’s prospectus.

Thrivent Small Cap Index Portfolio

Kevin R. Brimmer, FSA, Portfolio Manager

Thrivent Small Cap Index Portfolio strives for capital growth that tracks the performance of the S&P SmallCap 600 Index.

The Portfolio is exposed to the risks of investing in equity securities of smaller companies, which may include, but are not limited to, lower trading volume and less liquidity than larger, more established companies. Small company stock prices are generally more volatile than large company stock prices. While the Portfolio attempts to closely track the S&P SmallCap 600 Index, it does not duplicate the composition of the Index. Individuals may not invest directly in any index. Index portfolios are subject to the same market risks associated with the stocks in their respective indexes. These and other risks are described in the Portfolio’s prospectus.

Thrivent Mid Cap Growth Portfolio II*

Andrea J. Thomas, CFA, Portfolio Manager

Thrivent Mid Cap Growth Portfolio II seeks long-term growth of capital.

Mid-cap stocks offer the potential for long-term gains but can be subject to short-term price movements. Mid-sized company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Portfolio’s prospectus.

* Thrivent Mid Cap Growth Portfolio II merged into Thrivent Mid Cap Growth Portfolio on July 27, 2012.

Thrivent Mid Cap Growth Portfolio

Andrea J. Thomas, CFA, Portfolio Manager

Thrivent Mid Cap Growth Portfolio seeks long-term growth of capital.

Mid-cap stocks offer the potential for long-term gains but can be subject to short-term price movements. Mid-sized company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner Mid Cap Value Portfolio

Subadvised by Goldman Sachs Asset Management, L.P.

Thrivent Partner Mid Cap Value Portfolio seeks to achieve long-term capital appreciation.

Mid-cap stocks offer the potential for long-term gains but can be subject to short-term price movements. Mid-sized company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Portfolio’s prospectus.

Thrivent Mid Cap Stock Portfolio

Brian J. Flanagan, CFA, Portfolio Manager

Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.

Mid-cap stocks offer the potential for long-term gains but can be subject to short-term price movements. Mid-sized company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Portfolio’s prospectus.

Thrivent Mid Cap Index Portfolio

Kevin R. Brimmer, FSA, Portfolio Manager

Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index.

Mid-cap stocks offer the potential for long term gains but can be subject to short term price movements. Mid-sized company stock prices are generally more volatile than large company stock prices. While the Portfolio attempts to closely track the S&P MidCap 400 Index, it does not duplicate the composition of the index. Individuals may not invest directly in any index. Index portfolios are subject to the same market risks associated with the stocks in their respective indexes. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner Worldwide Allocation Portfolio

Subadvised by Principal Global Investors, LLC, Mercator Asset Management, LP, Victory Capital Management Inc., Aberdeen Asset Managers Limited and Goldman Sachs Asset Management, L.P.

Thrivent Partner Worldwide Allocation Portfolio seeks long-term capital growth.

Foreign investments, as compared to domestic ones, involve additional risks, including currency fluctuations, different accounting standards, and greater political, economic and market instability. These risks are magnified when the Portfolio invests in emerging markets, which may be of relatively small size and less liquid than domestic markets. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner International Stock Portfolio*

Subadvised by Mercator Asset Management, LP and Principal Global Investors, LLC

Thrivent Partner International Stock Portfolio seeks long-term growth of capital.

Foreign investments involve additional risks including currency fluctuations and greater political, economic and market instability and different accounting standards, as compared with domestic investments. These risks are magnified when the Portfolio invests in emerging markets, which may be of relatively small size and less liquid than domestic markets. These and other risks are described in the Portfolio’s prospectus.

* Thrivent Partner International Stock Portfolio merged into Thrivent Partner Worldwide Allocation Portfolio on July 27, 2012.

Thrivent Partner Socially Responsible Stock Portfolio

Subadvised by Calvert Investment Management, Inc. and Atlanta Capital Management, L.L.C.

Thrivent Partner Socially Responsible Stock Portfolio seeks long-term capital growth.

Stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. In addition, the Portfolio is exposed to the risks of investing in mid-cap stocks, which generally are more volatile and less liquid than large-cap stocks. The Portfolio is also subject to the risks of investing in foreign stocks. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner All Cap Growth Portfolio

Subadvised by Calamos Advisors LLC

Thrivent Partner All Cap Growth Portfolio seeks long-term capital growth.

Stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. In addition, the Portfolio is exposed to the risks of investing in mid-cap stocks, which generally are more volatile and less liquid than large-cap stocks. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner All Cap Value Portfolio

Subadvised by OppenheimerFunds, Inc.

Thrivent Partner All Cap Value Portfolio seeks long-term capital growth.

Stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. In addition, the Portfolio is exposed to the risks of investing in small- and mid-cap stocks, which generally are more volatile and less liquid than large-cap stocks. The Portfolio is also subject to the risks of investing in foreign (including emerging market) stocks. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner All Cap Portfolio

Subadvised by Pyramis Global Advisors, LLC, an affiliate of Fidelity Investments

Thrivent Partner All Cap Portfolio seeks long-term growth of capital.

Stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

Thrivent Large Cap Growth Portfolio II*

David C. Francis, CFA, Portfolio Manager

Thrivent Large Cap Growth Portfolio II seeks long-term growth of capital and future income.

Large-cap stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

* Thrivent Large Cap Growth Portfolio II merged into Thrivent Large Cap Growth Portfolio on July 27, 2012.

Thrivent Large Cap Growth Portfolio

David C. Francis, CFA, Portfolio Manager

Thrivent Large Cap Growth Portfolio seeks long-term growth of capital.

Large-cap stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner Growth Stock Portfolio

Subadvised by T. Rowe Price Associates, Inc.

Thrivent Partner Growth Stock Portfolio seeks long-term growth of capital and, secondarily, to increase dividend income.

Stocks, in general, are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

Thrivent Large Cap Value Portfolio

Matthew D. Finn, CFA, Portfolio Manager

Thrivent Large Cap Value Portfolio seeks long-term growth of capital.

Large-cap stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

Thrivent Large Cap Stock Portfolio

David C. Francis, CFA and Matthew D. Finn, CFA Portfolio Co-Managers

Thrivent Large Cap Stock Portfolio seeks long-term capital growth.

Large-cap stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

Thrivent Large Cap Index Portfolio

Kevin R. Brimmer, FSA, Portfolio Manager

Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index.

Large-cap stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. While the Portfolio attempts to closely track the S&P 500 Index, it does not exactly duplicate the composition of the index. Individuals may not invest directly in any index. Index portfolios are subject to the same market risks associated with the stocks in their respective indexes. These and other risks are described in the Portfolio’s prospectus.

Thrivent Equity Income Plus Portfolio

David R. Spangler, CFA and Kevin R. Brimmer, FSA, Portfolio Co-Managers

Thrivent Equity Income Plus Portfolio seeks income plus long-term capital growth.

The Portfolio may invest in, among others, preferred stocks and foreign (including emerging market) stocks. These investments are subject to unique risks. The Portfolio may also sell covered options on any securities in which the Portfolio invests. Successful use of this strategy can augment portfolio return but can also magnify losses if executed incorrectly. These and other risks are described in the Portfolio’s prospectus.

Thrivent Balanced Portfolio

Kevin R. Brimmer, FSA and Michael G. Landreville, CFA, Portfolio Co-Managers

Thrivent Balanced Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth.

The Portfolio is subject to interest-rate risk, credit risk and volatility risk, which may result in overall price fluctuations over short or even extended time periods. Stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

Thrivent High Yield Portfolio

Paul J. Ocenasek, CFA, Portfolio Manager

Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.

The Portfolio typically invests a majority of its assets in high-yield bonds (commonly referred to as junk bonds). Although high-yield bonds typically have a higher current yield than investment-grade bonds, high-yield bonds are also subject to greater price fluctuations and increased risk of loss of principal than investment-grade bonds. The Portfolio is subject to interest-rate risk, credit risk and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

Thrivent Diversified Income Plus Portfolio

Mark L. Simenstad, CFA, David R. Spangler, CFA and Paul J. Ocenasek, CFA, Portfolio Co-Managers

Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.

The Portfolio may invest in debt or equity securities. Debt securities include high-yield, high-risk securities commonly known as “junk bonds.” High-yield securities are subject to greater price fluctuations and increased risk of loss of principal than investment grade bonds. Debt securities also include mortgage-related and other asset-backed securities, the value of which will be influenced by factors affecting the housing market and the assets underlying such securities. The Portfolio is subject to interest-rate risk, credit risk and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

Thrivent Partner Socially Responsible Bond Portfolio*

Subadvised by Calvert Investment Management, Inc.

Thrivent Partner Socially Responsible Bond Portfolio seeks to maximize income.

The Portfolio may invest a portion of its portfolio in high-yield, high-risk securities commonly known as “junk bonds.” High-yield securities are subject to greater price fluctuations and increased risk of loss of principal than investment grade bonds. In addition, as a non-diversified portfolio, the Portfolio is susceptible to the risk that events affecting a particular issuer will significantly affect the Portfolio’s performance. The Portfolio is subject to interest-rate risk, credit risk and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

* Thrivent Partner Socially Responsible Bond Portfolio merged into Thrivent Income Portfolio on July 27, 2012.

Thrivent Income Portfolio

Stephen D. Lowe, CFA, Portfolio Manager

Thrivent Income Portfolio seeks a high level of income over the longer term while providing reasonable safety of capital.

The Portfolio is subject to interest rate risk, credit risk related to a company’s underlying financial position and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

Thrivent Bond Index Portfolio

Michael G. Landreville, CFA, Portfolio Manager

Thrivent Bond Index Portfolio strives for investment results similar to the total return of the Barclays Capital U.S. Aggregate Bond Index.

The Portfolio is subject to interest rate risk, credit risk related to a company’s underlying financial position, and prepayment and extension risk. While the Portfolio attempts to closely track the Barclays Capital U.S. Aggregate Bond Index, it does not duplicate the composition of the Index. Individuals may not invest directly in any index. Index portfolios are subject to the same market risks associated with the securities in their respective indexes. These and other risks are described in the Portfolio’s prospectus.

Thrivent Limited Maturity Bond Portfolio

Michael G. Landreville, CFA and Gregory R. Anderson, CFA, Portfolio Co-Managers

Thrivent Limited Maturity Bond Portfolio seeks a high level of current income with stability of principal.

The Portfolio is subject to interest rate risk, credit risk related to a company’s underlying financial position and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

Thrivent Mortgage Securities Portfolio

Gregory R. Anderson, CFA and Scott A. Lalim, Portfolio Co-Managers

Thrivent Mortgage Securities Portfolio seeks a combination of current income and long-term capital appreciation.

The risks presented by mortgage securities include, but are not limited to, reinvestment of prepaid principal at lower rates of return. The real estate industry—and therefore, the performance of the Portfolio—is highly sensitive to economic conditions. In addition, the value of mortgage securities may fluctuate in response to changes in interest rates. The Portfolio is subject to interest-rate risk, credit risk and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

Thrivent Money Market Portfolio

William D. Stouten, Portfolio Manager

Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.

The principal risk of investing in the Portfolio is current income risk—that is, the income the Portfolio receives may fall as a result of a decline in interest rates. The Portfolio is subject to interest-rate risk and credit risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Portfolio’s prospectus.

An investment in the Thrivent Money Market Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Quoted Portfolio Composition is subject to change.

Shareholder Expense Example

(unaudited)

As a shareholder of the Thrivent Series Fund, Inc., you incur ongoing costs, including management fees and other Portfolio expenses. This Shareholder Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 29, 2012. Shares in a Portfolio are currently sold, without sales charges, only to separate accounts of Thrivent Financial for Lutherans and Thrivent Life Insurance Company, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial for Lutherans and Thrivent Life Insurance Company, and retirement plans sponsored by Thrivent Financial for Lutherans. Expenses associated with these variable contracts and retirement plans are not included in these examples and had these costs been included, your costs would have been higher.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/2012	Ending Account Value 6/29/2012	Expenses Paid During Period 1/1/2012 - 6/29/2012*	Annualized Expense Ratio
Thrivent Aggressive Allocation Portfolio
Actual	$1,000	$1,053	$2.58	0.51%
Hypothetical**	$1,000	$1,022	$2.54	0.51%
Thrivent Moderately Aggressive Allocation Portfolio
Actual	$1,000	$1,056	$2.10	0.41%
Hypothetical**	$1,000	$1,023	$2.07	0.41%
Thrivent Moderate Allocation Portfolio
Actual	$1,000	$1,055	$1.91	0.38%
Hypothetical**	$1,000	$1,023	$1.88	0.38%
Thrivent Moderately Conservative Allocation Portfolio
Actual	$1,000	$1,046	$2.07	0.41%
Hypothetical**	$1,000	$1,023	$2.04	0.41%
Thrivent Partner Technology Portfolio
Actual	$1,000	$1,150	$6.05	1.14%
Hypothetical**	$1,000	$1,019	$5.68	1.14%
Thrivent Partner Healthcare Portfolio
Actual	$1,000	$1,144	$6.63	1.25%
Hypothetical**	$1,000	$1,019	$6.24	1.25%
Thrivent Partner Natural Resources Portfolio
Actual	$1,000	$917	$5.18	1.09%
Hypothetical**	$1,000	$1,019	$5.46	1.09%

	Beginning Account Value 1/1/2012	Ending Account Value 6/29/2012	Expenses Paid During Period 1/1/2012 - 6/29/2012*	Annualized Expense Ratio
Thrivent Partner Emerging Markets Portfolio
Actual	$1,000	$1,099	$7.27	1.40%
Hypothetical**	$1,000	$1,018	$6.99	1.40%
Thrivent Real Estate Securities Portfolio
Actual	$1,000	$1,146	$4.95	0.93%
Hypothetical**	$1,000	$1,020	$4.66	0.93%
Thrivent Partner Utilities Portfolio
Actual	$1,000	$1,052	$4.61	0.91%
Hypothetical**	$1,000	$1,020	$4.54	0.91%
Thrivent Partner Small Cap Growth Portfolio
Actual	$1,000	$1,061	$5.06	0.99%
Hypothetical**	$1,000	$1,020	$4.96	0.99%
Thrivent Partner Small Cap Value Portfolio
Actual	$1,000	$1,048	$4.44	0.88%
Hypothetical**	$1,000	$1,020	$4.38	0.88%
Thrivent Small Cap Stock Portfolio
Actual	$1,000	$1,021	$3.82	0.76%
Hypothetical**	$1,000	$1,021	$3.82	0.76%
Thrivent Small Cap Index Portfolio
Actual	$1,000	$1,078	$2.35	0.46%
Hypothetical**	$1,000	$1,022	$2.29	0.46%
Thrivent Mid Cap Growth Portfolio II
Actual	$1,000	$1,061	$9.97	1.96%
Hypothetical**	$1,000	$1,015	$9.74	1.96%
Thrivent Mid Cap Growth Portfolio
Actual	$1,000	$1,064	$2.37	0.46%
Hypothetical**	$1,000	$1,022	$2.32	0.46%
Thrivent Partner Mid Cap Value Portfolio
Actual	$1,000	$1,076	$4.31	0.84%
Hypothetical**	$1,000	$1,021	$4.19	0.84%
Thrivent Mid Cap Stock Portfolio
Actual	$1,000	$1,056	$3.68	0.72%
Hypothetical**	$1,000	$1,021	$3.62	0.72%
Thrivent Mid Cap Index Portfolio
Actual	$1,000	$1,077	$2.74	0.53%
Hypothetical**	$1,000	$1,022	$2.67	0.53%
Thrivent Partner Worldwide Allocation Portfolio
Actual	$1,000	$1,051	$4.98	0.98%
Hypothetical**	$1,000	$1,020	$4.90	0.98%
Thrivent Partner International Stock Portfolio
Actual	$1,000	$1,035	$4.53	0.90%
Hypothetical**	$1,000	$1,020	$4.50	0.90%
Thrivent Partner Socially Responsible Stock Portfolio
Actual	$1,000	$1,095	$5.09	0.98%
Hypothetical**	$1,000	$1,020	$4.91	0.98%
Thrivent Partner All Cap Growth Portfolio
Actual	$1,000	$1,076	$5.15	1.00%
Hypothetical**	$1,000	$1,020	$5.01	1.00%

	Beginning Account Value 1/1/2012	Ending Account Value 6/29/2012	Expenses Paid During Period 1/1/2012 - 6/29/2012*	Annualized Expense Ratio
Thrivent Partner All Cap Value Portfolio
Actual	$1,000	$1,030	$4.93	0.98%
Hypothetical**	$1,000	$1,020	$4.91	0.98%
Thrivent Partner All Cap Portfolio
Actual	$1,000	$1,082	$5.40	1.05%
Hypothetical**	$1,000	$1,020	$5.24	1.05%
Thrivent Large Cap Growth Portfolio II
Actual	$1,000	$1,088	$12.77	2.47%
Hypothetical**	$1,000	$1,012	$12.31	2.47%
Thrivent Large Cap Growth Portfolio
Actual	$1,000	$1,110	$2.33	0.45%
Hypothetical**	$1,000	$1,023	$2.23	0.45%
Thrivent Partner Growth Stock Portfolio
Actual	$1,000	$1,132	$5.13	0.97%
Hypothetical**	$1,000	$1,020	$4.86	0.97%
Thrivent Large Cap Value Portfolio
Actual	$1,000	$1,066	$3.29	0.64%
Hypothetical**	$1,000	$1,022	$3.22	0.64%
Thrivent Large Cap Stock Portfolio
Actual	$1,000	$1,078	$3.54	0.69%
Hypothetical**	$1,000	$1,021	$3.44	0.69%
Thrivent Large Cap Index Portfolio
Actual	$1,000	$1,092	$2.18	0.42%
Hypothetical**	$1,000	$1,023	$2.11	0.42%
Thrivent Equity Income Plus Portfolio
Actual	$1,000	$1,078	$4.16	0.81%
Hypothetical**	$1,000	$1,021	$4.05	0.81%
Thrivent Balanced Portfolio
Actual	$1,000	$1,073	$2.30	0.45%
Hypothetical**	$1,000	$1,023	$2.25	0.45%
Thrivent High Yield Portfolio
Actual	$1,000	$1,079	$2.29	0.45%
Hypothetical**	$1,000	$1,023	$2.23	0.45%
Thrivent Diversified Income Plus Portfolio
Actual	$1,000	$1,079	$2.74	0.53%
Hypothetical**	$1,000	$1,022	$2.66	0.53%
Thrivent Partner Socially Responsible Bond Portfolio
Actual	$1,000	$1,037	$3.46	0.69%
Hypothetical**	$1,000	$1,021	$3.43	0.69%
Thrivent Income Portfolio
Actual	$1,000	$1,055	$2.23	0.44%
Hypothetical**	$1,000	$1,023	$2.19	0.44%
Thrivent Bond Index Portfolio
Actual	$1,000	$1,028	$2.32	0.46%
Hypothetical**	$1,000	$1,022	$2.31	0.46%
Thrivent Limited Maturity Bond Portfolio
Actual	$1,000	$1,022	$2.16	0.43%
Hypothetical**	$1,000	$1,023	$2.16	0.43%

	Beginning Account Value 1/1/2012	Ending Account Value 6/29/2012	Expenses Paid During Period 1/1/2012 - 6/29/2012*	Annualized Expense Ratio
Thrivent Mortgage Securities Portfolio
Actual	$1,000	$1,027	$4.33	0.86%
Hypothetical**	$1,000	$1,020	$4.32	0.86%
Thrivent Money Market Portfolio
Actual	$1,000	$1,000	$1.54	0.31%
Hypothetical**	$1,000	$1,023	$1.56	0.31%

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/366 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Mutual Funds (51.6%)	Value
Equity Mutual Funds (47.2%)
3,498,692	Thrivent Partner Small Cap Growth Portfolio[a]	$46,129,209
672,963	Thrivent Partner Small Cap Value Portfolio	13,058,377
1,708,411	Thrivent Small Cap Stock Portfolio[a]	20,913,338
1,575,131	Thrivent Partner Mid Cap Value Portfolio	21,014,446
2,502,383	Thrivent Mid Cap Stock Portfolio	30,245,051
3,092,021	Thrivent Partner Worldwide Allocation Portfolio	24,022,532
6,673,062	Thrivent Partner International Stock Portfolio	61,617,721
2,732,516	Thrivent Large Cap Value Portfolio	29,720,207
3,091,854	Thrivent Large Cap Stock Portfolio	26,733,101
539,342	Thrivent Equity Income Plus Portfolio	5,044,359

	Total	278,498,341

Fixed Income Mutual Funds (4.4%)
2,746,736	Thrivent High Yield Portfolio	13,323,042
807,942	Thrivent Income Portfolio	8,424,972
430,619	Thrivent Limited Maturity Bond Portfolio	4,218,951

	Total	25,966,965

	Total Mutual Funds (cost $352,308,897)	304,465,306

	Common Stock (39.6%)
Consumer Discretionary (5.2%)
9,742	Abercrombie & Fitch Company	332,592
7,956	Amazon.com, Inc.[a]	1,816,753
1,950	AutoZone, Inc.[a]	715,981
26,500	Big Lots, Inc.[a]	1,080,935
17,700	BJ’s Restaurants, Inc.[a]	672,600
5,630	CBS Corporation	184,551
5,200	Charter Communications, Inc.[a]	368,524
18,500	Children’s Place Retail Stores, Inc.[a]	921,855
6,800	Coach, Inc.	397,664
84,898	Comcast Corporation	2,714,189
7,050	Darden Restaurants, Inc.	356,942
14,359	Delphi Automotive plc[a]	366,155
17,949	Discovery Communications, Inc.[a]	969,246
7,300	DISH Network Corporation	208,415
26,420	Dollar Tree, Inc.[a]	1,421,396
39,065	Foot Locker, Inc.	1,194,608
8,708	Gentex Corporation	181,736
15,640	GNC Holdings, Inc.	613,088
2,730	Harley-Davidson, Inc.	124,843
26,300	Home Depot, Inc.	1,393,637
49,260	Las Vegas Sands Corporation	2,142,317
19,388	Life Time Fitness, Inc.[a]	901,736
14,919	Limited Brands, Inc.	634,505
18,440	Lowe’s Companies, Inc.	524,434
24,500	Meredith Corporation	782,530
29,070	News Corporation	654,656
11,700	NIKE, Inc.	1,027,026
10,260	Omnicom Group, Inc.	498,636
4,568	O’Reilly Automotive, Inc.[a]	382,661
1,782	Panera Bread Company[a]	248,482
23,600	Penn National Gaming, Inc.[a]	1,052,324
13,192	PetSmart, Inc.	899,431
68,568	Pier 1 Imports, Inc.	1,126,572
1,000	Priceline.com, Inc.[a]	664,520
24,100	Sally Beauty Holdings, Inc.[a]	620,334
4,530	Time Warner Cable, Inc.	371,913
21,400	Toll Brothers, Inc.[a]	636,222
9,073	Tractor Supply Company	753,603
2,526	VF Corporation	337,095
13,036	WMS Industries, Inc.[a]	260,068

	Total	30,554,775

Consumer Staples (2.9%)
29,753	Altria Group, Inc.	1,027,966
22,830	Anheuser-Busch InBev NV ADR	1,818,410
29,370	Archer-Daniels-Midland Company	867,002
9,817	British American Tobacco plc ADR	1,002,512
6,900	Bunge, Ltd.	432,906
6,439	Clorox Company	466,570
16,846	Coca-Cola Company	1,317,189
10,400	Colgate-Palmolive Company	1,082,640
7,300	CVS Caremark Corporation	341,129
5,000	Diageo plc ADR	515,350
34,672	Ingredion, Inc.	1,716,957
3,590	Kimberly-Clark Corporation	300,734
20,580	Kraft Foods, Inc.	794,800
21,586	Philip Morris International, Inc.	1,883,594
5,126	TreeHouse Foods, Inc.[a]	319,299
35,600	Walgreen Company	1,053,048
14,954	Wal-Mart Stores, Inc.	1,042,593
12,057	Whole Foods Market, Inc.	1,149,273

	Total	17,131,972

Energy (5.3%)
59,391	Alpha Natural Resources, Inc.[a]	517,296
37,171	Apache Corporation	3,266,959
25,300	Arch Coal, Inc.	174,317
7,600	Baker Hughes, Inc.	312,360
20,846	BP plc ADR	845,097
14,600	Cameron International Corporation[a]	623,566
11,500	Chevron Corporation	1,213,250
7,398	Concho Resources, Inc.[a]	629,718
47,330	ConocoPhillips	2,644,800
41,400	Consol Energy, Inc.	1,251,936
6,900	Dril-Quip, Inc.[a]	452,571
41,929	Ensco plc	1,969,405
19,103	EOG Resources, Inc.	1,721,371
8,350	EQT Corporation	447,810
12,000	Exxon Mobil Corporation	1,026,840
44,133	Helix Energy Solutions Group, Inc.[a]	724,223
28,000	Nabors Industries, Ltd.[a]	403,200
10,364	National Oilwell Varco, Inc.	667,856
14,900	Newfield Exploration Company[a]	436,719
22,470	Occidental Petroleum Corporation	1,927,252

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (39.6%)	Value
Energy (5.3%) - continued
16,568	Oil States International, Inc.[a]	$1,096,802
30,879	Peabody Energy Corporation	757,153
16,800	Petroleo Brasileiro SA ADR	315,336
69,075	Petroleum Geo-Services ASA	844,232
15,500	Plains Exploration & Production Company[a]	545,290
5,300	Range Resources Corporation	327,911
3,100	Schlumberger, Ltd.	201,221
5,600	SM Energy Company	275,016
7,300	Southwestern Energy Company[a]	233,089
40,262	Swift Energy Company[a]	749,276
13,800	Ultra Petroleum Corporation[a]	318,366
66,090	Valero Energy Corporation	1,596,073
202,418	Weatherford International, Ltd.[a]	2,556,539
3,322	Whiting Petroleum Corporation[a]	136,601

	Total	31,209,451

Financials (5.8%)
5,900	ACE, Ltd.	437,367
16,041	Affiliated Managers Group, Inc.[a]	1,755,687
3,100	Allied World Assurance Company Holdings AG	246,357
9,400	American Campus Communities, Inc.	422,812
24,600	Ameriprise Financial, Inc.	1,285,596
17,100	Apartment Investment & Management Company	462,213
7,200	Aspen Insurance Holdings, Ltd.	208,080
22,590	Bank of America Corporation	184,786
4,405	Boston Properties, Inc.	477,370
4,010	Capital One Financial Corporation	219,187
14,300	CBL & Associates Properties, Inc.	279,422
22,120	Charles Schwab Corporation	286,012
85,801	Citigroup, Inc.	2,351,805
4,825	CME Group, Inc.	1,293,631
30,282	Discover Financial Services	1,047,152
20,300	Douglas Emmett, Inc.	468,930
16,724	Duke Realty Corporation	244,839
5,700	Endurance Specialty Holdings, Ltd.	218,424
5,800	Equity Lifestyle Properties, Inc.	400,026
7,689	Equity Residential	479,486
21,827	HCC Insurance Holdings, Inc.	685,368
7,000	Home Properties, Inc.	429,520
20,648	Host Hotels & Resorts, Inc.	326,651
134,400	Huntington Bancshares, Inc.	860,160
15,500	iShares Russell 2000 Index Fund	1,234,575
73,476	J.P. Morgan Chase & Company	2,625,297
23,929	Kimco Realty Corporation	455,369
26,650	KKR & Company, LP	343,519
7,531	Lazard, Ltd.	195,731
3,200	M&T Bank Corporation	264,224
33,753	Marsh & McLennan Companies, Inc.	1,087,859
19,730	MetLife, Inc.	608,670
10,900	NASDAQ OMX Group, Inc.	247,103
5,900	Northern Trust Corporation	271,518
19,200	Och-Ziff Capital Management Group, LLC	145,536
59,086	Ocwen Financial Corporation[a]	1,109,635
59,951	Popular, Inc.[a]	995,786
2,500	ProAssurance Corporation	222,725
37,600	Progressive Corporation	783,208
6,700	Protective Life Corporation	197,047
3,253	Public Storage, Inc.	469,766
2,762	S&P 500 Large Index Depository Receipts	376,378
3,310	Simon Property Group, Inc.	515,235
14,370	State Street Corporation	641,477
23,080	SunTrust Banks, Inc.	559,228
4,780	SVB Financial Group[a]	280,682
13,300	Tanger Factory Outlet Centers, Inc.	426,265
3,125	Taubman Centers, Inc.	241,125
24,265	TD Ameritrade Holding Corporation	412,505
9,400	Tower Group, Inc.	196,178
5,347	Vornado Realty Trust	449,041
14,086	W.R. Berkley Corporation	548,227
56,812	Wells Fargo & Company	1,899,793
64,015	Zions Bancorporation	1,243,171

	Total	34,117,754

Health Care (4.9%)
10,700	Abbott Laboratories	689,829
9,507	Alexion Pharmaceuticals, Inc.[a]	944,045
38,000	Align Technology, Inc.[a]	1,271,480
14,580	AmerisourceBergen Corporation	573,723
15,573	Amgen, Inc.	1,137,452
33,718	Baxter International, Inc.	1,792,112
14,500	Biogen Idec, Inc.[a]	2,093,510
8,600	BioMarin Pharmaceutical, Inc.[a]	340,388
55,700	Bristol-Myers Squibb Company	2,002,415
2,358	C.R. Bard, Inc.	253,344
7,130	CIGNA Corporation	313,720
17,917	Covance, Inc.[a]	857,328
10,560	Covidien plc	564,960
28,500	Eli Lilly and Company	1,222,935
33,094	Health Net, Inc.[a]	803,191
13,980	Johnson & Johnson	944,489
7,400	Medicines Company[a]	169,756
19,420	Merck & Company, Inc.	810,785
2,554	Mettler-Toledo International, Inc.[a]	398,041
4,983	Onyx Pharmaceuticals, Inc.[a]	331,120
4,600	Perrigo Company	542,478
67,564	Pfizer, Inc.	1,553,972
36,462	PSS World Medical, Inc.[a]	765,337
13,970	Sanofi ADR	527,787
17,100	Shire Pharmaceuticals Group plc ADR	1,477,269
7,818	SXC Health Solutions Corporation[a]	775,624
9,100	Thoratec Corporation[a]	305,578
19,440	United Therapeutics Corporation[a]	959,947
56,235	UnitedHealth Group, Inc.	3,289,748
2,200	Waters Corporation[a]	174,834
13,479	Watson Pharmaceuticals, Inc.[a]	997,311
4,520	Zimmer Holdings, Inc.	290,907

	Total	29,175,415

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (39.6%)	Value
Industrials (5.0%)
8,900	3M Company	$797,440
34,300	Actuant Corporation	931,588
13,960	AMETEK, Inc.	696,744
17,296	BE Aerospace, Inc.[a]	755,143
18,255	Boeing Company	1,356,346
15,656	Chicago Bridge and Iron Company	594,302
8,855	CSX Corporation	197,998
6,200	Cummins, Inc.	600,842
36,644	Deluxe Corporation	913,901
30,300	Dover Corporation	1,624,383
32,224	EMCOR Group, Inc.	896,472
16,662	Expeditors International of Washington, Inc.	645,652
2,980	FedEx Corporation	272,998
5,327	Flowserve Corporation	611,273
25,100	GATX Corporation	966,350
14,270	General Electric Company	297,387
6,945	Honeywell International, Inc.	387,809
22,140	Jacobs Engineering Group, Inc.[a]	838,220
17,980	JB Hunt Transport Services, Inc.	1,071,608
13,918	Kansas City Southern	968,136
8,700	L-3 Communications Holdings, Inc.	643,887
14,200	Landstar System, Inc.	734,424
19,600	Lockheed Martin Corporation	1,706,768
84,620	Manitowoc Company, Inc.	990,054
3,800	Manpower, Inc.	139,270
3,890	Norfolk Southern Corporation	279,185
11,725	Oshkosh Corporation[a]	245,639
30,742	Parker Hannifin Corporation	2,363,445
12,692	Pentair, Inc.	485,850
10,232	Roper Industries, Inc.	1,008,671
28,573	Shaw Group, Inc.[a]	780,329
13,904	SPX Corporation	908,209
7,181	Stericycle, Inc.[a]	658,282
30,100	Tyco International, Ltd.	1,590,785
19,518	United Technologies Corporation	1,474,195

	Total	29,433,585

Information Technology (8.1%)
11,500	Accenture plc	691,035
27,600	ADTRAN, Inc.	833,244
26,958	Akamai Technologies, Inc.[a]	855,916
4,500	Alliance Data Systems Corporation[a]	607,500
13,435	ANSYS, Inc.[a]	847,883
11,802	Apple, Inc.[a]	6,892,368
131,773	Atmel Corporation[a]	882,879
11,357	Autodesk, Inc.[a]	397,381
23,701	Broadcom Corporation[a]	801,094
33,700	Cavium, Inc.[a]	943,600
29,200	Ciena Corporation[a]	478,004
21,935	Cognizant Technology Solutions Corporation[a]	1,316,100
17,300	CoreLogic, Inc.[a]	316,763
32,316	eBay, Inc.[a]	1,357,595
33,208	Electronic Arts, Inc.[a]	410,119
8,692	F5 Networks, Inc.[a]	865,376
13,451	Fortinet, Inc.[a]	312,332
4,323	Google, Inc.[a]	2,507,643
3,700	International Business Machines Corporation	723,646
6,398	Itron, Inc.[a]	263,854
12,010	Juniper Networks, Inc.[a]	195,883
3,741	Lam Research Corporation[a]	141,185
54,938	Marvell Technology Group, Ltd.	619,701
1,600	MasterCard, Inc.	688,176
4,453	Mercadolibre, Inc.	337,537
108,234	Microsoft Corporation	3,310,878
51,212	NetApp, Inc.[a]	1,629,566
4,775	Nice Systems, Ltd. ADR[a]	174,765
34,193	Nuance Communications, Inc.[a]	814,477
81,368	NVIDIA Corporation[a]	1,124,506
44,400	ON Semiconductor Corporation[a]	315,240
29,400	OpenTable, Inc.[a]	1,323,294
115,023	Oracle Corporation	3,416,183
23,066	Plantronics, Inc.	770,404
66,000	Polycom, Inc.[a]	694,320
27,420	QUALCOMM, Inc.	1,526,746
9,130	Red Hat, Inc.[a]	515,662
16,300	Riverbed Technology, Inc.[a]	263,245
1,600	ServiceNow, Inc.[a,b]	39,360
23,596	Teradata Corporation[a]	1,699,148
77,238	Teradyne, Inc.[a]	1,085,966
72,820	Texas Instruments, Inc.	2,089,206
25,653	TIBCO Software, Inc.[a]	767,538
31,373	VeriFone Systems, Inc.[a]	1,038,133
25,644	Xilinx, Inc.	860,869

	Total	47,746,320

Materials (1.4%)
2,700	Agrium, Inc.	238,869
35,400	AK Steel Holding Corporation	207,798
4,488	Albemarle Corporation	267,664
5,500	BHP Billiton, Ltd. ADR	359,150
7,900	Buckeye Technologies, Inc.	225,071
6,418	Celanese Corporation	222,191
7,000	Cliffs Natural Resources, Inc.	345,030
7,200	Eagle Materials, Inc.	268,848
10,632	FMC Corporation	568,599
51,621	Freeport-McMoRan Copper & Gold, Inc.	1,758,727
7,700	H.B. Fuller Company	236,390
3,730	LyondellBasell Industries NV	150,207
11,400	Materials Select Sector SPDR Fund	402,306
6,300	Mosaic Company	344,988
7,624	Newmont Mining Corporation	369,840
7,500	Rio Tinto plc ADR	358,575
4,104	Sigma-Aldrich Corporation	303,409
6,966	Silgan Holdings, Inc.	297,379
13,453	Silver Wheaton Corporation	361,079
19,970	Steel Dynamics, Inc.	234,648
17,200	SunCoke Energy, Inc.[a]	251,980
14,586	Walter Energy, Inc.	644,118

	Total	8,416,866

Telecommunications Services (0.3%)
8,176	SBA Communications Corporation[a]	466,441
28,375	TW Telecom, Inc.[a]	728,102

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (39.6%)	Value
Telecommunications Services (0.3%) - continued
14,648	Verizon Communications, Inc.	$650,957

	Total	1,845,500

Utilities (0.7%)
13,600	CMS Energy Corporation	319,600
23,930	NiSource, Inc.	592,268
18,188	NV Energy, Inc.	319,745
48,300	PNM Resources, Inc.	943,782
7,500	Public Service Enterprise Group, Inc.	243,750
20,878	Southwest Gas Corporation	911,325
13,050	Utilities Select Sector SPDR Fund	482,719

	Total	3,813,189

	Total Common Stock (cost $224,550,894)	233,444,827

Principal Amount	Long-Term Fixed Income (4.9%)
Asset-Backed Securities (0.2%)
	J.P. Morgan Mortgage Acquisition Corporation
$945,608	5.461%, 10/25/2036	737,936
	Renaissance Home Equity Loan Trust
650,000	6.011%, 5/25/2036	366,567

	Total	1,104,503

Collateralized Mortgage Obligations (<0.1%)
	Sequoia Mortgage Trust
131,128	5.371%, 9/20/2046	44,557
	WaMu Mortgage Pass Through Certificates
90,135	2.506%, 9/25/2036	64,455
139,566	2.561%, 10/25/2036	98,450

	Total	207,462

Commercial Mortgage-Backed Securities (0.1%)
	Credit Suisse Mortgage Capital Certificates
250,000	5.509%, 9/15/2039	244,889
	Government National Mortgage Association
177,372	2.164%, 3/16/2033	180,112
157,361	3.214%, 1/16/2040	165,113

	Total	590,114

Financials (0.3%)
	Achmea Hypotheekbank NV
205,000	3.200%, 11/3/2014[c]	213,842
	Bank of Nova Scotia
225,000	1.450%, 7/26/2013[c]	227,281
	Canadian Imperial Bank of Commerce
205,000	2.600%, 7/2/2015[c]	215,606
	Dexia Credit Local SA
225,000	2.750%, 4/29/2014[c]	219,564
	International Bank for Reconstruction & Development
210,000	2.375%, 5/26/2015	221,779
	Royal Bank of Canada
160,000	3.125%, 4/14/2015[c]	169,447
	Toronto-Dominion Bank
205,000	2.200%, 7/29/2015[c]	213,331

	Total	1,480,850

Foreign Government (<0.1%)
	Kommunalbanken AS
225,000	2.750%, 5/5/2015[c]	236,260
	Kreditanstalt fuer Wiederaufbau
55,000	0.253%, 6/17/2013[d]	55,004

	Total	291,264

Mortgage-Backed Securities (0.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
400,000	3.000%, 7/1/2027[b]	418,188
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
1,205,000	3.000%, 7/1/2027[b]	1,262,425
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
250,000	3.500%, 7/1/2042[b]	262,773
1,405,000	4.000%, 7/1/2042[b]	1,495,228
700,000	5.500%, 7/1/2042[b]	763,547

	Total	4,202,161

U.S. Government and Agencies (3.6%)
	FDIC Structured Sale Guaranteed Notes
85,000	Zero Coupon, 1/7/2014[c]	83,894
	Federal Agricultural Mortgage Corporation
210,000	2.125%, 9/15/2015	218,155
	Federal Home Loan Banks
1,300,000	0.375%, 1/29/2014	1,300,506
1,015,000	1.000%, 6/21/2017	1,015,745
1,010,000	5.000%, 11/17/2017	1,219,570
	Federal National Mortgage Association
715,000	1.250%, 2/27/2014	726,946
400,000	0.500%, 5/27/2015	399,710
255,000	4.375%, 10/15/2015	286,218
860,000	1.375%, 11/15/2016	880,214
210,000	6.250%, 5/15/2029	302,408
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	215,137
	U.S. Treasury Bonds
420,000	7.625%, 2/15/2025	687,488
550,000	4.375%, 5/15/2040	732,961
350,000	3.125%, 11/15/2041	376,250
	U.S. Treasury Bonds, TIPS
67,121	2.375%, 1/15/2025	88,396
58,537	2.125%, 2/15/2040	83,086

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (4.9%)	Value
U.S. Government and Agencies (3.6%) - continued
	U.S. Treasury Notes
$ 150,000	0.250%, 4/30/2014	$149,818
75,000	2.250%, 5/31/2014	77,730
1,975,000	0.750%, 6/15/2014	1,991,355
2,150,000	2.500%, 4/30/2015	2,275,809
465,000	2.000%, 1/31/2016	489,267
625,000	2.625%, 2/29/2016	672,608
1,500,000	3.250%, 3/31/2017	1,676,601
3,340,000	2.000%, 2/15/2022	3,452,465
	U.S. Treasury Notes, TIPS
367,266	2.000%, 1/15/2014	381,326
265,043	1.625%, 1/15/2015	281,649
313,140	0.500%, 4/15/2015	325,127
238,008	0.125%, 4/15/2017	251,247
332,976	2.625%, 7/15/2017	395,513
262,897	1.125%, 1/15/2021	302,537

	Total	21,339,736

	Total Long-Term Fixed Income (cost $27,753,538)	29,216,090

	Short-Term Investments (4.4%)[e]
	Federal Home Loan Bank Discount Notes
3,000,000	0.065%, 7/25/2012[f]	2,999,865
15,000,000	0.105%, 8/22/2012[f]	14,997,681
	Federal Home Loan Mortgage Corporation Discount Notes
8,000,000	0.070%, 7/11/2012[f]	7,999,829
	Federal National Mortgage Association Discount Notes
100,000	0.120%, 7/18/2012[f,g]	99,994

	Total Short-Term Investments (cost $26,097,368)	26,097,369

	Total Investments (cost $630,710,697) 100.5%	$593,223,592

	Other Assets and Liabilities, Net (0.5%)	(3,123,789)

	Total Net Assets 100.0%	$590,099,803

a	Non-income producing security.
b	Denotes investments purchased on a when-issued or delayed delivery basis.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2012, the value of these investments was $1,579,225 or 0.3% of total net assets.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 29, 2012.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
g	At June 29, 2012, $99,994 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$32,166,425
Gross unrealized depreciation	(70,716,612)

Net unrealized appreciation (depreciation)	$(38,550,187)
Cost for federal income tax purposes	$631,773,779

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	278,498,341	278,498,341	—	—
Fixed Income Mutual Funds	25,966,965	25,966,965	—	—
Common Stock
Consumer Discretionary	30,554,775	30,554,775	—	—
Consumer Staples	17,131,972	17,131,972	—	—
Energy	31,209,451	30,365,219	844,232	—
Financials	34,117,754	34,117,754	—	—
Health Care	29,175,415	29,175,415	—	—
Industrials	29,433,585	29,433,585	—	—
Information Technology	47,746,320	47,746,320	—	—
Materials	8,416,866	8,416,866	—	—
Telecommunications Services	1,845,500	1,845,500	—	—
Utilities	3,813,189	3,813,189	—	—
Long-Term Fixed Income
Asset-Backed Securities	1,104,503	—	1,104,503	—
Collateralized Mortgage Obligations	207,462	—	207,462	—
Commercial Mortgage-Backed Securities	590,114	—	590,114	—
Financials	1,480,850	—	1,480,850	—
Foreign Government	291,264	—	291,264	—
Mortgage-Backed Securities	4,202,161	—	4,202,161	—
U.S. Government and Agencies	21,339,736	—	21,339,736	—
Short-Term Investments	26,097,369	—	26,097,369	—

Total	$593,223,592	$537,065,901	$56,157,691	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,788,005	4,788,005	—	—

Total Asset Derivatives	$4,788,005	$4,788,005	$—	$—

Liability Derivatives
Futures Contracts	4,617,805	4,617,805	—	—

Total Liability Derivatives	$4,617,805	$4,617,805	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(15)	September 2012	($3,303,236)	($3,302,813)	$423
10-Yr. U.S. Treasury Bond Futures	(20)	September 2012	(2,654,002)	(2,667,500)	(13,498)
Mini MSCI EAFE Index Futures	90	September 2012	6,049,171	6,407,100	357,929
Russell 2000 Index Mini-Futures	(783)	September 2012	(59,255,639)	(62,279,820)	(3,024,181)
S&P 400 Index Mini-Futures	(698)	September 2012	(63,996,975)	(65,577,101)	(1,580,126)
S&P 500 Index Futures	382	September 2012	125,106,547	129,536,200	4,429,653
Total Futures Contracts					$170,200

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2012, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$423
Total Interest Rate Contracts		423
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	4,787,582
Total Equity Contracts		4,787,582

Total Asset Derivatives		$4,788,005

Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	4,604,307
Total Equity Contracts		4,604,307
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	13,498
Total Interest Rate Contracts		13,498

Total Liability Derivatives		$4,617,805

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	2,047,122
Total Equity Contracts		2,047,122
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(11,303)
Total Foreign Exchange Contracts		(11,303)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(100,817)
Total Interest Rate Contracts		(100,817)
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	28,857
Total Credit Contracts		28,857

Total		$1,963,859

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(683,529)
Total Equity Contracts		(683,529)
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	29,610
Total Interest Rate Contracts		29,610
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(3,247)
Total Credit Contracts		(3,247)

Total		($657,166)

The following table presents Aggressive Allocation Portfolio’s average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)	Swaps (Notional*)
Equity Contracts	$266,031,058	44.8%	N/A	N/A	N/A
Interest Rate Contracts	6,005,138	1.0	N/A	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$163,866	<0.1%	N/A
Credit Contracts	N/A	N/A	N/A	N/A	$93,040

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Partner Small Cap Growth	$43,458,307	$—	$—	3,498,692	$46,129,209	$—
Partner Small Cap Value	14,393,204	87,027	2,000,000	672,963	13,058,377	87,027
Small Cap Stock	20,485,040	—	—	1,708,411	20,913,338	—
Partner Mid Cap Value	19,535,065	176,063	—	1,575,131	21,014,446	176,063
Mid Cap Stock	28,649,596	76,744	—	2,502,383	30,245,051	76,744
Partner Worldwide Allocation	22,849,130	7,554	—	3,092,021	24,022,532	7,554
Partner International Stock	59,536,061	1,711,274	—	6,673,062	61,617,721	1,711,274
Large Cap Value	27,887,419	521,401	—	2,732,516	29,720,207	521,401
Large Cap Stock	24,807,764	279,164	—	3,091,854	26,733,101	279,164
Equity Income Plus	4,678,836	76,166	—	539,342	5,044,359	76,166
High Yield	5,669,944	7,653,606	310,502	2,746,736	13,323,042	279,873
Income	6,032,325	2,156,646	—	807,942	8,424,972	156,664
Limited Maturity Bond	—	4,219,419	—	430,619	4,218,951	19,419
Thrivent Financial Securities Lending Trust	—	940,873	940,873	—	—	60
Total Value and Income Earned	277,982,691				304,465,306	3,391,409

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Bank Loans (0.8%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$ 800,000	5.750%, 5/1/2018	$784,664
	Ineos Group Holdings, Term Loan
1,038,782	6.391%, 5/4/2018[b,c]	1,015,700

	Total	1,800,364

Capital Goods (<0.1%)
	Reynolds Group, Term Loan
798,400	5.250%, 8/9/2018[b,c]	804,013

	Total	804,013

Communications Services (0.2%)
	Atlantic Broadband Finance, LLC, Term Loan
925,000	5.250%, 3/20/2019	925,388
	Charter Communications Operation, Term Loan
738,150	4.000%, 3/28/2019	732,481
	Clear Channel Communications, Term Loan
925,000	3.895%, 1/29/2016	736,920
	Cumulus Media Holdings, Inc., Term Loan
1,122,445	4.900%, 9/16/2018[b,c]	1,116,631
	Lawson Software, Inc., Term Loan
924,538	7.520%, 3/16/2018[b,c]	927,857
	Toys R Us, Inc., Term Loan
740,000	5.250%, 5/25/2018	672,475
	Univision Communications, Inc., Term Loan
640,000	2.245%, 9/29/2014	626,669
	Zayo Group, LLC, Term Loan
1,200,000	0.000%, 6/14/2019[b,c]	1,202,784

	Total	6,941,205

Consumer Cyclical (0.1%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,020,659	5.500%, 2/28/2017	1,014,137
	Chrysler Group, LLC, Term Loan
922,670	6.000%, 5/24/2017	928,437

	Total	1,942,574

Consumer Non-Cyclical (0.2%)
	Bausch & Lomb, Inc., Term Loan
800,000	5.250%, 4/17/2019	794,800
	CHS/Community Health Systems, Inc., Term Loan
800,000	3.967%, 1/25/2017	787,288
	DJO Finance, LLC, Term Loan
800,000	5.000%, 9/15/2017[b,c]	792,664
	Roundy’s Supermarkets, Inc., Term Loan
1,002,487	5.730%, 2/13/2019[b,c]	1,003,380
	Visant Corporation, Term Loan
1,075,000	4.645%, 12/22/2016[b,c]	1,040,062

	Total	4,418,194

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
1,080,000	8.111%, 12/2/2017[b,c]	1,070,431
	GenOn Energy, Inc., Term Loan
640,000	4.250%, 9/20/2017[b,c]	632,800

	Total	1,703,231

Financials (<0.1%)
	Nuveen Investments, Inc., Term Loan
800,000	5.685%, 5/13/2017[b,c]	786,400

	Total	786,400

Technology (0.1%)
	First Data Corporation Extended, Term Loan
925,000	4.245%, 3/26/2018	847,189
	Freescale Semiconductor, Inc., Term Loan
1,127,175	5.646%, 2/28/2019[b,c]	1,107,855
	Intelsat Jackson Holdings SA, Term Loan
925,000	5.250%, 4/2/2018	922,882

	Total	2,877,926

Transportation (<0.1%)
	Delta Air Lines, Inc., Term Loan
922,670	5.500%, 4/20/2017	919,791

	Total	919,791

Utilities (<0.1%)
	NGPL PipeCo, LLC, Term Loan
1,195,000	6.750%, 5/15/2017	1,170,108

	Total	1,170,108

	Total Bank Loans (cost $23,545,155)	23,363,806

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Mutual Funds (56.0%)	Value
Equity Mutual Funds (42.1%)
5,056,075	Thrivent Partner Small Cap Growth Portfolio[d]	$66,662,828
3,460,967	Thrivent Partner Small Cap Value Portfolio	67,157,638
4,528,335	Thrivent Small Cap Stock Portfolio[d]	55,433,159
6,211,851	Thrivent Partner Mid Cap Value Portfolio	82,874,786
14,108,172	Thrivent Mid Cap Stock Portfolio	170,518,417
21,862,556	Thrivent Partner Worldwide Allocation Portfolio	169,854,574
20,052,862	Thrivent Partner International Stock Portfolio	185,164,114
18,770,587	Thrivent Large Cap Value Portfolio	204,158,288
21,892,974	Thrivent Large Cap Stock Portfolio	189,293,218
2,259,027	Thrivent Equity Income Plus Portfolio	21,128,228

	Total	1,212,245,250

Fixed Income Mutual Funds (13.9%)
23,202,043	Thrivent High Yield Portfolio	112,541,510
18,454,470	Thrivent Income Portfolio	192,437,678
9,675,896	Thrivent Limited Maturity Bond Portfolio	94,798,625

	Total	399,777,813

	Total Mutual Funds (cost $1,748,855,121)	1,612,023,063

	Common Stock (24.6%)
Consumer Discretionary (3.0%)
14,771	Abercrombie & Fitch Company	504,282
33,792	Amazon.com, Inc.[d]	7,716,403
8,350	AutoZone, Inc.[d]	3,065,869
53,000	Big Lots, Inc.[d]	2,161,870
35,500	BJ’s Restaurants, Inc.[d]	1,349,000
13,120	CBS Corporation	430,074
15,100	Charter Communications, Inc.[d]	1,070,137
37,000	Children’s Place Retail Stores, Inc.[d]	1,843,710
30,300	Coach, Inc.	1,771,944
361,736	Comcast Corporation	11,564,700
10,674	Darden Restaurants, Inc.	540,425
33,489	Delphi Automotive plc[d]	853,969
27,162	Discovery Communications, Inc.[d]	1,466,748
21,100	DISH Network Corporation	602,405
49,376	Dollar Tree, Inc.[d]	2,656,429
77,988	Foot Locker, Inc.	2,384,873
13,279	Gentex Corporation	277,133
23,630	GNC Holdings, Inc.	926,296
6,370	Harley-Davidson, Inc.	291,300
112,300	Home Depot, Inc.	5,950,777
209,877	Las Vegas Sands Corporation	9,127,551
38,863	Life Time Fitness, Inc.[d]	1,807,518
22,649	Limited Brands, Inc.	963,262
43,000	Lowe’s Companies, Inc.	1,222,920
49,100	Meredith Corporation[e]	1,568,254
67,780	News Corporation	1,526,406
49,800	NIKE, Inc.	4,371,444
27,660	Omnicom Group, Inc.	1,344,276
6,913	O’Reilly Automotive, Inc.[d]	579,102
5,518	Panera Bread Company[d]	769,430
52,000	Penn National Gaming, Inc.[d]	2,318,680
23,580	PetSmart, Inc.	1,607,684
136,988	Pier 1 Imports, Inc.	2,250,713
3,900	Priceline.com, Inc.[d]	2,591,628
103,000	Sally Beauty Holdings, Inc.[d]	2,651,220
10,580	Time Warner Cable, Inc.	868,618
44,900	Toll Brothers, Inc.[d]	1,334,877
13,780	Tractor Supply Company	1,144,567
3,938	VF Corporation	525,526
37,853	WMS Industries, Inc.[d]	755,167

	Total	86,757,187

Consumer Staples (2.1%)
125,878	Altria Group, Inc.	4,349,085
96,835	Anheuser-Busch InBev NV ADR	7,712,908
83,290	Archer-Daniels-Midland Company	2,458,721
41,963	British American Tobacco plc ADR	4,285,262
22,900	Bunge, Ltd.	1,436,746
9,839	Clorox Company	712,934
71,990	Coca-Cola Company	5,628,898
47,300	Colgate-Palmolive Company	4,923,930
17,050	CVS Caremark Corporation	796,746
11,680	Diageo plc ADR	1,203,858
84,503	Ingredion, Inc.	4,184,589
8,390	Kimberly-Clark Corporation	702,830
47,960	Kraft Foods, Inc.	1,852,215
88,795	Philip Morris International, Inc.	7,748,252
14,887	TreeHouse Foods, Inc.[d]	927,311
161,800	Walgreen Company	4,786,044
63,620	Wal-Mart Stores, Inc.	4,435,586
18,248	Whole Foods Market, Inc.	1,739,399

	Total	59,885,314

Energy (3.6%)
156,343	Alpha Natural Resources, Inc.[d]	1,361,748
158,798	Apache Corporation	13,956,756
83,500	Arch Coal, Inc.[e]	575,315
25,300	Baker Hughes, Inc.	1,039,830
58,783	BP plc ADR	2,383,063
22,100	Cameron International Corporation[d]	943,891
33,550	Chevron Corporation	3,539,525
11,160	Concho Resources, Inc.[d]	949,939
203,190	ConocoPhillips	11,354,257
176,700	Consol Energy, Inc.	5,343,408
22,900	Dril-Quip, Inc.[d]	1,502,011
120,297	Ensco plc	5,650,350
66,086	EOG Resources, Inc.	5,955,010
19,480	EQT Corporation	1,044,712
54,000	Exxon Mobil Corporation	4,620,780
86,284	Helix Energy Solutions Group, Inc.[d]	1,415,920
92,700	Nabors Industries, Ltd.[d]	1,334,880
32,338	National Oilwell Varco, Inc.	2,083,861

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (24.6%)	Value
Energy (3.6%) - continued
46,900	Newfield Exploration Company[d]	$1,374,639
85,070	Occidental Petroleum Corporation	7,296,454
37,178	Oil States International, Inc.[d]	2,461,184
74,209	Peabody Energy Corporation	1,819,605
55,500	Petroleo Brasileiro SA ADR	1,041,735
138,062	Petroleum Geo-Services ASA	1,687,389
51,300	Plains Exploration & Production Company[d]	1,804,734
8,100	Range Resources Corporation	501,147
7,240	Schlumberger, Ltd.	469,948
8,500	SM Energy Company	417,435
21,000	Southwestern Energy Company[d]	670,530
101,733	Swift Energy Company[d]	1,893,251
45,700	Ultra Petroleum Corporation[d,e]	1,054,299
249,280	Valero Energy Corporation	6,020,112
685,507	Weatherford International, Ltd.[d]	8,657,953
5,139	Whiting Petroleum Corporation[d]	211,316

	Total	102,436,987

Financials (3.4%)
13,760	ACE, Ltd.	1,020,029
28,373	Affiliated Managers Group, Inc.[d]	3,105,425
6,200	Allied World Assurance Company Holdings AG	492,714
18,800	American Campus Communities, Inc.	845,624
104,800	Ameriprise Financial, Inc.	5,476,848
34,200	Apartment Investment & Management Company	924,426
14,500	Aspen Insurance Holdings, Ltd.	419,050
52,680	Bank of America Corporation	430,922
14,392	Boston Properties, Inc.	1,559,661
9,370	Capital One Financial Corporation	512,164
41,200	CBL & Associates Properties, Inc.	805,048
51,560	Charles Schwab Corporation	666,671
362,487	Citigroup, Inc.	9,935,769
20,634	CME Group, Inc.	5,532,182
45,859	Discover Financial Services	1,585,804
40,600	Douglas Emmett, Inc.	937,860
46,931	Duke Realty Corporation	687,070
17,500	Endurance Specialty Holdings, Ltd.	670,600
11,700	Equity Lifestyle Properties, Inc.	806,949
25,488	Equity Residential	1,589,432
55,772	HCC Insurance Holdings, Inc.	1,751,241
14,100	Home Properties, Inc.	865,176
58,995	Host Hotels & Resorts, Inc.	933,301
551,600	Huntington Bancshares, Inc.	3,530,240
30,800	iShares Russell 2000 Index Fund[e]	2,453,220
277,929	J.P. Morgan Chase & Company	9,930,403
79,076	Kimco Realty Corporation	1,504,816
62,120	KKR & Company, LP	800,727
21,350	Lazard, Ltd.	554,886
9,200	M&T Bank Corporation	759,644
143,681	Marsh & McLennan Companies, Inc.	4,630,838
46,010	MetLife, Inc.	1,419,408
31,500	NASDAQ OMX Group, Inc.	714,105
17,300	Northern Trust Corporation	796,146
58,300	Och-Ziff Capital Management Group, LLC	441,914
118,205	Ocwen Financial Corporation[d]	2,219,890
119,826	Popular, Inc.[d]	1,990,310
4,900	ProAssurance Corporation	436,541
141,460	Progressive Corporation	2,946,612
13,400	Protective Life Corporation	394,094
10,553	Public Storage, Inc.	1,523,959
6,438	S&P 500 Large Index Depository Receipts	877,306
10,792	Simon Property Group, Inc.	1,679,883
33,520	State Street Corporation	1,496,333
53,810	SunTrust Banks, Inc.	1,303,816
11,150	SVB Financial Group[d]	654,728
26,700	Tanger Factory Outlet Centers, Inc.	855,735
6,201	Taubman Centers, Inc.	478,469
36,795	TD Ameritrade Holding Corporation	625,515
18,800	Tower Group, Inc.	392,356
17,715	Vornado Realty Trust	1,487,706
39,796	W.R. Berkley Corporation	1,548,860
200,084	Wells Fargo & Company	6,690,809
139,931	Zions Bancorporation	2,717,460

	Total	99,410,695

Health Care (3.2%)
48,700	Abbott Laboratories	3,139,689
18,325	Alexion Pharmaceuticals, Inc.[d]	1,819,673
75,900	Align Technology, Inc.[d]	2,539,614
22,140	AmerisourceBergen Corporation	871,209
66,087	Amgen, Inc.	4,826,994
127,837	Baxter International, Inc.	6,794,537
62,100	Biogen Idec, Inc.[d]	8,965,998
12,900	BioMarin Pharmaceutical, Inc.[d]	510,582
252,400	Bristol-Myers Squibb Company	9,073,780
7,087	C.R. Bard, Inc.	761,427
10,862	CIGNA Corporation	477,928
35,830	Covance, Inc.[d]	1,714,465
24,650	Covidien plc	1,318,775
128,700	Eli Lilly and Company	5,522,517
72,541	Health Net, Inc.[d]	1,760,570
32,590	Johnson & Johnson	2,201,780
21,600	Medicines Company[d]	495,504
45,290	Merck & Company, Inc.	1,890,858
3,850	Mettler-Toledo International, Inc.[d]	600,023
7,489	Onyx Pharmaceuticals, Inc.[d]	497,644
7,000	Perrigo Company	825,510
219,987	Pfizer, Inc.	5,059,701
72,938	PSS World Medical, Inc.[d]	1,530,969
32,580	Sanofi ADR	1,230,872
73,000	Shire Pharmaceuticals Group plc ADR	6,306,470
11,862	SXC Health Solutions Corporation[d,e]	1,176,829
25,900	Thoratec Corporation[d]	869,722
38,067	United Therapeutics Corporation[d]	1,879,748
224,988	UnitedHealth Group, Inc.	13,161,798
7,800	Waters Corporation[d]	619,866
20,344	Watson Pharmaceuticals, Inc.[d]	1,505,253

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (24.6%)	Value
Health Care (3.2%) - continued
12,923	Zimmer Holdings, Inc.	$831,724

	Total	90,782,029

Industrials (2.9%)
40,000	3M Company	3,584,000
68,400	Actuant Corporation	1,857,744
21,213	AMETEK, Inc.	1,058,741
26,239	BE Aerospace, Inc.[d]	1,145,595
78,081	Boeing Company	5,801,418
32,289	Chicago Bridge and Iron Company	1,225,690
25,584	CSX Corporation	572,058
28,000	Cummins, Inc.	2,713,480
73,294	Deluxe Corporation	1,827,952
129,100	Dover Corporation	6,921,051
64,314	EMCOR Group, Inc.	1,789,216
32,337	Expeditors International of Washington, Inc.	1,253,059
6,950	FedEx Corporation	636,690
8,136	Flowserve Corporation	933,606
50,200	GATX Corporation	1,932,700
33,260	General Electric Company	693,138
16,202	Honeywell International, Inc.	904,720
44,240	Jacobs Engineering Group, Inc.[d]	1,674,926
27,206	JB Hunt Transport Services, Inc.	1,621,478
21,056	Kansas City Southern	1,464,655
39,200	L-3 Communications Holdings, Inc.	2,901,192
28,300	Landstar System, Inc.	1,463,676
88,800	Lockheed Martin Corporation	7,732,704
190,562	Manitowoc Company, Inc.	2,229,575
11,600	Manpower, Inc.	425,140
9,070	Norfolk Southern Corporation	650,954
33,666	Oshkosh Corporation[d]	705,303
119,172	Parker Hannifin Corporation	9,161,943
19,315	Pentair, Inc.	739,378
15,432	Roper Industries, Inc.	1,521,287
57,043	Shaw Group, Inc.[d]	1,557,844
29,567	SPX Corporation	1,931,317
10,953	Stericycle, Inc.[d]	1,004,062
120,100	Tyco International, Ltd.	6,347,285
72,617	United Technologies Corporation	5,484,762

	Total	83,468,339

Information Technology (5.2%)
51,900	Accenture plc	3,118,671
55,200	ADTRAN, Inc.	1,666,488
73,622	Akamai Technologies, Inc.[d]	2,337,498
12,600	Alliance Data Systems Corporation[d]	1,701,000
20,364	ANSYS, Inc.[d]	1,285,172
51,278	Apple, Inc.[d]	29,946,352
251,473	Atmel Corporation[d]	1,684,869
17,108	Autodesk, Inc.[d]	598,609
35,876	Broadcom Corporation[d]	1,212,609
67,400	Cavium, Inc.[d]	1,887,200
44,300	Ciena Corporation[d,e]	725,191
93,685	Cognizant Technology Solutions Corporation[d]	5,621,100
50,600	CoreLogic, Inc.[d]	926,486
131,025	eBay, Inc.[d]	5,504,360
50,228	Electronic Arts, Inc.[d]	620,316
13,084	F5 Networks, Inc.[d]	1,302,643
20,401	Fortinet, Inc.[d]	473,711
18,473	Google, Inc.[d]	10,715,633
17,100	International Business Machines Corporation	3,344,418
18,367	Itron, Inc.[d]	757,455
34,027	Juniper Networks, Inc.[d]	554,980
5,693	Lam Research Corporation[d]	214,854
83,159	Marvell Technology Group, Ltd.	938,033
7,800	MasterCard, Inc.	3,354,858
6,776	Mercadolibre, Inc.	513,621
445,535	Microsoft Corporation	13,628,916
195,549	NetApp, Inc.[d]	6,222,369
7,151	Nice Systems, Ltd. ADR[d]	261,727
51,791	Nuance Communications, Inc.[d]	1,233,662
155,769	NVIDIA Corporation[d]	2,152,728
67,300	ON Semiconductor Corporation[d]	477,830
63,800	OpenTable, Inc.[d,e]	2,871,638
428,979	Oracle Corporation	12,740,676
45,904	Plantronics, Inc.	1,533,194
131,900	Polycom, Inc.[d]	1,387,588
116,811	QUALCOMM, Inc.	6,504,036
13,827	Red Hat, Inc.[d]	780,949
24,700	Riverbed Technology, Inc.[d]	398,905
2,850	ServiceNow, Inc.[c,d]	70,110
58,539	Teradata Corporation[d]	4,215,393
179,054	Teradyne, Inc.[d]	2,517,499
267,410	Texas Instruments, Inc.	7,671,993
51,193	TIBCO Software, Inc.[d]	1,531,695
55,140	VeriFone Systems, Inc.[d]	1,824,583
61,848	Xilinx, Inc.	2,076,237

	Total	151,107,855

Materials (0.8%)
4,100	Agrium, Inc.	362,727
70,700	AK Steel Holding Corporation[e]	415,009
13,833	Albemarle Corporation	825,000
18,200	BHP Billiton, Ltd. ADR	1,188,460
15,900	Buckeye Technologies, Inc.	452,991
9,787	Celanese Corporation	338,826
23,000	Cliffs Natural Resources, Inc.	1,133,670
14,400	Eagle Materials, Inc.	537,696
16,266	FMC Corporation	869,906
207,203	Freeport-McMoRan Copper & Gold, Inc.	7,059,406
15,500	H.B. Fuller Company	475,850
8,700	LyondellBasell Industries NV	350,349
22,900	Materials Select Sector SPDR Fund	808,141
20,800	Mosaic Company	1,139,008
11,533	Newmont Mining Corporation	559,466
24,600	Rio Tinto plc ADR[e]	1,176,126
9,446	Sigma-Aldrich Corporation	698,343
20,110	Silgan Holdings, Inc.	858,496
20,302	Silver Wheaton Corporation	544,905
56,920	Steel Dynamics, Inc.	668,810
34,300	SunCoke Energy, Inc.[d]	502,495
33,586	Walter Energy, Inc.	1,483,158

	Total	22,448,838

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (24.6%)	Value
Telecommunications Services (0.1%)
12,416	SBA Communications Corporation[d]	$708,333
42,883	TW Telecom, Inc.[d]	1,100,378
34,139	Verizon Communications, Inc.	1,517,137

	Total	3,325,848

Utilities (0.3%)
37,800	CMS Energy Corporation	888,300
55,760	NiSource, Inc.	1,380,060
51,169	NV Energy, Inc.	899,551
96,600	PNM Resources, Inc.	1,887,564
21,600	Public Service Enterprise Group, Inc.	702,000
41,718	Southwest Gas Corporation	1,820,990
30,430	Utilities Select Sector SPDR Fund	1,125,606

	Total	8,704,071

	Total Common Stock (cost $678,233,015)	708,327,163

Principal Amount	Long-Term Fixed Income (9.9%)
Asset-Backed Securities (0.2%)
	J.P. Morgan Mortgage Acquisition Corporation
$3,593,309	5.461%, 10/25/2036	2,804,158
	Morgan Stanley Capital, Inc.
1,315,594	0.395%, 2/25/2037[f]	654,665
	Renaissance Home Equity Loan Trust
1,795,370	5.746%, 5/25/2036	1,144,575
2,800,000	6.011%, 5/25/2036	1,579,057
1,320,362	5.580%, 11/25/2036	699,877

	Total	6,882,332

Basic Materials (0.2%)
	ArcelorMittal
45,000	5.375%, 6/1/2013	46,281
	Arch Coal, Inc.
700,000	7.000%, 6/15/2019[e]	591,500
	BHP Billiton Finance, Ltd.
177,000	1.000%, 2/24/2015	177,303
	Dow Chemical Company
177,000	5.900%, 2/15/2015	197,378
105,000	4.250%, 11/15/2020	113,911
	FMG Resources Property, Ltd.
700,000	8.250%, 11/1/2019[g]	742,000
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
715,000	8.875%, 2/1/2018	729,300
	International Paper Company
117,000	5.300%, 4/1/2015	128,044
	LyondellBasell Industries NV
730,000	5.000%, 4/15/2019[g]	765,588
	Novelis, Inc.
690,000	8.375%, 12/15/2017	738,300
	Rio Tinto Finance USA, Ltd.
252,000	1.125%, 3/20/2015	252,566

	Total	4,482,171

Capital Goods (0.2%)
	Bombardier, Inc.
715,000	5.750%, 3/15/2022[g]	712,319
	Case New Holland, Inc.
700,000	7.875%, 12/1/2017	808,500
	Caterpillar Financial Services Corporation
105,000	1.050%, 3/26/2015	105,609
75,000	1.100%, 5/29/2015	75,420
	John Deere Capital Corporation
97,000	0.875%, 4/17/2015	97,109
	Raytheon Company
176,000	1.625%, 10/15/2015	180,664
	RBS Global, Inc./Rexnord, LLC
715,000	8.500%, 5/1/2018	775,775
	Sealed Air Corporation
700,000	8.375%, 9/15/2021[g]	791,000
	Textron, Inc.
231,000	5.600%, 12/1/2017	254,444
	United Technologies Corporation
38,000	0.967%, 6/1/2015[f]	38,406
38,000	1.800%, 6/1/2017	38,807
19,000	4.500%, 6/1/2042	20,869
	UR Financing Escrow Corporation
715,000	7.375%, 5/15/2020[g]	747,175

	Total	4,646,097

Collateralized Mortgage Obligations (0.5%)
	Citigroup Mortgage Loan Trust, Inc.
693,229	5.500%, 11/25/2035	571,945
	CitiMortgage Alternative Loan Trust
2,391,332	5.750%, 4/25/2037	1,691,815
	Countrywide Alternative Loan Trust
483,017	6.000%, 1/25/2037	347,753
2,197,745	5.500%, 5/25/2037	1,504,957
1,819,014	7.000%, 10/25/2037	1,098,266
	Countrywide Home Loans, Inc.
1,073,188	5.750%, 4/25/2037	896,013
	Deutsche Alt-A Securities, Inc.
398,963	5.500%, 10/25/2021	385,641
813,523	6.000%, 10/25/2021	699,647
	HomeBanc Mortgage Trust
3,040,580	2.591%, 4/25/2037	1,980,026
	J.P. Morgan Mortgage Trust
208,192	2.747%, 10/25/2036	148,650
2,421,546	6.250%, 8/25/2037	1,529,153
	MASTR Alternative Loans Trust
538,797	6.500%, 7/25/2034	566,201
	Merrill Lynch Alternative Note Asset Trust
530,879	6.000%, 3/25/2037	391,297
	Sequoia Mortgage Trust
699,349	5.371%, 9/20/2046	237,639
	WaMu Mortgage Pass Through Certificates
327,762	2.506%, 9/25/2036	234,382
683,874	2.561%, 10/25/2036	482,404

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.9%)	Value
Collateralized Mortgage Obligations (0.5%) – continued
	WaMu Mortgage Pass-Through Certificates
$4,715,432	2.248%, 11/25/2036	$3,346,080

	Total	16,111,869

Commercial Mortgage-Backed Securities (0.9%)
	Banc of America Commercial Mortgage, Inc.
2,800,000	5.807%, 4/10/2049	3,205,350
3,675,000	5.805%, 6/10/2049	4,151,894
	Bear Stearns Commercial Mortgage Securities, Inc.
1,710,000	5.331%, 2/11/2044	1,840,427
	Citigroup/Deutsche Bank Commercial Mortgage
3,900,000	5.322%, 12/11/2049	4,331,800
	Credit Suisse First Boston Mortgage Securities
2,800,000	5.542%, 1/15/2049	3,015,113
	Credit Suisse Mortgage Capital Certificates
3,350,000	5.509%, 9/15/2039	3,281,512
	Government National Mortgage Association
402,331	2.164%, 3/16/2033	408,546
356,942	3.214%, 1/16/2040	374,526
	Greenwich Capital Commercial Funding Corporation
1,750,000	5.867%, 12/10/2049	1,716,447
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,300,000	5.924%, 2/12/2049	1,308,684
	Morgan Stanley Capital, Inc.
900,000	5.406%, 3/15/2044	881,896
	Wachovia Bank Commercial Mortgage Trust
2,100,000	5.603%, 10/15/2048	2,104,143

	Total	26,620,338

Communications Services (0.4%)
	AMC Networks, Inc.
460,000	7.750%, 7/15/2021[g]	507,150
	AT&T, Inc.
210,000	2.400%, 8/15/2016	218,180
	British Telecommunications plc
150,000	2.000%, 6/22/2015	152,061
	Cablevision Systems Corporation
700,000	8.625%, 9/15/2017	780,500
	CCO Holdings, LLC
700,000	7.000%, 1/15/2019	756,000
	CenturyLink, Inc.
240,000	5.800%, 3/15/2022	238,921
	Comcast Corporation
252,000	6.500%, 1/15/2015	284,252
75,000	4.650%, 7/15/2042	75,034
	Digicel, Ltd.
490,000	8.250%, 9/1/2017[g]	498,575
	DIRECTV Holdings, LLC/DIRECTV Financing Company, Inc.
177,000	2.400%, 3/15/2017	178,166
	Dish DBS Corporation
640,000	4.625%, 7/15/2017[g]	640,800
640,000	5.875%, 7/15/2022[g]	646,400
	Frontier Communications Corporation
700,000	8.125%, 10/1/2018	743,750
	Hughes Satellite Systems Corporation
700,000	6.500%, 6/15/2019	743,750
	Intelsat Jackson Holdings SA
700,000	7.250%, 4/1/2019	735,000
	Level 3 Financing, Inc.
620,000	8.625%, 7/15/2020	651,000
	NBCUniversal Media, LLC
177,000	2.875%, 4/1/2016	184,559
	News America, Inc.
55,000	5.300%, 12/15/2014	60,281
	Sprint Nextel Corporation
360,000	9.125%, 3/1/2017[g]	378,000
340,000	9.000%, 11/15/2018[g]	379,950
	Telefonica Emisiones SAU
75,000	3.729%, 4/27/2015	68,290
	Time Warner Cable, Inc.
98,000	7.500%, 4/1/2014	108,652
98,000	3.500%, 2/1/2015	103,656
	UPCB Finance V, Ltd.
700,000	7.250%, 11/15/2021[g]	731,500
	Verizon Communications, Inc.
210,000	5.500%, 2/15/2018	248,567
	Virgin Media Finance plc
715,000	5.250%, 2/15/2022	731,088
	Vivendi SA
177,000	2.400%, 4/10/2015[g]	175,247
	Vodafone Group plc
105,000	3.375%, 11/24/2015	112,179

	Total	11,131,508

Consumer Cyclical (0.3%)
	Chrysler Group, LLC
660,000	8.000%, 6/15/2019[e]	678,150
	Daimler Finance North America, LLC
98,000	1.650%, 4/10/2015[g]	98,385
	Federated Retail Holdings, Inc.
176,000	5.900%, 12/1/2016	202,868
	Ford Motor Credit Company, LLC
153,000	2.750%, 5/15/2015	154,241
715,000	5.000%, 5/15/2018	759,246
	Host Hotels and Resorts, LP
640,000	6.000%, 11/1/2020	694,400
	Lennar Corporation
700,000	12.250%, 6/1/2017	904,750
	Limited Brands, Inc.
595,000	5.625%, 2/15/2022	612,850

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.9%)	Value
Consumer Cyclical (0.3%) - continued
	Macy’s Retail Holdings, Inc.
$177,000	3.875%, 1/15/2022	$186,093
	MGM Resorts International
640,000	11.125%, 11/15/2017	718,400
	Rite Aid Corporation
700,000	7.500%, 3/1/2017	714,000
	Service Corporation International
715,000	8.000%, 11/15/2021	820,463
	Time Warner, Inc.
98,000	3.150%, 7/15/2015	103,353
	Toyota Motor Credit Corporation
75,000	1.750%, 5/22/2017	75,608
	Toys R Us Property Company II, LLC
695,000	8.500%, 12/1/2017	723,669
	Viacom, Inc.
25,000	4.375%, 9/15/2014	26,761
25,000	1.250%, 2/27/2015	25,062
	Volkswagen International Finance NV
100,000	1.625%, 3/22/2015[g]	100,346

	Total	7,598,645

Consumer Non-Cyclical (0.4%)
	Amgen, Inc.
80,000	4.850%, 11/18/2014	86,867
80,000	2.125%, 5/15/2017	80,939
	Anheuser-Busch InBev Worldwide, Inc.
96,000	1.016%, 1/27/2014[f]	96,783
	Aristotle Holding, Inc.
117,000	2.750%, 11/21/2014[g]	119,503
	BAT International Finance plc
150,000	1.400%, 6/5/2015[g]	149,982
75,000	2.125%, 6/7/2017[g]	74,901
	Beam, Inc.
40,000	1.875%, 5/15/2017	40,193
	Boston Scientific Corporation
160,000	5.450%, 6/15/2014	171,471
111,000	4.500%, 1/15/2015	118,276
	Bunge Limited Finance Corporation
150,000	3.200%, 6/15/2017	150,332
	Capella Healthcare, Inc.
640,000	9.250%, 7/1/2017	662,400
	Cardinal Health, Inc.
75,000	1.900%, 6/15/2017	75,562
	Community Health Systems, Inc.
268,000	8.875%, 7/15/2015	275,035
715,000	8.000%, 11/15/2019	761,475
	Covidien International Finance SA
150,000	1.350%, 5/29/2015	150,195
75,000	3.200%, 6/15/2022	77,323
	Express Scripts, Inc.
98,000	3.125%, 5/15/2016	102,035
	Fresenius Medical Care US Finance II, Inc.
700,000	5.625%, 7/31/2019[g]	729,750
	Gilead Sciences, Inc.
110,000	2.400%, 12/1/2014	113,369
110,000	3.050%, 12/1/2016	116,128
	GlaxoSmithKline Capital plc
80,000	0.750%, 5/8/2015	79,991
80,000	1.500%, 5/8/2017	80,145
	Grifols, Inc.
800,000	8.250%, 2/1/2018	858,000
	HCA, Inc.
715,000	5.875%, 3/15/2022	747,175
	JBS USA, LLC
700,000	7.250%, 6/1/2021[g]	651,000
	Kellogg Company
80,000	1.125%, 5/15/2015	80,385
80,000	1.750%, 5/17/2017	79,996
	Kinetic Concepts, Inc./KCI USA, Inc.
700,000	10.500%, 11/1/2018[g]	735,000
	Kraft Foods, Inc.
150,000	1.625%, 6/4/2015[g]	151,587
94,000	2.250%, 6/5/2017[g]	96,244
	Libbey Glass, Inc.
140,000	6.875%, 5/15/2020[g]	143,850
	Lorillard Tobacco Company
212,000	3.500%, 8/4/2016	221,002
	Pfizer, Inc.
177,000	6.200%, 3/15/2019	221,843
	Reynolds Group Issuer, Inc.
700,000	6.875%, 2/15/2021[g]	728,000
	SABMiller Holdings, Inc.
176,000	1.850%, 1/15/2015[g]	178,514
176,000	2.450%, 1/15/2017[g]	181,410
	Spectrum Brands Holdings, Inc.
700,000	9.500%, 6/15/2018	791,000
	Teva Pharmaceutical Finance Company BV
80,000	2.400%, 11/10/2016	82,657
	Teva Pharmaceutical Finance IV, LLC
137,000	1.700%, 11/10/2014	139,777
	Tyson Foods, Inc.
150,000	4.500%, 6/15/2022	154,500
	Valeant Pharmaceuticals International
700,000	6.875%, 12/1/2018[g]	723,625

	Total	11,278,220

Energy (0.2%)
	Anadarko Petroleum Corporation
20,000	5.750%, 6/15/2014	21,496
	Apache Corporation
177,000	1.750%, 4/15/2017	180,503
	BP Capital Markets plc
176,000	3.625%, 5/8/2014	184,488
176,000	3.125%, 10/1/2015	187,111
80,000	1.846%, 5/5/2017	80,796
120,000	3.245%, 5/6/2022	124,247
	Concho Resources, Inc.
1,430,000	5.500%, 10/1/2022	1,415,700
	Denbury Resources, Inc.
700,000	6.375%, 8/15/2021	728,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.9%)	Value
Energy (0.2%) - continued
	Harvest Operations Corporation
$650,000	6.875%, 10/1/2017[g]	$690,625
	Linn Energy, LLC
700,000	7.750%, 2/1/2021	731,500
	Phillips 66
102,000	1.950%, 3/5/2015[g]	102,730
136,000	2.950%, 5/1/2017[g]	139,749
	Samson Investment Company
640,000	9.750%, 2/15/2020[g]	636,800
	Suncor Energy, Inc.
97,000	6.100%, 6/1/2018	114,883
	Weatherford International, Ltd.
177,000	6.750%, 9/15/2040	198,666

	Total	5,537,294

Financials (0.6%)
	Achmea Hypotheekbank NV
283,000	3.200%, 11/3/2014[g]	295,206
	Ally Financial, Inc.
715,000	5.500%, 2/15/2017	726,255
	American Express Company
98,000	7.250%, 5/20/2014	108,675
	American Express Credit Corporation
75,000	2.375%, 3/24/2017	76,870
	American International Group, Inc.
177,000	3.000%, 3/20/2015	177,894
177,000	3.800%, 3/22/2017	180,432
	ANZ National International, Ltd. of London
160,000	3.125%, 8/10/2015[g]	164,276
	Bank of America Corporation
253,000	7.750%, 8/15/2015	275,426
175,000	3.875%, 3/22/2017[e]	178,272
	Bank of New York Mellon Corporation
175,000	1.700%, 11/24/2014	177,948
40,000	1.969%, 6/20/2017	40,469
	Bank of Nova Scotia
450,000	1.450%, 7/26/2013[g]	454,563
175,000	1.850%, 1/12/2015	177,797
	Berkshire Hathaway, Inc.
160,000	1.600%, 5/15/2017	161,114
	BlackRock, Inc.
75,000	1.375%, 6/1/2015	75,536
	Canadian Imperial Bank of Commerce
465,000	2.600%, 7/2/2015[g]	489,059
	Capital One Financial Corporation
40,000	1.617%, 7/15/2014[f]	39,750
175,000	2.150%, 3/23/2015	176,364
	CIT Group, Inc.
274,496	7.000%, 5/2/2017[g]	275,011
	Citigroup, Inc.
175,000	5.850%, 7/2/2013	183,054
175,000	5.125%, 5/5/2014	182,483
310,000	5.000%, 9/15/2014	317,771
175,000	4.750%, 5/19/2015	183,687
	CNA Financial Corporation
265,000	7.350%, 11/15/2019	313,500
	Credit Suisse New York, NY
135,000	5.500%, 5/1/2014	143,120
	Credit Suisse USA, Inc.
175,000	5.375%, 3/2/2016	194,090
	Developers Diversified Realty Corporation
240,000	7.500%, 4/1/2017	275,345
	Dexia Credit Local SA
450,000	2.750%, 4/29/2014[g]	439,128
	Discover Bank
160,000	8.700%, 11/18/2019	198,784
	Eksportfinans ASA
80,000	3.000%, 11/17/2014	75,795
	General Electric Capital Corporation
80,000	1.166%, 4/24/2014[f]	80,000
105,000	0.728%, 9/15/2014[f]	103,730
177,000	2.150%, 1/9/2015	179,983
55,000	1.336%, 5/9/2016[f]	54,112
99,000	2.950%, 5/9/2016	102,161
80,000	2.300%, 4/27/2017	80,541
105,000	6.750%, 3/15/2032	130,009
	Goldman Sachs Group, Inc.
176,000	5.000%, 10/1/2014	183,497
176,000	3.700%, 8/1/2015	177,555
171,000	0.918%, 3/22/2016[f]	154,733
	Hartford Financial Services
	Group, Inc.
30,000	7.300%, 11/1/2015	33,381
177,000	4.000%, 10/15/2017	177,734
	Health Care REIT, Inc.
105,000	6.500%, 3/15/2041	112,179
	HSBC Bank plc
55,000	1.266%, 1/17/2014[f,g]	55,120
	HSBC Holdings plc
137,000	4.000%, 3/30/2022	142,261
	Icahn Enterprises, LP
715,000	8.000%, 1/15/2018	759,687
	ING Bank NV
195,000	3.750%, 3/7/2017[g]	194,085
	International Bank for Reconstruction & Development
465,000	2.375%, 5/26/2015	491,083
	International Lease Finance Corporation
715,000	5.875%, 4/1/2019	715,693
	J.P. Morgan Chase & Company
175,000	4.650%, 6/1/2014	184,245
225,000	1.875%, 3/20/2015	224,826
	J.P. Morgan Chase Bank NA
155,000	0.798%, 6/13/2016[f]	144,359
	Lloyds TSB Bank plc
465,000	4.200%, 3/28/2017	479,651
	MetLife Institutional Funding II
105,000	1.368%, 4/4/2014[f,g]	105,509
	Morgan Stanley
252,000	6.000%, 5/13/2014	261,205

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.9%)	Value
Financials (0.6%) - continued
$252,000	4.750%, 3/22/2017	$251,446
	Murray Street Investment Trust I
194,000	4.647%, 3/9/2017	194,374
	Nordea Bank AB
180,000	2.250%, 3/20/2015[g]	180,649
	Omega Healthcare Investors, Inc.
640,000	5.875%, 3/15/2024[g]	640,000
	PNC Funding Corporation
176,000	3.300%, 3/8/2022	179,485
	Prudential Covered Trust
100,000	2.997%, 9/30/2015[g]	101,583
	Prudential Financial, Inc.
176,000	6.200%, 11/15/2040	192,047
	Regions Bank
250,000	7.500%, 5/15/2018	281,250
	Royal Bank of Canada
400,000	3.125%, 4/14/2015[e,g]	423,617
	Royal Bank of Scotland plc
177,000	4.875%, 8/25/2014[g]	181,981
	Santander US Debt SAU
150,000	3.724%, 1/20/2015[g]	139,517
	SLM Corporation
310,000	6.250%, 1/25/2016	325,500
	Svenska Handelsbanken AB
177,000	3.125%, 7/12/2016	182,913
	Toronto-Dominion Bank
465,000	2.200%, 7/29/2015[g]	483,897
	U.S. Bancorp
177,000	3.150%, 3/4/2015	186,910
80,000	1.650%, 5/15/2017	80,584
	Ventas Realty, LP
27,000	4.000%, 4/30/2019	27,688
	Wachovia Corporation
420,000	5.625%, 10/15/2016	473,444
	WEA Finance, LLC
60,000	5.125%, 11/15/2014[g]	63,480
177,000	5.700%, 10/1/2016[g]	194,762
	WEA Finance, LLC/WT Finance Australia, Pty Ltd.
32,000	7.500%, 6/2/2014[g]	34,915
	Wells Fargo & Company
115,000	2.100%, 5/8/2017	115,257

	Total	17,020,312

Foreign Government (<0.1%)
	Kommunalbanken AS
450,000	2.750%, 5/5/2015[g]	472,519
	Kreditanstalt fuer Wiederaufbau
205,000	0.253%, 6/17/2013[f]	205,016

	Total	677,535

Mortgage-Backed Securities (3.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
13,400,000	3.000%, 7/1/2027[c]	14,009,285
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
11,730,000	3.000%, 7/1/2027[c]	12,289,005
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
9,770,000	3.500%, 7/1/2042[c]	10,269,188
32,097,500	4.000%, 7/1/2042[c]	34,158,769
16,052,500	5.500%, 7/1/2042[c]	17,509,762

	Total	88,236,009

Technology (0.1%)
	Amkor Technology, Inc.
200,000	6.625%, 6/1/2021	199,500
	Equinix, Inc.
700,000	8.125%, 3/1/2018	775,250
	First Data Corporation
715,000	7.375%, 6/15/2019[g]	729,300
	Freescale Semiconductor, Inc.
420,000	9.250%, 4/15/2018[g]	449,400
	Hewlett-Packard Company
105,000	2.018%, 9/19/2014[f]	106,182
255,000	2.600%, 9/15/2017	255,970
	International Business Machines Corporation
160,000	0.750%, 5/11/2015	159,757
	Samsung Electronics America, Inc.
195,000	1.750%, 4/10/2017[g]	194,495
	Xerox Corporation
111,000	7.200%, 4/1/2016	129,415

	Total	2,999,269

Transportation (0.1%)
	Avis Budget Car Rental, LLC
640,000	8.250%, 1/15/2019	686,400
	Continental Airlines, Inc.
715,000	6.750%, 9/15/2015[g]	734,662
80,000	4.150%, 4/11/2024	78,800
	CSX Corporation
96,000	6.250%, 4/1/2015	109,374
	Delta Air Lines, Inc.
160,000	6.750%, 5/23/2017	158,608
30,000	4.750%, 5/7/2020[c]	30,375
	Hertz Corporation
640,000	6.750%, 4/15/2019	665,600
	Kansas City Southern de Mexico SA de CV
160,000	8.000%, 2/1/2018	178,208
	Navios Maritime Acquisition Corporation
700,000	8.625%, 11/1/2017	651,000
	Navios Maritime Holdings, Inc.
640,000	8.875%, 11/1/2017[c,g]	641,600

	Total	3,934,627

U.S. Government and Agencies (2.6%)
	Eksportfinans ASA
80,000	5.500%, 5/25/2016	78,612
	FDIC Structured Sale Guaranteed Notes
185,000	Zero Coupon, 1/7/2014[g]	182,593

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.9%)	Value
U.S. Government and Agencies (2.6%) - continued
	Federal Agricultural Mortgage Corporation
$465,000	2.125%, 9/15/2015	$483,056
	Federal Home Loan Banks
2,830,000	0.375%, 1/29/2014	2,831,101
2,235,000	1.000%, 6/21/2017	2,236,641
2,215,000	5.000%, 11/17/2017	2,674,601
	Federal National Mortgage Association
1,725,000	1.250%, 2/27/2014	1,753,821
920,000	0.500%, 5/27/2015	919,332
735,000	4.375%, 10/15/2015	824,982
1,870,000	1.375%, 11/15/2016	1,913,954
505,000	6.250%, 5/15/2029	727,219
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	508,506
	U.S. Treasury Bonds
950,000	7.625%, 2/15/2025	1,555,031
5,000,000	6.500%, 11/15/2026	7,707,810
2,250,000	4.375%, 5/15/2040	2,998,476
875,000	3.125%, 11/15/2041	940,625
	U.S. Treasury Bonds, TIPS
164,753	2.375%, 1/15/2025	216,972
138,360	2.125%, 2/15/2040	196,385
	U.S. Treasury Notes
300,000	0.250%, 4/30/2014	299,637
150,000	2.250%, 5/31/2014	155,461
4,315,000	0.750%, 6/15/2014	4,350,733
9,000,000	2.500%, 4/30/2015	9,526,644
4,500,000	0.250%, 5/15/2015	4,480,313
1,035,000	2.000%, 1/31/2016	1,089,015
1,390,000	2.625%, 2/29/2016	1,495,879
3,350,000	3.250%, 3/31/2017	3,744,409
7,000,000	1.250%, 4/30/2019	7,077,658
9,840,000	2.000%, 2/15/2022	10,171,332
	U.S. Treasury Notes, TIPS
834,130	2.000%, 1/15/2014	866,061
626,465	1.625%, 1/15/2015	665,717
700,583	0.500%, 4/15/2015	727,402
546,912	0.125%, 4/15/2017	577,334
743,646	2.625%, 7/15/2017	883,312
578,375	1.125%, 1/15/2021	665,582

	Total	75,526,206

Utilities (0.1%)
	AES Corporation
700,000	7.375%, 7/1/2021[g]	778,750
	CenterPoint Energy, Inc.
160,000	6.850%, 6/1/2015	180,324
	Consolidated Edison Company of New York, Inc.
176,000	4.200%, 3/15/2042	187,580
	Crosstex Energy/Crosstex Energy
	Finance Corporation
700,000	8.875%, 2/15/2018	739,375
	Exelon Corporation
255,000	4.900%, 6/15/2015	277,155
	FirstEnergy Solutions Corporation
255,000	4.800%, 2/15/2015	270,700
	Inergy, LP
340,000	7.000%, 10/1/2018	350,200
	ITC Holdings Corporation
155,000	5.875%, 9/30/2016[g]	178,110
	NextEra Energy Capital Holdings, Inc.
75,000	1.611%, 6/1/2014	75,203
	NGPL PipeCo, LLC
640,000	9.625%, 6/1/2019[g]	686,400
	NiSource Finance Corporation
45,000	5.400%, 7/15/2014	48,496
98,000	6.400%, 3/15/2018	114,474
	Pacific Gas & Electric Company
177,000	5.625%, 11/30/2017	212,299
	Sempra Energy
137,000	2.300%, 4/1/2017	140,404
177,000	6.150%, 6/15/2018	213,662

	Total	4,453,132

	Total Long-Term Fixed Income (cost $280,774,276)	287,135,564

Shares	Preferred Stock (<0.1%)
Financials (<0.1%)
3,500	U.S. Bancorp, 6.000%[h]	95,830

	Total	95,830

	Total Preferred Stock (cost $88,865)	95,830

	Collateral Held for Securities Loaned (0.4%)
12,639,496	Thrivent Financial Securities Lending Trust	12,639,496

	Total Collateral Held for Securities Loaned (cost $12,639,496)	12,639,496

Principal Amount	Short-Term Investments (11.8%)[i]
	Federal Home Loan Bank Discount Notes
54,500,000	0.096%, 7/11/2012[j]	54,498,393
5,000,000	0.110%, 7/20/2012[j]	4,999,694
8,000,000	0.065%, 7/25/2012[j]	7,999,639
70,000,000	0.085%, 8/8/2012[j]	69,993,554
6,000,000	0.111%, 8/17/2012[j]	5,999,116
115,000,000	0.105%, 8/22/2012[j]	114,982,223
15,000,000	0.100%, 8/31/2012[j]	14,997,417
	Federal Home Loan Mortgage Corporation Discount Notes
3,100,000	0.105%, 7/16/2012[j,k]	3,099,855
22,000,000	0.105%, 8/27/2012[j]	21,996,278

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Short-Term Investments (11.8%)[i]	Value
	Federal National Mortgage Association Discount Notes
$16,600,000	0.120%, 7/18/2012[j,k]	$16,599,004
	Straight-A Funding, LLC
7,105,000	0.180%, 8/2/2012[g,j]	7,103,828
10,289,000	0.180%, 9/25/2012[g,j]	10,284,524
	U.S. Treasury Bills
6,000,000	0.100%, 7/19/2012[j,k]	5,999,684

	Total Short-Term Investments (at amortized cost)	338,553,209

	Total Investments (cost $3,082,689,137) 103.5%	$2,982,138,131

	Other Assets and Liabilities, Net (3.5%)	(101,279,644)

	Total Net Assets 100.0%	$2,880,858,487

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 29, 2012.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2012, the value of these investments was $41,500,244 or 1.4% of total net assets.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
k	At June 29, 2012, $25,698,543 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$115,882,723
Gross unrealized depreciation	(219,438,889)

Net unrealized appreciation (depreciation)	$(103,556,166)

Cost for federal income tax purposes	$3,085,694,297

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,800,364	—	1,800,364	—
Capital Goods	804,013	—	804,013	—
Communications Services	6,941,205	—	6,941,205	—
Consumer Cyclical	1,942,574	—	1,942,574	—
Consumer Non-Cyclical	4,418,194	—	4,418,194	—
Energy	1,703,231	—	1,703,231	—
Financials	786,400	—	786,400	—
Technology	2,877,926	—	2,877,926	—
Transportation	919,791	—	919,791	—
Utilities	1,170,108	—	1,170,108	—
Mutual Funds
Equity Mutual Funds	1,212,245,250	1,212,245,250	—	—
Fixed Income Mutual Funds	399,777,813	399,777,813	—	—
Common Stock
Consumer Discretionary	86,757,187	86,757,187	—	—
Consumer Staples	59,885,314	59,885,314	—	—
Energy	102,436,987	100,749,598	1,687,389	—
Financials	99,410,695	99,410,695	—	—
Health Care	90,782,029	90,782,029	—	—
Industrials	83,468,339	83,468,339	—	—
Information Technology	151,107,855	151,107,855	—	—
Materials	22,448,838	22,448,838	—	—
Telecommunications Services	3,325,848	3,325,848	—	—
Utilities	8,704,071	8,704,071	—	—
Long-Term Fixed Income
Asset-Backed Securities	6,882,332	—	6,882,332	—
Basic Materials	4,482,171	—	4,482,171	—
Capital Goods	4,646,097	—	4,646,097	—
Collateralized Mortgage Obligations	16,111,869	—	16,111,869	—
Commercial Mortgage-Backed Securities	26,620,338	—	26,620,338	—
Communications Services	11,131,508	—	11,131,508	—
Consumer Cyclical	7,598,645	—	7,598,645	—
Consumer Non-Cyclical	11,278,220	—	11,278,220	—
Energy	5,537,294	—	5,537,294	—
Financials	17,020,312	—	17,020,312	—
Foreign Government	677,535	—	677,535	—
Mortgage-Backed Securities	88,236,009	—	88,236,009	—
Technology	2,999,269	—	2,999,269	—
Transportation	3,934,627	—	3,293,027	641,600
U.S. Government and Agencies	75,526,206	—	75,526,206	—
Utilities	4,453,132	—	4,453,132	—
Preferred Stock
Financials	95,830	95,830	—	—
Collateral Held for Securities Loaned	12,639,496	12,639,496	—	—
Short-Term Investments	338,553,209	—	338,553,209	—

Total	$2,982,138,131	$2,331,398,163	$650,098,368	$641,600

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	12,596,491	12,596,491	—	—

Total Asset Derivatives	$12,596,491	$12,596,491	$—	$—

Liability Derivatives
Futures Contracts	5,853,142	5,853,142	—	—

Total Liability Derivatives	$5,853,142	$5,853,142	$—	$—

The significant unobservable input used in the fair value measurement of the Long-Term Fixed Income Transportation Level 3 security is the lack of marketability. A significant increase or decrease in the input in isolation would result in a significantly lower or higher fair value measurement.

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(110)	September 2012	($24,223,727)	($24,220,625)	$3,102
10-Yr. U.S. Treasury Bond Futures	65	September 2012	8,632,322	8,669,375	37,053
20-Yr. U.S. Treasury Bond Futures	245	September 2012	35,981,295	36,252,343	271,048
Mini MSCI EAFE Index Futures	704	September 2012	47,317,959	50,117,760	2,799,801
Russell 2000 Index Mini-Futures	(825)	September 2012	(62,434,103)	(65,620,500)	(3,186,397)
S&P 400 Index Mini-Futures	(1,178)	September 2012	(108,006,355)	(110,673,100)	(2,666,745)
S&P 500 Index Futures	818	September 2012	267,898,313	277,383,800	9,485,487
Total Futures Contracts					$6,743,349

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2012, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	311,203
Total Interest Rate Contracts		311,203
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	12,285,288
Total Equity Contracts		12,285,288

Total Asset Derivatives		$12,596,491

Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	5,853,142
Total Equity Contracts		5,853,142

Total Liability Derivatives		$5,853,142

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	8,475,728
Total Equity Contracts		8,475,728
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(29,803)
Total Foreign Exchange Contracts		(29,803)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	1,699,376
Total Interest Rate Contracts		1,699,376
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	833,223
Total Credit Contracts		833,223

Total		$10,978,524

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	3,913,394
Total Equity Contracts		3,913,394
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	641,504
Total Interest Rate Contracts		641,504
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(153,504)
Total Credit Contracts		(153,504)

Total		$4,401,394

The following table presents Moderately Aggressive Allocation Portfolio’s average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)
Equity Contracts	$518,389,377	18.2%	N/A	N/A	N/A	N/A
Interest Rate Contracts	62,008,154	2.2	N/A	N/A	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$432,742	<0.1%	N/A	N/A
Credit Contracts	N/A	N/A	N/A	N/A	$3,947,696	0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Partner Small Cap Growth	$62,803,020	$—	$—	5,056,075	$66,662,828	$—
Partner Small Cap Value	64,077,118	447,567	—	3,460,967	67,157,638	447,567
Small Cap Stock	54,297,906	—	—	4,528,335	55,433,159	—
Partner Mid Cap Value	77,040,544	694,339	—	6,211,851	82,874,786	694,339
Mid Cap Stock	161,523,408	432,674	—	14,108,172	170,518,417	432,674
Partner Worldwide Allocation	136,290,534	27,053,414	—	21,862,556	169,854,574	53,414
Partner International Stock	178,908,630	5,142,457	—	20,052,862	185,164,114	5,142,457
Large Cap Value	191,568,241	3,581,679	—	18,770,587	204,158,288	3,581,679
Large Cap Stock	175,660,184	1,976,722	—	21,892,974	189,293,218	1,976,722
Equity Income Plus	19,597,241	319,019	—	2,259,027	21,128,228	319,019
High Yield	105,113,270	4,035,114	874,514	23,202,043	112,541,510	4,035,114
Income	183,615,301	3,796,523	1,224,320	18,454,470	192,437,678	3,797,056
Limited Maturity Bond	104,562,151	917,910	12,029,611	9,675,896	94,798,625	917,910
Thrivent Financial Securities Lending Trust	—	25,702,358	13,062,862	12,639,496	12,639,496	49,481
Total Value and Income Earned	1,515,057,548				1,624,662,559	21,447,432

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$1,695,000	5.750%, 5/1/2018	$1,662,507
	Ineos Group Holdings, Term Loan
2,197,582	6.391%, 5/4/2018[b,c]	2,148,752

	Total	3,811,259

Capital Goods (<0.1%)
	Reynolds Group, Term Loan
1,691,610	5.250%, 8/9/2018[b,c]	1,703,502

	Total	1,703,502

Communications Services (0.3%)
	Atlantic Broadband Finance, LLC, Term Loan
1,905,000	5.250%, 3/20/2019	1,905,800
	Charter Communications Operation, Term Loan
1,521,187	4.000%, 3/28/2019	1,509,505
	Clear Channel Communications, Term Loan
1,905,000	3.895%, 1/29/2016	1,517,656
	Cumulus Media Holdings, Inc., Term Loan
2,364,618	4.903%, 9/16/2018[b,c]	2,352,369
	Lawson Software, Inc., Term Loan
1,904,050	7.475%, 3/16/2018[b,c]	1,910,886
	Toys R Us, Inc., Term Loan
1,525,000	5.250%, 5/25/2018	1,385,844
	Univision Communications, Inc., Term Loan
1,360,000	2.245%, 9/29/2014	1,331,671
	Zayo Group, LLC, Term Loan
2,540,000	0.000%, 6/14/2019[b,c]	2,545,893

	Total	14,459,624

Consumer Cyclical (0.1%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
2,135,117	5.500%, 2/28/2017	2,121,473
	Chrysler Group, LLC, Term Loan
1,900,201	6.000%, 5/24/2017	1,912,078

	Total	4,033,551

Consumer Non-Cyclical (0.2%)
	Bausch & Lomb, Inc., Term Loan
1,695,000	5.250%, 4/17/2019	1,683,982
	CHS/Community Health Systems, Inc., Term Loan
1,695,000	3.967%, 1/25/2017	1,668,066
	DJO Finance, LLC, Term Loan
1,695,000	5.000%, 9/15/2017[b,c]	1,679,457
	Roundy’s Supermarkets, Inc., Term Loan
2,069,813	5.729%, 2/13/2019[b,c]	2,071,655
	Visant Corporation, Term Loan
2,250,000	4.636%, 12/22/2016[b,c]	2,176,875

	Total	9,280,035

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
2,290,000	8.110%, 12/2/2017[b,c]	2,269,711
	GenOn Energy, Inc., Term Loan
1,355,000	4.250%, 9/20/2017[b,c]	1,339,756

	Total	3,609,467

Financials (<0.1%)
	Nuveen Investments, Inc., Term Loan
1,700,000	5.685%, 5/13/2017[b,c]	1,671,100

	Total	1,671,100

Technology (0.1%)
	First Data Corporation Extended, Term Loan
1,905,000	4.245%, 3/26/2018	1,744,751
	Freescale Semiconductor, Inc., Term Loan
2,443,875	5.653%, 2/28/2019[b,c]	2,401,987
	Intelsat Jackson Holdings SA, Term Loan
1,905,000	5.250%, 4/2/2018	1,900,638

	Total	6,047,376

Transportation (<0.1%)
	Delta Air Lines, Inc., Term Loan
1,900,202	5.600%, 4/20/2017	1,894,273

	Total	1,894,273

Utilities (0.1%)
	NGPL PipeCo, LLC, Term Loan
2,540,000	6.750%, 5/15/2017	2,487,092

	Total	2,487,092

	Total Bank Loans (cost $49,376,191)	48,997,279

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Mutual Funds (54.9%)	Value
Equity Mutual Funds (27.9%)
5,698,281	Thrivent Partner Small Cap Growth Portfolio[d]	$75,130,127
4,264,932	Thrivent Partner Small Cap Value Portfolio	82,758,023
3,596,908	Thrivent Small Cap Stock Portfolio[d]	44,031,189
5,904,171	Thrivent Partner Mid Cap Value Portfolio	78,769,911
11,654,145	Thrivent Mid Cap Stock Portfolio	140,857,826
30,368,157	Thrivent Partner Worldwide Allocation Portfolio	235,936,287
18,065,561	Thrivent Partner International Stock Portfolio	166,813,778
26,115,820	Thrivent Large Cap Value Portfolio	284,048,713
20,286,779	Thrivent Large Cap Stock Portfolio	175,405,577
2,977,010	Thrivent Equity Income Plus Portfolio	27,843,380

	Total	1,311,594,811

Fixed Income Mutual Funds (27.0%)
35,170,761	Thrivent High Yield Portfolio	170,595,777
60,484,253	Thrivent Income Portfolio	630,711,649
47,573,255	Thrivent Limited Maturity Bond Portfolio	466,094,210

	Total	1,267,401,636

	Total Mutual Funds (cost $2,680,246,870)	2,578,996,447

	Common Stock (17.6%)
Consumer Discretionary (2.1%)
6,189	Abercrombie & Fitch Company	211,293
42,892	Amazon.com, Inc.[d]	9,794,388
10,600	AutoZone, Inc.[d]	3,892,002
56,600	Big Lots, Inc.[d]	2,308,714
37,900	BJ’s Restaurants, Inc.[d]	1,440,200
19,060	CBS Corporation	624,787
13,700	Charter Communications, Inc.[d]	970,919
39,600	Children’s Place Retail Stores, Inc.[d]	1,973,268
36,000	Coach, Inc.	2,105,280
460,094	Comcast Corporation	14,709,205
4,512	Darden Restaurants, Inc.	228,443
48,828	Delphi Automotive plc[d]	1,245,114
11,437	Discovery Communications, Inc.[d]	617,598
19,200	DISH Network Corporation	548,160
30,180	Dollar Tree, Inc.[d]	1,623,684
83,426	Foot Locker, Inc.	2,551,167
5,591	Gentex Corporation	116,684
9,978	GNC Holdings, Inc.	391,138
9,300	Harley-Davidson, Inc.	425,289
142,900	Home Depot, Inc.	7,572,271
266,965	Las Vegas Sands Corporation	11,610,308
41,583	Life Time Fitness, Inc.[d]	1,934,025
9,545	Limited Brands, Inc.	405,949
62,700	Lowe’s Companies, Inc.	1,783,188
52,500	Meredith Corporation[e]	1,676,850
98,720	News Corporation	2,223,174
63,400	NIKE, Inc.	5,565,252
30,190	Omnicom Group, Inc.	1,467,234
2,933	O’Reilly Automotive, Inc.[d]	245,697
5,091	Panera Bread Company[d]	709,889
53,200	Penn National Gaming, Inc.[d]	2,372,188
13,602	PetSmart, Inc.	927,384
146,572	Pier 1 Imports, Inc.	2,408,178
4,600	Priceline.com, Inc.[d]	3,056,792
131,000	Sally Beauty Holdings, Inc.[d]	3,371,940
15,430	Time Warner Cable, Inc.	1,266,803
30,800	Toll Brothers, Inc.[d]	915,684
5,781	Tractor Supply Company	480,170
1,643	VF Corporation	219,258
34,491	WMS Industries, Inc.[d]	688,096

	Total	96,677,663

Consumer Staples (1.6%)
161,182	Altria Group, Inc.	5,568,838
123,484	Anheuser-Busch InBev NV ADR	9,835,501
125,920	Archer-Daniels-Midland Company	3,717,158
53,345	British American Tobacco plc ADR	5,447,591
35,400	Bunge, Ltd.	2,220,996
4,115	Clorox Company	298,173
91,550	Coca-Cola Company	7,158,295
56,200	Colgate-Palmolive Company	5,850,420
24,830	CVS Caremark Corporation	1,160,306
17,020	Diageo plc ADR	1,754,251
98,396	Ingredion, Inc.	4,872,570
12,240	Kimberly-Clark Corporation	1,025,345
69,922	Kraft Foods, Inc.	2,700,388
107,790	Philip Morris International, Inc.	9,405,755
13,546	TreeHouse Foods, Inc.[d]	843,780
191,800	Walgreen Company	5,673,444
80,732	Wal-Mart Stores, Inc.	5,628,635
7,643	Whole Foods Market, Inc.	728,531

	Total	73,889,977

Energy (2.7%)
177,813	Alpha Natural Resources, Inc.[d]	1,548,751
199,388	Apache Corporation	17,524,211
129,300	Arch Coal, Inc.	890,877
39,100	Baker Hughes, Inc.	1,607,010
88,746	BP plc ADR	3,597,763
9,300	Cameron International Corporation[d]	397,203
50,970	Chevron Corporation	5,377,335
4,625	Concho Resources, Inc.[d]	393,680
244,060	ConocoPhillips	13,638,073
224,600	Consol Energy, Inc.	6,791,904
35,400	Dril-Quip, Inc.[d]	2,321,886
136,390	Ensco plc	6,406,238
90,767	EOG Resources, Inc.	8,179,014
28,410	EQT Corporation	1,523,628
64,100	Exxon Mobil Corporation	5,485,037
56,866	Helix Energy Solutions Group, Inc.[d]	933,171
143,500	Nabors Industries, Ltd.[d]	2,066,400
41,583	National Oilwell Varco, Inc.	2,679,608
62,100	Newfield Exploration Company[d]	1,820,151

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (17.6%)	Value
Energy (2.7%) - continued
110,010	Occidental Petroleum Corporation	$9,435,558
40,833	Oil States International, Inc.[d]	2,703,145
88,530	Peabody Energy Corporation	2,170,756
86,000	Petroleo Brasileiro SA ADR	1,614,220
147,608	Petroleum Geo-Services ASA	1,804,060
79,400	Plains Exploration & Production Company[d]	2,793,292
3,400	Range Resources Corporation	210,358
10,570	Schlumberger, Ltd.	686,099
3,600	SM Energy Company	176,796
19,100	Southwestern Energy Company[d]	609,863
134,479	Swift Energy Company[d]	2,502,654
70,700	Ultra Petroleum Corporation[d,e]	1,631,049
337,930	Valero Energy Corporation	8,161,009
821,252	Weatherford International, Ltd.[d]	10,372,413
2,065	Whiting Petroleum Corporation[d]	84,913

	Total	128,138,125

Financials (2.5%)
20,070	ACE, Ltd.	1,487,789
23,079	Affiliated Managers Group, Inc.[d]	2,525,997
6,600	Allied World Assurance Company Holdings AG	524,502
20,100	American Campus Communities, Inc.	904,098
133,300	Ameriprise Financial, Inc.	6,966,258
36,500	Apartment Investment & Management Company	986,595
15,500	Aspen Insurance Holdings, Ltd.	447,950
76,780	Bank of America Corporation	628,060
22,259	Boston Properties, Inc.	2,412,208
13,670	Capital One Financial Corporation	747,202
37,500	CBL & Associates Properties, Inc.	732,750
75,180	Charles Schwab Corporation	972,077
443,157	Citigroup, Inc.	12,146,933
26,191	CME Group, Inc.	7,022,069
19,329	Discover Financial Services	668,397
43,400	Douglas Emmett, Inc.	1,002,540
42,689	Duke Realty Corporation	624,967
15,700	Endurance Specialty Holdings, Ltd.	601,624
12,500	Equity Lifestyle Properties, Inc.	862,125
39,564	Equity Residential	2,467,211
52,863	HCC Insurance Holdings, Inc.	1,659,898
15,000	Home Properties, Inc.	920,400
53,546	Host Hotels & Resorts, Inc.	847,098
624,500	Huntington Bancshares, Inc.	3,996,800
32,700	iShares Russell 2000 Index Fund[e]	2,604,555
353,357	J.P. Morgan Chase & Company	12,625,446
122,401	Kimco Realty Corporation	2,329,291
90,490	KKR & Company, LP	1,166,416
19,507	Lazard, Ltd.	506,987
8,700	M&T Bank Corporation	718,359
172,819	Marsh & McLennan Companies, Inc.	5,569,956
67,090	MetLife, Inc.	2,069,726
28,700	NASDAQ OMX Group, Inc.	650,629
15,700	Northern Trust Corporation	722,514
53,100	Och-Ziff Capital Management Group, LLC	402,498
126,400	Ocwen Financial Corporation[d]	2,373,792
128,109	Popular, Inc.[d]	2,127,890
5,300	ProAssurance Corporation	472,177
175,950	Progressive Corporation	3,665,039
14,300	Protective Life Corporation	420,563
16,392	Public Storage, Inc.	2,367,169
9,392	S&P 500 Large Index Depository Receipts	1,279,848
16,729	Simon Property Group, Inc.	2,604,036
48,850	State Street Corporation	2,180,664
78,420	SunTrust Banks, Inc.	1,900,117
16,250	SVB Financial Group[d]	954,200
28,500	Tanger Factory Outlet Centers, Inc.	913,425
6,648	Taubman Centers, Inc.	512,960
15,483	TD Ameritrade Holding Corporation	263,211
20,100	Tower Group, Inc.	419,487
27,496	Vornado Realty Trust	2,309,114
36,034	W.R. Berkley Corporation	1,402,443
263,823	Wells Fargo & Company	8,822,241
143,583	Zions Bancorporation	2,788,382

	Total	119,298,683

Health Care (2.2%)
57,800	Abbott Laboratories	3,726,366
11,348	Alexion Pharmaceuticals, Inc.[d]	1,126,856
81,100	Align Technology, Inc.[d]	2,713,606
9,329	AmerisourceBergen Corporation	367,096
84,000	Amgen, Inc.	6,135,360
166,169	Baxter International, Inc.	8,831,882
79,000	Biogen Idec, Inc.[d]	11,406,020
5,400	BioMarin Pharmaceutical, Inc.[d]	213,732
299,100	Bristol-Myers Squibb Company	10,752,645
6,401	C.R. Bard, Inc.	687,723
4,517	CIGNA Corporation	198,748
38,297	Covance, Inc.[d]	1,832,511
36,030	Covidien plc	1,927,605
152,500	Eli Lilly and Company	6,543,775
74,224	Health Net, Inc.[d]	1,801,416
47,510	Johnson & Johnson	3,209,776
19,600	Medicines Company[d]	449,624
65,950	Merck & Company, Inc.	2,753,413
1,661	Mettler-Toledo International, Inc.[d]	258,867
3,179	Onyx Pharmaceuticals, Inc.[d]	211,245
2,900	Perrigo Company	341,997
285,522	Pfizer, Inc.	6,567,006
78,041	PSS World Medical, Inc.[d]	1,638,081
47,480	Sanofi ADR	1,793,794
92,800	Shire Pharmaceuticals Group plc ADR	8,016,992
4,946	SXC Health Solutions Corporation[d]	490,693
23,800	Thoratec Corporation[d]	799,204
40,280	United Therapeutics Corporation[d]	1,989,026
283,847	UnitedHealth Group, Inc.	16,605,050
6,800	Waters Corporation[d]	540,396

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (17.6%)	Value
Health Care (2.2%) - continued
8,530	Watson Pharmaceuticals, Inc.[d]	$631,135
11,782	Zimmer Holdings, Inc.	758,290

	Total	105,319,930

Industrials (1.9%)
47,500	3M Company	4,256,000
73,100	Actuant Corporation	1,985,396
8,856	AMETEK, Inc.	442,003
10,975	BE Aerospace, Inc.[d]	479,169
99,260	Boeing Company	7,375,018
22,725	Chicago Bridge and Iron Company	862,641
23,197	CSX Corporation	518,685
33,200	Cummins, Inc.	3,217,412
78,340	Deluxe Corporation	1,953,800
164,200	Dover Corporation	8,802,762
68,781	EMCOR Group, Inc.	1,913,487
20,882	Expeditors International of Washington, Inc.	809,178
10,140	FedEx Corporation	928,925
3,416	Flowserve Corporation	391,986
53,700	GATX Corporation	2,067,450
48,480	General Electric Company	1,010,323
23,662	Honeywell International, Inc.	1,321,286
50,370	Jacobs Engineering Group, Inc.[d]	1,907,008
11,430	JB Hunt Transport Services, Inc.	681,228
8,845	Kansas City Southern	615,258
46,400	L-3 Communications Holdings, Inc.	3,434,064
30,300	Landstar System, Inc.	1,567,116
105,100	Lockheed Martin Corporation	9,152,108
192,731	Manitowoc Company, Inc.	2,254,953
10,600	Manpower, Inc.	388,490
13,230	Norfolk Southern Corporation	949,517
30,758	Oshkosh Corporation[d]	644,380
149,898	Parker Hannifin Corporation	11,524,158
8,102	Pentair, Inc.	310,145
6,492	Roper Industries, Inc.	639,981
60,927	Shaw Group, Inc.[d]	1,663,916
25,039	SPX Corporation	1,635,548
4,605	Stericycle, Inc.[d]	422,140
146,400	Tyco International, Ltd.	7,737,240
90,737	United Technologies Corporation	6,853,366

	Total	90,716,137

Information Technology (3.7%)
61,500	Accenture plc	3,695,535
59,000	ADTRAN, Inc.	1,781,210
72,054	Akamai Technologies, Inc.[d]	2,287,714
11,600	Alliance Data Systems Corporation[d]	1,566,000
8,566	ANSYS, Inc.[d]	540,600
65,007	Apple, Inc.[d]	37,964,088
244,834	Atmel Corporation[d]	1,640,388
7,189	Autodesk, Inc.[d]	251,543
15,124	Broadcom Corporation[d]	511,191
72,000	Cavium, Inc.[d,e]	2,016,000
18,600	Ciena Corporation[d,e]	304,482
118,976	Cognizant Technology Solutions Corporation[d]	7,138,560
45,900	CoreLogic, Inc.[d]	840,429
161,429	eBay, Inc.[d]	6,781,632
21,072	Electronic Arts, Inc.[d]	260,239
5,502	F5 Networks, Inc.[d]	547,779
8,512	Fortinet, Inc.[d]	197,649
23,584	Google, Inc.[d]	13,680,371
20,200	International Business Machines Corporation	3,950,716
16,793	Itron, Inc.[d]	692,543
31,524	Juniper Networks, Inc.[d]	514,156
2,414	Lam Research Corporation[d]	91,104
34,889	Marvell Technology Group, Ltd.	393,548
9,300	MasterCard, Inc.	4,000,023
2,887	Mercadolibre, Inc.	218,835
550,715	Microsoft Corporation	16,846,372
253,900	NetApp, Inc.[d]	8,079,098
3,056	Nice Systems, Ltd. ADR[d]	111,850
21,726	Nuance Communications, Inc.[d]	517,513
98,506	NVIDIA Corporation[d]	1,361,353
28,300	ON Semiconductor Corporation[d]	200,930
65,700	OpenTable, Inc.[d,e]	2,957,157
551,615	Oracle Corporation	16,382,966
49,066	Plantronics, Inc.	1,638,804
141,100	Polycom, Inc.[d]	1,484,372
148,592	QUALCOMM, Inc.	8,273,603
5,817	Red Hat, Inc.[d]	328,544
10,400	Riverbed Technology, Inc.[d]	167,960
2,500	ServiceNow, Inc.[c,d]	61,500
54,675	Teradata Corporation[d]	3,937,147
178,696	Teradyne, Inc.[d]	2,512,466
349,720	Texas Instruments, Inc.	10,033,467
54,765	TIBCO Software, Inc.[d]	1,638,569
43,621	VeriFone Systems, Inc.[d]	1,443,419
66,813	Xilinx, Inc.	2,242,912

	Total	172,086,337

Materials (0.6%)
1,700	Agrium, Inc.	150,399
75,600	AK Steel Holding Corporation[e]	443,772
12,104	Albemarle Corporation	721,883
28,200	BHP Billiton, Ltd. ADR[e]	1,841,460
17,000	Buckeye Technologies, Inc.	484,330
4,145	Celanese Corporation	143,500
35,600	Cliffs Natural Resources, Inc.	1,754,724
15,400	Eagle Materials, Inc.	575,036
6,892	FMC Corporation	368,584
276,107	Freeport-McMoRan Copper & Gold, Inc.	9,406,965
16,600	H.B. Fuller Company	509,620
12,670	LyondellBasell Industries NV	510,221
24,500	Materials Select Sector SPDR Fund	864,605
32,200	Mosaic Company	1,763,272
4,869	Newmont Mining Corporation	236,195
38,200	Rio Tinto plc ADR[e]	1,826,342
14,377	Sigma-Aldrich Corporation	1,062,892
18,322	Silgan Holdings, Inc.	782,166
8,586	Silver Wheaton Corporation	230,448
52,530	Steel Dynamics, Inc.	617,228
36,700	SunCoke Energy, Inc.[d]	537,655
38,153	Walter Energy, Inc.	1,684,836

	Total	26,516,133

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (17.6%)	Value
Telecommunications Services (0.1%)
5,156	SBA Communications Corporation[d]	$294,150
18,005	TW Telecom, Inc.[d]	462,008
49,706	Verizon Communications, Inc.	2,208,935

	Total	2,965,093

Utilities (0.2%)
34,400	CMS Energy Corporation	808,400
81,030	NiSource, Inc.	2,005,493
46,573	NV Energy, Inc.	818,753
103,300	PNM Resources, Inc.	2,018,482
19,700	Public Service Enterprise Group, Inc.	640,250
44,561	Southwest Gas Corporation	1,945,088
44,380	Utilities Select Sector SPDR Fund	1,641,616

	Total	9,878,082

	Total Common Stock (cost $794,978,815)	825,486,160

Principal Amount	Long-Term Fixed Income (16.2%)
Asset-Backed Securities (0.3%)
	J.P. Morgan Mortgage Acquisition Corporation
5,011,721	5.461%, 10/25/2036	3,911,062
	Morgan Stanley Capital, Inc.
3,824,717	0.395%, 2/25/2037[f]	1,903,252
	Renaissance Home Equity Loan Trust
6,500,000	6.011%, 5/25/2036	3,665,669
3,961,085	5.580%, 11/25/2036	2,099,632

	Total	11,579,615

Basic Materials (0.2%)
	ArcelorMittal
300,000	5.375%, 6/1/2013	308,539
	Arch Coal, Inc.
1,420,000	7.000%, 6/15/2019[e]	1,199,900
	BHP Billiton Finance, Ltd.
840,000	1.000%, 2/24/2015	841,438
	Dow Chemical Company
842,000	5.900%, 2/15/2015	938,939
760,000	4.250%, 11/15/2020	824,499
	FMG Resources Property, Ltd.
1,420,000	8.250%, 11/1/2019[g]	1,505,200
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
1,475,000	8.875%, 2/1/2018	1,504,500
	International Paper Company
560,000	5.300%, 4/1/2015	612,860
	LyondellBasell Industries NV
1,505,000	5.000%, 4/15/2019[g]	1,578,369
	Novelis, Inc.
1,420,000	8.375%, 12/15/2017	1,519,400
	Rio Tinto Finance USA, Ltd.
1,197,000	1.125%, 3/20/2015	1,199,690

	Total	12,033,334

Capital Goods (0.3%)
	Bombardier, Inc.
1,475,000	5.750%, 3/15/2022[g]	1,469,469
	Case New Holland, Inc.
1,440,000	7.875%, 12/1/2017	1,663,200
	Caterpillar Financial Services Corporation
760,000	1.050%, 3/26/2015	764,412
380,000	1.100%, 5/29/2015	382,126
	John Deere Capital Corporation
467,000	0.875%, 4/17/2015	467,524
	Raytheon Company
840,000	1.625%, 10/15/2015	862,262
	RBS Global, Inc./Rexnord, LLC
1,475,000	8.500%, 5/1/2018	1,600,375
	Sealed Air Corporation
1,610,000	8.375%, 9/15/2021[g]	1,819,300
	Textron, Inc.
1,120,000	5.600%, 12/1/2017	1,233,667
	United Technologies Corporation
190,000	0.967%, 6/1/2015[f]	192,029
190,000	1.800%, 6/1/2017	194,035
95,000	4.500%, 6/1/2042	104,348
	UR Financing Escrow Corporation
1,475,000	7.375%, 5/15/2020[g]	1,541,375

	Total	12,294,122

Collateralized Mortgage Obligations (0.7%)
	Citigroup Mortgage Loan Trust, Inc.
1,617,533	5.500%, 11/25/2035	1,334,539
	CitiMortgage Alternative Loan Trust
5,465,902	5.750%, 4/25/2037	3,867,006
	Countrywide Alternative Loan Trust
2,307,495	6.000%, 4/25/2036	1,535,684
1,127,040	6.000%, 1/25/2037	811,424
6,374,073	5.500%, 5/25/2037	4,364,793
5,269,791	7.000%, 10/25/2037	3,181,742
	Countrywide Home Loans, Inc.
2,414,673	5.750%, 4/25/2037	2,016,030
	Deutsche Alt-A Securities, Inc.
930,914	5.500%, 10/25/2021	899,830
1,870,588	6.000%, 10/25/2021	1,608,745
	GSR Mortgage Loan Trust
2,673,488	0.435%, 8/25/2046[f]	2,179,962
	HomeBanc Mortgage Trust
2,525,643	2.591%, 4/25/2037	1,644,698
	J.P. Morgan Mortgage Trust
1,331,247	2.783%, 6/25/2036	940,125
485,782	2.747%, 10/25/2036	346,848
6,499,940	6.250%, 8/25/2037	4,104,569
	MASTR Alternative Loans Trust
1,251,399	6.500%, 7/25/2034	1,315,048
	Merrill Lynch Alternative Note Asset Trust
1,238,717	6.000%, 3/25/2037	913,026

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Collateralized Mortgage Obligations (0.7%) - continued
	Sequoia Mortgage Trust
$1,765,856	5.371%, 9/20/2046	$600,038
	WaMu Mortgage Pass Through Certificates
458,867	2.506%, 9/25/2036	328,135
1,702,707	2.561%, 10/25/2036	1,201,088
	WaMu Mortgage Pass-Through Certificates
4,715,432	2.248%, 11/25/2036	3,346,080

	Total	36,539,410

Commercial Mortgage-Backed Securities (1.2%)
	Banc of America Commercial Mortgage, Inc.
7,200,000	5.807%, 4/10/2049	8,242,330
4,975,000	5.805%, 6/10/2049	5,620,591
	Bear Stearns Commercial Mortgage Securities, Inc.
3,500,000	5.331%, 2/11/2044	3,766,955
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,332,154
	Credit Suisse First Boston Mortgage Securities
7,200,000	5.542%, 1/15/2049	7,753,147
	Credit Suisse Mortgage Capital Certificates
8,875,000	5.509%, 9/15/2039	8,693,559
	Government National Mortgage Association
527,789	2.164%, 3/16/2033	535,942
468,247	3.214%, 1/16/2040	491,313
	Greenwich Capital Commercial Funding Corporation
4,650,000	5.867%, 12/10/2049	4,560,846
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,650,000	5.924%, 2/12/2049	3,674,382
	Morgan Stanley Capital, Inc.
2,650,000	5.406%, 3/15/2044	2,596,693
	Wachovia Bank Commercial Mortgage Trust
5,400,000	5.603%, 10/15/2048	5,410,654

	Total	54,678,566

Communications Services (0.6%)
	AMC Networks, Inc.
1,050,000	7.750%, 7/15/2021[g]	1,157,625
	AT&T, Inc.
1,145,000	2.400%, 8/15/2016	1,189,601
	British Telecommunications plc
750,000	2.000%, 6/22/2015	760,306
	Cablevision Systems Corporation
1,410,000	8.625%, 9/15/2017	1,572,150
	CCO Holdings, LLC
1,440,000	7.000%, 1/15/2019	1,555,200
	CenturyLink, Inc.
1,200,000	5.800%, 3/15/2022	1,194,606
	Comcast Corporation
1,198,000	6.500%, 1/15/2015	1,351,324
375,000	4.650%, 7/15/2042	375,172
	Digicel, Ltd.
1,177,000	8.250%, 9/1/2017[g]	1,197,598
	DIRECTV Holdings, LLC/DIRECTV Financing Company, Inc.
841,000	2.400%, 3/15/2017	846,538
	Dish DBS Corporation
1,355,000	4.625%, 7/15/2017[g]	1,356,694
1,355,000	5.875%, 7/15/2022[g]	1,368,550
	Frontier Communications Corporation
1,610,000	8.125%, 10/1/2018	1,710,625
	Hughes Satellite Systems Corporation
1,410,000	6.500%, 6/15/2019	1,498,125
	Intelsat Jackson Holdings SA
1,410,000	7.250%, 4/1/2019	1,480,500
	Level 3 Financing, Inc.
1,520,000	8.625%, 7/15/2020	1,596,000
	NBCUniversal Media, LLC
841,000	2.875%, 4/1/2016	876,917
	News America, Inc.
385,000	5.300%, 12/15/2014	421,970
	Sprint Nextel Corporation
740,000	9.125%, 3/1/2017[g]	777,000
690,000	9.000%, 11/15/2018[g]	771,075
	Telefonica Emisiones SAU
380,000	3.729%, 4/27/2015	346,002
	Time Warner Cable, Inc.
466,000	7.500%, 4/1/2014	516,650
466,000	3.500%, 2/1/2015	492,895
	UPCB Finance V, Ltd.
1,420,000	7.250%, 11/15/2021[g]	1,483,900
	Verizon Communications, Inc.
1,145,000	5.500%, 2/15/2018	1,355,279
	Virgin Media Finance plc
1,475,000	5.250%, 2/15/2022	1,508,188
	Vivendi SA
841,000	2.400%, 4/10/2015[g]	832,671
	Vodafone Group plc
760,000	3.375%, 11/24/2015	811,963

	Total	30,405,124

Consumer Cyclical (0.4%)
	Chrysler Group, LLC
1,405,000	8.000%, 6/15/2019[e]	1,443,638
	Daimler Finance North America, LLC
360,000	1.249%, 4/10/2014[f,g]	360,188
435,000	1.650%, 4/10/2015[g]	436,710
	Federated Retail Holdings, Inc.
839,000	5.900%, 12/1/2016	967,082
	Ford Motor Credit Company, LLC
748,000	2.750%, 5/15/2015	754,069
1,475,000	5.000%, 5/15/2018	1,566,276

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Consumer Cyclical (0.4%) - continued
	Host Hotels and Resorts, LP
$1,355,000	6.000%, 11/1/2020	$1,470,175
	Lennar Corporation
1,420,000	12.250%, 6/1/2017	1,835,350
	Limited Brands, Inc.
1,240,000	5.625%, 2/15/2022	1,277,200
	Macy’s Retail Holdings, Inc.
841,000	3.875%, 1/15/2022	884,205
	MGM Resorts International
1,335,000	11.125%, 11/15/2017	1,498,538
	Rite Aid Corporation
1,420,000	7.500%, 3/1/2017	1,448,400
	Service Corporation International
1,475,000	8.000%, 11/15/2021	1,692,562
	Time Warner, Inc.
465,000	3.150%, 7/15/2015	490,402
	Toyota Motor Credit Corporation
380,000	1.750%, 5/22/2017	383,079
	Toys R Us Property Company II, LLC
1,420,000	8.500%, 12/1/2017	1,478,575
	Viacom, Inc.
180,000	4.375%, 9/15/2014	192,679
180,000	1.250%, 2/27/2015	180,448
	Volkswagen International Finance NV
725,000	1.625%, 3/22/2015[g]	727,511

	Total	19,087,087

Consumer Non-Cyclical (0.7%)
	Amgen, Inc.
390,000	4.850%, 11/18/2014	423,476
390,000	2.125%, 5/15/2017	394,579
	Anheuser-Busch InBev Worldwide, Inc.
466,000	1.016%, 1/27/2014[f]	469,802
	Aristotle Holding, Inc.
559,000	2.750%, 11/21/2014[g]	570,959
	BAT International Finance plc
760,000	1.400%, 6/5/2015[g]	759,911
380,000	2.125%, 6/7/2017[e,g]	379,500
	Beam, Inc.
195,000	1.875%, 5/15/2017	195,939
	Boston Scientific Corporation
1,125,000	5.450%, 6/15/2014	1,205,656
	Bunge Limited Finance Corporation
760,000	3.200%, 6/15/2017	761,683
	Capella Healthcare, Inc.
1,360,000	9.250%, 7/1/2017	1,407,600
	Cardinal Health, Inc.
380,000	1.900%, 6/15/2017	382,845
	Community Health Systems, Inc.
367,000	8.875%, 7/15/2015	376,634
1,475,000	8.000%, 11/15/2019	1,570,875
	Covidien International Finance SA
760,000	1.350%, 5/29/2015	760,987
380,000	3.200%, 6/15/2022	391,769
	Express Scripts, Inc.
466,000	3.125%, 5/15/2016	485,186
	Fresenius Medical Care US Finance II, Inc.
1,470,000	5.625%, 7/31/2019[g]	1,532,475
	Gilead Sciences, Inc.
415,000	2.400%, 12/1/2014	427,711
415,000	3.050%, 12/1/2016	438,118
	GlaxoSmithKline Capital plc
390,000	0.750%, 5/8/2015	389,956
390,000	1.500%, 5/8/2017	390,706
	Grifols, Inc.
1,695,000	8.250%, 2/1/2018	1,817,888
	HCA, Inc.
1,475,000	5.875%, 3/15/2022	1,541,375
	JBS USA, LLC
1,420,000	7.250%, 6/1/2021[g]	1,320,600
	Kellogg Company
390,000	1.125%, 5/15/2015	391,877
390,000	1.750%, 5/17/2017	389,979
	Kinetic Concepts, Inc./KCI USA, Inc.
1,440,000	10.500%, 11/1/2018[g]	1,512,000
	Kraft Foods, Inc.
760,000	1.625%, 6/4/2015[g]	768,040
475,000	2.250%, 6/5/2017[g]	486,342
	Libbey Glass, Inc.
320,000	6.875%, 5/15/2020[g]	328,800
	Lorillard Tobacco Company
1,007,000	3.500%, 8/4/2016	1,049,759
	Pfizer, Inc.
841,000	6.200%, 3/15/2019	1,054,067
	Reynolds Group Issuer, Inc.
1,430,000	6.875%, 2/15/2021[g]	1,487,200
	SABMiller Holdings, Inc.
835,000	1.850%, 1/15/2015[g]	846,925
835,000	2.450%, 1/15/2017[g]	860,666
	Spectrum Brands Holdings, Inc.
1,610,000	9.500%, 6/15/2018	1,819,300
	Teva Pharmaceutical Finance Company BV
390,000	2.400%, 11/10/2016	402,951
	Teva Pharmaceutical Finance IV, LLC
652,000	1.700%, 11/10/2014	665,217
	Tyson Foods, Inc.
760,000	4.500%, 6/15/2022	782,800
	Valeant Pharmaceuticals International
1,420,000	6.875%, 12/1/2018[g]	1,467,925

	Total	32,710,078

Energy (0.3%)
	Anadarko Petroleum Corporation
155,000	5.750%, 6/15/2014	166,596
	Apache Corporation
841,000	1.750%, 4/15/2017	857,645
	BP Capital Markets plc
840,000	3.625%, 5/8/2014	880,508

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Energy (0.3%) - continued
$840,000	3.125%, 10/1/2015	$893,030
390,000	1.846%, 5/5/2017	393,879
585,000	3.245%, 5/6/2022	605,703
	Concho Resources, Inc.
2,950,000	5.500%, 10/1/2022	2,920,500
	Denbury Resources, Inc.
1,470,000	6.375%, 8/15/2021	1,528,800
	Harvest Operations Corporation
1,190,000	6.875%, 10/1/2017[g]	1,264,375
	Linn Energy, LLC
1,430,000	7.750%, 2/1/2021	1,494,350
	Phillips 66
466,000	1.950%, 3/5/2015[g]	469,337
653,000	2.950%, 5/1/2017[g]	671,002
	Samson Investment Company
1,355,000	9.750%, 2/15/2020[g]	1,348,225
	Suncor Energy, Inc.
467,000	6.100%, 6/1/2018	553,097
	Weatherford International, Ltd.
841,000	6.750%, 9/15/2040	943,945

	Total	14,990,992

Financials (1.4%)
	Achmea Hypotheekbank NV
371,000	3.200%, 11/3/2014[g]	387,001
	Ally Financial, Inc.
1,475,000	5.500%, 2/15/2017	1,498,218
	American Express Company
465,000	7.250%, 5/20/2014	515,652
	American Express Credit Corporation
380,000	2.375%, 3/24/2017	389,474
	American International Group, Inc.
841,000	3.000%, 3/20/2015	845,250
841,000	3.800%, 3/22/2017	857,307
	ANZ National International, Ltd. of London
790,000	3.125%, 8/10/2015[g]	811,110
	Bank of America Corporation
1,214,000	7.750%, 8/15/2015	1,321,608
840,000	3.875%, 3/22/2017[e]	855,705
	Bank of New York Mellon Corporation
840,000	1.700%, 11/24/2014	854,152
195,000	1.969%, 6/20/2017	197,288
	Bank of Nova Scotia
600,000	1.450%, 7/26/2013[g]	606,083
840,000	1.850%, 1/12/2015	853,426
	Berkshire Hathaway, Inc.
780,000	1.600%, 5/15/2017	785,431
	BlackRock, Inc.
380,000	1.375%, 6/1/2015	382,717
	Canadian Imperial Bank of Commerce
610,000	2.600%, 7/2/2015[g]	641,561
	Capital One Financial Corporation
195,000	1.617%, 7/15/2014[f]	193,782
840,000	2.150%, 3/23/2015	846,548
	CIT Group, Inc.
566,268	7.000%, 5/2/2017[g]	567,330
	Citigroup, Inc.
840,000	5.850%, 7/2/2013	878,658
840,000	5.125%, 5/5/2014	875,920
1,495,000	5.000%, 9/15/2014	1,532,475
840,000	4.750%, 5/19/2015	881,698
	CNA Financial Corporation
1,885,000	7.350%, 11/15/2019	2,229,989
	Credit Suisse New York, NY
654,000	5.500%, 5/1/2014	693,335
	Credit Suisse USA, Inc.
840,000	5.375%, 3/2/2016	931,633
	Developers Diversified Realty Corporation
1,163,000	7.500%, 4/1/2017	1,334,275
	Dexia Credit Local SA
600,000	2.750%, 4/29/2014[g]	585,504
	Discover Bank
790,000	8.700%, 11/18/2019	981,494
	Eksportfinans ASA
390,000	3.000%, 11/17/2014	369,500
	General Electric Capital Corporation
390,000	1.166%, 4/24/2014[f]	390,002
760,000	0.728%, 9/15/2014[f]	750,805
841,000	2.150%, 1/9/2015	855,173
385,000	1.336%, 5/9/2016[f]	378,782
467,000	2.950%, 5/9/2016[e]	481,912
390,000	2.300%, 4/27/2017	392,637
760,000	6.750%, 3/15/2032	941,019
	Goldman Sachs Group, Inc.
840,000	5.000%, 10/1/2014	875,781
840,000	3.700%, 8/1/2015	847,423
841,000	0.918%, 3/22/2016[f]	760,998
	Hartford Financial Services Group, Inc.
195,000	7.300%, 11/1/2015	216,974
841,000	4.000%, 10/15/2017	844,488
	Health Care REIT, Inc.
760,000	6.500%, 3/15/2041	811,960
	HSBC Bank plc
385,000	1.266%, 1/17/2014[f,g]	385,838
	HSBC Holdings plc
652,000	4.000%, 3/30/2022	677,036
	Icahn Enterprises, LP
1,465,000	8.000%, 1/15/2018	1,556,563
	ING Bank NV
893,000	3.750%, 3/7/2017[g]	888,811
	International Bank for Reconstruction & Development
600,000	2.375%, 5/26/2015	633,655
	International Lease Finance Corporation
1,475,000	5.875%, 4/1/2019	1,476,429
	J.P. Morgan Chase & Company
840,000	4.650%, 6/1/2014	884,376
1,140,000	1.875%, 3/20/2015	1,139,119
	J.P. Morgan Chase Bank NA
747,000	0.798%, 6/13/2016[f]	695,716

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Financials (1.4%) - continued
	Lloyds TSB Bank plc
$2,205,000	4.200%, 3/28/2017	$2,274,473
	MetLife Institutional Funding II
760,000	1.368%, 4/4/2014[f,g]	763,685
	Morgan Stanley
1,197,000	6.000%, 5/13/2014	1,240,724
1,197,000	4.750%, 3/22/2017	1,194,369
	Murray Street Investment Trust I
935,000	4.647%, 3/9/2017	936,804
	Nordea Bank AB
800,000	2.250%, 3/20/2015[g]	802,886
	Omega Healthcare Investors, Inc.
1,355,000	5.875%, 3/15/2024[g]	1,355,000
	PNC Funding Corporation
840,000	3.300%, 3/8/2022	856,635
	Prudential Covered Trust
570,000	2.997%, 9/30/2015[g]	579,025
	Prudential Financial, Inc.
834,000	6.200%, 11/15/2040	910,042
	Regions Bank
1,320,000	7.500%, 5/15/2018	1,485,000
	Royal Bank of Canada
550,000	3.125%, 4/14/2015[e,g]	582,474
	Royal Bank of Scotland plc
841,000	4.875%, 8/25/2014[g]	864,667
	Santander US Debt SAU
720,000	3.724%, 1/20/2015[g]	669,684
	SLM Corporation
1,495,000	6.250%, 1/25/2016	1,569,750
	Svenska Handelsbanken AB
841,000	3.125%, 7/12/2016	869,094
	Toronto-Dominion Bank
610,000	2.200%, 7/29/2015[g]	634,789
	U.S. Bancorp
841,000	3.150%, 3/4/2015	888,088
390,000	1.650%, 5/15/2017	392,848
	Ventas Realty, LP
193,000	4.000%, 4/30/2019	197,920
	Wachovia Corporation
2,045,000	5.625%, 10/15/2016	2,305,222
	WEA Finance, LLC
395,000	5.125%, 11/15/2014[g]	417,908
841,000	5.700%, 10/1/2016[g]	925,395
	WEA Finance, LLC/WT Finance
	Australia, Pty Ltd.
44,000	7.500%, 6/2/2014[g]	48,008
	Wells Fargo & Company
561,000	2.100%, 5/8/2017	562,254

	Total	64,916,365

Foreign Government (<0.1%)
	Kommunalbanken AS
600,000	2.750%, 5/5/2015[g]	630,026
	Kreditanstalt fuer Wiederaufbau
295,000	0.253%, 6/17/2013[f]	295,022

	Total	925,048

Mortgage-Backed Securities (6.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
46,400,000	3.000%, 7/1/2027[c]	48,509,762
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
29,320,000	3.000%, 7/1/2027[c]	30,717,274
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
57,310,000	3.500%, 7/1/2042[c]	60,238,197
100,027,500	4.000%, 7/1/2042[c]	106,451,166
52,572,500	5.500%, 7/1/2042[c]	57,345,084

	Total	303,261,483

Technology (0.2%)
	Amkor Technology, Inc.
470,000	6.625%, 6/1/2021	468,825
	Equinix, Inc.
1,610,000	8.125%, 3/1/2018	1,783,075
	First Data Corporation
1,475,000	7.375%, 6/15/2019[g]	1,504,500
	Freescale Semiconductor, Inc.
890,000	9.250%, 4/15/2018[g]	952,300
	Hewlett-Packard Company
760,000	2.018%, 9/19/2014[f]	768,559
1,174,000	2.600%, 9/15/2017	1,178,465
	International Business Machines Corporation
780,000	0.750%, 5/11/2015	778,814
	Samsung Electronics America, Inc.
933,000	1.750%, 4/10/2017[g]	930,584
	Xerox Corporation
545,000	7.200%, 4/1/2016	635,415

	Total	9,000,537

Transportation (0.2%)
	Avis Budget Car Rental, LLC
1,345,000	8.250%, 1/15/2019	1,442,512
	Continental Airlines, Inc.
1,475,000	6.750%, 9/15/2015[g]	1,515,563
390,000	4.150%, 4/11/2024	384,150
	CSX Corporation
466,000	6.250%, 4/1/2015	530,919
	Delta Air Lines, Inc.
780,000	6.750%, 5/23/2017	773,214
150,000	4.750%, 5/7/2020[c]	151,875
	Hertz Corporation
1,355,000	6.750%, 4/15/2019	1,409,200
	Kansas City Southern de Mexico SA de CV
780,000	8.000%, 2/1/2018	868,764
	Navios Maritime Acquisition Corporation
1,610,000	8.625%, 11/1/2017	1,497,300

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Transportation (0.2%) - continued
	Navios Maritime Holdings, Inc.
$1,355,000	8.875%, 11/1/2017[c,g]	$1,358,387

	Total	9,931,884

U.S. Government and Agencies (2.9%)
	Eksportfinans ASA
390,000	5.500%, 5/25/2016	383,231
	FDIC Structured Sale Guaranteed Notes
240,000	Zero Coupon, 1/7/2014[g]	236,878
	Federal Agricultural Mortgage Corporation
600,000	2.125%, 9/15/2015	623,299
	Federal Home Loan Banks
3,640,000	0.375%, 1/29/2014	3,641,416
2,790,000	1.000%, 6/21/2017	2,792,048
2,760,000	5.000%, 11/17/2017	3,332,686
	Federal National Mortgage Association
2,250,000	1.250%, 2/27/2014	2,287,593
1,200,000	0.500%, 5/27/2015	1,199,129
910,000	4.375%, 10/15/2015	1,021,407
2,400,000	1.375%, 11/15/2016	2,456,412
680,000	6.250%, 5/15/2029	979,226
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	678,008
	U.S. Treasury Bonds
1,250,000	7.625%, 2/15/2025	2,046,094
2,975,000	4.375%, 5/15/2040	3,964,652
1,200,000	3.125%, 11/15/2041	1,290,000
	U.S. Treasury Bonds, TIPS
207,466	2.375%, 1/15/2025	273,223
186,254	2.125%, 2/15/2040	264,365
	U.S. Treasury Notes
400,000	0.250%, 4/30/2014	399,516
200,000	2.250%, 5/31/2014	207,281
5,580,000	0.750%, 6/15/2014	5,626,208
12,950,000	2.500%, 4/30/2015	13,707,782
14,000,000	0.250%, 5/15/2015	13,938,750
1,225,000	2.000%, 1/31/2016	1,288,930
1,785,000	2.625%, 2/29/2016	1,920,967
4,350,000	3.250%, 3/31/2017	4,862,143
45,000,000	1.250%, 4/30/2019	45,499,230
13,410,000	2.000%, 2/15/2022	13,861,541
	U.S. Treasury Notes, TIPS
1,039,550	2.000%, 1/15/2014	1,079,345
843,318	1.625%, 1/15/2015	896,157
918,189	0.500%, 4/15/2015	953,338
719,088	0.125%, 4/15/2017	759,087
960,081	2.625%, 7/15/2017	1,140,395
762,403	1.125%, 1/15/2021	877,358

	Total	134,487,695

Utilities (0.3%)
	AES Corporation
1,435,000	7.375%, 7/1/2021[g]	1,596,438
	CenterPoint Energy, Inc.
780,000	6.850%, 6/1/2015	879,080
	Consolidated Edison Company of New York, Inc.
840,000	4.200%, 3/15/2042	895,268
	Crosstex Energy/Crosstex Energy Finance Corporation
1,610,000	8.875%, 2/15/2018	1,700,562
	Exelon Corporation
1,190,000	4.900%, 6/15/2015	1,293,388
	FirstEnergy Solutions Corporation
1,190,000	4.800%, 2/15/2015	1,263,267
	Inergy, LP
700,000	7.000%, 10/1/2018	721,000
	ITC Holdings Corporation
746,000	5.875%, 9/30/2016[g]	857,226
	NextEra Energy Capital Holdings, Inc.
380,000	1.611%, 6/1/2014	381,030
	NGPL PipeCo, LLC
1,355,000	9.625%, 6/1/2019[g]	1,453,238
	NiSource Finance Corporation
325,000	5.400%, 7/15/2014	350,248
466,000	6.400%, 3/15/2018	544,334
	Pacific Gas & Electric Company
841,000	5.625%, 11/30/2017	1,008,721
	Sempra Energy
651,000	2.300%, 4/1/2017	667,175
841,000	6.150%, 6/15/2018	1,015,196

	Total	14,626,171

	Total Long-Term Fixed Income (cost $751,619,033)	761,467,511

	Preferred Stock (<0.1%)

Financials (<0.1%)
15,400	U.S. Bancorp, 6.000%[h]	421,652

	Total	421,652

	Total Preferred Stock (cost $385,000)	421,652

	Collateral Held for Securities Loaned (0.4%)
16,771,065	Thrivent Financial Securities Lending Trust	16,771,065

	Total Collateral Held for Securities Loaned (cost $16,771,065)	16,771,065

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Short-Term Investments (16.9%)[i]	Value
	Federal Home Loan Bank Discount Notes
179,000,000	0.092%, 7/11/2012[j]	$178,994,937
8,500,000	0.090%, 7/13/2012[j]	8,499,724
54,000,000	0.106%, 7/20/2012[j]	53,996,811
10,000,000	0.065%, 7/25/2012[j]	9,999,549
10,000,000	0.060%, 7/27/2012[j]	9,999,550
70,000,000	0.085%, 8/8/2012[j,k]	69,993,554
50,000,000	0.085%, 8/10/2012[j]	49,995,160
159,000,000	0.109%, 8/17/2012[j]	158,976,853
108,000,000	0.103%, 8/22/2012[j]	107,983,599
18,000,000	0.112%, 8/29/2012[j]	17,996,640
15,000,000	0.100%, 8/31/2012[j,k]	14,997,417
	Federal Home Loan Mortgage Corporation Discount Notes
1,300,000	0.105%, 7/16/2012[j,l]	1,299,939
63,000,000	0.105%, 8/27/2012[j]	62,989,342
	Federal National Mortgage Association Discount Notes
19,755,000	0.120%, 7/18/2012[j,l]	19,753,815
	Straight-A Funding, LLC
3,985,000	0.180%, 7/9/2012[g,j]	3,984,821
5,000,000	0.180%, 8/7/2012[g,j]	4,999,050
3,000,000	0.180%, 8/22/2012[g,j]	2,999,205
5,028,000	0.180%, 9/26/2012[g,j]	5,025,788
	U.S. Treasury Bills
7,600,000	0.100%, 7/19/2012[j,l]	7,599,599
2,895,000	0.145%, 9/13/2012[j]	2,894,125

	Total Short-Term Investments (at amortized cost)	792,979,478

	Total Investments (cost $5,086,356,452) 107.0%	$5,025,119,592

	Other Assets and Liabilities, Net (7.0%)	(326,684,731)

	Total Net Assets 100.0%	$4,698,434,861

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 29, 2012.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2012, the value of these investments was $75,018,280 or 1.6% of total net assets.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
k	At June 29, 2012, $1,562,332 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
l	At June 29, 2012, $26,798,464 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$147,959,450
Gross unrealized depreciation	(212,936,804)

Net unrealized appreciation (depreciation)	$(64,977,354)

Cost for federal income tax purposes	$5,090,096,946

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,811,259	—	3,811,259	—
Capital Goods	1,703,502	—	1,703,502	—
Communications Services	14,459,624	2,545,893	11,913,731	—
Consumer Cyclical	4,033,551	—	4,033,551	—
Consumer Non-Cyclical	9,280,035	—	9,280,035	—
Energy	3,609,467	—	3,609,467	—
Financials	1,671,100	—	1,671,100	—
Technology	6,047,376	—	6,047,376	—
Transportation	1,894,273	—	1,894,273	—
Utilities	2,487,092	—	2,487,092	—
Mutual Funds
Equity Mutual Funds	1,311,594,811	1,311,594,811	—	—
Fixed Income Mutual Funds	1,267,401,636	1,267,401,636	—	—
Common Stock
Consumer Discretionary	96,677,663	96,677,663	—	—
Consumer Staples	73,889,977	73,889,977	—	—
Energy	128,138,125	126,334,065	1,804,060	—
Financials	119,298,683	119,298,683	—	—
Health Care	105,319,930	105,319,930	—	—
Industrials	90,716,137	90,716,137	—	—
Information Technology	172,086,337	172,086,337	—	—
Materials	26,516,133	26,516,133	—	—
Telecommunications Services	2,965,093	2,965,093	—	—
Utilities	9,878,082	9,878,082	—	—
Long-Term Fixed Income
Asset-Backed Securities	11,579,615	—	11,579,615	—
Basic Materials	12,033,334	—	12,033,334	—
Capital Goods	12,294,122	—	12,294,122	—
Collateralized Mortgage Obligations	36,539,410	—	36,539,410	—
Commercial Mortgage-Backed Securities	54,678,566	—	54,678,566	—
Communications Services	30,405,124	—	30,405,124	—
Consumer Cyclical	19,087,087	—	19,087,087	—
Consumer Non-Cyclical	32,710,078	—	32,710,078	—
Energy	14,990,992	—	14,990,992	—
Financials	64,916,365	—	64,916,365	—
Foreign Government	925,048	—	925,048	—
Mortgage-Backed Securities	303,261,483	—	303,261,483	—
Technology	9,000,537	—	9,000,537	—
Transportation	9,931,884	—	8,573,497	1,358,387
U.S. Government and Agencies	134,487,695	—	134,487,695	—
Utilities	14,626,171	—	14,626,171	—
Preferred Stock
Financials	421,652	421,652	—	—
Collateral Held for Securities Loaned	16,771,065	16,771,065	—	—
Short-Term Investments	792,979,478	—	792,979,478	—

Total	$5,025,119,592	$3,422,417,157	$1,601,344,048	$1,358,387

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	14,811,011	14,811,011	—	—
Credit Default Swaps	294,202	—	294,202	—

Total Asset Derivatives	$15,105,213	$14,811,011	$294,202	$—

Liability Derivatives
Futures Contracts	1,371,857	1,371,857	—	—
Total Liability Derivatives	$1,371,857	$1,371,857	$—	$—

The significant unobservable input used in the fair value measurement of the Long-Term Fixed Income Transportation Level 3 security is the lack of marketability. A significant increase or decrease in the input in isolation would result in a significantly lower or higher fair value measurement.

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(295)	September 2012	($64,963,632)	($64,955,313)	$8,319
10-Yr. U.S. Treasury Bond Futures	815	September 2012	108,236,042	108,700,625	464,583
20-Yr. U.S. Treasury Bond Futures	800	September 2012	117,489,944	118,375,000	885,056
Mini MSCI EAFE Index Futures	881	September 2012	59,214,662	62,718,390	3,503,728
S&P 400 Index Mini-Futures	(606)	September 2012	(55,561,843)	(56,933,700)	(1,371,857)
S&P 500 Index Futures	858	September 2012	280,998,475	290,947,800	9,949,325
Total Futures Contracts					$13,439,154

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 18, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Sell	6/20/2017	$45,540,000	$1,897,056	($1,602,854)	$294,202
Total Credit Default Swaps					($1,602,854)	$294,202

1	As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2012, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,357,958
Total Interest Rate Contracts		1,357,958
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	13,453,053
Total Equity Contracts		13,453,053
Credit Contracts
Credit Default Swaps	Receivable/Payable - Swap agreements, at value; Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	294,202
Total Credit Contracts		294,202

Total Asset Derivatives		$15,105,213

Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,371,857
Total Equity Contracts		1,371,857

Total Liability Derivatives		$1,371,857

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	14,727,705
Total Equity Contracts		14,727,705
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(27,049)
Total Foreign Exchange Contracts		(27,049)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	7,970,588
Total Interest Rate Contracts		7,970,588
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	4,493,266
Total Credit Contracts		4,493,266

Total		$27,164,510

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	1,313,499
Total Interest Rate Contracts		1,313,499
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	8,371,583
Total Equity Contracts		8,371,583
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(625,348)
Total Credit Contracts		(625,348)

Total		$9,059,734

The following table presents Moderate Allocation Portfolio’s average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)
Equity Contracts	$430,219,358	9.6%	N/A	N/A	N/A	N/A
Interest Rate
Contracts	264,234,773	5.9	N/A	N/A	N/A	N/A
Foreign Exchange
Contracts	N/A	N/A	$391,993	<0.1%	N/A	N/A
Credit Contracts	N/A	N/A	N/A	N/A	$38,602,342	0.9%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Partner Small Cap Growth	$55,795,259	$15,000,000	$—	5,698,281	$75,130,127	$—
Partner Small Cap Value	78,961,913	551,535	—	4,264,932	82,758,023	551,535
Small Cap Stock	43,129,445	—	—	3,596,908	44,031,189	—
Partner Mid Cap Value	73,224,646	659,948	—	5,904,171	78,769,911	659,948
Mid Cap Stock	133,427,441	357,413	—	11,654,145	140,857,826	357,413
Partner Worldwide Allocation	202,887,736	23,074,195	—	30,368,157	235,936,287	74,195
Partner International Stock	161,178,231	4,632,823	—	18,065,561	166,813,778	4,632,823
Large Cap Value	266,531,978	4,983,248	—	26,115,820	284,048,713	4,983,248
Large Cap Stock	162,772,741	1,831,698	—	20,286,779	175,405,577	1,831,698
Equity Income Plus	25,825,801	420,413	—	2,977,010	27,843,380	420,413
High Yield	164,217,962	6,284,300	6,509,233	35,170,761	170,595,777	6,284,300
Income	598,279,774	12,401,993	376,244	60,484,253	630,711,649	12,403,730
Limited Maturity Bond	578,468,960	4,972,863	124,823,119	47,573,255	466,094,210	4,972,863
Thrivent Financial Securities Lending Trust	—	129,455,027	112,683,962	16,771,065	16,771,065	59,997
Total Value and Income Earned	2,544,701,887				2,595,767,512	37,232,163

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Bank Loans (1.3%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$1,300,000	5.750%, 5/1/2018	$1,275,079
	Ineos Group Holdings, Term Loan
1,683,197	6.981%, 5/4/2018[b,c]	1,645,796

	Total	2,920,875

Capital Goods (0.1%)
	Reynolds Group, Term Loan
1,297,400	5.250%, 8/9/2018[b,c]	1,306,521

	Total	1,306,521

Communications Services (0.4%)
	Atlantic Broadband Finance, LLC, Term Loan
950,000	5.250%, 3/20/2019	950,399
	Charter Communications Operation, Term Loan
758,100	4.000%, 3/28/2019	752,278
	Clear Channel Communications, Term Loan
950,000	3.895%, 1/29/2016	756,836
	Cumulus Media Holdings, Inc., Term Loan
1,820,855	4.901%, 9/16/2018[b,c]	1,811,423
	Lawson Software, Inc., Term Loan
949,525	7.480%, 3/16/2018[b,c]	952,934
	Toys R Us, Inc., Term Loan
760,000	5.250%, 5/25/2018	690,650
	Univision Communications, Inc., Term Loan
1,040,000	2.245%, 9/29/2014	1,018,337
	Zayo Group, LLC, Term Loan
1,950,000	0.000%, 6/14/2019[b,c]	1,954,524

	Total	8,887,381

Consumer Cyclical (0.1%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,332,401	5.500%, 2/28/2017	1,323,887
	Chrysler Group, LLC, Term Loan
947,607	6.000%, 5/24/2017	953,530

	Total	2,277,417

Consumer Non-Cyclical (0.3%)
	Bausch & Lomb, Inc., Term Loan
1,305,000	5.250%, 4/17/2019	1,296,517
	CHS/Community Health Systems, Inc., Term Loan
1,300,000	3.967%, 1/25/2017	1,279,343
	DJO Finance, LLC, Term Loan
1,300,000	5.000%, 9/15/2017[b,c]	1,288,079
	Roundy’s Supermarkets, Inc., Term Loan
1,077,300	5.720%, 2/13/2019[b,c]	1,078,259
	Visant Corporation, Term Loan
1,415,000	4.504%, 12/22/2016[b,c]	1,369,013

	Total	6,311,211

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
1,755,000	8.111%, 12/2/2017[b,c]	1,739,451
	GenOn Energy, Inc., Term Loan
1,040,000	4.250%, 9/20/2017[b,c]	1,028,300

	Total	2,767,751

Financials (<0.1%)
	Nuveen Investments, Inc., Term Loan
1,300,000	5.685%, 5/13/2017[b,c]	1,277,900

	Total	1,277,900

Technology (0.1%)
	First Data Corporation Extended, Term Loan
950,000	4.245%, 3/26/2018	870,086
	Freescale Semiconductor, Inc., Term Loan
1,795,500	5.639%, 2/28/2019[b,c]	1,764,725
	Intelsat Jackson Holdings SA, Term Loan
950,000	5.250%, 4/2/2018	947,825

	Total	3,582,636

Transportation (<0.1%)
	Delta Air Lines, Inc., Term Loan
947,607	5.500%, 4/20/2017	944,650

	Total	944,650

Utilities (0.1%)
	NGPL PipeCo, LLC, Term Loan
1,955,000	6.750%, 5/15/2017	1,914,277

	Total	1,914,277

	Total Bank Loans (cost $32,421,547)	32,190,619

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Mutual Funds (50.4%)	Value
Equity Mutual Funds (14.2%)
1,273,911	Thrivent Partner Small Cap Value Portfolio	$24,719,359
1,614,844	Thrivent Small Cap Stock Portfolio[d]	19,767,952
2,151,794	Thrivent Partner Mid Cap Value Portfolio	28,707,943
2,934,910	Thrivent Mid Cap Stock Portfolio	35,472,793
10,578,907	Thrivent Partner Worldwide Allocation Portfolio	82,189,647
3,906,101	Thrivent Partner International Stock Portfolio	36,068,157
7,600,011	Thrivent Large Cap Value Portfolio	82,661,516
2,756,082	Thrivent Large Cap Stock Portfolio	23,829,911
1,179,786	Thrivent Equity Income Plus Portfolio	11,034,305

	Total	344,451,583

Fixed Income Mutual Funds (36.2%)
18,156,072	Thrivent High Yield Portfolio	88,066,025
26,516,892	Thrivent Income Portfolio	276,510,196
52,816,331	Thrivent Limited Maturity Bond Portfolio	517,462,720

	Total	882,038,941

	Total Mutual Funds (cost $1,238,832,237)	1,226,490,524

Principal Amount	Long-Term Fixed Income (22.8%)

Asset-Backed Securities (0.5%)
	J.P. Morgan Mortgage Acquisition Corporation
7,092,058	5.461%, 10/25/2036	5,534,521
	Morgan Stanley Capital, Inc.
2,536,249	0.395%, 2/25/2037[e]	1,262,085
	Renaissance Home Equity Loan Trust
5,500,000	6.011%, 5/25/2036	3,101,720
2,640,723	5.580%, 11/25/2036	1,399,755

	Total	11,298,081

Basic Materials (0.3%)
	ArcelorMittal
290,000	5.375%, 6/1/2013	298,255
	Arch Coal, Inc.
860,000	7.000%, 6/15/2019[f]	726,700
	BHP Billiton Finance, Ltd.
715,000	1.000%, 2/24/2015	716,224
	Dow Chemical Company
718,000	5.900%, 2/15/2015	800,663
715,000	4.250%, 11/15/2020	775,680
	FMG Resources Property, Ltd.
860,000	8.250%, 11/1/2019[g]	911,600
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
795,000	8.875%, 2/1/2018	810,900
	International Paper Company
481,000	5.300%, 4/1/2015	526,403

Basic Materials (0.3%) - continued
	LyondellBasell Industries NV
$750,000	5.000%, 4/15/2019[g]	786,562
	Novelis, Inc.
860,000	8.375%, 12/15/2017	920,200
	Rio Tinto Finance USA, Ltd.
1,065,000	1.125%, 3/20/2015	1,067,393

	Total	8,340,580

Capital Goods (0.4%)
	Bombardier, Inc.
795,000	5.750%, 3/15/2022[g]	792,019
	Case New Holland, Inc.
840,000	7.875%, 12/1/2017	970,200
	Caterpillar Financial Services Corporation
715,000	1.050%, 3/26/2015	719,151
325,000	1.100%, 5/29/2015	326,819
	John Deere Capital Corporation
400,000	0.875%, 4/17/2015	400,449
	Raytheon Company
718,000	1.625%, 10/15/2015	737,028
	RBS Global, Inc./Rexnord, LLC
795,000	8.500%, 5/1/2018	862,575
	Sealed Air Corporation
1,290,000	8.375%, 9/15/2021[g]	1,457,700
	Textron, Inc.
970,000	5.600%, 12/1/2017	1,068,443
	United Technologies Corporation
162,000	0.967%, 6/1/2015[e]	163,730
162,000	1.800%, 6/1/2017	165,440
81,000	4.500%, 6/1/2042	88,971
	UR Financing Escrow Corporation
795,000	7.375%, 5/15/2020[g]	830,775

	Total	8,583,300

Collateralized Mortgage Obligations (0.8%)
	Citigroup Mortgage Loan Trust, Inc.
878,089	5.500%, 11/25/2035	724,464
	CitiMortgage Alternative Loan Trust
3,006,246	5.750%, 4/25/2037	2,126,853
	Countrywide Alternative Loan Trust
611,822	6.000%, 1/25/2037	440,487
4,147,513	5.500%, 5/25/2037	2,840,105
3,424,027	7.000%, 10/25/2037	2,067,325
	Countrywide Home Loans, Inc.
1,341,485	5.750%, 4/25/2037	1,120,017
	Deutsche Alt-A Securities, Inc.
505,353	5.500%, 10/25/2021	488,479
1,026,990	6.000%, 10/25/2021	883,233
	HomeBanc Mortgage Trust
1,419,754	2.591%, 4/25/2037	924,544
	J.P. Morgan Mortgage Trust
263,710	2.747%, 10/25/2036	188,289
4,651,918	6.250%, 8/25/2037	2,937,584
	MASTR Alternative Loans Trust
712,603	6.500%, 7/25/2034	748,847

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (22.8%)	Value
Collateralized Mortgage Obligations (0.8%) - continued
	Merrill Lynch Alternative Note Asset Trust
$672,446	6.000%, 3/25/2037	$495,643
	Sequoia Mortgage Trust
655,640	5.371%, 9/20/2046	222,786
	WaMu Mortgage Pass Through Certificates
630,942	2.506%, 9/25/2036	451,185
632,700	2.561%, 10/25/2036	446,306
	WaMu Mortgage Pass-Through Certificates
2,052,977	2.248%, 11/25/2036	1,456,797

	Total	18,562,944

Commercial Mortgage-Backed Securities (1.5%)
	Banc of America Commercial Mortgage, Inc.
4,600,000	5.807%, 4/10/2049	5,265,933
6,000,000	5.805%, 6/10/2049	6,778,602
	Bear Stearns Commercial Mortgage Securities, Inc.
2,000,000	5.331%, 2/11/2044	2,152,546
	Citigroup/Deutsche Bank Commercial Mortgage
1,700,000	5.322%, 12/11/2049	1,888,221
	Credit Suisse First Boston Mortgage Securities
4,600,000	5.542%, 1/15/2049	4,953,399
	Credit Suisse Mortgage Capital Certificates
5,800,000	5.509%, 9/15/2039	5,681,425
	Government National Mortgage Association
190,350	2.164%, 3/16/2033	193,290
168,876	3.214%, 1/16/2040	177,195
	Greenwich Capital Commercial Funding Corporation
3,100,000	5.867%, 12/10/2049	3,040,564
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,300,000	5.924%, 2/12/2049	2,315,364
	Morgan Stanley Capital, Inc.
1,750,000	5.406%, 3/15/2044	1,714,797
	Wachovia Bank Commercial Mortgage Trust
3,450,000	5.603%, 10/15/2048	3,456,807

	Total	37,618,143

Communications Services (0.9%)
	AMC Networks, Inc.
850,000	7.750%, 7/15/2021[g]	937,125
	AT&T, Inc.
976,000	2.400%, 8/15/2016	1,014,018
	British Telecommunications plc
650,000	2.000%, 6/22/2015	658,932
	Cablevision Systems Corporation
860,000	8.625%, 9/15/2017	958,900
	CCO Holdings, LLC
850,000	7.000%, 1/15/2019	918,000
	CenturyLink, Inc.
1,050,000	5.800%, 3/15/2022	1,045,280
	Comcast Corporation
1,065,000	6.500%, 1/15/2015	1,201,302
325,000	4.650%, 7/15/2042	325,149
	Digicel, Ltd.
930,000	8.250%, 9/1/2017[g]	946,275
	DIRECTV Holdings, LLC/DIRECTV Financing Company, Inc.
715,000	2.400%, 3/15/2017	719,708
	Dish DBS Corporation
1,040,000	4.625%, 7/15/2017[g]	1,041,300
1,040,000	5.875%, 7/15/2022[g]	1,050,400
	Frontier Communications Corporation
1,290,000	8.125%, 10/1/2018	1,370,625
	Hughes Satellite Systems Corporation
860,000	6.500%, 6/15/2019	913,750
	Intelsat Jackson Holdings SA
860,000	7.250%, 4/1/2019	903,000
	Level 3 Financing, Inc.
800,000	8.625%, 7/15/2020	840,000
	NBCUniversal Media, LLC
715,000	2.875%, 4/1/2016	745,536
	News America, Inc.
365,000	5.300%, 12/15/2014	400,050
	Sprint Nextel Corporation
400,000	9.125%, 3/1/2017[g]	420,000
450,000	9.000%, 11/15/2018[g]	502,875
	Telefonica Emisiones SAU
325,000	3.729%, 4/27/2015	295,923
	Time Warner Cable, Inc.
400,000	7.500%, 4/1/2014	443,477
400,000	3.500%, 2/1/2015	423,086
	UPCB Finance V, Ltd.
860,000	7.250%, 11/15/2021[g]	898,700
	Verizon Communications, Inc.
976,000	5.500%, 2/15/2018	1,155,242
	Virgin Media Finance plc
795,000	5.250%, 2/15/2022	812,887
	Vivendi SA
715,000	2.400%, 4/10/2015[g]	707,919
	Vodafone Group plc
715,000	3.375%, 11/24/2015	763,887

	Total	22,413,346

Consumer Cyclical (0.6%)
	Chrysler Group, LLC
1,100,000	8.000%, 6/15/2019[f]	1,130,250
	Daimler Finance North America, LLC
340,000	1.249%, 4/10/2014[e,g]	340,178
370,000	1.650%, 4/10/2015[g]	371,454
	Federated Retail Holdings, Inc.
718,000	5.900%, 12/1/2016	827,610

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (22.8%)	Value
Consumer Cyclical (0.6%) - continued
	Ford Motor Credit Company, LLC
$647,000	2.750%, 5/15/2015	$652,250
795,000	5.000%, 5/15/2018	844,196
	Host Hotels and Resorts, LP
1,040,000	6.000%, 11/1/2020	1,128,400
	Lennar Corporation
860,000	12.250%, 6/1/2017	1,111,550
	Limited Brands, Inc.
710,000	5.625%, 2/15/2022	731,300
	Macy’s Retail Holdings, Inc.
715,000	3.875%, 1/15/2022	751,732
	MGM Resorts International
770,000	11.125%, 11/15/2017	864,325
	Rite Aid Corporation
860,000	7.500%, 3/1/2017	877,200
	Service Corporation International
795,000	8.000%, 11/15/2021	912,262
	Time Warner, Inc.
400,000	3.150%, 7/15/2015	421,851
	Toyota Motor Credit Corporation
325,000	1.750%, 5/22/2017	327,633
	Toys R Us Property Company II, LLC
855,000	8.500%, 12/1/2017	890,269
	Viacom, Inc.
170,000	4.375%, 9/15/2014	181,975
170,000	1.250%, 2/27/2015	170,423
	Volkswagen International Finance NV
700,000	1.625%, 3/22/2015[g]	702,425

	Total	13,237,283

Consumer Non-Cyclical (1.0%)
	Amgen, Inc.
330,000	4.850%, 11/18/2014	358,326
330,000	2.125%, 5/15/2017	333,874
	Anheuser-Busch InBev Worldwide, Inc.
403,000	1.016%, 1/27/2014[e]	406,288
	Aristotle Holding, Inc.
480,000	2.750%, 11/21/2014[g]	490,269
	BAT International Finance plc
650,000	1.400%, 6/5/2015[g]	649,924
325,000	2.125%, 6/7/2017[f,g]	324,572
	Beam, Inc.
165,000	1.875%, 5/15/2017	165,795
	Boston Scientific Corporation
1,065,000	5.450%, 6/15/2014	1,141,354
	Bunge Limited Finance Corporation
650,000	3.200%, 6/15/2017	651,440
	Capella Healthcare, Inc.
1,040,000	9.250%, 7/1/2017	1,076,400
	Cardinal Health, Inc.
325,000	1.900%, 6/15/2017	327,434
	Community Health Systems, Inc.
214,000	8.875%, 7/15/2015	219,618
795,000	8.000%, 11/15/2019	846,675
	Covidien International Finance SA
650,000	1.350%, 5/29/2015	650,844
325,000	3.200%, 6/15/2022	335,066
	Express Scripts, Inc.
400,000	3.125%, 5/15/2016	416,468
	Fresenius Medical Care US Finance II, Inc.
830,000	5.625%, 7/31/2019[g]	865,275
	Gilead Sciences, Inc.
365,000	2.400%, 12/1/2014	376,180
365,000	3.050%, 12/1/2016	385,333
	GlaxoSmithKline Capital plc
330,000	0.750%, 5/8/2015	329,962
330,000	1.500%, 5/8/2017	330,598
	Grifols, Inc.
1,300,000	8.250%, 2/1/2018	1,394,250
	HCA, Inc.
795,000	5.875%, 3/15/2022	830,775
	JBS USA, LLC
860,000	7.250%, 6/1/2021[g]	799,800
	Kellogg Company
330,000	1.125%, 5/15/2015	331,588
330,000	1.750%, 5/17/2017	329,982
	Kinetic Concepts, Inc./KCI USA, Inc.
850,000	10.500%, 11/1/2018[g]	892,500
	Kraft Foods, Inc.
650,000	1.625%, 6/4/2015[g]	656,876
406,000	2.250%, 6/5/2017[g]	415,695
	Libbey Glass, Inc.
260,000	6.875%, 5/15/2020[g]	267,150
	Lorillard Tobacco Company
909,000	3.500%, 8/4/2016	947,598
	Pfizer, Inc.
715,000	6.200%, 3/15/2019	896,145
	Reynolds Group Issuer, Inc.
850,000	6.875%, 2/15/2021[g]	884,000
	SABMiller Holdings, Inc.
716,000	1.850%, 1/15/2015[g]	726,226
716,000	2.450%, 1/15/2017[g]	738,008
	Spectrum Brands Holdings, Inc.
1,290,000	9.500%, 6/15/2018	1,457,700
	Teva Pharmaceutical Finance Company BV
330,000	2.400%, 11/10/2016	340,958
	Teva Pharmaceutical Finance IV, LLC
560,000	1.700%, 11/10/2014	571,352
	Tyson Foods, Inc.
650,000	4.500%, 6/15/2022	669,500
	Valeant Pharmaceuticals International
860,000	6.875%, 12/1/2018[g]	889,025

	Total	24,720,823

Energy (0.4%)
	Anadarko Petroleum Corporation
155,000	5.750%, 6/15/2014	166,596
	Apache Corporation
715,000	1.750%, 4/15/2017	729,151
	BP Capital Markets plc
715,000	3.625%, 5/8/2014	749,480

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (22.8%)	Value
Energy (0.4%) - continued
$715,000	3.125%, 10/1/2015	$760,138
330,000	1.846%, 5/5/2017	333,282
495,000	3.245%, 5/6/2022	512,518
	Concho Resources, Inc.
1,590,000	5.500%, 10/1/2022	1,574,100
	Denbury Resources, Inc.
830,000	6.375%, 8/15/2021	863,200
	Harvest Operations Corporation
720,000	6.875%, 10/1/2017[g]	765,000
	Linn Energy, LLC
850,000	7.750%, 2/1/2021	888,250
	Phillips 66
400,000	1.950%, 3/5/2015[g]	402,865
556,000	2.950%, 5/1/2017[g]	571,328
	Samson Investment Company
1,040,000	9.750%, 2/15/2020[g]	1,034,800
	Suncor Energy, Inc.
396,000	6.100%, 6/1/2018	469,007
	Weatherford International, Ltd.
715,000	6.750%, 9/15/2040	802,522

	Total	10,622,237

Financials (2.2%)
	Achmea Hypotheekbank NV
220,000	3.200%, 11/3/2014[g]	229,489
	Ally Financial, Inc.
795,000	5.500%, 2/15/2017	807,514
	American Express Company
398,000	7.250%, 5/20/2014	441,354
	American Express Credit Corporation
325,000	2.375%, 3/24/2017	333,103
	American International Group, Inc.
715,000	3.000%, 3/20/2015	718,613
715,000	3.800%, 3/22/2017	728,864
	ANZ National International, Ltd. of London
715,000	3.125%, 8/10/2015[g]	734,106
	Bank of America Corporation
1,041,000	7.750%, 8/15/2015	1,133,273
720,000	3.875%, 3/22/2017	733,462
	Bank of New York Mellon Corporation
720,000	1.700%, 11/24/2014	732,131
165,000	1.969%, 6/20/2017	166,936
	Bank of Nova Scotia
225,000	1.450%, 7/26/2013[g]	227,281
720,000	1.850%, 1/12/2015	731,508
	Berkshire Hathaway, Inc.
660,000	1.600%, 5/15/2017	664,596
	BlackRock, Inc.
325,000	1.375%, 6/1/2015	327,324
	Canadian Imperial Bank of Commerce
220,000	2.600%, 7/2/2015[g]	231,383
	Capital One Financial Corporation
165,000	1.617%, 7/15/2014[e]	163,969
720,000	2.150%, 3/23/2015	725,612
	CIT Group, Inc.
305,209	7.000%, 5/2/2017[g]	305,781
	Citigroup, Inc.
720,000	5.850%, 7/2/2013	753,135
720,000	5.125%, 5/5/2014	750,789
1,280,000	5.000%, 9/15/2014	1,312,086
720,000	4.750%, 5/19/2015	755,741
	CNA Financial Corporation
1,780,000	7.350%, 11/15/2019	2,105,772
	Credit Suisse New York, NY
565,000	5.500%, 5/1/2014	598,982
	Credit Suisse USA, Inc.
720,000	5.375%, 3/2/2016	798,543
	Developers Diversified Realty Corporation
1,002,000	7.500%, 4/1/2017	1,149,565
	Dexia Credit Local SA
225,000	2.750%, 4/29/2014[g]	219,564
	Discover Bank
715,000	8.700%, 11/18/2019	888,315
	Eksportfinans ASA
330,000	3.000%, 11/17/2014	312,654
	General Electric Capital Corporation
330,000	1.166%, 4/24/2014[e]	330,002
715,000	0.728%, 9/15/2014[e]	706,349
715,000	2.150%, 1/9/2015	727,049
365,000	1.336%, 5/9/2016[e]	359,105
396,000	2.950%, 5/9/2016	408,645
330,000	2.300%, 4/27/2017	332,231
715,000	6.750%, 3/15/2032	885,301
	Goldman Sachs Group, Inc.
718,000	5.000%, 10/1/2014	748,584
718,000	3.700%, 8/1/2015	724,345
726,000	0.918%, 3/22/2016[e]	656,938
	Hartford Financial Services Group, Inc.
185,000	7.300%, 11/1/2015	205,847
715,000	4.000%, 10/15/2017	717,966
	Health Care REIT, Inc.
715,000	6.500%, 3/15/2041	763,884
	HSBC Bank plc
365,000	1.266%, 1/17/2014[e,g]	365,794
	HSBC Holdings plc
560,000	4.000%, 3/30/2022	581,503
	Icahn Enterprises, LP
805,000	8.000%, 1/15/2018	855,312
	ING Bank NV
802,000	3.750%, 3/7/2017[g]	798,238
	International Bank for Reconstruction & Development
225,000	2.375%, 5/26/2015	237,621
	International Lease Finance Corporation
795,000	5.875%, 4/1/2019	795,770
	J.P. Morgan Chase & Company
722,000	4.650%, 6/1/2014	760,142
975,000	1.875%, 3/20/2015	974,246
	J.P. Morgan Chase Bank NA
642,000	0.798%, 6/13/2016[e]	597,924

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (22.8%)	Value
Financials (2.2%) - continued
	Lloyds TSB Bank plc
$1,965,000	4.200%, 3/28/2017	$2,026,911
	MetLife Institutional Funding II
715,000	1.368%, 4/4/2014[e,g]	718,467
	Morgan Stanley
1,065,000	6.000%, 5/13/2014	1,103,902
1,065,000	4.750%, 3/22/2017	1,062,659
	Murray Street Investment Trust I
800,000	4.647%, 3/9/2017	801,543
	Nordea Bank AB
775,000	2.250%, 3/20/2015[g]	777,795
	Omega Healthcare Investors, Inc.
1,035,000	5.875%, 3/15/2024[g]	1,035,000
	PNC Funding Corporation
711,000	3.300%, 3/8/2022	725,081
	Prudential Covered Trust
550,000	2.997%, 9/30/2015[g]	558,709
	Prudential Financial, Inc.
716,000	6.200%, 11/15/2040	781,283
	Regions Bank
1,175,000	7.500%, 5/15/2018	1,321,875
	Royal Bank of Canada
215,000	3.125%, 4/14/2015[g]	227,694
	Royal Bank of Scotland plc
715,000	4.875%, 8/25/2014[g]	735,121
	Santander US Debt SAU
650,000	3.724%, 1/20/2015[g]	604,575
	SLM Corporation
1,280,000	6.250%, 1/25/2016	1,344,000
	Svenska Handelsbanken AB
715,000	3.125%, 7/12/2016	738,885
	Toronto-Dominion Bank
220,000	2.200%, 7/29/2015[g]	228,940
	U.S. Bancorp
715,000	3.150%, 3/4/2015	755,033
330,000	1.650%, 5/15/2017	332,410
	Ventas Realty, LP
182,000	4.000%, 4/30/2019	186,640
	Wachovia Corporation
1,780,000	5.625%, 10/15/2016	2,006,501
	WEA Finance, LLC
369,000	5.125%, 11/15/2014[g]	390,400
715,000	5.700%, 10/1/2016[g]	786,751
	Wells Fargo & Company
485,000	2.100%, 5/8/2017	486,084

	Total	53,050,500

Foreign Government (<0.1%)
	Kommunalbanken AS
225,000	2.750%, 5/5/2015[g]	236,260
	Kreditanstalt fuer Wiederaufbau
120,000	0.253%, 6/17/2013[e]	120,009

	Total	356,269

Mortgage-Backed Securities (10.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
34,845,000	3.000%, 7/1/2027[c]	36,429,367
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
37,760,000	3.000%, 7/1/2027[c]	39,559,491
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
27,405,000	3.500%, 7/1/2042[c]	28,805,231
96,040,000	4.000%, 7/1/2042[c]	102,207,593
48,720,000	5.500%, 7/1/2042[c]	53,142,850

	Total	260,144,532

Technology (0.3%)
	Amkor Technology, Inc.
370,000	6.625%, 6/1/2021	369,075
	Equinix, Inc.
1,290,000	8.125%, 3/1/2018	1,428,675
	First Data Corporation
795,000	7.375%, 6/15/2019[g]	810,900
	Freescale Semiconductor, Inc.
680,000	9.250%, 4/15/2018[g]	727,600
	Hewlett-Packard Company
715,000	2.018%, 9/19/2014[e]	723,052
1,050,000	2.600%, 9/15/2017	1,053,993
	International Business Machines Corporation
660,000	0.750%, 5/11/2015	658,997
	Samsung Electronics America, Inc.
798,000	1.750%, 4/10/2017[g]	795,933
	Xerox Corporation
500,000	7.200%, 4/1/2016	582,950

	Total	7,151,175

Transportation (0.3%)
	Avis Budget Car Rental, LLC
1,055,000	8.250%, 1/15/2019	1,131,487
	Continental Airlines, Inc.
795,000	6.750%, 9/15/2015[g]	816,863
330,000	4.150%, 4/11/2024	325,050
	CSX Corporation
403,000	6.250%, 4/1/2015	459,142
	Delta Air Lines, Inc.
660,000	6.750%, 5/23/2017	654,258
130,000	4.750%, 5/7/2020[c]	131,625
	Hertz Corporation
1,040,000	6.750%, 4/15/2019	1,081,600
	Kansas City Southern de Mexico SA de CV
660,000	8.000%, 2/1/2018	735,108
	Navios Maritime Acquisition Corporation
1,290,000	8.625%, 11/1/2017	1,199,700
	Navios Maritime Holdings, Inc.
1,040,000	8.875%, 11/1/2017[c,g]	1,042,600

	Total	7,577,433

U.S. Government and Agencies (2.4%)
	Eksportfinans ASA
330,000	5.500%, 5/25/2016	324,273

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (22.8%)	Value
U.S. Government and Agencies (2.4%) - continued
	FDIC Structured Sale Guaranteed Notes
$90,000	Zero Coupon, 1/7/2014[g]	$88,829
	Federal Agricultural Mortgage Corporation
225,000	2.125%, 9/15/2015	233,737
	Federal Home Loan Banks
1,355,000	0.375%, 1/29/2014	1,355,527
1,020,000	1.000%, 6/21/2017	1,020,749
1,015,000	5.000%, 11/17/2017	1,225,607
	Federal National Mortgage Association
710,000	1.250%, 2/27/2014	721,863
430,000	0.500%, 5/27/2015	429,688
325,000	4.375%, 10/15/2015	364,788
870,000	1.375%, 11/15/2016	890,449
255,000	6.250%, 5/15/2029	367,210
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	260,772
	U.S. Treasury Bonds
455,000	7.625%, 2/15/2025	744,778
1,275,000	4.375%, 5/15/2040	1,699,136
425,000	3.125%, 11/15/2041	456,875
	U.S. Treasury Bonds, TIPS
79,325	2.375%, 1/15/2025	104,468
69,180	2.125%, 2/15/2040	98,193
	U.S. Treasury Notes
150,000	0.250%, 4/30/2014	149,818
75,000	2.250%, 5/31/2014	77,731
2,005,000	0.750%, 6/15/2014	2,021,603
5,150,000	2.500%, 4/30/2015	5,451,357
8,000,000	0.250%, 5/15/2015	7,965,000
475,000	2.000%, 1/31/2016	499,789
650,000	2.625%, 2/29/2016	699,512
1,550,000	3.250%, 3/31/2017	1,732,488
22,000,000	1.250%, 4/30/2019	22,244,068
5,110,000	2.000%, 2/15/2022	5,282,064
	U.S. Treasury Notes, TIPS
373,491	2.000%, 1/15/2014	387,789
313,232	1.625%, 1/15/2015	332,858
323,755	0.500%, 4/15/2015	336,148
268,392	0.125%, 4/15/2017	283,321
349,625	2.625%, 7/15/2017	415,289
315,477	1.125%, 1/15/2021	363,045

	Total	58,628,822

Utilities (0.5%)
	AES Corporation
840,000	7.375%, 7/1/2021[g]	934,500
	CenterPoint Energy, Inc.
660,000	6.850%, 6/1/2015	743,837
	Consolidated Edison Company of New York, Inc.
708,000	4.200%, 3/15/2042	754,583
	Crosstex Energy/Crosstex Energy Finance Corporation
1,290,000	8.875%, 2/15/2018	1,362,563
	Exelon Corporation
1,065,000	4.900%, 6/15/2015	1,157,528
	FirstEnergy Solutions Corporation
1,065,000	4.800%, 2/15/2015	1,130,571
	Inergy, LP
380,000	7.000%, 10/1/2018	391,400
	ITC Holdings Corporation
644,000	5.875%, 9/30/2016[g]	740,018
	NextEra Energy Capital Holdings, Inc.
325,000	1.611%, 6/1/2014	325,881
	NGPL PipeCo, LLC
1,040,000	9.625%, 6/1/2019[g]	1,115,400
	NiSource Finance Corporation
320,000	5.400%, 7/15/2014	344,859
397,000	6.400%, 3/15/2018	463,735
	Pacific Gas & Electric Company
715,000	5.625%, 11/30/2017	857,593
	Sempra Energy
560,000	2.300%, 4/1/2017	573,914
715,000	6.150%, 6/15/2018	863,098

	Total	11,759,480

	Total Long-Term Fixed Income (cost $547,353,023)	554,064,948

Shares	Common Stock (11.9%)	Value
Consumer Discretionary (1.3%)
13,356	Amazon.com, Inc.[d]	3,049,843
3,250	AutoZone, Inc.[d]	1,193,302
16,400	Big Lots, Inc.[d]	668,956
11,000	BJ’s Restaurants, Inc.[d]	418,000
9,370	CBS Corporation	307,149
6,700	Charter Communications, Inc.[d]	474,829
11,400	Children’s Place Retail Stores, Inc.[d]	568,062
12,900	Coach, Inc.	754,392
142,713	Comcast Corporation	4,562,535
23,919	Delphi Automotive plc[d]	609,934
9,300	DISH Network Corporation	265,515
8,604	Dollar Tree, Inc.[d]	462,895
24,235	Foot Locker, Inc.	741,106
4,550	Harley-Davidson, Inc.	208,071
44,200	Home Depot, Inc.	2,342,158
82,776	Las Vegas Sands Corporation	3,599,928
11,964	Life Time Fitness, Inc.[d]	556,446
30,720	Lowe’s Companies, Inc.	873,677
15,200	Meredith Corporation[f]	485,488
48,390	News Corporation	1,089,743
19,600	NIKE, Inc.	1,720,488
14,700	Omnicom Group, Inc.	714,420
2,254	Panera Bread Company[d]	314,298
18,100	Penn National Gaming, Inc.[d]	807,079
3,300	PetSmart, Inc.	224,994
42,549	Pier 1 Imports, Inc.	699,080
1,700	Priceline.com, Inc.[d]	1,129,684
40,600	Sally Beauty Holdings, Inc.[d]	1,045,044
7,560	Time Warner Cable, Inc.	620,676
10,200	Toll Brothers, Inc.[d]	303,246

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (11.9%)	Value
Consumer Discretionary (1.3%) - continued
16,761	WMS Industries, Inc.[d]	$334,382

	Total	31,145,420

Consumer Staples (1.1%)
50,091	Altria Group, Inc.	1,730,644
38,312	Anheuser-Busch InBev NV ADR	3,051,551
60,970	Archer-Daniels-Midland Company	1,799,834
16,756	British American Tobacco plc ADR	1,711,123
17,000	Bunge, Ltd.	1,066,580
28,272	Coca-Cola Company	2,210,588
20,000	Colgate-Palmolive Company	2,082,000
12,160	CVS Caremark Corporation	568,237
8,340	Diageo plc ADR	859,604
39,688	Ingredion, Inc.	1,965,350
5,990	Kimberly-Clark Corporation	501,782
34,259	Kraft Foods, Inc.	1,323,082
40,406	Philip Morris International, Inc.	3,525,827
6,578	TreeHouse Foods, Inc.[d]	409,744
68,500	Walgreen Company	2,026,230
25,128	Wal-Mart Stores, Inc.	1,751,924

	Total	26,584,100

Energy (2.0%)
79,261	Alpha Natural Resources, Inc.[d]	690,363
70,092	Apache Corporation	6,160,386
62,100	Arch Coal, Inc.	427,869
18,800	Baker Hughes, Inc.	772,680
43,003	BP plc ADR	1,743,342
24,630	Chevron Corporation	2,598,465
89,610	ConocoPhillips	5,007,407
69,600	Consol Energy, Inc.	2,104,704
17,000	Dril-Quip, Inc.[d]	1,115,030
49,883	Ensco plc	2,343,005
35,496	EOG Resources, Inc.	3,198,545
13,920	EQT Corporation	746,530
23,000	Exxon Mobil Corporation	1,968,110
18,800	Helix Energy Solutions Group, Inc.[d]	308,508
68,900	Nabors Industries, Ltd.[d]	992,160
20,109	National Oilwell Varco, Inc.	1,295,824
29,800	Newfield Exploration Company[d]	873,438
44,720	Occidental Petroleum Corporation	3,835,634
16,600	Oil States International, Inc.[d]	1,098,920
37,800	Peabody Energy Corporation	926,856
41,300	Petroleo Brasileiro SA ADR	775,201
42,846	Petroleum Geo-Services ASA	523,662
38,100	Plains Exploration & Production Company[d]	1,340,358
5,170	Schlumberger, Ltd.	335,585
9,300	Southwestern Energy Company[d]	296,949
54,881	Swift Energy Company[d]	1,021,335
33,900	Ultra Petroleum Corporation[d,f]	782,073
126,280	Valero Energy Corporation	3,049,662
280,061	Weatherford International, Ltd.[d]	3,537,170

	Total	49,869,771

Financials (1.9%)
9,830	ACE, Ltd.	728,698
5,343	Affiliated Managers Group, Inc.[d]	584,791
1,900	Allied World Assurance Company Holdings AG	150,993
5,800	American Campus Communities, Inc.	260,884
41,300	Ameriprise Financial, Inc.	2,158,338
10,600	Apartment Investment & Management Company	286,518
4,500	Aspen Insurance Holdings, Ltd.	130,050
37,630	Bank of America Corporation	307,813
10,697	Boston Properties, Inc.	1,159,234
6,700	Capital One Financial Corporation	366,222
18,200	CBL & Associates Properties, Inc.	355,628
36,840	Charles Schwab Corporation	476,341
157,688	Citigroup, Inc.	4,322,228
8,146	CME Group, Inc.	2,184,024
12,600	Douglas Emmett, Inc.	291,060
21,083	Duke Realty Corporation	308,655
7,500	Endurance Specialty Holdings, Ltd.	287,400
3,600	Equity Lifestyle Properties, Inc.	248,292
18,969	Equity Residential	1,182,907
23,018	HCC Insurance Holdings, Inc.	722,765
4,400	Home Properties, Inc.	269,984
26,398	Host Hotels & Resorts, Inc.	417,616
235,300	Huntington Bancshares, Inc.	1,505,920
9,500	iShares Russell 2000 Index Fund[f]	756,675
129,079	J.P. Morgan Chase & Company	4,611,993
58,732	Kimco Realty Corporation	1,117,670
44,360	KKR & Company, LP	571,800
9,488	Lazard, Ltd.	246,593
4,500	M&T Bank Corporation	371,565
63,817	Marsh & McLennan Companies, Inc.	2,056,822
32,880	MetLife, Inc.	1,014,348
14,000	NASDAQ OMX Group, Inc.	317,380
7,600	Northern Trust Corporation	349,752
25,500	Och-Ziff Capital Management Group, LLC	193,290
36,666	Ocwen Financial Corporation[d]	688,588
37,188	Popular, Inc.[d]	617,693
1,500	ProAssurance Corporation	133,635
68,970	Progressive Corporation	1,436,645
4,100	Protective Life Corporation	120,581
7,851	Public Storage, Inc.	1,133,763
4,600	S&P 500 Large Index Depository Receipts	626,842
8,098	Simon Property Group, Inc.	1,260,535
23,940	State Street Corporation	1,068,682
38,430	SunTrust Banks, Inc.	931,159
7,960	SVB Financial Group[d]	467,411
8,300	Tanger Factory Outlet Centers, Inc.	266,015
1,935	Taubman Centers, Inc.	149,305
5,800	Tower Group, Inc.	121,046
13,167	Vornado Realty Trust	1,105,765
17,924	W.R. Berkley Corporation	697,602
95,046	Wells Fargo & Company	3,178,338
49,093	Zions Bancorporation	953,386

	Total	45,271,240

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (11.9%)	Value
Health Care (1.5%)
20,600	Abbott Laboratories	$1,328,082
3,200	Alexion Pharmaceuticals, Inc.[d]	317,760
23,600	Align Technology, Inc.[d]	789,656
26,074	Amgen, Inc.	1,904,445
56,537	Baxter International, Inc.	3,004,941
24,500	Biogen Idec, Inc.[d]	3,537,310
107,000	Bristol-Myers Squibb Company	3,846,650
3,072	C.R. Bard, Inc.	330,056
11,111	Covance, Inc.[d]	531,661
17,600	Covidien plc	941,600
54,700	Eli Lilly and Company	2,347,177
25,243	Health Net, Inc.[d]	612,648
23,280	Johnson & Johnson	1,572,797
9,500	Medicines Company[d]	217,930
32,320	Merck & Company, Inc.	1,349,360
119,766	Pfizer, Inc.	2,754,618
22,663	PSS World Medical, Inc.[d]	475,696
23,260	Sanofi ADR	878,763
28,700	Shire Pharmaceuticals Group plc ADR	2,479,393
11,500	Thoratec Corporation[d]	386,170
12,662	United Therapeutics Corporation[d]	625,250
98,473	UnitedHealth Group, Inc.	5,760,670
3,000	Waters Corporation[d]	238,410
5,671	Zimmer Holdings, Inc.	364,986

	Total	36,596,029

Industrials (1.2%)
16,900	3M Company	1,514,240
21,300	Actuant Corporation	578,508
30,654	Boeing Company	2,277,592
8,303	Chicago Bridge and Iron Company	315,182
11,271	CSX Corporation	252,020
12,000	Cummins, Inc.	1,162,920
22,691	Deluxe Corporation	565,914
50,900	Dover Corporation	2,728,749
20,050	EMCOR Group, Inc.	557,791
6,618	Expeditors International of Washington, Inc.	256,447
4,970	FedEx Corporation	455,302
15,600	GATX Corporation	600,600
23,760	General Electric Company	495,158
11,571	Honeywell International, Inc.	646,125
21,890	Jacobs Engineering Group, Inc.[d]	828,755
16,600	L-3 Communications Holdings, Inc.	1,228,566
8,800	Landstar System, Inc.	455,136
37,700	Lockheed Martin Corporation	3,282,916
68,260	Manitowoc Company, Inc.	798,642
4,900	Manpower, Inc.	179,585
6,480	Norfolk Southern Corporation	465,070
15,017	Oshkosh Corporation[d]	314,606
50,656	Parker Hannifin Corporation	3,894,433
17,734	Shaw Group, Inc.[d]	484,315
9,677	SPX Corporation	632,102
48,300	Tyco International, Ltd.	2,552,655
35,774	United Technologies Corporation	2,702,010

	Total	30,225,339

Information Technology (2.3%)
22,000	Accenture plc	1,321,980
17,200	ADTRAN, Inc.	519,268
21,586	Akamai Technologies, Inc.[d]	685,356
5,800	Alliance Data Systems Corporation[d]	783,000
20,512	Apple, Inc.[d]	11,979,008
66,600	Atmel Corporation[d]	446,220
20,900	Cavium, Inc.[d]	585,200
36,981	Cognizant Technology Solutions Corporation[d]	2,218,860
22,300	CoreLogic, Inc.[d]	408,313
52,322	eBay, Inc.[d]	2,198,047
7,269	Google, Inc.[d]	4,216,529
7,300	International Business Machines Corporation	1,427,734
8,147	Itron, Inc.[d]	335,982
15,307	Juniper Networks, Inc.[d]	249,657
3,200	MasterCard, Inc.	1,376,352
195,878	Microsoft Corporation	5,991,908
85,787	NetApp, Inc.[d]	2,729,742
29,906	NVIDIA Corporation[d]	413,301
21,700	OpenTable, Inc.[d,f]	976,717
198,119	Oracle Corporation	5,884,134
14,357	Plantronics, Inc.	479,524
40,900	Polycom, Inc.[d]	430,268
46,127	QUALCOMM, Inc.	2,568,351
650	ServiceNow, Inc.[c,d]	15,990
13,800	Teradata Corporation[d]	993,738
66,162	Teradyne, Inc.[d]	930,238
121,980	Texas Instruments, Inc.	3,499,606
15,973	TIBCO Software, Inc.[d]	477,912
9,900	VeriFone Systems, Inc.[d]	327,591
31,671	Xilinx, Inc.	1,063,196

	Total	55,533,722

Materials (0.4%)
21,900	AK Steel Holding Corporation[f]	128,553
5,758	Albemarle Corporation	343,407
13,600	BHP Billiton, Ltd. ADR	888,080
4,900	Buckeye Technologies, Inc.	139,601
17,100	Cliffs Natural Resources, Inc.	842,859
4,400	Eagle Materials, Inc.	164,296
97,536	Freeport-McMoRan Copper & Gold, Inc.	3,323,051
4,800	H.B. Fuller Company	147,360
6,200	LyondellBasell Industries NV	249,674
7,100	Materials Select Sector SPDR Fund	250,559
15,500	Mosaic Company	848,780
18,300	Rio Tinto plc ADR[f]	874,923
6,902	Sigma-Aldrich Corporation	510,265
8,978	Silgan Holdings, Inc.	383,271
25,680	Steel Dynamics, Inc.	301,740
10,600	SunCoke Energy, Inc.[d]	155,290
15,800	Walter Energy, Inc.	697,728

	Total	10,249,437

Telecommunications Services (<0.1%)
24,369	Verizon Communications, Inc.	1,082,959

	Total	1,082,959

Utilities (0.2%)
16,800	CMS Energy Corporation	394,800

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (11.9%)	Value
Utilities (0.2%) - continued
39,750	NiSource, Inc.	$983,812
22,992	NV Energy, Inc.	404,199
30,000	PNM Resources, Inc.	586,200
9,400	Public Service Enterprise Group, Inc.	305,500
12,981	Southwest Gas Corporation	566,621
21,740	Utilities Select Sector SPDR Fund	804,163

	Total	4,045,295

	Total Common Stock (cost $281,062,008)	290,603,312

	Preferred Stock (<0.1%)
Financials (<0.1%)
14,600	U.S. Bancorp, 6.000%[h]	399,748

	Total	399,748

	Total Preferred Stock (cost $365,000)	399,748

	Collateral Held for Securities Loaned (0.2%)
5,844,049	Thrivent Financial Securities Lending Trust	5,844,049

	Total Collateral Held for Securities Loaned (cost $5,844,049)	5,844,049

Principal Amount	Short-Term Investments (24.6%)[i]
	Federal Home Loan Bank Discount Notes
48,000,000	0.107%, 7/11/2012[j]	47,998,432
4,500,000	0.090%, 7/13/2012[j]	4,499,854
5,000,000	0.080%, 7/18/2012[j]	4,999,800
9,000,000	0.088%, 7/20/2012[j]	8,999,561
5,000,000	0.065%, 7/25/2012[j]	4,999,774
8,000,000	0.060%, 7/27/2012[j]	7,999,640
125,000,000	0.085%, 8/8/2012[j,k]	124,988,490
35,000,000	0.085%, 8/10/2012[j]	34,996,612
75,000,000	0.108%, 8/17/2012[j]	74,989,220
130,000,000	0.104%, 8/22/2012[j]	129,980,051
65,000,000	0.100%, 8/31/2012[j]	64,988,805
	Federal Home Loan Mortgage Corporation Discount Notes
500,000	0.105%, 7/16/2012[j,l]	499,977
10,000,000	0.070%, 7/20/2012[j]	9,999,611
58,039,000	0.105%, 8/27/2012[j]	58,029,182
	Federal National Mortgage Association Discount Notes
7,300,000	0.120%, 7/18/2012[j,l]	7,299,562
	Straight-A Funding, LLC
5,000,000	0.180%, 7/9/2012[g,j]	4,999,775
3,000,000	0.180%, 8/22/2012[g,j]	2,999,205
	U.S. Treasury Bills
4,000,000	0.100%, 7/19/2012[j,l]	3,999,788
2,895,000	0.130%, 8/30/2012[j]	2,894,362

	Total Short-Term Investments (at amortized cost)	600,161,701

	Total Investments (cost $2,706,039,565) 111.2%	$2,709,754,901

	Other Assets and Liabilities, Net (11.2%)	(273,884,633)

	Total Net Assets 100.0%	$2,435,870,268

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 29, 2012.
f	All or a portion of the security is on loan.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2012, the value of these investments was $48,553,591 or 2.0% of total net assets.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
k	At June 29, 2012, $1,729,841 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
l	At June 29, 2012, $11,799,327 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$60,431,773
Gross unrealized depreciation	(57,938,087)

Net unrealized appreciation (depreciation)	$2,493,686
Cost for federal income tax purposes	$2,707,261,215

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,920,875	—	2,920,875	—
Capital Goods	1,306,521	—	1,306,521	—
Communications Services	8,887,381	—	8,887,381	—
Consumer Cyclical	2,277,417	—	2,277,417	—
Consumer Non-Cyclical	6,311,211	—	6,311,211	—
Energy	2,767,751	—	2,767,751	—
Financials	1,277,900	—	1,277,900	—
Technology	3,582,636	—	3,582,636	—
Transportation	944,650	—	944,650	—
Utilities	1,914,277	—	1,914,277	—
Mutual Funds
Equity Mutual Funds	344,451,583	344,451,583	—	—
Fixed Income Mutual Funds	882,038,941	882,038,941	—	—
Long-Term Fixed Income
Asset-Backed Securities	11,298,081	—	11,298,081	—
Basic Materials	8,340,580	—	8,340,580	—
Capital Goods	8,583,300	—	8,583,300	—
Collateralized Mortgage Obligations	18,562,944	—	18,562,944	—
Commercial Mortgage-Backed Securities	37,618,143	—	37,618,143	—
Communications Services	22,413,346	—	22,413,346	—
Consumer Cyclical	13,237,283	—	13,237,283	—
Consumer Non-Cyclical	24,720,823	—	24,720,823	—
Energy	10,622,237	—	10,622,237	—
Financials	53,050,500	—	53,050,500	—
Foreign Government	356,269	—	356,269	—
Mortgage-Backed Securities	260,144,532	—	260,144,532	—
Technology	7,151,175	—	7,151,175	—
Transportation	7,577,433	—	6,534,833	1,042,600
U.S. Government and Agencies	58,628,822	—	58,628,822	—
Utilities	11,759,480	—	11,759,480	—
Common Stock
Consumer Discretionary	31,145,420	31,145,420	—	—
Consumer Staples	26,584,100	26,584,100	—	—
Energy	49,869,771	49,346,109	523,662	—
Financials	45,271,240	45,271,240	—	—
Health Care	36,596,029	36,596,029	—	—
Industrials	30,225,339	30,225,339	—	—
Information Technology	55,533,722	55,533,722	—	—
Materials	10,249,437	10,249,437	—	—
Telecommunications Services	1,082,959	1,082,959	—	—
Utilities	4,045,295	4,045,295	—	—
Preferred Stock
Financials	399,748	399,748	—	—
Collateral Held for Securities Loaned	5,844,049	5,844,049	—	—
Short-Term Investments	600,161,701	—	600,161,701	—

Total	$2,709,754,901	$1,522,813,971	$1,185,898,330	$1,042,600

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	7,618,624	7,618,624	—	—
Credit Default Swaps	371,963	—	371,963	—

Total Asset Derivatives	$7,990,587	$7,618,624	$371,963	$—

Liability Derivatives
Futures Contracts	303,348	303,348	—	—

Total Liability Derivatives	$303,348	$303,348	$—	$—

The significant unobservable input used in the fair value measurement of the Long-Term Fixed Income Transportation Level 3 security is the lack of marketability. A significant increase or decrease in the input in isolation would result in a significantly lower or higher fair value measurement.

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(250)	September 2012	($55,053,925)	($55,046,875)	$7,050
10-Yr. U.S. Treasury Bond Futures	1,280	September 2012	169,990,349	170,720,000	729,651
20-Yr. U.S. Treasury Bond Futures	645	September 2012	94,726,267	95,439,844	713,577
Mini MSCI EAFE Index Futures	414	September 2012	27,826,186	29,472,660	1,646,474
Russell 2000 Index Mini-Futures	72	September 2012	5,449,126	5,726,880	277,754
S&P 400 Index Mini-Futures	(134)	September 2012	(12,285,952)	(12,589,300)	(303,348)
S&P 500 Index Futures	366	September 2012	119,866,482	124,110,600	4,244,118
Total Futures Contracts					$7,315,276

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 18, 5 Year, at 5.00%; Bank of America	Sell	6/20/2017	$48,510,000	$2,079,350	($1,707,387)	$371,963
Total Credit Default Swaps					($1,707,387)	$371,963

1	As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2012, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$6,168,346
Total Equity Contracts		6,168,346
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,450,278
Total Interest Rate Contracts		1,450,278
Credit Contracts
Credit Default Swaps	Receivable/Payable - Swap agreements, at value; Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	371,963
Total Credit Contracts		371,963

Total Asset Derivatives		$7,990,587

Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	303,348
Total Equity Contracts		303,348

Total Liability Derivatives		$303,348

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/ (Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	7,140,275
Total Equity Contracts		7,140,275
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(180)
Total Foreign Exchange Contracts		(180)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	9,462,573
Total Interest Rate Contracts		9,462,573
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	2,367,793
Total Credit Contracts		2,367,793

Total		$18,970,461

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	3,983,982
Total Equity Contracts		3,983,982
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,652,537)
Total Interest Rate Contracts		(1,652,537)
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(72,577)
Total Credit Contracts		(72,577)

Total		$2,258,868

The following table presents Moderately Conservative Allocation Portfolio’s average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)
Equity Contracts	$160,875,020	7.0%	N/A	N/A	N/A	N/A
Interest Rate Contracts	319,647,493	14.0	N/A	N/A	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$312	<0.1%	N/A	N/A
Credit Contracts	N/A	N/A	N/A	N/A	$27,772,777	1.2%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Partner Small Cap Value	$23,585,482	$164,740	$—	1,273,911	$24,719,359	$164,740
Small Cap Stock	19,363,111	—	—	1,614,844	19,767,952	—
Partner Mid Cap Value	26,686,954	240,520	—	2,151,794	28,707,943	240,520
Mid Cap Stock	33,601,569	90,009	—	2,934,910	35,472,793	90,009
Partner Worldwide Allocation	68,816,746	10,025,846	—	10,578,907	82,189,647	25,846
Partner International Stock	34,849,649	1,001,700	—	3,906,101	36,068,157	1,001,700
Large Cap Value	77,563,939	1,450,184	—	7,600,011	82,661,516	1,450,184
Large Cap Stock	22,113,664	248,847	—	2,756,082	23,829,911	248,847
Equity Income Plus	10,234,741	166,609	—	1,179,786	11,034,305	166,610
High Yield	81,625,810	3,143,959	24,658	18,156,072	88,066,025	3,143,959
Income	262,194,274	5,436,087	64,111	26,516,892	276,510,196	5,436,848
Limited Maturity Bond	582,200,860	5,070,830	77,352,881	52,816,331	517,462,720	5,070,830
Thrivent Financial Securities Lending Trust	—	52,299,382	46,455,333	5,844,049	5,844,049	17,410
Total Value and Income Earned	1,242,836,799				1,232,334,573	17,057,503

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Technology Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (99.5%)	Value
Communications Equipment (7.9%)
46,838	Calix, Inc.[a,b]	$385,008
35,528	Juniper Networks, Inc.[b]	579,462
30,999	QUALCOMM, Inc.	1,726,024

	Total	2,690,494

Computers & Peripherals (16.3%)
6,293	Apple, Inc.[b]	3,675,112
20,507	EMC Corporation[b]	525,594
42,739	NetApp, Inc.[b]	1,359,955

	Total	5,560,661

Consumer Discretionary (10.6%)
5,171	Amazon.com, Inc.[b]	1,180,798
14,570	Coinstar, Inc.[a,b]	1,000,376
75,611	Pandora Media, Inc.[a,b]	821,892
931	Priceline.com, Inc.[b]	618,668

	Total	3,621,734

Electronic Equipment, Instruments & Components (5.2%)
17,531	Amphenol Corporation	962,803
54,471	RealD, Inc.[a,b]	814,886

	Total	1,777,689

Financials (2.0%)
5,165	IntercontinentalExchange, Inc.[b]	702,337

	Total	702,337

Internet Software & Services (17.3%)
30,371	21Vianet Group, Inc. ADR[b]	347,748
4,801	Equinix, Inc.[b]	843,295
31,398	Facebook, Inc.[a,b]	977,106
3,215	Google, Inc.[b]	1,864,925
35,952	Rackspace Hosting, Inc.[b]	1,579,731
15,221	Yandex NVb	289,960

	Total	5,902,765

IT Consulting & Services (4.2%)
45,278	InterXion Holding NVb	819,985
18,870	VeriFone Systems, Inc.[b]	624,408

	Total	1,444,393

Semiconductors & Semiconductor Equipment (7.8%)
18,953	Altera Corporation	641,369
12,531	Cavium, Inc.[b]	350,868
10,074	Hittite Microwave Corporation[b]	514,983
25,156	Intermolecular, Inc.[b]	194,959
29,040	Xilinx, Inc.	974,873

	Total	2,677,052

Software (20.3%)
9,224	Citrix Systems, Inc.[b]	774,263
12,927	MICROS Systems, Inc.[b]	661,862
56,144	Microsoft Corporation	1,717,445
12,557	NetSuite, Inc.[b]	687,747
48,805	Oracle Corporation	1,449,508
21,888	Rovi Corporation[b]	429,443
7,939	Salesforce.com, Inc.[b]	1,097,646
5,785	ServiceNow, Inc.[b,c]	142,311

	Total	6,960,225

Telecommunications Services (7.9%)
13,710	American Tower Corporation	958,466
18,319	SBA Communications Corporation[b]	1,045,099
26,942	TW Telecom, Inc.[b]	691,332
	Total	2,694,897

	Total Common Stock (cost $28,529,593)	34,032,247

	Collateral Held for Securities Loaned (10.8%)
3,702,075	Thrivent Financial Securities Lending Trust	3,702,075

	Total Collateral Held for Securities Loaned (cost $3,702,075)	3,702,075

	Total Investments (cost $32,231,668) 110.3%	$37,734,322

	Other Assets and Liabilities, Net (10.3%)	(3,529,645)

	Total Net Assets 100.0%	$34,204,677

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Denotes investments purchased on a when-issued or delayed delivery basis.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,416,086
Gross unrealized depreciation	(2,259,749)

Net unrealized appreciation (depreciation)	$5,156,337

Cost for federal income tax purposes	$32,577,985

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Technology Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Partner Technology Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Equipment	2,690,494	2,690,494	—	—
Computers & Peripherals	5,560,661	5,560,661	—	—
Consumer Discretionary	3,621,734	3,621,734	—	—
Electronic Equipment, Instruments & Components	1,777,689	1,777,689	—	—
Financials	702,337	702,337	—	—
Internet Software & Services	5,902,765	5,902,765	—	—
IT Consulting & Services	1,444,393	1,444,393	—	—
Semiconductors & Semiconductor Equipment	2,677,052	2,677,052	—	—
Software	6,960,225	6,960,225	—	—
Telecommunications Services	2,694,897	2,694,897	—	—
Collateral Held for Securities Loaned	3,702,075	3,702,075	—	—

Total	$37,734,322	$37,734,322	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Technology Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$3,695,344	$13,169,546	$13,162,815	3,702,075	$3,702,075	$55,765
Total Value and Income Earned	3,695,344				3,702,075	55,765

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Healthcare Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (96.9%)	Value
Biotechnology (26.1%)
22,852	Algeta ASA[a]	$655,037
28,309	Amarin Corporation plc ADR[a]	409,348
17,982	ARIAD Pharmaceuticals, Inc.[a]	309,470
4,300	Biogen Idec, Inc.[a]	620,834
14,200	Gilead Sciences, Inc.[a]	728,176
18,326	Incyte Corporation[a]	416,000
29,800	InterMune, Inc.[a]	356,110
15,800	Ironwood Pharmaceuticals, Inc.[a]	217,724
11,800	Onyx Pharmaceuticals, Inc.[a]	784,110
8,095	United Therapeutics Corporation[a]	399,731
11,107	Vertex Pharmaceuticals, Inc.[a]	621,104

	Total	5,517,644

Health Care Equipment (15.9%)
13,700	Covidien plc	732,950
16,433	Dexcom, Inc.[a]	212,972
6,178	Edwards Lifesciences Corporation[a]	638,187
23,100	EOS Imaging SAa	111,671
12,989	Given Imaging, Ltd.[a]	205,226
2,898	HeartWare International, Inc.[a]	257,342
11,800	Hologic, Inc.[a]	212,872
13,300	NxStage Medical, Inc.[a]	222,908
5,100	St. Jude Medical, Inc.	203,541
2,947	Thoratec Corporation[a]	98,960
7,762	Varian Medical Systems, Inc.[a]	471,697

	Total	3,368,326

Health Care Supplies (2.5%)
15,610	Align Technology, Inc.[a]	522,311

	Total	522,311

Life Sciences Tools & Services (1.0%)
49,987	Sequenom, Inc.[a]	202,947

	Total	202,947

Pharmaceuticals (51.4%)
37,300	Aspen Pharmacare Holdings, Ltd.[a]	574,775
910,999	CFR Pharmaceuticals SA	204,668
15,240	Elan Corporation plc ADR[a]	222,351
14,100	Eli Lilly and Company	605,031
57,493	GlaxoSmithKline plc	1,305,915
51,097	Hikma Pharmaceuticals plc[a]	522,414
40,600	Merck & Company, Inc.	1,695,050
29,000	Mylan, Inc.[a]	619,730
23,200	Novartis AG	1,297,073
6,340	Novo Nordisk A/S ADR	921,456
4,300	Perrigo Company	507,099
13,596	Pharmstandard GDR[a]	193,743
9,510	Roche Holding AG	1,642,604
5,071	Sawai Pharmaceutical Company, Ltd.[a]	545,546

	Total	10,857,455

	Total Common Stock (cost $16,861,343)	20,468,683

	Total Investments (cost $16,861,343) 96.9%	$20,468,683

	Other Assets and Liabilities, Net 3.1%	649,504

	Total Net Assets 100.0%	$21,118,187

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,132,766
Gross unrealized depreciation	(542,842)

Net unrealized appreciation (depreciation)	$3,589,924

Cost for federal income tax purposes	$16,878,759

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Healthcare Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	5,517,644	4,862,607	655,037	—
Health Care Equipment	3,368,326	3,256,655	111,671	—
Health Care Supplies	522,311	522,311	—	—
Life Sciences Tools & Services	202,947	202,947	—	—
Pharmaceuticals	10,857,455	4,764,460	6,092,995	—

Total	$20,468,683	$13,608,980	$6,859,703	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Partner Healthcare Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/ (Losses) recognized in Income
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(2,120)
Total Foreign Exchange Contracts		(2,120)

Total		($2,120)

The following table presents Partner Healthcare Portfolio’s average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Foreign Exchange Contracts	$12,623	0.1

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Natural Resources Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (96.0%)	Value
Coal & Consumable Fuels (5.1%)
48,514	Alpha Natural Resources, Inc.[a]	$422,557
51,600	Arch Coal, Inc.	355,524
31,394	Peabody Energy Corporation	769,781

	Total	1,547,862

Consumer Staples (8.8%)
29,903	Archer-Daniels-Midland Company	882,737
13,710	Bunge, Ltd.	860,165
18,695	Ingredion, Inc.	925,776

	Total	2,668,678

Financials (19.1%)
8,935	Boston Properties, Inc.	968,286
15,786	Equity Residential	984,415
48,700	Kimco Realty Corporation	926,761
6,594	Public Storage, Inc.	952,239
6,679	Simon Property Group, Inc.	1,039,653
10,960	Vornado Realty Trust	920,421

	Total	5,791,775

Integrated Oil & Gas (12.3%)
20,743	BP plc ADR	840,921
13,729	Chevron Corporation	1,448,410
9,582	Occidental Petroleum Corporation	821,848
33,226	Petroleo Brasileiro SA ADR	623,652

	Total	3,734,831

Materials (14.5%)
11,200	BHP Billiton, Ltd. ADR	731,360
14,000	Cliffs Natural Resources, Inc.	690,060
28,208	Freeport-McMoRan Copper & Gold, Inc.	961,047
12,800	Mosaic Company	700,928
15,200	Rio Tinto plc ADR	726,712
13,075	Walter Energy, Inc.	577,392

	Total	4,387,499

Oil & Gas Drilling (5.5%)
18,404	Ensco plc	864,436
55,500	Nabors Industries, Ltd.[a]	799,200

	Total	1,663,636

Oil & Gas Equipment & Services (12.8%)
15,191	Baker Hughes, Inc.	624,350
13,701	Dril-Quip, Inc.[a]	898,649
11,800	National Oilwell Varco, Inc.	760,392
13,322	Oil States International, Inc.[a]	881,916
56,800	Weatherford International, Ltd.[a]	717,384

	Total	3,882,691

Oil & Gas Exploration & Production (14.6%)
8,888	Apache Corporation	781,166
9,100	EOG Resources, Inc.	820,001
18,100	Newfield Exploration Company[a]	530,511
30,699	Plains Exploration & Production Company[a]	1,079,991
32,100	Swift Energy Company[a]	597,381
27,300	Ultra Petroleum Corporation[a]	629,811

	Total	4,438,861

Oil & Gas Refining & Marketing (3.3%)
40,800	Valero Energy Corporation	985,320

	Total	985,320

	Total Common Stock (cost $36,347,175)	29,101,153

	Total Investments (cost $36,347,175) 96.0%	$29,101,153

	Other Assets and Liabilities, Net 4.0%	1,206,076

	Total Net Assets 100.0%	$30,307,229

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,196,958
Gross unrealized depreciation	(8,442,980)

Net unrealized appreciation (depreciation)	$(7,246,022)

Cost for federal income tax purposes	$36,347,175

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Natural Resources Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Partner Natural Resources Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	1,547,862	1,547,862	—	—
Consumer Staples	2,668,678	2,668,678	—	—
Financials	5,791,775	5,791,775	—	—
Integrated Oil & Gas	3,734,831	3,734,831	—	—
Materials	4,387,499	4,387,499	—	—
Oil & Gas Drilling	1,663,636	1,663,636	—	—
Oil & Gas Equipment & Services	3,882,691	3,882,691	—	—
Oil & Gas Exploration & Production	4,438,861	4,438,861	—	—
Oil & Gas Refining & Marketing	985,320	985,320	—	—

Total	$29,101,153	$29,101,153	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (97.7%)	Value
Brazil (16.7%)
98,072	Banco Bradesco SA ADR	$1,458,331
17,521	Lojas Renner SA	489,820
22,000	Multiplan Empreendimentos Imobiliarios SA	536,719
65,500	Petroleo Brasileiro SA PREF ADR[a]	1,188,170
56,500	Souza Cruz SA	820,846
59,400	Ultrapar Participacoes SA	1,350,955
89,947	Vale SA SP PREF ADR	1,754,866

	Total	7,599,707

Chile (1.7%)
10,200	Banco Santander Chile SA ADR	790,398

	Total	790,398

China (2.7%)
961,000	PetroChina Company, Ltd.	1,243,775

	Total	1,243,775

Hong Kong (11.4%)
263,000	AIA Group, Ltd.	908,411
176,000	China Mobile, Ltd.	1,932,025
153,000	Hang Lung Group, Ltd.	946,019
43,000	Hang Lung Properties, Ltd.	147,085
82,000	Swire Pacific, Ltd., Class A	953,723
60,000	Swire Pacific, Ltd., Class B	138,475
59,500	Swire Properties, Ltd.	179,182

	Total	5,204,920

Hungary (1.9%)
5,371	Richter Gedeon Nyrt	886,410

	Total	886,410

India (12.0%)
53,390	Bharti Airtel, Ltd.	293,925
9,500	GlaxoSmithKline Pharmaceuticals, Ltd.	344,842
2,200	Grasim Industries, Ltd.	104,366
4,350	Grasim Industries, Ltd. GDR	207,922
21,000	Hero Motocorp, Ltd.	814,767
58,000	Hindustan Unilever, Ltd.	473,629
90,050	Housing Development Finance Corporation	1,061,884
30,000	ICICI Bank, Ltd.	487,295
5,000	ICICI Bank, Ltd. ADR	162,050
21,000	Infosys, Ltd.	952,039
3,900	Infosys, Ltd. ADR	175,734
12,947	Ultra Tech Cement, Ltd.	352,667
2,484	Ultra Tech Cement, Ltd. GDR	67,466

	Total	5,498,586

Indonesia (2.9%)
1,800,000	PT Astra International Tbk	1,326,958

	Total	1,326,958

Luxembourg (2.2%)
28,465	Tenaris SA ADR[a]	995,421

	Total	995,421

Malaysia (2.6%)
320,000	CIMB Group Holdings Berhad	766,841
96,500	Public Bank Berhad	419,419

	Total	1,186,260

Mexico (8.0%)
16,400	Fomento Economico Mexicano SAB de CV ADR	1,463,700
6,800	Grupo Aeroportuario del Sureste SAB de CV ADR[a]	530,876
251,128	Grupo Financiero Banorte SAB de CV ADR	1,297,838
120,300	Organizacion Soriana SAB de CVb	377,862

	Total	3,670,276

Philippines (2.7%)
5,000	Ayala Corporation	55,993
1,209,700	Ayala Land, Inc.	623,888
312,897	Bank of the Philippine Islands	556,345

	Total	1,236,226

Poland (1.8%)
18,372	Bank Pekao SA	838,011

	Total	838,011

Russia (2.9%)
23,400	Lukoil ADR	1,311,296

	Total	1,311,296

South Africa (3.8%)
30,047	Massmart Holdings, Ltd.	622,130
99,800	Truworths International, Ltd.	1,095,056

	Total	1,717,186

South Korea (5.2%)
1,670	E-Mart Company, Ltd.	366,556
2,250	Samsung Electronics Company, Ltd.	1,485,341
1,570	Samsung Electronics Company, Ltd. GDR	514,682

	Total	2,366,579

Taiwan (5.0%)
168,400	Taiwan Mobile Company, Ltd.	556,894
635,499	Taiwan Semiconductor Manufacturing Company, Ltd.[b]	1,739,657

	Total	2,296,551

Thailand (5.0%)
156,000	PTT Exploration & Production pcl	831,484
64,400	Siam Cement pcl	738,854
148,600	Siam Commercial Bank pcl	695,408

	Total	2,265,746

Turkey (5.4%)
310,833	Akbank TAS	1,139,572
17,518	BIM Birlesik Magazalar AS	723,166
151,000	Turkiye Garanti Bankasi AS	594,406

	Total	2,457,144

United Kingdom (3.8%)
17,139	SABMiller plc	693,692

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (97.7%)	Value
United Kingdom (3.8%) - continued
47,950	Standard Chartered plc	$1,041,630

	Total	1,735,322

	Total Common Stock (cost $40,194,564)	44,626,772

	Collateral Held for Securities Loaned (3.6%)
1,650,131	Thrivent Financial Securities Lending Trust	1,650,131

	Total Collateral Held for Securities Loaned (cost $1,650,131)	1,650,131

	Total Investments (cost $41,844,695) 101.3%	$46,276,903

	Other Assets and Liabilities, Net (1.3%)	(585,606)

	Total Net Assets 100.0%	$45,691,297

a	All or a portion of the security is on loan.
b	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,599,213
Gross unrealized depreciation	(3,202,287)

Net unrealized appreciation (depreciation)	$4,396,926

Cost for federal income tax purposes	$41,879,977

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Partner Emerging Markets Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	4,471,019	—	4,471,019	—
Consumer Staples	4,797,163	1,463,700	3,333,463	—
Energy	6,921,101	3,494,887	3,426,214	—
Financials	14,170,006	2,410,779	11,759,227	—
Health Care	1,231,252	—	1,231,252	—
Industrials	3,631,068	598,342	3,032,726	—
Information Technology	4,867,453	690,416	4,177,037	—
Materials	1,754,866	1,754,866	—	—
Telecommunications Services	2,782,844	—	2,782,844	—
Collateral Held for Securities Loaned	1,650,131	1,650,131	—	—

Total	$46,276,903	$12,063,121	$34,213,782	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Partner Emerging Markets Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/ (Losses) recognized in Income
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(2,059)
Total Foreign Exchange Contracts		(2,059)

Total		($2,059)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Partner Emerging Markets Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	(176)
Total Foreign Exchange Contracts		(176)

Total		($176)

The following table presents Partner Emerging Markets Portfolio’s average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Foreign Exchange Contracts	$27,775	0.1

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$—	$2,521,805	$871,674	1,650,131	$1,650,131	$27
Total Value and Income Earned	—				1,650,131	27

The accompanying Notes to Financial Statements are an integral part of this schedule.

Real Estate Securities Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (98.7%)	Value
Diversified Real Estate Activities (0.1%)
5,019	Brookfield Asset Management, Inc.	$166,129

	Total	166,129

Diversified REITS (5.9%)
13,692	American Assets Trust, Inc.	332,031
12,380	American Realty Capital Trust, Inc.	135,190
28,057	Colonial Properties Trust	621,182
62,670	Duke Realty Corporation	917,489
27,243	Liberty Property Trust	1,003,632
5,270	PS Business Parks, Inc.	356,884
2,000	Select Income REIT[a]	47,520
39,350	Vornado Realty Trust	3,304,613
10,515	Washington Real Estate Investment Trust	299,152

	Total	7,017,693

Hotels, Resorts & Cruise Lines (0.9%)
1,908	Gaylord Entertainment Company[a]	73,572
4,000	Hyatt Hotels Corporation[a]	148,640
3,500	Marriott International, Inc.	137,200
13,626	Starwood Hotels & Resorts Worldwide, Inc.	722,723

	Total	1,082,135

Industrial REITS (4.5%)
59,616	DCT Industrial Trust, Inc.	375,581
8,624	EastGroup Properties, Inc.	459,659
14,246	First Industrial Realty Trust, Inc.[a]	179,784
11,126	First Potomac Realty Trust	130,953
125,273	Prologis, Inc.	4,162,822
5,450	STAG Industrial, Inc.	79,461

	Total	5,388,260

Mortgage REITS (0.1%)
3,584	Colony Financial, Inc.	62,003
4,040	CreXus Investment Corporation	41,087

	Total	103,090

Office REITS (15.3%)
16,462	Alexandria Real Estate Equities, Inc.	1,197,117
30,662	BioMed Realty Trust, Inc.	572,766
47,924	Boston Properties, Inc.	5,193,524
44,380	Brandywine Realty Trust	547,649
9,455	CommonWealth REIT	180,780
5,646	Coresite Realty Corporation	145,780
9,807	Corporate Office Properties Trust	230,562
33,668	Digital Realty Trust, Inc.	2,527,457
44,757	Douglas Emmett, Inc.	1,033,887
26,043	DuPont Fabros Technology, Inc.	743,788
4,879	Government Properties Income Trust	110,363
19,612	Highwoods Properties, Inc.	659,944
17,949	Hudson Pacific Properties, Inc.	312,492
23,263	Kilroy Realty Corporation	1,126,162
17,555	Lexington Realty Trust	148,691
21,305	Mack-Cali Realty Corporation	619,336
16,963	Piedmont Office Realty Trust, Inc.	291,933
33,277	SL Green Realty Corporation	2,670,146

	Total	18,312,377

Real Estate Operating Companies (0.7%)
32,357	Brookfield Office Properties, Inc.	563,659
20,743	Forest City Enterprises, Inc.[a]	302,848

	Total	866,507

Real Estate Services (0.1%)
5,000	CBRE Group, Inc.[a]	81,800

	Total	81,800

Residential REITS (19.2%)
16,103	American Campus Communities, Inc.	724,313
73,684	Apartment Investment & Management Company	1,991,679
14,159	Associated Estates Realty Corporation	211,677
29,749	AvalonBay Communities, Inc.	4,208,889
22,257	BRE Properties, Inc.	1,113,295
30,851	Camden Property Trust	2,087,687
16,676	Campus Crest Communities, Inc.	173,264
28,314	Education Realty Trust, Inc.	313,719
14,539	Equity Lifestyle Properties, Inc.	1,002,755
93,140	Equity Residential	5,808,210
10,699	Essex Property Trust, Inc.	1,646,790
10,887	Home Properties, Inc.	668,026
9,334	Mid-America Apartment Communities, Inc.	636,952
15,335	Post Properties, Inc.	750,648
4,717	Sun Communities, Inc.	208,680
58,094	UDR, Inc.	1,501,149

	Total	23,047,733

Retail REITS (25.7%)
13,863	Acadia Realty Trust	321,344
38,739	CBL & Associates Properties, Inc.	756,960
112,056	DDR Corporation	1,640,500
12,417	Equity One, Inc.	263,240
7,032	Excel Trust, Inc.	84,103
17,195	Federal Realty Investment Trust	1,789,828
104,605	General Growth Properties, Inc.	1,892,305
55,924	Glimcher Realty Trust	571,543
13,832	Inland Real Estate Corporation	115,912
92,287	Kimco Realty Corporation	1,756,222
19,197	Kite Realty Group Trust	95,793
40,166	Macerich Company	2,371,802
21,186	National Retail Properties, Inc.	599,352
5,526	Pennsylvania Real Estate Investment Trust	82,780
20,348	Ramco-Gershenson Properties Trust	255,774
1,782	Realty Income Corporation	74,434
23,692	Regency Centers Corporation	1,127,029
9,222	Retail Opportunity Investments Corporation	111,217
27,900	Retail Properties of America, Inc.	271,188
4,073	Rouse Properties, Inc.[a]	55,189
2,138	Saul Centers, Inc.	91,656
89,061	Simon Property Group, Inc.	13,863,235

The accompanying Notes to Financial Statements are an integral part of this schedule.

Real Estate Securities Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (98.7%)	Value
Retail REITS (25.7%) - continued
27,863	Tanger Factory Outlet Centers, Inc.	$893,009
14,841	Taubman Centers, Inc.	1,145,132
23,142	Weingarten Realty Investors	609,560

	Total	30,839,107

Specialized REITS (26.2%)
12,100	American Tower Corporation	845,911
26,278	Ashford Hospitality Trust, Inc.	221,524
6,227	Chatham Lodging Trust	88,922
9,233	Chesapeake Lodging Trust	158,992
44,172	CubeSmart	515,487
50,495	DiamondRock Hospitality Company	515,049
13,683	Entertainment Properties Trust	562,508
30,420	Extra Space Storage, Inc.	930,852
20,843	FelCor Lodging Trust, Inc.[a]	97,962
122,244	HCP, Inc.	5,397,073
43,494	Health Care REIT, Inc.	2,535,700
16,712	Healthcare Realty Trust, Inc.	398,414
55,647	Hersha Hospitality Trust	293,816
15,749	Hospitality Properties Trust	390,103
212,440	Host Hotels & Resorts, Inc.	3,360,801
24,640	LaSalle Hotel Properties	718,010
4,472	LTC Properties, Inc.	162,244
23,864	Medical Properties Trust, Inc.	229,572
19,461	Omega Healthcare Investors, Inc.	437,872
17,008	Pebblebrook Hotel Trust	396,456
5,465	Plum Creek Timber Company, Inc.	216,961
36,383	Public Storage, Inc.	5,254,069
10,494	Rayonier, Inc. REIT	471,181
23,180	RLJ Lodging Trust	420,253
5,792	Sabra Healthcare REIT, Inc.	99,101
22,066	Senior Housing Property Trust	492,513
3,099	Sovran Self Storage, Inc.	155,229
69,274	Strategic Hotel Capital, Inc.[a]	447,510
6,457	Summit Hotel Properties, Inc.	54,045
43,274	Sunstone Hotel Investors, Inc.[a]	475,581
79,820	Ventas, Inc.	5,038,238

	Total	31,381,949

	Total Common Stock (cost $126,729,773)	118,286,780

	Total Investments (cost $126,729,773) 98.7%	$118,286,780

	Other Assets and Liabilities, Net 1.3%	1,573,402

	Total Net Assets 100.0%	$119,860,182

a	Non-income producing security.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$16,925,518
Gross unrealized depreciation	(25,399,265)

Net unrealized appreciation (depreciation)	$(8,473,747)

Cost for federal income tax purposes	$126,760,527

The accompanying Notes to Financial Statements are an integral part of this schedule.

Real Estate Securities Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified Real Estate Activities	166,129	166,129	—	—
Diversified REITS	7,017,693	7,017,693	—	—
Hotels, Resorts & Cruise Lines	1,082,135	1,082,135	—	—
Industrial REITS	5,388,260	5,388,260	—	—
Mortgage REITS	103,090	103,090	—	—
Office REITS	18,312,377	18,312,377	—	—
Real Estate Operating Companies	866,507	866,507	—	—
Real Estate Services	81,800	81,800	—	—
Residential REITS	23,047,733	23,047,733	—	—
Retail REITS	30,839,107	30,839,107	—	—
Specialized REITS	31,381,949	31,381,949	—	—

Total	$118,286,780	$118,286,780	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Utilities Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (95.1%)	Value
Alternative Carriers (3.7%)
4,950	Lumos Networks Corporation	$46,777
16,807	TW Telecom, Inc.[a]	431,268

	Total	478,045

Consumer Discretionary (6.2%)
13,255	Comcast Corporation	423,763
4,633	Time Warner Cable, Inc.	380,369

	Total	804,132

Electric Utilities (31.6%)
4,700	American Electric Power Company, Inc.	187,530
9,275	Cleco Corporation	387,973
4,356	Edison International, Inc.	201,247
13,728	Exelon Corporation	516,448
10,200	FirstEnergy Corporation	501,738
12,100	IDACORP, Inc.	509,168
4,717	ITC Holdings Corporation	325,049
2,916	NextEra Energy, Inc.	200,650
28,740	NV Energy, Inc.	505,249
28,784	PNM Resources, Inc.	562,439
6,100	PPL Corporation	169,641

	Total	4,067,132

Gas Utilities (6.5%)
9,000	Laclede Group, Inc.	358,290
10,953	Southwest Gas Corporation	478,098

	Total	836,388

Independent Power Producers & Energy Traders (7.6%)
12,501	AES Corporation[a]	160,388
27,975	Calpine Corporation[a]	461,867
20,800	NRG Energy, Inc.[a]	361,088

	Total	983,343

Multi-Utilities (31.9%)
10,878	Alliant Energy Corporation	495,710
13,959	Avista Corporation	372,705
18,100	CenterPoint Energy, Inc.	374,127
21,983	CMS Energy Corporation	516,601
3,515	Dominion Resources, Inc.	189,810
6,669	DTE Energy Company	395,672
19,300	NiSource, Inc.	477,675
6,521	OGE Energy Corporation	337,723
8,100	PG&E Corporation	366,687
5,200	Public Service Enterprise Group, Inc.	169,000
2,900	Sempra Energy	199,752
7,378	Xcel Energy, Inc.	209,609

	Total	4,105,071

Water Utilities (3.1%)
11,487	American Water Works Company, Inc.	393,774

	Total	393,774

Wireless Telecommunication Services (4.5%)
4,950	NTELOS Holdings Corporation	93,307
8,514	SBA Communications Corporation[a]	485,724

	Total	579,031

	Total Common Stock (cost $10,839,478)	12,246,916

	Total Investments (cost $10,839,478) 95.1%	$12,246,916

	Other Assets and Liabilities, Net 4.9%	629,070

	Total Net Assets 100.0%	$12,875,986

a	Non-income producing security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,551,250
Gross unrealized depreciation	(143,812)

Net unrealized appreciation (depreciation)	$1,407,438

Cost for federal income tax purposes	$10,839,478

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Utilities Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Partner Utilities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Alternative Carriers	478,045	478,045	—	—
Consumer Discretionary	804,132	804,132	—	—
Electric Utilities	4,067,132	4,067,132	—	—
Gas Utilities	836,388	836,388	—	—
Independent Power Producers & Energy Traders	983,343	983,343	—	—
Multi-Utilities	4,105,071	4,105,071	—	—
Water Utilities	393,774	393,774	—	—
Wireless Telecommunication Services	579,031	579,031	—	—

Total	$12,246,916	$12,246,916	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (96.1%)	Value
Consumer Discretionary (16.2%)
25,890	Aeropostale, Inc.[a]	$461,619
15,390	Ann, Inc.[a]	392,291
13,030	Arctic Cat, Inc.[a]	476,377
38,670	BJ’s Restaurants, Inc.[a]	1,469,460
71,962	Bravo Brio Restaurant Group, Inc.[a]	1,283,082
65,950	Bridgepoint Education, Inc.[a,b]	1,437,710
78,330	Brunswick Corporation	1,740,493
3,190	Buffalo Wild Wings, Inc.[a]	276,382
9,870	Children’s Place Retail Stores, Inc.[a]	491,822
13,720	Cracker Barrel Old Country Store, Inc.	861,616
107,840	Crocs, Inc.[a]	1,741,616
29,190	DSW, Inc.	1,587,936
37,262	Gaylord Entertainment Company[a]	1,436,823
45,560	GNC Holdings, Inc.	1,785,952
7,500	Ignite Restaurant Group, Inc.[a]	135,825
47,770	Meritage Homes Corporation[a]	1,621,314
9,640	Oxford Industries, Inc.	430,908
11,690	Red Robin Gourmet Burgers, Inc.[a]	356,662
152,050	Scientific Games Corporation[a]	1,300,027
20,160	Select Comfort Corporation[a]	421,747
134,690	Shuffle Master, Inc.[a]	1,858,722
60,140	Shutterfly, Inc.[a,b]	1,845,696
103,770	Sonic Automotive, Inc.[b]	1,418,536
62,210	Sotheby’s Holdings, Inc.	2,075,326
24,290	Stamps.com, Inc.[a]	599,234
42,410	Steven Madden, Ltd.[a]	1,346,517
58,750	Tenneco, Inc.[a]	1,575,675
86,720	Texas Roadhouse, Inc.	1,598,249
65,070	True Religion Apparel, Inc.	1,885,729
6,340	Ulta Salon Cosmetics & Fragrance, Inc.	592,029
31,260	Vera Bradley, Inc.[a,b]	658,961
18,420	Vitamin Shoppe, Inc.[a]	1,011,811

	Total	36,176,147

Consumer Staples (2.8%)
13,070	B&G Foods, Inc.	347,662
1,740	Boston Beer Company, Inc.[a,b]	210,540
30,420	Hain Celestial Group, Inc.[a]	1,674,317
8,320	Susser Holdings Corporation[a]	309,254
13,150	TreeHouse Foods, Inc.[a]	819,113
52,260	United Natural Foods, Inc.[a]	2,866,984

	Total	6,227,870

Energy (5.8%)
58,370	Carrizo Oil & Gas, Inc.[a]	1,372,279
96,040	Comstock Resources, Inc.[a]	1,576,977
29,560	Dril-Quip, Inc.[a]	1,938,840
44,020	Energy XXI, Ltd.	1,377,386
7,560	GeoResources, Inc.[a]	276,772
5,640	Gulfmark Offshore, Inc.[a]	191,985
52,920	Gulfport Energy Corporation[a]	1,091,740
245,200	Hercules Offshore, Inc.[a]	868,008
202,890	Kodiak Oil & Gas Corporation[a,b]	1,665,727
2,670	Lufkin Industries, Inc.	145,034
43,720	Rex Energy Corporation[a]	490,101
53,870	Stone Energy Corporation[a]	1,365,066
30,410	Swift Energy Company[a]	565,930

	Total	12,925,845

Financials (8.1%)
59,320	Alterra Capital Holdings, Ltd.	1,385,122
47,856	Bank of the Ozarks, Inc.	1,439,508
63,130	Colonial Properties Trust	1,397,698
109,800	CubeSmart	1,281,366
188,970	Education Realty Trust, Inc.	2,093,788
62,900	Equity One, Inc.	1,333,480
7,270	iShares Russell 2000 Growth Index Fund[b]	664,987
65,850	LaSalle Hotel Properties	1,918,869
56,470	MarketAxess Holdings, Inc.	1,504,361
14,080	ProAssurance Corporation	1,254,387
14,210	Signature Bank[a]	866,384
10,050	Sovran Self Storage, Inc.	503,405
7,640	Sun Communities, Inc.	337,994
46,370	Texas Capital Bancshares, Inc.[a]	1,872,884
17,570	Umpqua Holdings Corporation	231,221

	Total	18,085,454

Health Care (18.9%)
14,920	ABIOMED, Inc.[a,b]	340,474
81,030	Acadia Healthcare Company, Inc.[a,b]	1,421,266
20,710	Air Methods Corporation[a]	2,034,758
159,364	Akorn, Inc.[a]	2,513,170
54,860	Align Technology, Inc.[a]	1,835,616
7,320	Analogic Corporation	453,840
95,300	ARIAD Pharmaceuticals, Inc.[a]	1,640,113
27,700	ArthroCare Corporation[a]	811,056
65,650	Bruker Corporation[a]	873,801
26,330	Catalyst Health Solutions, Inc.[a]	2,460,275
44,180	Cepheid, Inc.[a]	1,977,055
8,040	Computer Programs and Systems, Inc.	460,049
44,870	Cubist Pharmaceuticals, Inc.[a]	1,701,022
12,350	Cyberonics, Inc.[a]	555,009
72,920	Endologix, Inc.[a]	1,125,885
58,270	Incyte Corporation[a,b]	1,322,729
40,170	Integra LifeSciences Holdings Corporation[a]	1,493,521
26,920	IPC The Hospitalist Company, Inc.[a]	1,220,014
17,910	Jazz Pharmaceuticals, Inc.[a]	806,129
3,650	Luminex Corporation[a]	89,388
20,260	Medivation, Inc.[a]	1,851,764
16,960	Molina Healthcare, Inc.[a]	397,882
18,690	Onyx Pharmaceuticals, Inc.[a]	1,241,950
5,990	Optimer Pharmaceuticals, Inc.[a,b]	92,965
8,510	Orthofix International NVa	351,038
12,800	PAREXEL International Corporation[a]	361,344
25,000	Pharmacyclics, Inc.[a,b]	1,365,250
75,400	PSS World Medical, Inc.[a]	1,582,646
5,390	QLT, Inc.[a]	41,072
64,260	Questcor Pharmaceuticals, Inc.[a,b]	3,421,202
26,390	Salix Pharmaceuticals, Ltd.[a]	1,436,672
19,430	Sirona Dental Systems, Inc.[a]	874,544
20,440	Spectrum Pharmaceuticals, Inc.[a]	318,046

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (96.1%)	Value
Health Care (18.9%) - continued
10,590	SXC Health Solutions Corporation[a,b]	$1,050,634
27,540	VCA Antech, Inc.[a]	605,329
35,790	VIVUS, Inc.[a]	1,021,447
18,370	Wellcare Health Plans, Inc.[a]	973,610

	Total	42,122,565

Industrials (16.8%)
136,590	Avis Budget Group, Inc.[a]	2,076,168
53,350	Belden, Inc.	1,779,223
34,670	Chart Industries, Inc.[a]	2,383,909
46,370	Clean Harbors, Inc.[a]	2,616,195
64,560	Colfax Corporation[a]	1,779,919
30,720	Copa Holdings SA	2,533,786
13,210	EnPro Industries, Inc.[a]	493,658
6,560	ESCO Technologies, Inc.	239,046
41,500	Genesee & Wyoming, Inc.[a]	2,192,860
67,220	Healthcare Services Group, Inc.	1,302,724
52,010	Herman Miller, Inc.	963,225
79,820	Hexcel Corporation[a]	2,058,558
12,590	Hub Group, Inc.[a]	455,758
29,720	Huron Consulting Group, Inc.[a]	940,638
15,930	Kforce, Inc.[a]	214,418
8,050	Middleby Corporation[a]	801,860
42,590	Old Dominion Freight Line, Inc.[a]	1,843,721
21,310	On Assignment, Inc.[a]	340,108
3,560	RBC Bearings, Inc.[a]	168,388
4,203	Robbins & Myers, Inc.	175,769
49,660	Shaw Group, Inc.[a]	1,356,215
62,830	Titan International, Inc.[b]	1,541,220
30,040	Triumph Group, Inc.	1,690,351
113,610	TrueBlue, Inc.[a]	1,758,683
137,670	US Airways Group, Inc.[a,b]	1,835,141
32,220	WESCO International, Inc.[a]	1,854,261
52,926	Woodward, Inc.	2,087,401

	Total	37,483,203

Information Technology (22.5%)
51,070	ADTRAN, Inc.	1,541,803
53,070	Allot Communications, Ltd.[a]	1,478,530
10,930	ANSYS, Inc.[a]	689,792
63,040	Bankrate, Inc.[a,b]	1,159,306
11,320	Bottomline Technologies, Inc.[a]	204,326
64,540	Broadsoft, Inc.[a,b]	1,869,078
81,510	Cardtronics, Inc.[a]	2,462,417
66,480	Cavium, Inc.[a,b]	1,861,440
97,730	Cirrus Logic, Inc.[a]	2,920,172
45,540	Cognex Corporation	1,441,341
6,610	Coherent, Inc.[a]	286,213
34,960	CommVault Systems, Inc.[a]	1,732,967
24,350	Concur Technologies, Inc.[a]	1,658,235
60,830	DealerTrack Holdings, Inc.[a]	1,831,591
12,290	Diodes, Inc.[a]	230,683
22,810	Electronics for Imaging, Inc.[a]	370,663
10,130	Ellie Mae, Inc.[a]	182,340
105,920	Fairchild Semiconductor International, Inc.[a]	1,493,472
95,470	Finisar Corporation[a]	1,428,231
32,890	GSI Group, Inc.[a]	376,919
29,620	Guidewire Software, Inc.[a,b]	832,914
58,746	Heartland Payment Systems, Inc.	1,767,080
1,660	Hittite Microwave Corporation[a]	84,859
12,510	Imperva, Inc.[a]	360,538
2,240	Infoblox, Inc.[a]	51,363
27,950	IPG Photonics Corporation[a]	1,218,341
71,320	Kenexa Corporation[a]	2,070,420
2,890	Liquidity Services, Inc.[a]	147,939
8,950	Manhattan Associates, Inc.[a]	409,105
20,770	MAXIMUS, Inc.	1,074,848
6,510	Monolithic Power Systems, Inc.[a]	129,354
68,088	NETGEAR, Inc.[a]	2,349,717
30,760	OCZ Technology Group, Inc.[a,b]	163,028
29,810	OSI Systems, Inc.[a]	1,888,165
37,140	Plexus Corporation[a]	1,047,348
49,760	Power Integrations, Inc.	1,856,048
10,320	Procera Networks, Inc.[a]	250,879
55,610	QLIK Technologies, Inc.[a]	1,230,093
8,650	Radware, Inc.[a]	331,209
62,360	Semtech Corporation[a]	1,516,595
8,650	Synchronoss Technologies, Inc.[a]	159,766
48,200	Tangoe, Inc.[a]	1,027,142
95,300	Teradyne, Inc.[a]	1,339,918
8,810	Tyler Technologies, Inc.[a]	355,484
13,910	Ultimate Software Group, Inc.[a]	1,239,659
60,400	Ultratech, Inc.[a]	1,902,600

	Total	50,023,931

Materials (4.1%)
55,090	Allied Nevada Gold Corporation[a]	1,563,454
218,990	Boise, Inc.	1,440,954
24,100	Carpenter Technology Corporation	1,152,944
91,780	Chemtura Corporation[a]	1,330,810
4,160	Domtar Corporation	319,114
16,770	KapStone Paper and Packaging Corporation[a]	265,804
164,210	Louisiana-Pacific Corporation[a]	1,786,605
9,890	LSB Industries, Inc.[a]	305,700
37,400	Methanex Corporation	1,041,216

	Total	9,206,601

Telecommunications Services (0.8%)
10,190	AboveNet, Inc.[a]	855,960
49,670	Cogent Communications Group, Inc.[a]	956,148

	Total	1,812,108

Utilities (0.1%)
5,882	Artesian Resources Corporation	126,698

	Total	126,698

	Total Common Stock (cost $190,429,977)	214,190,422

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Collateral Held for Securities Loaned (10.1%)	Value
22,565,603	Thrivent Financial Securities Lending Trust	$22,565,603

	Total Collateral Held for Securities Loaned (cost $22,565,603)	22,565,603

	Total Investments (cost $212,995,580) 106.2%	$236,756,025

	Other Assets and Liabilities, Net (6.2%)	(13,852,896)

	Total Net Assets 100.0%	$222,903,129

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$30,339,834
Gross unrealized depreciation	(7,327,585)

Net unrealized appreciation (depreciation)	$23,012,249

Cost for federal income tax purposes	$213,743,776

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Partner Small Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	36,176,147	36,176,147	—	—
Consumer Staples	6,227,870	6,227,870	—	—
Energy	12,925,845	12,925,845	—	—
Financials	18,085,454	18,085,454	—	—
Health Care	42,122,565	42,122,565	—	—
Industrials	37,483,203	37,483,203	—	—
Information Technology	50,023,931	50,023,931	—	—
Materials	9,206,601	9,206,601	—	—
Telecommunications Services	1,812,108	1,812,108	—	—
Utilities	126,698	126,698	—	—
Collateral Held for Securities Loaned	22,565,603	22,565,603	—	—

Total	$236,756,025	$236,756,025	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$20,479,131	$64,735,284	$62,648,812	22,565,603	$22,565,603	$89,194
Total Value and Income Earned	20,479,131				22,565,603	89,194

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (96.7%)	Value
Consumer Discretionary (13.9%)
208,500	Aaron’s, Inc.	$5,902,635
34,400	Ascent Capital Group, Inc., LLC[a]	1,780,200
53,500	CSS Industries, Inc.	1,099,425
114,800	Dorman Products, Inc.[a]	2,880,332
100,000	Drew Industries, Inc.[a]	2,785,000
60,000	Ethan Allen Interiors, Inc.[b]	1,195,800
130,400	Fifth & Pacific Companies, Inc.[a]	1,399,192
86,300	Fred’s, Inc.	1,319,527
96,000	Haverty Furniture Companies, Inc.	1,072,320
42,000	Hooker Furniture Corporation	495,180
68,000	M/I Homes, Inc.[a]	1,177,760
97,700	MarineMax, Inc.[a]	929,127
56,500	Matthews International Corporation	1,835,685
74,600	Men’s Wearhouse, Inc.	2,099,244
106,600	Meritage Homes Corporation[a]	3,618,004
212,000	Orient-Express Hotels, Ltd.[a]	1,774,440
150,000	Shiloh Industries, Inc.	1,725,000
62,100	Stanley Furniture Company, Inc.[a]	247,779
161,000	Stein Mart, Inc.[a]	1,279,950
28,200	Steven Madden, Ltd.[a]	895,350

	Total	35,511,950

Consumer Staples (0.6%)
245,000	Alliance One International, Inc.[a,b]	847,700
28,300	Nash Finch Company	607,884

	Total	1,455,584

Energy (3.8%)
8,800	Atwood Oceanics, Inc.[a]	332,992
7,900	Carbo Ceramics, Inc.[b]	606,167
93,000	Cloud Peak Energy, Inc.[a]	1,572,630
89,000	Gulf Island Fabrication, Inc.	2,510,690
213,000	Hercules Offshore, Inc.[a]	754,020
53,000	Lone Pine Resources, Inc.[a]	145,750
45,100	Overseas Shipholding Group, Inc.[b]	501,061
71,700	Swift Energy Company[a]	1,334,337
243,100	Teekay Tankers, Ltd.[b]	1,108,536
122,700	Tetra Technologies, Inc.[a]	874,851

	Total	9,741,034

Financials (24.6%)
78,100	Alterra Capital Holdings, Ltd.	1,823,635
204,000	Ares Capital Corporation	3,255,840
33,100	Assured Guaranty, Ltd.	466,710
188,000	CBL & Associates Properties, Inc.	3,673,520
329,900	Cedar Realty Trust, Inc.	1,665,995
391,000	CoBiz Financial, Inc.	2,447,660
69,900	Columbia Banking System, Inc.	1,315,518
35,000	Compass Diversified Trust[b]	488,600
132,800	Cousins Properties, Inc.	1,029,200
108,800	East West Bancorp, Inc.	2,552,448
48,500	Employers Holdings, Inc.	874,940
77,500	First Potomac Realty Trust	912,175
89,000	Glacier Bancorp, Inc.	1,378,610
90,900	Golub Capital BDC, Inc.[b]	1,371,681
66,900	Hatteras Financial Corporation	1,913,340
190,000	Hercules Technology Growth Capital, Inc.	2,154,600
86,200	Home Bancshares, Inc.	2,635,996
26,900	iShares Russell 2000 Value Index Fund	1,893,491
56,400	JMP Group, Inc.	348,552
57,100	Kilroy Realty Corporation	2,764,211
325,027	Kite Realty Group Trust	1,621,885
86,000	LaSalle Hotel Properties	2,506,040
2,600	Markel Corporation[a]	1,148,420
103,000	Meadowbrook Insurance Group, Inc.	905,370
76,200	National Interstate Corporation	2,026,158
17,000	Potlatch Corporation	542,980
69,300	ProAssurance Corporation	6,173,937
101,200	Radian Group, Inc.[b]	332,948
164,700	Redwood Trust, Inc.	2,055,456
130,000	Safeguard Scientifics, Inc.[a]	2,012,400
114,000	Sandy Spring Bancorp, Inc.	2,052,000
75,900	SeaBright Holdings, Inc.	674,751
18,000	Stifel Financial Corporation[a]	556,200
53,000	SVB Financial Group[a]	3,112,160
63,000	Wintrust Financial Corporation	2,236,500

	Total	62,923,927

Health Care (5.3%)
6,800	Atrion Corporation	1,393,864
842,100	Lexicon Pharmaceuticals, Inc.[a,b]	1,894,725
32,500	National Healthcare Corporation[b]	1,469,975
110,500	Owens & Minor, Inc.	3,384,615
90,500	Triple-S Management Corporation[a]	1,654,340
67,700	Vanguard Health Systems, Inc.[a]	601,853
61,100	West Pharmaceutical Services, Inc.	3,084,939

	Total	13,484,311

Industrials (24.3%)
60,600	A.O. Smith Corporation	2,962,734
95,000	Aegion Corporation[a]	1,699,550
87,100	Alaska Air Group, Inc.[a]	3,126,890
38,700	Applied Industrial Technologies, Inc.	1,426,095
24,300	Astec Industries, Inc.[a]	745,524
148,000	Beacon Roofing Supply, Inc.[a]	3,732,560
57,000	Belden, Inc.	1,900,950
27,100	Cascade Corporation	1,275,055
35,700	Circor International, Inc.	1,217,013
87,200	Comfort Systems USA, Inc.	873,744
70,000	Dolan Company[a]	471,100
17,400	Franklin Electric Company, Inc.	889,662
22,800	FTI Consulting, Inc.[a]	655,500
63,000	G & K Services, Inc.	1,964,970
84,400	Genesee & Wyoming, Inc.[a]	4,459,696
107,100	Gibraltar Industries, Inc.[a]	1,111,698
106,000	Greenbrier Companies, Inc.[a]	1,863,480
41,200	Hub Group, Inc.[a]	1,491,440
54,300	IDEX Corporation	2,116,614
49,000	Kaman Corporation	1,516,060
95,800	Kforce, Inc.[a]	1,289,468
75,600	Kirby Corporation[a]	3,559,248
130,000	Kratos Defense & Security Solutions, Inc.[a]	759,200
114,000	McGrath Rentcorp	3,021,000
41,500	Mine Safety Appliances Company	1,669,960

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (96.7%)	Value
Industrials (24.3%) - continued
120,000	Navigant Consulting, Inc.[a]	$1,516,800
48,100	Nordson Corporation	2,467,049
13,900	RBC Bearings, Inc.[a]	657,470
71,500	Robbins & Myers, Inc.	2,990,130
26,100	Sterling Construction Company, Inc.[a]	266,742
44,100	Sun Hydraulics Corporation[b]	1,071,189
28,400	Universal Forest Products, Inc.	1,107,032
80,900	Universal Truckload Services, Inc.	1,223,612
94,000	Vitran Corporation, Inc.[a]	564,000
65,300	Waste Connections, Inc.	1,953,776
65,400	Woodward, Inc.	2,579,376

	Total	62,196,387

Information Technology (9.4%)
69,812	Accelrys, Inc.[a]	564,779
135,000	Advanced Energy Industries, Inc.[a]	1,811,700
36,500	ATMI, Inc.[a]	750,805
137,500	Brooks Automation, Inc.	1,298,000
24,500	Cabot Microelectronics Corporation	715,645
30,300	Cognex Corporation	958,995
59,100	Cohu, Inc.	600,456
125,000	Electro Rent Corporation	2,028,750
66,900	Electro Scientific Industries, Inc.	790,758
160,300	Intevac, Inc.[a]	1,205,456
16,800	Littelfuse, Inc.	955,752
3,714	MaxLinear, Inc.[a]	18,422
89,000	Methode Electronics, Inc.	757,390
69,600	Monotype Imaging Holdings, Inc.[a]	1,167,192
40,500	Newport Corporation[a]	486,810
112,000	Progress Software Corporation[a]	2,337,440
85,400	RealNetworks, Inc.	737,856
156,000	ShoreTel, Inc.[a]	683,280
316,000	Sonus Networks, Inc.[a]	679,400
66,500	Synnex Corporation[a]	2,293,585
75,600	Teradyne, Inc.[a]	1,062,936
66,200	Xyratex, Ltd.	748,722
79,500	Zygo Corporation[a]	1,419,870

	Total	24,073,999

Materials (9.1%)
39,300	AMCOL International Corporation	1,112,583
74,000	AptarGroup, Inc.	3,777,700
25,900	Carpenter Technology Corporation	1,239,056
82,800	Clearwater Paper Corporation[a]	2,825,136
120,200	Franco-Nevada Corporation[b]	2,717,811
21,300	Haynes International, Inc.	1,085,022
90,400	Innospec, Inc.[a]	2,676,744
23,600	Minerals Technologies, Inc.	1,505,208
121,000	Myers Industries, Inc.	2,076,360
310,000	North American Palladium, Ltd.[a,b]	629,300
33,000	Schnitzer Steel Industries, Inc.	924,660
15,900	Texas Industries, Inc.[b]	620,259
216,000	Wausau Paper Corporation	2,101,680

	Total	23,291,519

Telecommunications Services (0.3%)
95,000	Premiere Global Services, Inc.[a]	797,050

	Total	797,050

Utilities (5.4%)
30,300	Black Hills Corporation	974,751
99,800	Cleco Corporation	4,174,634
66,300	El Paso Electric Company	2,198,508
53,700	NorthWestern Corporation	1,970,790
51,300	PNM Resources, Inc.	1,002,402
65,400	Southwest Gas Corporation	2,854,710
25,300	Vectren Corporation	746,856

	Total	13,922,651

	Total Common Stock (cost $201,807,209)	247,398,412

	Preferred Stock (0.8%)
Financials (0.5%)
820	East West Bancorp, Inc.[c]	1,307,900

	Total	1,307,900

Health Care (0.3%)
51,400	National Healthcare Corporation, Convertible[c]	755,580

	Total	755,580

	Total Preferred Stock (cost $1,505,546)	2,063,480

	Collateral Held for Securities Loaned (3.7%)
9,560,205	Thrivent Financial Securities Lending Trust	9,560,205

	Total Collateral Held for Securities Loaned (cost $9,560,205)	9,560,205

Principal Amount	Short-Term Investments (2.2%)[d]	Value
	Nieuw Amsterdam Receivables Corporation
5,500,000	0.150%, 7/2/2012[e,f]	5,499,954

	Total Short-Term Investments (at amortized cost)	5,499,954

	Total Investments (cost $218,372,914) 103.4%	$264,522,051

	Other Assets and Liabilities, Net (3.4%)	(8,701,247)

	Total Net Assets 100.0%	$255,820,804

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2012, the value of these investments was $5,499,954 or 2.1% of total net assets.
f	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$64,212,938
Gross unrealized depreciation	(19,690,542)
Net unrealized appreciation (depreciation)	$44,522,396

Cost for federal income tax purposes	$219,999,655

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Partner Small Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	35,511,950	35,511,950	—	—
Consumer Staples	1,455,584	1,455,584	—	—
Energy	9,741,034	9,741,034	—	—
Financials	62,923,927	62,923,927	—	—
Health Care	13,484,311	13,484,311	—	—
Industrials	62,196,387	62,196,387	—	—
Information Technology	24,073,999	24,073,999	—	—
Materials	23,291,519	20,573,708	2,717,811	—
Telecommunications Services	797,050	797,050	—	—
Utilities	13,922,651	13,922,651	—	—
Preferred Stock
Financials	1,307,900	—	1,307,900	—
Health Care	755,580	755,580	—	—
Collateral Held for Securities Loaned	9,560,205	9,560,205	—	—
Short-Term Investments	5,499,954	—	5,499,954	—

Total	$264,522,051	$254,996,386	$9,525,665	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$15,559,565	$23,041,639	$29,040,999	9,560,205	$9,560,205	$84,295
Total Value and Income Earned	15,559,565				9,560,205	84,295

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (85.4%)	Value
Consumer Discretionary (13.3%)
80,100	Big Lots, Inc.[a]	$3,267,279
85,700	BJ’s Restaurants, Inc.[a]	3,256,600
90,000	Children’s Place Retail Stores, Inc.[a]	4,484,700
194,131	Foot Locker, Inc.	5,936,526
94,012	Life Time Fitness, Inc.[a]	4,372,498
128,000	Meredith Corporation[b]	4,088,320
119,300	Penn National Gaming, Inc.[a]	5,319,587
236,862	Pier 1 Imports, Inc.	3,891,643

	Total	34,617,153

Consumer Staples (2.4%)
125,537	Ingredion, Inc.	6,216,592

	Total	6,216,592

Energy (3.4%)
462,812	Petroleum Geo-Services ASA	5,656,472
173,843	Swift Energy Company[a]	3,235,218

	Total	8,891,690

Financials (21.3%)
39,096	Affiliated Managers Group, Inc.[a]	4,279,057
42,300	Allied World Assurance Company Holdings AG	3,361,581
66,400	American Campus Communities, Inc.	2,986,672
107,100	Apartment Investment & Management Company	2,894,913
97,900	Aspen Insurance Holdings, Ltd.	2,829,310
129,600	Douglas Emmett, Inc.	2,993,760
42,400	Equity Lifestyle Properties, Inc.	2,924,328
86,700	HCC Insurance Holdings, Inc.	2,722,380
44,800	Home Properties, Inc.	2,748,928
33,700	iShares Russell 2000 Index Fund[b]	2,684,205
225,236	Ocwen Financial Corporation[a]	4,229,932
243,282	Popular, Inc.[a]	4,040,914
29,800	ProAssurance Corporation	2,654,882
100,400	Protective Life Corporation	2,952,764
69,800	Tanger Factory Outlet Centers, Inc.	2,237,090
35,220	Taubman Centers, Inc.	2,717,575
118,659	Tower Group, Inc.	2,476,414
185,303	Zions Bancorporation	3,598,584

	Total	55,333,289

Health Care (7.1%)
109,500	Align Technology, Inc.[a]	3,663,870
93,842	Covance, Inc.[a]	4,490,340
134,011	Health Net, Inc.[a]	3,252,447
191,117	PSS World Medical, Inc.[a]	4,011,546
57,911	United Therapeutics Corporation[a]	2,859,645

	Total	18,277,848

Industrials (16.0%)
241,200	Actuant Corporation	6,550,992
304,468	Deluxe Corporation	7,593,432
277,704	EMCOR Group, Inc.	7,725,726
155,200	GATX Corporation	5,975,200
110,900	Landstar System, Inc.	5,735,748
273,499	Manitowoc Company, Inc.	3,199,938
176,372	Shaw Group, Inc.[a]	4,816,719

	Total	41,597,755

Information Technology (13.7%)
148,500	ADTRAN, Inc.	4,483,215
377,600	Atmel Corporation[a]	2,529,920
129,600	Cavium, Inc.[a]	3,628,800
64,600	OpenTable, Inc.[a,b]	2,907,646
174,845	Plantronics, Inc.	5,839,823
194,900	Polycom, Inc.[a]	2,050,348
6,750	ServiceNow, Inc.[a,c]	166,050
436,720	Teradyne, Inc.[a]	6,140,283
145,472	TIBCO Software, Inc.[a]	4,352,522
100,000	VeriFone Systems, Inc.[a]	3,309,000

	Total	35,407,607

Materials (3.9%)
274,400	AK Steel Holding Corporation[b]	1,610,728
64,000	Buckeye Technologies, Inc.	1,823,360
34,500	Eagle Materials, Inc.	1,288,230
62,400	H.B. Fuller Company	1,915,680
74,700	Materials Select Sector SPDR Fund	2,636,163
63,300	SunCoke Energy, Inc.[a]	927,345

	Total	10,201,506

Utilities (4.3%)
253,100	PNM Resources, Inc.	4,945,574
142,687	Southwest Gas Corporation	6,228,288

	Total	11,173,862

	Total Common Stock (cost $223,281,490)	221,717,302

	Collateral Held for Securities Loaned (4.4%)
11,411,700	Thrivent Financial Securities Lending Trust	11,411,700

	Total Collateral Held for Securities Loaned (cost $11,411,700)	11,411,700

Principal Amount	Short-Term Investments (13.6%)[d]	Value
	Federal Home Loan Bank Discount Notes
10,000,000	0.080%, 7/11/2012[e]	9,999,756
3,000,000	0.060%, 7/27/2012[e]	2,999,865
15,000,000	0.080%, 8/10/2012[e]	14,998,633
4,000,000	0.100%, 8/17/2012[e]	3,999,467
	Federal National Mortgage Association Discount Notes
1,400,000	0.121%, 7/18/2012[e,f]	1,399,916

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Short-Term Investments (13.6%)[d]	Value
	U.S. Treasury Bills
1,800,000	0.100%, 7/19/2012[e,f]	$1,799,905
	Total Short-Term Investments (at amortized cost)	35,197,542

	Total Investments (cost $269,890,732) 103.4%	$268,326,544

	Other Assets and Liabilities, Net (3.4%)	(8,827,319)

	Total Net Assets 100.0%	$259,499,225

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
f	At June 29, 2012, $3,199,821 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$18,366,859
Gross unrealized depreciation	(20,077,480)

Net unrealized appreciation (depreciation)	($1,710,621)
Cost for federal income tax purposes	$270,037,165

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	34,617,153	34,617,153	—	—
Consumer Staples	6,216,592	6,216,592	—	—
Energy	8,891,690	3,235,218	5,656,472	—
Financials	55,333,289	55,333,289	—	—
Health Care	18,277,848	18,277,848	—	—
Industrials	41,597,755	41,597,755	—	—
Information Technology	35,407,607	35,407,607	—	—
Materials	10,201,506	10,201,506	—	—
Utilities	11,173,862	11,173,862	—	—
Collateral Held for Securities Loaned	11,411,700	11,411,700	—	—
Short-Term Investments	35,197,542	—	35,197,542	—

Total	$268,326,544	$227,472,530	$40,854,014	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,462,068	1,462,068	—	—

Total Asset Derivatives	$1,462,068	$1,462,068	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	379	September 2012	$28,683,592	$30,145,660	$1,462,068
Total Futures Contracts					$1,462,068

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2012, for Small Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,462,068
Total Equity Contracts		1,462,068

Total Asset Derivatives		$1,462,068

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Small Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	1,697,376
Total Equity Contracts		1,697,376
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(1,459)
Total Foreign Exchange Contracts		(1,459)

Total		$1,695,917

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Small Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	1,023,936
Total Equity Contracts		1,023,936

Total		$1,023,936

The following table presents Small Cap Stock Portfolio’s average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Equity Contracts	$35,702,617	13.1%	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$24,526	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial
Securities Lending Trust	$2,316,500	$65,064,678	$55,969,478	11,411,700	$11,411,700	$118,231
Total Value and Income Earned	2,316,500				11,411,700	118,231

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (99.4%)	Value
Consumer Discretionary (15.4%)
14,200	American Greetings Corporation[a]	$207,604
7,100	American Public Education, Inc.[a,b]	227,200
10,700	Arbitron, Inc.	374,500
5,000	Arctic Cat, Inc.[b]	182,800
8,500	Big 5 Sporting Goods Corporation	64,260
615	Biglari Holdings, Inc.[b]	237,630
9,500	BJ’s Restaurants, Inc.[b]	361,000
5,500	Blue Nile, Inc.[a,b]	163,405
4,200	Blyth, Inc.	145,152
21,400	Boyd Gaming Corporation[a,b]	154,080
16,425	Brown Shoe Company, Inc.	212,047
35,000	Brunswick Corporation	777,700
10,450	Buckle, Inc.[a]	413,506
7,300	Buffalo Wild Wings, Inc.[b]	632,472
16,800	Cabela’s, Inc.[b]	635,208
25,500	Callaway Golf Company[a]	150,705
5,400	Capella Education Company[b]	187,704
21,000	Career Education Corporation[b]	140,490
11,500	Cato Corporation	350,290
7,225	CEC Entertainment, Inc.	262,773
9,800	Children’s Place Retail Stores, Inc.[b]	488,334
14,125	Christopher & Banks Corporation	16,667
12,300	Coinstar, Inc.[a,b]	844,518
34,900	Coldwater Creek, Inc.[b]	19,055
33,300	Corinthian Colleges, Inc.[a,b]	96,237
9,100	Cracker Barrel Old Country Store, Inc.	571,480
35,300	Crocs, Inc.[b]	570,095
10,800	Digital Generation, Inc.[b]	133,596
6,200	DineEquity, Inc.[b]	276,768
7,500	Drew Industries, Inc.[b]	208,875
12,133	E.W. Scripps Company[b]	116,598
10,250	Ethan Allen Interiors, Inc.[a]	204,282
42,000	Fifth & Pacific Companies, Inc.[b]	450,660
20,393	Finish Line, Inc.	426,418
14,550	Fred’s, Inc.	222,470
9,500	Genesco, Inc.[b]	571,425
8,900	Group 1 Automotive, Inc.	405,929
17,300	Harte-Hanks, Inc.	158,122
7,500	Haverty Furniture Companies, Inc.	83,775
12,400	Helen of Troy, Ltd.[b]	420,236
10,350	Hibbett Sports, Inc.[b]	597,299
24,500	Hillenbrand, Inc.	450,310
16,575	Hot Topic, Inc.	160,612
28,400	Iconix Brand Group, Inc.[b]	496,148
15,600	Interval Leisure Group, Inc.	296,556
10,700	iRobot Corporation[b]	237,005
17,300	Jack in the Box, Inc.[b]	482,324
10,100	JAKKS Pacific, Inc.[a]	161,701
10,962	Joseph A. Bank Clothiers, Inc.[b]	465,447
6,100	Kirkland’s, Inc.[b]	68,625
10,800	K-Swiss, Inc.[a,b]	33,264
20,300	La-Z-Boy, Inc.[b]	249,487
9,000	Lincoln Educational Services	58,500
8,500	Lithia Motors, Inc.	195,925
57,218	Live Nation Entertainment, Inc.[b]	525,261
11,000	Lumber Liquidators Holdings, Inc.[a,b]	371,690
7,400	M/I Homes, Inc.[b]	128,168
9,200	Maidenform Brands, Inc.[b]	183,264
7,800	Marcus Corporation	107,328
9,100	MarineMax, Inc.[b]	86,541
10,600	Marriott Vacations Worldwide Corporation[a,b]	328,388
20,100	Men’s Wearhouse, Inc.	565,614
11,100	Meritage Homes Corporation[b]	376,734
4,600	Monarch Casino & Resort, Inc.[b]	42,044
12,150	Monro Muffler Brake, Inc.	403,866
6,800	Movado Group, Inc.	170,136
10,600	Multimedia Games Holding Company, Inc.[b]	148,400
10,700	NutriSystem, Inc.[a]	123,692
33,900	OfficeMax, Inc.[b]	171,534
5,500	Oxford Industries, Inc.	245,850
7,200	Papa John’s International, Inc.[b]	342,504
5,200	Peet’s Coffee & Tea, Inc.[a,b]	312,208
20,700	Pep Boys - Manny, Moe & Jack	204,930
4,800	Perry Ellis International, Inc.[b]	99,600
7,700	PetMed Express, Inc.	93,632
24,400	Pinnacle Entertainment, Inc.[b]	234,728
18,612	Pool Corporation	753,042
48,100	Quiksilver, Inc.[b]	112,073
4,400	Red Robin Gourmet Burgers, Inc.[b]	134,244
24,600	Ruby Tuesday, Inc.[b]	167,526
6,200	Rue21, Inc.[b]	156,488
13,800	Ruth’s Hospitality Group, Inc.[b]	91,080
17,500	Ryland Group, Inc.	447,650
22,200	Select Comfort Corporation[b]	464,424
21,625	Shuffle Master, Inc.[b]	298,425
14,500	Skechers USA, Inc.[b]	295,365
13,700	Sonic Automotive, Inc.[a]	187,279
23,752	Sonic Corporation[b]	237,995
13,200	Spartan Motors, Inc.	69,168
11,900	Stage Stores, Inc.	218,008
5,400	Stamps.com, Inc.[b]	133,218
7,700	Standard Motor Products, Inc.	108,416
39,700	Standard Pacific Corporation[b]	245,743
10,600	Stein Mart, Inc.[b]	84,270
15,350	Steven Madden, Ltd.[b]	487,362
7,600	Sturm, Ruger & Company, Inc.[a]	305,140
9,300	Superior Industries International, Inc.	152,241
23,400	Texas Roadhouse, Inc.	431,262
10,000	True Religion Apparel, Inc.	289,800
16,400	Tuesday Morning Corporation[b]	70,356
5,800	Universal Electronic, Inc.[b]	76,386
8,500	Universal Technical Institute, Inc.	114,835
11,500	Vitamin Shoppe, Inc.[b]	631,695
7,300	VOXX International Corporation[b]	68,036
11,400	Winnebago Industries, Inc.[a,b]	116,166
19,100	Wolverine World Wide, Inc.	740,698
10,200	Zale Corporation[b]	27,438
8,600	Zumiez, Inc.[b]	340,560

	Total	29,441,770

Consumer Staples (4.7%)
34,200	Alliance One International, Inc.[b]	118,332
7,300	Andersons, Inc.	311,418
19,000	B&G Foods, Inc.	505,400
3,400	Boston Beer Company, Inc.[a,b]	411,400

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (99.4%)	Value
Consumer Staples (4.7%) - continued
5,000	Calavo Growers, Inc.[a]	$127,900
5,700	Cal-Maine Foods, Inc.	222,870
15,000	Casey’s General Stores, Inc.	884,850
16,600	Central Garden & Pet Company[b]	180,774
46,100	Darling International, Inc.[b]	760,189
8,700	Diamond Foods, Inc.[a]	155,208
17,400	Hain Celestial Group, Inc.[b]	957,696
6,400	Inter Parfums, Inc.	110,528
5,700	J & J Snack Foods Corporation	336,870
5,500	Medifast, Inc.[a,b]	108,240
4,800	Nash Finch Company	103,104
20,200	Prestige Brands Holdings, Inc.[b]	319,362
7,400	Sanderson Farms, Inc.[a]	339,068
3,600	Seneca Foods Corporation[b]	96,840
18,400	Snyders-Lance, Inc.	464,232
8,700	Spartan Stores, Inc.	157,731
14,100	TreeHouse Foods, Inc.[b]	878,289
19,100	United Natural Foods, Inc.[b]	1,047,826
6,370	WD-40 Company	317,290

	Total	8,915,417

Energy (4.0%)
10,400	Approach Resources, Inc.[a,b]	265,616
11,600	Basic Energy Services, Inc.[b]	119,712
14,000	Bristow Group, Inc.	569,380
23,900	Cloud Peak Energy, Inc.[b]	404,149
18,900	Comstock Resources, Inc.[b]	310,338
5,100	Contango Oil & Gas Company[b]	301,920
24,600	Exterran Holdings, Inc.[b]	313,650
7,800	GeoResources, Inc.[b]	285,558
5,700	Gulf Island Fabrication, Inc.	160,797
17,700	Gulfport Energy Corporation[b]	365,151
13,700	Hornbeck Offshore Services, Inc.[b]	531,286
50,100	ION Geophysical Corporation[b]	330,159
13,000	Lufkin Industries, Inc.	706,160
10,100	Matrix Service Company[b]	114,635
10,300	Overseas Shipholding Group, Inc.[a]	114,433
2,500	OYO Geospace Corporation[b]	224,975
12,400	PDC Energy, Inc.[b]	304,048
18,000	Penn Virginia Corporation	132,120
22,400	PetroQuest Energy, Inc.[b]	112,000
24,200	Pioneer Drilling Company[b]	192,874
8,250	SEACOR Holdings, Inc.[b]	737,385
19,200	Stone Energy Corporation[b]	486,528
16,700	Swift Energy Company[b]	310,787
30,350	Tetra Technologies, Inc.[b]	216,395

	Total	7,610,056

Financials (20.5%)
16,828	Acadia Realty Trust	390,073
7,200	Amerisafe, Inc.[b]	186,840
18,200	Bank Mutual Corporation	80,262
11,300	Bank of the Ozarks, Inc.	339,904
30,600	BBCN Bancorp, Inc.[b]	333,234
30,700	Boston Private Financial Holdings, Inc.	274,151
27,500	Brookline Bancorp, Inc.	243,375
7,900	Calamos Asset Management, Inc.	90,455
11,500	Cash America International, Inc.	506,460
22,300	Cedar Realty Trust, Inc.	112,615
5,900	City Holding Company[a]	198,771
34,500	Colonial Properties Trust	763,830
15,600	Columbia Banking System, Inc.	293,592
15,400	Community Bank System, Inc.	417,648
40,900	Cousins Properties, Inc.	316,975
34,400	CVB Financial Corporation[a]	400,760
66,067	DiamondRock Hospitality Company	673,883
10,975	Dime Community Bancshares, Inc.	145,858
10,900	EastGroup Properties, Inc.	580,970
7,900	eHealth, Inc.[b]	127,269
12,800	Employers Holdings, Inc.	230,912
8,700	Encore Capital Group, Inc.[b]	257,694
18,300	Entertainment Properties Trust	752,313
40,700	Extra Space Storage, Inc.	1,245,420
17,200	EZCORP, Inc.[b]	403,512
54,700	F.N.B. Corporation	594,589
15,600	Financial Engines, Inc.[a,b]	334,620
8,073	First Bancorp[a,b]	31,969
11,600	First Cash Financial Services, Inc.[b]	465,972
41,300	First Commonwealth Financial Corporation	277,949
22,900	First Financial Bancorp	365,942
12,350	First Financial Bankshares, Inc.[a]	426,816
29,412	First Midwest Bancorp, Inc.	322,944
13,600	Forestar Real Estate Group, Inc.[b]	174,216
28,300	Franklin Street Properties Corporation	299,414
10,600	Getty Realty Corporation	202,990
28,200	Glacier Bancorp, Inc.	436,818
12,362	Hanmi Financial Corporation[b]	129,554
30,600	Healthcare Realty Trust, Inc.	729,504
8,720	Home Bancshares, Inc.	266,657
15,700	Horace Mann Educators Corporation	274,436
8,400	Independent Bank Corporation (MA)	245,364
4,700	Infinity Property & Casualty Corporation	271,049
30,400	Inland Real Estate Corporation	254,752
15,200	Interactive Brokers Group, Inc.	223,744
15,400	Investment Technology Group, Inc.[b]	141,680
26,800	Kilroy Realty Corporation	1,297,388
25,000	Kite Realty Group Trust	124,750
33,600	LaSalle Hotel Properties	979,104
53,059	Lexington Realty Trust	449,410
11,900	LTC Properties, Inc.	431,732
20,074	Meadowbrook Insurance Group, Inc.	176,450
53,100	Medical Properties Trust, Inc.	510,822
16,100	Mid-America Apartment Communities, Inc.	1,098,664
15,800	National Financial Partners[b]	211,720
48,400	National Penn Bancshares, Inc.	463,188
4,300	Navigators Group, Inc.[b]	215,215
13,000	NBT Bancorp, Inc.	280,670
38,200	Northwest Bancshares, Inc.	447,322
37,200	Old National Bancorp	446,772
17,900	Oritani Financial Corporation	257,581
13,200	PacWest Bancorp	312,444
8,000	Parkway Properties, Inc.	91,520

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (99.4%)	Value
Financials (20.5%) - continued
21,800	Pennsylvania Real Estate Investment Trust	$326,564
13,500	Pinnacle Financial Partners, Inc.[b]	263,385
6,200	Piper Jaffray Companies[b]	145,266
6,700	Portfolio Recovery Associates, Inc.[b]	611,442
20,900	Post Properties, Inc.	1,023,055
8,400	Presidential Life Corporation	82,572
23,600	PrivateBancorp, Inc.	348,336
12,000	ProAssurance Corporation	1,069,080
46,971	Prospect Capital Corporation[a]	535,000
21,100	Provident Financial Services, Inc.	323,885
7,300	PS Business Parks, Inc.	494,356
6,600	RLI Corporation	450,120
11,100	S&T Bancorp, Inc.[a]	205,017
14,700	Sabra Healthcare REIT, Inc.	251,517
6,000	Safety Insurance Group, Inc.	243,840
4,700	Saul Centers, Inc.	201,489
21,500	Selective Insurance Group, Inc.	374,315
6,800	Simmons First National Corporation	158,100
11,400	Sovran Self Storage, Inc.	571,026
12,100	Sterling Bancorp	120,758
7,600	Stewart Information Services Corporation	116,660
21,050	Stifel Financial Corporation[b]	650,445
73,500	Susquehanna Bancshares, Inc.	757,050
11,626	SWS Group, Inc.[b]	61,966
36,400	Tanger Factory Outlet Centers, Inc.	1,166,620
14,800	Texas Capital Bancshares, Inc.[b]	597,772
3,540	Tompkins Financial Corporation	133,387
15,500	Tower Group, Inc.	323,485
36,782	Trustco Bank Corporation NY	200,830
12,700	UMB Financial Corporation	650,621
44,000	Umpqua Holdings Corporation	579,040
17,800	United Bankshares, Inc.[a]	460,664
7,475	United Community Banks, Inc.[a,b]	64,061
8,100	United Fire Group, Inc.	172,773
5,000	Universal Health Realty Income Trust	207,650
9,100	Urstadt Biddle Properties, Inc.	179,907
12,800	ViewPoint Financial Group	200,192
3,100	Virtus Investment Partners, Inc.[b]	251,100
23,500	Wilshire Bancorp, Inc.[b]	128,780
14,200	Wintrust Financial Corporation	504,100
5,412	World Acceptance Corporation[a,b]	356,110

	Total	39,194,843

Health Care (11.4%)
8,500	Abaxis, Inc.[b]	314,500
27,700	Affymetrix, Inc.[b]	129,913
4,500	Air Methods Corporation[b]	442,125
26,400	Akorn, Inc.[b]	416,328
27,100	Align Technology, Inc.[b]	906,766
3,300	Almost Family, Inc.[b]	73,722
11,833	Amedisys, Inc.[a,b]	147,321
15,600	AMN Healthcare Services, Inc.[b]	92,508
12,350	AmSurg Corporation[b]	370,253
4,900	Analogic Corporation	303,800
23,600	ArQule, Inc.[b]	139,948
9,800	Bio-Reference Laboratories, Inc.[a,b]	257,544
11,600	Cambrex Corporation[b]	109,156
7,950	Cantel Medical Corporation	216,637
20,000	Centene Corporation[b]	603,200
7,500	Chemed Corporation	453,300
4,400	Computer Programs and Systems, Inc.	251,768
11,050	CONMED Corporation	305,754
2,500	Corvel Corporation[b]	122,500
12,200	Cross Country Healthcare, Inc.[b]	53,314
10,850	CryoLife, Inc.[b]	56,745
24,700	Cubist Pharmaceuticals, Inc.[b]	936,377
9,700	Cyberonics, Inc.[b]	435,918
9,700	Emergent Biosolutions, Inc.[b]	146,955
6,500	Ensign Group, Inc.	183,755
13,197	Enzo Biochem, Inc.[b]	22,039
17,200	eResearch Technology, Inc.[b]	137,428
12,100	Gentiva Health Services, Inc.[b]	83,853
9,200	Greatbatch, Inc.[b]	208,932
9,900	Haemonetics Corporation[b]	733,689
13,300	Hanger, Inc.[b]	341,012
13,000	Healthways, Inc.[b]	103,740
4,100	Hi-Tech Pharmacal Company[b]	132,840
4,800	ICU Medical, Inc.[b]	256,224
7,800	Integra LifeSciences Holdings Corporation[b]	290,004
12,500	Invacare Corporation	192,875
6,500	IPC The Hospitalist Company, Inc.[b]	294,580
20,500	Kindred Healthcare, Inc.[b]	201,515
3,800	Landauer, Inc.	217,854
6,300	LHC Group, Inc.[b]	106,848
14,900	Luminex Corporation[b]	364,901
10,700	Magellan Health Services, Inc.[b]	485,031
21,300	Medicines Company[b]	488,622
8,700	Medidata Solutions, Inc.[b]	284,229
16,200	Meridian Bioscience, Inc.[a]	331,452
16,475	Merit Medical Systems, Inc.[b]	227,520
11,200	Molina Healthcare, Inc.[b]	262,752
17,300	Momenta Pharmaceuticals, Inc.[b]	233,896
5,000	MWI Veterinary Supply, Inc.[b]	513,850
11,500	Natus Medical, Inc.[b]	133,630
9,250	Neogen Corporation[b]	427,350
16,800	NuVasive, Inc.[b]	426,048
13,000	Omnicell, Inc.[b]	190,320
7,700	Palomar Medical Technologies, Inc.[b]	65,450
14,400	Par Pharmaceutical Companies, Inc.[b]	520,416
23,400	PAREXEL International Corporation[b]	660,582
11,600	PharMerica Corporation[b]	126,672
20,200	PSS World Medical, Inc.[b]	423,998
15,500	Quality Systems, Inc.	426,405
23,900	Questcor Pharmaceuticals, Inc.[a,b]	1,272,436
22,800	Salix Pharmaceuticals, Ltd.[b]	1,241,232
28,100	Savient Pharmaceuticals, Inc.[a,b]	15,177
19,800	Spectrum Pharmaceuticals, Inc.[a,b]	308,088
5,800	SurModics, Inc.[b]	100,340
14,200	Symmetry Medical, Inc.[b]	121,836
27,800	Viropharma, Inc.[b]	658,860

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (99.4%)	Value
Health Care (11.4%) - continued
13,300	West Pharmaceutical Services, Inc.	$671,517

	Total	21,776,150

Industrials (14.8%)
15,200	A.O. Smith Corporation	743,128
7,450	AAON, Inc.[a]	140,433
15,800	AAR Corporation	212,984
19,000	ABM Industries, Inc.	371,640
26,800	Actuant Corporation	727,888
15,500	Aegion Corporation[b]	277,295
7,200	Aerovironment, Inc.[b]	189,432
11,100	Albany International Corporation	207,681
6,000	Allegiant Travel Company[b]	418,080
3,500	American Science & Engineering, Inc.	197,575
11,000	Apogee Enterprises, Inc.	176,770
16,450	Applied Industrial Technologies, Inc.	606,182
10,000	Arkansas Best Corporation	126,000
7,900	Astec Industries, Inc.[b]	242,372
5,000	AZZ, Inc.	306,300
18,400	Barnes Group, Inc.	446,936
18,025	Belden, Inc.	601,134
20,600	Brady Corporation	566,706
19,600	Briggs & Stratton Corporation	342,804
3,400	Cascade Corporation	159,970
5,100	CDI Corporation	83,640
9,550	Ceradyne, Inc.	244,957
6,800	Circor International, Inc.	231,812
14,700	Comfort Systems USA, Inc.	147,294
3,500	Consolidated Graphics, Inc.[b]	101,675
6,200	Cubic Corporation	298,096
18,300	Curtiss-Wright Corporation	568,215
11,800	Dolan Company[b]	79,414
13,400	Dycom Industries, Inc.[b]	249,374
26,200	EMCOR Group, Inc.	728,884
7,500	Encore Wire Corporation	200,850
18,800	EnerSys[b]	659,316
8,100	EnPro Industries, Inc.[b]	302,697
10,500	ESCO Technologies, Inc.	382,620
5,300	Exponent, Inc.[b]	279,999
24,300	Federal Signal Corporation[b]	141,912
11,300	Forward Air Corporation	364,651
7,400	Franklin Electric Company, Inc.	378,362
7,400	G & K Services, Inc.	230,806
23,100	GenCorp, Inc.[b]	150,381
24,000	Geo Group, Inc.[b]	545,280
11,900	Gibraltar Industries, Inc.[b]	123,522
18,130	Griffon Corporation	155,555
26,237	Healthcare Services Group, Inc.	508,473
22,448	Heartland Express, Inc.	321,231
7,000	Heidrick & Struggles International, Inc.	122,500
14,800	Hub Group, Inc.[b]	535,760
21,500	II-VI, Inc.[b]	358,405
8,800	Insperity, Inc.	238,040
22,600	Interface, Inc.	308,038
11,300	John Bean Technologies Corporation	153,341
10,300	Kaman Corporation	318,682
12,600	Kaydon Corporation	269,514
11,200	Kelly Services, Inc.	144,592
23,150	Knight Transportation, Inc.	370,169
1,500	Lawson Products, Inc.	13,875
5,050	Lindsay Manufacturing Company[a]	327,745
6,700	Lydall, Inc.[b]	90,584
14,300	Mobile Mini, Inc.[b]	205,920
17,750	Moog, Inc.[b]	733,963
15,000	Mueller Industries, Inc.	638,850
1,900	National Presto Industries, Inc.[a]	132,563
20,400	Navigant Consulting, Inc.[b]	257,856
7,960	NCI Building Systems, Inc.[b]	86,207
18,525	Old Dominion Freight Line, Inc.[b]	801,947
17,000	On Assignment, Inc.[b]	271,320
23,200	Orbital Sciences Corporation[b]	299,744
10,700	Orion Marine Group, Inc.[b]	74,472
3,600	Powell Industries, Inc.[b]	134,496
14,375	Quanex Building Products Corporation	257,025
16,900	Resources Global Professionals	207,870
17,300	Robbins & Myers, Inc.	723,486
16,000	Simpson Manufacturing Company, Inc.	472,160
20,000	SkyWest, Inc.	130,600
5,000	Standex International Corporation	212,850
15,400	Sykes Enterprises, Inc.[b]	245,784
14,400	Teledyne Technologies, Inc.[b]	887,760
7,500	Tennant Company	299,625
24,806	Tetra Tech, Inc.[b]	646,940
11,800	Toro Company	864,822
15,200	TrueBlue, Inc.[b]	235,296
6,100	UniFirst Corporation	388,875
16,600	United Stationers, Inc.	447,370
7,800	Universal Forest Products, Inc.	304,044
8,000	Viad Corporation	160,000
7,700	Vicor Corporation	53,438
11,500	Watts Water Technologies, Inc.	383,410

	Total	28,350,264

Information Technology (18.3%)
14,000	3D Systems Corporation[a,b]	477,960
15,800	Advanced Energy Industries, Inc.[b]	212,036
5,800	Agilysys, Inc.[b]	50,286
10,900	Anixter International, Inc.	578,245
45,223	Arris Group, Inc.[b]	629,052
12,500	ATMI, Inc.[b]	257,125
11,613	Avid Technology, Inc.[b]	86,285
6,000	Badger Meter, Inc.	225,300
4,000	Bel Fuse, Inc.	70,440
22,750	Benchmark Electronics, Inc.[b]	317,362
6,900	Black Box Corporation	198,030
17,700	Blackbaud, Inc.	454,359
15,500	Blucora, Inc.[b]	190,960
14,200	Bottomline Technologies, Inc.[b]	256,310
27,100	Brightpoint, Inc.[b]	146,611
26,007	Brooks Automation, Inc.	245,506
9,000	Cabot Microelectronics Corporation	262,890
10,400	CACI International, Inc.[b]	572,208
17,300	Cardtronics, Inc.[b]	522,633
9,200	Ceva, Inc.[b]	162,012

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (99.4%)	Value
Information Technology (18.3%) - continued
15,800	Checkpoint Systems, Inc.[b]	$137,618
28,400	CIBER, Inc.[b]	122,404
25,200	Cirrus Logic, Inc.[b]	752,976
16,700	Cognex Corporation	528,555
9,600	Cohu, Inc.	97,536
17,400	CommVault Systems, Inc.[b]	862,518
13,300	comScore, Inc.[b]	218,918
7,500	Comtech Telecommunications Corporation	214,350
13,300	CSG Systems International, Inc.[b]	229,824
13,400	CTS Corporation	126,228
12,100	Cymer, Inc.[b]	713,295
14,500	Daktronics, Inc.	100,195
16,500	DealerTrack Holdings, Inc.[b]	496,815
10,100	Digi International, Inc.[b]	103,424
14,000	Digital River, Inc.[b]	232,680
14,450	Diodes, Inc.[b]	271,227
8,700	DSP Group, Inc.[b]	55,158
6,500	DTS, Inc.[b]	169,520
12,500	Ebix, Inc.[a]	249,375
9,600	Electro Scientific Industries, Inc.	113,472
34,300	Entropic Communications, Inc.[b]	193,452
12,600	EPIQ Systems, Inc.	154,350
17,600	Exar Corporation[b]	143,616
6,400	ExlService Holdings, Inc.[b]	157,696
6,600	FARO Technologies, Inc.[b]	277,728
14,900	FEI Company[b]	712,816
5,800	Forrester Research, Inc.	196,388
47,000	GT Advanced Technologies, Inc.[a,b]	248,160
46,000	Harmonic, Inc.[b]	195,960
15,300	Heartland Payment Systems, Inc.	460,224
12,300	Higher One Holdings, Inc.[a,b]	150,306
11,000	Hittite Microwave Corporation[b]	562,320
11,800	iGATE Corporation[b]	200,836
17,375	Insight Enterprises, Inc.[b]	292,421
5,700	Interactive Intelligence Group[b]	160,797
20,200	Intermec, Inc.[b]	125,240
9,100	Intevac, Inc.[b]	68,432
18,400	j2 Global, Inc.	486,128
16,700	JDA Software Group, Inc.[b]	495,823
26,600	Kopin Corporation[b]	91,504
29,000	Kulicke and Soffa Industries, Inc.[b]	258,680
9,200	Liquidity Services, Inc.[b]	470,948
8,500	Littelfuse, Inc.	483,565
18,600	Liveperson, Inc.[b]	354,516
8,400	LogMeIn, Inc.[b]	256,368
8,100	Manhattan Associates, Inc.[b]	370,251
13,300	MAXIMUS, Inc.	688,275
6,000	Measurement Specialties, Inc.[b]	195,060
12,100	Mercury Computer Systems, Inc.[b]	156,453
14,500	Methode Electronics, Inc.	123,395
19,400	Micrel, Inc.	184,882
34,400	Microsemi Corporation[b]	636,056
3,200	MicroStrategy, Inc.[b]	415,552
20,600	MKS Instruments, Inc.	595,958
11,700	Monolithic Power Systems, Inc.[b]	232,479
14,300	Monotype Imaging Holdings, Inc.[b]	239,811
6,300	MTS Systems Corporation	242,865
6,700	Nanometrics, Inc.[b]	102,912
3,100	NCI, Inc.[b]	12,555
14,800	NETGEAR, Inc.[b]	510,748
13,500	NetScout Systems, Inc.[b]	291,465
14,800	Newport Corporation[b]	177,896
12,700	Novatel Wireless, Inc.[b]	31,623
8,900	OpenTable, Inc.[a,b]	400,589
7,500	Oplink Communications, Inc.[b]	101,475
5,800	Opnet Technologies, Inc.	154,222
7,800	OSI Systems, Inc.[b]	494,052
8,250	Park Electrochemical Corporation	213,510
7,100	PC-Tel, Inc.	45,937
12,400	Perficient, Inc.[b]	139,252
9,400	Pericom Semiconductor Corporation[b]	84,600
13,700	Plexus Corporation[b]	386,340
11,100	Power Integrations, Inc.	414,030
24,350	Progress Software Corporation[b]	508,184
16,200	Pulse Electronics Corporation	31,914
10,000	QuinStreet, Inc.[b]	92,600
9,000	RadiSys Corporation[b]	56,520
11,200	Rofin-Sinar Technologies, Inc.[b]	212,016
6,400	Rogers Corporation[b]	253,504
6,900	Rubicon Technology, Inc.[a,b]	70,380
12,500	Rudolph Technologies, Inc.[b]	109,000
10,800	ScanSource, Inc.[b]	330,912
12,700	Sigma Designs, Inc.[b]	81,026
11,400	Sourcefire, Inc.[b]	585,960
8,700	Standard Microsystems Corporation[b]	320,943
16,100	STR Holdings, Inc.[a,b]	73,416
8,300	Stratasys, Inc.[b]	411,265
10,800	Super Micro Computer, Inc.[b]	171,288
4,800	Supertex, Inc.[b]	90,480
16,450	Symmetricom, Inc.[b]	98,536
12,900	Synaptics, Inc.[a,b]	369,327
10,600	Synchronoss Technologies, Inc.[b]	195,782
10,200	Synnex Corporation[b]	351,798
35,150	Take-Two Interactive Software, Inc.[b]	332,519
9,900	TeleTech Holdings, Inc.[b]	158,400
20,400	Tessera Technologies, Inc.	313,548
65,300	TriQuint Semiconductor, Inc.[b]	359,150
20,100	TTM Technologies, Inc.[b]	189,141
9,700	Tyler Technologies, Inc.[b]	391,395
10,300	Ultratech, Inc.[b]	324,450
35,400	United Online, Inc.	149,388
11,200	VASCO Data Security International, Inc.[b]	91,616
15,200	Veeco Instruments, Inc.[a,b]	522,272
16,800	Viasat, Inc.[b]	634,536
7,300	Virtusa Corporation[b]	97,455
9,800	Volterra Semiconductor Corporation[b]	229,810
14,800	Websense, Inc.[b]	277,204
10,700	XO Group, Inc.[b]	94,909

	Total	35,132,859

Materials (5.6%)
11,600	A. Schulman, Inc.	230,260
6,600	A.M. Castle & Company[b]	70,092
43,500	AK Steel Holding Corporation[a]	255,345

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (99.4%)	Value
Materials (5.6%) - continued
9,900	AMCOL International Corporation	$280,269
9,100	American Vanguard Corporation	241,969
11,500	Balchem Corporation	375,015
15,500	Buckeye Technologies, Inc.	441,595
22,300	Calgon Carbon Corporation[b]	317,106
21,300	Century Aluminum Company[b]	156,129
9,000	Clearwater Paper Corporation[b]	307,080
4,300	Deltic Timber Corporation	262,214
17,700	Eagle Materials, Inc.	660,918
25,000	Globe Specialty Metals, Inc.	335,750
19,300	H.B. Fuller Company	592,510
3,600	Hawkins, Inc.[a]	137,448
4,800	Haynes International, Inc.	244,512
24,000	Headwaters, Inc.[b]	123,600
8,500	Innophos Holdings, Inc.	479,910
6,300	Kaiser Aluminum Corporation	326,592
15,300	KapStone Paper and Packaging Corporation[b]	242,505
8,100	Koppers Holdings, Inc.	275,400
12,600	Kraton Performance Polymers, Inc.[b]	276,066
7,300	LSB Industries, Inc.[b]	225,643
8,000	Materion Corporation	184,240
13,163	Myers Industries, Inc.	225,877
6,300	Neenah Paper, Inc.	168,147
3,600	Olympic Steel, Inc.	59,112
12,700	OM Group, Inc.[b]	241,300
35,000	PolyOne Corporation	478,800
5,100	Quaker Chemical Corporation	235,671
11,900	RTI International Metals, Inc.[b]	269,297
6,300	Schweitzer-Mauduit International, Inc.	429,282
3,300	Stepan Company	310,794
27,527	SunCoke Energy, Inc.[b]	403,271
11,000	Texas Industries, Inc.[a]	429,110
9,200	Tredegar Corporation	133,952
19,400	Wausau Paper Corporation	188,762
8,650	Zep, Inc.	118,764

	Total	10,734,307

Telecommunications Services (0.5%)
3,700	Atlantic Tele-Network, Inc.	124,801
12,100	Cbeyond, Inc.[b]	81,917
77,200	Cincinnati Bell, Inc.[b]	287,184
12,900	General Communication, Inc.[b]	107,199
5,900	Lumos Networks Corporation	55,755
12,400	Neutral Tandem, Inc.[b]	163,432
5,900	NTELOS Holdings Corporation	111,215
8,800	USA Mobility, Inc.	113,168

	Total	1,044,671

Utilities (4.2%)
12,933	ALLETE, Inc.	540,599
7,450	American States Water Company	294,871
23,000	Avista Corporation	614,100
5,900	CH Energy Group, Inc.	387,571
15,700	El Paso Electric Company	520,612
8,800	Laclede Group, Inc.	350,328
16,250	New Jersey Resources Corporation	708,663
10,500	Northwest Natural Gas Company	499,800
14,200	NorthWestern Corporation	521,140
28,400	Piedmont Natural Gas Company, Inc.[a]	914,196
11,900	South Jersey Industries, Inc.	606,543
18,100	Southwest Gas Corporation	790,065
19,866	UIL Holdings Corporation	712,395
16,100	UNS Energy Corporation	618,401

	Total	8,079,284

	Total Common Stock (cost $154,399,901)	190,279,621

	Collateral Held for Securities Loaned (7.4%)
14,186,996	Thrivent Financial Securities Lending Trust	14,186,996

	Total Collateral Held for Securities Loaned (cost $14,186,996)	14,186,996

Principal Amount	Short-Term Investments (0.2%)[c]
	Federal National Mortgage Association Discount Notes
150,000	0.110%, 7/18/2012[d,e]	149,992
	U.S. Treasury Bills
200,000	0.100%, 7/19/2012[d,e]	199,990

	Total Short-Term Investments (at amortized cost)	349,982

	Total Investments (cost $168,936,879) 107.0%	$204,816,599

	Other Assets and Liabilities, Net (7.0%)	(13,363,964)

	Total Net Assets 100.0%	$191,452,635

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e	At June 29, 2012, $349,982 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$52,058,073
Gross unrealized depreciation	(21,029,110)

Net unrealized appreciation (depreciation)	$31,028,963

Cost for federal income tax purposes	$173,787,636

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	29,441,770	29,441,770	—	—
Consumer Staples	8,915,417	8,915,417	—	—
Energy	7,610,056	7,610,056	—	—
Financials	39,194,843	39,194,843	—	—
Health Care	21,776,150	21,776,150	—	—
Industrials	28,350,264	28,350,264	—	—
Information Technology	35,132,859	35,132,859	—	—
Materials	10,734,307	10,734,307	—	—
Telecommunications Services	1,044,671	1,044,671	—	—
Utilities	8,079,284	8,079,284	—	—
Collateral Held for Securities Loaned	14,186,996	14,186,996	—	—
Short-Term Investments	349,982	—	349,982	—

Total	$204,816,599	$204,466,617	$349,982	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	39,842	39,842	—	—

Total Asset Derivatives	$39,842	$39,842	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	12	September 2012	$914,638	$954,480	$39,842
Total Futures Contracts					$39,842

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2012, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	39,842
Total Equity Contracts		39,842

Total Asset Derivatives		$39,842

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	101,646
Total Equity Contracts		101,646

Total		$101,646

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(20,026)
Total Equity Contracts		(20,026)

Total		($20,026)

The following table presents Small Cap Index Portfolio’s average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)
Equity Contracts	$2,094,969	1.1%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$16,002,829	$25,485,431	$27,301,264	14,186,996	$14,186,996	$83,896
Total Value and Income Earned	16,002,829				14,186,996	83,896

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Growth Portfolio II

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (96.7%)	Value
Consumer Discretionary (15.8%)
3,098	Abercrombie & Fitch Company	$105,766
2,864	Darden Restaurants, Inc.	145,004
6,852	Discovery Communications, Inc.[a]	370,008
7,846	Dollar Tree, Inc.[a]	422,115
3,450	Gentex Corporation	72,002
6,062	GNC Holdings, Inc.	237,630
7,787	Limited Brands, Inc.	331,181
1,786	O’Reilly Automotive, Inc.[a]	149,613
4,026	PetSmart, Inc.	274,493
5,100	Toll Brothers, Inc.[a]	151,623
3,466	Tractor Supply Company	287,886
993	VF Corporation	132,516

	Total	2,679,837

Consumer Staples (4.1%)
2,307	Clorox Company	167,165
1,731	Ingredion, Inc.	85,719
4,683	Whole Foods Market, Inc.	446,384

	Total	699,268

Energy (11.4%)
7,500	Alpha Natural Resources, Inc.[a]	65,325
5,700	Cameron International Corporation[a]	243,447
2,917	Concho Resources, Inc.[a]	248,295
6,025	Ensco plc	282,994
11,221	Helix Energy Solutions Group, Inc.[a]	184,136
4,021	Oil States International, Inc.[a]	266,190
5,982	Peabody Energy Corporation	146,679
2,000	Range Resources Corporation	123,740
2,200	SM Energy Company	108,042
16,935	Weatherford International, Ltd.[a]	213,889
1,347	Whiting Petroleum Corporation[a]	55,389

	Total	1,938,126

Financials (5.0%)
2,919	Affiliated Managers Group, Inc.[a]	319,485
11,130	Discover Financial Services	384,875
8,557	TD Ameritrade Holding Corporation	145,469

	Total	849,829

Health Care (11.7%)
2,720	Alexion Pharmaceuticals, Inc.[a]	270,096
5,651	AmerisourceBergen Corporation	222,367
3,200	BioMarin Pharmaceutical, Inc.[a]	126,656
2,791	CIGNA Corporation	122,804
1,035	Mettler-Toledo International, Inc.[a]	161,305
1,849	Onyx Pharmaceuticals, Inc.[a]	122,866
1,800	Perrigo Company	212,274
3,879	SXC Health Solutions Corporation[a]	384,836
5,047	Watson Pharmaceuticals, Inc.[a]	373,427

	Total	1,996,631

Industrials (17.7%)
5,355	AMETEK, Inc.	267,268
6,690	BE Aerospace, Inc.[a]	292,085
3,611	Chicago Bridge and Iron Company	137,074
4,500	Expeditors International of Washington, Inc.	174,375
2,014	Flowserve Corporation	231,107
3,500	Jacobs Engineering Group, Inc.[a]	132,510
6,784	JB Hunt Transport Services, Inc.	404,326
5,181	Kansas City Southern	360,390
5,091	Pentair, Inc.	194,883
3,844	Roper Industries, Inc.	378,942
2,861	SPX Corporation	186,881
2,761	Stericycle, Inc.[a]	253,101

	Total	3,012,942

Information Technology (23.7%)
5,235	Akamai Technologies, Inc.[a]	166,211
5,135	ANSYS, Inc.[a]	324,070
9,299	Atmel Corporation[a]	62,303
4,363	Autodesk, Inc.[a]	152,661
9,099	Broadcom Corporation[a]	307,546
11,200	Ciena Corporation[a]	183,344
13,392	Electronic Arts, Inc.[a]	165,391
3,322	F5 Networks, Inc.[a]	330,738
5,036	Fortinet, Inc.[a]	116,936
1,552	Lam Research Corporation[a]	58,572
21,014	Marvell Technology Group, Ltd.	237,038
1,684	Mercadolibre, Inc.	127,647
1,818	Nice Systems, Ltd. ADR[a]	66,539
12,990	Nuance Communications, Inc.[a]	309,422
22,046	NVIDIA Corporation[a]	304,676
17,000	ON Semiconductor Corporation[a]	120,700
3,526	Red Hat, Inc.[a]	199,149
6,400	Riverbed Technology, Inc.[a]	103,360
1,150	ServiceNow, Inc.[a,b]	28,290
5,890	Teradata Corporation[a]	424,139
6,011	VeriFone Systems, Inc.[a]	198,904
1,533	Xilinx, Inc.	51,463

	Total	4,039,099

Materials (4.7%)
1,100	Agrium, Inc.	97,317
2,450	Celanese Corporation	84,819
4,010	FMC Corporation	214,455
2,774	Newmont Mining Corporation	134,567
4,959	Silver Wheaton Corporation	133,099
3,075	Walter Energy, Inc.	135,792

	Total	800,049

Telecommunications Services (2.6%)
2,952	SBA Communications Corporation[a]	168,412
10,937	TW Telecom, Inc.[a]	280,643

	Total	449,055

	Total Common Stock (cost $15,541,251)	16,464,836

	Total Investments (cost $15,541,251) 96.7%	$16,464,836

	Other Assets and Liabilities, Net 3.3%	561,959

	Total Net Assets 100.0%	$17,026,795

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Growth Portfolio II

Schedule of Investments as of June 29, 2012

(unaudited)

a	Non-income producing security.
b	Denotes investments purchased on a when-issued or delayed delivery basis.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,311,406
Gross unrealized depreciation	(1,387,821)

Net unrealized appreciation (depreciation)	$923,585

Cost for federal income tax purposes	$15,541,251

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Mid Cap Growth Portfolio II’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	2,679,837	2,679,837	—	—
Consumer Staples	699,268	699,268	—	—
Energy	1,938,126	1,938,126	—	—
Financials	849,829	849,829	—	—
Health Care	1,996,631	1,996,631	—	—
Industrials	3,012,942	3,012,942	—	—
Information Technology	4,039,099	4,039,099	—	—
Materials	800,049	800,049	—	—
Telecommunications Services	449,055	449,055	—	—

Total	$16,464,836	$16,464,836	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio II, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$17,250	$1,299,453	$1,316,703	—	$—	$217
Total Value and Income Earned	17,250				—	217

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Growth Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (96.4%)	Value
Consumer Discretionary (15.4%)
79,600	Abercrombie & Fitch Company	$2,717,544
58,500	Darden Restaurants, Inc.	2,961,855
143,950	Discovery Communications, Inc.[a]	7,773,300
160,000	Dollar Tree, Inc.[a]	8,608,000
69,273	Gentex Corporation	1,445,727
123,719	GNC Holdings, Inc.	4,849,785
120,100	Limited Brands, Inc.	5,107,853
35,400	O’Reilly Automotive, Inc.[a]	2,965,458
81,600	PetSmart, Inc.	5,563,488
104,000	Toll Brothers, Inc.[a]	3,091,920
71,600	Tractor Supply Company	5,947,096
20,500	VF Corporation	2,735,725

	Total	53,767,751

Consumer Staples (4.2%)
51,300	Clorox Company	3,717,198
33,500	Ingredion, Inc.	1,658,920
96,570	Whole Foods Market, Inc.	9,205,052

	Total	14,581,170

Energy (11.2%)
154,000	Alpha Natural Resources, Inc.[a]	1,341,340
116,500	Cameron International Corporation[a]	4,975,715
58,300	Concho Resources, Inc.[a]	4,962,496
121,500	Ensco plc	5,706,855
228,003	Helix Energy Solutions Group, Inc.[a]	3,741,529
77,900	Oil States International, Inc.[a]	5,156,980
122,700	Peabody Energy Corporation	3,008,604
41,900	Range Resources Corporation	2,592,353
44,700	SM Energy Company	2,195,217
346,000	Weatherford International, Ltd.[a]	4,369,980
26,670	Whiting Petroleum Corporation[a]	1,096,671

	Total	39,147,740

Financials (5.2%)
58,200	Affiliated Managers Group, Inc.[a]	6,369,990
244,400	Discover Financial Services	8,451,352
199,500	TD Ameritrade Holding Corporation	3,391,500

	Total	18,212,842

Health Care (11.3%)
57,300	Alexion Pharmaceuticals, Inc.[a]	5,689,890
117,400	AmerisourceBergen Corporation	4,619,690
67,000	BioMarin Pharmaceutical, Inc.[a]	2,651,860
56,500	CIGNA Corporation	2,486,000
20,300	Mettler-Toledo International, Inc.[a]	3,163,755
39,500	Onyx Pharmaceuticals, Inc.[a]	2,624,775
35,400	Perrigo Company	4,174,722
61,419	SXC Health Solutions Corporation[a,b]	6,093,379
105,100	Watson Pharmaceuticals, Inc.[a]	7,776,349

	Total	39,280,420

Industrials (17.9%)
110,531	AMETEK, Inc.	5,516,602
137,500	BE Aerospace, Inc.[a]	6,003,250
71,672	Chicago Bridge and Iron Company	2,720,669
91,100	Expeditors International of Washington, Inc.	3,530,125
42,252	Flowserve Corporation	4,848,417
71,100	Jacobs Engineering Group, Inc.[a]	2,691,846
141,100	JB Hunt Transport Services, Inc.	8,409,560
111,500	Kansas City Southern	7,755,940
103,575	Pentair, Inc.	3,964,851
81,775	Roper Industries, Inc.	8,061,380
59,100	SPX Corporation	3,860,412
57,700	Stericycle, Inc.[a]	5,289,359

	Total	62,652,411

Information Technology (23.5%)
107,414	Akamai Technologies, Inc.[a]	3,410,395
106,100	ANSYS, Inc.[a]	6,695,971
191,441	Atmel Corporation[a]	1,282,655
88,497	Autodesk, Inc.[a]	3,096,510
185,700	Broadcom Corporation[a]	6,276,660
229,000	Ciena Corporation[a,b]	3,748,730
263,225	Electronic Arts, Inc.[a]	3,250,829
69,675	F5 Networks, Inc.[a]	6,936,843
106,900	Fortinet, Inc.[a]	2,482,218
30,100	Lam Research Corporation[a]	1,135,974
429,900	Marvell Technology Group, Ltd.	4,849,272
35,300	Mercadolibre, Inc.	2,675,740
41,200	Nice Systems, Ltd. ADR[a]	1,507,920
267,600	Nuance Communications, Inc.[a]	6,374,232
447,625	NVIDIA Corporation[a]	6,186,177
349,900	ON Semiconductor Corporation[a]	2,484,290
72,200	Red Hat, Inc.[a]	4,077,856
127,800	Riverbed Technology, Inc.[a]	2,063,970
6,700	ServiceNow, Inc.[a,c]	164,820
117,900	Teradata Corporation[a]	8,489,979
122,326	VeriFone Systems, Inc.[a]	4,047,767
28,600	Xilinx, Inc.	960,102

	Total	82,198,910

Materials (4.9%)
21,400	Agrium, Inc.	1,893,258
50,475	Celanese Corporation	1,747,445
85,000	FMC Corporation	4,545,800
64,200	Newmont Mining Corporation	3,114,342
108,100	Silver Wheaton Corporation	2,901,404
65,900	Walter Energy, Inc.	2,910,144

	Total	17,112,393

Telecommunications Services (2.8%)
66,600	SBA Communications Corporation[a]	3,799,530
227,200	TW Telecom, Inc.[a]	5,829,952

	Total	9,629,482

	Total Common Stock (cost $294,159,858)	336,583,119

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Growth Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Collateral Held for Securities Loaned (2.3%)	Value
8,213,181	Thrivent Financial Securities Lending Trust	$8,213,181

	Total Collateral Held for Securities Loaned (cost $8,213,181)	8,213,181

Principal Amount	Short-Term Investments (2.9%)[d]
	Federal Home Loan Bank Discount Notes
$5,000,000	0.060%, 7/27/2012[e]	4,999,775
5,000,000	0.100%, 8/17/2012[e]	4,999,333

	Total Short-Term Investments (at amortized cost)	9,999,108

	Total Investments (cost $312,372,147) 101.6%	$354,795,408

	Other Assets and Liabilities, Net (1.6%)	(5,555,010)

	Total Net Assets 100.0%	$349,240,398

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$65,902,245
Gross unrealized depreciation	(24,148,981)

Net unrealized appreciation (depreciation)	$41,753,264
Cost for federal income tax purposes	$313,042,144

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Mid Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	53,767,751	53,767,751	—	—
Consumer Staples	14,581,170	14,581,170	—	—
Energy	39,147,740	39,147,740	—	—
Financials	18,212,842	18,212,842	—	—
Health Care	39,280,420	39,280,420	—	—
Industrials	62,652,411	62,652,411	—	—
Information Technology	82,198,910	82,198,910	—	—
Materials	17,112,393	17,112,393	—	—
Telecommunications Services	9,629,482	9,629,482	—	—
Collateral Held for Securities Loaned	8,213,181	8,213,181	—	—
Short-Term Investments	9,999,108	—	9,999,108	—

Total	$354,795,408	$344,796,300	$9,999,108	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$—	$39,109,461	$30,896,280	8,213,181	$8,213,181	$5,091
Total Value and Income Earned	—				8,213,181	5,091

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (99.2%)	Value
Consumer Discretionary (9.9%)
4,200	AutoZone, Inc.[a]	$1,542,114
23,612	Lear Corporation	890,881
162,118	Liberty Interactive Corporation[a]	2,884,079
86,040	Macy’s, Inc.	2,955,474
193,940	MGM Resorts International[a]	2,164,370
1,785	NVR, Inc.[a]	1,517,250
24,609	PetSmart, Inc.	1,677,842
21,589	PVH Corporation	1,679,408
20,278	Ross Stores, Inc.	1,266,767
52,645	Scripps Networks Interactive	2,993,395
20,085	Starwood Hotels & Resorts Worldwide, Inc.	1,065,308
32,971	TRW Automotive Holdings Corporation[a]	1,212,014
33,921	Urban Outfitters, Inc.[a]	935,880

	Total	22,784,782

Consumer Staples (5.5%)
16,979	Church & Dwight Company, Inc.	941,825
81,599	Coca-Cola Enterprises, Inc.	2,288,036
92,972	Constellation Brands, Inc.[a]	2,515,822
31,308	Ingredion, Inc.	1,550,372
47,285	J.M. Smucker Company	3,570,963
12,968	Lorillard, Inc.	1,711,128

	Total	12,578,146

Energy (7.3%)
56,593	Cabot Oil & Gas Corporation	2,229,764
50,083	Cameron International Corporation[a]	2,139,045
42,699	Energen Corporation	1,927,006
42,565	EQT Corporation	2,282,761
35,016	HollyFrontier Corporation	1,240,617
91,315	Key Energy Services, Inc.[a]	693,994
49,388	Marathon Petroleum Corporation	2,218,509
24,293	Pioneer Natural Resources Company	2,142,885
33,454	Range Resources Corporation	2,069,799

	Total	16,944,380

Financials (31.3%)
40,738	Alexandria Real Estate Equities, Inc.	2,962,467
61,273	Ameriprise Financial, Inc.	3,202,127
23,454	AvalonBay Communities, Inc.	3,318,272
25,282	Camden Property Trust	1,710,833
40,371	CIT Group, Inc.[a]	1,438,822
49,650	Discover Financial Services	1,716,897
69,655	Douglas Emmett, Inc.	1,609,031
40,866	Everest Re Group, Ltd.	4,229,222
44,294	First Republic Bank[a]	1,488,278
84,766	Hartford Financial Services Group, Inc.	1,494,425
214,152	Host Hotels & Resorts, Inc.	3,387,885
148,814	Invesco, Ltd.	3,363,196
47,200	iShares Russell Midcap Value Index Fund	2,184,416
127,862	Kimco Realty Corporation	2,433,214
35,722	Lazard, Ltd.	928,415
76,601	Liberty Property Trust	2,821,981
37,315	M&T Bank Corporation	3,081,100
286,563	MFA Financial, Inc.	2,260,982
118,873	NASDAQ OMX Group, Inc.	2,694,851
29,895	PartnerRe, Ltd.	2,262,155
152,331	Principal Financial Group, Inc.	3,995,642
232,116	SLM Corporation	3,646,542
134,301	SunTrust Banks, Inc.	3,254,113
65,576	Tanger Factory Outlet Centers, Inc.	2,101,711
36,664	Ventas, Inc.	2,314,232
80,096	W.R. Berkley Corporation	3,117,336
66,031	Willis Group Holdings plc	2,409,471
127,311	XL Group plc	2,678,623

	Total	72,106,239

Health Care (7.2%)
77,639	Aetna, Inc.	3,010,064
505,594	Boston Scientific Corporation[a]	2,866,718
124,315	Hologic, Inc.[a]	2,242,643
68,908	Life Technologies Corporation[a]	3,100,171
126,024	Mylan, Inc.[a]	2,693,133
155,447	Warner Chilcott plc[a]	2,785,610

	Total	16,698,339

Industrials (8.4%)
39,941	BE Aerospace, Inc.[a]	1,743,824
53,445	Dover Corporation	2,865,187
21,154	Fortune Brands Home and Security, Inc.[a]	471,100
23,563	Gardner Denver, Inc.	1,246,718
53,810	Lennox International, Inc.	2,509,160
54,513	Pentair, Inc.	2,086,758
2,291	Regal-Beloit Corporation	142,638
54,918	Republic Services, Inc.	1,453,130
35,701	Rockwell Automation, Inc.	2,358,408
81,316	Spirit Aerosystems Holdings, Inc.[a]	1,937,760
99,591	Textron, Inc.	2,476,828

	Total	19,291,511

Information Technology (11.3%)
35,818	Adobe Systems, Inc.[a]	1,159,429
88,163	Altera Corporation	2,983,436
29,220	Amphenol Corporation	1,604,762
44,735	Analog Devices, Inc.	1,685,167
40,929	Cavium, Inc.[a]	1,146,012
21,015	Check Point Software Technologies, Ltd.[a]	1,042,134
65,307	Fidelity National Information Services, Inc.	2,225,663
131,623	Juniper Networks, Inc.[a]	2,146,771
27,663	KLA-Tencor Corporation	1,362,403
67,207	Lam Research Corporation[a,b]	2,536,392
55,240	NetApp, Inc.[a]	1,757,737
99,425	Parametric Technology Corporation[a]	2,083,948
38,001	Paychex, Inc.	1,193,611
112,803	Polycom, Inc.[a]	1,186,688
42,542	QLIK Technologies, Inc.[a]	941,029
30,710	SanDisk Corporation[a]	1,120,301

	Total	26,175,483

Materials (5.5%)
54,791	Albemarle Corporation	3,267,735
37,946	Ball Corporation	1,557,683

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (99.2%)	Value
Materials (5.5%) - continued
22,029	Carpenter Technology Corporation	$1,053,868
35,237	Crown Holdings, Inc.[a]	1,215,324
36,107	Cytec Industries, Inc.	2,117,315
14,527	Martin Marietta Materials, Inc.	1,145,018
46,508	Reliance Steel & Aluminum Company	2,348,654

	Total	12,705,597

Telecommunications Services (0.8%)
553,515	Sprint Nextel Corporation[a]	1,804,459

	Total	1,804,459

Utilities (12.0%)
46,111	AES Corporation[a]	591,604
78,553	Calpine Corporation[a]	1,296,910
38,458	CMS Energy Corporation	903,763
56,010	Edison International, Inc.	2,587,662
41,043	Great Plains Energy, Inc.	878,731
49,105	Northeast Utilities	1,905,765
117,994	NV Energy, Inc.	2,074,334
10,602	OGE Energy Corporation	549,078
35,226	Pinnacle West Capital Corporation	1,822,593
129,559	PPL Corporation	3,603,036
38,036	Questar Corporation	793,431
64,505	SCANA Corporation[b]	3,085,919
52,751	Sempra Energy	3,633,489
140,586	Xcel Energy, Inc.	3,994,048

	Total	27,720,363

	Total Common Stock (cost $212,147,336)	228,809,299

	Collateral Held for Securities Loaned (0.9%)
2,021,325	Thrivent Financial Securities Lending Trust	2,021,325

	Total Collateral Held for Securities Loaned (cost $2,021,325)	2,021,325

	Total Investments (cost $214,168,661) 100.1%	$230,830,624

	Other Assets and Liabilities, Net (0.1%)	(227,503)

	Total Net Assets 100.0%	$230,603,121

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$24,995,162
Gross unrealized depreciation	(9,067,530)

Net unrealized appreciation (depreciation)	$15,927,632

Cost for federal income tax purposes	$214,902,992

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Partner Mid Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	22,784,782	22,784,782	—	—
Consumer Staples	12,578,146	12,578,146	—	—
Energy	16,944,380	16,944,380	—	—
Financials	72,106,239	72,106,239	—	—
Health Care	16,698,339	16,698,339	—	—
Industrials	19,291,511	19,291,511	—	—
Information Technology	26,175,483	26,175,483	—	—
Materials	12,705,597	12,705,597	—	—
Telecommunications Services	1,804,459	1,804,459	—	—
Utilities	27,720,363	27,720,363	—	—
Collateral Held for Securities Loaned	2,021,325	2,021,325	—	—

Total	$230,830,624	$230,830,624	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$3,702,175	$29,740,925	$31,421,775	2,021,325	$2,021,325	$2,776
Total Value and Income Earned	3,702,175				2,021,325	2,776

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (94.0%)	Value
Consumer Discretionary (13.7%)
138,000	Charter Communications, Inc.[a]	$9,780,060
196,400	DISH Network Corporation	5,607,220
175,472	Dollar Tree, Inc.[a]	9,440,394
167,500	Omnicom Group, Inc.	8,140,500
49,555	Panera Bread Company[a]	6,909,949
145,000	Penn National Gaming, Inc.[a]	6,465,550
73,700	PetSmart, Inc.	5,024,866
230,700	Toll Brothers, Inc.[a]	6,858,711
356,878	WMS Industries, Inc.[a]	7,119,716

	Total	65,346,966

Consumer Staples (3.2%)
142,100	Ingredion, Inc.	7,036,792
134,690	TreeHouse Foods, Inc.[a]	8,389,840

	Total	15,426,632

Energy (8.8%)
448,092	Alpha Natural Resources, Inc.[a]	3,902,881
141,000	Ensco plc	6,622,770
382,800	Helix Energy Solutions Group, Inc.[a]	6,281,748
123,606	National Oilwell Varco, Inc.	7,965,171
159,900	Newfield Exploration Company[a]	4,686,669
191,400	Southwestern Energy Company[a]	6,111,402
487,800	Weatherford International, Ltd.[a]	6,160,914

	Total	41,731,555

Financials (20.3%)
377,300	CBL & Associates Properties, Inc.	7,372,442
419,673	Duke Realty Corporation	6,144,013
155,171	Endurance Specialty Holdings, Ltd.	5,946,153
371,920	HCC Insurance Holdings, Inc.	11,678,288
525,248	Host Hotels & Resorts, Inc.	8,309,423
1,002,300	Huntington Bancshares, Inc.	6,414,720
193,924	Lazard, Ltd.	5,040,085
78,500	M&T Bank Corporation	6,481,745
288,900	NASDAQ OMX Group, Inc.	6,549,363
158,433	Northern Trust Corporation	7,291,087
544,100	Och-Ziff Capital Management Group, LLC	4,124,278
354,460	W.R. Berkley Corporation	13,795,583
368,872	Zions Bancorporation	7,163,494

	Total	96,310,674

Health Care (9.6%)
67,700	Alexion Pharmaceuticals, Inc.[a]	6,722,610
65,482	C.R. Bard, Inc.	7,035,386
200,831	Health Net, Inc.[a]	4,874,168
204,600	Medicines Company[a]	4,693,524
238,900	Thoratec Corporation[a]	8,022,262
14,800	United Therapeutics Corporation[a]	730,824
69,700	Waters Corporation[a]	5,539,059
121,169	Zimmer Holdings, Inc.	7,798,437

	Total	45,416,270

Industrials (11.9%)
168,682	Chicago Bridge and Iron Company	6,403,169
231,093	CSX Corporation	5,167,240
135,748	Expeditors International of Washington, Inc.	5,260,235
656,266	Manitowoc Company, Inc.	7,678,312
105,408	Manpower, Inc.	3,863,203
309,034	Oshkosh Corporation[a]	6,474,262
85,982	Parker Hannifin Corporation	6,610,296
103,232	SPX Corporation	6,743,114
155,388	Tyco International, Ltd.	8,212,256

	Total	56,412,087

Information Technology (17.2%)
112,700	Akamai Technologies, Inc.[a]	3,578,225
117,100	Alliance Data Systems Corporation[a]	15,808,500
479,500	CoreLogic, Inc.[a]	8,779,645
134,404	eBay, Inc.[a]	5,646,312
169,552	Itron, Inc.[a]	6,992,324
311,832	Juniper Networks, Inc.[a]	5,085,980
643,766	NVIDIA Corporation[a]	8,896,846
145,500	OpenTable, Inc.[a,b]	6,548,955
754,413	Teradyne, Inc.[a]	10,607,047
285,691	Xilinx, Inc.	9,590,647

	Total	81,534,481

Materials (4.5%)
124,917	Albemarle Corporation	7,450,050
178,424	Silgan Holdings, Inc.	7,616,921
528,200	Steel Dynamics, Inc.	6,206,350

	Total	21,273,321

Utilities (4.8%)
337,200	CMS Energy Corporation	7,924,200
456,578	NV Energy, Inc.	8,026,641
205,300	Public Service Enterprise Group, Inc.	6,672,250

	Total	22,623,091

	Total Common Stock (cost $394,972,308)	446,075,077

	Collateral Held for Securities Loaned (1.3%)
6,402,000	Thrivent Financial Securities Lending Trust	6,402,000

	Total Collateral Held for Securities Loaned (cost $6,402,000)	6,402,000

Principal Amount	Short-Term Investments (5.7%)[c]
	Federal Home Loan Bank Discount Notes
10,000,000	0.075%, 7/11/2012[d]	9,999,771
15,000,000	0.080%, 8/10/2012[d]	14,998,633
2,000,000	0.100%, 8/17/2012[d]	1,999,733

	Total Short-Term Investments (at amortized cost)	26,998,137

	Total Investments (cost $428,372,445) 101.0%	$479,475,214

	Other Assets and Liabilities, Net (1.0%)	(4,685,639)

	Total Net Assets 100.0%	$474,789,575

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$74,554,472
Gross unrealized depreciation	(25,747,557)

Net unrealized appreciation (depreciation)	$48,806,915

Cost for federal income tax purposes	$430,668,299

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	65,346,966	65,346,966	—	—
Consumer Staples	15,426,632	15,426,632	—	—
Energy	41,731,555	41,731,555	—	—
Financials	96,310,674	96,310,674	—	—
Health Care	45,416,270	45,416,270	—	—
Industrials	56,412,087	56,412,087	—	—
Information Technology	81,534,481	81,534,481	—	—
Materials	21,273,321	21,273,321	—	—
Utilities	22,623,091	22,623,091	—	—
Collateral Held for Securities Loaned	6,402,000	6,402,000	—	—
Short-Term Investments	26,998,137	—	26,998,137	—

Total	$479,475,214	$452,477,077	$26,998,137	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$9,724,975	$17,801,285	$21,124,260	6,402,000	$6,402,000	$48,023
Total Value and Income Earned	9,724,975				6,402,000	48,023

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (98.5%)	Value
Consumer Discretionary (13.3%)
5,400	Aaron’s, Inc.	$152,874
5,300	Advance Auto Parts, Inc.	361,566
5,850	Aeropostale, Inc.[a]	104,305
4,200	AMC Networks, Inc.[a]	149,310
14,080	American Eagle Outfitters, Inc.	277,798
3,550	Ann, Inc.[a]	90,490
9,600	Ascena Retail Group, Inc.[a]	178,752
3,200	Bally Technologies, Inc.[a]	149,312
2,970	Barnes & Noble, Inc.[a,b]	48,886
2,010	Bob Evans Farms, Inc.	80,802
5,455	Brinker International, Inc.	173,851
3,700	Carter’s, Inc.[a]	194,620
3,900	Cheesecake Factory, Inc.[a]	124,644
12,200	Chico’s FAS, Inc.	181,048
7,600	Cinemark Holdings, Inc.	173,660
4,400	Collective Brands, Inc.[a]	94,248
2,700	Deckers Outdoor Corporation[a,b]	118,827
6,900	Dick’s Sporting Goods, Inc.	331,200
5,200	DreamWorks Animation SKG, Inc.[a,b]	99,112
10,900	Foot Locker, Inc.	333,322
10,420	Gentex Corporation	217,465
4,800	Guess ?, Inc.	145,776
7,100	Hanesbrands, Inc.[a]	196,883
2,800	HSN, Inc.	112,980
2,070	International Speedway Corporation	54,193
1,400	ITT Educational Services, Inc.[a]	85,050
3,400	John Wiley and Sons, Inc.	166,566
5,300	KB Home[b]	51,940
4,300	Lamar Advertising Company[a]	122,980
3,000	Life Time Fitness, Inc.[a]	139,530
10,600	LKQ Corporation[a]	354,040
2,800	M.D.C. Holdings, Inc.	91,476
2,000	Matthews International Corporation	64,980
2,600	Meredith Corporation[b]	83,044
4,070	Mohawk Industries, Inc.[a]	284,208
9,300	New York Times Company[a]	72,540
400	NVR, Inc.[a]	340,000
20,800	Office Depot, Inc.[a]	44,928
2,100	Panera Bread Company[a]	292,824
7,800	PetSmart, Inc.	531,804
4,900	Polaris Industries, Inc.	350,252
5,100	PVH Corporation	396,729
7,400	RadioShack Corporation[b]	28,416
4,200	Regis Corporation	75,432
4,200	Rent-A-Center, Inc.	141,708
11,350	Saks, Inc.[a,b]	120,878
1,810	Scholastic Corporation	50,970
4,300	Scientific Games Corporation[a]	36,765
16,500	Service Corporation International	204,105
6,200	Signet Jewelers, Ltd.	272,862
4,820	Sotheby’s Holdings, Inc.	160,795
800	Strayer Education, Inc.	87,216
4,600	Tempur-Pedic International, Inc.[a]	107,594
3,100	Thor Industries, Inc.	84,971
10,600	Toll Brothers, Inc.[a]	315,138
5,100	Tractor Supply Company	423,606
4,000	Tupperware Brands Corporation	219,040
2,600	Under Armour, Inc.[a]	245,648
3,000	Valassis Communications, Inc.[a,b]	65,250
2,900	Warnaco Group, Inc.[a]	123,482
22,314	Wendy’s Company	105,322
7,380	Williams-Sonoma, Inc.	258,079
3,900	WMS Industries, Inc.[a]	77,805

	Total	10,823,897

Consumer Staples (3.6%)
10,020	Church & Dwight Company, Inc.	555,809
4,750	Energizer Holdings, Inc.[a]	357,438
8,250	Flowers Foods, Inc.	191,648
9,300	Green Mountain Coffee Roasters, Inc.[a,b]	202,554
3,510	Harris Teeter Supermarkets, Inc.	143,875
11,000	Hillshire Brands Company	318,890
5,500	Ingredion, Inc.	272,360
1,440	Lancaster Colony Corporation	102,542
2,000	Post Holdings, Inc.[a]	61,500
4,000	Ralcorp Holdings, Inc.[a]	266,960
11,700	Smithfield Foods, Inc.[a]	253,071
15,800	SUPERVALU, Inc.[b]	81,844
2,012	Tootsie Roll Industries, Inc.[b]	48,006
1,740	Universal Corporation	80,614

	Total	2,937,111

Energy (5.2%)
15,500	Arch Coal, Inc.[b]	106,795
4,000	Atwood Oceanics, Inc.[a]	151,360
3,300	Bill Barrett Corporation[a]	70,686
1,400	Carbo Ceramics, Inc.[b]	107,422
6,100	Cimarex Energy Company	336,232
5,400	Dresser-Rand Group, Inc.[a]	240,516
2,500	Dril-Quip, Inc.[a]	163,975
5,200	Energen Corporation	234,676
8,400	Forest Oil Corporation[a]	61,572
7,700	Helix Energy Solutions Group, Inc.[a]	126,357
14,990	HollyFrontier Corporation	531,096
4,500	Northern Oil and Gas, Inc.[a,b]	71,730
7,700	Oceaneering International, Inc.	368,522
3,700	Oil States International, Inc.[a]	244,940
11,200	Patterson-UTI Energy, Inc.	163,072
9,339	Plains Exploration & Production Company[a]	328,546
8,800	Quicksilver Resources, Inc.[a,b]	47,696
4,600	SM Energy Company	225,906
11,300	Superior Energy Services, Inc.[a]	228,599
3,700	Tidewater, Inc.	171,532
2,900	Unit Corporation[a]	106,981
5,100	World Fuel Services Corporation	193,953

	Total	4,282,164

Financials (22.0%)
3,700	Affiliated Managers Group, Inc.[a]	404,965
4,400	Alexandria Real Estate Equities, Inc.	319,968
1,000	Alleghany Corporation[a]	339,750
5,300	American Campus Communities, Inc.	238,394
5,435	American Financial Group, Inc.	213,215
15,480	Apollo Investment Corporation	118,886
8,300	Arthur J. Gallagher & Company	291,081

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (98.5%)	Value
Financials (22.0%) - continued
5,100	Aspen Insurance Holdings, Ltd.	$147,390
12,793	Associated Banc-Corp	168,740
6,370	Astoria Financial Corporation	62,426
6,100	BancorpSouth, Inc.	88,572
3,300	Bank of Hawaii Corporation	151,635
11,300	BioMed Realty Trust, Inc.	211,084
5,400	BRE Properties, Inc.	270,108
8,600	Brown & Brown, Inc.	234,522
5,800	Camden Property Trust	392,486
5,800	Cathay General Bancorp	95,758
6,400	CBOE Holdings, Inc.	177,152
3,320	City National Corporation	161,286
5,769	Commerce Bancshares, Inc.	218,645
5,300	Corporate Office Properties Trust	124,603
4,400	Cullen/Frost Bankers, Inc.	252,956
19,100	Duke Realty Corporation	279,624
10,500	East West Bancorp, Inc.	246,330
8,400	Eaton Vance Corporation	226,380
4,600	Equity One, Inc.	97,520
2,500	Essex Property Trust, Inc.	384,800
3,810	Everest Re Group, Ltd.	394,297
4,600	Federal Realty Investment Trust	478,814
16,405	Fidelity National Financial, Inc.	315,960
7,900	First American Financial Corporation	133,984
26,300	First Niagara Financial Group, Inc.	201,195
8,098	FirstMerit Corporation	133,779
14,900	Fulton Financial Corporation	148,851
2,000	Greenhill & Company, Inc.	71,300
6,100	Hancock Holding Company	185,684
3,170	Hanover Insurance Group, Inc.	124,042
7,450	HCC Insurance Holdings, Inc.	233,930
5,300	Highwoods Properties, Inc.	178,345
3,500	Home Properties, Inc.	214,760
8,900	Hospitality Properties Trust	220,453
4,000	International Bancshares Corporation	78,080
14,100	Janus Capital Group, Inc.	110,262
10,900	Jefferies Group, Inc.	141,591
3,100	Jones Lang LaSalle, Inc.	218,147
3,600	Kemper Corporation	110,700
8,400	Liberty Property Trust	309,456
9,468	Macerich Company	559,085
6,400	Mack-Cali Realty Corporation	186,048
2,600	Mercury General Corporation	108,342
8,700	MSCI, Inc.[a]	295,974
7,900	National Retail Properties, Inc.	223,491
31,711	New York Community Bancorp, Inc.	397,339
19,350	Old Republic International Corporation	160,411
7,700	Omega Healthcare Investors, Inc.	173,250
2,907	Potlatch Corporation	92,849
3,400	Prosperity Bancshares, Inc.	142,902
5,870	Protective Life Corporation	172,637
8,025	Raymond James Financial, Inc.	274,776
8,812	Rayonier, Inc. REIT	395,659
9,700	Realty Income Corporation	405,169
6,400	Regency Centers Corporation	304,448
5,200	Reinsurance Group of America, Inc.	276,692
10,640	SEI Investments Company	211,630
12,000	Senior Housing Property Trust	267,840
3,300	Signature Bank[a]	201,201
6,400	SL Green Realty Corporation	513,536
3,200	StanCorp Financial Group, Inc.	118,912
3,230	SVB Financial Group[a]	189,666
59,200	Synovus Financial Corporation	117,216
4,200	Taubman Centers, Inc.	324,072
11,720	TCF Financial Corporation	134,546
4,800	Trustmark Corporation	117,504
18,003	UDR, Inc.	465,197
14,284	Valley National Bancorp[b]	151,410
7,975	W.R. Berkley Corporation	310,387
6,140	Waddell & Reed Financial, Inc.	185,919
7,827	Washington Federal, Inc.	132,198
5,330	Webster Financial Corporation	115,448
8,800	Weingarten Realty Investors	231,792
2,020	Westamerica Bancorporation	95,324

	Total	17,974,776

Health Care (10.8%)
13,800	Allscripts Healthcare Solutions, Inc.[a]	150,834
3,400	AMERIGROUP Corporation[a]	224,094
1,400	Bio-Rad Laboratories, Inc.[a]	140,014
3,600	Catalyst Health Solutions, Inc.[a]	336,384
3,600	Charles River Laboratories International, Inc.[a]	117,936
6,400	Community Health Systems, Inc.[a]	179,392
3,400	Cooper Companies, Inc.	271,184
4,010	Covance, Inc.[a]	191,878
8,400	Endo Pharmaceutical Holdings, Inc.[a]	260,232
3,200	Gen-Probe, Inc.[a]	263,040
18,800	Health Management Associates, Inc.[a]	147,580
5,980	Health Net, Inc.[a]	145,135
6,400	Henry Schein, Inc.[a]	502,336
4,450	Hill-Rom Holdings, Inc.	137,283
6,200	HMS Holdings Corporation[a]	206,522
19,200	Hologic, Inc.[a]	346,368
3,900	IDEXX Laboratories, Inc.[a,b]	374,907
3,400	LifePoint Hospitals, Inc.[a]	139,332
6,230	Lincare Holdings, Inc.	211,945
4,200	Masimo Corporation[a]	93,996
4,200	Medicis Pharmaceutical Corporation	143,430
3,500	Mednax, Inc.[a]	239,890
2,200	Mettler-Toledo International, Inc.[a]	342,870
8,120	Omnicare, Inc.	253,588
4,550	Owens & Minor, Inc.	139,366
5,600	Regeneron Pharmaceuticals, Inc.[a]	639,632
10,300	ResMed, Inc.[a]	321,360
4,200	STERIS Corporation	131,754
2,600	Techne Corporation	192,920
2,940	Teleflex, Inc.	179,075
4,200	Thoratec Corporation[a]	141,036
3,800	United Therapeutics Corporation[a]	187,644
7,000	Universal Health Services, Inc.	302,120
6,300	VCA Antech, Inc.[a]	138,474
15,120	Vertex Pharmaceuticals, Inc.[a]	845,510

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (98.5%)	Value
Health Care (10.8%) - continued
3,000	Wellcare Health Plans, Inc.[a]	$159,000

	Total	8,798,061

Industrials (15.9%)
3,000	Acuity Brands, Inc.	152,730
8,500	Aecom Technology Corporation[a]	139,825
6,930	AGCO Corporation[a]	316,909
5,180	Alaska Air Group, Inc.[a]	185,962
2,960	Alexander & Baldwin, Inc.[a]	157,620
2,300	Alliant Techsystems, Inc.	116,311
11,555	AMETEK, Inc.	576,710
7,500	BE Aerospace, Inc.[a]	327,450
3,360	Brink’s Company	77,885
4,440	Carlisle Companies, Inc.	235,409
3,600	CLARCOR, Inc.	173,376
3,400	Clean Harbors, Inc.[a]	191,828
4,030	Con-way, Inc.	145,523
7,600	Copart, Inc.[a]	180,044
2,400	Corporate Executive Board Company	98,112
7,100	Corrections Corporation of America	209,095
3,500	Crane Company	127,330
3,700	Deluxe Corporation	92,278
10,600	Donaldson Company, Inc.	353,722
2,300	Esterline Technologies Corporation[a]	143,405
13,600	Exelis, Inc.	134,096
11,600	Fortune Brands Home and Security, Inc.[a]	258,332
3,100	FTI Consulting, Inc.[a]	89,125
3,600	Gardner Denver, Inc.	190,476
3,420	GATX Corporation	131,670
3,500	General Cable Corporation[a]	90,790
4,300	Graco, Inc.	198,144
2,460	Granite Construction, Inc.	64,231
5,800	Harsco Corporation	118,204
4,290	Herman Miller, Inc.	79,451
3,230	HNI Corporation	83,173
4,230	Hubbell, Inc.	329,686
3,501	Huntington Ingalls Industries, Inc.[a]	140,880
6,100	IDEX Corporation	237,778
6,900	ITT Corporation	121,440
6,440	JB Hunt Transport Services, Inc.	383,824
15,475	JetBlue Airways Corporation[a]	82,017
8,000	Kansas City Southern	556,480
10,600	KBR, Inc.	261,926
5,740	Kennametal, Inc.	190,281
4,000	Kirby Corporation[a]	188,320
3,540	Korn/Ferry International[a]	50,799
3,300	Landstar System, Inc.	170,676
3,600	Lennox International, Inc.	167,868
6,000	Lincoln Electric Holdings, Inc.	262,740
5,770	Manpower, Inc.	211,471
2,200	Mine Safety Appliances Company	88,528
3,300	MSC Industrial Direct Company, Inc.	216,315
4,080	Nordson Corporation	209,263
6,600	Oshkosh Corporation[a]	138,270
7,060	Pentair, Inc.	270,257
3,000	Regal-Beloit Corporation	186,780
4,822	Rollins, Inc.	107,868
4,700	Shaw Group, Inc.[a]	128,357
3,660	SPX Corporation	239,071
7,900	Terex Corporation[a]	140,857
6,000	Timken Company	274,740
3,600	Towers Watson & Company	215,640
5,695	Trinity Industries, Inc.	142,261
3,700	Triumph Group, Inc.	208,199
6,098	United Rentals, Inc.[a,b]	207,576
5,400	URS Corporation	188,352
7,500	UTI Worldwide, Inc.	109,575
1,600	Valmont Industries, Inc.	193,552
3,400	Wabtec Corporation	265,234
8,800	Waste Connections, Inc.	263,296
2,100	Watsco, Inc.	154,980
3,200	Werner Enterprises, Inc.	76,448
4,300	Woodward, Inc.	169,592

	Total	12,990,413

Information Technology (15.3%)
2,820	ACI Worldwide, Inc.[a]	124,672
5,690	Acxiom Corporation[a]	85,976
4,580	ADTRAN, Inc.	138,270
2,300	Advent Software, Inc.[a]	62,353
3,600	Alliance Data Systems Corporation[a]	486,000
6,600	ANSYS, Inc.[a]	416,526
6,900	AOL, Inc.[a]	193,752
8,070	Arrow Electronics, Inc.[a]	264,777
32,620	Atmel Corporation[a]	218,554
10,420	Avnet, Inc.[a]	321,561
9,100	Broadridge Financial Solutions, Inc.	193,557
20,180	Cadence Design Systems, Inc.[a]	221,778
7,200	Ciena Corporation[a]	117,864
16,300	Compuware Corporation[a]	151,427
3,300	Concur Technologies, Inc.[a]	224,730
8,800	Convergys Corporation	129,976
7,700	CoreLogic, Inc.[a]	140,987
8,300	Cree, Inc.[a,b]	213,061
11,300	Cypress Semiconductor Corporation[a]	149,386
4,430	Diebold, Inc.	163,511
2,510	DST Systems, Inc.	136,318
3,400	Equinix, Inc.[a]	597,210
3,200	FactSet Research Systems, Inc.	297,408
2,450	Fair Isaac Corporation	103,586
9,200	Fairchild Semiconductor International, Inc.[a]	129,720
6,700	Gartner, Inc.[a]	288,435
5,600	Global Payments, Inc.	242,088
7,700	Informatica Corporation[a]	326,172
11,000	Ingram Micro, Inc.[a]	192,170
10,750	Integrated Device Technology, Inc.[a]	60,415
4,950	International Rectifier Corporation[a]	98,951
9,400	Intersil Corporation	100,110
2,800	Itron, Inc.[a]	115,472
6,260	Jack Henry & Associates, Inc.	216,095
6,000	Lender Processing Services, Inc.	151,680

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (98.5%)	Value
Information Technology (15.3%) - continued
1,600	ManTech International Corporation	$37,552
17,100	MEMC Electronic Materials, Inc.[a,b]	37,107
6,870	Mentor Graphics Corporation[a]	103,050
5,700	MICROS Systems, Inc.[a]	291,840
9,000	Monster Worldwide, Inc.[a]	76,500
6,662	National Instruments Corporation	178,941
11,400	NCR Corporation[a]	259,122
4,800	NeuStar, Inc.[a]	160,320
8,500	Parametric Technology Corporation[a]	178,160
3,040	Plantronics, Inc.	101,536
12,840	Polycom, Inc.[a]	135,077
7,200	QLogic Corporation[a]	98,568
4,100	Quest Software, Inc.[a]	114,185
7,700	Rackspace Hosting, Inc.[a]	338,338
20,540	RF Micro Devices, Inc.[a]	87,295
11,300	Riverbed Technology, Inc.[a]	182,495
7,740	Rovi Corporation[a]	151,859
4,690	Semtech Corporation[a]	114,061
3,000	Silicon Laboratories, Inc.[a]	113,700
13,500	Skyworks Solutions, Inc.[a]	369,495
5,100	Solera Holdings, Inc.	213,129
10,680	Synopsys, Inc.[a]	314,312
2,980	Tech Data Corporation[a]	143,547
27,400	Tellabs, Inc.	91,242
12,100	TIBCO Software, Inc.[a]	362,032
8,900	Trimble Navigation, Ltd.[a]	409,489
5,800	ValueClick, Inc.[a]	95,062
7,600	VeriFone Systems, Inc.[a]	251,484
10,520	Vishay Intertechnology, Inc.[a]	99,204
2,800	Wright Express Corporation[a]	172,816
3,700	Zebra Technologies Corporation[a]	127,132

	Total	12,483,198

Materials (6.8%)
6,420	Albemarle Corporation	382,889
4,700	AptarGroup, Inc.	239,935
5,700	Ashland, Inc.	395,067
4,490	Cabot Corporation	182,743
3,100	Carpenter Technology Corporation	148,304
8,500	Commercial Metals Company	107,440
2,300	Compass Minerals International, Inc.	175,444
3,260	Cytec Industries, Inc.	191,167
2,600	Domtar Corporation	199,446
2,300	Greif, Inc.	94,300
3,800	Intrepid Potash, Inc.[a]	86,488
10,100	Louisiana-Pacific Corporation[a]	109,888
3,320	Martin Marietta Materials, Inc.[b]	261,682
1,280	Minerals Technologies, Inc.	81,638
800	NewMarket Corporation	173,280
5,900	Olin Corporation	123,251
7,000	Packaging Corporation of America	197,680
5,400	Reliance Steel & Aluminum Company	272,700
5,000	Rock-Tenn Company	272,750
4,200	Royal Gold, Inc.	329,280
9,500	RPM International, Inc.	258,400
3,200	Scotts Miracle-Gro Company[b]	131,584
3,630	Sensient Technologies Corporation	133,330
3,500	Silgan Holdings, Inc.	149,415
7,180	Sonoco Products Company	216,477
16,100	Steel Dynamics, Inc.	189,175
6,660	Valspar Corporation	349,583
3,900	Worthington Industries, Inc.	79,833

	Total	5,533,169

Telecommunications Services (0.5%)
6,995	Telephone & Data Systems, Inc.	148,924
11,000	TW Telecom, Inc.[a]	282,260

	Total	431,184

Utilities (5.1%)
8,100	Alliant Energy Corporation	369,117
9,966	Aqua America, Inc.	248,751
6,600	Atmos Energy Corporation	231,462
3,100	Black Hills Corporation	99,727
4,400	Cleco Corporation	184,052
10,963	Great Plains Energy, Inc.	234,718
7,080	Hawaiian Electric Industries, Inc.	201,922
3,530	IDACORP, Inc.	148,542
13,925	MDU Resources Group, Inc.	300,919
5,900	National Fuel Gas Company	277,182
17,100	NV Energy, Inc.	300,618
6,990	OGE Energy Corporation	362,012
5,975	PNM Resources, Inc.	116,752
12,900	Questar Corporation	269,094
8,000	UGI Corporation	235,440
6,090	Vectren Corporation	179,777
9,120	Westar Energy, Inc.	273,144
3,710	WGL Holdings, Inc.	147,472

	Total	4,180,701

	Total Common Stock (cost $66,823,335)	80,434,674

	Collateral Held for Securities Loaned (3.0%)
2,437,401	Thrivent Financial Securities Lending Trust	2,437,401

	Total Collateral Held for Securities Loaned (cost $2,437,401)	2,437,401

Principal Amount	Short-Term Investments (0.2%)[c]
	Federal National Mortgage Association Discount Notes
200,000	0.120%, 7/18/2012[d,e]	199,988

	Total Short-Term Investments (at amortized cost)	199,988

	Total Investments (cost $69,460,724) 101.7%	$83,072,063

	Other Assets and Liabilities, Net (1.7%)	(1,407,750)

	Total Net Assets 100.0%	$81,664,313

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e	At June 29, 2012, $199,988 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$17,952,816
Gross unrealized depreciation	(6,303,034)

Net unrealized appreciation (depreciation)	$11,649,782

Cost for federal income tax purposes	$71,422,281

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	10,823,897	10,823,897	—	—
Consumer Staples	2,937,111	2,937,111	—	—
Energy	4,282,164	4,282,164	—	—
Financials	17,974,776	17,974,776	—	—
Health Care	8,798,061	8,798,061	—	—
Industrials	12,990,413	12,990,413	—	—
Information Technology	12,483,198	12,483,198	—	—
Materials	5,533,169	5,533,169	—	—
Telecommunications Services	431,184	431,184	—	—
Utilities	4,180,701	4,180,701	—	—
Collateral Held for Securities Loaned	2,437,401	2,437,401	—	—
Short-Term Investments	199,988	—	199,988	—

Total	$83,072,063	$82,872,075	$199,988	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	20,282	20,282	—	—

Total Asset Derivatives	$20,282	$20,282	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Index Mini-Futures	13	September 2012	$1,201,068	$1,221,350	$20,282
Total Futures Contracts					$20,282

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2012, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$20,282
Total Equity Contracts		20,282

Total Asset Derivatives		$20,282

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	251,008
Total Equity Contracts		251,008

Total		$ 251,008

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(65,090)
Total Equity Contracts		(65,090)

Total		($ 65,090)

The following table presents Mid Cap Index Portfolio’s average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)
Equity Contracts	$1,548,933	1.9%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$3,326,354	$11,109,528	$11,998,481	2,437,401	$2,437,401	$21,746
Total Value and Income Earned	3,326,354				2,437,401	21,746

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (77.2%)	Value
Australia (3.4%)
52,917	Australia & New Zealand Banking Group, Ltd.	$1,205,501
1,135,712	Beach Energy, Ltd.	1,105,953
186,105	BHP Billiton, Ltd.	6,062,108
313,795	Boart Longyear Group	935,250
17,841	Campbell Brothers, Ltd.	1,000,239
246,188	Challenger, Ltd.	826,884
22,445	Flight Centre, Ltd.[a]	438,746
148,673	GrainCorp, Ltd.	1,455,596
106,844	Iluka Resources, Ltd.	1,261,054
685,590	Imdex, Ltd.	1,254,623
137,181	Mineral Resources, Ltd.	1,272,568
96,254	NRW Holdings, Ltd.	301,471
44,061	Ramsay Health Care, Ltd.	1,023,807
33,664	Rio Tinto, Ltd.	1,976,387
276,072	SAI Global, Ltd.	1,354,533
352,644	Westfield Retail Trust	1,034,398

	Total	22,509,118

Austria (<0.1%)
9,465	Voestalpine AGa	251,384

	Total	251,384

Belgium (0.8%)
43,785	Anheuser-Busch InBev NV	3,452,066
19,642	Compagnie d’ Entreprises CFE	1,045,605
8,783	EVS Broadcast Equipment SA	414,342

	Total	4,912,013

Brazil (2.5%)
148,320	Banco Bradesco SA ADR	2,205,518
37,849	Lojas Renner SA	1,058,114
47,168	Multiplan Empreendimentos Imobiliarios SA	1,150,725
97,350	Petroleo Brasileiro SA ADR	1,827,260
119,000	Petroleo Brasileiro SA PREF ADR	2,158,660
274,000	Rossi Residencial SA	672,552
102,500	Souza Cruz SA	1,489,146
126,000	Ultrapar Participacoes SA ADR[a]	2,857,680
154,000	Vale SA SP PREF ADR[a]	3,004,540

	Total	16,424,195

Canada (2.9%)
22,253	Agrium, Inc.[a]	1,972,192
35,072	Alimentation Couche-Tard, Inc.	1,531,580
8,300	Bank of Nova Scotia	429,960
55,903	Barrick Gold Corporation	2,105,766
31,794	Canadian National Railway Company	2,688,796
13,124	Dollarama, Inc.	788,652
42,086	Enbridge, Inc.	1,680,794
120,950	Encana Corporation	2,519,389
498	Goldcorp, Inc.	18,749
9,740	Metro, Inc.	498,719
65,471	Nexen, Inc.	1,108,653
52,156	Pacific Rubiales Energy Corporation[a]	1,104,492
30,114	Suncor Energy, Inc.	870,795
11,825	TMX Group, Inc.	538,925
75,482	Yamana Gold, Inc.[a]	1,164,740

	Total	19,022,202

Cayman Islands (0.1%)
1,169,637	Comba Telecom Systems Holdings, Ltd.	491,404

	Total	491,404

Chile (0.2%)
18,200	Banco Santander Chile SA ADR[a]	1,410,318

	Total	1,410,318

China (0.4%)
1,866,000	PetroChina Company, Ltd.	2,415,073

	Total	2,415,073

Cyprus (0.2%)
144,551	Prosafe SE	1,049,383

	Total	1,049,383

Denmark (1.4%)
36,837	Christian Hansen Holding AS	949,113
8,175	Coloplast AS	1,469,928
223,400	Danske Bank AS ADR[b]	3,106,244
23,758	Novo Nordisk AS	3,445,786

	Total	8,971,071

Finland (0.7%)
100,820	Amer Sports OYJ	1,149,682
155,500	Neste Oil OYJ	1,749,818
30,046	Outotec OYJ	1,372,827

	Total	4,272,327

France (5.0%)
37,712	Alten, Ltd.	1,047,618
16,127	AtoS	964,444
256,579	AXA SA	3,430,112
89,540	Beneteau SAa	865,791
42,588	Bouygues SA	1,142,789
93,500	Cap Gemini SA	3,441,337
12,370	Casino Guichard Perrachon SA	1,087,308
8,554	Christian Dior SA	1,176,408
91,892	Compagnie de Saint-Gobain	3,395,342
42,474	Faurecia[a]	706,481
25,579	Ingenico	1,241,753
204	Legrand SAa	6,924
6,080	Remy Cointreau SA	667,985
9,373	Sanofi	709,545
13,265	Sartorius Stedim Biotech	972,780
75,950	Total SA	3,418,432
8,524	Unibail-Rodamco	1,570,210
31,773	Vinci SA	1,484,915
6,602	Virbac SA	1,091,381
179,386	Vivendi SAa	3,333,147
10,241	Wendel SA	758,342

	Total	32,513,044

Germany (5.6%)
41,284	BASF SE	2,870,664
28,696	Bayerische Motoren Werke AG	2,076,672
1,998,300	Commerzbank AGb	3,393,974
80,750	Daimler AG	3,628,865
16,724	Delticom AGa	1,101,486
64,700	Deutsche Boerse AG	3,490,640
156,960	Deutz AGb	798,724

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (77.2%)	Value
Germany (5.6%) - continued
18,025	Duerr AG	$1,112,178
24,830	Gerresheimer AGb	1,168,779
26,368	Gerry Weber International AG	1,090,641
25,150	Henkel AG & Company KGaA	1,671,116
90,796	Infineon Technologies AG	614,522
72,400	Metro AG	2,111,190
10,970	Pfeiffer Vacuum Technology AG	1,119,698
24,296	Rheinmetall AG	1,194,323
35,388	RWE AG	1,447,178
42,159	SAP AG ADR	2,496,467
15,090	Siemens AG	1,267,973
45,221	Suedzucker AGa	1,604,235
40,226	Symrise AG	1,225,967
10,667	Volkswagen AG	1,689,954

	Total	37,175,246

Hong Kong (2.9%)
484,800	AIA Group, Ltd.	1,674,516
243,000	Cathay Pacific Airways, Ltd.	393,956
340,000	China Mobile, Ltd.	3,732,322
863,747	Dah Chong Hong Holdings, Ltd.	777,161
1,899,150	Guangzhou Automobile Group Company, Ltd.[b]	1,596,578
336,000	Hang Lung Group, Ltd.	2,077,531
331,500	Hutchison Whampoa, Ltd.	2,875,379
261,000	Link REIT	1,069,794
2,017,742	New World Development Company, Ltd.	2,377,596
113,000	Swire Pacific, Ltd., Class A	1,314,277
340,000	Swire Pacific, Ltd., Class B	784,691
126,700	Swire Properties, Ltd.	381,552

	Total	19,055,353

Hungary (0.2%)
8,200	Richter Gedeon Nyrt	1,353,298

	Total	1,353,298

India (1.4%)
96,992	Bharti Airtel, Ltd.	533,965
16,100	GlaxoSmithKline Pharmaceuticals, Ltd.	584,417
7,344	Grasim Industries, Ltd.	348,392
8,000	Grasim Industries, Ltd. GDR	382,385
35,500	Hero Motocorp, Ltd.	1,377,344
116,000	Hindustan Unilever, Ltd.	947,257
140,200	Housing Development Finance Corporation	1,653,259
25,000	ICICI Bank, Ltd.	406,080
10,400	ICICI Bank, Ltd. ADR	337,064
21,500	Infosys, Ltd.	974,707
16,504	Infosys, Ltd. ADR[a]	743,670
20,696	Ultra Tech Cement, Ltd.	563,745
4,570	Ultra Tech Cement, Ltd. GDR	124,123

	Total	8,976,408

Indonesia (0.4%)
3,270,000	PT Astra International Tbk	2,410,640

	Total	2,410,640

Ireland (0.5%)
27,147	Paddy Power plc	1,772,168
40,062	Ryanair Holdings plc ADR[b]	1,217,885

	Total	2,990,053

Israel (0.8%)
17,592	Mellanox Technologies, Ltd.[b]	1,246,217
21,844	Radware, Inc.[b]	836,407
83,100	Teva Pharmaceutical Industries, Ltd. ADR	3,277,464

	Total	5,360,088

Italy (1.3%)
120,449	Ansaldo STS SPA	857,105
34,476	DiaSorin SPA[a]	1,004,621
181,400	Eni SPA	3,853,867
3,064,825	Telecom Italia SPA	2,483,431

	Total	8,199,024

Japan (13.0%)
20,100	Aisin Seiki Company, Ltd.	671,900
29,900	Aoyama Trading Company, Ltd.	613,761
112,100	Asics Corporation	1,422,057
163,000	Bank of Yokohama, Ltd.	770,685
183,550	Bridgestone Corporation[a]	4,215,061
51,600	Canon, Inc.[a]	2,059,383
88,000	Chiyoda Corporation[a]	1,078,206
64,800	CMK Corporation	273,853
39,000	Daihatsu Motor Company, Ltd.	682,780
193,450	Daiichi Sankyo Company, Ltd.	3,261,926
926,356	Daiwa Securities Group, Inc.	3,491,183
23,900	East Japan Railway Company	1,500,710
16,000	FamilyMart Company, Ltd.	732,304
20,100	HIS Company, Ltd.	714,734
181,000	Hitachi, Ltd.	1,116,017
13,300	Idemitsu Kosan Company, Ltd.	1,193,032
426,000	IHI Corporation	911,209
112,600	ITOCHU Corporation	1,183,500
57,400	Japan Tobacco, Inc.	1,700,512
68,200	JX Holdings, Inc.	351,504
118	KDDI Corporation	761,208
42,500	Konica Minolta Holdings, Inc.	334,813
274,261	Kureha Corporation	1,214,746
122,000	Marubeni Corporation	812,874
346	Message Company, Ltd.	1,099,565
169,000	Mitsubishi Chemical Holdings Corporation	745,002
37,300	Mitsubishi Corporation	753,993
157,900	Mitsubishi UFJ Financial Group, Inc.	756,480
34,100	Mitsui & Company, Ltd.	506,721
161,800	Mori Seiki Company, Ltd.	1,408,394
187,700	MS and AD Insurance Group Holdings, Inc.	3,283,865
56,800	Nabtesco Corporation	1,266,873
189,000	Nachi-Fujikoshi Corporation	804,404
117,000	Nikkiso Company, Ltd.	1,229,230
142,350	Nikon Corporation	4,333,238
545,350	Nippon Sheet Glass Company[a]	600,846
99,000	Nippon Shokubai Company, Ltd.	1,198,097
82,000	Nippon Soda Company, Ltd.	330,255
14,600	Nippon Telegraph & Telephone Corporation	680,806
149,000	Nippon Yusen Kabushiki Kaisha	394,082

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (77.2%)	Value
Japan (13.0%) - continued
470,000	Nissan Motor Company, Ltd.	$4,462,992
595	NTT DoCoMo, Inc.	990,081
70,600	OSG Corporation	1,015,621
25,100	Otsuka Holdings Company, Ltd.	770,450
36,003	Pigeon Corporation	1,577,336
27,500	Ryohin Keikaku Company, Ltd.	1,494,861
32,300	Ship Healthcare Holdings, Inc.	778,439
634,500	Sojitz Corporation	1,049,813
238	So-net M3, Inc.[a]	1,139,112
218,000	Sumitomo Bakelite Company, Ltd	1,019,554
315,150	Sumitomo Corporation	4,409,518
109,700	Sumitomo Electric Industries, Ltd.	1,366,958
1,290,350	Sumitomo Mitsui Trust Holdings, Inc.	3,856,367
302,000	Sumitomo Osaka Cement Company, Ltd.	1,003,088
35,200	Suzuki Motor Corporation	722,757
29,900	Sysmex Corporation	1,182,480
36,400	Tamron Company, Ltd.	1,210,043
7,000	TDK Corporation[a]	284,959
160,000	Toda Kogyo Corporation	860,916
21,000	Toyo Suisan Kaisha, Ltd.	560,007
53,000	Toyota Motor Corporation	2,139,198
45,600	Unipres Corporation	1,191,931
132,100	UNY Company, Ltd.	1,446,934
22,900	West Japan Railway Company	942,060

	Total	85,935,284

Luxembourg (0.3%)
47,000	Tenaris SA ADR[a]	1,643,590

	Total	1,643,590

Malaysia (0.4%)
640,000	CIMB Group Holdings Berhad	1,533,682
199,400	Public Bank Berhad	866,654

	Total	2,400,336

Mexico (1.1%)
172,000	Consorcio ARA SAB de CVb	57,507
31,500	Fomento Economico Mexicano SAB de CV ADR	2,811,374
13,500	Grupo Aeroportuario del Sureste SAB de CV ADR[a]	1,053,945
483,500	Grupo Financiero Banorte SAB de CV ADR	2,498,744
259,000	Organizacion Soriana SAB de CVb	813,519

	Total	7,235,089

Netherlands (2.5%)
76,978	Aalberts Industries NV	1,198,614
906,150	Aegon NVa	4,202,325
19,966	ASM International NV	758,412
31,397	ASML Holding NV	1,612,429
13,564	Gemalto NV	974,213
35,831	Imtech NV	855,582
55,412	Koninklijke (Royal) Ahold NV	686,402
97,318	Koninklijke DSM NVa	4,797,733
47,400	TKH Group NVa	1,018,194
2,907	Ziggo NVb	92,651

	Total	16,196,555

New Zealand (0.1%)
300,215	Telecom Corporation of New Zealand, Ltd.	571,617

	Total	571,617

Norway (1.6%)
32,000	Schibsted ASA[a]	1,039,502
30,607	Seadrill, Ltd.	1,091,604
156,629	Statoil ASA	3,735,338
417,000	STX OSV Holdings, Ltd.	498,076
40,285	TGS Nopec Geophysical Company ASA	1,087,714
150,813	Tomra Systems ASA	1,282,472
32,616	Yara International ASA	1,427,322

	Total	10,162,028

Philippines (0.4%)
2,576,000	Ayala Land, Inc.	1,328,540
658,242	Bank of the Philippine Islands	1,170,383

	Total	2,498,923

Poland (0.2%)
31,000	Bank Pekao SA	1,414,019

	Total	1,414,019

Portugal (0.3%)
2,449,837	Banco Espirito Santo SAb	1,674,768

	Total	1,674,768

Russia (0.3%)
36,500	Lukoil ADR	2,045,398

	Total	2,045,398

Singapore (1.4%)
1,113,000	Biosenors International Group, Ltd.[a,b]	1,005,460
1,463,000	Ezion Holdings, Ltd.	1,078,079
9,974,000	GMG Global, Ltd.	970,788
1,596,000	Golden Agri-Resources, Ltd.	852,300
381,925	Keppel Corporation, Ltd.	3,128,783
589,000	Raffles Medical Group, Ltd.	1,030,843
225,000	SembCorp Industries, Ltd.	920,905

	Total	8,987,158

South Africa (0.5%)
59,584	Massmart Holdings, Ltd.	1,233,701
181,000	Truworths International, Ltd.[a]	1,986,023

	Total	3,219,724

South Korea (2.1%)
12,181	BS Financial Group, Inc.	136,182
4,101	E-Mart Company, Ltd.	900,148
40,710	Lock & Lock Company, Ltd.	1,206,001
10,250	POSCO	3,281,559
6,250	Samsung Electronics Company, Ltd.	4,125,949
1,448	Shinsegae Company, Ltd.	266,851
8,673	SK Telecom Company, Ltd.	949,122
189,907	SK Telecom Company, Ltd. ADR[a]	2,297,874
31,333	Tera Semicon Company, Ltd.[b]	901,858

	Total	14,065,544

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (77.2%)	Value
Spain (0.6%)
443,463	Banco Bilbao Vizcaya Argentaria SA	$3,166,927
13,880	Viscofan SA	596,436

	Total	3,763,363

Sweden (1.5%)
63,884	Atlas Copco AB	1,374,823
52,862	Boliden AB	737,622
37,755	Hexpol AB	1,287,123
36,040	Hoganas AB	1,146,190
71,642	JM ABa	1,266,034
28,156	Skanska AB	431,474
112,240	Swedbank AB	1,768,211
143,752	Volvo AB	1,643,577

	Total	9,655,054

Switzerland (5.6%)
69,800	Adecco SAb	3,103,827
31,414	Aryzta AGb	1,563,538
5,523	Bucher Industries AG	882,050
4,123	Burckhardt Compression Holding AG	1,058,956
34,588	Compagnie Financiere Richemont SA	1,899,119
167,300	Credit Suisse Group[b]	3,060,927
3,973	Dufry AGb	481,537
2,182	Galenica AGa	1,388,009
2,972	Givaudan SAb	2,916,758
57,432	Holcim, Ltd.[b]	3,181,879
66,698	Nestle SA	3,980,182
65,250	Novartis AG	3,648,019
48,577	Roche Holding AG	8,390,408
6,325	Zehnder Group AG	378,047
5,354	Zurich Insurance Group AGb	1,210,604

	Total	37,143,860

Taiwan (0.6%)
337,300	Taiwan Mobile Company, Ltd.	1,115,441
1,124,951	Taiwan Semiconductor Manufacturing Company, Ltd.[b]	3,079,516

	Total	4,194,957

Thailand (1.6%)
345,000	Bangkok Bank pcl	2,268,697
280,100	PTT Exploration & Production pcl	1,492,942
387,300	PTT pcl	3,967,383
133,100	Siam Cement pcl	1,527,041
269,200	Siam Commercial Bank pcl	1,259,783

	Total	10,515,846

Turkey (0.6%)
563,982	Akbank TAS	2,067,664
31,670	BIM Birlesik Magazalar AS	1,307,378
220,000	Turkiye Garanti Bankasi AS	866,023

	Total	4,241,065

United Kingdom (10.7%)
45,006	Aveva Group plc	1,149,080
177,092	Babcock International Group plc	2,371,868
1,208,477	BAE Systems plc	5,478,745
43,180	Bellway plc	566,162
72,865	BG Group plc	1,491,673
32,632	British American Tobacco plc	1,659,029
505,430	BT Group plc	1,674,766
133,696	BTG plc[b]	854,963
39,954	Burberry Group plc	831,882
222,717	Carillion plc	964,816
129,925	Diageo plc	3,348,850
68,462	Drax Group plc	602,262
224,297	Fenner plc	1,271,941
44,194	GlaxoSmithKline plc	1,003,838
206,851	Halma plc	1,353,910
79,800	HSBC Holdings plc ADR[a]	3,521,573
66,144	Imperial Tobacco Group plc	2,548,445
124,088	Inchcape plc	644,130
36,076	InterContinental Hotels Group plc	868,519
208,392	Intermediate Capital Group plc	883,210
490,834	ITV plc	590,615
85,553	Lancashire Holdings, Ltd.	1,069,071
359,029	Legal & General Group plc	717,777
83,863	London Stock Exchange Group plc	1,323,932
136,561	Mondi plc	1,169,698
299,285	Morgan Crucible Company plc	1,309,167
110,232	National Grid plc	1,168,252
98,650	Pearson plc	1,957,411
122,913	Persimmon plc	1,176,769
106,804	Prudential plc	1,238,408
40,990	Rightmove plc	1,024,256
41,166	Rio Tinto plc	1,956,381
32,588	SABMiller plc	1,318,982
38,566	Spirax-Sarco Engineering plc	1,201,930
460,203	Spirent plc	1,159,913
70,818	Sports Direct International plc[b]	339,538
90,489	Standard Chartered plc	1,965,716
80,358	Telecity Group plc[b]	1,012,763
1,156,327	Tesco plc	5,619,549
47,476	Ultra Electronics Holdings plc	1,183,465
39,036	Unilever plc	1,310,601
1,249,550	Vodafone Group plc	3,512,048
365,000	WPP plc	4,431,049

	Total	70,846,953

United States (1.1%)
33,687	iShares MSCI EAFE Index Fund	1,683,003
5,684	Molycorp, Inc.[a,b]	122,490
130,500	Vanguard MSCI Emerging Markets ETF	5,213,475

	Total	7,018,968

	Total Common Stock (cost $518,159,306)	505,191,741

Principal Amount	Long-Term Fixed Income (8.4%)
Argentina (0.4%)
	Arcos Dorados SA
73,000	7.500%, 10/1/2019	78,840
	Argentina Government International Bond
380,000	7.000%, 9/12/2013	342,950
680,000	7.000%, 10/3/2015	526,320
90,000	7.000%, 4/17/2017	62,100

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Argentina (0.4%) - continued
$347,882	7.820%, 12/31/2033[c]	$233,330
616,999	7.820%, 12/31/2033[c]	413,831
53,352	8.280%, 12/31/2033	33,745
280,100	8.280%, 12/31/2033	183,466
520,000	0.000%, 12/15/2035[d]	52,000
590,000	0.000%, 12/15/2035[d]	59,148
3,546,001	0.000%, 12/15/2035[c,d]	401,180

	Total	2,386,910

Azerbaijan (<0.1%)
	State Oil Company of Azerbaijan Republic
200,000	5.450%, 2/9/2017	205,250

	Total	205,250

Belarus (<0.1%)
	Belarus Government International Bond
239,000	8.750%, 8/3/2015	233,623
100,000	8.950%, 1/26/2018	92,500

	Total	326,123

Belize (<0.1%)
	Belize Government International Bond
120,000	8.500%, 2/20/2029	63,900

	Total	63,900

Bermuda (<0.1%)
	China Resources Gas Group, Ltd
200,000	4.500%, 4/5/2022	207,490

	Total	207,490

Brazil (0.1%)
	Banco do Estado do Rio Grande do Sul SA
200,000	7.375%, 2/2/2022[e]	205,000
	Brazil Government International Bond
100,000	5.875%, 1/15/2019	120,700
260,000	5.625%, 1/7/2041	318,890
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[e,f,g]	10
	OGX Austria GmbH
200,000	8.375%, 4/1/2022[e]	172,500

	Total	817,100

Canada (0.1%)
	Inmet Mining Corporation
290,000	8.750%, 6/1/2020[e]	287,100
	PTTEP Canada International Finance, Ltd.
270,000	5.692%, 4/5/2021[e]	287,816
210,000	6.350%, 6/12/2042[e]	220,574

	Total	795,490

Cayman Islands (0.2%)
	CCL Finance, Ltd.
110,000	9.500%, 8/15/2014	122,408
	Country Garden Holdings Company
600,000	2.500%, 2/22/2013[h]	109,787
	Evergrande Real Estate Group, Ltd.
1,440,000	7.500%, 1/19/2014[h]	203,324
	Petrobras International Finance Company
130,000	5.375%, 1/27/2021	140,110
	Vale Overseas, Ltd.
110,000	5.625%, 9/15/2019	121,943
310,000	4.625%, 9/15/2020	324,290
60,000	4.375%, 1/11/2022	61,099

	Total	1,082,961

Chile (0.3%)
	AES Gener SA
30,000	5.250%, 8/15/2021	31,711
120,000	5.250%, 8/15/2021[e]	126,844
	Banco del Estado de Chile
200,000	4.125%, 10/7/2020	209,471
260,000	4.125%, 10/7/2020[e]	272,313
	Chile Government International Bond
130,000	3.875%, 8/5/2020	144,300
350,000	3.250%, 9/14/2021	371,000
	Corporacion Nacional del Cobre de Chile - Codelco
100,000	3.750%, 11/4/2020	104,289
120,000	3.750%, 11/4/2020[e]	125,146
160,000	6.150%, 10/24/2036	200,219
	E-CL SA
140,000	5.625%, 1/15/2021[e]	151,773

	Total	1,737,066

China (<0.1%)
	Sinochem Overseas Capital Company, Ltd.
130,000	6.300%, 11/12/2040[e]	131,591

	Total	131,591

Colombia (0.7%)
	Banco de Bogota SA
200,000	5.000%, 1/15/2017	211,000
	Colombia Government International Bond
30,000	8.250%, 12/22/2014	35,100
400,000	7.375%, 1/27/2017	495,400
580,000	7.375%, 3/18/2019	758,350
210,000	4.375%, 7/12/2021	235,830
40,000	8.125%, 5/21/2024	58,140
1,100,000	7.375%, 9/18/2037	1,624,699
790,000	6.125%, 1/18/2041	1,027,000
	Empresa de Energia de Bogota SA
420,000	6.125%, 11/10/2021[e]	443,100
	Transportadora de Gas del Internacional SA ESP
200,000	5.700%, 3/20/2022[e]	207,500

	Total	5,096,119

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Dominican Republic (0.3%)
	Dominican Republic Government International Bond
284,174	9.040%, 1/23/2018	$316,854
100,000	7.500%, 5/6/2021[e]	106,500
1,108,000	7.500%, 5/6/2021	1,180,020
100,000	8.625%, 4/20/2027	108,000

	Total	1,711,374

Gabon (<0.1%)
	Gabon Government International Bond
150,000	8.200%, 12/12/2017	174,000

	Total	174,000

Greece (<0.1%)
	Greece Government International Bond
10,000	2.000%, 2/24/2023[c,i]	2,143
10,000	2.000%, 2/24/2024[c,i]	2,048
20,000	2.000%, 2/24/2025[c,i]	3,802
10,000	2.000%, 2/24/2026[c,i]	1,845
10,000	2.000%, 2/24/2027[c,i]	1,810
20,000	2.000%, 2/24/2028[c,i]	3,709
20,000	2.000%, 2/24/2029[c,i]	3,478
30,000	2.000%, 2/24/2030[c,i]	5,010
50,000	2.000%, 2/24/2031[c,i]	8,511
70,000	2.000%, 2/24/2032[c,i]	11,693
10,000	2.000%, 2/24/2033[c,i]	1,668
50,000	2.000%, 2/24/2034[c,i]	8,295
100,000	2.000%, 2/24/2035[c,i]	16,540
90,000	2.000%, 2/24/2036[c,i]	14,829
90,000	2.000%, 2/24/2037[c,i]	14,806
150,000	2.000%, 2/24/2038[c,i]	24,583
140,000	2.000%, 2/24/2039[c,i]	22,890
170,000	2.000%, 2/24/2040[c,i]	27,753
110,000	2.000%, 2/24/2041[c,i]	17,832
130,000	2.000%, 2/24/2042[c,i]	21,222

	Total	214,467

Guatemala (0.1%)
	Guatemala Government International Bond
350,000	5.750%, 6/6/2022[e]	364,000

	Total	364,000

Hong Kong (<0.1%)
	Zijin International Finance Company, Ltd.
120,000	4.250%, 6/30/2016	122,625

	Total	122,625

Hungary (0.1%)
	Hungary Government International Bond
80,000	3.500%, 7/18/2016[c]	89,329
150,000	4.375%, 7/4/2017[c]	167,293
140,000	6.250%, 1/29/2020	136,429
21,000	3.875%, 2/24/2020[c]	21,566
96,000	7.625%, 3/29/2041	93,840

	Total	508,457

Iceland (0.1%)
	Iceland Government International Bond
100,000	4.875%, 6/16/2016	100,131
400,000	4.875%, 6/16/2016[e]	400,522
100,000	5.875%, 5/11/2022[e]	96,978

	Total	597,631

Indonesia (1.0%)
	Berau Coal Energy Tbk PT
200,000	7.250%, 3/13/2017[e]	194,500
	Indonesia Government International Bond
49,000	6.875%, 1/17/2018	57,943
1,440,000	11.625%, 3/4/2019	2,123,999
590,000	4.875%, 5/5/2021[e]	643,100
400,000	4.875%, 5/5/2021	436,000
360,000	3.750%, 4/25/2022[e]	359,100
955,000	8.500%, 10/12/2035	1,399,074
200,000	7.750%, 1/17/2038	275,000
350,000	5.250%, 1/17/2042[e]	366,188
	Perusahaan Penerbit SBSN
200,000	4.000%, 11/21/2018[e]	202,000

	Total	6,056,904

Iraq (0.1%)
	Iraq Government International Bond
500,000	5.800%, 1/15/2028	407,500

	Total	407,500

Ireland (<0.1%)
	MTS International Funding, Ltd.
100,000	8.625%, 6/22/2020	114,469

	Total	114,469

Ivory Coast (0.2%)
	Ivory Coast Government International Bond
1,472,000	2.500%, 12/31/2032[i]	1,089,280

	Total	1,089,280

Kazakhstan (0.2%)
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
110,000	6.250%, 5/20/2015	116,050
	KazMunayGas National Company
450,000	11.750%, 1/23/2015	535,478
470,000	6.375%, 4/9/2021[e]	517,000

	Total	1,168,528

Luxembourg (0.3%)
	Gazprom OAO Via Gaz Capital SA
217,000	9.250%, 4/23/2019	270,662
200,000	5.999%, 1/23/2021	214,404
200,000	5.999%, 1/23/2021[e]	214,404
	Gazprom Via Gazprom International, Ltd.
68,650	7.201%, 2/1/2020	74,912
	TNK-BP Finance SA
390,000	7.875%, 3/13/2018	446,062
130,000	7.250%, 2/2/2020	146,006

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Luxembourg (0.3%) - continued
	Vimpel Communications OJSC Via UBS Luxembourg SA
$100,000	8.250%, 5/23/2016	$104,362
	VTB Capital SA
390,000	6.000%, 4/12/2017[e]	395,850

	Total	1,866,662

Mexico (0.8%)
	Corporacion GEO SAB de CV
310,000	8.875%, 3/27/2022[a,e]	319,300
	Mexican Bonos
2,788,000	7.500%, 6/3/2027[j]	237,381
5,360,600	7.750%, 11/13/2042[j]	447,210
	Mexico Cetes
10,674,320	Zero Coupon, 10/4/2012[j]	790,797
	Mexico Government International Bond
30,000	5.875%, 1/15/2014	32,040
20,000	6.625%, 3/3/2015	22,600
100,000	5.625%, 1/15/2017	116,375
266,000	5.950%, 3/19/2019	324,254
260,000	3.625%, 3/15/2022	275,990
90,000	8.300%, 8/15/2031	139,500
230,000	6.750%, 9/27/2034	313,950
370,000	6.050%, 1/11/2040	477,300
690,000	4.750%, 3/8/2044	743,475
180,000	5.750%, 10/12/2110	204,750
	Pemex Project Funding Master Trust
590,000	6.625%, 6/15/2035	702,100
	Petroleos Mexicanos
45,000	8.000%, 5/3/2019	57,150
80,000	5.500%, 1/21/2021	90,400

	Total	5,294,572

Netherlands (<0.1%)
	VimpelCom Holdings BV
230,000	7.504%, 3/1/2022[e]	216,071

	Total	216,071

Nigeria (<0.1%)
	Nigeria Government International Bond
200,000	6.750%, 1/28/2021	215,500

	Total	215,500

Pakistan (<0.1%)
	Pakistan Government International Bond
200,000	6.875%, 6/1/2017	156,000
100,000	7.875%, 3/31/2036	62,250

	Total	218,250

Panama (0.2%)
	Panama Government International Bond
286,000	8.875%, 9/30/2027	443,300
260,000	9.375%, 4/1/2029	425,100
70,000	6.700%, 1/26/2036	94,500

	Total	962,900

Peru (0.3%)
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022[e]	209,000
	Corporacion Lindley SA
70,000	6.750%, 11/23/2021[e]	75,600
	Peru Government International Bond
230,000	5.625%, 11/18/2050	278,875
200,000	7.350%, 7/21/2025	281,000
354,000	8.750%, 11/21/2033	580,560
	Volcan Cia Minera SAA
60,000	5.375%, 2/2/2022[e]	62,400

	Total	1,487,435

Philippines (0.4%)
	Energy Development Corporation
120,000	6.500%, 1/20/2021	126,138
	Philippines Government International Bond
100,000	7.500%, 9/25/2024	132,750
70,000	9.500%, 10/21/2024	106,050
200,000	5.500%, 3/30/2026	236,500
547,000	9.500%, 2/2/2030	886,824
100,000	7.750%, 1/14/2031	142,250
961,000	6.375%, 10/23/2034	1,230,080

	Total	2,860,592

Qatar (<0.1%)
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
209,950	5.298%, 9/30/2020	229,895

	Total	229,895

Romania (0.1%)
	Romania Government International Bond
320,000	6.750%, 2/7/2022[e]	333,600

	Total	333,600

Russia (0.7%)
	Russia Government International Bond
1,200,000	4.500%, 4/4/2022[e]	1,257,132
1,867,601	7.500%, 3/31/2030	2,242,221
800,000	5.625%, 4/4/2042[e]	855,840

	Total	4,355,193

Serbia (<0.1%)
	Serbia Government International Bond
150,000	6.750%, 11/1/2024	144,000

	Total	144,000

South Africa (0.1%)
	Peermont Global Proprietary, Ltd.
220,000	7.750%, 4/30/2014[c]	258,922

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (8.4%)	Value
South Africa (0.1%) - continued
	South Africa Government International Bond
$630,000	4.665%, 1/17/2024	$681,975

	Total	940,897

South Korea (0.1%)
	South Korea Government International Bond
390,000	7.125%, 4/16/2019	491,840

	Total	491,840

Sri Lanka (<0.1%)
	Sri Lanka Government International Bond
200,000	6.250%, 7/27/2021[e]	201,170

	Total	201,170

Supranational (0.1%)
	Corporacion Andina de Fomento
639,000	3.750%, 1/15/2016	664,074
153,000	4.375%, 6/15/2022	156,279

	Total	820,353

Turkey (0.4%)
	Export Credit Bank of Turkey
250,000	5.375%, 11/4/2016[e]	258,125
	Turkey Government International Bond
430,000	5.625%, 3/30/2021	469,238
1,060,000	6.250%, 9/26/2022	1,200,450
130,000	7.375%, 2/5/2025	159,900
90,000	7.250%, 3/5/2038	110,700
330,000	6.750%, 5/30/2040	383,625

	Total	2,582,038

Ukraine (<0.1%)
	Ukraine Government International Bond
100,000	8.375%, 11/3/2017	83,500

	Total	83,500

United Arab Emirates (<0.1%)
	Dolphin Energy, Ltd.
128,064	5.888%, 6/15/2019	140,230

	Total	140,230

United States (0.3%)
	HSBC Bank USA
480,000	5.910%, 8/15/2040[g,k]	625,002
	HSBC Bank USA NA/New York
761,000	Zero Coupon, 1/4/2013[g,l]	365,046
	U.S. Treasury Notes
500,000	0.375%, 7/31/2013	500,606

	Total	1,490,654

Uruguay (0.1%)
	Uruguay Government International Bond
468,000	7.625%, 3/21/2036	673,920

	Total	673,920

Venezuela (0.6%)
	Petroleos de Venezuela SA
611,600	5.250%, 4/12/2017	434,236
510,000	9.000%, 11/17/2021	370,770
180,000	5.375%, 4/12/2027	101,250
30,000	5.500%, 4/12/2037	16,800
	Venezuela Government International Bond
100,000	13.625%, 8/15/2018	101,500
480,000	7.750%, 10/13/2019	368,400
196,500	6.000%, 12/9/2020	132,146
900,000	9.000%, 5/7/2023	693,000
1,415,000	8.250%, 10/13/2024	1,022,338
510,000	7.650%, 4/21/2025	351,900
20,000	11.750%, 10/21/2026	17,750
80,000	9.250%, 5/7/2028	60,800
360,000	11.950%, 8/5/2031	320,400

	Total	3,991,290

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
40,000	6.750%, 2/9/2022[e]	42,200
	Talent Yield Investments, Ltd.
230,000	4.500%, 4/25/2022[e]	235,301

	Total	277,501

	Total Long-Term Fixed Income (cost $52,256,269)	55,257,298

Shares	Collateral Held for Securities Loaned (5.1%)
33,307,673	Thrivent Financial Securities Lending Trust	33,307,673

	Total Collateral Held for Securities Loaned (cost $33,307,673)	33,307,673

Principal Amount	Short-Term Investments (0.9%)[m]
	Chariot Funding, LLC
5,580,000	0.150%, 7/2/2012[e,n]	5,579,954
	Federal National Mortgage Association Discount Notes
200,000	0.120%, 7/18/2012[n,o]	199,988

	Total Short-Term Investments (at amortized cost)	5,779,942

	Total Investments (cost $609,503,190) 91.6%	$599,536,654

	Other Assets and Liabilities, Net 8.4%	55,272,776

	Total Net Assets 100.0%	$654,809,430

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Principal amount is displayed in Euros.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 29, 2012.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2012, the value of these investments was $16,137,102 or 2.5% of total net assets.
f	Defaulted security. Interest is not being accrued.
g	Security is fair valued.
h	Principal amount is displayed in Chinese Yuan.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 29, 2012.
j	Principal amount is displayed in Mexican Pesos.
k	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
l	Principal amount is displayed in Brazilian Real.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
o	At June 29, 2012, $199,988 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$51,480,794
Gross unrealized depreciation	(62,779,778)

Net unrealized appreciation (depreciation)	$(11,298,984)

Cost for federal income tax purposes	$610,835,638

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	491,404	—	491,404	—
Consumer Discretionary	77,942,592	—	77,942,592	—
Consumer Staples	48,826,541	2,811,374	46,015,167	—
Energy	46,591,082	13,051,977	33,539,105	—
Financials	92,578,248	14,370,951	78,207,297	—
Health Care	42,585,334	3,277,464	39,307,870	—
Industrials	80,036,665	2,395,953	77,640,712	—
Information Technology	35,409,330	2,826,294	32,583,036	—
Materials	56,984,385	3,127,030	53,857,355	—
Telecommunications Services	19,395,332	2,297,874	17,097,458	—
Utilities	4,350,828	—	4,350,828	—
Long-Term Fixed Income
Basic Materials	1,735,202	—	1,735,202	—
Capital Goods	319,300	—	319,300	—
Communications Services	434,902	—	434,902	—
Consumer Cyclical	447,549	—	447,549	—
Consumer Non-Cyclical	240,218	—	240,208	10
Energy	4,823,996	—	4,823,996	—
Financials	2,472,347	—	1,482,299	990,048
Foreign Government	41,873,258	—	41,873,258	—
U.S. Government and Agencies	1,202,706	—	1,202,706	—
Utilities	1,707,820	—	1,707,820	—
Collateral Held for Securities Loaned	33,307,673	33,307,673	—	—
Short-Term Investments	5,779,942	—	5,779,942	—

Total	$599,536,654	$77,466,590	$521,080,006	$990,058

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	103,151	103,151	—	—
Foreign Currency Forward Contracts	178,722	—	178,722	—

Total Asset Derivatives	$281,873	$103,151	$178,722	$—

Liability Derivatives
Futures Contracts	102,635	102,635	—	—
Foreign Currency Forward Contracts	108,761	—	108,761	—

Total Liability Derivatives	$211,396	$102,635	$108,761	$—

The significant unobservable input used in the fair value measurement of the Long-Term Fixed Income Consumer Non-Cyclical Level 3 security is the lack of marketability. A significant increase or decrease in the input in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Long-Term Fixed Income Financials Level 3 securities are the lack of marketability and the volatility of the benchmark securities. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	4	September 2012	$881,281	$880,750	($531)
5-Yr. U.S. Treasury Bond Futures	28	September 2012	3,469,131	3,471,125	1,994
10-Yr. U.S. Treasury Bond Futures	21	September 2012	2,809,457	2,800,875	(8,582)
20-Yr. U.S. Treasury Bond Futures	26	September 2012	3,876,218	3,847,187	(29,031)
90 Day Euro$ Futures	20	September 2014	4,942,874	4,963,500	20,626
90 Day Euro$ Futures	(20)	September 2015	(4,907,212)	(4,943,500)	(36,288)
90 Day Euro$ Futures	10	March 2014	2,479,497	2,484,251	4,754
90 Day Euro$ Futures	(10)	March 2015	(2,466,203)	(2,477,626)	(11,423)
Mini MSCI EAFE Index Futures	21	September 2012	1,419,213	1,494,990	75,777
Ultra Long Term U.S Treasury Bond Futures	(14)	September 2012	(2,319,033)	(2,335,813)	(16,780)
Total Futures Contracts					$516

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Brazilian Real	SSB	158,890	7/23/2012	$77,000	$78,714	$1,714
Chinese Yuan	DB	2,042,497	9/4/2012	324,980	320,728	(4,252)
Chinese Yuan	BOA	964,971	9/4/2012	153,000	151,527	(1,473)
Euro	BIO	89,084	7/3/2012	112,773	112,736	(37)
Euro	SSB	142,197	7/2/2012 - 7/3/2012	179,097	179,950	853
Israeli Shekel	DB	586,499	9/19/2012	150,919	149,775	(1,144)
Israeli Shekel	CITI	294,561	9/19/2012	76,000	75,223	(777)
Malaysian Ringgit	HSBC	289,653	7/9/2012	91,000	91,177	177
Malaysian Ringgit	BB	480,527	7/5/2012 - 7/9/2012	151,846	151,312	(534)
Mexican Peso	HSBC	893,411	9/19/2012	64,211	66,451	2,240
Mexican Peso	UBS	223,337	9/19/2012	16,052	16,612	560
Mexican Peso	JPM	4,287,854	9/19/2012	303,619	318,926	15,307
Mexican Peso	DB	6,489,351	7/27/2012 - 9/19/2012	463,838	484,571	20,733
Mexican Peso	SSB	4,399,436	9/19/2012	313,000	327,225	14,225
Mexican Peso	BB	5,820,050	9/19/2012	419,032	432,890	13,858
Norwegian Krone	SSB	259,729	7/3/2012	42,891	43,662	771
Philippines Peso	DB	3,296,120	7/9/2012	76,000	78,179	2,179
Russian Ruble	CSFB	5,080,135	7/6/2012	154,289	156,911	2,622
Russian Ruble	DB	5,088,650	8/2/2012	155,000	156,258	1,258
Russian Ruble	BB	5,102,600	8/2/2012	155,000	156,686	1,686
Russian Ruble	CITI	12,718,984	7/5/2012 - 7/30/2012	385,000	391,159	6,159
Russian Ruble	UBS	5,610,655	7/5/2012 - 7/16/2012	171,000	173,055	2,055
South African Rand	BB	2,703,419	9/19/2012	320,230	327,082	6,852
South Korea Won	DB	173,085,263	7/13/2012	150,225	151,102	877
Taiwan Dollar	CITI	4,623,650	7/19/2012	155,000	154,805	(195)
Turkish Lira	RBS	142,177	9/19/2012	77,000	77,376	376
Total Purchases				$4,738,002	$4,824,092	$86,090
Sales
Brazilian Real	HSBC	157,157	7/23/2012	$77,000	$77,855	($855)
Brazilian Real	BB	72,436	7/18/2012	35,876	35,922	(46)
Brazilian Real	SSB	84,124	7/2/2012	41,241	41,884	(643)
Brazilian Real	CITI	1,876,145	7/18/2012	1,005,360	930,406	74,954
Canadian Dollar	SSB	450,006	7/3/2012	441,003	442,006	(1,003)
Chinese Yuan	RBS	1,936,368	9/4/2012	306,000	304,063	1,937
Chinese Yuan	DB	3,101,667	9/4/2012	488,881	487,047	1,834
Euro	UBS	12,711	9/19/2012	16,052	16,097	(45)
Euro	HSBC	174,831	9/19/2012	218,898	221,403	(2,505)
Euro	SSB	97,462	7/2/2012 - 7/5/2012	123,315	123,339	(24)
Euro	BB	122,000	9/19/2012	154,739	154,498	241
Euro	DB	122,000	9/19/2012	154,363	154,498	(135)
Euro	JPM	1,816,039	7/25/2012 - 9/19/2012	2,289,843	2,298,310	(8,467)
Euro	CITI	345,375	9/19/2012	434,670	437,375	(2,705)
Hong Kong Dollar	SSB	627,357	7/3/2012 - 7/5/2012	80,856	80,866	(10)
Israeli Shekel	JPM	891,520	9/19/2012	229,000	227,670	1,330
Japanese Yen	SSB	56,220,167	7/2/2012	706,460	703,325	3,135
Malaysian Ringgit	RBS	240,900	7/5/2012	75,000	75,883	(883)
Malaysian Ringgit	BB	536,928	7/9/2012	168,000	169,014	(1,014)
Mexican Peso	BB	2,610,492	7/2/2012	191,525	195,693	(4,168)
Mexican Peso	CITI	1,082,351	9/19/2012	77,000	80,504	(3,504)
Mexican Peso	SSB	1,077,372	9/19/2012	77,000	80,134	(3,134)
Mexican Peso	DB	14,020,176	7/27/2012	996,600	1,048,284	(51,684)
Mexican Peso	HSBC	694,967	9/19/2012	49,000	51,691	(2,691)
Philippines Peso	UBS	3,261,720	7/9/2012	77,000	77,363	(363)
Russian Ruble	HSBC	2,905,543	7/16/2012	88,651	89,514	(863)
Russian Ruble	UBS	1,972,370	7/6/2012	59,000	60,921	(1,921)
Russian Ruble	CSFB	5,080,135	7/5/2012	154,318	156,903	(2,585)
Russian Ruble	CITI	2,815,640	7/6/2012	86,000	86,967	(967)
South African Rand	BB	1,564,835	9/19/2012	185,000	189,326	(4,326)
South African Rand	RBS	650,397	9/19/2012	76,230	78,690	(2,460)
South African Rand	DB	496,928	9/19/2012	59,000	60,122	(1,122)
South Korea Won	DB	168,781,201	7/13/2012	146,537	147,344	(807)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales - continued
Swiss Franc	SSB	67,680	7/2/2012 - 7/5/2012	$70,658	$71,302	($644)
Taiwan Dollar	DB	4,643,800	7/19/2012	155,000	155,479	(479)
Turkish Lira	RBS	140,579	9/19/2012	77,000	76,507	493
Total Sales				$9,672,076	$9,688,205	($16,129)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$69,961

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BIO	-	Brown Brothers Harriman
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
RBS	-	The Royal Bank of Scotland
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2012, for Partner Worldwide Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	27,374
Total Interest Rate Contracts		27,374
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	75,777
Total Equity Contracts		75,777
Foreign Exchange Contracts Forward Contracts	Receivable/Payable for forward contracts, Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	178,722
Total Foreign Exchange Contracts		178,722

Total Asset Derivatives		$281,873

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	102,635
Total Interest Rate Contracts		102,635
Foreign Exchange Contracts
Forward Contracts	Receivable/Payable for forward contracts, Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	108,761
Total Foreign Exchange Contracts		108,761

Total Liability Derivatives		$211,396

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Partner Worldwide Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(42,012)
Total Equity Contracts		(42,012)
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	485,434
Total Foreign Exchange Contracts		485,434
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	194,549
Total Interest Rate Contracts		194,549

Total		$637,971

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Partner Worldwide Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(83,484)
Total Interest Rate Contracts		(83,484)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	61,900
Total Equity Contracts		61,900
Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	78,433
Total Foreign Exchange Contracts		78,433

Total		$56,849

The following table presents Partner Worldwide Allocation Portfolio’s average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Equity Contracts	$1,662,816	0.3%	N/A	N/A
Interest Rate Contracts	19,805,674	3.4	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$37,856,390	6.5

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$—	$113,121,658	$79,813,985	33,307,673	$33,307,673	$325,719
Total Value and Income Earned	—				33,307,673	325,719

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner International Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (97.9%)	Value
Australia (5.1%)
115,876	Australia & New Zealand Banking Group, Ltd.	$2,639,767
2,441,900	Beach Energy, Ltd.	2,377,915
395,556	BHP Billiton, Ltd.	12,884,680
536,253	Challenger, Ltd.	1,801,140
48,277	Flight Centre, Ltd.[a]	943,699
319,925	GrainCorp, Ltd.	3,132,252
234,906	Iluka Resources, Ltd.	2,772,540
336,129	Imdex, Ltd.	615,113
201,381	NRW Holdings, Ltd.	630,733
94,468	Ramsay Health Care, Ltd.	2,195,071
73,792	Rio Tinto, Ltd.	4,332,270
756,087	Westfield Retail Trust	2,217,804

	Total	36,542,984

Austria (0.1%)
20,491	Voestalpine AGa	544,228

	Total	544,228

Belgium (1.1%)
95,848	Anheuser-Busch InBev NV	7,556,781

	Total	7,556,781

Brazil (0.7%)
199,950	Petroleo Brasileiro SA ADR	3,753,062
568,100	Rossi Residencial SA	1,394,440

	Total	5,147,502

Canada (5.7%)
48,816	Agrium, Inc.[a]	4,326,361
74,945	Alimentation Couche-Tard, Inc.	3,272,817
16,231	Bank of Nova Scotia[a]	840,804
119,876	Barrick Gold Corporation	4,515,513
69,079	Canadian National Railway Company	5,841,962
28,360	Dollarama, Inc.	1,704,218
90,235	Enbridge, Inc.	3,603,728
249,150	Encana Corporation	5,189,794
1,096	Goldcorp, Inc.	41,263
21,017	Metro, Inc.	1,076,138
141,485	Nexen, Inc.	2,395,837
112,071	Pacific Rubiales Energy Corporation[a]	2,373,294
65,163	Suncor Energy, Inc.	1,884,293
25,619	TMX Group, Inc.	1,167,589
163,629	Yamana Gold, Inc.[a]	2,524,911

	Total	40,758,522

Denmark (2.4%)
17,433	Coloplast AS	3,134,588
464,250	Danske Bank AS ADR[b]	6,455,121
52,920	Novo Nordisk AS	7,675,351

	Total	17,265,060

Finland (0.5%)
320,150	Neste Oil OYJ	3,602,599

	Total	3,602,599

France (8.0%)
34,697	AtoS	2,074,988
529,725	AXA SA	7,081,703
92,158	Bouygues SA	2,472,930
193,350	Cap Gemini SA	7,116,391
26,731	Casino Guichard Perrachon SA	2,349,621
18,805	Christian Dior SA	2,586,199
189,500	Compagnie de Saint-Gobain	7,001,883
90,180	Faurecia[a]	1,499,987
443	Legrand SAa	15,036
13,105	Remy Cointreau SA	1,439,794
20,096	Sanofi	1,521,287
153,950	Total SA	6,929,133
18,399	Unibail-Rodamco	3,389,288
68,392	Vinci SA	3,196,309
369,468	Vivendi SA	6,865,035
22,171	Wendel SA	1,641,754

	Total	57,181,338

Germany (8.4%)
89,348	BASF SE	6,212,773
62,320	Bayerische Motoren Werke AG	4,509,974
4,113,450	Commerzbank AGb	6,986,410
166,600	Daimler AG	7,486,923
134,700	Deutsche Boerse AG	7,267,220
54,339	Henkel AG & Company KGaA	3,610,607
194,414	Infineon Technologies AG	1,315,825
152,150	Metro AG	4,436,707
75,895	RWE AG	3,103,694
90,710	SAP AG ADR	5,371,439
33,633	Siemens AG	2,826,091
98,710	Suedzucker AGa	3,501,782
23,292	Volkswagen AG	3,690,111

	Total	60,319,556

Hong Kong (2.4%)
527,000	Cathay Pacific Airways, Ltd.	854,381
3,904,550	Guangzhou Automobile Group Company, Ltd.[b]	3,282,480
675,000	Hutchison Whampoa, Ltd.	5,854,847
560,000	Link REIT	2,295,343
4,175,075	New World Development Company, Ltd.	4,919,678

	Total	17,206,729

Ireland (0.5%)
19,199	Paddy Power plc	1,253,319
86,085	Ryanair Holdings plc ADR[b]	2,616,984

	Total	3,870,303

Israel (0.9%)
172,400	Teva Pharmaceutical Industries, Ltd. ADR	6,799,456

	Total	6,799,456

Italy (1.9%)
369,650	Eni SPA	7,853,262
6,736,050	Telecom Italia SPA	5,458,229

	Total	13,311,491

Japan (19.2%)
43,900	Aisin Seiki Company, Ltd.	1,467,484
64,700	Aoyama Trading Company, Ltd.	1,328,104
348,000	Bank of Yokohama, Ltd.	1,645,389
379,150	Bridgestone Corporation[a]	8,706,839

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner International Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (97.9%)	Value
Japan (19.2%) - continued
111,500	Canon, Inc.[a]	$4,450,023
141,100	CMK Corporation	596,306
85,000	Daihatsu Motor Company, Ltd.	1,488,110
398,800	Daiichi Sankyo Company, Ltd.	6,724,506
1,890,200	Daiwa Securities Group, Inc.	7,123,648
52,100	East Japan Railway Company	3,271,422
34,600	FamilyMart Company, Ltd.	1,583,607
43,500	HIS Company, Ltd.	1,546,813
405,000	Hitachi, Ltd.	2,497,165
29,000	Idemitsu Kosan Company, Ltd.	2,601,349
928,000	IHI Corporation	1,984,981
246,600	ITOCHU Corporation	2,591,928
123,800	Japan Tobacco, Inc.	3,667,655
149,100	JX Holdings, Inc.	768,463
263	KDDI Corporation	1,696,590
92,000	Konica Minolta Holdings, Inc.	724,772
264,000	Marubeni Corporation	1,759,005
369,000	Mitsubishi Chemical Holdings Corporation	1,626,661
79,900	Mitsubishi Corporation	1,615,122
338,000	Mitsubishi UFJ Financial Group, Inc.	1,619,317
74,800	Mitsui & Company, Ltd.	1,111,517
347,400	Mori Seiki Company, Ltd.	3,023,956
389,145	MS and AD Insurance Group Holdings, Inc.	6,808,204
289,700	Nikon Corporation	8,818,680
1,144,550	Nippon Sheet Glass Company	1,261,022
178,000	Nippon Soda Company, Ltd.	716,894
31,400	Nippon Telegraph & Telephone Corporation	1,464,198
327,000	Nippon Yusen Kabushiki Kaisha	864,864
974,450	Nissan Motor Company, Ltd.	9,253,114
1,278	NTT DoCoMo, Inc.	2,126,595
53,600	Otsuka Holdings Company, Ltd.	1,645,265
69,800	Ship Healthcare Holdings, Inc.	1,682,199
1,369,700	Sojitz Corporation	2,266,240
625,750	Sumitomo Corporation	8,755,374
236,800	Sumitomo Electric Industries, Ltd.	2,950,736
2,664,400	Sumitomo Mitsui Trust Holdings, Inc.	7,962,881
76,200	Suzuki Motor Corporation	1,564,605
15,000	TDK Corporation	610,627
46,000	Toyo Suisan Kaisha, Ltd.	1,226,683
114,600	Toyota Motor Corporation	4,625,510
287,700	UNY Company, Ltd.	3,151,272
49,900	West Japan Railway Company	2,052,785

	Total	137,028,480

Netherlands (3.8%)
1,873,850	Aegon NV	8,690,092
43,622	ASM International NV	1,656,990
67,664	ASML Holding NV	3,474,960
29,082	Gemalto NV	2,088,770
121,064	Koninklijke (Royal) Ahold NV	1,499,649
199,335	Koninklijke DSM NV	9,827,125
6,307	Ziggo NVb	201,015

	Total	27,438,601

New Zealand (0.2%)
643,676	Telecom Corporation of New Zealand, Ltd.	1,225,576

	Total	1,225,576

Norway (2.0%)
67,574	Seadrill, Ltd.	2,410,038
332,311	Statoil ASA	7,925,059
880,000	STX OSV Holdings, Ltd.	1,051,096
70,300	Yara International ASA	3,076,426

	Total	14,462,619

Portugal (0.5%)
5,098,600	Banco Espirito Santo SAb	3,485,527

	Total	3,485,527

Singapore (1.4%)
3,461,000	Golden Agri-Resources, Ltd.	1,848,253
783,765	Keppel Corporation, Ltd.	6,420,710
487,000	SembCorp Industries, Ltd.	1,993,248

	Total	10,262,211

South Korea (1.8%)
21,350	POSCO	6,835,246
28,254	SK Telecom Company, Ltd.	3,091,951
273,240	SK Telecom Company, Ltd. ADR	3,306,204

	Total	13,233,401

Spain (1.1%)
915,942	Banco Bilbao Vizcaya Argentaria SA	6,541,068
29,959	Viscofan SA	1,287,365

	Total	7,828,433

Sweden (1.8%)
137,322	Atlas Copco AB	2,955,254
113,920	Boliden AB	1,589,608
60,995	Skanska AB	934,712
242,108	Swedbank AB	3,814,131
313,738	Volvo AB	3,587,099

	Total	12,880,804

Switzerland (10.3%)
143,650	Adecco SAb	6,387,749
68,436	Aryzta AGb	3,406,198
74,159	Compagnie Financiere Richemont SA	4,071,838
346,600	Credit Suisse Group[b]	6,341,407
8,607	Dufry AGb	1,043,188
4,721	Galenica AG	3,003,112
6,427	Givaudan SAb	6,307,539
119,536	Holcim, Ltd.[b]	6,622,599
147,807	Nestle SA	8,820,335
131,500	Novartis AG	7,351,947
102,357	Roche Holding AG	17,679,497
11,697	Zurich Insurance Group AGb	2,644,832

	Total	73,680,241

Thailand (1.8%)
729,325	Bangkok Bank pcl	4,795,992

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner International Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (97.9%)	Value
Thailand (1.8%) - continued
802,750	PTT pcl	$8,223,127

	Total	13,019,119

United Kingdom (16.3%)
202,670	Babcock International Group plc	2,714,445
2,517,996	BAE Systems plc	11,415,572
94,338	Bellway plc	1,236,929
165,139	BG Group plc	3,380,681
72,697	British American Tobacco plc	3,695,956
1,115,030	BT Group plc	3,694,705
286,650	BTG plc[b]	1,833,078
87,194	Burberry Group plc	1,815,465
282,767	Diageo plc	7,288,391
147,538	Drax Group plc	1,297,895
95,562	GlaxoSmithKline plc	2,170,627
157,250	HSBC Holdings plc ADR	6,939,442
147,360	Imperial Tobacco Group plc	5,677,595
267,507	Inchcape plc	1,388,606
77,349	InterContinental Hotels Group plc	1,862,154
449,248	Intermediate Capital Group plc	1,904,009
1,060,704	ITV plc	1,276,333
783,950	Legal & General Group plc	1,567,286
180,729	London Stock Exchange Group plc	2,853,141
293,726	Mondi plc	2,515,877
236,344	National Grid plc	2,504,802
202,600	Pearson plc	4,019,984
264,915	Persimmon plc	2,536,297
231,721	Prudential plc	2,686,839
88,336	Rightmove plc	2,207,335
92,560	Rio Tinto plc	4,398,840
151,837	Sports Direct International plc[b]	727,985
20,620	Standard Chartered plc	447,934
2,411,643	Tesco plc	11,720,171
86,213	Unilever plc	2,894,529
2,579,637	Vodafone Group plc	7,250,456
754,300	WPP plc	9,157,097

	Total	117,080,456

United States (<0.1%)
12,234	Molycorp, Inc.[b]	263,643

	Total	263,643

	Total Common Stock (cost $772,843,014)	701,995,660

	Collateral Held for Securities Loaned (4.1%)
29,171,018	Thrivent Financial Securities Lending Trust	29,171,018

	Total Collateral Held for Securities Loaned (cost $29,171,018)	29,171,018

Principal Amount	Short-Term Investments (1.3%)[c]
	Nieuw Amsterdam Receivables Corporation
9,000,000	0.150%, 7/2/2012[d,e]	$8,999,925

	Total Short-Term Investments (at amortized cost)	8,999,925

	Total Investments (cost $811,013,957) 103.3%	$740,166,603

	Other Assets and Liabilities, Net (3.3%)	(23,985,580)

	Total Net Assets 100.0%	$716,181,023

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2012, the value of these investments was $8,999,925 or 1.3% of total net assets.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$48,070,588
Gross unrealized depreciation	(120,491,064)

Net unrealized appreciation (depreciation)	$(72,420,476)
Cost for federal income tax purposes	$812,587,079

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner International Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Partner International Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	112,789,082	—	112,789,082	—
Consumer Staples	81,873,913	—	81,873,913	—
Energy	62,363,277	8,942,856	53,420,421	—
Financials	124,243,926	6,939,442	117,304,484	—
Health Care	63,415,984	6,799,456	56,616,528	—
Industrials	106,187,810	2,616,984	103,570,826	—
Information Technology	30,963,654	—	30,963,654	—
Materials	86,144,445	263,643	85,880,802	—
Telecommunications Services	29,515,519	3,306,204	26,209,315	—
Utilities	4,498,050	—	4,498,050	—
Collateral Held for Securities Loaned	29,171,018	29,171,018	—	—
Short-Term Investments	8,999,925	—	8,999,925	—

Total	$740,166,603	$58,039,603	$682,127,000	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives Foreign Currency Forward Contracts	5,675	—	5,675	—

Total Asset Derivatives	$5,675	$—	$5,675	$—

Liability Derivatives Foreign Currency Forward Contracts	3,553	—	3,553	—

Total Liability Derivatives	$3,553	$—	$3,553	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Euro	BIO	152,715	7/3/2012	$193,325	$193,261	($64)
Total Purchases				$193,325	$193,261	($64)
Sales
Brazilian Real	SSB	174,419	7/2/2012	$85,508	$86,841	($1,333)
Canadian Dollar	SSB	968,524	7/3/2012	949,148	951,304	(2,156)
Japanese Yen	SSB	80,255,130	7/2/2012	1,009,680	1,004,005	5,675
Total Sales				$2,044,336	$2,042,150	$2,186
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$2,122

Counterparty

BIO	-	Brown Brothers Harriman
SSB	-	State Street Bank

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner International Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2012, for Partner International Stock Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Foreign Exchange Contracts
Forward Contracts	Receivable/Payable for forward contracts, Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	5,675
Total Foreign Exchange Contracts		5,675

Total Asset Derivatives		$5,675

Liability Derivatives
Foreign Exchange Contracts
Forward Contracts	Receivable/Payable for forward contracts, Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	3,553
Total Foreign Exchange Contracts		3,553

Total Liability Derivatives		$3,553

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Partner International Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	75,777
Total Foreign Exchange Contracts		75,777

Total		$75,777

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Partner International Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	2,264
Total Foreign Exchange Contracts		2,264

Total		$2,264

The following table presents Partner International Stock Portfolio’s average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Foreign Exchange Contracts	$6,328,150	0.8

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner International Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner International Stock Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$38,197,124	$308,135,093	$317,161,199	29,171,018	$29,171,018	$797,987
Total Value and Income Earned	38,197,124				29,171,018	797,987

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (96.8%)	Value
Consumer Discretionary (12.6%)
690	Amazon.com, Inc.[a]	$157,561
6,350	CarMax, Inc.[a]	164,719
3,270	Kohl’s Corporation	148,752
4,620	Lowe’s Companies, Inc.	131,393
340	Priceline.com, Inc.[a]	225,937
3,280	Starbucks Corporation	174,890

	Total	1,003,252

Consumer Staples (10.9%)
2,270	Coca-Cola Company	177,491
2,290	Costco Wholesale Corporation	217,550
7,060	CVS Caremark Corporation	329,914
2,070	PepsiCo, Inc.	146,266

	Total	871,221

Energy (10.3%)
5,440	Cameron International Corporation[a]	232,342
4,480	Noble Corporation[a]	145,734
6,110	QEP Resources, Inc.	183,117
8,930	Suncor Energy, Inc. ADR	258,524

	Total	819,717

Financials (10.8%)
2,030	Aflac, Inc.	86,458
3,720	American Express Company	216,541
920	IntercontinentalExchange, Inc.[a]	125,101
5,060	SunTrust Banks, Inc.	122,604
2,100	T. Rowe Price Group, Inc.	132,216
5,170	Wells Fargo & Company	172,885

	Total	855,805

Health Care (14.2%)
3,940	Allergan, Inc.	364,726
800	Cerner Corporation[a]	66,128
1,350	Edwards Lifesciences Corporation[a]	139,455
3,870	Gilead Sciences, Inc.[a]	198,453
110	Intuitive Surgical, Inc.[a]	60,917
2,020	Novartis AG ADR	112,918
1,060	Perrigo Company	125,006
980	Varian Medical Systems, Inc.[a]	59,555

	Total	1,127,158

Industrials (8.9%)
1,180	3M Company	105,728
2,610	C.H. Robinson Worldwide, Inc.	152,763
1,840	Cooper Industries plc	125,451
4,070	Danaher Corporation	211,966
2,910	Expeditors International of Washington, Inc.	112,762

	Total	708,670

Information Technology (25.9%)
2,520	Acme Packet, Inc.[a]	46,998
550	Apple, Inc.[a]	321,200
4,040	Cognizant Technology Solutions Corporation[a]	242,400
320	Google, Inc.[a]	185,622
690	Informatica Corporation[a]	29,229
730	International Business Machines Corporation	142,773
2,620	Intuit, Inc.	155,497
4,610	Juniper Networks, Inc.[a]	75,189
1,550	Mercadolibre, Inc.	117,490
6,340	Microsoft Corporation	193,941
5,860	QUALCOMM, Inc.	326,285
440	Salesforce.com, Inc.[a]	60,834
3,810	Texas Instruments, Inc.	109,309
590	VMware, Inc.[a]	53,714

	Total	2,060,481

Materials (3.2%)
3,690	Ecolab, Inc.	252,876

	Total	252,876

	Total Common Stock (cost $7,135,155)	7,699,180

	Total Investments (cost $7,135,155) 96.8%	$7,699,180

	Other Assets and Liabilities, Net 3.2%	254,200

	Total Net Assets 100.0%	$7,953,380

a	Non-income producing security.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$883,018
Gross unrealized depreciation	(325,466)

Net unrealized appreciation (depreciation)	$557,552

Cost for federal income tax purposes	$7,141,628

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Partner Socially Responsible Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,003,252	1,003,252	—	—
Consumer Staples	871,221	871,221	—	—
Energy	819,717	819,717	—	—
Financials	855,805	855,805	—	—
Health Care	1,127,158	1,127,158	—	—
Industrials	708,670	708,670	—	—
Information Technology	2,060,481	2,060,481	—	—
Materials	252,876	252,876	—	—

Total	$7,699,180	$7,699,180	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Growth Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (95.8%)	Value
Consumer Discretionary (13.2%)
1,505	Amazon.com, Inc.[a]	$343,667
1,825	Coach, Inc.	106,726
2,250	DIRECTV[a]	109,845
2,150	Expedia, Inc.	103,350
2,200	Harman International Industries, Inc.	87,120
2,350	Michael Kors Holdings, Ltd.[a]	98,324
700	Panera Bread Company[a]	97,608
600	Priceline.com, Inc.[a]	398,712
4,005	Starbucks Corporation	213,547
2,950	TJX Companies, Inc.	126,643
2,500	TripAdvisor, Inc.[a]	111,725

	Total	1,797,267

Consumer Staples (5.7%)
2,200	Coca-Cola Company	172,018
4,050	Companhia de Bebidas das Americas ADR	155,237
1,425	Herbalife, Ltd.	68,870
3,175	Mead Johnson Nutrition Company	255,619
1,725	Monster Beverage Corporation[a]	122,820

	Total	774,564

Energy (7.8%)
1,775	Apache Corporation	156,005
450	CNOOC, Ltd. ADR	90,562
4,150	Helmerich & Payne, Inc.	180,442
4,075	National Oilwell Varco, Inc.	262,593
1,525	Occidental Petroleum Corporation	130,799
2,875	Schlumberger, Ltd.	186,616
2,764	Superior Energy Services, Inc.[a]	55,916

	Total	1,062,933

Financials (3.5%)
2,100	American Express Company	122,241
750	Franklin Resources, Inc.	83,242
870	IntercontinentalExchange, Inc.[a]	118,303
2,400	T. Rowe Price Group, Inc.	151,104

	Total	474,890

Health Care (10.7%)
1,650	Amgen, Inc.	120,516
1,450	Cerner Corporation[a]	119,857
5,625	Cubist Pharmaceuticals, Inc.[a]	213,244
775	Edwards Lifesciences Corporation[a]	80,058
850	Intuitive Surgical, Inc.[a]	470,721
2,550	Johnson & Johnson	172,278
1,950	Novo Nordisk A/S ADR	283,413

	Total	1,460,087

Industrials (5.6%)
7,075	ABB, Ltd. ADR[a]	115,464
2,850	Dover Corporation	152,789
4,775	Eaton Corporation	189,233
3,125	Fluor Corporation	154,188
3,075	Komatsu, Ltd. ADR	72,908
1,025	Parker Hannifin Corporation	78,802

	Total	763,384

Information Technology (42.2%)
3,950	Accenture plc	237,356
1,120	Apple, Inc.[a]	654,080
2,675	ASML Holding NV	137,548
4,925	Autodesk, Inc.[a]	172,326
3,700	Check Point Software Technologies, Ltd.[a]	183,483
1,475	Citrix Systems, Inc.[a]	123,812
2,925	Cognizant Technology Solutions Corporation[a]	175,500
2,650	CommVault Systems, Inc.[a]	131,360
5,225	eBay, Inc.[a]	219,502
11,125	EMC Corporation[a]	285,134
825	F5 Networks, Inc.[a]	82,137
3,025	Facebook, Inc.[a]	94,138
4,000	Fortinet, Inc.[a]	92,880
947	Google, Inc.[a]	549,326
2,000	Informatica Corporation[a]	84,720
5,325	Intel Corporation	141,911
1,525	Intuit, Inc.	90,509
3,050	Lam Research Corporation[a]	115,107
475	MasterCard, Inc.	204,302
3,825	Nuance Communications, Inc.[a]	91,111
14,250	Oracle Corporation	423,225
8,050	QUALCOMM, Inc.	448,224
1,550	Salesforce.com, Inc.[a]	214,303
2,625	SAP AG ADR	155,820
4,550	Solarwinds, Inc.[a]	198,198
1,850	Teradata Corporation[a]	133,219
3,725	TIBCO Software, Inc.[a]	111,452
2,200	VMware, Inc.[a]	200,288

	Total	5,750,971

Materials (6.3%)
2,050	Agrium, Inc.	181,363
6,050	Barrick Gold Corporation	227,299
1,250	Cliffs Natural Resources, Inc.	61,613
2,800	Goldcorp, Inc.	105,224
2,600	Rio Tinto plc ADR	124,306
10,050	Yamana Gold, Inc.	154,770

	Total	854,575

Telecommunications Services (0.8%)
3,656	Tim Participacoes SA ADR	100,394

	Total	100,394

	Total Common Stock (cost $11,418,822)	13,039,065

	Total Investments (cost $11,418,822) 95.8%	$13,039,065

	Other Assets and Liabilities, Net 4.2%	577,290

	Total Net Assets 100.0%	$13,616,355

a	Non-income producing security.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Growth Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,152,589
Gross unrealized depreciation	(536,768)

Net unrealized appreciation (depreciation)	$1,615,821

Cost for federal income tax purposes	$11,423,244

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Partner All Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,797,267	1,797,267	—	—
Consumer Staples	774,564	774,564	—	—
Energy	1,062,933	1,062,933	—	—
Financials	474,890	474,890	—	—
Health Care	1,460,087	1,460,087	—	—
Industrials	763,384	763,384	—	—
Information Technology	5,750,971	5,750,971	—	—
Materials	854,575	854,575	—	—
Telecommunications Services	100,394	100,394	—	—

Total	$13,039,065	$13,039,065	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Partner All Cap Growth Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Options Purchased	Net realized gains/(losses) on Investments	(19,221)
Total Equity Contracts		(19,221)

Total		($19,221)

The following table presents Partner All Cap Growth Portfolio’s average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Options (Contracts)
Equity Contracts	5

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Value Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (97.2%)	Value
Consumer Discretionary (7.8%)
1,980	Ascena Retail Group, Inc.[a]	$36,868
4,333	Comcast Corporation	138,526
2,914	Mohawk Industries, Inc.[a]	203,485
10,820	Talbots, Inc.[a]	27,266
1,890	Target Corporation	109,979

	Total	516,124

Consumer Staples (9.2%)
7,620	Adecoagro SAa	69,876
3,780	Coca-Cola Company	295,558
4,200	Molson Coors Brewing Company	174,762
940	PepsiCo, Inc.	66,420

	Total	606,616

Energy (10.6%)
910	Apache Corporation	79,980
2,460	Baker Hughes, Inc.	101,106
2,410	Bill Barrett Corporation[a]	51,622
3,350	Chevron Corporation	353,425
800	Exxon Mobil Corporation	68,456
1,980	Valero Energy Corporation	47,817

	Total	702,406

Financials (23.3%)
2,060	ACE, Ltd.	152,708
950	BlackRock, Inc.	161,329
3,810	Brown & Brown, Inc.	103,899
6,300	Citigroup, Inc.	172,683
2,140	Goldman Sachs Group, Inc.	205,140
2,570	M&T Bank Corporation	212,205
3,450	Marsh & McLennan Companies, Inc.	111,194
1,640	PNC Financial Services Group, Inc.	100,220
5,160	SunTrust Banks, Inc.	125,027
5,680	Wells Fargo & Company	189,939

	Total	1,534,344

Health Care (10.7%)
1,680	Baxter International, Inc.	89,292
3,930	Humana, Inc.	304,339
4,000	Merck & Company, Inc.	167,000
2,480	UnitedHealth Group, Inc.	145,080

	Total	705,711

Industrials (11.1%)
24,601	AerCap Holdings NVa	277,499
2,550	Honeywell International, Inc.	142,392
3,710	Navistar International
	Corporation[a]	105,253
6,720	Quanta Services, Inc.[a]	161,750
1,980	United Continental Holdings, Inc.[a]	48,174
	Total	735,068

Information Technology (11.6%)
8,520	Ciena Corporation[a]	139,473
5,460	Cisco Systems, Inc.	93,748
13,900	Juniper Networks, Inc.[a]	226,709
5,190	TE Connectivity, Ltd.	165,613
4,120	Xilinx, Inc.	138,308

	Total	763,851

Materials (4.6%)
3,550	Mosaic Company	194,398
1,960	Rock-Tenn Company	106,918

	Total	301,316

Telecommunications Services (2.3%)
3,350	Verizon Communications, Inc.	148,874

	Total	148,874

Utilities (6.0%)
57,840	GenOn Energy, Inc.[a]	98,906
3,330	NiSource, Inc.	82,418
2,000	Public Service Enterprise Group, Inc.	65,000
3,160	SCANA Corporation	151,174

	Total	397,498

	Total Common Stock (cost $6,791,487)	6,411,808

Contracts	Options Purchased (<0.1%)
	Put on Humana, Inc.
5	$72.50, expires 7/21/2012	150
5	$67.50, expires 8/18/2012	250
	Put on Unitedhealth Group, Inc.
8	$55.00, expires 7/21/2012	360
8	$52.50, expires 8/18/2012	480

	Total Options Purchased (cost $2,632)	1,240

	Total Investments (cost $6,794,119) 97.2%	$6,413,048

	Other Assets and Liabilities, Net 2.8%	185,952

	Total Net Assets 100.0%	$6,599,000

a	Non-income producing security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$380,808
Gross unrealized depreciation	(763,009)

Net unrealized appreciation (depreciation)	$(382,201)

Cost for federal income tax purposes	$6,795,249

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Value Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Partner All Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	516,124	516,124	—	—
Consumer Staples	606,616	606,616	—	—
Energy	702,406	702,406	—	—
Financials	1,534,344	1,534,344	—	—
Health Care	705,711	705,711	—	—
Industrials	735,068	735,068	—	—
Information Technology	763,851	763,851	—	—
Materials	301,316	301,316	—	—
Telecommunications Services	148,874	148,874	—	—
Utilities	397,498	397,498	—	—
Options Purchased	1,240	1,240	—	—

Total	$6,413,048	$6,413,048	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2012, for Partner All Cap Value Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Options Purchased	Investments in securities at value, Net Assets - Net unrealized appreciation/ (depreciation) on Investments	1,240
Total Equity Contracts		1,240

Total Asset Derivatives		$1,240

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Partner All Cap Value Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(4)
Total Foreign Exchange Contracts		(4)

Total		($4)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Partner All Cap Value Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Options Purchased	Change in net unrealized appreciation/(depreciation) on Investments	(1,392)
Total Equity Contracts		(1,392)

Total		($1,392)

Partner All Cap Value Portfolio’s average volume of derivative activity for foreign exchange and options purchased contracts during the period was <0.1% of average net assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (99.0%)	Value
Consumer Discretionary (10.8%)
2,860	Amazon.com, Inc.[a]	$653,081
6,150	Coach, Inc.	359,652
18,170	Comcast Corporation	580,895
11,800	DIRECTV[a]	576,076
15,780	DISH Network Corporation	450,519
9,590	Home Depot, Inc.	508,174
8,300	Macy’s, Inc.	285,105
590	Priceline.com, Inc.[a]	392,067
2,350	Ralph Lauren Corporation	329,141
3,120	VF Corporation	416,364
13,610	Viacom, Inc.	639,942
5,930	Yum! Brands, Inc.	382,011

	Total	5,573,027

Consumer Staples (11.1%)
25,640	Altria Group, Inc.	885,862
30,760	CVS Caremark Corporation	1,437,415
3,650	Estee Lauder Companies, Inc.	197,538
15,060	Kraft Foods, Inc.	581,617
1,670	Lorillard, Inc.	220,357
1,800	Mead Johnson Nutrition Company	144,918
14,220	PepsiCo, Inc.	1,004,785
4,990	Procter & Gamble Company	305,638
13,520	Wal-Mart Stores, Inc.	942,614

	Total	5,720,744

Energy (10.8%)
2,980	Anadarko Petroleum Corporation	197,276
3,510	Apache Corporation	308,494
9,720	Chevron Corporation	1,025,460
7,854	Ensco plc	368,902
19,760	Exxon Mobil Corporation	1,690,863
12,710	Halliburton Company	360,837
5,980	Marathon Petroleum Corporation	268,622
5,660	National Oilwell Varco, Inc.	364,731
11,390	Occidental Petroleum Corporation	976,920

	Total	5,562,105

Financials (14.3%)
5,120	American Tower Corporation	357,939
13,280	Berkshire Hathaway, Inc.[a]	1,106,622
5,290	Boston Properties, Inc.	573,277
10,300	Capital One Financial Corporation	562,998
1,450	CME Group, Inc.	388,760
28,500	Invesco, Ltd.	644,100
33,630	J.P. Morgan Chase & Company	1,201,600
60,630	KeyCorp	469,276
25,550	MetLife, Inc.	788,217
2,880	Public Storage, Inc.	415,901
60,490	Regions Financial Corporation	408,308
1,520	Simon Property Group, Inc.	236,603
13,910	TD Ameritrade Holding Corporation	236,470

	Total	7,390,071

Health Care (11.6%)
3,510	Allergan, Inc.	324,921
7,270	Amgen, Inc.	531,001
3,640	Biogen Idec, Inc.[a]	525,543
2,920	C.R. Bard, Inc.	313,725
3,400	Edwards Lifesciences Corporation[a]	351,220
7,160	Express Scripts Holding Company[a]	399,743
10,670	Gilead Sciences, Inc.[a]	547,157
4,680	Hospira, Inc.[a]	163,706
7,570	Medicis Pharmaceutical Corporation	258,515
2,000	Medivation, Inc.[a]	182,800
3,820	Onyx Pharmaceuticals, Inc.[a]	253,839
48,815	Pfizer, Inc.	1,122,745
8,620	UnitedHealth Group, Inc.	504,270
7,563	Valeant Pharmaceuticals International, Inc.[a]	338,747
2,870	Varian Medical Systems, Inc.[a]	174,410

	Total	5,992,342

Industrials (10.4%)
7,620	Boeing Company	566,166
4,210	Caterpillar, Inc.	357,471
1,800	Colfax Corporation[a]	49,626
3,420	Cummins, Inc.	331,432
11,290	Danaher Corporation	587,983
1,480	Flowserve Corporation	169,830
41,810	General Electric Company	871,320
6,500	Ingersoll-Rand plc	274,170
2,340	Precision Castparts Corporation	384,907
3,240	Republic Services, Inc.	85,731
3,630	Union Pacific Corporation	433,095
8,010	United Parcel Service, Inc.	630,868
8,470	United Technologies Corporation	639,739

	Total	5,382,338

Information Technology (19.7%)
6,600	Accenture plc	396,594
9,400	ADTRAN, Inc.	283,786
4,450	Altera Corporation	150,588
4,900	Apple, Inc.[a]	2,861,600
5,200	Avago Technologies, Ltd.	186,680
6,340	BMC Software, Inc.[a]	270,591
13,070	Broadcom Corporation[a]	441,766
8,400	Check Point Software Technologies, Ltd.[a]	416,556
6,770	Cognizant Technology Solutions Corporation[a]	406,200
1,780	Google, Inc.[a]	1,032,525
24,090	Hewlett-Packard Company	484,450
22,180	Juniper Networks, Inc.[a]	361,756
10,640	Maxim Integrated Products, Inc.	272,809
9,000	NXP Semiconductors NVa	209,250
24,040	Oracle Corporation	713,988
13,000	QUALCOMM, Inc.	723,840
5,260	Visa, Inc.	650,294
3,390	VMware, Inc.[a]	308,625

	Total	10,171,898

Materials (3.6%)
1,170	CF Industries Holdings, Inc.	226,676
5,280	Ecolab, Inc.	361,838
7,790	Freeport-McMoRan Copper & Gold, Inc.	265,405

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (99.0%)	Value
Materials (3.6%) - continued
7,600	LyondellBasell Industries NV	$306,052
5,290	Newmont Mining Corporation	256,618
1,930	PPG Industries, Inc.	204,812
1,880	Praxair, Inc.	204,412

	Total	1,825,813

Telecommunications Services (3.1%)
10,842	AT&T, Inc.	386,626
10,089	CenturyLink, Inc.	398,415
90,590	Frontier Communications Corporation[b]	346,960
9,140	NII Holdings, Inc.[a]	93,502
6,570	SBA Communications Corporation[a]	374,818

	Total	1,600,321

Utilities (3.6%)
8,990	Dominion Resources, Inc.	485,460
14,520	Edison International, Inc.	670,824
2,910	ITC Holdings Corporation	200,528
17,380	PPL Corporation	483,338

	Total	1,840,150

	Total Common Stock (cost $48,612,368)	51,058,809

	Collateral Held for Securities Loaned (0.7%)
362,240	Thrivent Financial Securities Lending Trust	362,240
	Total Collateral Held for Securities Loaned (cost $362,240)	362,240

	Total Investments (cost $48,974,608) 99.7%	$51,421,049

	Other Assets and Liabilities, Net 0.3%	138,326

	Total Net Assets 100.0%	$51,559,375

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,516,656
Gross unrealized depreciation	(2,307,042)

Net unrealized appreciation (depreciation)	$2,209,614

Cost for federal income tax purposes	$49,211,435

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	5,573,027	5,573,027	—	—
Consumer Staples	5,720,744	5,720,744	—	—
Energy	5,562,105	5,562,105	—	—
Financials	7,390,071	7,390,071	—	—
Health Care	5,992,342	5,992,342	—	—
Industrials	5,382,338	5,382,338	—	—
Information Technology	10,171,898	10,171,898	—	—
Materials	1,825,813	1,825,813	—	—
Telecommunications Services	1,600,321	1,600,321	—	—
Utilities	1,840,150	1,840,150	—	—
Collateral Held for Securities Loaned	362,240	362,240	—	—

Total	$51,421,049	$51,421,049	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$—	$1,979,665	$1,617,425	362,240	$362,240	$2,593
Total Value and Income Earned	—				362,240	2,593

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Portfolio II

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (99.3%)	Value
Consumer Discretionary (16.2%)
1,654	Amazon.com, Inc.[a]	$377,691
400	AutoZone, Inc.[a]	146,868
17,359	Comcast Corporation	554,967
5,300	Home Depot, Inc.	280,847
10,050	Las Vegas Sands Corporation	437,075
2,300	NIKE, Inc.	201,894
4,900	Sally Beauty Holdings, Inc.[a]	126,126

	Total	2,125,468

Consumer Staples (9.7%)
5,996	Altria Group, Inc.	207,162
4,707	Anheuser-Busch InBev NV ADR	374,913
2,017	British American Tobacco plc ADR	205,976
3,460	Coca-Cola Company	270,537
3,066	Wal-Mart Stores, Inc.	213,761

	Total	1,272,349

Energy (10.2%)
3,397	Apache Corporation	298,562
8,400	Consol Energy, Inc.	254,016
2,563	Ensco plc	120,384
1,800	EOG Resources, Inc.	162,198
8,400	Valero Energy Corporation	202,860
23,427	Weatherford International, Ltd.[a]	295,883

	Total	1,333,903

Financials (8.6%)
5,200	Ameriprise Financial, Inc.	271,752
4,377	Citigroup, Inc.	119,974
1,004	CME Group, Inc.	269,182
5,968	J.P. Morgan Chase & Company	213,237
7,605	Wells Fargo & Company	254,311

	Total	1,128,456

Health Care (12.5%)
3,281	Amgen, Inc.	239,644
5,529	Baxter International, Inc.	293,867
3,000	Biogen Idec, Inc.[a]	433,140
3,600	Shire Pharmaceuticals Group plc ADR	311,004
6,240	UnitedHealth Group, Inc.	365,040

	Total	1,642,695

Industrials (9.5%)
3,750	Boeing Company	278,625
6,200	Dover Corporation	332,382
4,830	Parker Hannifin Corporation	371,330
5,000	Tyco International, Ltd.	264,250

	Total	1,246,587

Information Technology (30.5%)
2,129	Akamai Technologies, Inc.[a]	67,596
2,251	Apple, Inc.[a]	1,314,584
4,406	Cognizant Technology Solutions Corporation[a]	264,360
5,804	eBay, Inc.[a]	243,826
887	Google, Inc.[a]	514,522
6,905	Microsoft Corporation	211,224
8,002	NetApp, Inc.[a]	254,623
12,174	Oracle Corporation	361,568
5,950	QUALCOMM, Inc.	331,296
1,700	Teradata Corporation[a]	122,417
10,800	Texas Instruments, Inc.	309,852

	Total	3,995,868

Materials (2.1%)
7,954	Freeport-McMoRan Copper & Gold, Inc.	270,993

	Total	270,993

	Total Common Stock (cost $12,334,352)	13,016,319

	Total Investments (cost $12,334,352) 99.3%	$13,016,319

	Other Assets and Liabilities, Net 0.7%	85,163

	Total Net Assets 100.0%	$13,101,482

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,800,577
Gross unrealized depreciation	(1,118,208)

Net unrealized appreciation (depreciation)	$682,369

Cost for federal income tax purposes	$12,333,950

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Portfolio II

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Large Cap Growth Portfolio II’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	2,125,468	2,125,468	—	—
Consumer Staples	1,272,349	1,272,349	—	—
Energy	1,333,903	1,333,903	—	—
Financials	1,128,456	1,128,456	—	—
Health Care	1,642,695	1,642,695	—	—
Industrials	1,246,587	1,246,587	—	—
Information Technology	3,995,868	3,995,868	—	—
Materials	270,993	270,993	—	—

Total	$13,016,319	$13,016,319	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio II, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$—	$291,650	$291,650	—	$—	$333
Total Value and Income Earned	—				—	333

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (96.0%)	Value
Consumer Discretionary (15.8%)
102,500	Amazon.com, Inc.[a]	$23,405,875
25,300	AutoZone, Inc.[a]	9,289,401
748,000	Comcast Corporation	23,913,560
547,100	Home Depot, Inc.	28,990,829
597,500	Las Vegas Sands Corporation	25,985,275
151,500	NIKE, Inc.	13,298,670
313,300	Sally Beauty Holdings, Inc.[a]	8,064,342

	Total	132,947,952

Consumer Staples (11.9%)
813,100	Altria Group, Inc.	28,092,605
119,081	Anheuser-Busch InBev NV ADR	9,484,802
87,458	British American Tobacco plc ADR	8,931,211
392,996	Coca-Cola Company	30,728,357
322,400	Wal-Mart Stores, Inc.	22,477,728

	Total	99,714,703

Energy (7.4%)
109,908	Apache Corporation	9,659,814
268,500	Consol Energy, Inc.	8,119,440
310,846	Ensco plc	14,600,437
132,400	EOG Resources, Inc.	11,930,564
313,800	Valero Energy Corporation	7,578,270
836,500	Weatherford International, Ltd.[a]	10,564,995

	Total	62,453,520

Financials (6.6%)
221,500	Ameriprise Financial, Inc.	11,575,590
252,500	Citigroup, Inc.	6,921,025
40,900	CME Group, Inc.	10,965,699
215,371	J.P. Morgan Chase & Company	7,695,206
547,100	Wells Fargo & Company	18,295,024

	Total	55,452,544

Health Care (10.8%)
272,183	Amgen, Inc.	19,880,246
254,100	Baxter International, Inc.	13,505,415
151,800	Biogen Idec, Inc.[a]	21,916,884
169,400	Shire Pharmaceuticals Group plc ADR	14,634,466
357,600	UnitedHealth Group, Inc.	20,919,600

	Total	90,856,611

Industrials (9.8%)
344,900	Boeing Company	25,626,070
374,000	Dover Corporation	20,050,140
226,000	Parker Hannifin Corporation	17,374,880
357,300	Tyco International, Ltd.	18,883,305

	Total	81,934,395

Information Technology (31.8%)
242,228	Akamai Technologies, Inc.[a]	7,690,739
142,800	Apple, Inc.[a]	83,395,200
352,602	Cognizant Technology Solutions Corporation[a]	21,156,120
422,500	eBay, Inc.[a]	17,749,225
52,152	Google, Inc.[a]	30,251,810
619,700	Microsoft Corporation	18,956,623
223,000	NetApp, Inc.[a]	7,095,860
892,350	Oracle Corporation	26,502,795
483,300	QUALCOMM, Inc.	26,910,144
155,500	Teradata Corporation[a]	11,197,555
567,800	Texas Instruments, Inc.	16,290,182

	Total	267,196,253

Materials (1.9%)
468,300	Freeport-McMoRan Copper & Gold, Inc.	15,954,981

	Total	15,954,981

	Total Common Stock (cost $751,071,751)	806,510,959

Principal Amount	Short-Term Investments (3.9%)[b]	Value
	Federal Home Loan Bank Discount Notes
15,000,000	0.077%, 7/11/2012[c]	14,999,649
10,000,000	0.070%, 7/20/2012[c]	9,999,611
5,000,000	0.060%, 7/27/2012[c]	4,999,775
3,000,000	0.100%, 8/17/2012[c]	2,999,600

	Total Short-Term Investments (at amortized cost)	32,998,635

	Total Investments (cost $784,070,386) 99.9%	$839,509,594

	Other Assets and Liabilities, Net 0.1%	1,234,166

	Total Net Assets 100.0%	$840,743,760

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$104,141,822
Gross unrealized depreciation	(50,671,006)

Net unrealized appreciation (depreciation)	$53,470,816

Cost for federal income tax purposes	$786,038,778

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	132,947,952	132,947,952	—	—
Consumer Staples	99,714,703	99,714,703	—	—
Energy	62,453,520	62,453,520	—	—
Financials	55,452,544	55,452,544	—	—
Health Care	90,856,611	90,856,611	—	—
Industrials	81,934,395	81,934,395	—	—
Information Technology	267,196,253	267,196,253	—	—
Materials	15,954,981	15,954,981	—	—
Short-Term Investments	32,998,635	—	32,998,635	—

Total	$839,509,594	$806,510,959	$32,998,635	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$—	$115,828,650	$115,828,650	—	$—	$14,570
Total Value and Income Earned	—				—	14,570

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Growth Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (95.8%)	Value
Consumer Discretionary (21.7%)
8,600	Amazon.com, Inc.[a]	$1,963,810
1,100	AutoZone, Inc.[a]	403,887
10,600	CarMax, Inc.[a]	274,964
6,724	Carnival plc	229,900
1,400	Chipotle Mexican Grill, Inc.[a]	531,930
2,000	Coach, Inc.	116,960
8,800	D.R. Horton, Inc.	161,744
3,000	Dollar Tree, Inc.[a]	161,400
2,400	Fossil, Inc.[a]	183,696
14,200	Groupon, Inc.[a,b]	150,946
4,400	Harley-Davidson, Inc.	201,212
8,000	Home Depot, Inc.	423,920
9,700	Las Vegas Sands Corporation	421,853
5,200	Lennar Corporation[b]	160,732
10,633	Marriott International, Inc.	416,813
10,700	MGM Resorts International[a]	119,412
6,300	NIKE, Inc.	553,014
200	NVR, Inc.[a]	170,000
30,600	Prada Holding SPA	206,484
2,600	Priceline.com, Inc.[a]	1,727,752
1,500	Ralph Lauren Corporation	210,090
5,100	Ross Stores, Inc.	318,597
3,900	Sherwin-Williams Company	516,165
21,000	Starbucks Corporation	1,119,720
7,000	Starwood Hotels & Resorts Worldwide, Inc.	371,280
1,100	Tractor Supply Company	91,366
10,300	Walt Disney Company	499,550
5,700	Yum! Brands, Inc.	367,194

	Total	12,074,391

Consumer Staples (2.5%)
4,700	Costco Wholesale Corporation	446,500
9,900	CVS Caremark Corporation	462,627
3,800	Monster Beverage Corporation[a]	270,560
2,200	Whole Foods Market, Inc.	209,704

	Total	1,389,391

Energy (3.6%)
3,900	EOG Resources, Inc.	351,429
8,200	FMC Technologies, Inc.[a]	321,686
4,000	Occidental Petroleum Corporation	343,080
3,400	Range Resources Corporation	210,358
6,500	Schlumberger, Ltd.	421,915
11,200	Williams Companies, Inc.	322,784

	Total	1,971,252

Financials (6.0%)
13,100	American Express Company	762,551
17,600	American Tower Corporation	1,230,416
4,300	Franklin Resources, Inc.	477,257
1,900	IntercontinentalExchange, Inc.[a]	258,362
17,000	Invesco, Ltd.	384,200
6,800	U.S. Bancorp	218,688

	Total	3,331,474

Health Care (8.8%)
4,000	Alexion Pharmaceuticals, Inc.[a]	397,200
2,500	Allergan, Inc.	231,425
2,600	Baxter International, Inc.	138,190
2,900	Biogen Idec, Inc.[a]	418,702
1,500	Catalyst Health Solutions, Inc.[a]	140,160
2,900	Celgene Corporation[a]	186,064
1,200	Covidien plc	64,200
3,300	Edwards Lifesciences Corporation[a]	340,890
8,400	Express Scripts Holding Company[a]	468,972
6,000	Gilead Sciences, Inc.[a]	307,680
1,500	Human Genome Sciences, Inc.[a]	19,695
6,900	McKesson Corporation	646,875
982	Novo Nordisk AS	142,426
1,300	Regeneron Pharmaceuticals, Inc.[a]	148,486
5,600	Stryker Corporation	308,560
1,900	SXC Health Solutions Corporation[a]	188,499
6,500	UnitedHealth Group, Inc.	380,250
5,400	Valeant Pharmaceuticals International, Inc.[a]	241,866
2,500	Vertex Pharmaceuticals, Inc.[a]	139,800

	Total	4,909,940

Industrials (12.7%)
4,900	Babcock & Wilcox Company[a]	120,050
5,200	Boeing Company	386,360
29,700	Danaher Corporation	1,546,776
2,600	Deere & Company	210,262
16,300	Fastenal Company	657,053
6,300	FedEx Corporation	577,143
2,500	IHS, Inc.[a]	269,325
4,800	JB Hunt Transport Services, Inc.	286,080
4,800	Kansas City Southern	333,888
5,500	Precision Castparts Corporation	904,695
2,800	Roper Industries, Inc.	276,024
4,900	Union Pacific Corporation	584,619
5,500	United Continental Holdings, Inc.[a]	133,815
7,500	United Parcel Service, Inc.	590,700
1,000	W.W. Grainger, Inc.	191,240

	Total	7,068,030

Information Technology (35.5%)
9,800	Accenture plc	588,882
7,900	Akamai Technologies, Inc.[a]	250,825
10,900	Apple, Inc.[a]	6,365,600
6,200	Autodesk, Inc.[a]	216,938
6,700	Baidu.com, Inc. ADR[a]	770,366
11,900	Broadcom Corporation[a]	402,220
4,000	Check Point Software Technologies, Ltd.[a]	198,360
20,400	eBay, Inc.[a]	857,004
16,500	EMC Corporation[a]	422,895
5,217	Facebook, Inc., Class Aa,c,d	154,235
9,948	Facebook, Inc., Class Ba,c,d	294,103
3,650	Google, Inc.[a]	2,117,256
5,800	Informatica Corporation[a]	245,688
27,700	Juniper Networks, Inc.[a]	451,787
3,400	LinkedIn Corporation[a,b]	361,318
3,750	MasterCard, Inc.	1,612,912
11,800	Nuance Communications, Inc.[a]	281,076
25,000	QUALCOMM, Inc.	1,392,000
6,400	Red Hat, Inc.[a]	361,472
2,200	Salesforce.com, Inc.[a]	304,172

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Growth Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (95.8%)	Value
Information Technology (35.5%) - continued
16,700	Tencent Holdings, Ltd.	$493,169
4,200	Teradata Corporation[a]	302,442
5,200	Trimble Navigation, Ltd.[a]	239,252
2,380	Twitter, Inc.[a,c,d]	38,080
8,300	Visa, Inc.	1,026,129

	Total	19,748,181

Materials (2.3%)
1,900	Ecolab, Inc.	130,207
10,700	Praxair, Inc.	1,163,411

	Total	1,293,618

Telecommunications Services (2.7%)
25,100	Crown Castle International
	Corporation[a]	1,472,366

	Total	1,472,366

	Total Common Stock (cost $33,354,522)	53,258,643

	Preferred Stock (0.2%)
Information Technology (0.2%)
4,432	LivingSocial.com Convertible[a,c,d]	23,614
6	Twitter, Inc., Convertible, Series Aa,c,d	96
96	Twitter, Inc., Convertible, Series Ba,c,d	1,536
1,615	Twitter, Inc., Convertible, Series B, Restricted[a,c,d]	25,840
25	Twitter, Inc., Convertible, Series Ca,c,d	400
438	Twitter, Inc., Convertible, Series C, Restricted[a,c,d]	7,008
913	Twitter, Inc., Convertible, Series Da,c,d	14,608
292	Twitter, Inc., Convertible, Series Fa,c,d	4,672
3,855	Twitter, Inc., Convertible, Series G-2[a,c,d]	61,680

	Total	139,454

	Total Preferred Stock (cost $150,380)	139,454

	Collateral Held for Securities Loaned (0.8%)
421,880	Thrivent Financial Securities Lending Trust	421,880

	Total Collateral Held for Securities Loaned (cost $421,880)	421,880

	Total Investments (cost $33,926,782) 96.8%	$53,819,977

	Other Assets and Liabilities, Net 3.2%	1,761,220

	Total Net Assets 100.0%	$55,581,197

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Growth Stock Portfolio owned as of June 29, 2012.

Security	Acquisition Date	Cost

Facebook, Inc., Class A	8/12/2011	$157,818
Facebook, Inc., Class B	3/31/2011	$248,758
LivingSocial.com Convertible	11/18/2011	$34,082
Twitter, Inc.	9/13/2011	$38,303
Twitter, Inc., Convertible, Series A	9/13/2011	$97
Twitter, Inc., Convertible, Series B	9/13/2011	$1,545
Twitter, Inc., Convertible, Series B, Restricted	3/30/2012	$25,840
Twitter, Inc., Convertible, Series C	9/13/2011	$402
Twitter, Inc., Convertible, Series C, Restricted	3/30/2012	$7,008
Twitter, Inc., Convertible, Series D	9/13/2011	$14,693
Twitter, Inc., Convertible, Series F	3/30/2012	$4,672
Twitter, Inc., Convertible, Series G-2	7/28/2011	$62,041

d	Security is fair valued.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$20,441,852
Gross unrealized depreciation	(668,554)

Net unrealized appreciation (depreciation)	$19,773,298
Cost for federal income tax purposes	$34,046,679

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Growth Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Partner Growth Stock Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	12,074,391	11,638,007	436,384	—
Consumer Staples	1,389,391	1,389,391	—	—
Energy	1,971,252	1,971,252	—	—
Financials	3,331,474	3,331,474	—	—
Health Care	4,909,940	4,767,514	142,426	—
Industrials	7,068,030	7,068,030	—	—
Information Technology	19,748,181	18,768,594	493,169	486,418
Materials	1,293,618	1,293,618	—	—
Telecommunications Services	1,472,366	1,472,366	—	—
Preferred Stock
Information Technology	139,454	—	—	139,454
Collateral Held for Securities Loaned	421,880	421,880	—	—

Total	$53,819,977	$52,122,126	$1,071,979	$625,872

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Common Stock Information Technology Level 3 securities are market activity, private-market activity, and illiquidity. A significant increase or decrease in any of the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Preferred Stock Information Technology Level 3 securities are market activity, private-market activity, rate of growth, and cash flow. A significant increase or decrease in any of the inputs in isolation would result in a significantly lower or higher fair value measurement.

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Partner Growth Stock Portfolio's investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	259
Total Foreign Exchange Contracts		259

Total		$259

The following table presents Partner Growth Stock Portfolio's average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Foreign Exchange Contracts	$8,780	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Growth Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$1,659,825	$4,383,722	$5,621,667	421,880	$421,880	$27,805
Total Value and Income Earned	1,659,825				421,880	27,805

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Value Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (97.2%)	Value
Consumer Discretionary (9.1%)
115,007	Carnival Corporation	$3,941,290
154,130	CBS Corporation	5,052,381
403,650	Delphi Automotive plc[a]	10,293,075
76,290	Harley-Davidson, Inc.	3,488,742
529,540	Lowe's Companies, Inc.	15,060,118
822,900	News Corporation	18,531,708
101,700	Omnicom Group, Inc.	4,942,620
127,710	Time Warner Cable, Inc.	10,484,991

	Total	71,794,925

Consumer Staples (10.2%)
397,750	Archer-Daniels-Midland Company	11,741,580
205,610	CVS Caremark Corporation	9,608,155
140,640	Diageo plc ADR	14,495,765
101,340	Kimberly-Clark Corporation	8,489,252
563,232	Kraft Foods, Inc.	21,752,020
113,809	Philip Morris International, Inc.	9,930,973
121,400	Unilever NV ADR[b]	4,048,690

	Total	80,066,435

Energy (10.7%)
294,220	BP plc ADR	11,927,679
132,395	Chevron Corporation	13,967,673
146,872	ConocoPhillips	8,207,207
163,609	EOG Resources, Inc.	14,742,807
240,670	EQT Corporation	12,907,132
145,630	Occidental Petroleum Corporation	12,490,685
87,450	Schlumberger, Ltd.	5,676,379
196,520	Valero Energy Corporation	4,745,958

	Total	84,665,520

Financials (21.9%)
166,230	ACE, Ltd.	12,322,630
636,990	Bank of America Corporation	5,210,578
113,410	Capital One Financial Corporation	6,198,991
623,350	Charles Schwab Corporation	8,059,915
272,380	Citigroup, Inc.	7,465,936
610,096	J.P. Morgan Chase & Company	21,798,730
747,940	KKR & Company, LP	9,640,947
119,258	Marsh & McLennan Companies, Inc.	3,843,685
556,930	MetLife, Inc.	17,181,290
375,270	Progressive Corporation	7,816,874
77,032	S&P 500 Large Index Depository Receipts	10,497,151
408,840	State Street Corporation	18,250,618
650,520	SunTrust Banks, Inc.	15,762,100
134,899	SVB Financial Group[a]	7,921,269
610,670	Wells Fargo & Company	20,420,805

	Total	172,391,519

Health Care (17.1%)
235,090	Baxter International, Inc.	12,495,034
287,740	Covidien plc	15,394,090
397,215	Johnson & Johnson	26,835,845
545,360	Merck & Company, Inc.	22,768,780
1,109,925	Pfizer, Inc.	25,528,275
392,680	Sanofi ADR	14,835,450
280,417	UnitedHealth Group, Inc.	16,404,395

	Total	134,261,869

Industrials (10.1%)
85,740	FedEx Corporation	7,854,641
400,640	General Electric Company	8,349,338
186,930	Honeywell International, Inc.	10,438,171
369,180	Jacobs Engineering Group, Inc.[a]	13,977,155
112,110	Norfolk Southern Corporation	8,046,135
128,340	Parker Hannifin Corporation	9,866,779
82,070	SPX Corporation	5,360,812
211,064	United Technologies Corporation	15,941,664

	Total	79,834,695

Information Technology (10.4%)
460,850	Microsoft Corporation	14,097,401
331,190	NetApp, Inc.[a]	10,538,466
991,260	Oracle Corporation	29,440,422
620,310	Texas Instruments, Inc.	17,796,694
291,500	Xilinx, Inc.	9,785,655

	Total	81,658,638

Materials (1.6%)
106,390	LyondellBasell Industries NV	4,284,325
110,204	Sigma-Aldrich Corporation	8,147,382

	Total	12,431,707

Telecommunications Services (2.3%)
407,714	Verizon Communications, Inc.	18,118,810

	Total	18,118,810

Utilities (3.8%)
648,900	NiSource, Inc.	16,060,275
371,700	Utilities Select Sector SPDR Fund	13,749,183

	Total	29,809,458

	Total Common Stock (cost $711,653,047)	765,033,576

	Collateral Held for Securities Loaned (0.3%)
2,112,000	Thrivent Financial Securities Lending Trust	2,112,000

	Total Collateral Held for Securities Loaned (cost $2,112,000)	2,112,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Value Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Short-Term Investments (1.9%)[c]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.080%, 7/11/2012[d]	$4,999,878
1,000,000	0.090%, 7/13/2012[d]	999,967
5,000,000	0.060%, 7/27/2012[d]	4,999,775
4,000,000	0.100%, 8/17/2012[d]	3,999,467

	Total Short-Term Investments (at amortized cost)	14,999,087

	Total Investments (cost $728,764,134) 99.4%	$782,144,663

	Other Assets and Liabilities, Net 0.6%	4,456,187

	Total Net Assets 100.0%	$786,600,850

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$74,699,224
Gross unrealized depreciation	(22,964,261)

Net unrealized appreciation (depreciation)	$51,734,963

Cost for federal income tax purposes	$730,409,700

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	71,794,925	71,794,925	—	—
Consumer Staples	80,066,435	80,066,435	—	—
Energy	84,665,520	84,665,520	—	—
Financials	172,391,519	172,391,519	—	—
Health Care	134,261,869	134,261,869	—	—
Industrials	79,834,695	79,834,695	—	—
Information Technology	81,658,638	81,658,638	—	—
Materials	12,431,707	12,431,707	—	—
Telecommunications Services	18,118,810	18,118,810	—	—
Utilities	29,809,458	29,809,458	—	—
Collateral Held for Securities Loaned	2,112,000	2,112,000	—	—
Short-Term Investments	14,999,087	—	14,999,087	—

Total	$782,144,663	$767,145,576	$14,999,087	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$6,250,075	$57,220,110	$61,358,185	2,112,000	$2,112,000	$11,041
Total Value and Income Earned	6,250,075				2,112,000	11,041

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (95.7%)	Value
Consumer Discretionary (11.8%)
33,750	Amazon.com, Inc.[a]	$7,706,812
8,300	AutoZone, Inc.[a]	3,047,511
55,950	CBS Corporation	1,834,041
361,100	Comcast Corporation	11,544,367
142,766	Delphi Automotive plc[a]	3,640,533
27,100	Harley-Davidson, Inc.	1,239,283
112,200	Home Depot, Inc.	5,945,478
209,575	Las Vegas Sands Corporation	9,114,417
183,040	Lowe’s Companies, Inc.	5,205,658
21,500	McDonald’s Corporation	1,903,395
290,260	News Corporation	6,536,655
49,800	NIKE, Inc.	4,371,444
37,300	Omnicom Group, Inc.	1,812,780
103,000	Sally Beauty Holdings, Inc.[a]	2,651,220
45,300	Time Warner Cable, Inc.	3,719,130

	Total	70,272,724

Consumer Staples (12.0%)
126,200	Altria Group, Inc.	4,360,210
96,938	Anheuser-Busch InBev NV ADR	7,721,112
140,770	Archer-Daniels-Midland Company	4,155,530
42,073	British American Tobacco plc ADR	4,296,495
47,200	Campbell Soup Company[b]	1,575,536
99,925	Coca-Cola Company	7,813,136
20,400	Colgate-Palmolive Company	2,123,640
73,040	CVS Caremark Corporation	3,413,159
49,710	Diageo plc ADR	5,123,610
21,900	Dr. Pepper Snapple Group, Inc.	958,125
45,800	General Mills, Inc.	1,765,132
33,900	H.J. Heinz Company	1,843,482
48,500	Hormel Foods Corporation	1,475,370
62,580	Kimberly-Clark Corporation	5,242,326
203,564	Kraft Foods, Inc.	7,861,642
30,300	PepsiCo, Inc.	2,140,998
40,321	Philip Morris International, Inc.	3,518,410
30,400	Procter & Gamble Company	1,862,000
63,700	Wal-Mart Stores, Inc.	4,441,164

	Total	71,691,077

Energy (9.5%)
66,335	Apache Corporation	5,830,183
101,650	BP plc ADR	4,120,891
46,340	Chevron Corporation	4,888,870
51,940	ConocoPhillips	2,902,407
176,400	Consol Energy, Inc.	5,334,336
51,057	Ensco plc	2,398,147
94,383	EOG Resources, Inc.	8,504,852
83,090	EQT Corporation	4,456,117
51,470	Occidental Petroleum Corporation	4,414,582
30,860	Schlumberger, Ltd.	2,003,123
235,870	Valero Energy Corporation	5,696,260
468,400	Weatherford International, Ltd.[a]	5,915,892

	Total	56,465,660

Financials (13.9%)
58,510	ACE, Ltd.	4,337,346
104,600	Ameriprise Financial, Inc.	5,466,396
223,380	Bank of America Corporation	1,827,248
39,800	Capital One Financial Corporation	2,175,468
218,160	Charles Schwab Corporation	2,820,809
182,050	Citigroup, Inc.	4,989,991
20,600	CME Group, Inc.	5,523,066
331,924	J.P. Morgan Chase & Company	11,859,645
266,570	KKR & Company, LP	3,436,087
41,202	Marsh & McLennan Companies, Inc.	1,327,941
195,160	MetLife, Inc.	6,020,686
130,900	Progressive Corporation	2,726,647
27,476	S&P 500 Large Index Depository Receipts	3,744,155
141,910	State Street Corporation	6,334,862
227,590	SunTrust Banks, Inc.	5,514,506
47,320	SVB Financial Group[a]	2,778,630
365,980	Wells Fargo & Company	12,238,371

	Total	83,121,854

Health Care (15.0%)
37,100	Abbott Laboratories	2,391,837
87,729	Amgen, Inc.	6,407,726
190,820	Baxter International, Inc.	10,142,083
61,900	Biogen Idec, Inc.[a]	8,937,122
48,000	Bristol-Myers Squibb Company	1,725,600
105,110	Covidien plc	5,623,385
51,900	Eli Lilly and Company	2,227,029
33,100	Forest Laboratories, Inc.[a]	1,158,169
138,440	Johnson & Johnson	9,353,007
194,060	Merck & Company, Inc.	8,102,005
384,285	Pfizer, Inc.	8,838,555
138,850	Sanofi ADR	5,245,753
72,600	Shire Pharmaceuticals Group plc ADR	6,271,914
223,900	UnitedHealth Group, Inc.	13,098,150

	Total	89,522,335

Industrials (9.0%)
77,650	Boeing Company	5,769,395
128,600	Dover Corporation	6,894,246
29,610	FedEx Corporation	2,712,572
141,580	General Electric Company	2,950,527
68,140	Honeywell International, Inc.	3,804,938
130,450	Jacobs Engineering Group, Inc.[a]	4,938,837
38,710	Norfolk Southern Corporation	2,778,217
143,220	Parker Hannifin Corporation	11,010,753
28,900	SPX Corporation	1,887,748
101,900	Tyco International, Ltd.	5,385,415
73,210	United Technologies Corporation	5,529,551

	Total	53,662,199

Information Technology (18.5%)
41,673	Akamai Technologies, Inc.[a]	1,323,118
45,824	Apple, Inc.[a]	26,761,216
93,432	Cognizant Technology Solutions Corporation[a]	5,605,920
116,500	eBay, Inc.[a]	4,894,165
18,521	Google, Inc.[a]	10,743,476
302,010	Microsoft Corporation	9,238,486
285,100	NetApp, Inc.[a]	9,071,882
585,460	Oracle Corporation	17,388,162
116,950	QUALCOMM, Inc.	6,511,776
35,300	Teradata Corporation[a]	2,541,953
435,930	Texas Instruments, Inc.	12,506,832

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (95.7%)	Value
Information Technology (18.5%) - continued
105,770	Xilinx, Inc.	$3,550,699

	Total	110,137,685

Materials (1.7%)
161,265	Freeport-McMoRan Copper & Gold, Inc.	5,494,299
36,840	LyondellBasell Industries NV	1,483,547
39,466	Sigma-Aldrich Corporation	2,917,721

	Total	9,895,567

Telecommunications Services (1.5%)
66,000	AT&T, Inc.	2,353,560
145,694	Verizon Communications, Inc.	6,474,641

	Total	8,828,201

Utilities (2.8%)
33,100	Consolidated Edison, Inc.	2,058,489
93,100	Duke Energy Corporation	2,146,886
237,710	NiSource, Inc.	5,883,323
44,900	Southern Company	2,078,870
129,470	Utilities Select Sector SPDR Fund	4,789,095

	Total	16,956,663

	Total Common Stock (cost $537,528,995)	570,553,965

	Collateral Held for Securities Loaned (0.3%)
1,569,400	Thrivent Financial Securities Lending Trust	1,569,400

	Total Collateral Held for Securities Loaned (cost $1,569,400)	1,569,400

Principal Amount	Short-Term Investments (2.2%)[c]
	Federal Home Loan Bank Discount Notes
5,000,000	0.080%, 7/11/2012[d]	4,999,878
100,000	0.125%, 7/18/2012[d,e]	99,994
8,000,000	0.100%, 8/17/2012[d]	7,998,933
	Federal National Mortgage Association Discount Notes
100,000	0.120%, 7/18/2012[d,e]	99,994

	Total Short-Term Investments (at amortized cost)	13,198,799

	Total Investments (cost $552,297,194) 98.2%	$585,322,164

	Other Assets and Liabilities, Net 1.8%	10,556,930

	Total Net Assets 100.0%	$595,879,094

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e	At June 29, 2012, $199,988 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$57,561,321
Gross unrealized depreciation	(26,895,720)

Net unrealized appreciation (depreciation)	$30,665,601

Cost for federal income tax purposes	$554,656,563

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Large Cap Stock Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	70,272,724	70,272,724	—	—
Consumer Staples	71,691,077	71,691,077	—	—
Energy	56,465,660	56,465,660	—	—
Financials	83,121,854	83,121,854	—	—
Health Care	89,522,335	89,522,335	—	—
Industrials	53,662,199	53,662,199	—	—
Information Technology	110,137,685	110,137,685	—	—
Materials	9,895,567	9,895,567	—	—
Telecommunications Services	8,828,201	8,828,201	—	—
Utilities	16,956,663	16,956,663	—	—
Collateral Held for Securities Loaned	1,569,400	1,569,400	—	—
Short-Term Investments	13,198,799	—	13,198,799	—

Total	$585,322,164	$572,123,365	$13,198,799	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	134,276	134,276	—	—

Total Asset Derivatives	$134,276	$134,276	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	12	September 2012	$3,934,924	$4,069,200	$134,276
Total Futures Contracts					$134,276

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2012, for Large Cap Stock Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	134,276
Total Equity Contracts		134,276

Total Asset Derivatives		$134,276

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Large Cap Stock Portfolio's investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Options Written	Net realized gains/(losses) on Written option contracts	(50,431)
Futures	Net realized gains/(losses) on Futures contracts	(155,618)
Total Equity Contracts		(206,049)

Total		($206,049)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Large Cap Stock Portfolio's investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Options Written	Change in net unrealized appreciation/(depreciation) on Written option contracts	7,050
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	93,474
Total Equity Contracts		100,524

Total		$100,524

The following table presents Large Cap Stock Portfolio's average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Options (Contracts)
Equity Contracts	$3,402,063	0.6%	12

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$1,256,975	$33,349,770	$33,037,345	1,569,400	$1,569,400	$13,133
Total Value and Income Earned	1,256,975				1,569,400	13,133

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (98.9%)	Value
Consumer Discretionary (11.0%)
2,100	Abercrombie & Fitch Company	$71,694
8,800	Amazon.com, Inc.[a]	2,009,480
2,700	Apollo Group, Inc.[a]	97,713
1,100	AutoNation, Inc.[a,b]	38,808
700	AutoZone, Inc.[a]	257,019
5,700	Bed Bath & Beyond, Inc.[a]	352,260
6,925	Best Buy Company, Inc.	145,148
1,600	Big Lots, Inc.[a]	65,264
2,800	BorgWarner, Inc.[a]	183,652
5,200	Cablevision Systems Corporation	69,108
5,500	CarMax, Inc.[a]	142,670
11,000	Carnival Corporation	376,970
15,772	CBS Corporation	517,006
800	Chipotle Mexican Grill, Inc.[a]	303,960
7,000	Coach, Inc.	409,360
65,415	Comcast Corporation	2,091,318
6,700	D.R. Horton, Inc.	123,146
3,150	Darden Restaurants, Inc.	159,485
1,400	DeVry, Inc.	43,358
16,400	DIRECTV[a]	800,648
6,300	Discovery Communications, Inc.[a]	340,200
5,800	Dollar Tree, Inc.[a]	312,040
2,350	Expedia, Inc.	112,965
2,900	Family Dollar Stores, Inc.	192,792
92,111	Ford Motor Company	883,344
1,300	Fossil, Inc.[a]	99,502
5,700	Gannett Company, Inc.	83,961
8,062	Gap, Inc.	220,576
3,800	Genuine Parts Company	228,950
5,900	Goodyear Tire & Rubber Company[a]	69,679
7,100	H&R Block, Inc.	113,458
5,500	Harley-Davidson, Inc.	251,515
1,800	Harman International Industries, Inc.	71,280
2,850	Hasbro, Inc.	96,530
37,400	Home Depot, Inc.	1,981,826
7,200	International Game Technology	113,400
10,867	Interpublic Group of Companies, Inc.	117,907
3,600	J.C. Penney Company, Inc.	83,916
16,500	Johnson Controls, Inc.	457,215
6,100	Kohl’s Corporation	277,489
3,300	Leggett & Platt, Inc.	69,729
4,000	Lennar Corporation[b]	123,640
6,004	Limited Brands, Inc.	255,350
28,600	Lowe’s Companies, Inc.	813,384
10,068	Macy’s, Inc.	345,836
6,506	Marriott International, Inc.	255,035
8,250	Mattel, Inc.	267,630
24,700	McDonald’s Corporation	2,186,691
6,800	McGraw-Hill Companies, Inc.	306,000
1,400	Netflix, Inc.[a,b]	95,858
6,973	Newell Rubbermaid, Inc.	126,490
52,200	News Corporation	1,163,538
8,900	NIKE, Inc.	781,242
3,900	Nordstrom, Inc.	193,791
6,600	Omnicom Group, Inc.	320,760
3,100	O’Reilly Automotive, Inc.[a]	259,687
1,200	Priceline.com, Inc.[a]	797,424
8,192	Pulte Group, Inc.[a]	87,654
1,600	Ralph Lauren Corporation	224,096
5,600	Ross Stores, Inc.	349,832
2,400	Scripps Networks Interactive	136,464
932	Sears Holdings Corporation[a,b]	55,640
2,100	Sherwin-Williams Company	277,935
1,400	Snap-On, Inc.	87,150
16,875	Staples, Inc.	220,219
18,300	Starbucks Corporation	975,756
4,800	Starwood Hotels & Resorts Worldwide, Inc.	254,592
16,300	Target Corporation	948,497
3,100	Tiffany & Company	164,145
7,658	Time Warner Cable, Inc.	628,722
23,550	Time Warner, Inc.	906,675
18,300	TJX Companies, Inc.	785,619
2,250	TripAdvisor, Inc.[a]	100,553
2,700	Urban Outfitters, Inc.[a]	74,493
2,100	VF Corporation	280,245
13,072	Viacom, Inc.	614,645
43,447	Walt Disney Company	2,107,180
70	Washington Post Company	26,167
1,857	Whirlpool Corporation	113,574
3,572	Wyndham Worldwide Corporation	188,387
2,000	Wynn Resorts, Ltd.	207,440
11,180	Yum! Brands, Inc.	720,216

	Total	33,264,593

Consumer Staples (11.2%)
49,600	Altria Group, Inc.	1,713,680
16,068	Archer-Daniels-Midland Company	474,327
10,500	Avon Products, Inc.	170,205
3,900	Beam, Inc.	243,711
2,425	Brown-Forman Corporation	234,861
4,300	Campbell Soup Company[b]	143,534
3,100	Clorox Company	224,626
54,900	Coca-Cola Company	4,292,631
7,200	Coca-Cola Enterprises, Inc.	201,888
11,600	Colgate-Palmolive Company	1,207,560
10,000	ConAgra Foods, Inc.	259,300
3,800	Constellation Brands, Inc.[a]	102,828
10,500	Costco Wholesale Corporation	997,500
31,544	CVS Caremark Corporation	1,474,051
4,400	Dean Foods Company[a]	74,932
5,200	Dr. Pepper Snapple Group, Inc.	227,500
5,500	Estee Lauder Companies, Inc.	297,660
15,700	General Mills, Inc.	605,078
7,800	H.J. Heinz Company	424,164
3,800	Hershey Company	273,714
3,300	Hormel Foods Corporation	100,386
2,751	J.M. Smucker Company	207,756
6,000	Kellogg Company	295,980
9,592	Kimberly-Clark Corporation	803,522
42,852	Kraft Foods, Inc.	1,654,944
13,900	Kroger Company	322,341
3,300	Lorillard, Inc.	435,435
3,300	McCormick & Company, Inc.	200,145
4,928	Mead Johnson Nutrition Company	396,753
3,900	Molson Coors Brewing Company	162,279
4,100	Monster Beverage Corporation[a]	291,920

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (98.9%)	Value
Consumer Staples (11.2%) - continued
38,130	PepsiCo, Inc.	$2,694,266
41,800	Philip Morris International, Inc.	3,647,468
66,838	Procter & Gamble Company	4,093,828
8,100	Reynolds American, Inc.	363,447
6,000	Safeway, Inc.[b]	108,900
14,200	Sysco Corporation	423,302
7,000	Tyson Foods, Inc.	131,810
21,200	Walgreen Company	627,096
42,000	Wal-Mart Stores, Inc.	2,928,240
3,900	Whole Foods Market, Inc.	371,748

	Total	33,905,316

Energy (10.6%)
5,369	Alpha Natural Resources, Inc.[a]	46,764
12,072	Anadarko Petroleum Corporation	799,166
9,320	Apache Corporation	819,135
10,583	Baker Hughes, Inc.	434,961
5,100	Cabot Oil & Gas Corporation	200,940
6,000	Cameron International Corporation[a]	256,260
16,100	Chesapeake Energy Corporation	299,460
47,896	Chevron Corporation	5,053,028
31,049	ConocoPhillips	1,735,018
5,500	Consol Energy, Inc.	166,320
9,500	Denbury Resources, Inc.[a]	143,545
9,800	Devon Energy Corporation	568,302
1,700	Diamond Offshore Drilling, Inc.[b]	100,521
6,500	EOG Resources, Inc.	585,715
3,600	EQT Corporation	193,068
113,790	Exxon Mobil Corporation	9,737,010
5,800	FMC Technologies, Inc.[a]	227,534
22,400	Halliburton Company	635,936
2,600	Helmerich & Payne, Inc.	113,048
7,300	Hess Corporation	317,185
13,000	Kinder Morgan, Inc.	418,860
17,068	Marathon Oil Corporation	436,429
8,384	Marathon Petroleum Corporation	376,609
4,700	Murphy Oil Corporation	236,363
7,000	Nabors Industries, Ltd.[a]	100,800
10,300	National Oilwell Varco, Inc.	663,732
3,300	Newfield Exploration Company[a]	96,723
6,100	Noble Corporation[a]	198,433
4,300	Noble Energy, Inc.	364,726
19,700	Occidental Petroleum Corporation	1,689,669
6,600	Peabody Energy Corporation	161,832
15,524	Phillips 66[a]	516,018
3,000	Pioneer Natural Resources Company	264,630
4,300	QEP Resources, Inc.	128,871
3,800	Range Resources Corporation	235,106
3,000	Rowan Companies plc[a]	96,990
32,394	Schlumberger, Ltd.	2,102,695
8,500	Southwestern Energy Company[a]	271,405
15,804	Spectra Energy Corporation	459,264
2,600	Sunoco, Inc.	123,500
3,400	Tesoro Corporation[a]	84,864
13,500	Valero Energy Corporation	326,025
15,400	Williams Companies, Inc.	443,828
4,900	WPX Energy, Inc.[a]	79,282

	Total	32,309,570

Financials (14.2%)
8,200	ACE, Ltd.	607,866
11,300	Aflac, Inc.	481,267
12,082	Allstate Corporation	423,957
24,600	American Express Company	1,431,966
16,367	American International Group, Inc.[a]	525,217
9,500	American Tower Corporation	664,145
5,400	Ameriprise Financial, Inc.	282,204
7,925	Aon plc	370,731
3,536	Apartment Investment & Management Company	95,578
2,100	Assurant, Inc.	73,164
2,301	AvalonBay Communities, Inc.	325,545
260,310	Bank of America Corporation	2,129,336
29,252	Bank of New York Mellon Corporation	642,081
16,900	BB&T Corporation	521,365
42,669	Berkshire Hathaway, Inc.[a]	3,555,608
3,100	BlackRock, Inc.	526,442
3,600	Boston Properties, Inc.	390,132
14,073	Capital One Financial Corporation	769,230
8,000	CBRE Group, Inc.[a]	130,880
26,225	Charles Schwab Corporation	339,089
6,600	Chubb Corporation	480,612
3,938	Cincinnati Financial Corporation	149,920
70,993	Citigroup, Inc.	1,945,918
1,600	CME Group, Inc.	428,976
4,850	Comerica, Inc.	148,943
12,825	Discover Financial Services	443,489
6,110	E*TRADE Financial Corporation[a]	49,124
7,300	Equity Residential	455,228
2,200	Federated Investors, Inc.[b]	48,070
22,294	Fifth Third Bancorp	298,740
6,181	First Horizon National Corporation	53,466
3,500	Franklin Resources, Inc.	388,465
11,900	Genworth Financial, Inc.[a]	67,354
12,000	Goldman Sachs Group, Inc.	1,150,320
10,700	Hartford Financial Services Group, Inc.	188,641
9,900	HCP, Inc.	437,085
5,100	Health Care REIT, Inc.	297,330
17,141	Host Hotels & Resorts, Inc.	271,171
12,800	Hudson City Bancorp, Inc.	81,536
20,971	Huntington Bancshares, Inc.	134,214
1,800	IntercontinentalExchange, Inc.[a]	244,764
10,800	Invesco, Ltd.	244,080
92,548	J.P. Morgan Chase & Company	3,306,740
23,100	KeyCorp	178,794
9,900	Kimco Realty Corporation	188,397
3,000	Legg Mason, Inc.	79,110
4,800	Leucadia National Corporation	102,096
7,094	Lincoln National Corporation	155,146
7,400	Loews Corporation	302,734
3,100	M&T Bank Corporation	255,967
13,200	Marsh & McLennan Companies, Inc.	425,436
25,732	MetLife, Inc.	793,832
4,800	Moody’s Corporation	175,440
36,950	Morgan Stanley	539,100
3,000	NASDAQ OMX Group, Inc.	68,010

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (98.9%)	Value
Financials (14.2%) - continued
5,800	Northern Trust Corporation	$266,916
6,300	NYSE Euronext	161,154
8,700	People's United Financial, Inc.	101,007
3,900	Plum Creek Timber Company, Inc.	154,830
12,814	PNC Financial Services Group, Inc.	783,064
7,400	Principal Financial Group, Inc.	194,102
14,800	Progressive Corporation	308,284
11,096	Prologis, Inc.	368,720
11,400	Prudential Financial, Inc.	552,102
3,400	Public Storage, Inc.	490,994
34,177	Regions Financial Corporation	230,695
7,444	Simon Property Group, Inc.	1,158,733
12,400	SLM Corporation	194,804
11,800	State Street Corporation	526,752
12,900	SunTrust Banks, Inc.	312,567
6,168	T. Rowe Price Group, Inc.	388,337
2,400	Torchmark Corporation	121,320
9,581	Travelers Companies, Inc.	611,651
46,385	U.S. Bancorp	1,491,742
7,124	Unum Group	136,282
7,000	Ventas, Inc.	441,840
4,497	Vornado Realty Trust	377,658
129,240	Wells Fargo & Company	4,321,786
12,982	Weyerhaeuser Company REIT	290,278
7,700	XL Group plc	162,008
4,500	Zions Bancorporation	87,390

	Total	43,099,067

Health Care (11.7%)
38,100	Abbott Laboratories	2,456,307
8,596	Aetna, Inc.	333,267
4,400	Alexion Pharmaceuticals, Inc.[a]	436,920
7,400	Allergan, Inc.	685,018
6,300	AmerisourceBergen Corporation	247,905
19,240	Amgen, Inc.	1,405,290
13,600	Baxter International, Inc.	722,840
5,100	Becton, Dickinson and Company	381,225
5,800	Biogen Idec, Inc.[a]	837,404
35,250	Boston Scientific Corporation[a]	199,868
40,898	Bristol-Myers Squibb Company	1,470,283
2,000	C.R. Bard, Inc.	214,880
8,375	Cardinal Health, Inc.	351,750
5,487	CareFusion Corporation[a]	140,906
10,600	Celgene Corporation[a]	680,096
3,500	Cerner Corporation[a]	289,310
6,900	CIGNA Corporation	303,600
3,500	Coventry Health Care, Inc.	111,265
11,700	Covidien plc	625,950
2,300	DaVita, Inc.[a]	225,883
3,400	DENTSPLY International, Inc.	128,554
2,800	Edwards Lifesciences Corporation[a]	289,240
24,800	Eli Lilly and Company	1,064,168
19,945	Express Scripts Holding Company[a]	1,113,529
6,500	Forest Laboratories, Inc.[a]	227,435
18,400	Gilead Sciences, Inc.[a]	943,552
3,980	Hospira, Inc.[a]	139,220
4,000	Humana, Inc.	309,760
1,000	Intuitive Surgical, Inc.[a]	553,790
66,540	Johnson & Johnson	4,495,442
2,400	Laboratory Corporation of America Holdings[a]	222,264
4,343	Life Technologies Corporation[a]	195,392
5,942	McKesson Corporation	557,063
25,200	Medtronic, Inc.	975,996
73,783	Merck & Company, Inc.	3,080,440
10,400	Mylan, Inc.[a]	222,248
2,100	Patterson Companies, Inc.	72,387
2,700	PerkinElmer, Inc.	69,660
2,300	Perrigo Company	271,239
182,760	Pfizer, Inc.	4,203,480
3,800	Quest Diagnostics, Inc.	227,620
7,784	St. Jude Medical, Inc.	310,659
7,900	Stryker Corporation	435,290
9,900	Tenet Healthcare Corporation[a]	51,876
8,900	Thermo Fisher Scientific, Inc.	461,999
25,300	UnitedHealth Group, Inc.	1,480,050
2,700	Varian Medical Systems, Inc.[a]	164,079
2,200	Waters Corporation[a]	174,834
3,100	Watson Pharmaceuticals, Inc.[a]	229,369
8,100	WellPoint, Inc.	516,699
4,350	Zimmer Holdings, Inc.	279,966

	Total	35,587,267

Industrials (10.3%)
16,800	3M Company	1,505,280
2,600	Avery Dennison Corporation	71,084
18,060	Boeing Company	1,341,858
4,000	C.H. Robinson Worldwide, Inc.	234,120
15,700	Caterpillar, Inc.	1,333,087
2,700	Cintas Corporation	104,247
3,800	Cooper Industries plc	259,084
25,500	CSX Corporation	570,180
4,700	Cummins, Inc.	455,477
13,900	Danaher Corporation	723,912
9,700	Deere & Company	784,439
4,500	Dover Corporation	241,245
1,200	Dun & Bradstreet Corporation	85,404
8,100	Eaton Corporation	321,003
17,800	Emerson Electric Company	829,124
3,000	Equifax, Inc.	139,800
5,100	Expeditors International of Washington, Inc.	197,625
7,200	Fastenal Company	290,232
7,660	FedEx Corporation	701,733
1,500	First Solar, Inc.[a,b]	22,590
1,400	Flowserve Corporation	160,650
4,100	Fluor Corporation	202,294
8,700	General Dynamics Corporation	573,852
256,500	General Electric Company	5,345,460
3,100	Goodrich Corporation	393,390
18,775	Honeywell International, Inc.	1,048,396
11,700	Illinois Tool Works, Inc.	618,813
7,200	Ingersoll-Rand plc	303,696
4,200	Iron Mountain, Inc.	138,432
3,100	Jacobs Engineering Group, Inc.[a]	117,366
2,600	Joy Global, Inc.	147,498
2,400	L-3 Communications Holdings, Inc.	177,624
6,500	Lockheed Martin Corporation	566,020
8,600	Masco Corporation	119,282

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (98.9%)	Value
Industrials (10.3%) - continued
8,000	Norfolk Southern Corporation	$574,160
6,198	Northrop Grumman Corporation	395,370
8,637	PACCAR, Inc.	338,484
2,800	Pall Corporation	153,468
3,675	Parker Hannifin Corporation	282,534
4,800	Pitney Bowes, Inc.[b]	71,856
3,500	Precision Castparts Corporation	575,715
5,100	Quanta Services, Inc.[a]	122,757
4,300	R.R. Donnelley & Sons Company[b]	50,611
8,200	Raytheon Company	464,038
7,620	Republic Services, Inc.	201,625
3,500	Robert Half International, Inc.	99,995
3,500	Rockwell Automation, Inc.	231,210
3,600	Rockwell Collins, Inc.	177,660
2,400	Roper Industries, Inc.	236,592
1,300	Ryder System, Inc.	46,813
18,800	Southwest Airlines Company	173,336
4,100	Stanley Black & Decker, Inc.	263,876
2,100	Stericycle, Inc.[a]	192,507
6,800	Textron, Inc.	169,116
11,200	Tyco International, Ltd.	591,920
11,600	Union Pacific Corporation	1,383,996
23,300	United Parcel Service, Inc.	1,835,108
22,100	United Technologies Corporation	1,669,213
1,500	W.W. Grainger, Inc.	286,860
11,199	Waste Management, Inc.	374,047
4,400	Xylem, Inc.	110,748

	Total	31,197,912

Information Technology (19.7%)
15,700	Accenture plc	943,413
12,000	Adobe Systems, Inc.[a]	388,440
14,200	Advanced Micro Devices, Inc.[a]	81,366
8,415	Agilent Technologies, Inc.	330,205
4,300	Akamai Technologies, Inc.[a]	136,525
7,800	Altera Corporation	263,952
4,000	Amphenol Corporation	219,680
7,200	Analog Devices, Inc.	271,224
22,700	Apple, Inc.[a]	13,256,800
31,300	Applied Materials, Inc.	358,698
5,500	Autodesk, Inc.[a]	192,445
11,900	Automatic Data Processing, Inc.	662,354
4,000	BMC Software, Inc.[a]	170,720
11,900	Broadcom Corporation[a]	402,220
8,812	CA, Inc.	238,717
130,600	Cisco Systems, Inc.	2,242,402
4,500	Citrix Systems, Inc.[a]	377,730
7,400	Cognizant Technology Solutions Corporation[a]	444,000
3,800	Computer Sciences Corporation	94,316
36,900	Corning, Inc.	477,117
37,000	Dell, Inc.[a]	463,240
27,800	eBay, Inc.[a]	1,167,878
8,100	Electronic Arts, Inc.[a]	100,035
51,086	EMC Corporation[a]	1,309,334
1,900	F5 Networks, Inc.[a]	189,164
5,700	Fidelity National Information Services, Inc.	194,256
3,400	Fiserv, Inc.[a]	245,548
3,700	FLIR Systems, Inc.	72,150
3,300	GameStop Corporation[b]	60,588
6,200	Google, Inc.[a]	3,596,434
2,800	Harris Corporation	117,180
47,886	Hewlett-Packard Company	962,987
122,400	Intel Corporation	3,261,960
28,100	International Business Machines Corporation	5,495,798
7,200	Intuit, Inc.	427,320
4,500	Jabil Circuit, Inc.	91,485
5,662	JDS Uniphase Corporation[a]	62,282
12,800	Juniper Networks, Inc.[a]	208,768
4,000	KLA-Tencor Corporation	197,000
5,000	Lam Research Corporation[a]	188,700
1,700	Lexmark International, Inc.	45,186
5,600	Linear Technology Corporation	175,448
13,700	LSI Corporation[a]	87,269
2,600	MasterCard, Inc.	1,118,286
4,700	Microchip Technology, Inc.[b]	155,476
24,000	Micron Technology, Inc.[a]	151,440
181,100	Microsoft Corporation	5,539,849
3,300	Molex, Inc.	79,002
7,155	Motorola Solutions, Inc.	344,227
8,800	NetApp, Inc.[a]	280,016
14,850	NVIDIA Corporation[a]	205,227
95,037	Oracle Corporation	2,822,599
7,800	Paychex, Inc.	244,998
41,700	QUALCOMM, Inc.	2,321,856
4,700	Red Hat, Inc.[a]	265,456
6,700	SAIC, Inc.	81,204
3,300	Salesforce.com, Inc.[a]	456,258
5,900	SanDisk Corporation[a]	215,232
9,100	Seagate Technology plc	225,043
17,724	Symantec Corporation[a]	258,948
10,300	TE Connectivity, Ltd.	328,673
4,100	Teradata Corporation[a]	295,241
4,500	Teradyne, Inc.[a]	63,270
27,800	Texas Instruments, Inc.	797,582
3,900	Total System Services, Inc.	93,327
3,900	VeriSign, Inc.[a]	169,923
12,100	Visa, Inc.	1,495,923
5,700	Western Digital Corporation[a]	173,736
15,080	Western Union Company	253,947
32,385	Xerox Corporation	254,870
6,400	Xilinx, Inc.	214,848
29,400	Yahoo!, Inc.[a]	465,402

	Total	59,644,193

Materials (3.3%)
5,100	Air Products and Chemicals, Inc.	411,723
1,700	Airgas, Inc.	142,817
25,864	Alcoa, Inc.	226,310
2,669	Allegheny Technologies, Inc.	85,114
3,800	Ball Corporation	155,990
2,500	Bemis Company, Inc.	78,350
1,600	CF Industries Holdings, Inc.	309,984
3,400	Cliffs Natural Resources, Inc.	167,586
28,793	Dow Chemical Company	906,980
22,611	E.I. du Pont de Nemours and Company	1,143,438
3,400	Eastman Chemical Company	171,258
7,100	Ecolab, Inc.[b]	486,563
3,400	FMC Corporation	181,832

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (98.9%)	Value
Materials (3.3%) - continued
22,992	Freeport-McMoRan Copper & Gold, Inc.	$783,337
2,000	International Flavors & Fragrances, Inc.	109,600
10,571	International Paper Company	305,608
4,081	MeadWestvaco Corporation	117,329
12,978	Monsanto Company	1,074,319
7,200	Mosaic Company	394,272
12,048	Newmont Mining Corporation	584,448
7,700	Nucor Corporation	291,830
4,000	Owens-Illinois, Inc.[a]	76,680
3,700	PPG Industries, Inc.	392,644
7,200	Praxair, Inc.	782,856
4,652	Sealed Air Corporation	71,827
3,000	Sigma-Aldrich Corporation	221,790
2,000	Titanium Metals Corporation	22,620
3,500	United States Steel Corporation[b]	72,100
3,100	Vulcan Materials Company	123,101

	Total	9,892,306

Telecommunications Services (3.2%)
142,639	AT&T, Inc.	5,086,507
15,025	CenturyLink, Inc.	593,337
6,100	Crown Castle International Corporation[a]	357,826
24,178	Frontier Communications Corporation[b]	92,602
7,100	MetroPCS Communications, Inc.[a]	42,955
72,720	Sprint Nextel Corporation[a]	237,067
68,796	Verizon Communications, Inc.	3,057,294
14,207	Windstream Corporation[b]	137,240

	Total	9,604,828

Utilities (3.7%)
15,600	AES Corporation[a]	200,148
2,805	AGL Resources, Inc.	108,694
5,900	Ameren Corporation	197,886
11,760	American Electric Power Company, Inc.	469,224
10,373	CenterPoint Energy, Inc.	214,410
6,200	CMS Energy Corporation	145,700
7,100	Consolidated Edison, Inc.	441,549
13,794	Dominion Resources, Inc.	744,876
4,200	DTE Energy Company	249,186
32,408	Duke Energy Corporation	747,329
7,900	Edison International, Inc.	364,980
4,300	Entergy Corporation	291,927
20,674	Exelon Corporation	777,756
10,134	FirstEnergy Corporation	498,491
1,915	Integrys Energy Group, Inc.	108,906
10,100	NextEra Energy, Inc.	694,981
6,809	NiSource, Inc.	168,523
7,700	Northeast Utilities	298,837
5,500	NRG Energy, Inc.[a]	95,480
5,200	ONEOK, Inc.	220,012
5,500	Pepco Holdings, Inc.	107,635
10,000	PG&E Corporation	452,700
2,700	Pinnacle West Capital Corporation	139,698
14,100	PPL Corporation	392,121
7,120	Progress Energy, Inc.	428,410
12,300	Public Service Enterprise Group, Inc.	399,750
2,800	SCANA Corporation[b]	133,952
5,875	Sempra Energy	404,670
21,000	Southern Company	972,300
5,200	TECO Energy, Inc.	93,912
5,500	Wisconsin Energy Corporation	217,635
11,805	Xcel Energy, Inc.	335,380

	Total	11,117,058

	Total Common Stock (cost $244,281,428)	299,622,110

	Collateral Held for Securities Loaned (0.5%)
1,694,368	Thrivent Financial Securities Lending Trust	1,694,368

	Total Collateral Held for Securities Loaned (cost $1,694,368)	1,694,368

	Total Investments (cost $245,975,796) 99.4%	$301,316,478

	Other Assets and Liabilities, Net 0.6%	1,709,947

	Total Net Assets 100.0%	$303,026,425

a	Non-income producing security.
b	All or a portion of the security is on loan.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$70,490,516
Gross unrealized depreciation	(35,363,982)

Net unrealized appreciation (depreciation)	$35,126,534

Cost for federal income tax purposes	$266,189,944

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Large Cap Index Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	33,264,593	33,264,593	—	—
Consumer Staples	33,905,316	33,905,316	—	—
Energy	32,309,570	32,309,570	—	—
Financials	43,099,067	43,099,067	—	—
Health Care	35,587,267	35,587,267	—	—
Industrials	31,197,912	31,197,912	—	—
Information Technology	59,644,193	59,644,193	—	—
Materials	9,892,306	9,892,306	—	—
Telecommunications Services	9,604,828	9,604,828	—	—
Utilities	11,117,058	11,117,058	—	—
Collateral Held for Securities Loaned	1,694,368	1,694,368	—	—

Total	$301,316,478	$301,316,478	$—	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	111,084	111,084	—	—

Total Asset Derivatives	$111,084	$111,084	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	10	September 2012	$3,279,916	$3,391,000	$111,084
Total Futures Contracts					$111,084

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2012, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	111,084
Total Equity Contracts		111,084

Total Asset Derivatives		$111,084

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	245,356
Total Equity Contracts		245,356

Total		$245,356

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(70,205)
Total Equity Contracts		(70,205)

Total		($70,205)

The following table presents Large Cap Index Portfolio's average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)
Equity Contracts	$4,415,106	1.4%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$1,237,026	$10,176,580	$9,719,238	1,694,368	$1,694,368	$11,958
Total Value and Income Earned	1,237,026				1,694,368	11,958

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (92.2%)	Value
Consumer Discretionary (8.6%)
13,800	Arbitron, Inc.	$483,000
9,600	Coach, Inc.	561,408
26,200	Comcast Corporation	837,614
14,900	Garmin, Ltd.	570,521
23,200	Home Depot, Inc.	1,229,368
7,400	Kohl's Corporation	336,626
11,300	McDonald's Corporation	1,000,389
5,100	Sherwin-Williams Company	674,985
17,500	TJX Companies, Inc.	751,275
5,400	Toyota Motor Corporation ADR	434,592
10,100	Tupperware Brands Corporation	553,076
4,900	WPP plc	298,214
10,200	Yum! Brands, Inc.	657,084

	Total	8,388,152

Consumer Staples (9.6%)
27,300	Altria Group, Inc.	943,215
4,100	Anheuser-Busch InBev NV ADR	326,565
2,700	British American Tobacco plc ADR	275,724
10,200	Campbell Soup Company	340,476
17,700	Coca-Cola Company	1,383,963
7,700	Colgate-Palmolive Company	801,570
17,900	CVS Caremark Corporation	836,467
2,600	Lorillard, Inc.	343,070
20,400	Philip Morris International, Inc.	1,780,104
8,700	Unilever NV ADR	290,145
9,000	Unilever plc ADR	303,570
10,700	Universal Corporation	495,731
17,500	Wal-Mart Stores, Inc.	1,220,100

	Total	9,340,700

Energy (12.5%)
7,000	BP plc ADR	283,780
18,800	C&J Energy Services, Inc.[a]	347,800
6,100	Canadian Natural Resources, Ltd.	163,785
23,500	Chevron Corporation	2,479,250
2,100	China Petroleum & Chemical Corporation	187,299
1,000	CNOOC, Ltd. ADR	201,250
28,700	ConocoPhillips	1,603,756
5,300	Diamond Offshore Drilling, Inc.	313,389
23,900	Exxon Mobil Corporation	2,045,123
6,100	Imperial Oil, Ltd.	254,492
21,900	Kinder Morgan, Inc.	705,618
23,100	Marathon Oil Corporation	590,667
10,200	Occidental Petroleum Corporation	874,854
3,900	PetroChina Company, Ltd. ADR	503,646
13,000	Petroleo Brasileiro SA ADR	244,010
4,153	Royal Dutch Shell plc ADR, Class A	280,037
8,200	Royal Dutch Shell plc ADR, Class B	573,426
7,700	Suncor Energy, Inc. ADR	222,915
6,600	Total SA ADR	296,670

	Total	12,171,767

Financials (22.0%)
16,100	Aflac, Inc.	685,699
1,000	Alexandria Real Estate Equities, Inc.	72,720
9,800	American Tower Corporation	685,118
2,200	Apartment Investment & Management Company	59,466
1,200	AvalonBay Communities, Inc.	169,776
18,400	Aviva plc ADR	157,872
12,500	Banco Bradesco SA ADR	185,875
3,900	Bancolombia SA	241,176
13,200	Barclays plc ADR	135,960
4,000	Berkshire Hathaway, Inc.[a]	333,320
2,800	BioMed Realty Trust, Inc.	52,304
1,900	Boston Properties, Inc.	205,903
1,300	BRE Properties, Inc.	65,026
1,200	Camden Property Trust	81,204
2,700	CBL & Associates Properties, Inc.	52,758
21,400	CBOE Holdings, Inc.	592,352
4,400	China Life Insurance Company, Ltd. ADR	173,756
1,900	CommonWealth REIT	36,328
1,700	Corporate Office Properties Trust	39,967
4,500	DDR Corporation	65,880
3,600	DiamondRock Hospitality Company	36,720
11,400	Digital Realty Trust, Inc.	855,798
4,200	Duke Realty Corporation	61,488
800	Equity Lifestyle Properties, Inc.	55,176
3,800	Equity Residential	236,968
500	Essex Property Trust, Inc.	76,960
900	Federal Realty Investment Trust	93,681
6,400	General Growth Properties, Inc.	115,776
5,200	HCP, Inc.	229,580
2,600	Health Care REIT, Inc.	151,580
1,500	Highwoods Properties, Inc.	50,475
900	Home Properties, Inc.	55,224
27,500	Hospitality Properties Trust	681,175
9,400	Host Hotels & Resorts, Inc.	148,708
7,600	HSBC Holdings plc ADR	335,388
2,500	iShares Dow Jones Select Dividend Index Fund ETF	140,475
33,500	iShares S&P U.S. Preferred Stock Index Fund	1,308,510
12,300	Itau Unibanco Holding SA ADR	171,216
9,800	J.P. Morgan Chase & Company	350,154
1,100	Kilroy Realty Corporation	53,251
5,800	Kimco Realty Corporation	110,374
1,600	LaSalle Hotel Properties	46,624
1,900	Liberty Property Trust	69,996
67,700	Lloyds Banking Group plc ADR[a]	129,984
1,900	Macerich Company	112,195
1,800	Mack-Cali Realty Corporation	52,326
17,800	Manulife Financial Corporation	193,842
22,000	Marsh & McLennan Companies, Inc.	709,060
10,600	Mercury General Corporation	441,702
57,500	Mitsubishi UFJ Financial Group, Inc. ADR	273,125
2,000	Omega Healthcare Investors, Inc.	45,000
61,300	People's United Financial, Inc.	711,693
22,700	Piedmont Office Realty Trust, Inc.	390,667
2,500	Plum Creek Timber Company, Inc.	99,250
47,100	PowerShares Preferred Portfolio	683,892
22,100	Progressive Corporation	460,343
5,978	Prologis, Inc.	198,649

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (92.2%)	Value
Financials (22.0%) - continued
6,400	Public Storage, Inc.	$924,224
1,800	Rayonier, Inc. REIT	80,820
2,100	Realty Income Corporation	87,717
1,500	Regency Centers Corporation	71,355
1,800	RLJ Lodging Trust	32,634
2,700	Senior Housing Property Trust	60,264
3,600	Simon Property Group, Inc.	560,376
1,300	SL Green Realty Corporation	104,312
53,170	SPDR Dow Jones Wilshire International Real Estate ETF	1,955,592
1,000	Taubman Centers, Inc.	77,160
30,000	U.S. Bancorp	964,800
17,400	UBS AG ADR[a]	203,754
3,300	UDR, Inc.	85,272
10,100	Validus Holdings, Ltd.	323,503
500	Vanguard REIT ETF	32,715
3,722	Ventas, Inc.	234,933
2,400	Vornado Realty Trust	201,552
2,200	Weingarten Realty Investors	57,948
33,400	Wells Fargo & Company	1,116,896
7,200	Weyerhaeuser Company REIT	160,992

	Total	21,366,304

Health Care (9.7%)
33,400	Bristol-Myers Squibb Company	1,200,730
5,300	C.R. Bard, Inc.	569,432
27,700	Eli Lilly and Company	1,188,607
5,300	GlaxoSmithKline plc ADR	241,521
7,500	McKesson Corporation	703,125
21,400	Medtronic, Inc.	828,822
6,250	Novartis AG ADR	349,375
1,600	Novo Nordisk A/S ADR	232,544
81,300	PDL BioPharma, Inc.	539,019
104,000	Pfizer, Inc.	2,392,000
7,800	Sanofi ADR	294,684
14,900	UnitedHealth Group, Inc.	871,650

	Total	9,411,509

Industrials (6.8%)
13,300	AMETEK, Inc.	663,803
3,200	Canadian Pacific Railway, Ltd.	234,432
13,000	Copart, Inc.[a]	307,970
8,600	Corporate Executive Board Company	351,568
6,300	Cummins, Inc.	610,533
31,400	Delta Air Lines, Inc.[a]	343,830
7,300	Dun & Bradstreet Corporation	519,541
10,100	Emerson Electric Company	470,458
6,300	Nordson Corporation	323,127
5,400	Northrop Grumman Corporation	344,466
34,000	Pitney Bowes, Inc.	508,980
1,900	Precision Castparts Corporation	312,531
2,500	Siemens AG ADR	210,175
17,600	United Parcel Service, Inc.	1,386,176

	Total	6,587,590

Information Technology (8.3%)
13,300	Accenture plc	799,197
550	Apple, Inc.[a]	321,200
4,700	Canon, Inc. ADR	187,718
58,700	Intel Corporation	1,564,355
6,200	International Business Machines Corporation	1,212,596
800	MasterCard, Inc.	344,088
68,500	Microsoft Corporation	2,095,415
25,500	Oracle Corporation	757,350
3,700	SAP AG ADR	219,632
14,200	Seagate Technology plc	351,166
16,300	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	227,548

	Total	8,080,265

Materials (4.8%)
7,600	BHP Billiton plc ADR	434,644
6,100	BHP Billiton, Ltd. ADR	398,330
3,600	CF Industries Holdings, Inc.	697,464
4,100	Cia de Minas Buenaventura SA	155,718
27,600	Gold Resource Corporation	717,324
9,200	Monsanto Company	761,576
5,800	Rio Tinto plc ADR	277,298
23,500	Southern Copper Corporation	740,485
3,300	Syngenta AG ADR	225,852
12,000	Vale SA SP ADR	238,200

	Total	4,646,891

Telecommunications Services (5.4%)
11,400	America Movil SAB de CV ADR	297,084
64,200	AT&T, Inc.	2,289,372
9,000	BCE, Inc.	370,800
7,700	China Mobile, Ltd. ADR	420,959
15,700	NTT DOCOMO, INC. ADR	261,405
13,600	Telefonica SA ADR	178,160
32,700	Verizon Communications, Inc.	1,453,188

	Total	5,270,968

Utilities (4.5%)
8,600	American Electric Power Company, Inc.	343,140
12,400	Consolidated Edison, Inc.	771,156
7,600	CPFL Energia SA ADR	189,924
6,200	Integrys Energy Group, Inc.	352,594
22,400	Public Service Enterprise Group, Inc.	728,000
28,700	Questar Corporation	598,682
23,400	Southern Company	1,083,420
20,200	TECO Energy, Inc.	364,812

	Total	4,431,728

	Total Common Stock (cost $86,293,960)	89,695,874

Principal Amount	Long-Term Fixed Income (4.7%)	Value
Energy (0.4%)
	Enbridge Energy Partners, LP
350,000	8.050%, 10/1/2037	379,180

	Total	379,180

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (4.7%)	Value
Financials (3.5%)
	Aegon NV
$500,000	2.248%, 7/29/2049[b,c]	$230,350
	American International Group, Inc.
150,000	8.175%, 5/15/2058	162,750
	Bank of America Corporation
305,000	7.625%, 6/1/2019	358,644
	BBVA International Preferred SA Unipersonal
175,000	5.919%, 12/29/2049[c]	103,117
	J.P. Morgan Chase & Company
175,000	7.900%, 4/29/2049[c]	191,851
	Liberty Mutual Group, Inc.
350,000	10.750%, 6/15/2058[d]	476,000
	MetLife Capital Trust IV
400,000	7.875%, 12/15/2037[d]	444,000
	Reinsurance Group of America, Inc.
425,000	6.750%, 12/15/2065	392,716
	Wachovia Capital Trust III
250,000	5.570%, 3/29/2049[b,c]	238,750
	XL Group plc
475,000	6.500%, 12/31/2049[c]	385,937
	ZFS Finance USA Trust II
400,000	6.450%, 12/15/2065[d]	400,000

	Total	3,384,115

Utilities (0.8%)
	Enterprise Products Operating, LLC
425,000	7.034%, 1/15/2068	454,750
	Southern California Edison Company
315,000	6.250%, 8/1/2049[c]	329,049

	Total	783,799

	Total Long-Term Fixed Income (cost $4,383,630)	4,547,094

Shares	Preferred Stock (0.5%)
Financials (0.4%)
5,000	Bank of America Corporation[c]	129,650
2,500	J.P. Morgan Chase Capital XXIX	64,075
8,000	U.S. Bancorp[c]	228,640

	Total	422,365

Utilities (0.1%)
2,870	Xcel Energy, Inc.	76,773

	Total	76,773

	Total Preferred Stock (cost $461,631)	499,138

Principal Amount	Short-Term Investments (0.8%)[e]
	Federal National Mortgage Association Discount Notes
800,000	0.120%, 7/18/2012[f,g]	799,952

	Total Short-Term Investments (at amortized cost)	799,952

	Total Investments (cost $91,939,173) 98.2%	$95,542,058

	Other Assets and Liabilities, Net 1.8%	1,740,409

	Total Net Assets 100.0%	$97,282,467

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 29, 2012.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2012, the value of these investments was $1,320,000 or 1.4% of total net assets.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
g	At June 29, 2012, $799,952 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT -	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF -	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,435,521
Gross unrealized depreciation	(2,924,124)

Net unrealized appreciation (depreciation)	$3,511,397

Cost for federal income tax purposes	$92,030,661

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Equity Income Plus Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	8,388,152	8,388,152	—	—
Consumer Staples	9,340,700	9,340,700	—	—
Energy	12,171,767	12,171,767	—	—
Financials	21,366,304	21,366,304	—	—
Health Care	9,411,509	9,411,509	—	—
Industrials	6,587,590	6,587,590	—	—
Information Technology	8,080,265	8,080,265	—	—
Materials	4,646,891	4,646,891	—	—
Telecommunications Services	5,270,968	5,270,968	—	—
Utilities	4,431,728	4,431,728	—	—
Long-Term Fixed Income
Energy	379,180	—	379,180	—
Financials	3,384,115	—	3,384,115	—
Utilities	783,799	—	783,799	—
Preferred Stock
Financials	422,365	422,365	—	—
Utilities	76,773	76,773	—	—
Short-Term Investments	799,952	—	799,952	—

Total	$95,542,058	$90,195,012	$5,347,046	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	44,455	44,455	—	—

Total Asset Derivatives	$44,455	$44,455	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	21	September 2012	$1,379,765	$1,424,220	$44,455
Total Futures Contracts					$44,455

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2012, for Equity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	44,455
Total Equity Contracts		44,455

Total Asset Derivatives		$44,455

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Equity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Options Written	Net realized gains/(losses) on Written option contracts	(225,240)
Options Purchased	Net realized gains/(losses) on Investments	(127,099)
Futures	Net realized gains/(losses) on Futures contracts	977,041
Total Equity Contracts		624,702

Total		$624,702

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Equity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Options Written	Change in net unrealized appreciation/(depreciation) on Written option contracts	89,026
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(130,610)
Total Equity Contracts		57,616

Total		$57,616

The following table presents Equity Income Plus Portfolio's average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Options (Contracts)
Equity Contracts	$6,847,202	7.2%	222

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (63.9%)	Value
Consumer Discretionary (7.1%)
1,100	Abercrombie & Fitch Company	$37,554
4,500	Amazon.com, Inc.[a]	1,027,575
1,500	Apollo Group, Inc.[a]	54,285
600	AutoNation, Inc.[a,b]	21,168
300	AutoZone, Inc.[a]	110,151
3,000	Bed Bath & Beyond, Inc.[a]	185,400
3,575	Best Buy Company, Inc.	74,932
900	Big Lots, Inc.[a]	36,711
1,400	BorgWarner, Inc.[a]	91,826
2,500	Cablevision Systems Corporation	33,225
2,900	CarMax, Inc.[a]	75,226
5,600	Carnival Corporation	191,912
8,162	CBS Corporation	267,550
400	Chipotle Mexican Grill, Inc.[a]	151,980
3,700	Coach, Inc.	216,376
33,865	Comcast Corporation	1,082,664
3,300	D.R. Horton, Inc.	60,654
1,700	Darden Restaurants, Inc.	86,071
800	DeVry, Inc.	24,776
8,400	DIRECTV[a]	410,088
3,200	Discovery Communications, Inc.[a]	172,800
3,000	Dollar Tree, Inc.[a]	161,400
1,200	Expedia, Inc.	57,684
1,500	Family Dollar Stores, Inc.	99,720
46,888	Ford Motor Company	449,656
600	Fossil, Inc.[a]	45,924
2,800	Gannett Company, Inc.	41,244
4,100	Gap, Inc.	112,176
2,000	Genuine Parts Company	120,500
2,900	Goodyear Tire & Rubber Company[a]	34,249
3,400	H&R Block, Inc.	54,332
2,900	Harley-Davidson, Inc.	132,617
900	Harman International Industries, Inc.	35,640
1,500	Hasbro, Inc.	50,805
19,400	Home Depot, Inc.	1,028,006
3,500	International Game Technology	55,125
5,189	Interpublic Group of Companies, Inc.	56,301
1,800	J.C. Penney Company, Inc.	41,958
8,500	Johnson Controls, Inc.	235,535
3,200	Kohl's Corporation	145,568
1,700	Leggett & Platt, Inc.	35,921
2,100	Lennar Corporation	64,911
3,162	Limited Brands, Inc.	134,480
14,800	Lowe's Companies, Inc.	420,912
5,200	Macy's, Inc.	178,620
3,263	Marriott International, Inc.	127,910
4,025	Mattel, Inc.	130,571
12,700	McDonald's Corporation	1,124,331
3,500	McGraw-Hill Companies, Inc.	157,500
800	Netflix, Inc.[a]	54,776
3,426	Newell Rubbermaid, Inc.	62,148
26,600	News Corporation	592,914
4,700	NIKE, Inc.	412,566
2,100	Nordstrom, Inc.	104,349
3,500	Omnicom Group, Inc.	170,100
1,700	O’Reilly Automotive, Inc.[a]	142,409
600	Priceline.com, Inc.[a]	398,712
3,837	Pulte Group, Inc.[a]	41,056
900	Ralph Lauren Corporation	126,054
2,900	Ross Stores, Inc.	181,163
1,300	Scripps Networks Interactive	73,918
580	Sears Holdings Corporation[a,b]	34,626
1,100	Sherwin-Williams Company	145,585
800	Snap-On, Inc.	49,800
8,500	Staples, Inc.	110,925
9,400	Starbucks Corporation	501,208
2,500	Starwood Hotels & Resorts Worldwide, Inc.	132,600
8,500	Target Corporation	494,615
1,600	Tiffany & Company	84,720
3,980	Time Warner Cable, Inc.	326,758
12,216	Time Warner, Inc.	470,316
9,400	TJX Companies, Inc.	403,542
1,200	TripAdvisor, Inc.[a]	53,628
1,400	Urban Outfitters, Inc.[a]	38,626
1,100	VF Corporation	146,795
6,862	Viacom, Inc.	322,651
22,387	Walt Disney Company	1,085,769
60	Washington Post Company	22,429
1,058	Whirlpool Corporation	64,707
1,932	Wyndham Worldwide Corporation	101,894
1,100	Wynn Resorts, Ltd.	114,092
5,820	Yum! Brands, Inc.	374,924

	Total	17,186,895

Consumer Staples (7.2%)
25,200	Altria Group, Inc.	870,660
8,241	Archer-Daniels-Midland Company	243,274
5,200	Avon Products, Inc.	84,292
2,000	Beam, Inc.	124,980
1,325	Brown-Forman Corporation	128,326
2,300	Campbell Soup Company[b]	76,774
1,700	Clorox Company	123,182
28,300	Coca-Cola Company	2,212,777
3,700	Coca-Cola Enterprises, Inc.	103,748
6,100	Colgate-Palmolive Company	635,010
4,900	ConAgra Foods, Inc.	127,057
1,900	Constellation Brands, Inc.[a]	51,414
5,500	Costco Wholesale Corporation	522,500
16,105	CVS Caremark Corporation	752,587
2,100	Dean Foods Company[a]	35,763
2,600	Dr. Pepper Snapple Group, Inc.	113,750
2,900	Estee Lauder Companies, Inc.	156,948
7,800	General Mills, Inc.	300,612
4,050	H.J. Heinz Company	220,239
2,000	Hershey Company	144,060
1,400	Hormel Foods Corporation	42,588
1,455	J.M. Smucker Company	109,882
3,100	Kellogg Company	152,923
4,980	Kimberly-Clark Corporation	417,175
21,960	Kraft Foods, Inc.	848,095
7,300	Kroger Company	169,287
1,700	Lorillard, Inc.	224,315
1,600	McCormick & Company, Inc.	97,040
2,622	Mead Johnson Nutrition Company	211,097
2,000	Molson Coors Brewing Company	83,220
2,100	Monster Beverage Corporation[a]	149,520

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (63.9%)	Value
Consumer Staples (7.2%) - continued
19,597	PepsiCo, Inc.	$1,384,724
21,500	Philip Morris International, Inc.	1,876,090
34,479	Procter & Gamble Company	2,111,839
4,000	Reynolds American, Inc.	179,480
3,100	Safeway, Inc.[b]	56,265
7,100	Sysco Corporation	211,651
3,300	Tyson Foods, Inc.	62,139
10,900	Walgreen Company	322,422
21,800	Wal-Mart Stores, Inc.	1,519,896
2,100	Whole Foods Market, Inc.	200,172

	Total	17,457,773

Energy (6.9%)
2,737	Alpha Natural Resources, Inc.[a]	23,839
6,336	Anadarko Petroleum Corporation	419,443
4,768	Apache Corporation	419,060
5,561	Baker Hughes, Inc.	228,557
2,700	Cabot Oil & Gas Corporation	106,380
3,100	Cameron International Corporation[a]	132,401
8,300	Chesapeake Energy Corporation	154,380
24,774	Chevron Corporation	2,613,657
15,982	ConocoPhillips	893,074
2,900	Consol Energy, Inc.	87,696
4,800	Denbury Resources, Inc.[a]	72,528
5,000	Devon Energy Corporation	289,950
900	Diamond Offshore Drilling, Inc.	53,217
3,400	EOG Resources, Inc.	306,374
1,900	EQT Corporation	101,897
58,634	Exxon Mobil Corporation	5,017,311
3,000	FMC Technologies, Inc.[a]	117,690
11,500	Halliburton Company	326,485
1,400	Helmerich & Payne, Inc.	60,872
3,800	Hess Corporation	165,110
6,700	Kinder Morgan, Inc.	215,874
8,722	Marathon Oil Corporation	223,022
4,461	Marathon Petroleum Corporation	200,388
2,500	Murphy Oil Corporation	125,725
3,600	Nabors Industries, Ltd.[a]	51,840
5,400	National Oilwell Varco, Inc.	347,976
1,700	Newfield Exploration Company[a]	49,827
3,200	Noble Corporation[a]	104,096
2,300	Noble Energy, Inc.	195,086
10,100	Occidental Petroleum Corporation	866,277
3,400	Peabody Energy Corporation	83,368
7,991	Phillips 66[a]	265,621
1,600	Pioneer Natural Resources Company	141,136
2,300	QEP Resources, Inc.	68,931
2,000	Range Resources Corporation	123,740
1,600	Rowan Companies plc[a]	51,728
16,625	Schlumberger, Ltd.	1,079,129
4,400	Southwestern Energy Company[a]	140,492
8,221	Spectra Energy Corporation	238,902
1,400	Sunoco, Inc.	66,500
1,800	Tesoro Corporation[a]	44,928
6,900	Valero Energy Corporation	166,635
7,900	Williams Companies, Inc.	227,678
2,433	WPX Energy, Inc.[a]	39,366

	Total	16,708,186

Financials (9.1%)
4,300	ACE, Ltd.	318,759
5,800	Aflac, Inc.	247,022
6,296	Allstate Corporation	220,927
12,700	American Express Company	739,267
8,420	American International Group, Inc.[a]	270,198
5,000	American Tower Corporation	349,550
2,840	Ameriprise Financial, Inc.	148,418
4,150	Aon plc	194,137
1,854	Apartment Investment & Management Company	50,114
1,200	Assurant, Inc.	41,808
1,253	AvalonBay Communities, Inc.	177,274
133,854	Bank of America Corporation	1,094,926
14,901	Bank of New York Mellon Corporation	327,077
8,800	BB&T Corporation	271,480
21,950	Berkshire Hathaway, Inc.[a]	1,829,093
1,600	BlackRock, Inc.	271,712
1,900	Boston Properties, Inc.	205,903
7,265	Capital One Financial Corporation	397,105
4,000	CBRE Group, Inc.[a]	65,440
13,025	Charles Schwab Corporation	168,413
3,400	Chubb Corporation	247,588
1,751	Cincinnati Financial Corporation	66,661
36,638	Citigroup, Inc.	1,004,248
800	CME Group, Inc.	214,488
2,400	Comerica, Inc.	73,704
6,695	Discover Financial Services	231,513
2,930	E*TRADE Financial Corporation[a]	23,557
3,800	Equity Residential	236,968
1,000	Federated Investors, Inc.	21,850
11,016	Fifth Third Bancorp	147,614
2,744	First Horizon National Corporation	23,736
1,700	Franklin Resources, Inc.	188,683
5,800	Genworth Financial, Inc.[a]	32,828
6,300	Goldman Sachs Group, Inc.	603,918
5,400	Hartford Financial Services Group, Inc.	95,202
5,200	HCP, Inc.	229,580
2,700	Health Care REIT, Inc.	157,410
8,347	Host Hotels & Resorts, Inc.	132,049
5,300	Hudson City Bancorp, Inc.	33,761
9,516	Huntington Bancshares, Inc.	60,902
1,000	IntercontinentalExchange, Inc.[a]	135,980
5,400	Invesco, Ltd.	122,040
47,824	J.P. Morgan Chase & Company	1,708,751
10,400	KeyCorp	80,496
4,600	Kimco Realty Corporation	87,538
1,500	Legg Mason, Inc.	39,555
2,400	Leucadia National Corporation	51,048
3,611	Lincoln National Corporation	78,973
3,700	Loews Corporation	151,367
1,600	M&T Bank Corporation	132,112
6,500	Marsh & McLennan Companies, Inc.	209,495
13,216	MetLife, Inc.	407,714
2,500	Moody’s Corporation	91,375
18,890	Morgan Stanley	275,605
1,400	NASDAQ OMX Group, Inc.	31,738

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (63.9%)	Value
Financials (9.1%) - continued
3,100	Northern Trust Corporation	$142,662
3,200	NYSE Euronext	81,856
3,600	People’s United Financial, Inc.	41,796
2,100	Plum Creek Timber Company, Inc.	83,370
6,620	PNC Financial Services Group, Inc.	404,548
3,600	Principal Financial Group, Inc.	94,428
7,000	Progressive Corporation	145,810
5,681	Prologis, Inc.	188,780
5,900	Prudential Financial, Inc.	285,737
1,700	Public Storage, Inc.	245,497
18,200	Regions Financial Corporation	122,850
3,753	Simon Property Group, Inc.	584,192
6,000	SLM Corporation	94,260
6,200	State Street Corporation	276,768
6,600	SunTrust Banks, Inc.	159,918
3,200	T. Rowe Price Group, Inc.	201,472
1,300	Torchmark Corporation	65,715
4,925	Travelers Companies, Inc.	314,412
23,521	U.S. Bancorp	756,435
3,258	Unum Group	62,326
3,700	Ventas, Inc.	233,544
2,370	Vornado Realty Trust	199,033
66,682	Wells Fargo & Company	2,229,846
6,540	Weyerhaeuser Company REIT	146,234
3,700	XL Group plc	77,848
2,400	Zions Bancorporation	46,608

	Total	22,104,615

Health Care (7.6%)
19,700	Abbott Laboratories	1,270,059
4,356	Aetna, Inc.	168,882
2,300	Alexion Pharmaceuticals, Inc.[a]	228,390
3,900	Allergan, Inc.	361,023
3,200	AmerisourceBergen Corporation	125,920
9,952	Amgen, Inc.	726,894
7,100	Baxter International, Inc.	377,365
2,700	Becton, Dickinson and Company	201,825
3,030	Biogen Idec, Inc.[a]	437,471
16,550	Boston Scientific Corporation[a]	93,839
21,205	Bristol-Myers Squibb Company	762,320
1,100	C.R. Bard, Inc.	118,184
4,275	Cardinal Health, Inc.	179,550
2,687	CareFusion Corporation[a]	69,002
5,600	Celgene Corporation[a]	359,296
1,900	Cerner Corporation[a]	157,054
3,600	CIGNA Corporation	158,400
1,850	Coventry Health Care, Inc.	58,812
6,100	Covidien plc	326,350
1,200	DaVita, Inc.[a]	117,852
1,800	DENTSPLY International, Inc.	68,058
1,500	Edwards Lifesciences Corporation[a]	154,950
12,600	Eli Lilly and Company	540,666
10,077	Express Scripts Holding Company[a]	562,599
3,200	Forest Laboratories, Inc.[a]	111,968
9,500	Gilead Sciences, Inc.[a]	487,160
2,130	Hospira, Inc.[a]	74,507
2,100	Humana, Inc.	162,624
500	Intuitive Surgical, Inc.[a]	276,895
34,406	Johnson & Johnson	2,324,469
1,300	Laboratory Corporation of America Holdings[a]	120,393
2,337	Life Technologies Corporation[a]	105,142
2,980	McKesson Corporation	279,375
13,100	Medtronic, Inc.	507,363
38,027	Merck & Company, Inc.	1,587,627
5,200	Mylan, Inc.[a]	111,124
1,200	Patterson Companies, Inc.	41,364
1,500	PerkinElmer, Inc.	38,700
1,200	Perrigo Company	141,516
94,055	Pfizer, Inc.	2,163,265
2,000	Quest Diagnostics, Inc.	119,800
3,980	St. Jude Medical, Inc.	158,842
4,100	Stryker Corporation	225,910
4,450	Tenet Healthcare Corporation[a]	23,318
4,600	Thermo Fisher Scientific, Inc.	238,786
13,100	UnitedHealth Group, Inc.	766,350
1,500	Varian Medical Systems, Inc.[a]	91,155
1,200	Waters Corporation[a]	95,364
1,700	Watson Pharmaceuticals, Inc.[a]	125,783
4,200	WellPoint, Inc.	267,918
2,290	Zimmer Holdings, Inc.	147,384

	Total	18,418,863

Industrials (6.7%)
8,700	3M Company	779,520
1,300	Avery Dennison Corporation	35,542
9,428	Boeing Company	700,500
2,100	C.H. Robinson Worldwide, Inc.	122,913
8,200	Caterpillar, Inc.	696,262
1,400	Cintas Corporation	54,054
2,000	Cooper Industries plc	136,360
12,800	CSX Corporation	286,208
2,500	Cummins, Inc.	242,275
7,100	Danaher Corporation	369,768
5,100	Deere & Company	412,437
2,400	Dover Corporation	128,664
700	Dun & Bradstreet Corporation	49,819
4,200	Eaton Corporation	166,446
9,200	Emerson Electric Company	428,536
1,600	Equifax, Inc.	74,560
2,700	Expeditors International of Washington, Inc.	104,625
3,800	Fastenal Company	153,178
4,040	FedEx Corporation	370,104
800	First Solar, Inc.[a,b]	12,048
700	Flowserve Corporation	80,325
2,100	Fluor Corporation	103,614
4,400	General Dynamics Corporation	290,224
132,600	General Electric Company	2,763,384
1,600	Goodrich Corporation	203,040
9,637	Honeywell International, Inc.	538,130
6,000	Illinois Tool Works, Inc.	317,340
3,700	Ingersoll-Rand plc	156,066
2,000	Iron Mountain, Inc.	65,920
1,700	Jacobs Engineering Group, Inc.[a]	64,362
1,400	Joy Global, Inc.	79,422
1,300	L-3 Communications Holdings, Inc.	96,213
3,400	Lockheed Martin Corporation	296,072
4,200	Masco Corporation	58,254

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (63.9%)	Value
Industrials (6.7%) - continued
4,200	Norfolk Southern Corporation	$301,434
3,206	Northrop Grumman Corporation	204,511
4,550	PACCAR, Inc.	178,315
1,500	Pall Corporation	82,215
1,950	Parker Hannifin Corporation	149,916
2,200	Pitney Bowes, Inc.[b]	32,934
1,900	Precision Castparts Corporation	312,531
2,500	Quanta Services, Inc.[a]	60,175
1,900	R.R. Donnelley & Sons Company[b]	22,363
4,300	Raytheon Company	243,337
4,005	Republic Services, Inc.	105,972
1,700	Robert Half International, Inc.	48,569
1,800	Rockwell Automation, Inc.	118,908
1,900	Rockwell Collins, Inc.	93,765
1,300	Roper Industries, Inc.	128,154
700	Ryder System, Inc.	25,207
8,480	Southwest Airlines Company	78,186
2,200	Stanley Black & Decker, Inc.	141,592
1,100	Stericycle, Inc.[a]	100,837
3,500	Textron, Inc.	87,045
5,800	Tyco International, Ltd.	306,530
6,100	Union Pacific Corporation	727,791
12,100	United Parcel Service, Inc.	952,996
11,400	United Technologies Corporation	861,042
800	W.W. Grainger, Inc.	152,992
5,830	Waste Management, Inc.	194,722
2,200	Xylem, Inc.	55,374

	Total	16,203,598

Information Technology (12.7%)
8,200	Accenture plc	492,738
6,100	Adobe Systems, Inc.[a]	197,457
6,900	Advanced Micro Devices, Inc.[a]	39,537
4,363	Agilent Technologies, Inc.	171,204
2,300	Akamai Technologies, Inc.[a]	73,025
4,100	Altera Corporation	138,744
2,100	Amphenol Corporation	115,332
3,700	Analog Devices, Inc.	139,379
11,700	Apple, Inc.[a]	6,832,800
15,600	Applied Materials, Inc.	178,776
2,900	Autodesk, Inc.[a]	101,471
6,200	Automatic Data Processing, Inc.	345,092
2,100	BMC Software, Inc.[a]	89,628
6,150	Broadcom Corporation[a]	207,870
4,475	CA, Inc.	121,228
67,200	Cisco Systems, Inc.	1,153,824
2,400	Citrix Systems, Inc.[a]	201,456
3,900	Cognizant Technology Solutions Corporation[a]	234,000
2,000	Computer Sciences Corporation	49,640
18,800	Corning, Inc.	243,084
18,800	Dell, Inc.[a]	235,376
14,300	eBay, Inc.[a]	600,743
4,000	Electronic Arts, Inc.[a]	49,400
26,324	EMC Corporation[a]	674,684
1,100	F5 Networks, Inc.[a]	109,516
2,900	Fidelity National Information Services, Inc.	98,832
1,750	Fiserv, Inc.[a]	126,385
1,900	FLIR Systems, Inc.	37,050
1,600	GameStop Corporation[b]	29,376
3,200	Google, Inc.[a]	1,856,224
1,500	Harris Corporation	62,775
24,661	Hewlett-Packard Company	495,933
63,100	Intel Corporation	1,681,615
14,500	International Business Machines Corporation	2,835,910
3,800	Intuit, Inc.	225,530
2,400	Jabil Circuit, Inc.	48,792
2,800	JDS Uniphase Corporation[a]	30,800
6,500	Juniper Networks, Inc.[a]	106,015
2,100	KLA-Tencor Corporation	103,425
2,600	Lam Research Corporation[a]	98,124
900	Lexmark International, Inc.	23,922
2,900	Linear Technology Corporation	90,857
6,600	LSI Corporation[a]	42,042
1,300	MasterCard, Inc.	559,143
2,500	Microchip Technology, Inc.[b]	82,700
12,000	Micron Technology, Inc.[a]	75,720
93,500	Microsoft Corporation	2,860,165
1,650	Molex, Inc.	39,501
3,717	Motorola Solutions, Inc.	178,825
4,600	NetApp, Inc.[a]	146,372
7,550	NVIDIA Corporation[a]	104,341
49,059	Oracle Corporation	1,457,052
3,850	Paychex, Inc.	120,929
21,500	QUALCOMM, Inc.	1,197,120
2,500	Red Hat, Inc.[a]	141,200
2,900	SAIC, Inc.	35,148
1,800	Salesforce.com, Inc.[a]	248,868
3,100	SanDisk Corporation[a]	113,088
4,700	Seagate Technology plc	116,231
8,772	Symantec Corporation[a]	128,159
5,400	TE Connectivity, Ltd.	172,314
2,200	Teradata Corporation[a]	158,422
2,200	Teradyne, Inc.[a]	30,932
14,200	Texas Instruments, Inc.	407,398
2,100	Total System Services, Inc.	50,253
2,100	VeriSign, Inc.[a]	91,497
6,200	Visa, Inc.	766,506
3,000	Western Digital Corporation[a]	91,440
7,462	Western Union Company	125,660
15,783	Xerox Corporation	124,212
3,200	Xilinx, Inc.	107,424
15,000	Yahoo!, Inc.[a]	237,450

	Total	30,757,681

Materials (2.1%)
2,700	Air Products and Chemicals, Inc.	217,971
900	Airgas, Inc.	75,609
12,464	Alcoa, Inc.	109,060
1,381	Allegheny Technologies, Inc.	44,040
2,000	Ball Corporation	82,100
1,400	Bemis Company, Inc.	43,876
900	CF Industries Holdings, Inc.	174,366
1,700	Cliffs Natural Resources, Inc.	83,793
14,777	Dow Chemical Company	465,476
11,619	E.I. du Pont de Nemours and Company	587,573
1,800	Eastman Chemical Company	90,666
3,600	Ecolab, Inc.[b]	246,708
1,800	FMC Corporation	96,264

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (63.9%)	Value
Materials (2.1%) - continued
11,888	Freeport-McMoRan Copper & Gold, Inc.	$405,024
1,100	International Flavors & Fragrances, Inc.	60,280
5,421	International Paper Company	156,721
1,980	MeadWestvaco Corporation	56,925
6,766	Monsanto Company	560,089
3,800	Mosaic Company	208,088
6,117	Newmont Mining Corporation	296,736
3,900	Nucor Corporation	147,810
2,000	Owens-Illinois, Inc.[a]	38,340
2,000	PPG Industries, Inc.	212,240
3,800	Praxair, Inc.	413,174
2,128	Sealed Air Corporation	32,856
1,600	Sigma-Aldrich Corporation	118,288
600	Titanium Metals Corporation	6,786
1,800	United States Steel Corporation[b]	37,080
1,700	Vulcan Materials Company	67,507

	Total	5,135,446

Telecommunications Services (2.1%)
73,879	AT&T, Inc.	2,634,525
7,694	CenturyLink, Inc.	303,836
3,200	Crown Castle International Corporation[a]	187,712
11,110	Frontier Communications Corporation[b]	42,552
3,500	MetroPCS Communications, Inc.[a]	21,175
35,969	Sprint Nextel Corporation[a]	117,259
35,470	Verizon Communications, Inc.	1,576,287
6,217	Windstream Corporation[b]	60,056

	Total	4,943,402

Utilities (2.4%)
7,400	AES Corporation[a]	94,942
1,386	AGL Resources, Inc.	53,707
2,800	Ameren Corporation	93,912
5,940	American Electric Power Company, Inc.	237,006
5,324	CenterPoint Energy, Inc.	110,047
2,700	CMS Energy Corporation	63,450
3,700	Consolidated Edison, Inc.	230,103
7,130	Dominion Resources, Inc.	385,020
2,200	DTE Energy Company	130,526
16,742	Duke Energy Corporation	386,071
4,100	Edison International, Inc.	189,420
2,200	Entergy Corporation	149,358
10,685	Exelon Corporation	401,970
5,267	FirstEnergy Corporation	259,084
907	Integrys Energy Group, Inc.	51,581
5,200	NextEra Energy, Inc.	357,812
3,634	NiSource, Inc.	89,941
3,900	Northeast Utilities	151,359
2,600	NRG Energy, Inc.[a]	45,136
2,800	ONEOK, Inc.	118,468
2,300	Pepco Holdings, Inc.	45,011
5,200	PG&E Corporation	235,404
1,300	Pinnacle West Capital Corporation	67,262
7,300	PPL Corporation	203,013
3,691	Progress Energy, Inc.	222,087
6,400	Public Service Enterprise Group, Inc.	208,000
1,500	SCANA Corporation	71,760
3,087	Sempra Energy	212,633
10,900	Southern Company	504,670
2,700	TECO Energy, Inc.	48,762
2,600	Wisconsin Energy Corporation	102,882
5,610	Xcel Energy, Inc.	159,380
	Total	5,679,777

	Total Common Stock (cost $123,951,576)	154,596,236

Principal Amount	Long-Term Fixed Income (36.7%)
Asset-Backed Securities (1.3%)
	Countrywide Home Loans, Inc.
389,519	6.085%, 6/25/2021[c]	273,024
	Credit Based Asset Servicing and Securitization, LLC
297,842	4.624%, 12/25/2036	176,950
	First Horizon ABS Trust
390,517	0.375%, 10/25/2026[c,d]	289,018
720,220	0.405%, 10/25/2034[c,d]	465,053
	GMAC Mortgage Corporation Loan Trust
1,128,129	0.425%, 8/25/2035[c,d]	750,839
689,003	0.425%, 12/25/2036[c,d]	489,274
	IndyMac Seconds Asset-Backed Trust
376,403	0.415%, 10/25/2036[c,d]	67,972
	Wachovia Asset Securitization, Inc.
860,090	0.385%, 7/25/2037[c,d,e]	616,806

	Total	3,128,936

Basic Materials (0.1%)
	Alcoa, Inc.
250,000	5.400%, 4/15/2021	248,942
	Freeport-McMoRan Copper & Gold, Inc.
100,000	3.550%, 3/1/2022	98,388

	Total	347,330

Capital Goods (0.3%)
	Caterpillar Financial Services Corporation
175,000	1.625%, 6/1/2017	175,856
	John Deere Capital Corporation
175,000	0.638%, 6/16/2014[d]	175,511
	United Technologies Corporation
225,000	6.050%, 6/1/2036	290,346

	Total	641,713

Collateralized Mortgage Obligations (<0.1%)
	Bear Stearns Mortgage Funding Trust
168,264	0.525%, 8/25/2036[d]	47,921

	Total	47,921

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (36.7%)	Value
Commercial Mortgage-Backed Securities (2.8%)
	Banc of America Commercial Mortgage, Inc.
$ 600,000	5.805%, 6/10/2049	$677,860
	Bear Stearns Commercial Mortgage Securities, Inc.
645,784	0.392%, 3/15/2022[d,f]	636,156
	Commercial Mortgage Pass- Through Certificates
2,000,000	0.372%, 12/15/2020[d,f]	1,816,346
750,000	5.306%, 12/10/2046	842,579
	Credit Suisse Mortgage Capital Certificates
810,219	0.412%, 10/15/2021[d,f]	758,044
700,000	5.467%, 9/15/2039	775,007
	GE Capital Commercial Mortgage Corporation
84,053	4.641%, 3/10/2040	85,438
	GS Mortgage Securities Corporation II
1,000,000	1.260%, 3/6/2020[d,f]	986,447
	Morgan Stanley Capital I
225,000	3.224%, 7/15/2049	239,841

	Total	6,817,718

Communications Services (0.6%)
	AT&T, Inc.
200,000	6.400%, 5/15/2038	251,727
	CBS Corporation
200,000	7.875%, 9/1/2023	251,437
	CenturyLink, Inc.
125,000	5.800%, 3/15/2022	124,438
	Cox Communications, Inc.
115,000	6.450%, 12/1/2036[f]	131,999
	Crown Castle Towers, LLC
250,000	4.174%, 8/15/2017[f]	264,245
	Time Warner Cable, Inc.
200,000	7.300%, 7/1/2038	256,866
	Vodafone Group plc
150,000	1.625%, 3/20/2017	150,026

	Total	1,430,738

Consumer Cyclical (0.7%)
	California Institute of Technology
175,000	4.700%, 11/1/2111	190,337
	Ford Motor Credit Company, LLC
150,000	3.000%, 6/12/2017	149,173
	FUEL Trust
100,000	4.207%, 4/15/2016[f]	103,838
200,000	3.984%, 6/15/2016[f]	205,982
	Time Warner, Inc.
125,000	3.400%, 6/15/2022	126,050
	Wal-Mart Stores, Inc.
150,000	7.550%, 2/15/2030	224,817
	Walt Disney Company
500,000	5.625%, 9/15/2016	587,965

	Total	1,588,162

Consumer Non-Cyclical (1.2%)
	AmerisourceBergen Corporation
300,000	4.875%, 11/15/2019	343,071
	Beam, Inc.
150,000	1.875%, 5/15/2017	150,722
	Boston Scientific Corporation
225,000	7.000%, 11/15/2035	280,914
	Bunge Limited Finance Corporation
150,000	3.200%, 6/15/2017	150,332
	Colgate-Palmolive Company
250,000	1.250%, 5/1/2014	253,095
	Diageo Capital plc
150,000	1.500%, 5/11/2017	150,553
	GlaxoSmithKline Capital, Inc.
200,000	6.375%, 5/15/2038	275,013
	Grupo Bimbo SAB de CV
100,000	4.500%, 1/25/2022[f]	106,380
	Kraft Foods, Inc.
150,000	2.250%, 6/5/2017[f]	153,582
	Molson Coors Brewing Company
175,000	2.000%, 5/1/2017	176,600
	Philip Morris International, Inc.
200,000	6.375%, 5/16/2038	267,555
	Wyeth
450,000	6.000%, 2/15/2036	588,548

	Total	2,896,365

Energy (0.6%)
	BP Capital Markets plc
250,000	4.742%, 3/11/2021	286,148
	Cameron International Corporation
100,000	4.500%, 6/1/2021	106,960
	Energy Transfer Partners, LP
300,000	6.700%, 7/1/2018	344,116
	NiSource Finance Corporation
150,000	3.850%, 2/15/2023	149,855
	Petro-Canada
200,000	6.800%, 5/15/2038	249,633
	Phillips 66
175,000	1.950%, 3/5/2015[f]	176,253
125,000	4.300%, 4/1/2022[f]	131,496

	Total	1,444,461

Financials (2.4%)
	Bank of America Corporation
75,000	5.875%, 2/7/2042	82,154
	Barclays Bank plc
200,000	5.000%, 9/22/2016[b]	217,192
	Bear Stearns Companies, LLC
250,000	4.650%, 7/2/2018	263,194
	Berkshire Hathaway, Inc.
150,000	1.600%, 5/15/2017	151,044
	Chubb Corporation
400,000	6.500%, 5/15/2038	543,707
	Citigroup, Inc.
250,000	1.398%, 4/1/2014[d]	246,000
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
100,000	4.750%, 1/15/2020[f]	108,485
	Credit Suisse AG Guernsey
350,000	1.625%, 3/6/2015[f]	351,236

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (36.7%)	Value
Financials (2.4%) - continued
	Dartmouth College
$125,000	3.760%, 6/1/2043	$124,544
	General Electric Capital Corporation
225,000	5.875%, 1/14/2038	258,301
	HCP, Inc.
175,000	3.750%, 2/1/2016	181,997
	Health Care REIT, Inc.
300,000	6.125%, 4/15/2020	333,959
	HSBC Holdings plc
200,000	6.800%, 6/1/2038	229,076
	J.P. Morgan Chase & Company
250,000	3.450%, 3/1/2016	259,120
	Lloyds TSB Bank plc
150,000	5.800%, 1/13/2020[f]	160,352
	MassMutual Global Funding II
150,000	2.000%, 4/5/2017[f]	150,874
	MetLife, Inc.
150,000	5.000%, 6/15/2015	164,910
	New York Life Global Funding
250,000	1.300%, 1/12/2015[f]	250,532
	Nordea Bank AB
175,000	3.125%, 3/20/2017[f]	175,747
	Northern Trust Corporation
250,000	3.450%, 11/4/2020	267,949
	Preferred Term Securities XXIII, Ltd.
984,301	0.668%, 12/22/2036[d,e]	516,758
	Prudential Financial, Inc.
225,000	5.700%, 12/14/2036	230,176
	UBS AG/London
250,000	1.875%, 1/23/2015[f]	252,499
	University of Pennsylvania
175,000	4.674%, 9/1/2112	200,984
	Ventas Realty, LP
75,000	4.250%, 3/1/2022	75,519
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[g,h]	0

	Total	5,796,309

Foreign Government (1.3%)
	Bank Nederlandse Gemeenten NV
300,000	4.375%, 2/16/2021[f]	331,721
	Chile Government International Bond
150,000	3.875%, 8/5/2020	166,500
	Newfoundland Government Notes
500,000	8.650%, 10/22/2022	752,604
	Province of British Columbia
250,000	1.200%, 4/25/2017	252,444
375,000	2.650%, 9/22/2021	397,031
	Province of Manitoba
325,000	1.300%, 4/3/2017	329,640
	Province of New Brunswick
250,000	2.750%, 6/15/2018	268,158
	Quebec Government Notes
600,000	4.875%, 5/5/2014	647,738

	Total	3,145,836

Mortgage-Backed Securities (10.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
78	7.000%, 8/1/2012	78
478	6.500%, 11/1/2012	483
6,726	6.000%, 2/1/2014	7,127
16,550	5.500%, 4/1/2014	17,826
7,672	6.000%, 4/1/2014	8,130
3,564	6.000%, 4/1/2014	3,777
8,807	6.500%, 6/1/2014	9,167
7,281	7.500%, 9/1/2014	7,723
293,876	5.500%, 12/1/2017	318,748
6,150,000	3.000%, 7/1/2027[i]	6,429,634
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
14,486	6.500%, 4/1/2024	16,356
23,053	9.000%, 11/1/2024	27,683
1,278	9.000%, 4/1/2025	1,550
1,729	7.000%, 9/1/2025	2,044
1,215	8.500%, 9/1/2025	1,457
709	6.500%, 5/1/2026	813
6,955	6.000%, 7/1/2026	7,716
1,178	7.500%, 7/1/2026	1,378
2,168	8.000%, 11/1/2026	2,569
1,871	7.500%, 1/1/2027	2,188
2,970	6.500%, 2/1/2027	3,398
5,205	7.000%, 2/1/2027	6,209
17,443	8.000%, 3/1/2027	20,671
3,153	7.500%, 4/1/2027	3,698
9,322	8.000%, 6/1/2027	11,076
2,822	8.500%, 7/1/2027	3,401
3,612	7.000%, 9/1/2027	4,309
6,582	8.000%, 10/1/2027	7,819
5,615	7.500%, 11/1/2027	6,585
3,113	7.500%, 12/1/2027	3,651
19,154	6.500%, 6/1/2028	21,914
10,389	7.000%, 10/1/2028	12,440
57,372	6.500%, 11/1/2028	65,639
29,531	6.000%, 3/1/2029	33,110
15,004	6.500%, 4/1/2029	17,167
27,355	6.000%, 5/1/2029	30,670
28,771	7.000%, 5/1/2029	34,500
9,579	6.500%, 7/1/2029	10,960
18,019	6.500%, 8/1/2029	20,615
5,847	7.000%, 9/1/2029	7,011
5,902	7.000%, 10/1/2029	7,077
6,478	7.500%, 11/1/2029	7,639
8,480	7.000%, 1/1/2030	10,104
14,267	7.500%, 1/1/2030	16,868
5,378	8.000%, 8/1/2030	6,436
17,173	6.000%, 3/1/2031	19,255
64,571	6.000%, 6/1/2031	72,398
66,829	6.000%, 1/1/2032	74,930
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
603	7.000%, 10/1/2012	608
5,831	6.000%, 11/1/2013	6,208
18,019	5.500%, 12/1/2013	19,569
11,297	6.000%, 12/1/2013	11,370

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (36.7%)	Value
Mortgage-Backed Securities (10.5%) - continued
$ 1,881	7.500%, 4/1/2015	$2,022
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
3,439	10.500%, 8/1/2020	3,989
5,081	9.500%, 4/1/2025	6,219
960	7.500%, 9/1/2025	1,119
1,652	8.500%, 11/1/2025	1,979
4,300	6.500%, 2/1/2026	4,944
2,372	7.000%, 3/1/2026	2,815
3,048	6.500%, 4/1/2026	3,505
1,431	8.500%, 5/1/2026	1,718
1,614	7.500%, 7/1/2026	1,885
8,495	7.500%, 8/1/2026	9,925
1,410	8.000%, 8/1/2026	1,670
5,458	7.000%, 11/1/2026	6,478
1,815	8.000%, 11/1/2026	2,149
594	7.500%, 12/1/2026	694
2,705	7.000%, 3/1/2027	3,210
1,092	7.500%, 5/1/2027	1,280
7,347	6.500%, 7/1/2027	8,446
1,094	7.500%, 8/1/2027	1,282
25,400	8.000%, 9/1/2027	30,150
4,322	7.000%, 10/1/2027	5,151
3,760	8.000%, 12/1/2027	4,463
10,162	6.500%, 2/1/2028	11,683
5,656	7.000%, 2/1/2028	6,742
53,173	6.500%, 7/1/2028	61,131
24,644	7.000%, 8/1/2028	29,489
4,206	6.500%, 11/1/2028	4,835
29,254	6.500%, 11/1/2028	33,632
1,651	7.000%, 11/1/2028	1,975
48,198	6.000%, 12/1/2028	54,078
19,883	7.000%, 12/1/2028	23,791
21,969	6.000%, 3/1/2029	24,739
22,812	6.500%, 6/1/2029	26,226
28,439	6.000%, 7/1/2029	32,024
1,954	6.500%, 7/1/2029	2,246
33,530	7.500%, 8/1/2029	39,502
11,427	7.000%, 11/1/2029	13,692
20,876	7.000%, 11/1/2029	25,015
10,335	8.500%, 4/1/2030	12,501
8,247	7.500%, 8/1/2030	9,742
62,567	6.500%, 7/1/2031	71,618
22,315	6.500%, 10/1/2031	25,544
27,133	6.500%, 12/1/2031	31,058
35,277	6.500%, 5/1/2032	40,380
180,998	6.500%, 7/1/2032	207,180
2,600,000	3.500%, 7/1/2042[i]	2,732,844
2,800,000	4.000%, 7/1/2042[i]	2,979,813
9,800,000	5.500%, 7/1/2042[i]	10,689,654
	Government National Mortgage Association 15-Yr. Pass Through
12,263	6.000%, 7/15/2014	13,425
	Government National Mortgage Association 30-Yr. Pass Through
3,609	9.500%, 1/15/2025	4,347
10,813	7.000%, 1/15/2026	12,842
9,793	7.000%, 1/15/2026	11,631
4,519	7.000%, 4/15/2026	5,367
10,954	6.000%, 5/15/2026	12,345
10,822	7.000%, 6/15/2026	12,853
6,501	8.500%, 6/15/2026	7,690
2,322	8.500%, 7/15/2026	2,747
10,232	8.000%, 9/15/2026	11,952
3,422	7.500%, 10/15/2026	3,949
1,798	8.000%, 11/15/2026	2,100
1,503	8.500%, 11/15/2026	1,779
1,852	9.000%, 12/15/2026	2,207
12,546	7.500%, 4/15/2027	14,513
4,641	8.000%, 6/20/2027	5,429
436	8.000%, 8/15/2027	510
27,730	6.500%, 10/15/2027	32,402
14,935	7.000%, 10/15/2027	17,814
21,988	7.000%, 11/15/2027	26,228
1,105	7.000%, 11/15/2027	1,318
62,288	7.000%, 7/15/2028	74,586
15,639	7.500%, 7/15/2028	18,133
33,253	6.500%, 9/15/2028	38,856
33,189	6.000%, 12/15/2028	37,848
22,248	6.500%, 1/15/2029	25,961
123,221	6.500%, 3/15/2029	143,788
26,576	6.500%, 4/15/2029	31,012
17,831	7.000%, 4/15/2029	21,426
47,294	6.000%, 6/15/2029	53,845
41,431	7.000%, 6/15/2029	49,783
10,334	8.000%, 5/15/2030	12,162
28,833	7.000%, 9/15/2031	34,850
34,609	6.500%, 2/15/2032	40,083

	Total	25,525,760

Technology (0.1%)
	Hewlett-Packard Company
100,000	4.300%, 6/1/2021	103,058
	Xerox Corporation
200,000	4.500%, 5/15/2021	207,542

	Total	310,600

Transportation (0.1%)
	Continental Airlines, Inc.
175,000	4.150%, 4/11/2024	172,375
	Delta Air Lines, Inc.
137,433	4.950%, 5/23/2019[b]	145,514

	Total	317,889

U.S. Government and Agencies (13.5%)
	Federal Home Loan Banks
2,000,000	1.375%, 5/28/2014	2,040,462
	Federal Home Loan Mortgage Corporation
1,500,000	5.125%, 11/17/2017	1,816,852
	Federal National Mortgage Association
1,500,000	5.625%, 4/17/2028	1,976,242
	Resolution Funding Corporation
1,000,000	8.625%, 1/15/2021	1,531,305
	Tennessee Valley Authority
150,000	5.250%, 9/15/2039	195,579

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (36.7%)	Value
U.S. Government and Agencies (13.5%) - continued
	U.S. Treasury Bonds
$2,050,000	3.125%, 11/15/2041	$2,203,750
	U.S. Treasury Notes
1,000,000	0.125%, 8/31/2013	998,320
500,000	1.500%, 12/31/2013	508,867
5,250,000	2.375%, 8/31/2014	5,478,869
2,075,000	0.250%, 2/15/2015	2,067,704
1,650,000	1.250%, 10/31/2015	1,691,121
900,000	2.000%, 1/31/2016	946,969
1,000,000	2.625%, 2/29/2016	1,076,172
3,000,000	1.000%, 10/31/2016	3,045,702
750,000	3.000%, 2/28/2017	828,926
1,375,000	0.750%, 6/30/2017	1,376,397
1,000,000	2.375%, 6/30/2018	1,083,984
3,380,000	1.250%, 4/30/2019	3,417,498
495,000	2.000%, 2/15/2022	511,668

	Total	32,796,387

U.S. Municipals (0.2%)
	Chicago Metropolitan Water Reclamation District General Obligation Bonds (Build America Bonds)
150,000	5.720%, 12/1/2038	189,408
	Illinois General Obligation Refunding Bonds
150,000	5.000%, 8/1/2017	169,130

	Total	358,538

Utilities (1.0%)
	Commonwealth Edison Company
225,000	5.900%, 3/15/2036	291,807
	Kinder Morgan Energy Partners, LP
200,000	5.300%, 9/15/2020	221,537
	Oncor Electric Delivery Company
425,000	6.375%, 1/15/2015	470,008
	ONEOK Partners, LP
225,000	6.650%, 10/1/2036	264,204
	Progress Energy, Inc.
300,000	7.000%, 10/30/2031	395,769
	Sempra Energy
175,000	2.300%, 4/1/2017	179,348
	Southern California Edison Company
225,000	5.000%, 1/15/2014	240,154
	Xcel Energy, Inc.
225,000	6.500%, 7/1/2036	304,551

	Total	2,367,378

	Total Long-Term Fixed Income (cost $87,151,894)	88,962,041

Shares	Collateral Held for Securities Loaned (0.4%)
1,045,730	Thrivent Financial Securities Lending Trust	1,045,730

	Total Collateral Held for Securities Loaned (cost $1,045,730)	1,045,730

Principal Amount	Short-Term Investments (8.3%)[j]
	Federal Home Loan Bank Discount Notes
15,000,000	0.070%, 7/18/2012[k]	14,999,475
3,000,000	0.060%, 7/20/2012[k]	2,999,900
2,000,000	0.100%, 8/17/2012[k]	1,999,733
	Federal National Mortgage Association Discount Notes
100,000	0.120%, 7/18/2012[k,l]	99,994

	Total Short-Term Investments (at amortized cost)	20,099,102

	Total Investments (cost $232,248,302) 109.3%	$264,703,109

	Other Assets and Liabilities, Net (9.3%)	(22,551,785)

	Total Net Assets 100.0%	$242,151,324

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	All or a portion of the security is insured or guaranteed.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 29, 2012.
e	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Portfolio owned as of June 29, 2012.

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd.	9/14/2006	$984,301
Wachovia Asset Securitization, Inc.	3/16/2007	860,090

f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2012, the value of these investments was $7,252,214 or 3.0% of total net assets.
g	Defaulted security. Interest is not being accrued.
h	Security is fair valued.
i	Denotes investments purchased on a when-issued or delayed delivery basis.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

l	At June 29, 2012, $99,994 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$60,917,496
Gross unrealized depreciation	(33,843,790)

Net unrealized appreciation (depreciation)	$27,073,706

Cost for federal income tax purposes	$237,629,403

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Balanced Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	17,186,895	17,186,895	—	—
Consumer Staples	17,457,773	17,457,773	—	—
Energy	16,708,186	16,708,186	—	—
Financials	22,104,615	22,104,615	—	—
Health Care	18,418,863	18,418,863	—	—
Industrials	16,203,598	16,203,598	—	—
Information Technology	30,757,681	30,757,681	—	—
Materials	5,135,446	5,135,446	—	—
Telecommunications Services	4,943,402	4,943,402	—	—
Utilities	5,679,777	5,679,777	—	—
Long-Term Fixed Income
Asset-Backed Securities	3,128,936	—	3,128,936	—
Basic Materials	347,330	—	347,330	—
Capital Goods	641,713	—	641,713	—
Collateralized Mortgage Obligations	47,921	—	47,921	—
Commercial Mortgage-Backed Securities	6,817,718	—	6,817,718	—
Communications Services	1,430,738	—	1,430,738	—
Consumer Cyclical	1,588,162	—	1,588,162	—
Consumer Non-Cyclical	2,896,365	—	2,896,365	—
Energy	1,444,461	—	1,444,461	—
Financials	5,796,309	—	5,279,551	516,758
Foreign Government	3,145,836	—	3,145,836	—
Mortgage-Backed Securities	25,525,760	—	25,525,760	—
Technology	310,600	—	310,600	—
Transportation	317,889	—	317,889	—
U.S. Government and Agencies	32,796,387	—	32,796,387	—
U.S. Municipals	358,538	—	358,538	—
Utilities	2,367,378	—	2,367,378	—
Collateral Held for Securities Loaned	1,045,730	1,045,730	—	—
Short-Term Investments	20,099,102	—	20,099,102	—

Total	$264,703,109	$155,641,966	$108,544,385	$516,758

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	113,380	113,380	—	—

Total Asset Derivatives	$113,380	$113,380	$—	$—

There are two securities that are classified as Level 3 securities in the Long-Term Fixed Income Financials line item. The first security has been fair valued worthless. The significant unobservable input used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Financials Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The other Level 3 security is valued at $516,758 and the significant unobservable input used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Financials Level 3 security is the lack of marketability and the volatility of a benchmark security. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	11	September 2012	$3,616,720	$3,730,100	$113,380
Total Futures Contracts					$113,380

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2012, for Balanced Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	113,380
Total Equity Contracts		113,380

Total Asset Derivatives		$113,380

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Balanced Portfolio's investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(20,112)
Total Equity Contracts		(20,112)

Total		($20,112)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Balanced Portfolio's investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	78,407
Total Equity Contracts		78,407

Total		$78,407

The following table presents Balanced Portfolio's average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)
Equity Contracts	$2,509,102	1.0%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$1,713,875	$7,361,363	$8,029,508	1,045,730	$1,045,730	$6,355
Total Value and Income Earned	1,713,875				1,045,730	6,355

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Bank Loans (1.2%)[a]	Value
Energy (0.4%)
	Chesapeake Energy Corporation, Term Loan
$3,170,000	8.500%, 12/2/2017	$3,141,914

	Total	3,141,914

Financials (0.3%)
	Nuveen Investments, Inc., Term Loan
2,650,000	8.250%, 3/1/2019	2,653,312

	Total	2,653,312

Technology (0.5%)
	First Data Corporation Extended, Term Loan
4,280,676	4.245%, 3/26/2018	3,920,586

	Total	3,920,586

	Total Bank Loans (cost $9,600,532)	9,715,812

	Long-Term Fixed Income (93.0%)
Asset-Backed Securities (0.6%)
	J.P. Morgan Mortgage Acquisition Corporation
2,458,580	5.461%, 10/25/2036	1,918,634
	Renaissance Home Equity Loan Trust
2,645,809	5.746%, 5/25/2036	1,686,743
1,800,000	6.011%, 5/25/2036	1,015,108

	Total	4,620,485

Basic Materials (8.7%)
	AbitibiBowater, Inc.
4,823,000	10.250%, 10/15/2018	5,353,530
	APERAM
1,570,000	7.750%, 4/1/2018[b]	1,334,500
	Arch Coal, Inc.
2,100,000	7.000%, 6/15/2019[c]	1,774,500
1,650,000	7.250%, 10/1/2020[c]	1,394,250
1,050,000	7.250%, 6/15/2021[c]	879,375
	Consol Energy, Inc.
1,900,000	8.000%, 4/1/2017	1,971,250
2,770,000	8.250%, 4/1/2020	2,908,500
	FMG Resources Property, Ltd.
2,630,000	7.000%, 11/1/2015[b,c]	2,682,600
1,590,000	6.000%, 4/1/2017[b,c]	1,597,950
3,700,000	6.875%, 2/1/2018[b]	3,737,000
4,390,000	8.250%, 11/1/2019[b]	4,653,400
	Graphic Packaging International, Inc.
800,000	9.500%, 6/15/2017	880,000
1,600,000	7.875%, 10/1/2018	1,760,000
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
3,220,000	8.875%, 2/1/2018	3,284,400
3,150,000	9.000%, 11/15/2020	2,716,875
	Ineos Finance plc
870,000	7.500%, 5/1/2020[b]	876,525
	Inmet Mining Corporation
3,800,000	8.750%, 6/1/2020[b]	3,762,000
	LyondellBasell Industries NV
5,290,000	5.000%, 4/15/2019[b]	5,547,888
1,600,000	6.000%, 11/15/2021[b,c]	1,756,000
	Midwest Vanadium Pty., Ltd.
3,430,000	11.500%, 2/15/2018[b]	2,126,600
	NOVA Chemicals Corporation
5,610,000	8.625%, 11/1/2019	6,353,325
	Novelis, Inc.
3,950,000	8.750%, 12/15/2020	4,256,125
	Ryerson Holding Corporation
4,770,000	Zero Coupon, 2/1/2015[c]	2,480,400
	Ryerson, Inc.
2,300,000	12.000%, 11/1/2015	2,311,500
	Sappi Papier Holding GmbH
1,580,000	7.750%, 7/15/2017[b,d]	1,599,750
	Severstal Columbus, LLC
1,600,000	10.250%, 2/15/2018	1,602,000
	Tembec Industries, Inc.
1,060,000	11.250%, 12/15/2018	1,057,350
2,120,000	11.250%, 12/15/2018[b]	2,114,700

	Total	72,772,293

Capital Goods (8.6%)
	BE Aerospace, Inc.
3,720,000	6.875%, 10/1/2020	4,110,600
	Case New Holland, Inc.
5,300,000	7.875%, 12/1/2017	6,121,500
	Cemex SAB de CV
5,130,000	9.000%, 1/11/2018[b,c]	4,578,525
	Coleman Cable, Inc.
2,420,000	9.000%, 2/15/2018	2,492,600
	EnergySolutions, Inc.
2,650,000	10.750%, 8/15/2018	2,212,750
	Liberty Tire Recycling
2,660,000	11.000%, 10/1/2016[b]	2,447,200
	Manitowoc Company, Inc.
4,730,000	8.500%, 11/1/2020[c]	5,108,400
	Nortek, Inc.
3,160,000	10.000%, 12/1/2018	3,318,000
3,140,000	8.500%, 4/15/2021	3,069,350
	Owens-Illinois, Inc.
3,470,000	7.800%, 5/15/2018	3,951,462
	Packaging Dynamics Corporation
790,000	8.750%, 2/1/2016[b]	829,500
	Plastipak Holdings, Inc.
2,995,000	8.500%, 12/15/2015[b]	3,092,338
500,000	10.625%, 8/15/2019[b]	566,875
	RBS Global, Inc./Rexnord, LLC
4,520,000	8.500%, 5/1/2018	4,904,200
	Reynolds Group Issuer, Inc.
1,580,000	9.000%, 4/15/2019[b]	1,576,050
2,660,000	9.875%, 8/15/2019[b]	2,759,750
2,630,000	8.500%, 2/15/2021[b]	2,498,500
	RSC Equipment Rental, Inc.
3,120,000	8.250%, 2/1/2021	3,322,800
	Sealed Air Corporation
1,650,000	8.375%, 9/15/2021[b]	1,864,500
	Silgan Holdings, Inc.
3,970,000	5.000%, 4/1/2020[b]	4,059,325

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value
Capital Goods (8.6%) - continued
	Tekni-Plex, Inc.
$3,700,000	9.750%, 6/1/2019[b]	$3,737,000
	UR Financing Escrow Corporation
1,070,000	7.375%, 5/15/2020[b]	1,118,150
4,250,000	7.625%, 4/15/2022[b]	4,451,875

	Total	72,191,250

Communications Services (16.2%)
	AMC Networks, Inc.
5,310,000	7.750%, 7/15/2021[b]	5,854,275
	Cablevision Systems Corporation
4,260,000	8.625%, 9/15/2017	4,749,900
	CCO Holdings, LLC
4,250,000	7.250%, 10/30/2017	4,632,500
2,110,000	7.000%, 1/15/2019	2,278,800
800,000	7.375%, 6/1/2020	879,000
	Clear Channel Worldwide Holdings, Inc.
8,030,000	9.250%, 12/15/2017	8,752,700
	CSC Holdings, LLC
2,660,000	6.750%, 11/15/2021[b]	2,832,900
	Digicel, Ltd.
4,210,000	8.250%, 9/1/2017[b]	4,283,675
1,680,000	7.000%, 2/15/2020[b]	1,625,400
	Dish DBS Corporation
2,680,000	6.750%, 6/1/2021	2,894,400
2,480,000	5.875%, 7/15/2022[b]	2,504,800
	Eileme 2 AB
4,260,000	11.625%, 1/31/2020[b]	4,377,150
	Frontier Communications Corporation
3,190,000	8.250%, 4/15/2017[c]	3,429,250
	Hughes Satellite Systems Corporation
4,850,000	6.500%, 6/15/2019	5,153,125
	Intelsat Bermuda, Ltd.
7,040,000	11.250%, 2/4/2017	7,251,200
	Intelsat Jackson Holdings SA
7,180,000	7.250%, 10/15/2020	7,556,950
790,000	7.250%, 10/15/2020[b]	829,500
	Intelsat Luxembourg SA
790,000	11.500%, 2/4/2017[b]	815,675
2,712,153	11.500%, 2/4/2017	2,800,298
	Level 3 Financing, Inc.
2,130,000	8.750%, 2/15/2017	2,215,200
2,120,000	8.125%, 7/1/2019	2,175,650
4,230,000	8.625%, 7/15/2020	4,441,500
	Nara Cable Funding, Ltd.
4,750,000	8.875%, 12/1/2018[b]	4,085,000
	Satmex Escrow SA de CV
5,230,000	9.500%, 5/15/2017	5,465,350
	Sprint Nextel Corporation
6,900,000	9.125%, 3/1/2017[b]	7,245,000
8,680,000	9.000%, 11/15/2018[b]	9,699,900
2,870,000	7.000%, 3/1/2020[b]	2,984,800
	Telesat Canada
3,170,000	6.000%, 5/15/2017[b]	3,225,475
	UPC Holding BV
4,500,000	9.875%, 4/15/2018[b]	4,927,500
	UPCB Finance V, Ltd.
1,600,000	7.250%, 11/15/2021[b]	1,672,000
	Videotron Ltee
1,230,000	5.000%, 7/15/2022[b]	1,248,450
	Virgin Media Finance plc
1,790,000	8.375%, 10/15/2019	2,011,512
2,780,000	5.250%, 2/15/2022	2,842,550
	XM Satellite Radio, Inc.
3,680,000	7.625%, 11/1/2018[b]	3,956,000
	Zayo Group, LLC
3,425,000	8.125%, 1/1/2020[b]	3,579,125

	Total	135,276,510

Consumer Cyclical (15.7%)
	American Axle & Manufacturing, Inc.
1,080,000	5.250%, 2/11/2014[c]	1,112,400
3,200,000	7.875%, 3/1/2017[c]	3,304,000
	Ameristar Casinos, Inc.
530,000	7.500%, 4/15/2021[b]	567,100
	Beazer Homes USA, Inc.
3,200,000	6.875%, 7/15/2015	3,072,000
2,630,000	9.125%, 5/15/2019	2,294,675
	Boyd Gaming Corporation
5,300,000	9.000%, 7/1/2020[b]	5,313,250
	Burlington Coat Factory Warehouse Corporation
3,650,000	10.000%, 2/15/2019[c]	3,869,000
	Choice Hotels International, Inc.
2,120,000	5.750%, 7/1/2022	2,216,630
	Chrysler Group, LLC
2,770,000	8.000%, 6/15/2019[c]	2,846,175
2,600,000	8.250%, 6/15/2021[c]	2,671,500
	DineEquity, Inc.
4,200,000	9.500%, 10/30/2018	4,599,000
	Eldorado Resorts, LLC
4,820,000	8.625%, 6/15/2019[b]	4,579,000
	Ford Motor Credit Company, LLC
2,650,000	7.000%, 4/15/2015	2,945,154
5,330,000	5.000%, 5/15/2018	5,659,831
	Gaylord Entertainment Company
5,060,000	6.750%, 11/15/2014[c]	5,085,300
	General Motors Financial Company, Inc.
1,310,000	6.750%, 6/1/2018[c]	1,431,994
	Host Hotels and Resorts, Inc.
3,710,000	5.250%, 3/15/2022[b,c]	3,802,750
	KB Home
1,070,000	7.250%, 6/15/2018	1,064,650
3,580,000	8.000%, 3/15/2020[c]	3,651,600
	Lear Corporation
2,200,000	7.875%, 3/15/2018	2,428,250
2,200,000	8.125%, 3/15/2020	2,464,000
	Limited Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,715,225
1,860,000	5.625%, 2/15/2022	1,915,800
	MGM Resorts International
5,365,000	10.000%, 11/1/2016[c]	5,941,738
	NCL Corporation, Ltd.
2,170,000	11.750%, 11/15/2016	2,490,075
5,530,000	9.500%, 11/15/2018	6,000,050

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value
Consumer Cyclical (15.7%) - continued
	Peninsula Gaming, LLC
$5,050,000	10.750%, 8/15/2017	$5,757,000
	Realogy Corporation
2,980,000	11.500%, 4/15/2017[c]	2,823,550
	Rite Aid Corporation
2,870,000	7.500%, 3/1/2017	2,927,400
2,060,000	9.500%, 6/15/2017	2,106,350
	ROC Finance, LLC
4,780,000	12.125%, 9/1/2018[b]	5,377,500
	Seminole Indian Tribe of Florida
5,145,000	7.804%, 10/1/2020[b]	5,101,833
	Service Corporation International
2,100,000	6.750%, 4/1/2015	2,278,500
	Seven Seas Cruises S de RL, LLC
5,270,000	9.125%, 5/15/2019	5,441,275
	Shingle Springs Tribal Gaming Authority
4,800,000	9.375%, 6/15/2015[e]	3,672,000
	Tunica-Biloxi Gaming Authority
4,770,000	9.000%, 11/15/2015[e]	4,459,950
	West Corporation
4,650,000	8.625%, 10/1/2018	4,929,000
2,360,000	7.875%, 1/15/2019	2,466,200
	WMG Acquisition Corporation
530,000	9.500%, 6/15/2016[b]	577,700

	Total	130,959,405

Consumer Non-Cyclical (12.3%)
	Biomet, Inc.
2,090,000	10.375%, 10/15/2017	2,233,687
3,400,000	11.625%, 10/15/2017	3,667,750
	Capella Healthcare, Inc.
5,115,000	9.250%, 7/1/2017	5,294,025
	Community Health Systems, Inc.
4,230,000	8.000%, 11/15/2019	4,504,950
	Del Monte Corporation
1,300,000	7.625%, 2/15/2019	1,311,375
	DJO Finance, LLC
1,600,000	9.750%, 10/15/2017	1,144,000
3,120,000	8.750%, 3/15/2018[b]	3,182,400
	Emergency Medical Services Corporation
4,320,000	8.125%, 6/1/2019[c]	4,509,000
	Fresenius Medical Care US Finance, Inc.
2,660,000	6.500%, 9/15/2018[b]	2,892,750
	Grifols, Inc.
4,380,000	8.250%, 2/1/2018	4,697,550
	HCA, Inc.
4,270,000	7.250%, 9/15/2020	4,697,000
5,180,000	7.500%, 2/15/2022	5,646,200
	Ingles Markets, Inc.
1,600,000	8.875%, 5/15/2017	1,742,000
	Jarden Corporation
1,070,000	7.500%, 1/15/2020	1,168,975
	JBS Finance II, Ltd.
5,050,000	8.250%, 1/29/2018[c,e]	4,898,500
	JBS USA, LLC/JBS USA Finance, Inc.
3,150,000	11.625%, 5/1/2014	3,583,125
	Kinetic Concepts, Inc./KCI USA, Inc.
4,740,000	10.500%, 11/1/2018[b]	4,977,000
	Libbey Glass, Inc.
3,690,000	6.875%, 5/15/2020[b]	3,791,475
	Michael Foods, Inc.
4,240,000	9.750%, 7/15/2018	4,653,400
	Mylan, Inc.
3,210,000	7.875%, 7/15/2020[b]	3,599,213
	Revlon Consumer Products Corporation
3,730,000	9.750%, 11/15/2015	3,991,100
	Select Medical Corporation
3,100,000	6.494%, 9/15/2015[c,f]	3,007,000
	Spectrum Brands Holdings, Inc.
930,000	9.500%, 6/15/2018[b]	1,050,900
3,700,000	9.500%, 6/15/2018	4,181,000
	Teleflex, Inc.
4,210,000	6.875%, 6/1/2019	4,473,125
	Tenet Healthcare Corporation
2,150,000	8.875%, 7/1/2019	2,413,375
	Valeant Pharmaceuticals International
2,120,000	6.875%, 12/1/2018[b]	2,191,550
1,610,000	6.750%, 8/15/2021[b,c]	1,577,800
	Vanguard Health Holding Company II, LLC
2,380,000	7.750%, 2/1/2019	2,403,800
	Visant Corporation
4,890,000	10.000%, 10/1/2017	4,853,325

	Total	102,337,350

Energy (10.1%)
	Chaparral Energy, Inc.
2,650,000	7.625%, 11/15/2022[b]	2,703,000
	Chesapeake Energy Corporation
3,190,000	6.875%, 8/15/2018	3,174,050
	Coffeyville Resources, LLC
1,584,000	9.000%, 4/1/2015[b]	1,686,960
3,600,000	10.875%, 4/1/2017[b,c]	4,014,000
	Concho Resources, Inc.
5,240,000	6.500%, 1/15/2022	5,449,600
	Continental Resources, Inc.
3,710,000	5.000%, 9/15/2022[b]	3,765,650
	Denbury Resources, Inc.
800,000	9.750%, 3/1/2016	879,000
428,000	8.250%, 2/15/2020	468,660
1,710,000	6.375%, 8/15/2021	1,778,400
	Energy XXI Gulf Coast, Inc.
2,110,000	9.250%, 12/15/2017	2,257,700
1,580,000	7.750%, 6/15/2019	1,595,800
	Harvest Operations Corporation
5,290,000	6.875%, 10/1/2017[b]	5,620,625
	Helix Energy Solutions Group, Inc.
2,316,000	9.500%, 1/15/2016[b,c]	2,426,010
	Helix Energy Solutions Group, Inc., Convertible
1,050,000	3.250%, 3/15/2032	1,090,688

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value
Energy (10.1%) - continued
	Key Energy Services, Inc.
$1,590,000	6.750%, 3/1/2021[b]	$1,542,300
	Linn Energy, LLC
2,250,000	8.625%, 4/15/2020	2,424,375
2,195,000	7.750%, 2/1/2021	2,293,775
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
2,660,000	6.250%, 6/15/2022	2,739,800
	McJunkin Red Man Corporation
3,230,000	9.500%, 12/15/2016[c]	3,488,400
	Oasis Petroleum, Inc.
2,670,000	7.250%, 2/1/2019	2,736,750
1,590,000	6.500%, 11/1/2021	1,574,100
	Pioneer Natural Resources Company
3,200,000	7.500%, 1/15/2020	3,959,338
	Plains Exploration & Production Company
2,130,000	8.625%, 10/15/2019	2,350,987
2,500,000	6.750%, 2/1/2022	2,550,000
	Precision Drilling Corporation
2,450,000	6.625%, 11/15/2020	2,523,500
1,060,000	6.500%, 12/15/2021	1,081,200
	QEP Resources, Inc.
3,670,000	6.875%, 3/1/2021	4,073,700
	SandRidge Energy, Inc.
3,680,000	8.000%, 6/1/2018[b]	3,726,000
	SESI, LLC
1,700,000	6.375%, 5/1/2019	1,780,750
3,200,000	7.125%, 12/15/2021[b]	3,480,000
	United Refining Company
4,710,000	10.500%, 2/28/2018	4,827,750

	Total	84,062,868

Financials (8.4%)
	Alliance Data Systems Corporation
2,650,000	6.375%, 4/1/2020[b,c]	2,716,250
	Ally Financial, Inc.
2,080,000	7.500%, 12/31/2013	2,204,800
1,810,000	5.500%, 2/15/2017	1,838,491
2,650,000	8.000%, 3/15/2020	3,047,500
5,590,000	7.500%, 9/15/2020	6,281,762
	Aviv Healthcare Properties, LP
4,220,000	7.750%, 2/15/2019	4,346,600
	CIT Group, Inc.
2,870,000	5.250%, 4/1/2014[b,c]	2,970,450
2,410,000	5.000%, 5/15/2017	2,482,300
	Community Choice Financial, Inc.
2,620,000	10.750%, 5/1/2019[b]	2,593,800
	DDR Corporation
780,000	4.625%, 7/15/2022	769,802
	Developers Diversified Realty Corporation
3,190,000	7.875%, 9/1/2020	3,814,315
	Eksportfinans ASA
2,670,000	2.375%, 5/25/2016	2,373,286
	Harbinger Group, Inc.
2,890,000	10.625%, 11/15/2015[c]	3,012,825
	Icahn Enterprises, LP
4,730,000	7.750%, 1/15/2016	4,972,412
5,780,000	8.000%, 1/15/2018	6,141,250
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015	2,486,250
1,950,000	8.750%, 3/15/2017	2,188,875
1,600,000	8.875%, 9/1/2017	1,804,000
1,850,000	5.875%, 4/1/2019	1,851,793
	Nuveen Investments, Inc.
2,630,000	10.500%, 11/15/2015	2,669,450
	Omega Healthcare Investors, Inc.
6,900,000	5.875%, 3/15/2024[b]	6,900,000
	Speedy Cash, Inc.
2,500,000	10.750%, 5/15/2018[b]	2,581,250

	Total	70,047,461

Technology (4.4%)
	Advanced Micro Devices, Inc.
3,200,000	8.125%, 12/15/2017	3,472,000
930,000	7.750%, 8/1/2020	1,023,000
	Amkor Technology, Inc.
5,480,000	6.625%, 6/1/2021[c]	5,466,300
	Equinix, Inc.
3,770,000	8.125%, 3/1/2018	4,175,275
1,050,000	7.000%, 7/15/2021	1,155,000
	First Data Corporation
3,680,000	11.250%, 3/31/2016[c]	3,468,400
1,000,000	7.375%, 6/15/2019[b]	1,020,000
1,850,000	12.625%, 1/15/2021	1,852,312
	Freescale Semiconductor, Inc.
2,110,000	8.050%, 2/1/2020[c]	2,083,625
2,400,000	10.750%, 8/1/2020[c]	2,580,000
	Lawson Software, Inc.
1,590,000	9.375%, 4/1/2019[b]	1,697,325
	NXP BV/NXP Funding, LLC
2,660,000	9.750%, 8/1/2018[b]	3,032,400
	Seagate HDD Cayman
3,140,000	7.750%, 12/15/2018	3,473,625
	Sensata Technologies BV
2,100,000	6.500%, 5/15/2019[b]	2,168,250

	Total	36,667,512

Transportation (3.2%)
	American Petroleum Tankers, LLC
1,204,000	10.250%, 5/1/2015	1,255,170
	Avis Budget Car Rental, LLC
5,830,000	8.250%, 1/15/2019	6,252,675
	CMA CGM SA
4,710,000	8.500%, 4/15/2017[b,c]	2,590,500
	Continental Airlines, Inc.
3,000,000	6.750%, 9/15/2015[b]	3,082,500
530,000	6.250%, 4/11/2020[c]	535,300
	Delta Air Lines, Inc.
1,246,000	9.500%, 9/15/2014[b]	1,316,087
	Navios Maritime Acquisition Corporation
1,570,000	8.625%, 11/1/2017	1,460,100
	Navios Maritime Holdings, Inc.
1,580,000	8.875%, 11/1/2017[b,d]	1,583,950
1,330,000	8.875%, 11/1/2017	1,339,975

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value
Transportation (3.2%) - continued
$2,220,000	8.125%, 2/15/2019	$1,898,100
	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
1,360,000	9.250%, 4/15/2019	1,251,200
	United Air Lines, Inc.
1,920,238	9.750%, 1/15/2017	2,184,271
	United Maritime Group, LLC/United Maritime Group Finance Corporation
2,140,000	11.750%, 6/15/2015	2,337,950

	Total	27,087,778

Utilities (4.8%)
	AES Corporation
5,900,000	7.375%, 7/1/2021[b]	6,563,750
	Chesapeake Midstream Partners, LP
930,000	6.125%, 7/15/2022	911,400
	Covanta Holding Corporation
2,600,000	7.250%, 12/1/2020	2,816,874
1,850,000	6.375%, 10/1/2022	1,955,439
	Crosstex Energy/Crosstex Energy Finance Corporation
3,730,000	8.875%, 2/15/2018	3,939,812
1,060,000	7.125%, 6/1/2022[b]	1,044,100
	Energy Future Intermediate Holding Company, LLC
4,780,000	11.750%, 3/1/2022[b,c]	4,887,550
	Holly Energy Partners, LP
2,130,000	8.250%, 3/15/2018	2,257,800
930,000	6.500%, 3/1/2020[b]	936,975
	Inergy, LP
5,060,000	7.000%, 10/1/2018	5,211,800
	NGPL PipeCo, LLC
790,000	9.625%, 6/1/2019[b]	847,275
	Regency Energy Partners, LP
3,670,000	6.875%, 12/1/2018	3,862,675
	Targa Resources Partners, LP
3,460,000	7.875%, 10/15/2018	3,736,800
1,330,000	6.375%, 8/1/2022[b]	1,326,675

	Total	40,298,925

	Total Long-Term Fixed Income (cost $750,360,946)	776,321,837

Shares	Preferred Stock (0.8%)
Financials (0.8%)
3,381	Ally Financial, Inc., 7.000%[b,g]	3,012,154
62,690	Ally Financial, Inc., 8.500%[g]	1,438,736
26,500	Citigroup, Inc., Convertible[h]	2,267,340

	Total	6,718,230

	Total Preferred Stock (cost $6,204,528)	6,718,230

	Common Stock (<0.1%)
Consumer Discretionary (<0.1%)
121,520	TVMAX Holdings, Inc.[i,j]	0

	Total	0

	Total Common Stock (cost $6,270,446)	0

	Collateral Held for Securities Loaned (8.9%)
74,349,519	Thrivent Financial Securities Lending Trust	74,349,519

	Total Collateral Held for Securities Loaned (cost $74,349,519)	74,349,519

Principal Amount	Short-Term Investments (3.8%)[k]
	Federal Home Loan Bank Discount Notes
10,000,000	0.090%, 7/13/2012[l]	9,999,675
10,000,000	0.075%, 7/20/2012[l]	9,999,583
7,000,000	0.096%, 8/17/2012[l]	6,999,100
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.070%, 7/11/2012[l]	4,999,893

	Total Short-Term Investments (at amortized cost)	31,998,251

	Total Investments (cost $878,784,222) 107.7%	$899,103,649

	Other Assets and Liabilities, Net (7.7%)	(64,387,471)

	Total Net Assets 100.0%	$834,716,178

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2012, the value of these investments was $261,533,133 or 31.3% of total net assets.
e	All or a portion of the security is on loan.

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of June 29, 2012.

Security	Acquisition Date	Cost
JBS Finance II, Ltd.	7/22/2010	$4,981,017
Shingle Springs Tribal Gaming Authority	6/22/2007	$4,742,336
Tunica-Biloxi Gaming Authority	11/8/2005	$4,752,663

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 29, 2012.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Comprised of a 79.7% prepaid stock purchase contract for common stock of Citigroup, Inc. and a 20.3% amortizing note. The quarterly payments received consists of return of capital and 6.15% interest on only the portion that is the note.
j	Security is fair valued.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$38,986,931
Gross unrealized depreciation	(18,765,117)

Net unrealized appreciation (depreciation)	$20,221,814

Cost for federal income tax purposes	$878,881,835

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Energy	3,141,914	—	3,141,914	—
Financials	2,653,312	—	2,653,312	—
Technology	3,920,586	—	3,920,586	—
Long-Term Fixed Income
Asset-Backed Securities	4,620,485	—	4,620,485	—
Basic Materials	72,772,293	—	72,772,293	—
Capital Goods	72,191,250	—	72,191,250	—
Communications Services	135,276,510	—	135,276,510	—
Consumer Cyclical	130,959,405	—	130,959,405	—
Consumer Non-Cyclical	102,337,350	—	102,337,350	—
Energy	84,062,868	—	84,062,868	—
Financials	70,047,461	—	70,047,461	—
Technology	36,667,512	—	36,667,512	—
Transportation	27,087,778	—	25,503,828	1,583,950
Utilities	40,298,925	—	40,298,925	—
Preferred Stock
Financials	6,718,230	3,706,076	3,012,154	—
Common Stock
Consumer Discretionary^	—	—	—	—
Collateral Held for Securities Loaned	74,349,519	74,349,519	—	—
Short-Term Investments	31,998,251	—	31,998,251	—

Total	$899,103,649	$78,055,595	$819,464,104	$1,583,950

^	Securities in this section are fair valued at $0.

The significant unobservable input used in the fair value measurement of the Long-Term Fixed Income Transportation Level 3 security is the lack of marketability. A significant increase or decrease in the input in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable input used in the fair value measurement of the reporting entity’s Common Stock Consumer Discretionary Level 3 security is the lack of marketability. This Level 3 security is fair valued at $0. A significant increase or decrease in the input in isolation would result in a significantly lower or higher fair value measurement.

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for High Yield Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	266,760
Total Equity Contracts		266,760
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(133,156)
Total Credit Contracts		(133,156)

Total		$133,604

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table presents High Yield Portfolio’s average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)
Equity Contracts	$691,880	0.1%	N/A	N/A
Credit Contracts	N/A	N/A	$2,514,050	0.3%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$50,915,269	$177,582,079	$154,147,829	74,349,519	$74,349,519	$159,070
Total Value and Income Earned	50,915,269				74,349,519	159,070

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Bank Loans (7.1%)[a]	Value
Basic Materials (0.7%)
	Arch Coal, Inc., Term Loan
$ 460,000	5.750%, 5/1/2018	$451,182
	Ineos Group Holdings, Term Loan
538,650	6.456%, 5/4/2018[b,c]	526,681

	Total	977,863

Communications Services (2.3%)
	Atlantic Broadband Finance, LLC, Term Loan
500,000	5.250%, 3/20/2019	500,210
	Charter Communications Operation, Term Loan
179,550	4.000%, 3/28/2019	178,171
	Clear Channel Communications, Term Loan
450,000	3.895%, 1/29/2016	358,501
	Cumulus Media Holdings, Inc., Term Loan
429,023	5.023%, 9/16/2018[b,c]	426,801
	Lawson Software, Inc., Term Loan
449,775	7.500%, 3/16/2018[b,c]	451,390
	Toys R Us, Inc., Term Loan
435,000	5.250%, 5/25/2018	395,306
	Univision Communications, Inc., Term Loan
450,000	2.245%, 9/29/2014	440,627
	Zayo Group, LLC, Term Loan
750,000	0.000%, 6/14/2019[b,c]	751,740

	Total	3,502,746

Consumer Cyclical (0.6%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
442,911	5.500%, 2/28/2017	440,081
	Chrysler Group, LLC, Term Loan
448,867	6.000%, 5/24/2017	451,672
	Total	891,753

Consumer Non-Cyclical (1.4%)
	Bausch & Lomb, Inc., Term Loan
450,000	5.250%, 4/17/2019	447,075
	CHS/Community Health Systems, Inc., Term Loan
450,000	3.967%, 1/25/2017	442,850
	Roundy’s Supermarkets, Inc., Term Loan
448,875	5.700%, 2/13/2019	449,274
	Visant Corporation, Term Loan
856,972	5.250%, 12/22/2016	829,120

	Total	2,168,319

Energy (0.3%)
	Chesapeake Energy Corporation, Term Loan
450,000	8.500%, 12/2/2017	446,013

	Total	446,013

Financials (0.3%)
	Nuveen Investments, Inc., Term Loan
450,000	5.963%, 5/13/2017	442,350

	Total	442,350

Technology (0.9%)
	First Data Corporation Extended, Term Loan
450,000	4.245%, 3/26/2018	412,146
	Freescale Semiconductor, Inc., Term Loan
448,875	6.000%, 2/28/2019	441,181
	Intelsat Jackson Holdings SA, Term Loan
450,000	5.250%, 4/2/2018	448,970

	Total	1,302,297

Transportation (0.3%)
	Delta Air Lines, Inc., Term Loan
448,867	9.739%, 4/20/2017[b,c]	447,466

	Total	447,466

Utilities (0.3%)
	NGPL PipeCo, LLC, Term Loan
450,000	6.750%, 5/15/2017	440,627

	Total	440,627

	Total Bank Loans (cost $10,684,915)	10,619,434

	Long-Term Fixed Income (48.8%)
Asset-Backed Securities (1.4%)
	Carrington Mortgage Loan Trust
1,200,000	0.395%, 8/25/2036[d]	408,201
	J.P. Morgan Mortgage Trust
813,091	2.783%, 2/25/2036	627,705
	Renaissance Home Equity Loan Trust
510,263	5.746%, 5/25/2036	325,300
632,000	6.011%, 5/25/2036	356,416
950,000	5.797%, 8/25/2036	400,399

	Total	2,118,021

Basic Materials (2.3%)
	ArcelorMittal
165,000	4.500%, 2/25/2017	162,477
	Arch Coal, Inc.
620,000	7.000%, 6/15/2019[e]	523,900
	Dow Chemical Company
400,000	8.550%, 5/15/2019	532,030
	FMG Resources Property, Ltd.
620,000	8.250%, 11/1/2019[f]	657,200
	Freeport-McMoRan Copper & Gold, Inc.
250,000	3.550%, 3/1/2022	245,969
	Ineos Finance plc
620,000	7.500%, 5/1/2020[f]	624,650
	Novelis, Inc.
620,000	8.375%, 12/15/2017	663,400

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Basic Materials (2.3%) - continued
	Rock-Tenn Company
$80,000	4.450%, 3/1/2019[f]	$82,175

	Total	3,491,801

Capital Goods (1.9%)
	AGCO Corporation, Convertible
300,000	1.250%, 12/15/2036	375,750
	Bombardier, Inc.
620,000	7.750%, 3/15/2020[f]	689,750
	Case New Holland, Inc.
620,000	7.875%, 12/1/2017	716,100
	Textron, Inc.
300,000	7.250%, 10/1/2019	353,096
	United Technologies Corporation
85,000	3.100%, 6/1/2022	89,068
	UR Financing Escrow Corporation
625,000	7.375%, 5/15/2020[f]	653,125

	Total	2,876,889

Collateralized Mortgage Obligations (8.6%)
	Banc of America Alternative Loan Trust
700,594	0.745%, 4/25/2035[d]	500,396
	Banc of America Funding Corporation
494,781	5.240%, 5/20/2036	312,800
	Bear Stearns Adjustable Rate Mortgage Trust
420,208	2.400%, 10/25/2035[d]	366,337
	Citigroup Mortgage Loan Trust, Inc.
567,845	5.500%, 11/25/2035	468,498
	CitiMortgage Alternative Loan Trust
819,885	5.750%, 4/25/2037	580,051
	Countrywide Alternative Loan Trust
761,534	0.645%, 2/25/2035[d]	595,049
354,999	6.000%, 4/25/2036	236,259
322,011	6.000%, 1/25/2037	231,835
	Countrywide Home Loans
903,253	2.707%, 11/25/2035	638,328
	Deutsche Alt-A Securities, Inc.
249,352	5.500%, 10/25/2021	241,026
1,173,995	0.917%, 4/25/2047[d]	745,728
	Deutsche Alt-A Securities, Inc. Alternative Loan Trust
549,881	0.445%, 11/25/2035[d]	258,806
	First Horizon Mortgage Pass- Through Trust
857,758	3.008%, 8/25/2037	598,800
	GSR Mortgage Loan Trust
445,581	0.435%, 8/25/2046[d]	363,327
	HomeBanc Mortgage Trust
490,416	2.591%, 4/25/2037	319,359
	J.P. Morgan Alternative Loan Trust
1,129,273	6.500%, 3/25/2036	778,943
	J.P. Morgan Mortgage Trust
301,991	6.500%, 1/25/2035	300,977
222,072	2.747%, 10/25/2036	158,559
719,893	2.720%, 1/25/2037	507,092
669,112	6.250%, 8/25/2037	422,529
	Lehman Mortgage Trust
839,900	0.995%, 12/25/2035[d]	479,417
	Master Asset Securitization Trust
958,237	0.745%, 6/25/2036[d]	518,570
	MASTR Alternative Loans Trust
335,577	6.500%, 7/25/2034	352,646
	MortgageIT Trust
971,605	0.505%, 12/25/2035[d]	657,678
	New York Mortgage Trust, Inc.
579,855	2.947%, 5/25/2036	71,786
	Structured Adjustable Rate Mortgage Loan Trust
467,574	5.246%, 9/25/2036	61,720
	WaMu Mortgage Pass-Through Certificates
731,373	2.248%, 11/25/2036	518,984
184,144	2.499%, 8/25/2046	129,121
	Washington Mutual Alternative Mortgage Pass-Through Certificates
946,027	0.845%, 6/25/2035[d]	576,975
970,031	0.897%, 2/25/2047[d]	422,933
	Wells Fargo Mortgage Backed Securities Trust
454,203	6.000%, 7/25/2037	419,658

	Total	12,834,187

Commercial Mortgage-Backed Securities
(0.7%)
	Greenwich Capital Commercial Funding Corporation
650,000	5.867%, 12/10/2049	637,538
	Wachovia Bank Commercial Mortgage Trust
450,000	0.362%, 9/15/2021[d,g]	421,375

	Total	1,058,913

Communications Services (4.9%)
	British Telecommunications plc
200,000	2.000%, 6/22/2015	202,748
	Cablevision Systems Corporation
620,000	8.625%, 9/15/2017	691,300
	CCO Holdings, LLC
620,000	7.000%, 1/15/2019	669,600
	CenturyLink, Inc.
350,000	6.450%, 6/15/2021	364,202
	Dish DBS Corporation
620,000	4.625%, 7/15/2017[f]	620,775
90,000	6.750%, 6/1/2021	97,200
	Hughes Satellite Systems Corporation
620,000	6.500%, 6/15/2019	658,750
	Intelsat Jackson Holdings SA
620,000	7.250%, 4/1/2019	651,000
	Interpublic Group of Companies, Inc.
85,000	4.000%, 3/15/2022	86,294

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Communications Services (4.9%) - continued
	Level 3 Financing, Inc.
$620,000	8.625%, 7/15/2020	$651,000
	Liberty Interactive, LLC, Convertible
805,000	3.500%, 1/15/2031	352,187
	News America, Inc.
175,000	4.500%, 2/15/2021	191,862
	Sprint Nextel Corporation
310,000	9.125%, 3/1/2017[f]	325,500
310,000	9.000%, 11/15/2018[f]	346,425
	Telecom Italia Capital SA
85,000	6.999%, 6/4/2018	84,575
	Telefonica Emisiones SAU
87,000	5.462%, 2/16/2021	75,759
	UPCB Finance V, Ltd.
620,000	7.250%, 11/15/2021[f]	647,900
	Virgin Media Finance plc
620,000	5.250%, 2/15/2022	633,950

	Total	7,351,027

Consumer Cyclical (4.0%)
	Ford Motor Company, Convertible
245,000	4.250%, 11/15/2016	340,550
	Ford Motor Credit Company, LLC
350,000	6.625%, 8/15/2017	398,116
620,000	5.000%, 5/15/2018	658,367
	Home Depot, Inc.
200,000	3.950%, 9/15/2020	223,879
	Host Hotels and Resorts, LP
620,000	6.000%, 11/1/2020	672,700
	Lennar Corporation
620,000	12.250%, 6/1/2017	801,350
	Limited Brands, Inc.
575,000	5.625%, 2/15/2022	592,250
	Macy’s Retail Holdings, Inc.
260,000	6.700%, 7/15/2034	312,445
	MGM Resorts International
610,000	11.125%, 11/15/2017	684,725
	Rite Aid Corporation
620,000	7.500%, 3/1/2017	632,400
	Toys R Us Property Company II, LLC
620,000	8.500%, 12/1/2017	645,575

	Total	5,962,357

Consumer Non-Cyclical (3.7%)
	Beam, Inc.
175,000	5.375%, 1/15/2016	194,635
	Bunge Limited Finance Corporation
125,000	4.100%, 3/15/2016	130,344
	Community Health Systems, Inc.
307,000	8.875%, 7/15/2015	315,059
310,000	8.000%, 11/15/2019	330,150
	Covidien International Finance SA
350,000	3.200%, 6/15/2022	360,840
	Fresenius Medical Care US Finance II, Inc.
620,000	5.625%, 7/31/2019[f]	646,350
	Gilead Sciences, Inc.
85,000	3.050%, 12/1/2016	89,735
	Gilead Sciences, Inc., Convertible
262,000	1.625%, 5/1/2016	338,962
	Grifols, Inc.
620,000	8.250%, 2/1/2018	664,950
	HCA, Inc.
620,000	5.875%, 3/15/2022	647,900
	Kraft Foods, Inc.
260,000	2.250%, 6/5/2017[f]	266,208
170,000	3.500%, 6/6/2022[f]	174,448
	Reynolds Group Issuer, Inc.
620,000	6.875%, 2/15/2021[f]	644,800
	SABMiller Holdings, Inc.
200,000	3.750%, 1/15/2022[f]	212,691
200,000	4.950%, 1/15/2042[f]	221,371
	Teva Pharmaceutical Finance IV BV
165,000	3.650%, 11/10/2021	173,543
	Tyson Foods, Inc.
175,000	4.500%, 6/15/2022	180,250

	Total	5,592,236

Energy (3.4%)
	BP Capital Markets plc
175,000	4.750%, 3/10/2019	198,046
340,000	3.245%, 5/6/2022	352,032
	Concho Resources, Inc.
620,000	5.500%, 10/1/2022	613,800
	Denbury Resources, Inc.
620,000	6.375%, 8/15/2021	644,800
	Enbridge Energy Partners, LP
600,000	8.050%, 10/1/2037	650,024
	Linn Energy, LLC
620,000	7.750%, 2/1/2021	647,900
	Nexen, Inc.
175,000	6.400%, 5/15/2037	185,444
	Phillips 66
120,000	4.300%, 4/1/2022[f]	126,236
	Pioneer Natural Resources Company
140,000	3.950%, 7/15/2022	140,339
	Samson Investment Company
620,000	9.750%, 2/15/2020[f]	616,900
	Stone Energy Corporation, Convertible
385,000	1.750%, 3/1/2017[f]	354,200
	Weatherford International, Ltd.
210,000	6.000%, 3/15/2018	239,427
260,000	4.500%, 4/15/2022	266,475

	Total	5,035,623

Financials (11.7%)
	Abbey National Capital Trust I
525,000	8.963%, 12/29/2049[h]	504,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Financials (11.7%) - continued
	ABN Amro North American Holding Preferred Capital Repackage Trust I
$350,000	6.523%, 12/29/2049[f,h]	$309,312
	Aegon NV
400,000	2.248%, 7/29/2049[d,h]	184,280
	Ally Financial, Inc.
620,000	7.500%, 9/15/2020	696,725
	American Express Company
750,000	6.800%, 9/1/2066	774,750
	American International Group, Inc.
175,000	8.250%, 8/15/2018	211,258
	Apollo Investment Corporation, Convertible
700,000	5.750%, 1/15/2016	687,750
	Bank of America Corporation
350,000	5.650%, 5/1/2018	374,253
240,000	8.000%, 12/29/2049[h]	250,003
	BB&T Capital Trust IV
375,000	6.820%, 6/12/2057	377,344
	BBVA International Preferred SA Unipersonal
525,000	5.919%, 12/29/2049[h]	309,352
	BNP Paribas SA
87,000	3.600%, 2/23/2016	88,000
	Capital One Capital IV
525,000	6.745%, 2/17/2037	525,000
	CIT Group, Inc.
238,025	7.000%, 5/2/2017[f]	238,471
	Citigroup, Inc.
165,000	4.450%, 1/10/2017	172,960
	CNA Financial Corporation
400,000	7.350%, 11/15/2019	473,207
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
525,000	11.000%, 12/29/2049[f,h]	660,450
	Coventry Health Care, Inc.
85,000	5.450%, 6/15/2021	95,549
	Developers Diversified Realty Corporation
260,000	7.875%, 9/1/2020	310,885
	Discover Bank
400,000	8.700%, 11/18/2019	496,959
	Eksportfinans ASA
85,000	2.375%, 5/25/2016	75,554
	Hartford Financial Services Group, Inc.
170,000	5.125%, 4/15/2022	175,058
	Health Care REIT, Inc.
380,000	6.500%, 3/15/2041	405,980
	HSBC Finance Corporation
285,000	6.676%, 1/15/2021	308,573
	Huntington National Bank
400,000	6.600%, 6/15/2018	423,677
	Icahn Enterprises, LP
620,000	8.000%, 1/15/2018	658,750
	ING Bank NV
170,000	5.000%, 6/9/2021[f]	176,694
	ING Capital Funding Trust III
350,000	4.061%, 12/31/2049[d,h]	290,946
	International Lease Finance Corporation
620,000	5.875%, 4/1/2019	620,601
	J.P. Morgan Chase & Company
170,000	3.150%, 7/5/2016	174,829
	J.P. Morgan Chase Capital XX
440,000	6.550%, 9/29/2036	440,000
	J.P. Morgan Chase Capital XXVII
350,000	7.000%, 11/1/2039	350,000
	KeyCorp
110,000	5.100%, 3/24/2021	122,684
	Liberty Mutual Group, Inc.
525,000	10.750%, 6/15/2058[f]	714,000
85,000	4.950%, 5/1/2022[f]	84,473
	Lincoln National Corporation
770,000	6.050%, 4/20/2067	704,550
	Lloyds TSB Bank plc
100,000	6.500%, 9/14/2020[e,f]	98,495
	MetLife Capital Trust IV
575,000	7.875%, 12/15/2037[f]	638,250
	Murray Street Investment Trust I
175,000	4.647%, 3/9/2017	175,338
	Northern Trust Corporation
175,000	3.375%, 8/23/2021	188,023
	Reinsurance Group of America, Inc.
600,000	6.750%, 12/15/2065	554,422
	Santander US Debt SAU
175,000	3.724%, 1/20/2015[f]	162,770
	SLM Corporation
350,000	8.000%, 3/25/2020	383,250
	Societe Generale SA
175,000	5.200%, 4/15/2021[f]	167,241
	Swiss RE Capital I, LP
420,000	6.854%, 5/29/2049[f,h]	386,914
	Ventas Realty, LP
80,000	4.250%, 3/1/2022	80,554
	XL Group plc
600,000	6.500%, 12/31/2049[h]	487,500
	ZFS Finance USA Trust II
725,000	6.450%, 12/15/2065[f]	725,000

	Total	17,514,634

Mortgage-Backed Securities (1.6%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
2,350,000	3.000%, 7/1/2027[c]	2,461,992

	Total	2,461,992

Technology (0.9%)
	First Data Corporation
620,000	7.375%, 6/15/2019[f]	632,400
	Freescale Semiconductor, Inc.
320,000	9.250%, 4/15/2018[f]	342,400
	Hewlett-Packard Company
85,000	4.650%, 12/9/2021	89,097
	Xilinx, Inc., Convertible
280,000	2.625%, 6/15/2017	359,100

	Total	1,422,997

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Transportation (0.6%)
	Delta Air Lines, Inc.
$70,000	4.750%, 5/7/2020[c]	$70,875
	Hertz Corporation
620,000	6.750%, 4/15/2019	644,800
	United Air Lines, Inc.
127,407	10.400%, 11/1/2016	145,410

	Total	861,085

U.S. Government and Agencies (0.1%)
	Petrobras International Finance Company
165,000	3.500%, 2/6/2017	169,370

	Total	169,370

Utilities (3.0%)
	AES Corporation
620,000	7.375%, 7/1/2021[f]	689,750
	CenterPoint Energy, Inc.
140,000	6.500%, 5/1/2018	166,229
	CenterPoint Energy, Inc., Convertible, 2.000%
9,975	3.375%, 9/15/2012	364,711
	Energy Transfer Partners, LP
80,000	5.200%, 2/1/2022	85,673
80,000	6.500%, 2/1/2042	85,731
	Enterprise Products Operating, LLC
700,000	7.034%, 1/15/2068	749,000
	NGPL PipeCo, LLC
620,000	9.625%, 6/1/2019[f]	664,950
	NiSource Finance Corporation
350,000	6.125%, 3/1/2022	410,598
	Southern California Edison Company
700,000	6.250%, 8/1/2049[h]	731,220
	Southern Union Company
200,000	3.483%, 11/1/2066[d]	162,750
	TransCanada PipeLines, Ltd.
400,000	6.350%, 5/15/2067	411,901

	Total	4,522,513

	Total Long-Term Fixed Income (cost $72,246,156)	73,273,645

Shares	Common Stock (36.6%)	Value
Consumer Discretionary (2.8%)

9,300	Buckle, Inc.[e]	368,001
9,100	DIRECTV[i]	444,262
16,000	Gap, Inc.	437,760
11,800	Home Depot, Inc.	625,282
11,500	Macy’s, Inc.	395,025
16,600	Mattel, Inc.	538,504
5,000	McDonald’s Corporation	442,650
7,800	Ross Stores, Inc.	487,266
11,600	TJX Companies, Inc.	497,988

	Total	4,236,738

Consumer Staples (3.6%)

5,000	Brown-Forman Corporation	484,250
8,900	Church & Dwight Company, Inc.	493,683
11,700	Coca-Cola Company	914,823
5,200	Colgate-Palmolive Company	541,320
4,800	Herbalife, Ltd.	231,984
7,200	Hormel Foods Corporation	219,024
10,100	Nu Skin Enterprises, Inc.	473,690
12,600	Philip Morris International, Inc.	1,099,476
15,000	Unilever NV ADR	500,250
6,600	Wal-Mart Stores, Inc.	460,152

	Total	5,418,652

Energy (4.3%)

15,500	Chevron Corporation	1,635,250
15,800	ConocoPhillips	882,904
6,800	Ecopetrol SA ADR[e]	379,372
15,800	Exxon Mobil Corporation	1,352,006
20,000	First Trust Energy Income and Growth Fund[e]	610,400
14,500	Kinder Morgan, Inc.	467,190
9,000	Murphy Oil Corporation	452,610
5,900	Occidental Petroleum Corporation	506,043
10,200	Statoil ASA	243,372

	Total	6,529,147

Financials (10.0%)

12,100	Aflac, Inc.	515,339
25,889	Annaly Capital Management, Inc.	434,417
79,500	Anworth Mortgage Asset Corporation	560,475
62,500	Ares Capital Corporation	997,500
11,800	Assurant, Inc.	411,112
7,200	Bank of Montreal	397,872
5,700	Berkshire Hathaway, Inc.[i]	474,981
8,900	Capital One Financial Corporation	486,474
15,300	CBOE Holdings, Inc.	423,504
35,000	CYS Investments, Inc.	481,950
67,500	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	560,250
52,050	Invesco Mortgage Capital, Inc.	954,597
31,500	iPath S&P 500 VIX Short-Term Futures ETN[e,i]	479,115
17,100	J.P. Morgan Chase & Company	610,983
44,400	MFA Financial, Inc.	350,316
45,500	NFJ Dividend Interest & Premium Strategy Fund	763,945
4,800	ProAssurance Corporation	427,632
19,600	Progressive Corporation	408,268
8,000	Reinsurance Group of America, Inc.	425,680
60,500	Solar Capital, Ltd.	1,346,730
6,200	Torchmark Corporation	313,410
92,050	Two Harbors Investment Corporation	953,638
22,600	U.S. Bancorp	726,816
31,900	UBS AG ADR[i]	373,549
32,400	Wells Fargo & Company	1,083,456

	Total	14,962,009

Health Care (3.6%)

14,700	Abbott Laboratories	947,709
20,300	Eli Lilly and Company	871,073

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Common Stock (36.6%)	Value
Health Care (3.6%) - continued
12,800	Forest Laboratories, Inc.[i]	$447,872
5,700	Henry Schein, Inc.[i]	447,393
15,000	Medtronic, Inc.	580,950
3,200	Novo Nordisk A/S ADR	465,088
54,200	PDL BioPharma, Inc.[e]	359,346
20,353	Pfizer, Inc.	468,119
12,900	UnitedHealth Group, Inc.	754,650

	Total	5,342,200

Industrials (3.9%)
6,800	3M Company	609,280
80,700	Alerian MLP ETF[e]	1,289,586
16,600	Copart, Inc.[i]	393,254
5,400	Dun & Bradstreet Corporation	384,318
7,400	Emerson Electric Company	344,692
8,300	JB Hunt Transport Services, Inc.	494,680
20,800	Knight Transportation, Inc.	332,592
6,300	Lockheed Martin Corporation	548,604
8,400	Northrop Grumman Corporation	535,836
1,300	Precision Castparts Corporation	213,837
2,800	United Parcel Service, Inc.	220,528
9,000	Verisk Analytics, Inc.[i]	443,340

	Total	5,810,547

Information Technology (3.3%)
8,600	Accenture plc	516,774
500	Apple, Inc.[i]	292,000
24,100	Intel Corporation	642,265
4,100	International Business Machines Corporation	801,878
1,200	MasterCard, Inc.	516,132
41,100	Microsoft Corporation	1,257,249
4,300	Visa, Inc.	531,609
4,000	VMware, Inc.[i]	364,160

	Total	4,922,067

Materials (1.9%)
1,300	CF Industries Holdings, Inc.	251,862
14,900	Gold Resource Corporation[e]	387,251
2,700	Monsanto Company	223,506
21,000	Newmont Mining Corporation	1,018,710
5,000	PPG Industries, Inc.	530,600
15,300	Southern Copper Corporation	482,103

	Total	2,894,032

Telecommunications Services (1.7%)
22,500	AT&T, Inc.	802,350
6,500	Philippine Long Distance Telephone Company ADR	413,400
13,700	Telekomunikasi Indonesia Tbk PT ADR	477,171
5,100	Verizon Communications, Inc.	226,644
21,600	Vodafone Group plc ADR	608,688

	Total	2,528,253

Utilities (1.5%)

6,300	Consolidated Edison, Inc.	391,797
21,200	Enersis SA ADR	396,440
4,900	Northwest Natural Gas Company	233,240
22,800	Questar Corporation	475,608
15,500	Southern Company	717,650

	Total	2,214,735

	Total Common Stock (cost $52,459,920)	54,858,380

	Preferred Stock (1.4%)
Financials (0.9%)

6,000	ING Groep NVh	152,760
10,500	PNC Financial Services Group, Inc., 6.125%[h,i]	276,675
8,000	Royal Bank of Scotland Group plc, 7.250%[h]	157,200
28,000	U.S. Bancorp, 6.500%[h]	800,240

	Total	1,386,875

Industrials (0.5%)

2,975	Stanley Black & Decker, Inc., Convertible, 4.750%	348,105
7,000	United Technologies Corporation, Convertible, 7.500%[i]	368,830

	Total	716,935

	Total Preferred Stock (cost $1,962,000)	2,103,810

	Collateral Held for Securities Loaned (2.8%)
4,207,675	Thrivent Financial Securities Lending Trust	4,207,675

	Total Collateral Held for Securities Loaned (cost $4,207,675)	4,207,675

Principal Amount	Short-Term Investments (5.8%)[j]
	Federal Home Loan Bank Discount Notes
5,000,000	0.095%, 7/13/2012[k]	4,999,828
3,000,000	0.060%, 7/20/2012[k]	2,999,900
	Federal National Mortgage Association Discount Notes
600,000	0.120%, 7/18/2012[k,l]	599,964

	Total Short-Term Investments (at amortized cost)	8,599,692

	Total Investments (cost $150,160,358) 102.5%	$153,662,636

	Other Assets and Liabilities, Net (2.5%)	(3,759,949)

	Total Net Assets 100.0%	$149,902,687

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 29, 2012.
e	All or a portion of the security is on loan.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2012, the value of these investments was $14,602,274 or 9.7% of total net assets.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Portfolio owned as of June 29, 2012.

Security	Acquisition Date	Cost
Wachovia Bank Commercial Mortgage Trust	4/25/2007	$450,000

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
l	At June 29, 2012, $599,964 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.
ETN	-	Exchange Traded Note.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,344,106
Gross unrealized depreciation	(3,900,215)

Net unrealized appreciation (depreciation)	$3,443,891
Cost for federal income tax purposes	$150,218,745

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	977,863	—	977,863	—
Communications Services	3,502,746	—	3,502,746	—
Consumer Cyclical	891,753	—	891,753	—
Consumer Non-Cyclical	2,168,319	—	2,168,319	—
Energy	446,013	—	446,013	—
Financials	442,350	—	442,350	—
Technology	1,302,297	—	1,302,297	—
Transportation	447,466	—	447,466	—
Utilities	440,627	—	440,627	—
Long-Term Fixed Income
Asset-Backed Securities	2,118,021	—	2,118,021	—
Basic Materials	3,491,801	—	3,491,801	—
Capital Goods	2,876,889	—	2,876,889	—
Collateralized Mortgage Obligations	12,834,187	—	12,834,187	—
Commercial Mortgage-Backed Securities	1,058,913	—	1,058,913	—
Communications Services	7,351,027	—	7,351,027	—
Consumer Cyclical	5,962,357	—	5,962,357	—
Consumer Non-Cyclical	5,592,236	—	5,592,236	—
Energy	5,035,623	—	5,035,623	—
Financials	17,514,634	—	17,514,634	—
Mortgage-Backed Securities	2,461,992	—	2,461,992	—
Technology	1,422,997	—	1,422,997	—
Transportation	861,085	—	861,085	—
U.S. Government and Agencies	169,370	—	169,370	—
Utilities	4,522,513	—	4,522,513	—
Common Stock
Consumer Discretionary	4,236,738	4,236,738	—	—
Consumer Staples	5,418,652	5,418,652	—	—
Energy	6,529,147	6,529,147	—	—
Financials	14,962,009	14,962,009	—	—
Health Care	5,342,200	5,342,200	—	—
Industrials	5,810,547	5,810,547	—	—
Information Technology	4,922,067	4,922,067	—	—
Materials	2,894,032	2,894,032	—	—
Telecommunications Services	2,528,253	2,528,253	—	—
Utilities	2,214,735	2,214,735	—	—
Preferred Stock
Financials	1,386,875	1,386,875	—	—
Industrials	716,935	716,935	—	—
Collateral Held for Securities Loaned	4,207,675	4,207,675	—	—
Short-Term Investments	8,599,692	—	8,599,692	—

Total	$153,662,636	$61,169,865	$92,492,771	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	47,474	47,474	—	—

Total Asset Derivatives	$47,474	$47,474	$—	$—

Liability Derivatives
Futures Contracts	151,940	151,940	—	—

Total Liability Derivatives	$151,940	$151,940	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	26	September 2012	$3,216,767	$3,223,188	$6,421
10-Yr. U.S. Treasury Bond Futures	(5)	September 2012	(663,500)	(666,875)	(3,375)
S&P 500 Index Futures	(16)	September 2012	(5,277,035)	(5,425,600)	(148,565)
S&P 500 Index Mini-Futures	23	September 2012	1,518,808	1,559,861	41,053
Total Futures Contracts					($104,466)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2012, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	6,421
Total Interest Rate Contracts		6,421
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	41,053
Total Equity Contracts		41,053

Total Asset Derivatives		$47,474

Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	148,565
Total Equity Contracts		148,565
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	3,375
Total Interest Rate Contracts		3,375

Total Liability Derivatives		$151,940

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Options Written	Net realized gains/(losses) on Written option contracts	(41,346)
Futures	Net realized gains/(losses) on Futures contracts	528,388
Total Equity Contracts		487,042
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	9,583
Total Interest Rate Contracts		9,583

Total		$496,625

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	1,914
Total Interest Rate Contracts		1,914
Equity Contracts
Options Written	Change in net unrealized appreciation/(depreciation) on Written option contracts	7,050
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(128,200)
Total Equity Contracts		(121,150)

Total		($119,236)

The following table presents Diversified Income Plus Portfolio’s average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Options (Contracts)
Equity Contracts	$5,905,899	4.4%	7
Interest Rate Contracts	3,911,195	2.9	N/A

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$4,748,550	$26,278,535	$26,819,410	4,207,675	$4,207,675	$33,161
Total Value and Income Earned	4,748,550				4,207,675	33,161

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (87.5%)	Value
Asset-Backed Securities (0.7%)
	Americredit Automobile Receivables Trust
$ 6,713	5.239%, 1/6/2015[a]	$6,812
	CPS Auto Trust
4,206	6.480%, 7/15/2013[b]	4,226
	DT Auto Owner Trust
12,358	0.960%, 1/15/2014[b]	12,356
27,471	1.400%, 12/15/2041[b]	27,503
	Franklin Auto Trust
28,759	7.160%, 5/20/2016[b]	29,019
	Santander Drive Auto Receivables Trust
2,224	1.010%, 7/15/2013[b]	2,224
6,688	1.370%, 8/15/2013[b]	6,692

	Total	88,832

Basic Materials (0.9%)
	Ecolab, Inc.
40,000	4.350%, 12/8/2021	44,334
	Yara International ASA
50,000	7.875%, 6/11/2019[b]	62,627

	Total	106,961

Capital Goods (0.6%)
	John Deere Capital Corporation
15,000	1.250%, 12/2/2014	15,198
	Masco Corporation
60,000	5.875%, 7/15/2012	60,056

	Total	75,254

Collateralized Mortgage Obligations (0.4%)
	Countrywide Alternative Loan Trust
28,636	4.968%, 7/25/2035	28,953
	GMAC Mortgage Corporation Loan Trust
18,531	5.500%, 10/25/2033	18,790
	J.P. Morgan Mortgage Trust
1,140	3.780%, 7/25/2035	1,139

	Total	48,882

Commercial Mortgage-Backed Securities (4.0%)
	Credit Suisse First Boston Mortgage Securities Corporation
78,329	4.597%, 3/15/2035	79,281
	Federal Home Loan Mortgage Corporation
100,000	5.250%, 4/18/2016	117,037
	GE Capital Commercial Mortgage Corporation
30,884	4.996%, 12/10/2037	31,003
	Morgan Stanley Dean Witter Capital I
150,000	6.550%, 7/15/2033	154,328
	Wachovia Bank Commercial Mortgage Trust
73,183	4.566%, 4/15/2035	74,351
20,612	5.230%, 7/15/2041	20,614

	Total	476,614

Communications Services (8.4%)
	American Tower Corporation
80,000	4.500%, 1/15/2018	84,561
50,000	5.900%, 11/1/2021	55,641
	AT&T, Inc.
100,000	2.950%, 5/15/2016	105,917
50,000	3.875%, 8/15/2021	54,463
	CenturyLink, Inc.
100,000	7.875%, 8/15/2012	100,816
100,000	5.800%, 3/15/2022	99,550
	Crown Castle Towers, LLC
80,000	4.883%, 8/15/2020[b]	86,857
	France Telecom SA
50,000	5.375%, 1/13/2042	52,821
	SBA Tower Trust
60,000	4.254%, 4/15/2015[b]	62,749
	Telefonica Emisiones SAU
60,000	3.992%, 2/16/2016	53,639
70,000	5.134%, 4/27/2020	60,297
	Time Warner Cable, Inc.
200,000	4.000%, 9/1/2021	210,170

	Total	1,027,481

Consumer Cyclical (5.8%)
	Darden Restaurants, Inc.
50,000	4.500%, 10/15/2021	52,793
	FUEL Trust
200,000	4.207%, 4/15/2016[b]	207,676
	Gap, Inc.
60,000	5.950%, 4/12/2021	62,190
	Home Depot, Inc.
60,000	5.875%, 12/16/2036	76,813
	Lowe’s Companies, Inc.
20,000	3.800%, 11/15/2021	21,649
	O’Reilly Automotive, Inc.
30,000	4.625%, 9/15/2021	31,352
	Spencer Spirit Holdings, Inc.
50,000	11.000%, 5/1/2017[b]	51,750
	Target Corporation
50,000	2.900%, 1/15/2022	51,089
	Time Warner, Inc.
20,000	4.000%, 1/15/2022	21,153
30,000	5.375%, 10/15/2041	31,924
	Volkswagen International Finance NV
100,000	1.078%, 4/1/2014[a,b]	99,793

	Total	708,182

Consumer Non-Cyclical (4.2%)
	Amgen, Inc.
25,000	2.500%, 11/15/2016	25,975
25,000	3.875%, 11/15/2021	26,396
	Aristotle Holding, Inc.
20,000	2.750%, 11/21/2014[b]	20,428
	Becton Dickinson and Company
25,000	3.125%, 11/8/2021	26,019

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (87.5%)	Value
Consumer Non-Cyclical (4.2%) - continued
	Coca-Cola Company
$ 150,000	0.418%, 3/14/2014[a]	$150,232
70,000	1.800%, 9/1/2016	71,895
	Colgate-Palmolive Company
25,000	1.300%, 1/15/2017	25,319
	Dr Pepper Snapple Group, Inc.
20,000	3.200%, 11/15/2021	20,445
	Hershey Company
10,000	1.500%, 11/1/2016	10,083
	PepsiCo, Inc.
50,000	2.750%, 3/5/2022	50,466
50,000	4.000%, 3/5/2042	52,252
	St. Jude Medical, Inc.
40,000	2.500%, 1/15/2016	41,550

	Total	521,060

Energy (1.2%)
	Great River Energy
41,077	5.829%, 7/1/2017[b]	43,867
	Kinder Morgan Energy Partners, LP
40,000	5.625%, 9/1/2041	41,509
	Pioneer Natural Resources Company
60,000	5.875%, 7/15/2016	66,688

	Total	152,064

Financials (19.8%)
	Ally Financial, Inc.
100,000	6.875%, 8/28/2012	100,500
25,000	4.500%, 2/11/2014	25,344
	American Express Credit Corporation
25,000	2.800%, 9/19/2016	26,079
	Bank of America Corporation
100,000	2.019%, 7/11/2014[a]	98,430
220,000	5.700%, 1/24/2022	242,285
	Bank of Montreal
70,000	2.625%, 1/25/2016[b]	73,895
	Bank of New York Mellon Corporation
100,000	1.700%, 11/24/2014	101,685
	Bank of Nova Scotia
100,000	1.250%, 11/7/2014[b]	101,253
	Boston Properties, LP
50,000	3.700%, 11/15/2018	52,245
	Canadian Imperial Bank of Commerce
60,000	2.750%, 1/27/2016[b]	63,680
	CIT Group, Inc.
100,000	5.250%, 3/15/2018	103,250
	Discover Bank
60,000	8.700%, 11/18/2019	74,544
	ERP Operating, LP
50,000	4.625%, 12/15/2021	54,309
	Fifth Third Bank
60,000	0.576%, 5/17/2013[a]	59,783
	Glitnir Banki HF
50,000	3.226%, 9/22/2012[b,c]	13,375
	Goldman Sachs Group, Inc.
25,000	5.250%, 7/27/2021	25,395
100,000	5.750%, 1/24/2022	105,560
	Harley-Davidson Funding Corporation
95,000	5.250%, 12/15/2012[b]	96,564
	HSBC Finance Corporation
100,000	0.818%, 9/14/2012[a]	100,002
	J.P. Morgan Chase & Company
50,000	4.400%, 7/22/2020	52,737
50,000	4.350%, 8/15/2021	52,770
100,000	4.500%, 1/24/2022	107,722
	Nationwide Health Properties, Inc.
100,000	6.250%, 2/1/2013	102,701
60,000	6.900%, 10/1/2037	68,203
	Royal Bank of Canada
100,000	1.450%, 10/30/2014	101,268
	Simon Property Group, LP
30,000	4.125%, 12/1/2021	31,962
	SSIF Nevada, LP
70,000	1.167%, 4/14/2014[a,b]	69,531
	Stadshypotek AB
60,000	1.011%, 9/30/2013[a,b]	59,963
	SunTrust Bank
25,000	0.757%, 8/24/2015[a]	23,333
	Toronto-Dominion Bank
50,000	2.375%, 10/19/2016	51,346
	U.S. Bank National Association
60,000	3.778%, 4/29/2020	62,686
	Wachovia Capital Trust III
120,000	5.570%, 3/29/2049[a,d]	114,600

	Total	2,417,000

Foreign Government (0.9%)
	Province of Ontario
100,000	3.000%, 7/16/2018	107,402

	Total	107,402

Mortgage-Backed Securities (0.8%)
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
90,000	4.000%, 7/1/2042[e]	95,780

	Total	95,780

Technology (5.4%)
	Corning, Inc.
100,000	4.750%, 3/15/2042	104,789
	Dun & Bradstreet Corporation
60,000	2.875%, 11/15/2015	61,690
	Hewlett-Packard Company
50,000	0.867%, 5/30/2014[a]	49,561
	Intel Corporation
75,000	4.800%, 10/1/2041	85,893
	International Business Machines Corporation
150,000	0.875%, 10/31/2014	150,720
	Symantec Corporation
60,000	2.750%, 9/15/2015	61,659
	Xerox Corporation
75,000	1.868%, 9/13/2013[a]	75,525

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (87.5%)	Value
Technology (5.4%) - continued
$60,000	4.500%, 5/15/2021	$62,262

	Total	652,099

Transportation (1.0%)
	APL, Ltd.
50,000	8.000%, 1/15/2024[f]	35,977
	Asciano Finance, Ltd.
60,000	5.000%, 4/7/2018[b]	62,674
	Canadian National Railway Company
25,000	1.450%, 12/15/2016	25,139

	Total	123,790

U.S. Government and Agencies (32.5%)
	Federal Home Loan Banks
60,000	5.000%, 11/17/2017	72,450
	U.S. Treasury Bonds
287,000	3.125%, 2/15/2042	308,256
49,000	3.000%, 5/15/2042	51,320
	U.S. Treasury Notes
105,000	0.250%, 5/15/2015	104,540
490,000	0.625%, 5/31/2017	487,741
23,000	1.125%, 5/31/2019	23,036
2,885,000	1.750%, 5/15/2022	2,908,441

	Total	3,955,784

Utilities (0.9%)
	Consolidated Edison Company of New York, Inc.
25,000	4.450%, 6/15/2020	28,804
	Enterprise Products Operating, LLC
75,000	7.034%, 1/15/2068	80,250

	Total	109,054

	Total Long-Term Fixed Income (cost $10,426,222)	10,666,239

	Short-Term Investments (0.8%)[g]
	Federal National Mortgage Association Discount Notes
100,000	0.120%, 7/18/2012[h,i]	99,994

	Total Short-Term Investments (at amortized cost)	99,994

	Total Investments (cost $10,526,216) 88.3%	$10,766,233

	Other Assets and Liabilities, Net 11.7%	1,421,961

	Total Net Assets 100.0%	$12,188,194

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 29, 2012.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2012, the value of these investments was $1,258,702 or 10.3% of total net assets.
c	In bankruptcy. Interest is not being accrued.
d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Security is fair valued.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
i	At June 29, 2012, $99,994 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$286,112
Gross unrealized depreciation	(53,069)

Net unrealized appreciation (depreciation)	$233,043
Cost for federal income tax purposes	$10,533,190

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Partner Socially Responsible Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	88,832	—	88,832	—
Basic Materials	106,961	—	106,961	—
Capital Goods	75,254	—	75,254	—
Collateralized Mortgage Obligations	48,882	—	48,882	—
Commercial Mortgage-Backed Securities	476,614	—	476,614	—
Communications Services	1,027,481	—	1,027,481	—
Consumer Cyclical	708,182	—	708,182	—
Consumer Non-Cyclical	521,060	—	521,060	—
Energy	152,064	—	152,064	—
Financials	2,417,000	—	2,417,000	—
Foreign Government	107,402	—	107,402	—
Mortgage-Backed Securities	95,780	—	95,780	—
Technology	652,099	—	652,099	—
Transportation	123,790	—	87,813	35,977
U.S. Government and Agencies	3,955,784	—	3,955,784	—
Utilities	109,054	—	109,054	—
Short-Term Investments	99,994	—	99,994	—

Total	$10,766,233	$—	$10,730,256	$35,977

The Long-Term Fixed Income Transportation Level 3 security’s fair value is calculated using a yield and spread analysis. The 10 year note and basis points spread of the most recent trade is also used in the calculation. The spread of the most recent trade for June 29, 2012 was 1,104.80. This spread is updated when the security trades. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Partner Socially Responsible Bond Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	36,663
Total Interest Rate Contracts		36,663

Total		$36,663

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Partner Socially Responsible Bond Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(22,228)
Total Interest Rate Contracts		(22,228)

Total		($22,228)

The following table presents Partner Socially Responsible Bond Portfolio’s average volume of derivative activity during the period ended June 29, 2012.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)
Interest Rate Contracts (Long Position)	$1,004,906	8.7%
Interest Rate Contracts (Short Position)	N/A	N/A

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Bank Loans (2.6%)[a]	Value
Basic Materials (0.2%)
	Arch Coal, Inc., Term Loan
$1,605,000	5.750%, 5/1/2018	$1,574,232
	Ineos Group Holdings, Term Loan
1,596,000	6.448%, 5/4/2018[b,c]	1,560,537

	Total	3,134,769

Communications Services (0.7%)
	Atlantic Broadband Finance, LLC, Term Loan
1,600,000	5.250%, 3/20/2019	1,600,672
	Charter Communications Operation, Term Loan
967,575	4.000%, 3/28/2019	960,144
	Clear Channel Communications, Term Loan
1,600,000	3.895%, 1/29/2016	1,274,672
	Cumulus Media Holdings, Inc., Term Loan
1,601,355	4.952%, 9/16/2018[b,c]	1,593,060
	Lawson Software, Inc., Term Loan
1,599,200	7.477%, 3/16/2018[b,c]	1,604,941
	Toys R Us, Inc., Term Loan
1,625,000	5.250%, 5/25/2018	1,476,719
	Univision Communications, Inc., Term Loan
1,280,000	2.245%, 9/29/2014	1,253,337
	Zayo Group, LLC, Term Loan
1,600,000	0.000%, 6/14/2019[b,c]	1,603,712

	Total	11,367,257

Consumer Cyclical (0.3%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,584,624	5.500%, 2/28/2017	1,574,498
	Chrysler Group, LLC, Term Loan
2,534,400	5.220%, 5/24/2017	2,550,240

	Total	4,124,738

Consumer Non-Cyclical (0.5%)
	Bausch & Lomb, Inc., Term Loan
1,600,000	5.250%, 4/17/2019	1,589,600
	CHS/Community Health Systems, Inc., Term Loan
1,600,000	3.967%, 1/25/2017	1,574,576
	Dole Food Company, Term Loan
209,641	5.038%, 7/8/2018[b,c]	209,377
	Michael Foods, Inc., Term Loan
1,344,667	4.250%, 2/25/2018	1,344,102
	Roundy’s Supermarkets, Inc., Term Loan
1,596,000	5.700%, 2/13/2019	1,597,420
	Solvest, Ltd., Term Loan
375,148	5.023%, 7/8/2018[b,c]	374,676
	Visant Corporation, Term Loan
1,290,000	5.250%, 12/22/2016	1,248,075

	Total	7,937,826

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
1,600,000	8.500%, 12/2/2017	1,585,824

	Total	1,585,824

Financials (0.1%)
	Nuveen Investments, Inc., Term Loan
1,600,000	5.639%, 5/13/2017[b,c]	1,572,800

	Total	1,572,800

Technology (0.4%)
	First Data Corporation Extended, Term Loan
1,600,000	4.245%, 3/26/2018	1,465,408
	Freescale Semiconductor, Term Loan
1,631,736	4.489%, 12/1/2016	1,541,991
	Intelsat Jackson Holdings SA, Term Loan
1,871,100	5.250%, 4/2/2018	1,866,815
	Syniverse Holdings, Inc., Term Loan
640,000	5.000%, 4/10/2019	634,931

	Total	5,509,145

Transportation (0.2%)
	Delta Air Lines, Inc., Term Loan
2,524,500	5.500%, 4/20/2017	2,516,624

	Total	2,516,624

Utilities (0.1%)
	NGPL PipeCo, LLC, Term Loan
1,600,000	6.750%, 5/15/2017	1,566,672

	Total	1,566,672

	Total Bank Loans (cost $39,513,677)	39,315,655

	Long-Term Fixed Income (94.8%)
Asset-Backed Securities (0.7%)
	Carrington Mortgage Loan Trust
2,200,000	0.395%, 8/25/2036[d]	748,368
	GMAC Mortgage Corporation Loan Trust
4,512,517	0.425%, 8/25/2035[d,e]	3,003,355
5,282,353	0.425%, 12/25/2036[d,e]	3,751,099
	IndyMac Seconds Asset-Backed Trust
752,805	0.415%, 10/25/2036[d,e]	135,945
	Renaissance Home Equity Loan Trust
3,023,781	5.746%, 5/25/2036	1,927,706
2,000,000	6.011%, 5/25/2036	1,127,898

	Total	10,694,371

Basic Materials (4.4%)
	AbitibiBowater, Inc.
2,104,000	10.250%, 10/15/2018	2,335,440

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.8%)	Value
Basic Materials (4.4%) - continued
	Alcoa, Inc.
$2,570,000	5.720%, 2/23/2019	$2,723,755
1,325,000	6.150%, 8/15/2020	1,394,816
2,000,000	6.750%, 1/15/2028	2,119,510
	ArcelorMittal
2,500,000	9.000%, 2/15/2015	2,809,618
3,000,000	6.125%, 6/1/2018	3,041,841
2,750,000	5.250%, 8/5/2020	2,636,238
1,620,000	6.750%, 3/1/2041	1,512,093
	Arch Coal, Inc.
1,915,000	7.000%, 6/15/2019[f]	1,618,175
	CF Industries, Inc.
3,330,000	6.875%, 5/1/2018	3,950,212
	Dow Chemical Company
3,850,000	4.250%, 11/15/2020	4,176,738
1,930,000	4.125%, 11/15/2021	2,070,124
1,620,000	5.250%, 11/15/2041	1,790,808
	FMG Resources Property, Ltd.
1,890,000	7.000%, 11/1/2015[f,g]	1,927,800
	Freeport-McMoRan Copper & Gold, Inc.
4,540,000	3.550%, 3/1/2022	4,466,806
	Georgia-Pacific, LLC
2,190,000	5.400%, 11/1/2020[g]	2,541,208
	International Paper Company
2,500,000	7.500%, 8/15/2021	3,188,858
1,250,000	7.300%, 11/15/2039	1,560,646
	LyondellBasell Industries NV
2,900,000	5.000%, 4/15/2019[g]	3,041,375
320,000	6.000%, 11/15/2021[g]	351,200
	NOVA Chemicals Corporation
1,250,000	8.625%, 11/1/2019	1,415,625
	Novelis, Inc.
1,920,000	8.375%, 12/15/2017	2,054,400
	Rio Tinto Finance USA, Ltd.
3,285,000	6.500%, 7/15/2018	4,048,881
	Rock-Tenn Company
1,800,000	4.450%, 3/1/2019[g]	1,848,944
	Teck Resources, Ltd.
1,469,000	10.250%, 5/15/2016	1,639,771
	Vale Overseas, Ltd.
3,125,000	6.875%, 11/10/2039[f]	3,651,178
	Weyerhaeuser Company
2,570,000	7.375%, 3/15/2032	2,870,513

	Total	66,786,573

Capital Goods (2.6%)
	BAE Systems plc
3,880,000	4.750%, 10/11/2021[g]	4,168,575
	Boeing Capital Corporation
1,600,000	2.125%, 8/15/2016	1,668,957
	Bombardier, Inc.
1,940,000	5.750%, 3/15/2022[g]	1,932,725
	Case New Holland, Inc.
1,250,000	7.750%, 9/1/2013	1,328,125
1,635,000	7.875%, 12/1/2017	1,888,425
	CNH Capital, LLC
450,000	6.250%, 11/1/2016[g]	481,500
	CRH America, Inc.
1,750,000	4.125%, 1/15/2016	1,778,947
1,900,000	8.125%, 7/15/2018	2,263,265
	John Deere Capital Corporation
3,300,000	5.350%, 4/3/2018	3,928,386
	Masco Corporation
1,625,000	5.950%, 3/15/2022[f]	1,672,752
	Republic Services, Inc.
630,000	5.500%, 9/15/2019	729,003
1,600,000	5.000%, 3/1/2020	1,810,357
2,200,000	5.250%, 11/15/2021	2,525,789
	Reynolds Group Issuer, Inc.
1,940,000	9.875%, 8/15/2019[g]	2,012,750
	Sealed Air Corporation
1,290,000	8.375%, 9/15/2021[g]	1,457,700
	Textron, Inc.
2,500,000	6.200%, 3/15/2015	2,747,432
2,570,000	5.600%, 12/1/2017	2,830,824
	United Technologies Corporation
1,930,000	1.800%, 6/1/2017	1,970,989
645,000	3.100%, 6/1/2022	675,871
	UR Financing Escrow Corporation
1,300,000	5.750%, 7/15/2018[g]	1,352,000

	Total	39,224,372

Collateralized Mortgage Obligations (0.9%)
	Bear Stearns Mortgage Funding Trust
785,231	0.525%, 8/25/2036[d]	223,632
	CitiMortgage Alternative Loan Trust
3,040,408	5.750%, 4/25/2037	2,151,022
	Countrywide Alternative Loan Trust
4,226,401	6.000%, 1/25/2037	3,042,840
	Deutsche Alt-A Securities, Inc.
2,934,989	0.917%, 4/25/2047[d]	1,864,319
	HomeBanc Mortgage Trust
2,819,892	2.591%, 4/25/2037	1,836,314
	Wachovia Mortgage Loan Trust, LLC
3,000,480	2.889%, 5/20/2036	2,118,639
	WaMu Mortgage Pass-Through Certificates
831,718	0.535%, 10/25/2045[d]	665,872
	Washington Mutual Alternative Mortgage Pass-Through Certificates
5,820,185	0.897%, 2/25/2047[d]	2,537,595

	Total	14,440,233

Commercial Mortgage-Backed Securities (1.5%)
	Bear Stearns Commercial Mortgage Securities, Inc.
774,941	0.392%, 3/15/2022[d,g]	763,388
3,500,000	5.331%, 2/11/2044	3,766,956
	Citigroup/Deutsche Bank Commercial Mortgage
1,900,000	5.322%, 12/11/2049	2,110,364

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.8%)	Value
Commercial Mortgage-Backed Securities (1.5%) - continued
	Commercial Mortgage Pass- Through Certificates
$2,000,000	0.372%, 12/15/2020[d,g]	$1,816,346
	Credit Suisse First Boston Mortgage Securities
3,200,000	5.542%, 1/15/2049	3,445,843
	Credit Suisse Mortgage Capital Certificates
3,038,324	0.412%, 10/15/2021[d,g]	2,842,665
3,250,000	5.467%, 9/15/2039	3,598,247
	Wachovia Bank Commercial Mortgage Trust
5,200,000	0.362%, 9/15/2021[d,h]	4,869,228

	Total	23,213,037

Communications Services (8.9%)
	Alltel Corporation
3,875,000	7.000%, 3/15/2016	4,634,814
	America Movil SAB de CV
3,800,000	5.000%, 3/30/2020	4,315,447
	American Tower Corporation
1,250,000	4.500%, 1/15/2018	1,321,267
	AT&T, Inc.
2,600,000	4.450%, 5/15/2021	2,943,234
2,255,000	5.550%, 8/15/2041	2,687,863
	Cablevision Systems Corporation
1,300,000	8.625%, 9/15/2017	1,449,500
2,000,000	8.000%, 4/15/2020	2,160,000
	CBS Corporation
3,220,000	1.950%, 7/1/2017	3,216,780
1,300,000	7.875%, 9/1/2023	1,634,338
	CCO Holdings, LLC
1,880,000	7.250%, 10/30/2017	2,049,200
1,280,000	7.000%, 1/15/2019	1,382,400
	Cellco Partnership/Verizon Wireless Capital, LLC
2,600,000	8.500%, 11/15/2018	3,557,801
	CenturyLink, Inc.
2,520,000	5.150%, 6/15/2017	2,578,255
3,600,000	5.800%, 3/15/2022	3,583,818
	Clear Channel Worldwide Holdings, Inc.
3,170,000	9.250%, 12/15/2017	3,455,300
	Comcast Corporation
1,900,000	6.300%, 11/15/2017	2,284,283
2,900,000	5.700%, 5/15/2018	3,420,069
2,570,000	3.125%, 7/15/2022	2,582,092
2,700,000	6.400%, 5/15/2038	3,291,335
	Cox Communications, Inc.
1,900,000	9.375%, 1/15/2019[g]	2,543,726
2,500,000	8.375%, 3/1/2039[g]	3,518,230
	Crown Castle Towers, LLC
5,050,000	4.174%, 8/15/2017[g]	5,337,749
	CSC Holdings, Inc.
1,290,000	7.625%, 7/15/2018	1,441,575
	DIRECTV Holdings, LLC
3,875,000	5.000%, 3/1/2021	4,257,056
2,030,000	3.800%, 3/15/2022	2,052,925
	Discovery Communications, LLC
1,920,000	4.375%, 6/15/2021	2,084,905
965,000	3.300%, 5/15/2022	973,897
	Dish DBS Corporation
1,945,000	6.750%, 6/1/2021	2,100,600
	Hughes Satellite Systems Corporation
3,220,000	6.500%, 6/15/2019	3,421,250
	Intelsat Jackson Holdings SA
1,290,000	7.250%, 4/1/2019	1,354,500
1,900,000	7.500%, 4/1/2021	2,009,250
	Interpublic Group of Companies, Inc.
2,575,000	4.000%, 3/15/2022	2,614,204
	NBCUniversal Media, LLC
3,750,000	5.150%, 4/30/2020	4,305,266
4,510,000	4.375%, 4/1/2021	4,961,568
	News America, Inc.
1,900,000	7.625%, 11/30/2028	2,241,979
2,140,000	6.400%, 12/15/2035	2,467,360
	Oi SA
1,775,000	5.750%, 2/10/2022[g]	1,808,725
	Omnicom Group, Inc.
2,900,000	3.625%, 5/1/2022	2,946,693
	Qwest Communications International, Inc.
3,180,000	7.125%, 4/1/2018	3,354,900
	Qwest Corporation
3,200,000	6.500%, 6/1/2017	3,595,254
	SBA Tower Trust
3,500,000	5.101%, 4/15/2017[g]	3,834,281
	Sprint Nextel Corporation
1,290,000	9.125%, 3/1/2017[g]	1,354,500
650,000	7.000%, 3/1/2020[g]	676,000
	Telemar Norte Leste SA
2,830,000	5.500%, 10/23/2020[g]	2,886,600
	Time Warner Cable, Inc.
2,500,000	8.250%, 4/1/2019	3,266,745
2,550,000	6.750%, 6/15/2039	3,107,881
	Time Warner Entertainment Company, LP
1,850,000	8.375%, 3/15/2023	2,505,927
	UPCB Finance VI, Ltd.
2,600,000	6.875%, 1/15/2022[g]	2,652,000
	Verizon Communications, Inc.
2,600,000	3.500%, 11/1/2021	2,768,137
	Virgin Media Finance plc
1,043,000	9.500%, 8/15/2016	1,162,945

	Total	136,154,424

Consumer Cyclical (5.1%)
	American Honda Finance Corporation
4,400,000	3.875%, 9/21/2020[g]	4,714,635
	Daimler Finance North America, LLC
2,260,000	3.875%, 9/15/2021[g]	2,402,837
	Ford Motor Credit Company, LLC
3,900,000	3.875%, 1/15/2015	4,016,275
1,930,000	7.000%, 4/15/2015	2,144,961
3,250,000	4.250%, 2/3/2017	3,406,741
630,000	6.625%, 8/15/2017	716,609

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.8%)	Value
Consumer Cyclical (5.1%) - continued
	FUEL Trust
$1,275,000	4.207%, 4/15/2016[g]	$1,323,932
3,200,000	3.984%, 6/15/2016[g]	3,295,709
	Home Depot, Inc.
3,900,000	5.875%, 12/16/2036	4,992,870
	Hyatt Hotels Corporation
3,100,000	5.750%, 8/15/2015[g]	3,399,280
	Hyundai Motor Manufacturing Czech
2,525,000	4.500%, 4/15/2015[g]	2,654,830
	Johnson Controls, Inc.
3,150,000	5.250%, 12/1/2041	3,493,233
	KIA Motors Corporation
3,260,000	3.625%, 6/14/2016[g]	3,347,270
	Macy’s Retail Holdings, Inc.
3,210,000	7.450%, 7/15/2017	3,908,669
3,570,000	3.875%, 1/15/2022	3,753,402
	Marriott International, Inc.
3,250,000	3.000%, 3/1/2019	3,285,961
	MGM Resorts International
1,280,000	11.125%, 11/15/2017	1,436,800
1,300,000	9.000%, 3/15/2020	1,443,000
	QVC, Inc.
1,930,000	5.125%, 7/2/2022[g]	1,970,094
	Sheraton Holding Corporation
1,290,000	7.375%, 11/15/2015	1,480,501
	Starwood Hotels & Resorts Worldwide, Inc.
1,850,000	6.750%, 5/15/2018	2,148,886
	Time Warner, Inc.
1,300,000	4.000%, 1/15/2022	1,374,958
710,000	3.400%, 6/15/2022	715,966
1,600,000	7.700%, 5/1/2032	2,089,338
	Toll Brothers Finance Corporation
2,000,000	6.750%, 11/1/2019	2,214,804
	Toys R Us Property Company II, LLC
2,570,000	8.500%, 12/1/2017	2,676,013
	Wal-Mart Stores, Inc.
5,000,000	3.250%, 10/25/2020	5,364,980
	West Corporation
1,580,000	7.875%, 1/15/2019	1,651,100
	Wyndham Worldwide Corporation
1,270,000	5.625%, 3/1/2021	1,382,809
1,300,000	4.250%, 3/1/2022	1,309,023

	Total	78,115,486

Consumer Non-Cyclical (8.6%)
	Altria Group, Inc.
1,750,000	9.700%, 11/10/2018	2,421,594
1,595,000	4.750%, 5/5/2021	1,808,803
2,500,000	9.950%, 11/10/2038	3,975,170
	Amgen, Inc.
3,850,000	2.125%, 5/15/2017	3,895,199
	Anheuser-Busch InBev Worldwide, Inc.
2,550,000	5.375%, 1/15/2020	3,038,634
2,525,000	5.000%, 4/15/2020	2,956,906
	Aristotle Holding, Inc.
3,225,000	2.650%, 2/15/2017[g]	3,281,015
3,235,000	4.750%, 11/15/2021[g]	3,579,783
	BAT International Finance plc
3,860,000	3.250%, 6/7/2022[g]	3,814,718
	Beam, Inc.
236,000	5.375%, 1/15/2016	262,479
1,600,000	1.875%, 5/15/2017	1,607,707
1,518,000	5.875%, 1/15/2036	1,751,980
	Biomet, Inc.
2,525,000	10.000%, 10/15/2017[g]	2,697,016
	Boston Scientific Corporation
3,800,000	4.500%, 1/15/2015	4,049,105
	Bunge Limited Finance Corporation
2,220,000	5.100%, 7/15/2015	2,372,285
1,600,000	4.100%, 3/15/2016	1,668,407
3,215,000	3.200%, 6/15/2017	3,222,121
	Cargill, Inc.
1,950,000	3.250%, 11/15/2021[g]	1,983,097
	Celgene Corporation
2,500,000	3.950%, 10/15/2020	2,626,023
	Community Health Systems, Inc.
971,000	8.875%, 7/15/2015[f]	996,489
970,000	8.000%, 11/15/2019	1,033,050
	Covidien International Finance SA
3,860,000	3.200%, 6/15/2022	3,979,548
	DJO Finance, LLC/DJO Finance Corporation
640,000	7.750%, 4/15/2018	528,000
	Energizer Holdings, Inc.
1,750,000	4.700%, 5/19/2021	1,844,673
1,450,000	4.700%, 5/24/2022	1,512,876
	Express Scripts, Inc.
2,235,000	3.125%, 5/15/2016	2,327,017
	Fresenius Medical Care US Finance II, Inc.
710,000	5.625%, 7/31/2019[g]	740,175
	Fresenius Medical Care US Finance, Inc.
1,290,000	6.500%, 9/15/2018[g]	1,402,875
	Grifols, Inc.
1,930,000	8.250%, 2/1/2018	2,069,925
	Grupo Bimbo SAB de CV
3,890,000	4.500%, 1/25/2022[g]	4,138,170
	Hasbro, Inc.
3,250,000	6.350%, 3/15/2040	3,775,379
	HCA, Inc.
2,490,000	8.500%, 4/15/2019	2,788,800
	JBS Finance II, Ltd.
1,250,000	8.250%, 1/29/2018[h]	1,212,500
	Kinetic Concepts, Inc./KCI USA, Inc.
1,940,000	10.500%, 11/1/2018[g]	2,037,000
	Koninklijke Philips Electronics NV
2,765,000	3.750%, 3/15/2022	2,869,733
	Kraft Foods, Inc.
1,930,000	2.250%, 6/5/2017[g]	1,976,085

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.8%)	Value
Consumer Non-Cyclical (8.6%) - continued
$ 2,600,000	6.125%, 2/1/2018	$3,115,622
3,200,000	5.375%, 2/10/2020	3,786,736
1,600,000	5.000%, 6/4/2042[g]	1,693,402
	Life Technologies Corporation
3,700,000	6.000%, 3/1/2020	4,340,718
	Molson Coors Brewing Company
1,600,000	3.500%, 5/1/2022	1,642,856
1,600,000	5.000%, 5/1/2042	1,728,595
	Mylan, Inc.
2,565,000	7.875%, 7/15/2020[g]	2,876,006
	Pernod-Ricard SA
4,850,000	2.950%, 1/15/2017[g]	4,909,393
	Roche Holdings, Inc.
3,210,000	6.000%, 3/1/2019[g]	3,992,739
	SABMiller Holdings, Inc.
1,615,000	2.450%, 1/15/2017[g]	1,664,642
3,225,000	3.750%, 1/15/2022[g]	3,429,636
	Safeway, Inc.
1,610,000	5.000%, 8/15/2019	1,665,382
	Teva Pharmaceutical Finance IV BV
4,225,000	3.650%, 11/10/2021	4,443,762
	Tyson Foods, Inc.
3,940,000	6.850%, 4/1/2016	4,506,375
1,285,000	4.500%, 6/15/2022	1,323,550

	Total	131,363,751

Energy (10.0%)
	Anadarko Petroleum Corporation
3,400,000	6.375%, 9/15/2017	3,949,556
1,940,000	6.450%, 9/15/2036	2,242,890
	BP Capital Markets plc
3,250,000	2.248%, 11/1/2016	3,347,068
3,525,000	4.500%, 10/1/2020	3,968,572
1,930,000	3.245%, 5/6/2022	1,998,303
	Canadian Natural Resources, Ltd.
2,275,000	3.450%, 11/15/2021	2,357,958
	Canadian Oil Sands, Ltd.
2,600,000	4.500%, 4/1/2022[g]	2,695,358
	CenterPoint Energy Resources Corporation
6,850,000	6.125%, 11/1/2017	8,016,274
	CNPC HK Overseas Capital, Ltd.
2,870,000	5.950%, 4/28/2041[g]	3,489,685
	Concho Resources, Inc.
1,280,000	6.500%, 1/15/2022	1,331,200
	Devon Energy Corporation
2,575,000	1.875%, 5/15/2017	2,575,453
	El Paso Pipeline Partners Operating Company, LLC
1,290,000	5.000%, 10/1/2021	1,395,687
	Enbridge Energy Partners, LP
950,000	5.200%, 3/15/2020	1,076,557
3,800,000	8.050%, 10/1/2037	4,116,817
	Energy Transfer Partners, LP
5,120,000	6.700%, 7/1/2018	5,872,906
	Enterprise Products Operating, LLC
2,070,000	6.300%, 9/15/2017	2,470,783
1,930,000	6.650%, 4/15/2018	2,316,789
	EQT Corporation
1,300,000	8.125%, 6/1/2019	1,559,042
	Gazprom OAO Via Gaz Capital SA
3,250,000	4.950%, 5/23/2016[g]	3,365,342
	Inergy, LP
630,000	6.875%, 8/1/2021	630,000
	Key Energy Services, Inc.
2,075,000	6.750%, 3/1/2021	2,023,125
	Kinder Morgan Energy Partners, LP
1,290,000	6.850%, 2/15/2020	1,548,809
3,100,000	5.800%, 3/1/2021	3,536,325
1,290,000	3.950%, 9/1/2022	1,306,914
	Linn Energy, LLC
3,250,000	7.750%, 2/1/2021	3,396,250
	Marathon Oil Corporation
2,364,000	5.900%, 3/15/2018	2,767,376
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
1,300,000	6.250%, 6/15/2022	1,339,000
	Nabors Industries, Inc.
2,575,000	4.625%, 9/15/2021	2,675,546
	Newfield Exploration Company
1,290,000	6.625%, 4/15/2016	1,322,250
710,000	5.750%, 1/30/2022	741,950
1,125,000	5.625%, 7/1/2024	1,150,313
	Nexen, Inc.
1,910,000	7.400%, 5/1/2028	2,248,185
	Noble Energy, Inc.
3,100,000	8.250%, 3/1/2019	3,963,055
1,270,000	6.000%, 3/1/2041	1,450,109
	ONEOK Partners, LP
3,250,000	6.850%, 10/15/2037	3,871,559
	Petrobras International Finance Company
4,800,000	5.375%, 1/27/2021	5,173,301
	Phillips 66
1,300,000	4.300%, 4/1/2022[g]	1,367,557
	Pioneer Natural Resources Company
2,500,000	6.875%, 5/1/2018	2,942,088
770,000	3.950%, 7/15/2022	771,863
	Plains All American Pipeline, LP
3,150,000	6.500%, 5/1/2018	3,779,298
	Plains Exploration & Production Company
1,870,000	8.625%, 10/15/2019	2,064,012
	QEP Resources, Inc.
1,940,000	5.375%, 10/1/2022	1,944,850
	Rowan Companies, Inc.
4,450,000	5.000%, 9/1/2017	4,790,238
2,125,000	4.875%, 6/1/2022	2,143,692
	Samson Investment Company
1,290,000	9.750%, 2/15/2020[g]	1,283,550
	SandRidge Energy, Inc.
950,000	7.500%, 3/15/2021	938,125
	Southwestern Energy Company
2,750,000	4.100%, 3/15/2022[g]	2,787,232
	Spectra Energy Partners, LP
3,200,000	4.600%, 6/15/2021	3,380,090

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.8%)	Value
Energy (10.0%) - continued
	Suncor Energy, Inc.
$ 4,710,000	6.100%, 6/1/2018	$5,578,345
1,940,000	6.850%, 6/1/2039	2,438,192
	Transocean, Inc.
2,200,000	5.050%, 12/15/2016	2,386,217
1,920,000	7.375%, 4/15/2018	2,256,478
	Valero Energy Corporation
3,125,000	6.125%, 2/1/2020	3,607,994
	Weatherford International, Inc.
2,245,000	6.350%, 6/15/2017	2,592,513
	Weatherford International, Ltd.
4,500,000	6.000%, 3/15/2018	5,130,571
800,000	4.500%, 4/15/2022	819,923
	Woodside Finance, Ltd.
3,125,000	4.500%, 11/10/2014[g]	3,305,706

	Total	153,598,841

Financials (25.5%)
	Abbey National Capital Trust I
1,890,000	8.963%, 12/29/2049[i]	1,814,400
	Aegon NV
2,600,000	2.248%, 7/29/2049[d,i]	1,197,820
	Ally Financial, Inc.
1,900,000	4.500%, 2/11/2014	1,926,125
3,215,000	4.625%, 6/26/2015	3,234,917
1,290,000	5.500%, 2/15/2017	1,310,306
	American Express Credit Corporation
5,175,000	2.800%, 9/19/2016	5,398,379
3,225,000	2.375%, 3/24/2017	3,305,406
	American International Group, Inc.
3,225,000	4.250%, 9/15/2014	3,342,164
1,950,000	3.800%, 3/22/2017	1,987,810
3,000,000	6.400%, 12/15/2020	3,394,431
	Associated Banc Corporation
3,180,000	5.125%, 3/28/2016	3,403,672
	Associates Corporation of North America
3,800,000	6.950%, 11/1/2018	4,284,538
	AXA SA
2,580,000	8.600%, 12/15/2030	2,759,643
	Axis Specialty Finance, LLC
3,250,000	5.875%, 6/1/2020	3,519,643
	Banco do Brasil SA
2,555,000	5.875%, 1/26/2022[g]	2,622,196
1,950,000	9.250%, 10/31/2049[f,g,i]	2,162,160
	Bank of America Corporation
2,580,000	5.625%, 10/14/2016	2,741,926
3,300,000	5.750%, 12/1/2017	3,521,747
3,880,000	7.625%, 6/1/2019	4,562,418
1,940,000	5.875%, 1/5/2021	2,118,106
660,000	5.700%, 1/24/2022	726,854
1,950,000	5.875%, 2/7/2042	2,135,991
	Bank of Nova Scotia
3,855,000	2.150%, 8/3/2016[g]	4,006,417
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
3,235,000	2.350%, 2/23/2017[g]	3,306,325
	Barclays Bank plc
5,000,000	2.500%, 9/21/2015[f,g]	5,103,500
	BB&T Capital Trust IV
3,220,000	6.820%, 6/12/2057	3,240,125
	Bear Stearns Companies, LLC
2,100,000	4.650%, 7/2/2018	2,210,825
	Berkshire Hathaway, Inc.
3,215,000	3.750%, 8/15/2021	3,429,701
	Boston Properties, LP
3,750,000	5.875%, 10/15/2019	4,322,828
	Capital One Capital IV
1,930,000	6.745%, 2/17/2037	1,930,000
	Capital One Financial Corporation
3,850,000	2.150%, 3/23/2015	3,880,011
1,500,000	6.150%, 9/1/2016	1,676,959
3,210,000	4.750%, 7/15/2021	3,502,688
	Cigna Corporation
3,220,000	4.000%, 2/15/2022	3,358,038
	CIT Group, Inc.
950,000	5.250%, 4/1/2014[g]	983,250
1,820,000	5.250%, 3/15/2018	1,879,150
1,300,000	5.500%, 2/15/2019[g]	1,335,750
	Citigroup, Inc.
3,125,000	6.010%, 1/15/2015	3,357,572
4,800,000	4.750%, 5/19/2015	5,038,277
2,700,000	6.125%, 5/15/2018	3,014,750
2,550,000	8.500%, 5/22/2019	3,149,329
1,925,000	4.500%, 1/14/2022	1,989,782
	CNA Financial Corporation
3,775,000	7.350%, 11/15/2019	4,465,893
1,300,000	5.875%, 8/15/2020	1,429,550
	CommonWealth REIT
3,150,000	6.250%, 8/15/2016	3,324,041
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,915,000	5.250%, 5/24/2041	2,062,323
1,290,000	11.000%, 12/29/2049[g,i]	1,622,820
	Credit Suisse of New York, Convertible
1,280,000	0.500%, 6/22/2018[j]	1,245,440
	DDR Corporation
965,000	4.625%, 7/15/2022	952,383
	Discover Bank
1,875,000	8.700%, 11/18/2019	2,329,496
2,200,000	7.000%, 4/15/2020	2,560,516
	DnB NOR Boligkreditt
4,400,000	2.900%, 3/29/2016[g]	4,569,070
	Eksportfinans ASA
3,250,000	2.375%, 5/25/2016	2,888,831
	Fairfax Financial Holdings, Ltd.
2,875,000	5.800%, 5/15/2021[g]	2,814,455
	Fifth Third Bancorp
3,210,000	0.888%, 12/20/2016[d]	2,959,065
2,800,000	5.450%, 1/15/2017	3,062,203
	Fifth Third Capital Trust IV
1,950,000	6.500%, 4/15/2067	1,937,813
	GE Capital Trust I
4,500,000	6.375%, 11/15/2067	4,629,375
	General Electric Capital Corporation
3,225,000	3.800%, 6/18/2019[g]	3,254,225
1,900,000	6.000%, 8/7/2019	2,223,144

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.8%)	Value
Financials (25.5%) - continued
$ 1,600,000	5.300%, 2/11/2021	$1,795,811
1,550,000	6.750%, 3/15/2032	1,919,184
3,200,000	7.125%, 12/15/2049[i]	3,380,672
	Goldman Sachs Group, Inc.
3,250,000	6.250%, 9/1/2017	3,533,624
2,850,000	5.950%, 1/18/2018	3,050,321
3,250,000	5.250%, 7/27/2021	3,301,408
1,260,000	6.750%, 10/1/2037	1,234,867
	HCP, Inc.
800,000	3.750%, 2/1/2019	798,596
	Health Care Property Investors, Inc.
3,100,000	5.625%, 5/1/2017	3,422,952
	Health Care REIT, Inc.
3,200,000	6.125%, 4/15/2020	3,562,234
3,150,000	4.950%, 1/15/2021	3,304,016
	HSBC Holdings plc
2,600,000	4.000%, 3/30/2022	2,699,835
	HSBC USA, Inc.
1,900,000	5.000%, 9/27/2020	1,930,607
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,337,133
	Icahn Enterprises, LP
1,290,000	7.750%, 1/15/2016	1,356,112
660,000	8.000%, 1/15/2018	701,250
	International Lease Finance Corporation
1,950,000	4.875%, 4/1/2015	1,959,651
1,600,000	5.750%, 5/15/2016	1,623,331
1,875,000	6.750%, 9/1/2016[g]	2,015,625
	J.P. Morgan Chase & Company
1,600,000	3.150%, 7/5/2016	1,645,446
3,150,000	5.500%, 10/15/2040	3,474,935
	J.P. Morgan Chase Bank NA
3,215,000	5.875%, 6/13/2016	3,525,707
2,580,000	6.000%, 10/1/2017	2,888,625
	J.P. Morgan Chase Capital XXV
3,100,000	6.800%, 10/1/2037	3,099,984
	Kilroy Realty, LP
2,565,000	4.800%, 7/15/2018	2,695,825
	Liberty Mutual Group, Inc.
1,285,000	4.950%, 5/1/2022[g]	1,277,027
	Liberty Property, LP
2,840,000	5.500%, 12/15/2016	3,149,407
1,875,000	4.750%, 10/1/2020	1,995,388
	Merrill Lynch & Company, Inc.
3,050,000	6.875%, 4/25/2018	3,412,755
3,000,000	7.750%, 5/14/2038	3,421,968
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[g]	777,000
	MetLife Capital Trust X
2,250,000	9.250%, 4/8/2038[g]	2,756,250
	Mizuho Corporate Bank, Ltd.
3,225,000	2.550%, 3/17/2017[g]	3,272,053
	Morgan Stanley
2,580,000	5.375%, 10/15/2015	2,637,325
3,730,000	6.625%, 4/1/2018	3,899,969
1,900,000	5.625%, 9/23/2019	1,880,430
3,400,000	5.500%, 1/26/2020	3,330,028
	MUFG Capital Finance 1, Ltd.
3,230,000	6.346%, 7/29/2049[i]	3,472,082
	Murray Street Investment Trust I
2,600,000	4.647%, 3/9/2017	2,605,015
	National Bank of Canada
3,890,000	2.200%, 10/19/2016[g]	4,056,893
	National City Bank
1,830,000	5.800%, 6/7/2017	2,083,371
	Nationwide Building Society
2,400,000	6.250%, 2/25/2020[g]	2,588,957
	Nordea Bank AB
3,170,000	4.875%, 5/13/2021[g]	3,088,648
	Omega Healthcare Investors, Inc.
1,680,000	5.875%, 3/15/2024[g]	1,680,000
	ORIX Corporation
4,450,000	5.000%, 1/12/2016	4,661,455
	Preferred Term Securities XXIII, Ltd.
4,593,405	0.668%, 12/22/2036[d,h]	2,411,537
	ProLogis, LP
2,550,000	6.250%, 3/15/2017	2,898,287
1,930,000	6.875%, 3/15/2020	2,308,363
	Prudential Financial, Inc.
1,250,000	6.200%, 1/15/2015	1,372,145
3,125,000	5.375%, 6/21/2020	3,458,078
1,120,000	5.700%, 12/14/2036	1,145,764
1,425,000	6.200%, 11/15/2040	1,554,927
	QBE Capital Funding III, Ltd.
2,240,000	7.250%, 5/24/2041[g]	2,021,428
	Rabobank Capital Funding Trust II
2,126,000	5.260%, 12/29/2049[g,i]	2,030,245
	Regions Financial Corporation
3,175,000	5.750%, 6/15/2015	3,333,750
	Reinsurance Group of America, Inc.
1,855,000	5.625%, 3/15/2017	2,022,419
1,930,000	6.450%, 11/15/2019	2,189,334
	Royal Bank of Scotland plc
2,500,000	4.875%, 3/16/2015	2,586,870
	Simon Property Group, LP
2,280,000	5.750%, 12/1/2015	2,547,453
1,250,000	10.350%, 4/1/2019	1,753,507
2,000,000	5.650%, 2/1/2020	2,332,996
	SLM Corporation
1,910,000	5.000%, 10/1/2013	1,967,300
3,300,000	5.375%, 5/15/2014	3,415,378
3,670,000	6.250%, 1/25/2016	3,853,500
3,555,000	6.000%, 1/25/2017	3,672,407
	SunTrust Banks, Inc.
3,220,000	3.600%, 4/15/2016	3,343,561
	Swiss RE Capital I, LP
4,200,000	6.854%, 5/29/2049[g,i]	3,869,137
	TD Ameritrade Holding Corporation
3,775,000	5.600%, 12/1/2019	4,290,733
	U.S. Bank National Association
3,200,000	3.778%, 4/29/2020	3,343,277
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,605,950
	UnitedHealth Group, Inc.
2,500,000	6.500%, 6/15/2037	3,314,560

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.8%)	Value
Financials (25.5%) - continued
	Unum Group
$ 2,500,000	7.125%, 9/30/2016	$2,883,425
	Wachovia Corporation
2,500,000	5.250%, 8/1/2014	2,666,927
	WEA Finance, LLC
1,940,000	5.700%, 10/1/2016[g]	2,134,681
2,790,000	7.125%, 4/15/2018[g]	3,304,934
	WellPoint, Inc.
3,215,000	3.700%, 8/15/2021	3,394,114
	Wells Fargo & Company
2,520,000	2.625%, 12/15/2016	2,589,786
1,865,000	4.600%, 4/1/2021	2,080,665
3,220,000	7.980%, 2/28/2049[i]	3,533,950
	Willis North America, Inc.
3,500,000	6.200%, 3/28/2017	3,937,549
1,900,000	7.000%, 9/29/2019	2,201,813
	ZFS Finance USA Trust II
2,500,000	6.450%, 12/15/2065[f,g]	2,500,000

	Total	389,691,094

Foreign Government (5.0%)
	Brazil Government International Bond
1,930,000	4.875%, 1/22/2021	2,232,045
	Canada Government International Bond
3,875,000	0.875%, 2/14/2017	3,894,960
	Chile Government International Bond
4,520,000	3.250%, 9/14/2021	4,791,200
	Corporacion Andina de Fomento
1,968,000	4.375%, 6/15/2022	2,010,178
	Export-Import Bank of Korea
2,580,000	4.375%, 9/15/2021	2,733,144
	Hydro Quebec
3,200,000	2.000%, 6/30/2016	3,312,906
	Korea Development Bank
2,500,000	4.375%, 8/10/2015	2,664,760
	Mexico Government International Bond
3,150,000	5.125%, 1/15/2020	3,693,375
2,230,000	6.050%, 1/11/2040	2,876,700
	Peru Government International Bond
1,290,000	5.625%, 11/18/2050	1,564,125
	Province of British Columbia
3,830,000	2.100%, 5/18/2016	4,012,434
1,450,000	1.200%, 4/25/2017	1,464,175
3,250,000	2.650%, 9/22/2021	3,440,937
	Province of Manitoba
4,515,000	1.300%, 4/3/2017	4,579,456
	Province of New Brunswick
3,850,000	2.750%, 6/15/2018	4,129,633
	Province of Ontario
6,800,000	2.300%, 5/10/2016	7,094,121
3,230,000	1.600%, 9/21/2016	3,288,201
8,680,000	3.000%, 7/16/2018	9,322,468
	Province of Quebec
3,230,000	5.125%, 11/14/2016	3,772,556
4,507,000	2.750%, 8/25/2021	4,661,937
	Russia Government International Bond
1,950,000	3.250%, 4/4/2017[g]	1,962,168

	Total	77,501,479

Mortgage-Backed Securities (5.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
18,085,000	3.000%, 7/1/2027[c]	18,907,307
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
11,375,000	3.000%, 7/1/2027[c]	11,917,087
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
11,000,000	3.500%, 7/1/2042[c]	11,562,034
13,200,000	4.000%, 7/1/2042[c]	14,047,691
26,075,000	5.500%, 7/1/2042[c]	28,442,114

	Total	84,876,233

Technology (1.4%)
	CA, Inc.
3,075,000	5.375%, 12/1/2019	3,460,974
	Equinix, Inc.
1,800,000	8.125%, 3/1/2018	1,993,500
640,000	7.000%, 7/15/2021	704,000
	Hewlett-Packard Company
3,200,000	2.650%, 6/1/2016	3,271,555
1,300,000	2.600%, 9/15/2017	1,304,944
1,300,000	4.650%, 12/9/2021	1,362,665
	Motorola Solutions, Inc.
4,500,000	3.750%, 5/15/2022	4,437,765
	Seagate HDD Cayman
1,260,000	7.750%, 12/15/2018	1,393,875
	Xerox Corporation
1,250,000	6.400%, 3/15/2016	1,429,470
1,950,000	2.950%, 3/15/2017	1,972,088

	Total	21,330,836

Transportation (1.5%)
	Continental Airlines, Inc.
2,200,000	6.750%, 9/15/2015[g]	2,260,500
1,014,464	7.250%, 11/10/2019	1,148,880
	CSX Corporation
1,293,000	7.900%, 5/1/2017	1,610,201
1,280,000	4.250%, 6/1/2021	1,397,923
1,807,000	6.220%, 4/30/2040	2,228,483
	Delta Air Lines, Inc.
2,382,168	4.950%, 5/23/2019[f]	2,522,239
1,285,000	4.750%, 5/7/2020[c]	1,301,062
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[g]	3,842,127
1,915,000	4.500%, 8/16/2021[g]	2,037,114
	Hertz Corporation
2,570,000	6.750%, 4/15/2019	2,672,800
	Kansas City Southern de Mexico SA de CV
480,000	6.125%, 6/15/2021	528,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.8%)	Value
Transportation (1.5%) - continued
	Navios Maritime Holdings, Inc.
$1,510,000	8.875%, 11/1/2017[f]	$1,521,325
	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
480,000	9.250%, 4/15/2019	441,600

	Total	23,512,254

U.S. Government and Agencies (7.8%)
	Federal Home Loan Mortgage Corporation
4,500,000	1.250%, 5/12/2017	4,559,472
1,950,000	1.750%, 5/30/2019	1,994,499
3,250,000	2.375%, 1/13/2022	3,335,325
	U.S. Treasury Bonds
2,000,000	3.875%, 8/15/2040	2,462,188
1,500,000	4.375%, 5/15/2041	2,003,437
7,760,000	3.125%, 11/15/2041	8,342,000
3,220,000	3.000%, 5/15/2042	3,372,448
	U.S. Treasury Notes
8,400,000	1.000%, 10/31/2016	8,527,966
3,000,000	3.000%, 2/28/2017	3,315,702
3,220,000	1.000%, 3/31/2017	3,264,275
3,190,000	2.875%, 3/31/2018	3,544,887
7,110,000	2.375%, 6/30/2018	7,707,126
5,160,000	3.625%, 2/15/2020	6,069,852
9,500,000	3.500%, 5/15/2020	11,100,161
7,020,000	2.625%, 11/15/2020	7,715,970
7,605,000	3.125%, 5/15/2021	8,657,821
3,860,000	2.125%, 8/15/2021	4,057,223
12,045,000	2.000%, 11/15/2021	12,488,220
	U.S. Treasury Notes, TIPS
4,043,620	0.125%, 4/15/2016	4,208,838
4,567,728	0.125%, 4/15/2017	4,821,808
6,603,605	0.625%, 7/15/2021	7,354,766

	Total	118,903,984

U.S. Municipals (0.5%)
	California General Obligation Bonds (Build America Bonds)
1,280,000	7.950%, 3/1/2036	1,514,547
	Denver, Colorado City & County Airport Revenue Bonds
2,550,000	5.250%, 11/15/2022	2,985,642
	Illinois State General Obligation Bonds
3,175,000	5.877%, 3/1/2019	3,520,758

	Total	8,020,947

Utilities (4.8%)
	AES Corporation
1,565,000	7.750%, 10/15/2015	1,756,712
740,000	7.375%, 7/1/2021[g]	823,250
	Ameren Illinois Company
3,200,000	6.125%, 11/15/2017	3,739,843
	Cleveland Electric Illuminating Company
1,775,000	5.700%, 4/1/2017	1,995,916
	Columbus Southern Power Company
2,400,000	6.050%, 5/1/2018	2,870,230
	Comision Federal de Electricidad
1,125,000	4.875%, 5/26/2021[g]	1,215,000
	Commonwealth Edison Company
1,500,000	6.150%, 9/15/2017	1,816,259
	Dolphin Subsidiary II, Inc.
3,230,000	6.500%, 10/15/2016[g]	3,488,400
	DTE Energy Company
2,500,000	6.375%, 4/15/2033	3,204,950
	Energy Transfer Partners, LP
3,500,000	4.650%, 6/1/2021	3,615,888
1,750,000	5.200%, 2/1/2022	1,874,096
	Enterprise Products Operating, LLC
2,600,000	7.034%, 1/15/2068	2,782,000
	Exelon Generation Company, LLC
1,050,000	5.200%, 10/1/2019	1,148,463
2,500,000	4.000%, 10/1/2020	2,515,597
	Florida Power Corporation
2,000,000	6.400%, 6/15/2038	2,727,664
	ITC Holdings Corporation
3,000,000	5.875%, 9/30/2016[g]	3,447,288
2,600,000	6.050%, 1/31/2018[g]	3,016,757
	Markwest Energy Partners, LP
1,910,000	6.500%, 8/15/2021	1,991,175
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,787,759
	NiSource Finance Corporation
2,800,000	6.400%, 3/15/2018	3,270,674
3,200,000	5.450%, 9/15/2020	3,590,157
	Ohio Edison Company
1,550,000	6.875%, 7/15/2036	1,990,679
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	4,173,796
	PSEG Power, LLC
1,300,000	5.320%, 9/15/2016	1,466,017
	Southern California Edison Company
2,585,000	6.250%, 8/1/2049[f,i]	2,700,291
	Southern Star Central Corporation
1,600,000	6.750%, 3/1/2016	1,616,000
	Southwestern Public Service Company
2,770,000	6.000%, 10/1/2036	3,261,966
	Union Electric Company
2,900,000	6.400%, 6/15/2017	3,479,527

	Total	73,366,354

	Total Long-Term Fixed Income (cost $1,373,032,426)	1,450,794,269

Shares	Preferred Stock (1.0%)
Financials (1.0%)
22,000	Citigroup, Inc., Convertible[k]	1,882,320
359,990	Federal National Mortgage Association, 8.250%[i,l]	586,784
81,250	HSBC Holdings plc, 8.000%[i]	2,208,375

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Shares	Preferred Stock (1.0%)	Value
Financials (1.0%) - continued
168,214	PNC Financial Services Group, Inc., 6.125%[i,l]	$4,432,439
129,063	Royal Bank of Scotland Group plc, 7.250%[i]	2,536,088
65,000	U.S. Bancorp, 6.000%[i]	1,779,700
82,600	U.S. Bancorp, 6.500%[i]	2,360,708

	Total	15,786,414

	Total Preferred Stock (cost $21,241,853)	15,786,414

	Common Stock (0.1%)
Financials (0.1%)
17,331	CIT Group, Inc.[l]	617,677

	Total	617,677

	Total Common Stock (cost $554,987)	617,677

	Collateral Held for Securities Loaned (0.9%)
14,054,913	Thrivent Financial Securities Lending Trust	14,054,913

	Total Collateral Held for Securities Loaned (cost $14,054,913)	14,054,913

Principal Amount	Short-Term Investments (6.1%)[m]
	Federal Home Loan Bank Discount Notes
15,000,000	0.077%, 7/11/2012[n]	14,999,649
6,000,000	0.090%, 7/13/2012[n]	5,999,805
41,999,000	0.065%, 7/18/2012[n]	41,997,635
5,000,000	0.075%, 7/20/2012[n]	4,999,792
5,000,000	0.060%, 7/27/2012[n]	4,999,775
5,000,000	0.095%, 8/17/2012[n]	4,999,367
	Federal Home Loan Mortgage Corporation Discount Notes
15,000,000	0.070%, 7/11/2012[n]	14,999,679
100,000	0.105%, 7/16/2012[n,o]	99,995
	Federal National Mortgage Association Discount Notes
800,000	0.120%, 7/18/2012[n,o]	799,952

	Total Short-Term Investments (at amortized cost)	93,895,649

	Total Investments (cost $1,542,293,505) 105.5%	$1,614,464,577

	Other Assets and Liabilities, Net (5.5%)	(83,754,129)

	Total Net Assets 100.0%	$1,530,710,448

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 29, 2012.
e	All or a portion of the security is insured or guaranteed.
f	All or a portion of the security is on loan.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2012, the value of these investments was $228,014,406 or 14.9% of total net assets.
h	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of June 29, 2012.

Security	Acquisition Date	Cost
JBS Finance II, Ltd.	7/22/2010	$1,232,925
Preferred Term Securities XXIII, Ltd.	9/14/2006	$4,593,405
Wachovia Bank Commercial Mortgage Trust	5/2/2007	$5,200,267

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Denotes equity-linked structured security. This security is linked to the common stock of Berkshire Hathaway, Inc.
k	Comprised of a 79.7% prepaid stock purchase contract for common stock of Citigroup, Inc. and a 20.3% amortizing note. The quarterly payments received consists of return of capital and 6.15% interest on only the portion that is the note.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
o	At June 29, 2012, $899,948 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT - Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

TIPS - Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$96,891,314
Gross unrealized depreciation	(24,733,607)

Net unrealized appreciation (depreciation)	$72,157,707
Cost for federal income tax purposes	$1,542,306,870

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,134,769	—	3,134,769	—
Communications Services	11,367,257	—	11,367,257	—
Consumer Cyclical	4,124,738	—	4,124,738	—
Consumer Non-Cyclical	7,937,826	—	7,937,826	—
Energy	1,585,824	—	1,585,824	—
Financials	1,572,800	—	1,572,800	—
Technology	5,509,145	—	5,509,145	—
Transportation	2,516,624	—	2,516,624	—
Utilities	1,566,672	—	1,566,672	—
Long-Term Fixed Income
Asset-Backed Securities	10,694,371	—	10,694,371	—
Basic Materials	66,786,573	—	66,786,573	—
Capital Goods	39,224,372	—	39,224,372	—
Collateralized Mortgage Obligations	14,440,233	—	14,440,233	—
Commercial Mortgage-Backed Securities	23,213,037	—	23,213,037	—
Communications Services	136,154,424	—	136,154,424	—
Consumer Cyclical	78,115,486	—	78,115,486	—
Consumer Non-Cyclical	131,363,751	—	131,363,751	—
Energy	153,598,841	—	153,598,841	—
Financials	389,691,094	—	386,034,117	3,656,977
Foreign Government	77,501,479	—	77,501,479	—
Mortgage-Backed Securities	84,876,233	—	84,876,233	—
Technology	21,330,836	—	21,330,836	—
Transportation	23,512,254	—	23,512,254	—
U.S. Government and Agencies	118,903,984	—	118,903,984	—
U.S. Municipals	8,020,947	—	8,020,947	—
Utilities	73,366,354	—	73,366,354	—
Preferred Stock
Financials	15,786,414	15,786,414	—	—
Common Stock
Financials	617,677	617,677	—	—
Collateral Held for Securities Loaned	14,054,913	14,054,913	—	—
Short-Term Investments	93,895,649	—	93,895,649	—

Total	$1,614,464,577	$30,459,004	$1,580,348,596	$3,656,977

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	663,792	663,792	—	—

Total Asset Derivatives	$663,792	$663,792	$—	$—

Liability Derivatives
Futures Contracts	1,308,713	1,308,713	—	—
Credit Default Swaps	120,881	—	120,881	—

Total Liability Derivatives	$1,429,594	$1,308,713	$120,881	$—

The significant unobservable inputs used in the fair value measurement of the Long-Term Fixed Income Financials Level 3 securities are market activity, dividends, interest rates, and the implied volatility of any underlying security/index. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	315	September 2012	$69,374,790	$69,359,062	($15,728)
5-Yr. U.S. Treasury Bond Futures	(595)	September 2012	(73,638,735)	(73,761,406)	(122,671)
10-Yr. U.S. Treasury Bond Futures	(1,435)	September 2012	(190,222,811)	(191,393,125)	(1,170,314)
20-Yr. U.S. Treasury Bond Futures	600	September 2012	88,117,458	88,781,250	663,792
Total Futures Contracts					($644,921)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 18, 5 Year, at 5.00%; Bank of America	Buy	6/20/2017	$9,504,000	($455,389)	$334,508	($120,881)
Total Credit Default Swaps					$334,508	($120,881)

1	As the buyer of protection, Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2012, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	663,792
Total Interest Rate Contracts		663,792

Total Asset Derivatives		$663,792

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,308,713
Total Interest Rate Contracts		1,308,713
Credit Contracts
Credit Default Swaps	Receivable/Payable - Swap agreements, at value; Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	120,881
Total Credit Contracts		120,881

Total Liability Derivatives		$1,429,594

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(4,449,992)
Total Interest Rate Contracts		(4,449,992)
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	71,592
Total Credit Contracts		71,592

Total		($4,378,400)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	1,797,648
Total Interest Rate Contracts		1,797,648
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(120,881)
Total Credit Contracts		(120,881)

Total		$1,676,767

The following table presents Income Portfolio’s average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)
Interest Rate Contracts	$422,525,683	28.1%	N/A	N/A
Credit Contracts	N/A	N/A	$10,627,164	0.7%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$27,407,116	$65,002,190	$78,354,393	14,054,913	$14,054,913	$33,826
Total Value and Income Earned	27,407,116				14,054,913	33,826

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (106.9%)	Value
Asset-Backed Securities (2.7%)
	Conseco Financial Corporation
$ 18,356	6.330%, 11/1/2029	$19,499
	Countrywide Home Loans, Inc.
389,520	6.085%, 6/25/2021[a]	273,024
	Credit Based Asset Servicing and Securitization, LLC
372,302	4.624%, 12/25/2036	221,187
	First Horizon ABS Trust
976,293	0.375%, 10/25/2026[a,b]	722,545
900,275	0.405%, 10/25/2034[a,b]	581,317
	GMAC Mortgage Corporation Loan Trust
1,128,129	0.425%, 8/25/2035[a,b]	750,839
1,378,005	0.425%, 12/25/2036[a,b]	978,548
	IndyMac Seconds Asset-Backed Trust
501,870	0.415%, 10/25/2036[a,b]	90,630
	Wachovia Asset Securitization, Inc.
1,146,787	0.385%, 7/25/2037[a,b,c]	822,408

	Total	4,459,997

Basic Materials (0.5%)
	Dow Chemical Company
27,000	7.375%, 11/1/2029	36,122
	Freeport-McMoRan Copper & Gold, Inc.
250,000	3.550%, 3/1/2022	245,969
	Rio Tinto Alcan, Inc.
500,000	5.200%, 1/15/2014	529,276

	Total	811,367

Capital Goods (1.3%)
	Caterpillar Financial Services Corporation
325,000	1.625%, 6/1/2017	326,590
	General Electric Company
600,000	5.000%, 2/1/2013	615,345
	John Deere Capital Corporation
325,000	0.638%, 6/16/2014[b]	325,949
	Republic Services, Inc.
500,000	5.250%, 11/15/2021	574,043
	United Technologies Corporation
275,000	6.050%, 6/1/2036	354,867

	Total	2,196,794

Collateralized Mortgage Obligations (<0.1%)
	Bear Stearns Mortgage Funding Trust
168,264	0.525%, 8/25/2036[b]	47,921

	Total	47,921

Commercial Mortgage-Backed Securities (5.5%)
	Banc of America Commercial Mortgage, Inc.
645,000	5.805%, 6/10/2049	728,700
	Bear Stearns Commercial Mortgage Securities, Inc.
645,784	0.392%, 3/15/2022[b,d]	636,156
	Commercial Mortgage Pass- Through Certificates
2,500,000	0.372%, 12/15/2020[b,d]	2,270,433
500,000	5.306%, 12/10/2046	561,719
	Credit Suisse Mortgage Capital Certificates
1,012,775	0.412%, 10/15/2021[b,d]	947,555
235,000	5.467%, 9/15/2039	260,181
	GE Capital Commercial Mortgage Corporation
336,211	4.641%, 3/10/2040	341,751
	GS Mortgage Securities Corporation II
2,000,000	1.260%, 3/6/2020[b,d]	1,972,894
	LB-UBS Commercial Mortgage Trust
900,000	4.786%, 10/15/2029	963,137
	Morgan Stanley Capital I
500,000	3.224%, 7/15/2049	532,980

	Total	9,215,506

Communications Services (1.5%)
	AT&T, Inc.
300,000	6.400%, 5/15/2038	377,591
	BellSouth Corporation
27,000	6.875%, 10/15/2031	32,809
	CBS Corporation
350,000	7.875%, 9/1/2023	440,014
	CenturyLink, Inc.
250,000	5.800%, 3/15/2022	248,876
	Cox Communications, Inc.
135,000	6.450%, 12/1/2036[d]	154,955
	Crown Castle Towers, LLC
500,000	4.174%, 8/15/2017[d]	528,490
	Time Warner Cable, Inc.
300,000	7.300%, 7/1/2038	385,299
	Verizon Global Funding Corporation
27,000	7.750%, 12/1/2030	38,084
	Vodafone Group plc
350,000	1.625%, 3/20/2017	350,061

	Total	2,556,179

Consumer Cyclical (1.5%)
	California Institute of Technology
325,000	4.700%, 11/1/2111	353,483
	Daimler Finance North America, LLC
27,000	8.500%, 1/18/2031	41,308
	Ford Motor Credit Company, LLC
350,000	3.000%, 6/12/2017	348,072
	FUEL Trust
150,000	4.207%, 4/15/2016[d]	155,757
200,000	3.984%, 6/15/2016[d]	205,982
	Target Corporation
27,000	7.000%, 7/15/2031	37,024
	Time Warner, Inc.
275,000	3.400%, 6/15/2022	277,311
27,000	7.625%, 4/15/2031	34,874

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (106.9%)	Value
Consumer Cyclical (1.5%) - continued
	Wal-Mart Stores, Inc.
$327,000	7.550%, 2/15/2030	$490,100
	Walt Disney Company
500,000	5.625%, 9/15/2016	587,965

	Total	2,531,876

Consumer Non-Cyclical (2.9%)
	AmerisourceBergen Corporation
500,000	4.875%, 11/15/2019	571,785
	Beam, Inc.
300,000	1.875%, 5/15/2017	301,445
	Boston Scientific Corporation
275,000	7.000%, 11/15/2035	343,340
	Bunge Limited Finance Corporation
350,000	3.200%, 6/15/2017	350,775
	Colgate-Palmolive Company
500,000	1.250%, 5/1/2014	506,190
	Diageo Capital plc
300,000	1.500%, 5/11/2017	301,105
	GlaxoSmithKline Capital, Inc.
300,000	6.375%, 5/15/2038	412,521
	Grupo Bimbo SAB de CV
300,000	4.500%, 1/25/2022[d]	319,139
	Kellogg Company
27,000	7.450%, 4/1/2031	36,980
	Kraft Foods, Inc.
300,000	2.250%, 6/5/2017[d]	307,163
	Molson Coors Brewing Company
325,000	2.000%, 5/1/2017	327,971
	Philip Morris International, Inc.
300,000	6.375%, 5/16/2038	401,332
	Wyeth
550,000	6.000%, 2/15/2036	719,336

	Total	4,899,082

Energy (1.6%)
	Anadarko Finance Company
27,000	7.500%, 5/1/2031	33,991
	Cameron International Corporation
200,000	4.500%, 6/1/2021	213,919
	ConocoPhillips Holding Company
27,000	6.950%, 4/15/2029	37,040
	Devon Financing Corporation, ULC
27,000	7.875%, 9/30/2031	38,613
	Energy Transfer Partners, LP
450,000	6.700%, 7/1/2018	516,174
	NiSource Finance Corporation
350,000	3.850%, 2/15/2023	349,662
	Petro-Canada
300,000	6.800%, 5/15/2038	374,450
	Phillips 66
325,000	1.950%, 3/5/2015[d]	327,327
275,000	4.300%, 4/1/2022[d]	289,291
	Valero Energy Corporation
500,000	4.750%, 6/15/2013	517,020

	Total	2,697,487

Financials (8.0%)
	African Development Bank
250,000	6.875%, 10/15/2015	285,955
	AXA SA
27,000	8.600%, 12/15/2030	28,880
	Bank of America Corporation
150,000	5.875%, 2/7/2042	164,307
	Barclays Bank plc
500,000	2.375%, 1/13/2014	501,182
300,000	5.000%, 9/22/2016	325,788
	Bear Stearns Companies, LLC
500,000	4.650%, 7/2/2018	526,387
	Berkshire Hathaway, Inc.
300,000	1.600%, 5/15/2017	302,089
	Chubb Corporation
600,000	6.500%, 5/15/2038	815,561
	Citigroup, Inc.
500,000	1.398%, 4/1/2014[b]	492,000
250,000	4.700%, 5/29/2015	260,977
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
250,000	4.750%, 1/15/2020[d]	271,213
	Credit Suisse AG Guernsey
650,000	1.625%, 3/6/2015[d]	652,295
	Dartmouth College
250,000	3.760%, 6/1/2043	249,088
	General Electric Capital Corporation
475,000	5.875%, 1/14/2038	545,302
	HCP, Inc.
325,000	3.750%, 2/1/2016	337,994
	Health Care REIT, Inc.
450,000	6.125%, 4/15/2020	500,939
	HSBC Finance Corporation
650,000	6.375%, 11/27/2012	663,754
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	343,614
	International Lease Finance Corporation
850,000	5.875%, 5/1/2013	869,125
	J.P. Morgan Chase & Company
250,000	3.450%, 3/1/2016	259,120
	Lloyds TSB Bank plc
350,000	5.800%, 1/13/2020[d]	374,154
	Marsh & McLennan Companies, Inc.
185,000	5.750%, 9/15/2015	205,182
	MassMutual Global Funding II
350,000	2.000%, 4/5/2017[d]	352,039
	MetLife, Inc.
200,000	5.000%, 6/15/2015	219,880
	New York Life Global Funding
750,000	1.300%, 1/12/2015[d]	751,595
	Nordea Bank AB
325,000	3.125%, 3/20/2017[d]	326,387
	Northern Trust Corporation
500,000	3.450%, 11/4/2020	535,899
	Preferred Term Securities XXIII, Ltd.
984,301	0.668%, 12/22/2036[b,c]	516,758
	Prudential Financial, Inc.
275,000	5.700%, 12/14/2036	281,326

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (106.9%)	Value
Financials (8.0%) - continued
	Royal Bank of Canada
$ 500,000	1.166%, 10/30/2014[b]	$503,550
	UBS AG/London
500,000	1.875%, 1/23/2015[d]	504,998
	University of Pennsylvania
325,000	4.674%, 9/1/2112	373,256
	Ventas Realty, LP
175,000	4.250%, 3/1/2022	176,211
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[e,f]	0

	Total	13,516,805

Foreign Government (2.5%)
	Bank Nederlandse Gemeenten NV
500,000	4.375%, 2/16/2021[d]	552,868
	Chile Government International Bond
350,000	3.875%, 8/5/2020	388,500
	Hydro-Quebec
27,000	8.400%, 1/15/2022	39,061
	Nova Scotia Government Notes
250,000	7.250%, 7/27/2013	268,470
	Province of British Columbia
500,000	1.200%, 4/25/2017	504,888
750,000	2.650%, 9/22/2021	794,062
	Province of Manitoba
600,000	1.300%, 4/3/2017	608,566
	Province of New Brunswick
125,000	2.750%, 6/15/2018	134,079
	Quebec Government Notes
400,000	4.875%, 5/5/2014	431,825
400,000	7.500%, 7/15/2023	568,638

	Total	4,290,957

Mortgage-Backed Securities (31.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
279	6.500%, 10/1/2012	282
420	6.500%, 1/1/2013	429
710	6.000%, 9/1/2013	752
338	5.500%, 3/1/2014	364
3,948	6.000%, 4/1/2014	4,183
1,982	7.000%, 10/1/2014	2,084
3,982	6.500%, 3/1/2016	4,213
10,124	6.000%, 6/1/2016	10,908
8,043	6.000%, 9/1/2016	8,666
116,965	7.000%, 6/1/2017	126,876
146,938	5.500%, 12/1/2017	159,374
14,100,000	3.000%, 7/1/2027[g]	14,741,113
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,117	6.500%, 4/1/2024	4,658
3,653	7.000%, 5/1/2024	4,295
1,167	7.500%, 8/1/2025	1,361
13,641	8.500%, 11/1/2025	16,364
1,302	8.000%, 1/1/2026	1,540
1,536	7.000%, 4/1/2027	1,833
2,111	7.500%, 7/1/2027	2,468
4,309	7.000%, 8/1/2027	5,140
2,119	7.500%, 10/1/2027	2,485
2,498	7.000%, 5/1/2028	2,992
14,812	6.000%, 8/1/2028	16,608
5,419	6.500%, 2/1/2029	6,200
9,383	6.000%, 3/1/2029	10,521
8,511	7.500%, 10/1/2029	10,037
3,594	7.500%, 11/1/2029	4,238
5,176	6.500%, 5/1/2031	5,895
21,954	6.000%, 6/1/2031	24,615
6,177	7.000%, 6/1/2031	7,307
6,392	7.000%, 6/1/2031	7,562
17,422	6.000%, 7/1/2031	19,534
6,634	7.000%, 9/1/2031	7,848
9,897	6.500%, 10/1/2031	11,274
22,276	6.000%, 1/1/2032	24,977
96,583	6.000%, 1/1/2032	108,291
14,820	7.000%, 5/1/2032	17,401
104,681	6.500%, 7/1/2032	119,243
112,127	6.500%, 10/1/2032	127,724
144,873	6.000%, 11/1/2032	162,434
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
3	8.000%, 7/1/2012	3
131	6.500%, 12/1/2012	132
819	6.500%, 6/1/2013	836
2,109	6.000%, 12/1/2013	2,245
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
3,439	10.500%, 8/1/2020	3,989
2,442	8.000%, 12/1/2024	2,862
3,254	7.000%, 10/1/2025	3,844
11,040	6.500%, 11/1/2025	12,633
558	8.500%, 12/1/2025	669
2,357	7.500%, 1/1/2026	2,747
3,499	6.500%, 5/1/2026	4,023
2,098	8.000%, 9/1/2026	2,484
4,721	7.500%, 2/1/2027	5,515
3,390	7.000%, 3/1/2027	4,024
4,250	9.000%, 11/1/2027	5,151
1,904	7.000%, 1/1/2028	2,270
35,061	7.500%, 2/1/2028	41,083
2,811	6.000%, 5/1/2028	3,154
1,430	6.500%, 9/1/2028	1,644
9,831	7.000%, 10/1/2028	11,764
23,973	7.500%, 11/1/2028	28,008
5,979	6.500%, 2/1/2029	6,874
18,849	6.000%, 3/1/2029	21,148
9,299	7.000%, 3/1/2029	11,143
23,435	6.500%, 4/1/2029	26,943
2,457	6.500%, 8/1/2029	2,825
6,706	7.500%, 8/1/2029	7,900
6,063	7.000%, 10/1/2029	7,265
6,523	7.500%, 12/1/2029	7,684
4,016	8.000%, 4/1/2030	4,801
1,716	7.500%, 12/1/2030	2,027
24,871	6.000%, 5/1/2031	28,007
96,821	6.500%, 4/1/2032	110,826
70,554	6.500%, 5/1/2032	80,760

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (106.9%)	Value
Mortgage-Backed Securities (31.0%) - continued
$ 63,191	7.000%, 5/1/2032	$74,704
268,010	6.500%, 7/1/2032	306,779
134,275	6.500%, 8/1/2032	153,699
6,300,000	3.500%, 7/1/2042[g]	6,621,892
4,500,000	4.000%, 7/1/2042[g]	4,788,985
21,800,000	5.500%, 7/1/2042[g]	23,779,026
	Government National Mortgage Association 15-Yr. Pass Through
1,556	7.000%, 9/15/2013	1,604
	Government National Mortgage Association 30-Yr. Pass Through
4,581	7.500%, 3/15/2023	5,215
1,499	7.000%, 1/15/2024	1,763
2,337	9.000%, 9/15/2024	2,765
2,503	8.000%, 6/15/2025	2,919
1,767	8.000%, 9/15/2026	2,064
7,596	7.500%, 10/15/2027	8,787
6,075	7.000%, 11/15/2027	7,246
1,504	7.000%, 1/15/2028	1,801
6,083	6.500%, 7/15/2028	7,108
4,130	7.000%, 8/15/2028	4,945
23,177	7.500%, 11/15/2028	26,873
6,768	6.500%, 12/15/2028	7,908
28,179	6.500%, 3/15/2029	32,882
2,849	6.500%, 4/15/2029	3,324
5,451	8.000%, 10/15/2030	6,416
9,701	7.500%, 1/15/2031	11,320
4,572	7.000%, 4/15/2031	5,525
14,540	6.500%, 6/15/2031	16,894
15,525	7.000%, 9/15/2031	18,765
164,267	6.500%, 1/15/2032	190,248
24,725	6.500%, 4/15/2032	28,635

	Total	52,371,464

Technology (0.7%)
	Hewlett-Packard Company
200,000	4.300%, 6/1/2021	206,116
	International Business Machines Corporation
500,000	1.000%, 8/5/2013	502,881
	Xerox Corporation
400,000	4.500%, 5/15/2021	415,084

	Total	1,124,081

Transportation (0.7%)
	Continental Airlines, Inc.
350,000	4.150%, 4/11/2024	344,750
	Delta Air Lines, Inc.
274,865	4.950%, 5/23/2019[h]	291,028
	Union Pacific Corporation
437,000	4.163%, 7/15/2022	486,857

	Total	1,122,635

U.S. Government and Agencies (44.0%)
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,038,831
	Federal Home Loan Banks
1,000,000	3.625%, 5/29/2013	1,030,508
5,000,000	0.390%, 9/16/2013[b]	5,008,890
850,000	4.500%, 9/16/2013	892,923
1,000,000	3.625%, 10/18/2013	1,042,490
1,000,000	1.375%, 5/28/2014	1,020,231
2,990,000	1.000%, 6/21/2017	2,992,195
	Federal Home Loan Mortgage Corporation
500,000	3.750%, 6/28/2013	517,579
1,000,000	5.125%, 11/17/2017	1,211,235
350,000	6.750%, 3/15/2031	537,068
	Federal National Mortgage Association
500,000	5.960%, 9/11/2028	672,686
100,000	6.250%, 5/15/2029	144,004
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	286,268
	Tennessee Valley Authority
250,000	6.000%, 3/15/2013	260,141
350,000	5.250%, 9/15/2039	456,351
	U.S. Treasury Bonds
2,500,000	5.250%, 11/15/2028	3,518,360
500,000	3.500%, 2/15/2039	578,594
4,800,000	3.125%, 11/15/2041	5,160,000
	U.S. Treasury Notes
2,100,000	0.250%, 11/30/2013	2,098,606
2,750,000	2.000%, 11/30/2013	2,816,063
150,000	1.500%, 12/31/2013	152,660
1,500,000	2.250%, 5/31/2014	1,554,609
2,000,000	4.250%, 8/15/2014	2,164,532
3,000,000	2.375%, 8/31/2014	3,130,782
3,945,000	0.250%, 2/15/2015	3,931,129
850,000	1.250%, 10/31/2015	871,184
3,150,000	2.000%, 1/31/2016	3,314,392
4,000,000	2.625%, 2/29/2016	4,304,688
1,500,000	1.000%, 10/31/2016	1,522,851
3,250,000	3.000%, 2/28/2017	3,592,011
2,350,000	0.750%, 6/30/2017	2,352,388
1,000,000	2.250%, 11/30/2017	1,075,000
4,250,000	2.375%, 6/30/2018	4,606,932
7,375,000	1.250%, 4/30/2019	7,456,818
2,925,000	2.000%, 2/15/2022	3,023,491

	Total	74,336,490

U.S. Municipals (0.4%)
	Chicago Metropolitan Water Reclamation District General Obligation Bonds (Build America Bonds)
350,000	5.720%, 12/1/2038	441,952
	Illinois General Obligation Refunding Bonds
300,000	5.000%, 8/1/2017	338,259

	Total	780,211

Utilities (2.1%)
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	497,168

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (106.9%)	Value
Utilities (2.1%) - continued
	Commonwealth Edison Company
$ 275,000	5.900%, 3/15/2036	$356,653
	FirstEnergy Corporation
27,000	7.375%, 11/15/2031	33,892
	Kinder Morgan Energy Partners, LP
300,000	5.300%, 9/15/2020	332,306
	National Rural Utilities Cooperative Finance Corporation
27,000	8.000%, 3/1/2032	39,666
	Oncor Electric Delivery Company
475,000	6.375%, 1/15/2015	525,303
	ONEOK Partners, LP
275,000	6.650%, 10/1/2036	322,916
	Progress Energy, Inc.
400,000	7.000%, 10/30/2031	527,692
	Sempra Energy
325,000	2.300%, 4/1/2017	333,075
	Southern California Edison Company
225,000	5.000%, 1/15/2014	240,154
	Xcel Energy, Inc.
275,000	6.500%, 7/1/2036	372,229

	Total	3,581,054

	Total Long-Term Fixed Income (cost $175,913,669)	180,539,906

Shares	Collateral Held for Securities Loaned (0.2%)
302,258	Thrivent Financial Securities Lending Trust	302,258

	Total Collateral Held for Securities Loaned (cost $302,258)	302,258

Principal Amount	Short-Term Investments (21.4%)[i]
	Federal Home Loan Bank Discount Notes
5,000,000	0.070%, 7/13/2012[j]	4,999,874
17,216,000	0.070%, 7/18/2012[j]	17,215,397
1,000,000	0.060%, 7/20/2012[j]	999,967
10,000,000	0.085%, 8/8/2012[j]	9,999,079
3,000,000	0.100%, 8/17/2012[j]	2,999,600

	Total Short-Term Investments (at amortized cost)	36,213,917

	Total Investments (cost $212,429,844) 128.5%	$217,056,081

	Other Assets and Liabilities, Net (28.5%)	(48,118,898)

	Total Net Assets 100.0%	$168,937,183

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 29, 2012.
c	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Bond Index Portfolio owned as of June 29, 2012.

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd.	9/14/2006	$984,301
Wachovia Asset Securitization, Inc.	3/16/2007	$1,146,787

d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2012, the value of these investments was $11,900,691 or 7.0% of total net assets.
e	Defaulted security. Interest is not being accrued.
f	Security is fair valued.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	All or a portion of the security is on loan.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,336,691
Gross unrealized depreciation	(3,775,433)

Net unrealized appreciation (depreciation)	$4,561,258

Cost for federal income tax purposes	$212,494,823

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Bond Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	4,459,997	—	4,459,997	—
Basic Materials	811,367	—	811,367	—
Capital Goods	2,196,794	—	2,196,794	—
Collateralized Mortgage Obligations	47,921	—	47,921	—
Commercial Mortgage-Backed Securities	9,215,506	—	9,215,506	—
Communications Services	2,556,179	—	2,556,179	—
Consumer Cyclical	2,531,876	—	2,531,876	—
Consumer Non-Cyclical	4,899,082	—	4,899,082	—
Energy	2,697,487	—	2,697,487	—
Financials	13,516,805	—	13,000,047	516,758
Foreign Government	4,290,957	—	4,290,957	—
Mortgage-Backed Securities	52,371,464	—	52,371,464	—
Technology	1,124,081	—	1,124,081	—
Transportation	1,122,635	—	1,122,635	—
U.S. Government and Agencies	74,336,490	—	74,336,490	—
U.S. Municipals	780,211	—	780,211	—
Utilities	3,581,054	—	3,581,054	—
Collateral Held for Securities Loaned	302,258	302,258	—	—
Short-Term Investments	36,213,917	—	36,213,917	—

Total	$217,056,081	$302,258	$216,237,065	$516,758

There are two securities that are classified as Level 3 in the Long-Term Fixed Income Financials line item. The first security has been fair valued worthless. The significant unobservable input used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Financials Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The second Level 3 security is valued at $516,758 and the significant unobservable input used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Financials Level 3 security is the lack of marketability and volatility of benchmark security. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
Thrivent Financial Securities Lending Trust	$4,114,838	$19,785,430	$23,598,010	302,258	$302,258	$1,688
Total Value and Income Earned	4,114,838				302,258	1,688

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Asset-Backed Securities (10.7%)
	Avis Budget Rental Car Funding
$ 5,500,000	2.370%, 11/20/2014[a]	$5,606,942
	Bank of America Auto Trust
965,814	1.390%, 3/15/2014[a]	967,135
	Carrington Mortgage Loan Trust
1,400,000	0.395%, 8/25/2036[b]	476,234
	Chrysler Financial Auto Securitization
517,403	2.820%, 1/15/2016	518,942
	Citibank Omni Master Trust
6,000,000	4.900%, 11/15/2018[a]	6,550,902
	Countrywide Home Loans, Inc.
2,337,117	6.085%, 6/25/2021[c]	1,638,144
	Credit Based Asset Servicing and Securitization, LLC
1,787,051	4.624%, 12/25/2036	1,061,699
	Discover Card Master Trust
9,500,000	0.892%, 9/15/2015[b]	9,536,119
	Enterprise Fleet Financing, LLC
5,784,735	1.430%, 10/20/2016[a]	5,800,418
	First Franklin Mortgage Loan Asset-Backed Certificates
215,069	5.500%, 3/25/2036[d,e]	2
	First Horizon ABS Trust
669,840	0.375%, 9/25/2029[b,c]	506,610
	First National Master Note Trust
7,500,000	1.592%, 7/15/2015[b]	7,495,770
	Fosse Master Issuer plc
6,500,000	1.866%, 10/18/2054[a,b]	6,535,679
	GE Capital Credit Card Master Note Trust
7,000,000	3.690%, 7/15/2015	7,000,000
	GMAC Mortgage Corporation Loan Trust
1,353,755	0.425%, 8/25/2035[b,c]	901,006
2,000,379	5.750%, 10/25/2036[c]	1,454,140
3,215,345	0.425%, 12/25/2036[b,c]	2,283,278
	Montana Higher Education Student Assistance Corporation
5,823,958	0.844%, 9/20/2022[b]	5,837,856
	Mortgage Equity Conversion Asset Trust
5,955,669	0.680%, 1/25/2042[b,d]	4,764,535
5,824,250	0.660%, 2/25/2042[b,d]	4,659,400
	Nissan Auto Receivables Owner Trust
3,493,897	4.740%, 8/17/2015	3,533,472
	Renaissance Home Equity Loan Trust
3,789,024	5.608%, 5/25/2036	2,165,120
1,250,000	5.285%, 1/25/2037	589,940
	Santander Drive Auto Receivables Trust
634,908	0.950%, 8/15/2013	634,968
	SLM Student Loan Trust
10,965,580	0.536%, 4/27/2020[b]	10,906,289
4,542,074	1.342%, 1/18/2022[a,b]	4,549,241
10,332,487	0.536%, 4/25/2022[b]	10,300,766
5,453,087	0.546%, 4/25/2023[b]	5,435,457
3,352,660	0.645%, 3/25/2025[b]	3,357,196
9,502,024	0.765%, 3/25/2026[b]	9,493,111
	USAA Auto Owner Trust
3,086,320	4.770%, 9/15/2014	3,110,806
	Volkswagen Auto Loan Enhanced Trust
449,493	1.310%, 1/20/2014	450,067
	Wachovia Asset Securitization, Inc.
1,433,484	0.385%, 7/25/2037[b,c,d]	1,028,010
	Wachovia Student Loan Trust
6,756,802	0.576%, 7/27/2020[b]	6,724,262
	World Omni Auto Receivables Trust
748,923	1.340%, 12/16/2013	749,687
4,000,000	1.330%, 1/15/2018	4,046,424

	Total	140,669,627

Basic Materials (1.0%)
	ArcelorMittal
2,500,000	9.000%, 2/15/2015	2,809,617
	BHP Billiton Finance USA, Ltd.
4,000,000	0.737%, 2/18/2014[b]	4,013,780
	Dow Chemical Company
2,000,000	2.500%, 2/15/2016	2,054,304
	Freeport-McMoRan Copper & Gold, Inc.
3,000,000	1.400%, 2/13/2015	2,989,758
1,250,000	2.150%, 3/1/2017	1,232,434

	Total	13,099,893

Capital Goods (1.0%)
	CRH America, Inc.
2,000,000	4.125%, 1/15/2016	2,033,082
	Danaher Corporation
2,000,000	0.718%, 6/21/2013[b]	2,006,004
	John Deere Capital Corporation
5,000,000	0.868%, 10/4/2013[b]	5,021,735
	Textron, Inc.
2,700,000	6.200%, 3/15/2015	2,967,227
	United Technologies Corporation
1,000,000	0.967%, 6/1/2015[b]	1,010,677

	Total	13,038,725

Collateralized Mortgage Obligations (4.1%)
	American Home Mortgage Assets Trust
3,266,172	1.067%, 11/25/2046[b]	1,351,212
	Bear Stearns Adjustable Rate Mortgage Trust
1,763,194	2.400%, 10/25/2035[b]	1,537,151
	Countrywide Alternative Loan Trust
1,009,117	5.500%, 11/25/2035	949,746
1,111,187	5.500%, 2/25/2036	831,552
2,012,572	6.000%, 1/25/2037	1,448,972
	Countrywide Home Loans, Inc.
2,436,540	2.730%, 3/20/2036	1,343,822
2,470,305	2.744%, 9/20/2036	1,227,001

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Collateralized Mortgage Obligations (4.1%) - continued
	Deutsche Alt-A Securities, Inc.
$ 4,108,984	0.917%, 4/25/2047[b]	$2,610,047
	Federal National Mortgage Association
8,985,685	2.250%, 6/25/2025	9,233,968
	GSR Mortgage Loan Trust
3,172,539	0.435%, 8/25/2046[b]	2,586,888
	HomeBanc Mortgage Trust
1,961,664	2.591%, 4/25/2037	1,277,436
	Impac CMB Trust
1,011,886	0.765%, 4/25/2035[b]	815,480
723,934	0.885%, 8/25/2035[b]	505,161
	J.P. Morgan Alternative Loan Trust
3,918,720	2.789%, 3/25/2036	2,261,889
	J.P. Morgan Mortgage Trust
577,386	2.747%, 10/25/2036	412,254
	Master Asset Securitization Trust
2,321,881	0.745%, 6/25/2036[b]	1,256,535
	Permanent Master plc
10,000,000	2.067%, 7/15/2042[a,b]	10,055,780
	Residential Accredit Loans, Inc.
1,774,087	3.717%, 9/25/2035	1,078,643
	Wachovia Mortgage Loan Trust, LLC
1,818,472	2.889%, 5/20/2036	1,284,024
	WaMu Mortgage Pass-Through Certificates
1,188,169	0.535%, 10/25/2045[b]	951,246
3,451,829	1.027%, 10/25/2046[b]	2,162,025
3,399,400	0.967%, 12/25/2046[b]	2,013,124
3,628,050	0.887%, 1/25/2047[b]	2,124,952
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,177,035	1.067%, 9/25/2046[b]	1,126,577
4,979,492	0.897%, 2/25/2047[b]	2,171,054
	Wells Fargo Mortgage Backed Securities Trust
526,287	2.622%, 3/25/2036	464,765
1,450,005	2.668%, 3/25/2036	1,225,601

	Total	54,306,905

Commercial Mortgage-Backed Securities (6.7%)
	Bear Stearns Commercial Mortgage Securities, Inc.
5,642,550	5.613%, 6/11/2050	5,803,583
1,033,254	0.392%, 3/15/2022[a,b]	1,017,850
1,206,680	5.854%, 6/11/2040	1,247,932
2,000,000	5.331%, 2/11/2044	2,152,546
	Citigroup Commercial Mortgage Trust
1,250,000	5.889%, 12/10/2049	1,443,205
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,332,154
	Commercial Mortgage Pass-Through Certificates
1,500,000	5.306%, 12/10/2046	1,685,157
	Credit Suisse First Boston Mortgage Securities Corporation
6,013,579	4.691%, 4/15/2037	6,200,336
	Credit Suisse Mortgage Capital Certificates
4,000,000	5.467%, 9/15/2039	4,428,612
	Government National Mortgage Association
5,384,294	2.870%, 3/16/2051	5,566,848
9,517,508	2.164%, 3/16/2033	9,664,525
8,443,798	3.214%, 1/16/2040	8,859,748
	Greenwich Capital Commercial Funding Corporation
3,000,000	5.074%, 1/5/2036	3,073,128
5,500,000	5.224%, 4/10/2037	6,010,631
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
6,500,000	5.429%, 12/12/2043	7,274,774
	LB-UBS Commercial Mortgage Trust
1,102,715	5.303%, 2/15/2040	1,103,110
	Morgan Stanley Capital, Inc.
4,138,205	5.781%, 4/12/2049	4,247,326
	NCUA Guaranteed Notes
5,000,000	2.900%, 10/29/2020	5,331,250
	Network Rail Infrastructure Finance plc
6,000,000	1.500%, 1/13/2014[a,f]	6,086,532
	Wachovia Bank Commercial Mortgage Trust
2,500,000	5.765%, 7/15/2045	2,817,145

	Total	87,346,392

Communications Services (1.7%)
	Alltel Corporation
2,675,000	7.000%, 7/1/2012	2,674,924
	CBS Corporation
2,500,000	8.875%, 5/15/2019	3,305,965
	Crown Castle Towers, LLC
2,500,000	3.214%, 8/15/2015[a]	2,542,512
1,650,000	4.174%, 8/15/2017[a]	1,744,017
	GTP Acquisition Partners I, LLC
2,000,000	4.347%, 6/15/2016[a]	2,093,530
	Qwest Communications International, Inc.
2,000,000	7.125%, 4/1/2018	2,110,000
	SBA Tower Trust
4,500,000	4.254%, 4/15/2015[a]	4,706,186
	Telemar Norte Leste SA
1,000,000	5.500%, 10/23/2020[a]	1,020,000
	Time Warner Cable, Inc.
2,400,000	5.400%, 7/2/2012	2,395,560

	Total	22,592,694

Consumer Cyclical (1.4%)
	American Honda Finance Corporation
5,000,000	1.850%, 9/19/2014[a]	5,063,280

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Consumer Cyclical (1.4%) - continued
	Daimler Finance North America, LLC
$4,000,000	1.071%, 3/28/2014[a,b]	$3,990,528
	Ford Motor Credit Company, LLC
1,000,000	3.000%, 6/12/2017	994,491
	FUEL Trust
2,000,000	4.207%, 4/15/2016[a]	2,076,756
2,300,000	3.984%, 6/15/2016[a]	2,368,791
	Volkswagen International Finance NV
4,000,000	1.625%, 3/22/2015[a]	4,013,856

	Total	18,507,702

Consumer Non-Cyclical (2.6%)
	Anheuser-Busch InBev Worldwide, Inc.
2,500,000	1.016%, 1/27/2014[b]	2,520,395
	Aristotle Holding, Inc.
3,000,000	2.650%, 2/15/2017[a]	3,052,107
	Bunge Limited Finance Corporation
1,500,000	4.100%, 3/15/2016	1,564,131
2,500,000	3.200%, 6/15/2017	2,505,538
	Cargill, Inc.
2,146,000	4.307%, 5/14/2021[a]	2,355,694
	Celgene Corporation
2,500,000	2.450%, 10/15/2015	2,560,788
	Coca-Cola Enterprises, Inc.
3,000,000	2.000%, 8/19/2016	3,029,559
	General Mills, Inc.
2,000,000	0.816%, 5/16/2014[b]	2,003,890
	Kraft Foods, Inc.
2,300,000	2.250%, 6/5/2017[a]	2,354,919
	Lorillard Tobacco Company
2,000,000	3.500%, 8/4/2016	2,084,924
	Molson Coors Brewing Company
1,000,000	2.000%, 5/1/2017	1,009,142
	Quest Diagnostics, Inc.
3,000,000	1.318%, 3/24/2014[b]	3,024,624
	SABMiller Holdings, Inc.
2,500,000	2.450%, 1/15/2017[a]	2,576,845
	Teva Pharmaceutical Finance III BV
3,000,000	0.968%, 3/21/2014[b]	3,005,151

	Total	33,647,707

Energy (1.9%)
	BP Capital Markets plc
4,000,000	1.068%, 3/11/2014[b]	4,027,700
	Cameron International Corporation
3,000,000	1.397%, 6/2/2014[b]	2,995,617
	Cenovus Energy, Inc.
2,000,000	4.500%, 9/15/2014	2,135,466
	Energy Transfer Partners, LP
2,000,000	6.000%, 7/1/2013	2,085,204
	Enterprise Products Operating, LLC
2,857,000	6.300%, 9/15/2017	3,410,158
	International Petroleum Investment Company, Ltd.
2,000,000	3.125%, 11/15/2015[a]	2,062,500
	Nabors Industries, Inc.
1,000,000	4.625%, 9/15/2021	1,039,047
	Rowan Companies, Inc.
1,500,000	5.000%, 9/1/2017	1,614,687
	Schlumberger SA
3,500,000	2.650%, 1/15/2016[a]	3,664,370
	Valero Energy Corporation
650,000	6.125%, 2/1/2020	750,463
	Weatherford International, Ltd.
1,500,000	6.000%, 3/15/2018	1,710,191

	Total	25,495,403

Financials (23.8%)
	ABN Amro Bank NV
5,000,000	2.236%, 1/30/2014[a,b,f]	5,001,870
	Achmea Hypotheekbank NV
6,079,000	3.200%, 11/3/2014[a]	6,341,187
	Ally Financial, Inc.
1,750,000	4.500%, 2/11/2014	1,774,062
	American International Group, Inc.
2,000,000	5.050%, 10/1/2015	2,122,762
	Australia and New Zealand Banking Group, Ltd.
6,500,000	2.400%, 11/23/2016[a]	6,655,422
	Bank Nederlandse Gemeenten NV
6,500,000	1.500%, 3/28/2014[a,f]	6,560,242
	Bank of America Corporation
3,000,000	1.886%, 1/30/2014[b]	2,968,665
2,000,000	5.625%, 10/14/2016	2,125,524
	Bank of Montreal
6,000,000	2.625%, 1/25/2016[a]	6,333,846
	Bank of New York Mellon Corporation
2,500,000	1.317%, 11/24/2014[b]	2,526,672
2,500,000	1.700%, 11/24/2014[f]	2,542,120
	Bank of Nova Scotia
3,000,000	1.250%, 11/7/2014[a]	3,037,590
4,000,000	2.150%, 8/3/2016[a]	4,157,112
	Barclays Bank plc
1,800,000	2.375%, 1/13/2014	1,804,255
6,000,000	2.500%, 9/21/2015[a,f]	6,124,200
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,882,955
2,200,000	4.650%, 7/2/2018	2,316,103
	Berkshire Hathaway Finance Corporation
3,000,000	2.450%, 12/15/2015	3,130,914
	Caisse centrale Desjardins du Quebec
4,000,000	2.550%, 3/24/2016[a]	4,209,816
	Canadian Imperial Bank of Commerce
6,500,000	0.900%, 9/19/2014[a]	6,531,421
	Capital One Financial Corporation
4,000,000	1.617%, 7/15/2014[b]	3,975,012

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Financials (23.8%) - continued
	CDP Financial, Inc.
$6,000,000	3.000%, 11/25/2014[a]	$6,309,354
	Citigroup, Inc.
4,600,000	1.398%, 4/1/2014[b]	4,526,405
	CNA Financial Corporation
3,000,000	6.500%, 8/15/2016	3,375,819
	Commonwealth Bank of Australia
6,700,000	2.500%, 12/10/2012[a]	6,755,811
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3,000,000	3.200%, 3/11/2015[a]	3,088,461
	Credit Agricole Home Loan SFH
6,000,000	1.216%, 7/21/2014[a,b]	5,864,328
	Credit Suisse AG Guernsey
2,000,000	2.600%, 5/27/2016[a]	2,054,738
	Credit Suisse of New York, Convertible
1,600,000	0.500%, 6/22/2018[g]	1,556,800
	Credit Suisse Securities USA, LLC
5,500,000	1.000%, 4/28/2017[h]	5,553,350
	Dexia Credit Local SA
9,500,000	2.750%, 4/29/2014[a]	9,270,480
	DnB NOR Boligkreditt
6,500,000	2.900%, 3/29/2016[a]	6,749,762
	Eksportfinans ASA
2,450,000	2.375%, 5/25/2016	2,177,734
	Fifth Third Bank
4,165,000	0.576%, 5/17/2013[b]	4,149,960
	General Electric Capital Corporation
4,500,000	0.669%, 1/8/2016[b]	4,345,196
	Goldman Sachs Group, Inc., Convertible
85,672	1.000%, 11/9/2012[a,i]	2,578,727
	HCP, Inc.
2,000,000	2.700%, 2/1/2014	2,031,946
	Health Care REIT, Inc.
750,000	6.125%, 4/15/2020	834,899
	HSBC Bank plc
6,000,000	1.625%, 7/7/2014[a,f]	6,048,474
	ING Bank NV
6,500,000	2.500%, 1/14/2016[a]	6,606,158
	International Lease Finance Corporation
1,100,000	8.625%, 9/15/2015	1,215,500
	Irish Life & Permanent plc
8,000,000	3.600%, 1/14/2013[a]	7,752,752
	J.P. Morgan Chase & Company
4,000,000	1.211%, 9/30/2013[b]	4,014,272
	J.P. Morgan Chase Bank NA
1,800,000	5.875%, 6/13/2016	1,973,957
	Landwirtschaftliche Rentenbank
7,000,000	0.668%, 3/15/2016[a,b]	6,985,188
	Lehman Brothers Holdings E-Capital Trust I
3,500,000	1.247%, 8/19/2065[b,j,k]	0
	Lloyds TSB Bank plc
4,000,000	4.375%, 1/12/2015[a]	4,130,912
300,000	6.500%, 9/14/2020[a,f]	295,486
	MassMutual Global Funding II
3,500,000	2.000%, 4/5/2017[a]	3,520,388
	Metropolitan Life Global Funding I
2,680,000	5.125%, 4/10/2013[a]	2,768,628
3,250,000	3.650%, 6/14/2018[a]	3,442,046
	Morgan Stanley
2,000,000	4.200%, 11/20/2014	1,996,966
	National Bank of Canada
3,000,000	1.650%, 1/30/2014[a]	3,051,159
2,750,000	2.200%, 10/19/2016[a]	2,867,983
	NCUA Guaranteed Notes
3,707,384	0.589%, 12/7/2020[b]	3,709,381
	Nederlandse Waterschapsbank NV
6,500,000	1.375%, 5/16/2014[a]	6,539,032
	New York Life Global Funding
6,000,000	3.000%, 5/4/2015[a]	6,310,956
	Nordea Bank AB
2,500,000	3.125%, 3/20/2017[a]	2,510,672
	Private Export Funding Corporation
5,000,000	2.125%, 7/15/2016	5,270,755
	Prudential Financial, Inc.
3,000,000	5.100%, 9/20/2014	3,215,613
2,000,000	6.100%, 6/15/2017	2,281,810
	Rabobank Capital Funding Trust II
1,856,000	5.260%, 12/29/2049[a,l]	1,772,406
	Royal Bank of Canada
5,000,000	1.166%, 10/30/2014[b]	5,035,505
6,500,000	3.125%, 4/14/2015[a]	6,883,780
	SLM Corporation
1,500,000	8.000%, 3/25/2020	1,642,500
	Stadshypotek AB
6,000,000	1.011%, 9/30/2013[a,b]	5,996,310
	State Street Capital Trust III
2,000,000	5.458%, 3/15/2042[b,l]	2,005,560
	Swedbank Hypotek AB
7,000,000	0.911%, 3/28/2014[a,b]	6,986,336
	Toronto-Dominion Bank
4,000,000	0.646%, 7/26/2013[b]	4,008,352
3,000,000	2.200%, 7/29/2015[a]	3,121,914
	U.S. Bank National Association
4,000,000	3.778%, 4/29/2020	4,179,096
	U.S. Central Federal Credit Union
6,500,000	1.900%, 10/19/2012	6,532,754
	UBS AG/London
7,500,000	1.875%, 1/23/2015[a]	7,574,977
	Vestjysk Bank AS
6,500,000	1.018%, 6/17/2013[a,b]	6,520,787
	WEA Finance, LLC/WT Finance Australia, Pty, Ltd.
3,350,000	5.750%, 9/2/2015[a]	3,642,994
	Wells Fargo & Company
4,500,000	2.625%, 12/15/2016	4,624,618

	Total	311,381,497

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Foreign Government (4.4%)
	Bank Nederlandse Gemeenten NV
$5,500,000	1.000%, 11/17/2014[a]	$5,473,765
	Canada Government International Bond
8,500,000	0.875%, 2/14/2017	8,543,783
	Corporacion Andina de Fomento
2,555,000	4.375%, 6/15/2022	2,609,759
	European Investment Bank
6,000,000	1.750%, 3/15/2017	6,083,838
	Hydro Quebec
3,000,000	2.000%, 6/30/2016	3,105,849
	Kommunalbanken AS
6,000,000	2.750%, 5/5/2015[a]	6,300,258
	Kreditanstalt fuer Wiederaufbau
10,000,000	0.253%, 6/17/2013[b]	10,000,750
	Mexico Government International Bond
1,250,000	5.125%, 1/15/2020	1,465,625
	Province of British Columbia
6,500,000	2.100%, 5/18/2016	6,809,614
575,000	2.650%, 9/22/2021	608,781
	Province of Manitoba
5,100,000	1.300%, 4/3/2017	5,172,808
	Province of Ontario
2,000,000	1.600%, 9/21/2016	2,036,038

	Total	58,210,868

Mortgage-Backed Securities (3.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,550,000	3.000%, 7/1/2027[m]	7,893,291
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,683,603	6.500%, 9/1/2037	3,013,300
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
10,650,000	3.000%, 7/1/2027[m]	11,157,537
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
4,002,230	5.826%, 9/1/2037[b]	4,346,530
2,088,277	5.625%, 10/1/2037[b]	2,263,556
10,000,000	5.500%, 7/1/2042[m]	10,907,810

	Total	39,582,024

Technology (0.8%)
	Affiliated Computer Services, Inc.
2,000,000	5.200%, 6/1/2015	2,151,316
	Hewlett-Packard Company
3,000,000	0.867%, 5/30/2014[b]	2,973,657
	Texas Instruments, Inc.
3,000,000	0.647%, 5/15/2013[b,f]	3,009,537
	Xerox Corporation
3,000,000	1.286%, 5/16/2014[b]	2,995,953

	Total	11,130,463

Transportation (1.3%)
	Continental Airlines, Inc.
2,650,000	6.750%, 9/15/2015[a]	2,722,875
3,250,000	4.150%, 4/11/2024	3,201,250
	CSX Corporation
2,500,000	6.250%, 4/1/2015	2,848,278
	Delta Air Lines, Inc.
950,000	4.750%, 5/7/2020[m]	961,875
	Erac USA Finance Company
4,500,000	2.750%, 7/1/2013[a]	4,559,940
	Kansas City Southern de Mexico SA de CV
2,150,000	8.000%, 2/1/2018	2,394,670

	Total	16,688,888

U.S. Government and Agencies (32.1%)
	FDIC Structured Sale Guaranteed Notes
8,000,000	Zero Coupon, 1/7/2013[a]	7,986,400
	Federal Agricultural Mortgage Corporation
8,000,000	1.250%, 12/6/2013	8,094,560
3,500,000	2.000%, 7/27/2016	3,652,071
	Federal Farm Credit Bank
10,000,000	1.375%, 6/25/2013	10,111,230
4,950,000	0.413%, 9/23/2013[b]	4,958,346
	Federal Home Loan Banks
10,000,000	0.390%, 9/16/2013[b]	10,017,780
4,000,000	0.375%, 1/29/2014	4,001,556
28,100,000	1.375%, 5/28/2014	28,668,491
	Federal Home Loan Mortgage Corporation
4,000,000	0.193%, 6/17/2013[b]	4,001,496
	Federal National Mortgage Association
6,500,000	0.500%, 5/27/2015	6,495,281
	U.S. Treasury Bonds
1,750,000	3.125%, 11/15/2041	1,881,250
	U.S. Treasury Bonds, TIPS
4,581,225	0.750%, 2/15/2042	4,805,632
	U.S. Treasury Notes
800,000	2.250%, 5/31/2014	829,125
58,800,000	0.750%, 6/15/2014	59,286,923
28,800,000	0.250%, 2/15/2015	28,698,739
62,200,000	2.000%, 1/31/2016	65,446,094
76,450,000	0.750%, 6/30/2017	76,527,673
8,250,000	2.375%, 6/30/2018	8,942,868
37,320,000	1.250%, 4/30/2019	37,734,028
	U.S. Treasury Notes, TIPS
16,711,200	0.125%, 4/15/2017	17,640,760
15,773,850	1.125%, 1/15/2021	18,152,247
11,891,529	0.125%, 1/15/2022	12,581,797

	Total	420,514,347

Utilities (0.9%)
	National Rural Utilities Cooperative Finance Corporation
2,650,000	5.500%, 7/1/2013	2,780,838
	Northeast Utilities
3,000,000	1.218%, 9/20/2013[b]	3,012,003

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Utilities (0.9%) - continued
	Oncor Electric Delivery Company, LLC
$2,700,000	5.750%, 9/30/2020	$3,046,772
	ONEOK Partners, LP
650,000	8.625%, 3/1/2019	843,518
	Sempra Energy
2,750,000	2.300%, 4/1/2017	2,818,329

	Total	12,501,460

	Total Long-Term Fixed Income (cost $1,286,844,421)	1,278,714,595

Shares	Mutual Funds (1.6%)
Fixed Income Mutual Funds (1.6%)
4,208,125	Thrivent High Yield Fund	20,493,570

	Total	20,493,570

	Total Mutual Funds (cost $15,500,000)	20,493,570

	Preferred Stock (0.5%)
Financials (0.3%)
18,750	Citigroup, Inc., Convertible[n]	1,604,250
148,505	Federal National Mortgage Association, 8.250%[l,o]	242,063
66,000	HSBC Holdings plc, 8.000%[l]	1,793,880

	Total	3,640,193

Utilities (0.2%)
24,375	Southern California Edison Company, 4.580%[l]	2,434,453

	Total	2,434,453

	Total Preferred Stock (cost $8,979,474)	6,074,646

	Collateral Held for Securities Loaned (1.6%)
20,540,900	Thrivent Financial Securities Lending Trust	20,540,900

	Total Collateral Held for Securities Loaned (cost $20,540,900)	20,540,900

Principal Amount	Short-Term Investments (5.5%)[p]
	Chariot Funding, LLC
15,000,000	0.150%, 7/2/2012[a,q]	14,999,875
	Federal Home Loan Bank Discount Notes
9,000,000	0.060%, 7/20/2012[q]	8,999,700
	Federal National Mortgage Association Discount Notes
1,800,000	0.120%, 7/18/2012[q,r]	1,799,892
	Liberty Street Funding, LLC
26,000,000	0.100%, 7/2/2012[a,q]	25,999,856
	Thunder Bay Funding, Inc.
20,001,000	0.080%, 7/2/2012[q]	20,000,911

	Total Short-Term Investments (at amortized cost)	71,800,234

	Total Investments (cost $1,403,665,029) 106.6%	$1,397,623,945

	Other Assets and Liabilities, Net (6.6%)	(86,195,628)

	Total Net Assets 100.0%	$1,311,428,317

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2012, the value of these investments was $363,853,044 or 27.7% of total net assets.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 29, 2012.
c	All or a portion of the security is insured or guaranteed.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of June 29, 2012.

Security	Acquisition Date	Cost
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	$214,738
Mortgage Equity Conversion Asset Trust	2/14/2007	5,824,250
Mortgage Equity Conversion Asset Trust	1/18/2007	5,955,669
Wachovia Asset Securitization, Inc.	3/16/2007	1,433,484

e	Defaulted security. Interest is not being accrued.
f	All or a portion of the security is on loan.
g	Denotes equity-linked structured security. This security is linked to the common stock of Berkshire Hathaway, Inc.
h	Denotes equity-linked structured security. This security is linked to the S&P 500 Index.
i	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
j	Security is fair valued.
k	In bankruptcy. Interest is not being accrued.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
m	Denotes investments purchased on a when-issued or delayed delivery basis.
n	Comprised of a 79.7% prepaid stock purchase contract for common stock of Citigroup, Inc. and a 20.3% amortizing note. The quarterly payments received consists of return of capital and 6.15% interest on only the portion that is the note.
o	Non-income producing security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

p	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
r	At June 29, 2012, $1,799,892 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$30,634,324
Gross unrealized depreciation	(36,948,181)

Net unrealized appreciation (depreciation)	$(6,313,857)
Cost for federal income tax purposes	$1,403,937,802

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	140,669,627	—	131,245,692	9,423,935
Basic Materials	13,099,893	—	13,099,893	—
Capital Goods	13,038,725	—	13,038,725	—
Collateralized Mortgage Obligations	54,306,905	—	54,306,905	—
Commercial Mortgage-Backed Securities	87,346,392	—	82,015,142	5,331,250
Communications Services	22,592,694	—	22,592,694	—
Consumer Cyclical	18,507,702	—	18,507,702	—
Consumer Non-Cyclical	33,647,707	—	33,647,707	—
Energy	25,495,403	—	25,495,403	—
Financials	311,381,497	—	301,692,620	9,688,877
Foreign Government	58,210,868	—	58,210,868	—
Mortgage-Backed Securities	39,582,024	—	39,582,024	—
Technology	11,130,463	—	11,130,463	—
Transportation	16,688,888	—	16,688,888	—
U.S. Government and Agencies	420,514,347	—	420,514,347	—
Utilities	12,501,460	—	12,501,460	—
Mutual Funds
Fixed Income Mutual Funds	20,493,570	20,493,570	—	—
Preferred Stock
Financials	3,640,193	3,640,193	—	—
Utilities	2,434,453	—	2,434,453	—
Collateral Held for Securities Loaned	20,540,900	20,540,900	—	—
Short-Term Investments	71,800,234	—	71,800,234	—

Total	$1,397,623,945	$44,674,663	$1,328,505,220	$24,444,062

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	7,083	7,083	—	—
Credit Default Swaps	263,466	—	263,466	—

Total Asset Derivatives	$270,549	$7,083	$263,466	$—

Liability Derivatives
Futures Contracts	731,116	731,116	—	—
Credit Default Swaps	207,599	—	207,599	—

Total Liability Derivatives	$938,715	$731,116	$207,599	$—

The significant unobservable input used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Asset-Backed Securities is market activity. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Commercial Mortgage-Backed Securities are market activity, spread, and average life. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Financial Securities are dividends, interest (coupon) rates, credit spread of issuer, implied volatility of an underlying security/index, any option values, and lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(55)	September 2012	($12,111,864)	($12,110,313)	$1,551
5-Yr. U.S. Treasury Bond Futures	(1,865)	September 2012	(230,817,212)	(231,201,719)	(384,507)
10-Yr. U.S. Treasury Bond Futures	(425)	September 2012	(56,337,766)	(56,684,375)	(346,609)
20-Yr. U.S. Treasury Bond Futures	5	September 2012	734,312	739,844	5,532
Total Futures Contracts					($724,033)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 18, 5 Year, at 5.00%; Bank of America	Buy	6/20/2017	$11,632,500	($617,023)	$409,424	($207,599)
CDX IG, Series 18, 5 Year, at 1.00%; J.P. Morgan Chase and Co.	Buy	6/20/2017	23,500,000	121,953	141,513	263,466
Total Credit Default Swaps					$550,937	$55,867

1	As the buyer of protection, Limited Maturity Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Limited Maturity Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2012, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$7,083
Total Interest Rate Contracts		7,083
Credit Contracts
Credit Default Swaps	Receivable/Payable - Swap agreements, at value; Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	263,466
Total Credit Contracts		263,466

Total Asset Derivatives		$270,549

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	731,116
Total Interest Rate Contracts		731,116
Credit Contracts
Credit Default Swaps	Receivable/Payable - Swap agreements, at value; Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	207,599
Total Credit Contracts		207,599

Total Liability Derivatives		$938,715

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Options Purchased	Net realized gains/(losses) on Investments	(98,888)
Total Equity Contracts		(98,888)
Interest Rate Contracts
Options Written	Net realized gains/(losses) on Written option contracts	22,537
Futures	Net realized gains/(losses) on Futures contracts	(4,791,244)
Total Interest Rate Contracts		(4,768,707)
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(1,709,029)
Total Credit Contracts		(1,709,029)

Total		($6,576,624)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	1,252,689
Total Interest Rate Contracts		1,252,689
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	786,940
Total Credit Contracts		786,940

Total		$2,039,629

The following table presents Limited Maturity Bond Portfolio’s average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)	Options (Contracts)
Equity Contracts	N/A	N/A	N/A	N/A	41
Interest Rate Contracts	$302,373,902	21.1%	N/A	N/A	N/A
Credit Contracts	N/A	N/A	$34,916,485	2.4%	N/A

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at June 29, 2012	Value June 29, 2012	Income Earned January 1, 2012 - June 29, 2012
High Yield Fund	$19,694,026	$—	$—	4,208,125	$20,493,570	$744,329
Thrivent Financial Securities Lending Trust	88,106,653	227,635,878	295,201,631	20,540,900	20,540,900	68,576
Total Value and Income Earned	107,800,679				41,034,470	812,905

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mortgage Securities Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (102.7%)	Value
Asset-Backed Securities (6.6%)
	Carrington Mortgage Loan Trust
$200,000	0.395%, 8/25/2036[a]	$68,033
	Countrywide Asset-Backed Certificates
195,000	5.859%, 10/25/2046	109,264
	Credit Based Asset Servicing and Securitization, LLC
119,137	4.624%, 12/25/2036	70,780
	First Horizon ABS Trust
390,517	0.375%, 10/25/2026[a,b]	289,018
720,220	0.405%, 10/25/2034[a,b]	465,053
	GMAC Mortgage Corporation Loan Trust
902,503	0.425%, 8/25/2035[a,b]	600,671
	Popular ABS Mortgage Pass- Through Trust
100,000	5.297%, 11/25/2035	59,107
	Renaissance Home Equity Loan Trust
250,000	5.797%, 8/25/2036	105,368
200,000	5.285%, 1/25/2037	94,391
	Wachovia Asset Securitization, Inc.
573,394	0.385%, 7/25/2037[a,b,c]	411,204

	Total	2,272,889

Collateralized Mortgage Obligations (8.2%)
	CitiMortgage Alternative Loan Trust
215,220	5.750%, 4/25/2037	152,263
	Countrywide Alternative Loan Trust
70,450	5.500%, 10/25/2035	61,396
111,119	5.500%, 2/25/2036	83,155
161,006	6.000%, 1/25/2037	115,918
	Federal National Mortgage Association
336,963	2.250%, 6/25/2025	346,274
	GMAC Mortgage Corporation Loan Trust
123,618	4.943%, 9/19/2035	109,538
	GSR Mortgage Loan Trust
54,584	0.435%, 8/25/2046[a]	44,508
	Impac CMB Trust
337,295	0.765%, 4/25/2035[a]	271,827
60,397	0.885%, 8/25/2035[a]	42,145
	J.P. Morgan Alternative Loan Trust
138,857	6.500%, 3/25/2036	95,780
	J.P. Morgan Mortgage Trust
171,128	6.500%, 1/25/2035	170,554
78,419	2.747%, 10/25/2036	55,991
	MLCC Mortgage Investors, Inc.
333,125	0.905%, 8/25/2029[a]	312,471
	Residential Accredit Loans, Inc.
201,399	5.500%, 12/25/2034	199,110
199,585	3.717%, 9/25/2035	121,347
	WaMu Mortgage Pass Through Certificates
93,044	2.561%, 10/25/2036	65,633
	WaMu Mortgage Pass-Through Certificates
61,381	2.499%, 8/25/2046	43,041
	Wells Fargo Mortgage Backed Securities Trust
378,927	2.622%, 3/25/2036	334,631
99,441	2.696%, 4/25/2036	80,498
111,280	6.000%, 7/25/2037	102,816

	Total	2,808,896

Commercial Mortgage-Backed Securities (7.7%)
	Bear Stearns Commercial Mortgage Securities, Inc.
36,200	5.854%, 6/11/2040	37,438
	Commercial Mortgage Pass- Through Certificates
250,000	5.306%, 12/10/2046	280,859
	Credit Suisse First Boston Mortgage Securities
200,000	5.542%, 1/15/2049	215,365
	GE Capital Commercial Mortgage Corporation
128,181	4.641%, 3/10/2040	130,293
	Government National Mortgage Association
259,568	2.164%, 3/16/2033	263,578
	LB-UBS Commercial Mortgage Trust
300,000	4.786%, 10/15/2029	321,046
39,444	5.303%, 2/15/2040	39,458
100,000	5.866%, 9/15/2045	114,624
	Morgan Stanley Capital I
100,000	3.224%, 7/15/2049	106,596
	Morgan Stanley Capital, Inc.
285,000	5.332%, 12/15/2043	323,760
	Wachovia Bank Commercial Mortgage Trust
850,000	0.362%, 9/15/2021[a,c]	795,931

	Total	2,628,948

Mortgage-Backed Securities (75.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
9,280,000	3.000%, 7/1/2027[d]	9,701,950
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
103,482	5.500%, 9/1/2024	113,619
	Federal National Mortgage Association Conventional 20- Yr. Pass Through
703,909	6.000%, 8/1/2024	787,314
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
4,320,000	3.500%, 7/1/2042[d]	4,540,725
2,000,000	4.000%, 7/1/2042[d]	2,128,438

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mortgage Securities Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (102.7%)	Value
Mortgage-Backed Securities (75.5%) - continued
$7,900,000	5.500%, 7/1/2042[d]	$8,617,172

	Total	25,889,218

U.S. Government and Agencies (4.7%)
	U.S. Treasury Notes, TIPS
1,012,800	0.125%, 4/15/2017	1,069,137
508,200	0.125%, 1/15/2022	537,684

	Total	1,606,821

	Total Long-Term Fixed Income (cost $35,949,982)	35,206,772

	Short-Term Investments (60.1%)[e]
	Federal Home Loan Bank Discount Notes
8,500,000	0.110%, 7/20/2012[f]	8,499,480
	Federal National Mortgage Association Discount Notes
100,000	0.120%, 7/18/2012[f,g]	99,994
	Liberty Street Funding, LLC
1,000,000	0.170%, 7/16/2012[f]	999,924
	Old Line Funding, LLC
1,000,000	0.230%, 8/15/2012[f,h]	999,770
	Straight-A Funding, LLC
1,028,000	0.180%, 8/22/2012[f,h]	1,027,728
	Thunder Bay Funding, LLC
1,000,000	0.150%, 7/5/2012[f,h]	999,979
	U.S. Treasury Bills
8,000,000	0.060%, 7/12/2012[f]	7,999,840

	Total Short-Term Investments (at amortized cost)	20,626,715

	Total Investments (cost $56,576,697) 162.8%	$55,833,487

	Other Assets and Liabilities, Net (62.8%)	(21,529,648)

	Total Net Assets 100.0%	$34,303,839

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 29, 2012.
b	All or a portion of the security is insured or guaranteed.
c	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Mortgage Securities Portfolio owned as of June 29, 2012.

Security	Acquisition Date	Cost
Wachovia Asset Securitization, Inc.	3/16/2007	$573,393
Wachovia Bank Commercial Mortgage Trust	2/28/2007	$850,065

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
g	At June 29, 2012, $99,994 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
h	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2012, the value of these investments was $3,027,477 or 8.8% of total net assets.

Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$459,898
Gross unrealized depreciation	(1,203,108)

Net unrealized appreciation (depreciation)	$(743,210)

Cost for federal income tax purposes	$56,576,697

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mortgage Securities Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Mortgage Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	2,272,889	—	2,272,889	—
Collateralized Mortgage Obligations	2,808,896	—	2,808,896	—
Commercial Mortgage-Backed Securities	2,628,948	—	2,628,948	—
Mortgage-Backed Securities	25,889,218	—	25,889,218	—
U.S. Government and Agencies	1,606,821	—	1,606,821	—
Short-Term Investments	20,626,715	—	20,626,715	—

Total	$55,833,487	$—	$55,833,487	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,850	2,850	—	—

Total Asset Derivatives	$2,850	$2,850	$—	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
10-Yr. U.S. Treasury Bond Futures	5	September 2012	$664,025	$666,875	$2,850
Total Futures Contracts					$2,850

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 29, 2012, for Mortgage Securities Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,850
Total Interest Rate Contracts		2,850

Total Asset Derivatives		$2,850

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 29, 2012, for Mortgage Securities Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	20,408
Total Interest Rate Contracts		20,408

Total		$20,408

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mortgage Securities Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 29, 2012, for Mortgage Securities Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(2,838)
Total Interest Rate Contracts		(2,838)

Total		$(2,838)

The following table presents Mortgage Securities Portfolio’s average volume of derivative activity during the period ended June 29, 2012.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)
Interest Rate Contracts	$665,519	2.0%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Asset Backed Commercial Paper (20.7%)[a]	Value
	Chariot Funding, LLC
$4,545,000	0.150%, 7/2/2012[b,c]	$4,544,962
	Dealers Capital Access
1,420,000	0.490%, 9/5/2012[b]	1,418,705
1,420,000	0.500%, 9/14/2012[b]	1,418,501
	Golden Funding Corporation
1,405,000	0.200%, 7/2/2012[b,c]	1,404,984
1,500,000	0.210%, 7/10/2012[b,c]	1,499,913
	Jupiter Securitization Company, LLC
1,500,000	0.320%, 9/21/2012[b,c]	1,498,893
	Liberty Street Funding, LLC
1,410,000	0.150%, 7/5/2012[b,c]	1,409,971
1,405,000	0.160%, 7/18/2012[b,c]	1,404,888
	Nieuw Amsterdam Receivables Corporation
1,420,000	0.200%, 7/20/2012[c]	1,419,842
	Old Line Funding, LLC
1,490,000	0.240%, 7/25/2012[b,c]	1,489,751
1,470,000	0.230%, 8/15/2012[b,c]	1,469,568
1,400,000	0.180%, 8/21/2012[b,c]	1,399,636
	Sydney Capital Corporation
1,405,000	0.250%, 8/13/2012[b,c]	1,404,571
1,420,000	0.300%, 9/14/2012[b,c]	1,419,101
	Thunder Bay Funding, LLC
1,420,000	0.160%, 7/20/2012[b,c]	1,419,874
1,480,000	0.230%, 8/10/2012[b,c]	1,479,613
1,400,000	0.210%, 9/18/2012[b,c]	1,399,347
	Variable Funding Capital Company, LLC
1,400,000	0.170%, 7/26/2012[b,c]	1,399,828

	Total	28,901,948

	Certificate of Deposit (4.5%)[a]
	Bank of Nova Scotia/Houston
780,000	0.547%, 5/10/2013[d]	780,000
	Royal Bank of Canada, New York
1,550,000	0.479%, 7/9/2012[d]	1,550,000
	Toronto-Dominion Bank NY
1,340,000	0.190%, 8/20/2012	1,340,000
885,000	0.486%, 10/19/2012[d]	885,000
	Westpac Banking Corporation of New York
1,645,000	0.526%, 10/24/2012[d]	1,645,000

	Total	6,200,000

	Financial Company Commercial Paper (1.6%)[a]
	Toronto Dominion Holdings
750,000	0.270%, 9/20/2012[b,c]	749,538
	US Bank NA
1,460,000	0.290%, 7/9/2012	1,459,894

	Total	2,209,432

	Government Agency Debt (35.3%)[a]
	Federal Farm Credit Bank
900,000	0.250%, 8/8/2012[b,d]	899,988
1,540,000	0.265%, 8/22/2013[b,d]	1,541,441
1,450,000	0.216%, 8/27/2013[b,d]	1,450,000
800,000	0.211%, 1/13/2014[b,d]	800,132
1,650,000	0.265%, 2/24/2014[b,d]	1,652,095
	Federal Home Loan Bank
1,570,000	0.240%, 1/25/2013[b,d]	1,570,045
1,420,000	0.180%, 12/20/2013[b,d]	1,419,364
	Federal Home Loan Mortgage Corporation
1,130,000	0.290%, 10/12/2012[b,d]	1,130,200
930,000	0.320%, 9/3/2013[b,d]	929,761
1,440,000	0.181%, 9/13/2013[b,d]	1,439,927
1,540,000	0.209%, 11/4/2013[b,d]	1,540,435
	Federal National Mortgage Association
3,570,000	0.320%, 9/13/2012[b,d]	3,570,587
2,000,000	0.273%, 9/17/2012[b,d]	2,000,000
900,000	0.290%, 11/23/2012[b,d]	899,929
1,400,000	0.274%, 12/20/2012[b,d]	1,400,818
850,000	0.390%, 10/28/2013[b,d]	849,885
1,410,000	0.224%, 6/20/2014[b,d]	1,409,437
	Overseas Private Investment Corporation
1,280,000	0.500%, 12/9/2012[b]	1,283,550
5,435,000	0.500%, 12/9/2012[b]	5,450,165
2,115,000	0.500%, 12/9/2012[b]	2,120,902
3,515,000	0.500%, 12/9/2012[b]	3,524,808
	Straight-A Funding, LLC
1,470,000	0.180%, 7/9/2012[b,c]	1,469,934
1,460,000	0.180%, 7/11/2012[b,c]	1,459,920
1,460,000	0.180%, 7/12/2012[b,c]	1,459,912
1,440,000	0.180%, 8/2/2012[b,c]	1,439,762
1,400,000	0.180%, 8/9/2012[b,c]	1,399,720
1,390,000	0.180%, 8/14/2012[b,c]	1,389,687
1,420,000	0.180%, 9/10/2012[b,c]	1,419,489
1,500,000	0.180%, 9/20/2012[b,c]	1,499,385
1,410,000	0.180%, 9/25/2012[b,c]	1,409,387

	Total	49,830,665

Shares	Investment Company (7.5%)
	AIM Investments Institutional Government and Agency Portfolio
15,000	0.030%	15,000
	BlackRock Cash Funds
6,533,000	0.210%	6,533,000
	Dreyfus Institutional Cash Advantage Fund
3,780,000	0.150%	3,780,000
	DWS Money Market Series
150,029	0.150%	150,029

	Total	10,478,029

Principal Amount	Other Commercial Paper (11.7%)[a]
	General Electric Capital Corporation
1,400,000	0.250%, 10/19/2012[b]	1,398,921
	Georgia Transmission Corporation
1,040,000	0.290%, 8/29/2012[c]	1,039,498
	Nestle Australia, Ltd.
1,390,000	0.200%, 9/26/2012[b]	1,389,320

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Principal Amount	Other Commercial Paper (11.7%)[a]	Value
	Nestle Finance International, Ltd.
$1,440,000	0.170%, 8/29/2012[b]	$1,439,592
1,410,000	0.180%, 8/30/2012[b]	1,409,570
	Novartis Finance Corporation
2,500,000	0.110%, 7/2/2012[b,c]	2,499,985
	Novartis Securities Investment, Ltd.
1,500,000	0.130%, 7/2/2012[b,c]	1,499,989
1,500,000	0.180%, 9/12/2012[b,c]	1,499,445
	Reckitt Benckiser Treasury Services plc
1,410,000	0.230%, 9/13/2012[b,c]	1,409,324
	Total Capital Canada, Ltd.
1,420,000	0.180%, 7/19/2012[b,c]	1,419,865
1,390,000	0.170%, 7/26/2012[b,c]	1,389,829

	Total	16,395,338

	Other Note (2.3%)[a]
	General Electric Capital Corporation
1,600,000	0.636%, 7/27/2012[b,d]	1,600,211
1,645,000	0.485%, 8/13/2012[b]	1,650,953

	Total	3,251,164

	Treasury Debt (4.4%)[a]
	U.S. Treasury Bills
1,590,000	0.115%, 8/9/2012[b]	1,589,797
1,535,000	0.130%, 8/23/2012[b]	1,534,700
1,535,000	0.130%, 8/30/2012[b]	1,534,662
1,535,000	0.145%, 9/13/2012[b]	1,534,536

	Total	6,193,695

	Variable Rate Demand Note (11.4%)[a]
	Denver, Colorado Airport System Revenue Bonds
5,200,000	0.170%, 7/6/2012[b,d]	5,200,000
	Douglas County, Nebraska Hospital Authority No. 2 Health Facilities Revenue Refunding Bonds (Children’s Hospital)
1,600,000	0.170%, 7/2/2012[b,d]	1,600,000
	Lancaster County, Nebraska Hospital Authority No. 1 Hospital Revenue Refunding Bonds (BryanLGH Medical Center)
1,890,000	0.170%, 7/6/2012[b,d]	1,890,000
	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
1,940,000	0.170%, 7/6/2012[b,d]	1,940,000
	Overseas Private Investment Corporation
1,724,137	0.180%, 7/5/2012[b,d]	1,724,137
	St. Cloud, Minnesota Health Care Refunding Revenue Bonds (CentraCare Health System)
2,050,000	0.140%, 7/6/2012[b,d]	2,050,000
	Wisconsin State Health & Educational Facilities Authority Revenue Prohealth Care Inc.
1,565,000	0.170%, 7/2/2012[b,d]	1,565,000

	Total	15,969,137

	Total Investments (at amortized cost) 99.4%	$139,429,408

	Other Assets and Liabilities, Net 0.6%	874,765

	Total Net Assets 100.0%	$140,304,173

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 29, 2012, the value of these investments was $50,519,411 or 36.0% of total net assets.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 29, 2012.

Cost for federal income tax purposes	$139,429,408

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Portfolio

Schedule of Investments as of June 29, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 29, 2012, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	28,901,948	—	28,901,948	—
Certificate of Deposit	6,200,000	—	6,200,000	—
Financial Company Commercial Paper	2,209,432	—	2,209,432	—
Government Agency Debt	49,830,665	—	49,830,665	—
Investment Company	10,478,029	10,478,029	—	—
Other Commercial Paper	16,395,338	—	16,395,338	—
Other Note	3,251,164	—	3,251,164	—
Treasury Debt	6,193,695	—	6,193,695	—
Variable Rate Demand Note	15,969,137	—	15,969,137	—

Total	$139,429,408	$10,478,029	$128,951,379	$—

There were no significant transfers between the Levels during the period ended June 29, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

[THIS PAGE INTENTIONALLY LEFT BLANK]

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities

As of June 29, 2012 (unaudited)	Aggressive Allocation Portfolio	Moderately Aggressive Allocation Portfolio	Moderate Allocation Portfolio	Moderately Conservative Allocation Portfolio
Assets
Investments at cost	$630,710,697	$3,082,689,137	$5,086,356,452	$2,706,039,565
Investments in securities at value	288,758,286	1,357,475,572	2,429,352,080	1,477,420,328
Investments in affiliates at value	304,465,306	1,624,662,559	2,595,767,512	1,232,334,573
Investments at Value	593,223,592	2,982,138,131	5,025,119,592	2,709,754,901
Cash	1,565,795	3,146,024	1,991,720	2,021,945
Dividends and interest receivable	307,445	2,291,826	4,640,768	2,937,571
Prepaid expenses	5,132	15,355	22,601	12,619
Receivable for investments sold	8,960,541	34,443,398	80,058,659	30,357,420
Receivable for fund shares sold	8,519	1,186,492	3,244,386	2,103,960
Receivable for variation margin	3,485,206	8,730,518	9,522,339	4,331,293
Total Assets	607,556,230	3,031,951,744	5,124,600,065	2,751,519,709
Liabilities
Accrued expenses	32,198	62,319	82,392	52,973
Payable for investments purchased	13,014,359	131,100,988	401,737,490	304,724,702
Payable upon return of collateral for securities loaned	—	12,639,496	16,771,065	5,844,049
Payable for fund shares redeemed	473,528	718,083	767,317	77,276
Swap agreements, at value	—	—	1,602,853	1,707,387
Payable for variation margin	3,710,690	5,590,712	3,569,787	2,268,501
Payable to affiliate	218,124	908,802	1,425,478	797,006
Mortgage dollar roll deferred revenue	7,528	72,857	208,822	177,547
Total Liabilities	17,456,427	151,093,257	426,165,204	315,649,441
Net Assets
Capital stock (beneficial interest)	617,686,593	2,915,122,693	4,648,006,651	2,377,510,827
Accumulated undistributed net investment income/(loss)	4,309,439	27,516,341	47,881,241	23,224,536
Accumulated undistributed net realized gain/(loss)	5,420,782	32,027,396	50,050,733	23,732,330
Net unrealized appreciation/(depreciation) on:
Investments	10,356,485	36,281,053	40,013,564	16,057,049
Affiliated investments	(47,843,590)	(136,832,059)	(101,250,424)	(12,341,713)
Futures contracts	170,200	6,743,349	13,439,154	7,315,276
Foreign currency transactions	(106)	(286)	(260)	—
Swap agreements	—	—	294,202	371,963
Total Net Assets	$590,099,803	$2,880,858,487	$4,698,434,861	$2,435,870,268
Shares of beneficial interest outstanding	51,811,236	250,091,257	405,281,871	211,345,733
Net asset value per share	$11.39	$11.52	$11.59	$11.53

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities – continued

Partner Technology Portfolio	Partner Healthcare Portfolio		Partner Natural Resources Portfolio	Partner Emerging Markets Portfolio		Real Estate Securities Portfolio	Partner Utilities Portfolio	Partner Small Cap Growth Portfolio

$32,231,668	$16,861,343		$36,347,175	$41,844,695		$126,729,773	$10,839,478	$212,995,580
34,032,247	20,468,683		29,101,153	44,626,772		118,286,780	12,246,916	214,190,422
3,702,075	—		—	1,650,131		—	—	22,565,603
37,734,322	20,468,683		29,101,153	46,276,903		118,286,780	12,246,916	236,756,025
327,796	606,305	(a)	1,222,130	1,115,771	(b)	1,035,463	624,273	8,815,390
10,433	80,222		19,207	77,284		295,898	23,832	70,649
2,589	2,517		2,578	2,636		2,942	2,484	3,396
—	33,196		—	—		1,002,518	—	3,162,989
2,853	33,791		261	3,407		43,364	546	23,017
—	—		—	—		—	—	—
38,077,993	21,224,714		30,345,329	47,476,001		120,666,965	12,898,051	248,831,466

20,058	13,963		13,630	23,861		45,978	13,388	32,281
104,130	63,608		—	—		630,569	—	3,156,399
3,702,075	—		—	1,650,131		—	—	22,565,603
20,240	12,813		3,911	70,114		49,207	2,630	24,265
—	—		—	—		—	—	—
—	—		—	—		—	—	—
26,813	16,143		20,559	40,598		81,029	6,047	149,789
—	—		—	—		—	—	—
3,873,316	106,527		38,100	1,784,704		806,783	22,065	25,928,337

34,168,060	16,983,694		38,406,217	40,976,670		131,549,855	12,283,067	203,027,309
(77,674)	89,855		88,686	388,502		770,767	102,769	(427,736)
(5,388,363)	439,418		(941,652)	(106,864)		(4,017,324)	(917,265)	(3,456,889)
5,502,654	3,607,340		(7,246,022)	4,432,208		(8,442,993)	1,407,438	23,760,445
—	—		—	—		—	—	—
—	—		—	—		—	—	—
—	(2,120)		—	781		(123)	(23)	—
—	—		—	—		—	—	—
$34,204,677	$21,118,187		$30,307,229	$45,691,297		$119,860,182	$12,875,986	$222,903,129
4,797,835	1,664,466		4,628,279	3,848,236		6,891,114	1,436,955	16,906,197
$7.13	$12.69		$6.55	$11.87		$17.39	$8.96	$13.18

(a)	Includes foreign currency holdings of $4,720 (cost $4,738).
(b)	Includes foreign currency holdings of $27,222 (cost $27,017).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities – continued

As of June 29, 2012 (unaudited)	Partner Small Cap Value Portfolio	Small Cap Stock Portfolio	Small Cap Index Portfolio	Mid Cap Growth Portfolio II
Assets
Investments at cost	$218,372,914	$269,890,732	$168,936,879	$15,541,251
Investments in securities at value	254,961,846	256,914,844	190,629,603	16,464,836
Investments in affiliates at value	9,560,205	11,411,700	14,186,996	—
Investments at Value	264,522,051	268,326,544	204,816,599	16,464,836
Cash	642,951	2,038,653	820,900	663,857
Dividends and interest receivable	292,323	214,205	208,427	5,728
Prepaid expenses	3,612	3,685	3,327	2,511
Receivable for investments sold	106,368	—	10,170	71,950
Receivable for fund shares sold	46,452	841	154,722	216
Unrealized gain on forward contracts	—	—	—	—
Receivable for variation margin	—	890,650	26,498	—
Total Assets	265,613,757	271,474,578	206,040,643	17,209,098
Liabilities
Accrued expenses	38,959	54,312	59,457	73,552
Payable for investments purchased	—	121,500	241,928	78,641
Payable upon return of collateral for securities loaned	9,560,205	11,411,700	14,186,996	—
Payable for fund shares redeemed	27,371	240,352	39,050	15,309
Unrealized loss on forward contracts	—	—	—	—
Payable for variation margin	—	—	—	—
Payable to affiliate	166,418	147,489	60,577	14,801
Total Liabilities	9,792,953	11,975,353	14,588,008	182,303
Net Assets
Capital stock (beneficial interest)	211,403,088	288,862,268	154,681,137	15,706,754
Accumulated undistributed net investment income/(loss)	815,977	179,483	955,205	(137,075)
Accumulated undistributed net realized gain/(loss)	(2,547,398)	(29,440,406)	(103,269)	533,531
Net unrealized appreciation/(depreciation) on:
Investments	46,149,137	(1,564,188)	35,879,720	923,585
Futures contracts	—	1,462,068	39,842	—
Foreign currency forward contracts	—	—	—	—
Foreign currency transactions	—	—	—	—
Total Net Assets	$255,820,804	$259,499,225	$191,452,635	$17,026,795
Shares of beneficial interest outstanding	13,183,719	21,198,496	15,344,657	2,028,531
Net asset value per share	$19.40	$12.24	$12.48	$8.39

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities – continued

Mid Cap Growth Portfolio	Partner Mid Cap Value Portfolio	Mid Cap Stock Portfolio	Mid Cap Index Portfolio	Partner Worldwide Allocation Portfolio	Partner International Stock Portfolio	Partner Socially Responsible Stock Portfolio

$312,372,147	$214,168,661	$428,372,445	$69,460,724	$609,503,190	$811,013,957	$7,135,155
346,582,227	228,809,299	473,073,214	80,634,662	566,228,981	710,995,585	7,699,180
8,213,181	2,021,325	6,402,000	2,437,401	33,307,673	29,171,018	—
354,795,408	230,830,624	479,475,214	83,072,063	599,536,654	740,166,603	7,699,180
2,591,295	1,889,836	3,387,737	652,309	12,356,486 (a)	3,620,491 (b)	407,011
119,258	429,468	493,786	86,585	2,486,781	2,594,768	5,483
4,100	3,494	4,646	2,812	5,157	5,899	2,462
1,497,867	1,801,701	1,663,370	772,878	878,251	—	—
84,690	1,644	11,236	13,055	74,016,317	7,149	42
—	—	—	—	178,722	5,675	—
—	—	—	25,168	96,448	—	—
359,092,618	234,956,767	485,035,989	84,624,870	689,554,816	746,400,585	8,114,178

75,485	30,700	61,087	26,149	62,485	309,159	13,766
1,340,734	2,157,638	3,490,652	331,425	797,833	193,261	137,281
8,213,181	2,021,325	6,402,000	2,437,401	33,307,673	29,171,018	—
102,688	695	34,311	135,691	1,446	106,770	7,312
—	—	—	—	108,761	3,553	—
—	—	—	—	66,766	—	—
120,132	143,288	258,364	29,891	400,422	435,801	2,439
9,852,220	4,353,646	10,246,414	2,960,557	34,745,386	30,219,562	160,798

311,404,584	207,807,655	458,535,712	68,673,704	660,152,923	1,025,008,396	7,554,660
133,894	1,015,339	599,785	310,813	9,438,055	14,078,554	(2,105)
(4,721,341)	5,118,164	(35,448,691)	(951,825)	(4,886,733)	(252,065,618)	(163,200)
42,423,261	16,661,963	51,102,769	13,611,339	(9,966,536)	(70,847,354)	564,025
—	—	—	20,282	516	—	—
—	—	—	—	69,961	2,122	—
—	—	—	—	1,244	4,923	—
$349,240,398	$230,603,121	$474,789,575	$81,664,313	$654,809,430	$716,181,023	$7,953,380
18,797,357	17,284,761	39,282,719	7,197,421	84,283,004	77,561,200	714,651
$18.58	$13.34	$12.09	$11.35	$7.77	$9.23	$11.13

(a)	Includes foreign currency holdings of $963,881 (cost $953,232).
(b)	Includes foreign currency holdings of $1,795,759 (cost $1,775,753).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities – continued

As of June 29, 2012 (unaudited)	Partner All Cap Growth Portfolio	Partner All Cap Value Portfolio	Partner All Cap Portfolio	Large Cap Growth Portfolio II
Assets
Investments at cost	$11,418,822	$6,794,119	$48,974,608	$12,334,352
Investments in securities at value	13,039,065	6,413,048	51,058,809	13,016,319
Investments in affiliates at value	—	—	362,240	—
Investments at Value	13,039,065	6,413,048	51,421,049	13,016,319
Cash	713,323	472,128	439,365	175,927
Dividends and interest receivable	9,216	6,795	67,884	9,724
Prepaid expenses	2,495	2,462	2,675	2,493
Receivable for investments sold	—	69,206	729,138	—
Receivable for fund shares sold	474	3,444	18,022	135
Receivable for variation margin	—	—	—	—
Total Assets	13,764,573	6,967,083	52,678,133	13,204,598
Liabilities
Accrued expenses	13,623	14,070	21,550	87,707
Payable for investments purchased	95,218	351,808	695,616	—
Payable upon return of collateral for securities loaned	—	—	362,240	—
Payable for fund shares redeemed	31,722	130	5,217	2,018
Payable to affiliate	7,655	2,075	34,135	13,391
Mortgage dollar roll deferred revenue	—	—	—	—
Total Liabilities	148,218	368,083	1,118,758	103,116
Net Assets
Capital stock (beneficial interest)	12,167,425	7,319,553	60,568,905	12,841,750
Accumulated undistributed net investment income/(loss)	(10,060)	23,317	234,374	(77,827)
Accumulated undistributed net realized gain/(loss)	(161,253)	(362,799)	(11,690,345)	(344,408)
Net unrealized appreciation/(depreciation) on:
Investments	1,620,243	(381,071)	2,446,441	681,967
Futures contracts	—	—	—	—
Foreign currency transactions	—	—	—	—
Total Net Assets	$13,616,355	$6,599,000	$51,559,375	$13,101,482
Shares of beneficial interest outstanding	1,353,576	794,466	5,671,230	2,852,995
Net asset value per share	$10.06	$8.31	$9.09	$4.59

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities – continued

Large Cap Growth Portfolio	Partner Growth Stock Portfolio	Large Cap Value Portfolio	Large Cap Stock Portfolio	Large Cap Index Portfolio	Equity Income Plus Portfolio	Balanced Portfolio

$784,070,386	$33,926,782	$728,764,134	$552,297,194	$245,975,796	$91,939,173	$232,248,302
839,509,594	53,398,097	780,032,663	583,752,764	299,622,110	95,542,058	263,657,379
—	421,880	2,112,000	1,569,400	1,694,368	—	1,045,730
839,509,594	53,819,977	782,144,663	585,322,164	301,316,478	95,542,058	264,703,109

1,151,026	2,236,247	1,191,233	10,251,651	3,366,865	1,574,067	2,279,932
795,454	32,567	1,079,674	644,396	390,251	180,537	609,921
6,414	2,673	6,087	5,198	3,825	2,864	3,534
—	68,076	13,891,014	2,781,501	272,924	—	3,496,363
111,622	47,643	24,856	94	106,796	20,071	6,256
—	—	—	102,000	85,000	36,890	87,271
841,574,110	56,207,183	798,337,527	599,107,004	305,542,139	97,356,487	271,186,386

217,159	22,435	99,848	95,496	89,421	15,689	81,672
—	137,685	9,109,892	1,189,504	506,422	—	27,689,727
—	421,880	2,112,000	1,569,400	1,694,368	—	1,045,730
332,206	6,343	35,352	64,249	134,254	1,758	131,039
280,985	37,643	379,585	309,261	91,249	56,573	76,356
—	—	—	—	—	—	10,538
830,350	625,986	11,736,677	3,227,910	2,515,714	74,020	29,035,062

1,092,158,579	37,187,544	826,707,481	656,365,361	266,213,274	97,481,744	209,097,241
4,679,186	(70,061)	6,851,141	4,013,786	2,641,054	1,054,797	2,250,568
(311,533,213)	(1,429,500)	(100,338,301)	(97,659,299)	(21,279,669)	(4,901,414)	(1,764,672)
55,439,208	19,893,195	53,380,529	33,024,970	55,340,682	3,602,885	32,454,807
—	—	—	134,276	111,084	44,455	113,380
—	19	—	—	—	—	—
$840,743,760	$55,581,197	$786,600,850	$595,879,094	$303,026,425	$97,282,467	$242,151,324
47,450,247	4,304,186	72,321,062	68,917,145	15,937,621	10,401,462	16,453,897
$17.72	$12.91	$10.88	$8.65	$19.01	$9.35	$14.72

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities – continued

As of June 29, 2012 (unaudited)	High Yield Portfolio	Diversified Income Plus Portfolio	Partner Socially Responsible Bond Portfolio	Income Portfolio
Assets
Investments at cost	$878,784,222	$150,160,358	$10,526,216	$1,542,293,505
Investments in securities at value	824,754,130	149,454,961	10,766,233	1,600,409,664
Investments in affiliates at value	74,349,519	4,207,675	—	14,054,913
Investments at Value	899,103,649	153,662,636	10,766,233	1,614,464,577
Cash	803,100	2,580,714	1,421,576	3,949,718
Dividends and interest receivable	14,947,661	1,186,253	78,880	15,190,489
Prepaid expenses	6,025	3,020	2,481	9,017
Receivable for investments sold	—	638,396	33,624	25,680,199
Receivable for fund shares sold	401,955	626,609	—	163,946
Swap agreements, at value	—	—	—	334,508
Receivable for variation margin	—	41,834	—	910,282
Total Assets	915,262,390	158,739,462	12,302,794	1,660,702,736
Liabilities
Accrued expenses	109,611	26,962	13,992	158,149
Payable for investments purchased	5,624,529	4,397,284	95,510	113,956,801
Payable upon return of collateral for securities loaned	74,349,519	4,207,675	—	14,054,913
Payable for fund shares redeemed	182,821	6,856	1,750	127,799
Payable for variation margin	—	141,484	—	1,134,844
Payable to affiliate	279,732	54,386	3,348	513,498
Mortgage dollar roll deferred revenue	—	2,128	—	46,284
Total Liabilities	80,546,212	8,836,775	114,600	129,992,288
Net Assets
Capital stock (beneficial interest)	944,691,106	157,626,680	11,802,873	1,474,185,608
Accumulated undistributed net investment income/(loss)	289,096	3,147,877	105	16,979
Accumulated undistributed net realized gain/(loss)	(130,583,451)	(14,269,682)	145,199	(14,897,409)
Net unrealized appreciation/(depreciation) on:
Investments	20,319,427	3,502,278	240,017	72,171,072
Affiliated investments	—	—	—	—
Futures contracts	—	(104,466)	—	(644,921)
Swap agreements	—	—	—	(120,881)
Total Net Assets	$834,716,178	$149,902,687	$12,188,194	$1,530,710,448
Shares of beneficial interest outstanding	172,090,168	21,999,539	1,140,728	146,792,938
Net asset value per share	$4.85	$6.81	$10.68	$10.43

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities – continued

Bond Index Portfolio	Limited Maturity Bond Portfolio	Mortgage Securities Portfolio	Money Market Portfolio

$212,429,844	$1,403,665,029	$56,576,697	$139,429,408
216,753,823	1,356,589,475	55,833,487	139,429,408
302,258	41,034,470	—	—
217,056,081	1,397,623,945	55,833,487	139,429,408	[a]
3,315,735	26,526,623	3,486,351	2,293
795,408	5,166,169	23,784	37,505
3,155	8,745	2,576	3,086
5,641,360	12,773,516	2,248,906	795,092
232,476	152,687	11,502	112,611
—	550,937	—	—
—	627,546	—	—
227,044,215	1,443,430,168	61,606,606	140,379,995

46,650	125,593	19,288	9,538
57,626,395	110,827,047	27,246,866	—
302,258	20,540,900	—	—
51,815	38,791	1,908	40,135
—	9,375	2,734	—
55,750	442,855	18,060	26,149
24,164	17,290	13,911	—
58,107,032	132,001,851	27,302,767	75,822

161,871,426	1,328,174,795	35,028,319	140,304,173
(1,583)	(144,365)	—	(2,543)
2,441,103	(9,892,863)	15,880	2,543

4,626,237	(11,034,654)	(743,210)	—
—	4,993,570	—	—
—	(724,033)	2,850	—
—	55,867	—	—
$168,937,183	$1,311,428,317	$34,303,839	$140,304,173
15,000,941	133,854,236	3,302,971	140,304,173
$11.26	$9.80	$10.39	$1.00

[a]	Securities held by this fund are valued on the basis of amortized cost, which approximates market value.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations

For the six months ended June 29, 2012 (unaudited)	Aggressive Allocation Portfolio	Moderately Aggressive Allocation Portfolio	Moderate Allocation Portfolio	Moderately Conservative Allocation Portfolio
Investment Income
Dividends	$1,708,174	$5,767,179	$6,708,066	$2,391,650
Interest	528,197	4,504,197	9,655,070	5,852,532
Income from mortgage dollar rolls	171,518	1,484,477	2,493,665	2,507,592
Income from securities loaned	60	49,481	59,997	17,410
Income from affiliated investments	3,391,349	21,397,951	37,172,166	17,040,093
Foreign tax withholding	(12,691)	(37,255)	(43,087)	(14,921)
Total Investment Income	5,786,607	33,166,030	56,045,877	27,794,356
Expenses
Adviser fees	1,329,983	5,379,931	7,731,839	4,247,927
Sub-Adviser fees	—	—	—	—
Administrative service fees	98,708	321,530	484,203	265,733
Audit and legal fees	12,588	29,686	42,178	25,412
Custody fees	33,340	48,541	58,311	42,498
Insurance expenses	3,525	9,883	13,686	7,233
Directors’ fees	6,316	18,396	25,780	15,109
Other expenses	8,466	12,233	13,360	10,084
Total Expenses Before Reimbursement	1,492,926	5,820,200	8,369,357	4,613,996
Less:
Reimbursement from adviser	—	—	—	—
Custody earnings credit	(782)	(907)	(851)	(862)
Total Net Expenses	1,492,144	5,819,293	8,368,506	4,613,134
Net Investment Income/(Loss)	4,294,463	27,346,737	47,677,371	23,181,222
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	5,738,740	29,782,329	35,489,667	13,833,044
Affiliated investments	31,650	(73,116)	(1,391,971)	(271,480)
Futures contracts	1,946,305	10,175,104	22,698,293	16,602,848
Foreign currency transactions	(38,580)	(101,679)	(92,056)	(377)
Swap agreements	28,857	833,223	4,493,266	2,367,793
Change in net unrealized appreciation/(depreciation) on:
Investments	6,108,318	14,534,366	16,835,498	6,377,225
Affiliated investments	11,796,405	62,769,658	92,224,697	34,327,524
Futures contracts	(653,919)	4,554,898	9,685,082	2,331,445
Foreign currency forward contracts	—	—	—	—
Foreign currency transactions	254	648	581	—
Swap agreements	(3,247)	(153,504)	(625,348)	(72,577)
Net Realized and Unrealized Gains/(Losses)	24,954,783	122,321,927	179,317,709	75,495,445
Net Increase/(Decrease) in Net Assets Resulting From Operations	$29,249,246	$149,668,664	$226,995,080	$98,676,667

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations – continued

Partner Technology Portfolio	Partner Healthcare Portfolio	Partner Natural Resources Portfolio	Partner Emerging Markets Portfolio	Real Estate Securities Portfolio	Partner Utilities Portfolio	Partner Small Cap Growth Portfolio

$67,901	$255,727	$271,660	$779,400	$1,335,700	$160,817	$548,282
—	—	—	49	—	—	2,267
—	—	—	—	—	—	—
55,765	—	—	27	—	—	89,194
—	—	—	—	—	—	—
—	(22,602)	(1,991)	(53,696)	(1,562)	—	(1,644)
123,666	233,125	269,669	725,780	1,334,138	160,817	638,099

50,081	28,832	120,136	103,932	451,807	45,011	386,725
75,122	62,469	—	158,782	—	—	665,951
43,339	41,922	43,203	44,379	51,295	41,200	61,053
8,361	8,283	8,399	12,566	8,643	8,233	9,695
5,503	3,236	2,485	27,154	3,026	1,636	14,109
1,781	1,727	1,760	1,777	2,374	1,700	2,314
2,676	1,767	1,767	1,767	5,609	1,766	5,354
3,208	4,020	3,192	7,481	4,394	3,141	4,656
190,071	152,256	180,942	357,838	527,148	102,687	1,149,857

—	(32,048)	(5,791)	(51,013)	—	(48,150)	(105,267)
(194)	(76)	(494)	(324)	(82)	(524)	(664)
189,877	120,132	174,657	306,501	527,066	54,013	1,043,926
(66,211)	112,993	95,012	419,279	807,072	106,804	(405,827)

1,616,202	443,328	(941,652)	(91,565)	1,443,497	(92,150)	8,510,905
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	(3,306)	—	(4,503)	—	—	—
—	—	—	—	—	—	—

2,840,961	2,065,378	(1,963,459)	3,384,124	13,252,527	634,445	4,973,121
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	(176)	—	—	—
—	(1,448)	—	1,719	(27)	(5)	—
—	—	—	—	—	—	—
4,457,163	2,503,952	(2,905,111)	3,289,599	14,695,997	542,290	13,484,026
$4,390,952	$2,616,945	$(2,810,099)	$3,708,878	$15,503,069	$649,094	$13,078,199

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations – continued

For the six months ended June 29, 2012 (unaudited)	Partner Small Cap Value Portfolio	Small Cap Stock Portfolio	Small Cap Index Portfolio	Mid Cap Growth Portfolio II
Investment Income
Dividends	$2,677,137	$1,138,971	$1,359,758	$51,658
Interest	1,606	16,344	314	—
Income from securities loaned	84,295	118,231	83,896	217
Foreign tax withholding	(2,164)	(22,357)	—	(337)
Total Investment Income	2,760,874	1,251,189	1,443,968	51,538
Expenses
Adviser fees	257,056	925,810	339,722	79,501
Sub-Adviser fees	771,169	—	—	—
Administrative service fees	65,705	66,965	59,412	41,766
Audit and legal fees	10,089	10,175	9,586	7,986
Custody fees	8,362	11,658	16,301	2,079
Insurance expenses	2,516	2,581	2,353	1,944
Printing and postage expenses	—	—	—	60,000
Directors’ fees	6,817	8,682	9,171	2,236
Other expenses	4,525	4,045	7,393	3,739
Total Expenses Before Reimbursement	1,126,239	1,029,916	443,938	199,251
Less:
Reimbursement from adviser	—	—	—	(26,500)
Custody earnings credit	(404)	(258)	(258)	(234)
Total Net Expenses	1,125,835	1,029,658	443,680	172,517
Net Investment Income/(Loss)	1,635,039	221,531	1,000,288	(120,979)
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	664,268	6,033,299	4,735,279	512,927
Futures contracts	—	1,697,376	101,646	—
Foreign currency transactions	—	(6,467)	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	9,793,139	(3,091,288)	8,918,542	664,654
Futures contracts	—	1,023,936	(20,026)	—
Foreign currency forward contracts	—	—	—	—
Foreign currency transactions	—	—	—	—
Net Realized and Unrealized Gains/(Losses)	10,457,407	5,656,856	13,735,441	1,177,581
Net Increase/(Decrease) in Net Assets Resulting From Operations	$12,092,446	$5,878,387	$14,735,729	$1,056,602

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations – continued

Mid Cap Growth Portfolio	Partner Mid Cap Value Portfolio	Mid Cap Stock Portfolio	Mid Cap Index Portfolio	Partner Worldwide Allocation Portfolio	Partner International Stock Portfolio	Partner Socially Responsible Stock Portfolio

$1,081,272	$2,010,939	$2,420,181	$525,876	$11,604,001	$18,535,129	$39,922
5,817	1,689	9,531	93	1,715,629	4,296	—
5,091	2,776	48,023	21,746	325,719	797,987	—
(6,958)	(103)	(2,514)	—	(1,100,171)	(1,827,472)	(902)
1,085,222	2,015,301	2,475,221	547,715	12,545,178	17,509,940	39,020

722,796	311,437	1,608,618	144,642	1,079,642	1,741,458	10,575
—	547,651	—	—	1,431,685	1,334,739	17,625
76,140	62,909	87,974	48,265	97,635	113,814	40,705
10,769	9,828	11,669	8,727	17,518	13,533	8,191
7,454	17,585	12,264	7,364	146,834	93,009	3,432
2,919	2,399	3,238	1,963	3,170	4,402	1,688
—	—	—	—	—	246,666	—
13,194	5,502	10,713	3,832	8,500	20,434	1,767
4,276	4,134	4,387	5,785	44,483	21,677	3,218
837,548	961,445	1,738,863	220,578	2,829,467	3,589,732	87,201

—	—	—	—	—	(265,167)	(52,577)
(222)	(321)	(239)	(369)	(2,062)	(428)	(78)
837,326	961,124	1,738,624	220,209	2,827,405	3,324,137	34,546
247,896	1,054,177	736,597	327,506	9,717,773	14,185,803	4,474

23,817,192	9,133,060	23,634,247	1,775,455	(669,329)	(1,436,452)	229,606
—	—	—	251,008	152,537	—	—
—	—	—	—	(151,030)	(257,564)	—

(1,210,926)	6,168,226	1,208,794	3,762,866	15,357,931	13,168,756	323,828
—	—	—	(65,090)	(21,584)	—	—
—	—	—	—	78,433	2,264	—
—	—	—	—	20,460	13,455	—
22,606,266	15,301,286	24,843,041	5,724,239	14,767,418	11,490,459	553,434
$22,854,162	$16,355,463	$25,579,638	$6,051,745	$24,485,191	$25,676,262	$557,908

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations – continued

For the six months ended June 29, 2012 (unaudited)	Partner All Cap Growth Portfolio	Partner All Cap Value Portfolio	Partner All Cap Portfolio	Large Cap Growth Portfolio II
Investment Income
Dividends	$67,526	$61,517	$462,548	$108,074
Interest	—	—	—	—
Income from mortgage dollar rolls	—	—	—	—
Income from securities loaned	—	—	2,593	333
Foreign tax withholding	(2,952)	(203)	(948)	(1,265)
Total Investment Income	64,574	61,314	464,193	107,142
Expenses
Adviser fees	20,492	10,105	92,034	53,966
Sub-Adviser fees	44,400	15,158	157,773	—
Administrative service fees	41,366	40,674	45,259	41,349
Audit and legal fees	8,273	8,192	8,555	7,524
Custody fees	2,467	5,966	16,564	2,529
Insurance expenses	1,708	1,692	1,867	2,364
Printing and postage expenses	—	—	—	63,332
Directors’ fees	1,767	1,766	2,654	1,992
Other expenses	3,387	3,209	3,719	3,998
Total Expenses Before Reimbursement	123,860	86,762	328,425	177,054
Less:
Reimbursement from adviser	(55,389)	(53,662)	(52,591)	(10,119)
Custody earnings credit	(163)	(90)	(119)	(91)
Total Net Expenses	68,308	33,010	275,715	166,844
Net Investment Income/(Loss)	(3,734)	28,304	188,478	(59,702)
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(60,230)	68,991	2,730,520	(344,408)
Written option contracts	—	—	—	—
Futures contracts	—	—	—	—
Foreign currency transactions	—	(8)	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	936,931	88,611	1,284,036	1,550,296
Written option contracts	—	—	—	—
Futures contracts	—	—	—	—
Foreign currency transactions	—	—	—	—
Net Realized and Unrealized Gains/(Losses)	876,701	157,594	4,014,556	1,205,888
Net Increase/(Decrease) in Net Assets Resulting From Operations	$872,967	$185,898	$4,203,034	$1,146,186

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations – continued

Large Cap Growth Portfolio	Partner Growth Stock Portfolio	Large Cap Value Portfolio	Large Cap Stock Portfolio	Large Cap Index Portfolio	Equity Income Plus Portfolio	Balanced Portfolio

$6,749,953	$183,353	$9,985,291	$6,322,494	$3,236,635	$1,265,885	$1,688,338
13,927	—	5,848	10,876	1,831	161,594	918,602
—	—	—	—	—	—	201,468
14,570	27,805	11,041	13,133	11,958	—	6,355
(29,251)	(438)	(71,103)	(47,577)	—	(23,819)	—
6,749,199	210,720	9,931,077	6,298,926	3,250,424	1,403,660	2,814,763

1,703,969	110,551	2,353,679	1,895,644	514,656	305,572	423,678
—	110,551	—	—	—	—	—
125,198	45,527	118,456	99,485	70,189	49,402	64,213
14,202	8,524	14,034	12,554	13,943	8,871	11,855
13,514	12,249	13,372	16,008	14,772	8,409	17,972
4,870	1,882	4,306	3,736	2,753	1,924	2,551
—	—	—	—	—	—	—
33,668	3,177	17,511	15,591	13,532	1,794	11,926
5,633	4,147	5,469	5,305	6,951	4,799	11,409
1,901,054	296,608	2,526,827	2,048,323	636,796	380,771	543,604

—	(27,638)	—	—	—	—	—
(196)	(188)	(289)	(715)	(334)	(659)	(397)
1,900,858	268,782	2,526,538	2,047,608	636,462	380,112	543,207

4,848,341	(58,062)	7,404,539	4,251,318	2,613,962	1,023,548	2,271,556

39,661,690	2,014,018	37,897,880	13,379,244	3,184,993	1,597,805	4,367,380
—	—	—	(50,431)	—	(225,240)	—
—	—	—	(155,618)	245,356	977,041	(20,112)
—	(464)	—	—	—	—	—

44,068,541	4,715,444	4,198,290	26,398,401	20,813,029	3,559,190	10,502,125
—	—	—	7,050	—	89,026	—
—	—	—	93,474	(70,205)	(130,610)	78,407
—	19	—	—	—	—	—
83,730,231	6,729,017	42,096,170	39,672,120	24,173,173	5,867,212	14,927,800

$88,578,572	$6,670,955	$49,500,709	$43,923,438	$26,787,135	$6,890,760	$17,199,356

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations – continued

For the six months ended June 29, 2012 (unaudited)	High Yield Portfolio	Diversified Income Plus Portfolio	Partner Socially Responsible Bond Portfolio	Income Portfolio
Investment Income
Dividends	$245,813	$997,116	$1,528	$299,591
Interest	31,079,367	2,442,036	155,739	32,183,988
Income from mortgage dollar rolls	—	42,420	—	817,873
Income from securities loaned	159,070	33,161	—	33,826
Income from affiliated investments	—	—	—	—
Foreign tax withholding	—	(18,656)	—	—
Total Investment Income	31,484,250	3,496,077	157,267	33,335,278
Expenses
Adviser fees	1,609,514	263,182	17,163	2,971,784
Sub-Adviser fees	—	—	22,885	—
Administrative service fees	120,476	53,159	41,144	188,589
Audit and legal fees	14,265	9,100	8,222	19,913
Custody fees	13,075	9,526	3,592	24,523
Insurance expenses	4,272	2,031	1,699	6,247
Directors’ fees	20,696	4,641	1,766	30,931
Other expenses	10,294	8,520	5,341	18,496
Total Expenses Before Reimbursement	1,792,592	350,159	101,812	3,260,483
Less:
Reimbursement from adviser	—	—	(62,522)	—
Custody earnings credit	(290)	(876)	(386)	(352)
Total Net Expenses	1,792,302	349,283	38,904	3,260,131
Net Investment Income/(Loss)	29,691,948	3,146,794	118,363	30,075,147
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	1,030,128	1,575,111	141,393	14,456,244
Written option contracts	—	(41,346)	—	—
Futures contracts	266,760	537,971	36,663	(4,449,992)
Swap agreements	(133,156)	—	—	71,592
Change in net unrealized appreciation/(depreciation) on:
Investments	30,549,844	4,717,702	150,773	38,055,695
Affiliated investments	—	—	—	—
Written option contracts	—	7,050	—	—
Futures contracts	—	(126,286)	(22,228)	1,797,648
Swap agreements	—	—	—	(120,881)
Net Realized and Unrealized Gains/(Losses)	31,713,576	6,670,202	306,601	49,810,306
Net Increase/(Decrease) in Net Assets Resulting From Operations	$61,405,524	$9,816,996	$424,964	$79,885,453

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations – continued

Bond Index Portfolio	Limited Maturity Bond Portfolio	Mortgage Securities Portfolio	Money Market Portfolio

$—	$132,748	$—	$9,926
1,755,458	15,043,930	191,793	221,551
474,046	328,612	234,776	—
1,688	68,576	—	—
—	744,329	—	—
—	—	—	—
2,231,192	16,318,195	426,569	231,477

286,788	2,832,383	82,201	299,807
—	—	—	—
56,388	181,619	43,288	54,990
9,421	20,294	8,389	9,219
8,638	23,113	4,315	8,107
2,199	5,869	1,777	2,286
7,204	25,408	2,658	5,217
8,286	13,273	3,686	3,761
378,924	3,101,959	146,314	383,387

—	(38,686)	(4,266)	(149,314)
(450)	(148)	(717)	(53)
378,474	3,063,125	141,331	234,020
1,852,718	13,255,070	285,238	(2,543)

2,506,080	10,789,325	1,160	2,543
—	22,537	—	—
—	(4,791,244)	20,408	—
—	(1,709,029)	—	—

253,553	11,996,726	576,717	—
—	799,543	—	—
—	—	—	—
—	1,252,689	(2,838)	—
—	786,940	—	—
2,759,633	19,147,487	595,447	2,543
$4,612,351	$32,402,557	$880,685	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets

	Aggressive Allocation Portfolio		Moderately Aggressive Allocation Portfolio
For the periods ended	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011
Operations
Net investment income/(loss)	$4,294,463	$2,856,314	$27,346,737	$32,267,256
Net realized gains/(losses)	7,706,972	24,893,720	40,615,861	33,081,780
Change in net unrealized appreciation/(depreciation)	17,247,811	(51,092,533)	81,706,066	(144,710,173)
Net Change in Net Assets Resulting From Operations	29,249,246	(23,342,499)	149,668,664	(79,361,137)
Distributions to Shareholders
From net investment income	(3,721,260)	(7,624,972)	(34,281,853)	(51,900,841)
From net realized gains	(25,646,417)	(9,854,172)	(37,872,965)	(31,682,401)
Total Distributions to Shareholders	(29,367,677)	(17,479,144)	(72,154,818)	(83,583,242)
Capital Stock Transactions
Sold	27,019,549	54,562,284	127,558,050	339,804,960
Distributions reinvested	29,367,677	17,479,144	72,154,818	83,583,242
Redeemed	(26,723,312)	(57,770,507)	(55,969,507)	(106,396,856)
Total Capital Stock Transactions	29,663,914	14,270,921	143,743,361	316,991,346
Net Increase/(Decrease) in Net Assets	29,545,483	(26,550,722)	221,257,207	154,046,967
Net Assets, Beginning of Period	560,554,320	587,105,042	2,659,601,280	2,505,554,313
Net Assets, End of Period	$590,099,803	$560,554,320	$2,880,858,487	$2,659,601,280
Accumulated Undistributed Net Investment Income/(Loss)	$4,309,439	$3,736,236	$27,516,341	$34,451,457
Capital Stock Share Transactions
Sold	2,209,927	4,497,044	10,779,984	28,933,351
Distributions reinvested	2,649,580	1,452,649	6,408,009	7,154,139
Redeemed	(2,210,329)	(4,814,726)	(4,761,751)	(9,153,921)

Total Capital Stock Share Transactions	2,649,178	1,134,967	12,426,242	26,933,569

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

Moderate Allocation Portfolio		Moderately Conservative Allocation Portfolio		Partner Technology Portfolio		Partner Healthcare Portfolio
6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011

$47,677,371	$72,847,582	$23,181,222	$38,974,199	$(66,211)	$(70,586)	$112,993	$43,220
61,197,199	25,087,353	32,531,828	10,895,547	1,616,202	3,927,971	440,022	243,209
118,120,510	(146,819,447)	42,963,617	(48,724,566)	2,840,961	(8,364,415)	2,063,930	(996,129)
226,995,080	(48,884,512)	98,676,667	1,145,180	4,390,952	(4,507,030)	2,616,945	(709,700)

(73,898,100)	(86,731,755)	(38,883,526)	(38,905,574)	—	—	(55,995)	—
(31,454,770)	(56,121,130)	(17,675,615)	(23,432,837)	—	—	(248,326)	(593,771)
(105,352,870)	(142,852,885)	(56,559,141)	(62,338,411)	—	—	(304,321)	(593,771)

400,789,853	735,610,343	315,427,249	524,415,702	2,381,260	4,028,249	1,578,091	3,532,995
105,352,870	142,852,885	56,559,141	62,338,411	—	—	304,321	593,771
(62,996,788)	(122,448,401)	(33,500,442)	(61,611,570)	(2,182,945)	(6,210,837)	(1,076,561)	(2,691,766)
443,145,935	756,014,827	338,485,948	525,142,543	198,315	(2,182,588)	805,851	1,435,000
564,788,145	564,277,430	380,603,474	463,949,312	4,589,267	(6,689,618)	3,118,475	131,529
4,133,646,716	3,569,369,286	2,055,266,794	1,591,317,482	29,615,410	36,305,028	17,999,712	17,868,183
$4,698,434,861	$4,133,646,716	$2,435,870,268	$2,055,266,794	$34,204,677	$29,615,410	$21,118,187	$17,999,712
$47,881,241	$74,101,970	$23,224,536	$38,926,840	$(77,674)	$(11,463)	$89,855	$32,857

34,000,334	62,941,549	27,077,625	45,578,099	332,487	588,137	130,994	299,511
9,243,912	12,349,397	4,962,504	5,439,794	—	—	24,696	49,636
(5,349,083)	(10,622,664)	(2,867,279)	(5,337,581)	(311,091)	(915,838)	(89,712)	(229,385)

37,895,163	64,668,282	29,172,850	45,680,312	21,396	(327,701)	65,978	119,762

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

	Partner Natural Resources Portfolio		Partner Emerging Markets Portfolio
For the periods ended	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011
Operations
Net investment income/(loss)	$95,012	$57,547	$419,279	$514,909
Net realized gains/(losses)	(941,652)	4,340,546	(96,068)	1,068,226
Change in net unrealized appreciation/(depreciation)	(1,963,459)	(9,582,231)	3,385,667	(6,288,280)
Net Change in Net Assets Resulting From Operations	(2,810,099)	(5,184,138)	3,708,878	(4,705,145)
Distributions to Shareholders
From net investment income	(77,727)	(24,409)	(252,692)	(432,330)
From net realized gains	(4,038,356)	—	(239,345)	—
Total Distributions to Shareholders	(4,116,083)	(24,409)	(492,037)	(432,330)
Capital Stock Transactions
Sold	3,914,815	12,752,094	7,178,124	12,171,485
Distributions reinvested	4,116,083	24,409	492,037	432,330
Redeemed	(2,399,890)	(4,664,964)	(4,049,277)	(9,556,440)
In-kind redemptions	—	—	—	—
Total Capital Stock Transactions	5,631,008	8,111,539	3,620,884	3,047,375
Net Increase/(Decrease) in Net Assets	(1,295,174)	2,902,992	6,837,725	(2,090,100)
Net Assets, Beginning of Period	31,602,403	28,699,411	38,853,572	40,943,672
Net Assets, End of Period	$30,307,229	$31,602,403	$45,691,297	$38,853,572
Accumulated Undistributed Net Investment Income/(Loss)	$88,686	$71,401	$388,502	$221,915
Capital Stock Share Transactions
Sold	461,308	1,293,529	588,854	1,023,676
Distributions reinvested	660,581	2,450	43,088	35,959
Redeemed	(288,155)	(502,842)	(340,550)	(810,480)
In-kind redemptions	—	—	—	—

Total Capital Stock Share Transactions	833,734	793,137	291,392	249,155

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

Real Estate Securities Portfolio		Partner Utilities Portfolio		Partner Small Cap Growth Portfolio		Partner Small Cap Value Portfolio
6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011

$807,072	$4,302,879	$106,804	$195,073	$(405,827)	$(1,328,119)	$1,635,039	$1,323,363
1,443,497	46,825,514	(92,150)	129,743	8,510,905	30,411,991	664,268	3,364,074
13,252,500	(49,731,078)	634,440	486,911	4,973,121	(37,113,124)	9,793,139	(9,846,842)
15,503,069	1,397,315	649,094	811,727	13,078,199	(8,029,252)	12,092,446	(5,159,405)

(4,305,833)	—	(193,478)	(188,302)	—	—	(1,705,822)	(560,137)
—	—	—	—	—	—	—	—
(4,305,833)	—	(193,478)	(188,302)	—	—	(1,705,822)	(560,137)

6,659,911	10,492,356	2,543,818	3,664,291	16,261,032	5,269,479	2,005,590	4,001,480
4,305,833	—	193,478	188,302	—	—	1,705,822	560,137
(10,268,797)	(26,179,966)	(1,435,473)	(1,264,285)	(3,926,528)	(8,274,466)	(8,658,382)	(15,399,807)
—	(207,194,357)	—	—	—	—	—	—
696,947	(222,881,967)	1,301,823	2,588,308	12,334,504	(3,004,987)	(4,946,970)	(10,838,190)
11,894,183	(221,484,652)	1,757,439	3,211,733	25,412,703	(11,034,239)	5,439,654	(16,557,732)
107,965,999	329,450,651	11,118,547	7,906,814	197,490,426	208,524,665	250,381,150	266,938,882
$119,860,182	$107,965,999	$12,875,986	$11,118,547	$222,903,129	$197,490,426	$255,820,804	$250,381,150
$770,767	$4,269,528	$102,769	$189,443	$(427,736)	$(21,909)	$815,977	$886,760

392,049	686,920	294,985	438,639	1,300,055	389,293	101,726	213,874
257,367	—	22,176	22,572	—	—	91,888	29,458
(604,313)	(1,720,834)	(165,731)	(152,395)	(293,135)	(631,342)	(439,396)	(816,570)
—	(14,854,346)	—	—	—	—	—	—

45,103	(15,888,260)	151,430	308,816	1,006,920	(242,049)	(245,782)	(573,238)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

	Small Cap Stock Portfolio		Small Cap Index Portfolio
For the periods ended	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011
Operations
Net investment income/(loss)	$221,531	$(272,455)	$1,000,288	$1,293,444
Net realized gains/(losses)	7,724,208	38,698,937	4,836,925	15,858,302
Change in net unrealized appreciation/(depreciation)	(2,067,352)	(52,961,455)	8,898,516	(15,798,990)
Net Change in Net Assets Resulting From Operations	5,878,387	(14,534,973)	14,735,729	1,352,756
Distributions to Shareholders
From net investment income	—	—	(1,295,441)	(1,738,716)
From net realized gains	—	—	(15,926,080)	(5,929,388)
Total Distributions to Shareholders	—	—	(17,221,521)	(7,668,104)
Capital Stock Transactions
Sold	3,282,869	9,883,221	2,935,620	3,467,541
Distributions reinvested	—	—	17,221,521	7,668,104
Redeemed	(13,500,033)	(34,747,549)	(15,209,030)	(35,931,155)
In-kind redemptions	—	—	—	—
Total Capital Stock Transactions	(10,217,164)	(24,864,328)	4,948,111	(24,795,510)
Net Increase/(Decrease) in Net Assets	(4,338,777)	(39,399,301)	2,462,319	(31,110,858)
Net Assets, Beginning of Period	263,838,002	303,237,303	188,990,316	220,101,174
Net Assets, End of Period	$259,499,225	$263,838,002	$191,452,635	$188,990,316
Accumulated Undistributed Net Investment Income/(Loss)	$179,483	$(42,048)	$955,205	$1,250,358
Capital Stock Share Transactions
Sold	260,293	817,829	216,583	266,080
Distributions reinvested	—	—	1,444,298	585,316
Redeemed	(1,065,317)	(2,759,965)	(1,116,542)	(2,742,693)
In-kind redemptions	—	—	—	—

Total Capital Stock Share Transactions	(805,024)	(1,942,136)	544,339	(1,891,297)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

Mid Cap Growth Portfolio II		Mid Cap Growth Portfolio		Partner Mid Cap Value Portfolio		Mid Cap Stock Portfolio
6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011

$(120,979)	$(181,125)	$247,896	$809,887	$1,054,177	$1,929,624	$736,597	$1,201,376
512,927	37,293,684	23,817,192	17,854,603	9,133,060	19,848,018	23,634,247	31,255,555
664,654	(38,135,402)	(1,210,926)	(38,786,888)	6,168,226	(36,357,876)	1,208,794	(62,951,078)
1,056,602	(1,022,843)	22,854,162	(20,122,398)	16,355,463	(14,580,234)	25,579,638	(30,494,147)

—	(164,024)	(813,792)	(1,271,495)	(1,932,483)	(501,793)	(1,205,625)	(227,230)
(2,279,396)	(5,762,903)	—	—	—	—	—	—
(2,279,396)	(5,926,927)	(813,792)	(1,271,495)	(1,932,483)	(501,793)	(1,205,625)	(227,230)

590,248	1,181,655	4,551,165	14,564,553	836,766	3,149,836	1,331,513	4,514,214
2,279,396	5,926,927	813,792	1,271,495	1,932,483	501,793	1,205,625	227,230
(1,591,902)	(9,586,659)	(26,998,443)	(65,517,978)	(2,419,171)	(4,902,288)	(9,146,994)	(28,471,182)
—	(133,828,325)	—	—	—	—	—	—
1,277,742	(136,306,402)	(21,633,486)	(49,681,930)	350,078	(1,250,659)	(6,609,856)	(23,729,738)
54,948	(143,256,172)	406,884	(71,075,823)	14,773,058	(16,332,686)	17,764,157	(54,451,115)
16,971,847	160,228,019	348,833,514	419,909,337	215,830,063	232,162,749	457,025,418	511,476,533
$17,026,795	$16,971,847	$349,240,398	$348,833,514	$230,603,121	$215,830,063	$474,789,575	$457,025,418
$(137,075)	$(16,096)	$133,894	$699,790	$1,015,339	$1,893,645	$599,785	$1,068,813

58,600	119,495	239,875	778,985	62,105	238,184	109,500	364,509
279,605	605,165	45,076	67,592	149,406	36,760	102,995	18,241
(159,514)	(993,586)	(1,421,430)	(3,532,552)	(178,983)	(368,342)	(743,764)	(2,306,482)
—	(13,980,645)	—	—	—	—	—	—

178,691	(14,249,571)	(1,136,479)	(2,685,975)	32,528	(93,398)	(531,269)	(1,923,732)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

	Mid Cap Index Portfolio		Partner Worldwide Allocation Portfolio
For the periods ended	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011
Operations
Net investment income/(loss)	$327,506	$636,118	$9,717,773	$12,066,451
Net realized gains/(losses)	2,026,463	7,431,994	(667,822)	16,701,013
Change in net unrealized appreciation/(depreciation)	3,697,776	(9,526,961)	15,435,240	(98,812,015)
Net Change in Net Assets Resulting From Operations	6,051,745	(1,458,849)	24,485,191	(70,044,551)
Distributions to Shareholders
From net investment income	(637,407)	(714,334)	(182,626)	(11,145,255)
From net realized gains	(7,803,365)	(5,251,300)	—	(9,296,969)
Total Distributions to Shareholders	(8,440,772)	(5,965,634)	(182,626)	(20,442,224)
Capital Stock Transactions
Sold	2,680,275	3,054,967	138,003,996	51,510,070
Distributions reinvested	8,440,772	5,965,634	182,626	20,442,224
Redeemed	(5,181,729)	(17,658,888)	(3,266,169)	(8,484,281)
Total Capital Stock Transactions	5,939,318	(8,638,287)	134,920,453	63,468,013
Net Increase/(Decrease) in Net Assets	3,550,291	(16,062,770)	159,223,018	(27,018,762)
Net Assets, Beginning of Period	78,114,022	94,176,792	495,586,412	522,605,174
Net Assets, End of Period	$81,664,313	$78,114,022	$654,809,430	$495,586,412
Accumulated Undistributed Net Investment Income/(Loss)	$310,813	$620,714	$9,438,055	$(97,092)
Capital Stock Share Transactions
Sold	210,298	240,808	17,625,002	5,715,846
Distributions reinvested	769,224	472,525	24,205	2,759,006
Redeemed	(407,102)	(1,381,798)	(414,457)	(997,461)

Total Capital Stock Share Transactions	572,420	(668,465)	17,234,750	7,477,391

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

Partner International Stock Portfolio		Partner Socially Responsible Stock Portfolio		Partner All Cap Growth Portfolio		Partner All Cap Value Portfolio
6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011

$14,185,803	$20,190,593	$4,474	$356	$(3,734)	$(35,294)	$28,304	$43,500
(1,694,016)	38,789,623	229,606	217,579	(60,230)	992,252	68,983	591,490
13,184,475	(174,424,501)	323,828	(398,153)	936,931	(2,010,738)	88,611	(1,408,253)
25,676,262	(115,444,285)	557,908	(180,218)	872,967	(1,053,780)	185,898	(773,263)

(19,917,035)	(312,749)	(1,439)	(45)	—	—	(43,276)	(44,465)
—	—	—	—	—	—	—	—
(19,917,035)	(312,749)	(1,439)	(45)	—	—	(43,276)	(44,465)

3,811,605	7,217,381	1,698,152	2,616,339	1,918,046	4,620,594	775,699	1,688,814
19,917,035	312,749	1,439	45	—	—	43,276	44,465
(23,134,349)	(71,285,023)	(448,971)	(717,117)	(1,884,159)	(2,615,700)	(1,068,311)	(1,567,521)
594,291	(63,754,893)	1,250,620	1,899,267	33,887	2,004,894	(249,336)	165,758
6,353,518	(179,511,927)	1,807,089	1,719,004	906,854	951,114	(106,714)	(651,970)
709,827,505	889,339,432	6,146,291	4,427,287	12,709,501	11,758,387	6,705,714	7,357,684
$716,181,023	$709,827,505	$7,953,380	$6,146,291	$13,616,355	$12,709,501	$6,599,000	$6,705,714
$14,078,554	$19,809,786	$(2,105)	$(5,140)	$(10,060)	$(6,326)	$23,317	$38,289

391,861	683,763	150,913	245,680	181,353	448,817	89,025	188,169
2,230,051	29,241	134	4	—	—	5,385	4,853
(2,346,936)	(6,757,650)	(41,144)	(68,601)	(187,384)	(257,354)	(125,572)	(176,547)

274,976	(6,044,646)	109,903	177,083	(6,031)	191,463	(31,162)	16,475

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

	Partner All Cap Portfolio		Large Cap Growth Portfolio II
For the periods ended	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011
Operations
Net investment income/(loss)	$188,478	$323,914	$(59,702)	$1,137,519
Net realized gains/(losses)	2,730,520	5,397,966	(344,408)	13,252,329
Change in net unrealized appreciation/(depreciation)	1,284,036	(8,435,631)	1,550,296	(47,505,736)
Net Change in Net Assets Resulting From Operations	4,203,034	(2,713,751)	1,146,186	(33,115,888)
Distributions to Shareholders
From net investment income	(239,038)	(361,337)	(260,734)	(548,812)
From net realized gains	—	—	(4,072,904)	(7,238,369)
Total Distributions to Shareholders	(239,038)	(361,337)	(4,333,638)	(7,787,181)
Capital Stock Transactions
Sold	866,752	2,630,190	261,451	683,861
Distributions reinvested	239,038	361,337	4,333,638	7,787,181
Redeemed	(4,878,513)	(10,971,976)	(1,213,141)	(4,428,415)
In-kind redemptions	—	—	—	(335,344,769)
Total Capital Stock Transactions	(3,772,723)	(7,980,449)	3,381,948	(331,302,142)
Net Increase/(Decrease) in Net Assets	191,273	(11,055,537)	194,496	(372,205,211)
Net Assets, Beginning of Period	51,368,102	62,423,639	12,906,986	385,112,197
Net Assets, End of Period	$51,559,375	$51,368,102	$13,101,482	$12,906,986
Accumulated Undistributed Net Investment Income/(Loss)	$234,374	$284,934	$(77,827)	$242,609
Capital Stock Share Transactions
Sold	94,025	292,227	37,100	98,054
Distributions reinvested	27,000	41,168	965,391	1,155,762
Redeemed	(534,958)	(1,242,268)	(174,767)	(669,723)
In-kind redemptions	—	—	—	(54,050,379)

Total Capital Stock Share Transactions	(413,933)	(908,873)	827,724	(53,466,286)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

Large Cap Growth Portfolio		Partner Growth Stock Portfolio		Large Cap Value Portfolio		Large Cap Stock Portfolio
6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011

$4,848,341	$4,960,065	$(58,062)	$(111,777)	$7,404,539	$13,333,675	$4,251,318	$6,064,467
39,661,690	95,983,133	2,013,554	6,715,627	37,897,880	46,625,093	13,173,195	43,460,499
44,068,541	(147,794,994)	4,715,463	(7,257,510)	4,198,290	(84,034,835)	26,498,925	(76,999,830)
88,578,572	(46,851,796)	6,670,955	(653,660)	49,500,709	(24,076,067)	43,923,438	(27,474,864)

(243,304)	(4,952,199)	—	—	(13,811,639)	(178,536)	(6,228,672)	(72,332)
—	—	—	—	—	—	—	—
(243,304)	(4,952,199)	—	—	(13,811,639)	(178,536)	(6,228,672)	(72,332)

8,541,786	31,961,443	2,527,994	2,771,906	1,849,490	5,504,321	1,530,126	4,646,041
243,304	4,952,199	—	—	13,811,639	178,536	6,228,672	72,332
(61,659,730)	(163,129,043)	(4,717,567)	(12,445,518)	(16,803,625)	(40,657,075)	(15,424,057)	(39,602,993)
—	—	—	—	—	—	—	—
(52,874,640)	(126,215,401)	(2,189,573)	(9,673,612)	(1,142,496)	(34,974,218)	(7,665,259)	(34,884,620)
35,460,628	(178,019,396)	4,481,382	(10,327,272)	34,546,574	(59,228,821)	30,029,507	(62,431,816)
805,283,132	983,302,528	51,099,815	61,427,087	752,054,276	811,283,097	565,849,587	628,281,403
$840,743,760	$805,283,132	$55,581,197	$51,099,815	$786,600,850	$752,054,276	$595,879,094	$565,849,587
$4,679,186	$74,149	$(70,061)	$(11,999)	$6,851,141	$13,258,241	$4,013,786	$5,991,140

477,973	1,852,307	193,261	234,864	166,747	512,876	176,441	549,110
14,018	308,812	—	—	1,310,837	16,597	740,090	8,524
(3,487,553)	(9,617,541)	(368,132)	(1,060,071)	(1,511,214)	(3,805,123)	(1,765,750)	(4,701,845)
—	—	—	—	—	—	—	—

(2,995,562)	(7,456,422)	(174,871)	(825,207)	(33,630)	(3,275,650)	(849,219)	(4,144,211)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

	Large Cap Index Portfolio		Equity Income Plus Portfolio
For the periods ended	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011
Operations
Net investment income/(loss)	$2,613,962	$5,238,643	$1,023,548	$1,521,680
Net realized gains/(losses)	3,430,349	3,778,704	2,349,606	2,864,212
Change in net unrealized appreciation/(depreciation)	20,742,824	(3,129,196)	3,517,606	(6,856,731)
Net Change in Net Assets Resulting From Operations	26,787,135	5,888,151	6,890,760	(2,470,839)
Distributions to Shareholders
From net investment income	(5,141,254)	(5,204,623)	(1,466,534)	(238,167)
From net realized gains	—	—	—	—
Total Distributions to Shareholders	(5,141,254)	(5,204,623)	(1,466,534)	(238,167)
Capital Stock Transactions
Sold	7,577,846	6,327,864	4,721,906	17,179,648
Distributions reinvested	5,141,254	5,204,623	1,466,534	238,167
Redeemed	(22,623,857)	(52,460,205)	(2,408,018)	(2,933,661)
Total Capital Stock Transactions	(9,904,757)	(40,927,718)	3,780,422	14,484,154
Net Increase/(Decrease) in Net Assets	11,741,124	(40,244,190)	9,204,648	11,775,148
Net Assets, Beginning of Period	291,285,301	331,529,491	88,077,819	76,302,671
Net Assets, End of Period	$303,026,425	$291,285,301	$97,282,467	$88,077,819
Accumulated Undistributed Net Investment Income/(Loss)	$2,641,054	$5,168,346	$1,054,797	$1,497,783
Capital Stock Share Transactions
Sold	399,376	356,181	501,183	1,868,977
Distributions reinvested	277,975	294,086	161,241	25,758
Redeemed	(1,185,235)	(2,925,178)	(256,244)	(322,694)

Total Capital Stock Share Transactions	(507,884)	(2,274,911)	406,180	1,572,041

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

Balanced Portfolio		High Yield Portfolio		Diversified Income Plus Portfolio		Partner Socially Responsible Bond Portfolio
6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011

$2,271,556	$5,287,379	$29,691,948	$60,932,423	$3,146,794	$5,703,186	$118,363	$232,578
4,347,268	7,334,674	1,163,732	20,999,442	2,071,736	3,123,792	178,056	315,835
10,580,532	(1,963,279)	30,549,844	(45,857,753)	4,598,466	(6,384,519)	128,545	2,628
17,199,356	10,658,774	61,405,524	36,074,112	9,816,996	2,442,459	424,964	551,041

(5,235,804)	(5,741,540)	(29,834,135)	(60,572,233)	(5,452,096)	(5,830,693)	(117,409)	(232,005)
(7,316,452)	(8,517,319)	—	—	—	—	(337,736)	—
(12,552,256)	(14,258,859)	(29,834,135)	(60,572,233)	(5,452,096)	(5,830,693)	(455,145)	(232,005)

4,024,470	8,642,974	29,945,007	80,264,421	26,131,231	26,678,361	2,981,264	3,646,516
12,552,256	14,258,859	29,834,135	60,572,233	5,452,096	5,830,693	455,145	232,005
(19,594,542)	(49,372,777)	(35,160,634)	(120,800,753)	(4,438,464)	(16,736,539)	(1,448,397)	(2,769,272)
(3,017,816)	(26,470,944)	24,618,508	20,035,901	27,144,863	15,772,515	1,988,012	1,109,249
1,629,284	(30,071,029)	56,189,897	(4,462,220)	31,509,763	12,384,281	1,957,831	1,428,285
240,522,040	270,593,069	778,526,281	782,988,501	118,392,924	106,008,643	10,230,363	8,802,078
$242,151,324	$240,522,040	$834,716,178	$778,526,281	$149,902,687	$118,392,924	$12,188,194	$10,230,363
$2,250,568	$5,214,816	$289,096	$431,283	$3,147,877	$5,453,179	$105	$(849)

263,787	582,865	6,223,665	16,614,795	3,781,107	3,954,790	276,598	346,053
868,290	999,857	6,201,666	12,711,981	810,540	888,202	42,453	22,178
(1,286,233)	(3,360,829)	(7,318,931)	(25,047,046)	(647,294)	(2,502,061)	(133,734)	(266,171)

(154,156)	(1,778,107)	5,106,400	4,279,730	3,944,353	2,340,931	185,317	102,060

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

	Income Portfolio		Bond Index Portfolio
For the periods ended	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011
Operations
Net investment income/(loss)	$30,075,147	$64,042,746	$1,852,718	$4,471,690
Net realized gains/(losses)	10,077,844	27,762,211	2,506,080	2,271,157
Change in net unrealized appreciation/(depreciation)	39,732,462	(11,245,943)	253,553	5,624,220
Net Change in Net Assets Resulting From Operations	79,885,453	80,559,014	4,612,351	12,367,067
Distributions to Shareholders
From net investment income	(30,176,121)	(63,413,810)	(1,882,656)	(4,452,733)
From net realized gains	—	—	(2,019,243)	(996,560)
Total Distributions to Shareholders	(30,176,121)	(63,413,810)	(3,901,899)	(5,449,293)
Capital Stock Transactions
Sold	19,185,864	165,217,508	13,096,521	23,741,777
Distributions reinvested	30,176,121	63,413,810	3,901,899	5,449,293
Redeemed	(31,430,330)	(104,919,017)	(13,234,024)	(33,033,339)
Total Capital Stock Transactions	17,931,655	123,712,301	3,764,396	(3,842,269)
Net Increase/(Decrease) in Net Assets	67,640,987	140,857,505	4,474,848	3,075,505
Net Assets, Beginning of Period	1,463,069,461	1,322,211,956	164,462,335	161,386,830
Net Assets, End of Period	$1,530,710,448	$1,463,069,461	$168,937,183	$164,462,335
Accumulated Undistributed Net Investment Income/(Loss)	$16,979	$117,953	$(1,583)	$28,355
Capital Stock Share Transactions
Sold	1,859,823	16,387,092	1,161,835	2,152,749
Distributions reinvested	2,926,758	6,298,371	346,131	498,530
Redeemed	(3,053,016)	(10,426,939)	(1,174,648)	(3,029,092)

Total Capital Stock Share Transactions	1,733,565	12,258,524	333,318	(377,813)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

Limited Maturity Bond Portfolio		Mortgage Securities Portfolio		Money Market Portfolio
6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011	6/29/2012 (unaudited)	12/31/2011

$13,255,070	$33,286,629	$285,238	$955,653	$(2,543)	$(3,050)
4,311,589	(2,036,487)	21,568	947,926	2,543	3,050
14,835,898	(19,900,581)	573,879	(438,737)	—	—
32,402,557	11,349,561	880,685	1,464,842	—	—

(13,072,090)	(32,036,799)	(286,320)	(954,571)	—	—
—	—	(801,702)	(126,365)	—	—
(13,072,090)	(32,036,799)	(1,088,022)	(1,080,936)	—	—

21,352,774	235,573,770	3,437,021	4,387,941	24,536,891	111,357,087
13,072,090	32,036,799	1,088,022	1,080,936	—	—
(240,159,415)	(67,825,943)	(2,436,195)	(6,958,496)	(54,692,599)	(112,663,789)
(205,734,551)	199,784,626	2,088,848	(1,489,619)	(30,155,708)	(1,306,702)
(186,404,084)	179,097,388	1,881,511	(1,105,713)	(30,155,708)	(1,306,702)
1,497,832,401	1,318,735,013	32,422,328	33,528,041	170,459,881	171,766,583
$1,311,428,317	$1,497,832,401	$34,303,839	$32,422,328	$140,304,173	$170,459,881
$(144,365)	$(327,345)	$—	$1,082	$(2,543)	$—

2,181,626	23,994,742	325,477	421,586	24,536,891	111,357,087
1,337,389	3,270,092	104,411	103,802	—	—
(24,527,390)	(6,938,394)	(230,809)	(668,997)	(54,692,599)	(112,663,789)

(21,008,375)	20,326,440	199,079	(143,609)	(30,155,708)	(1,306,702)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Notes to Financial Statements

As of June 29, 2012

(unaudited)

(1) ORGANIZATION

Thrivent Series Fund, Inc. (the “Fund”), a company organized under the laws of Minnesota, is registered under the Investment Company Act of 1940 (the “1940 Act”). As of the date of this report, the Fund is divided into forty-one separate series (each, a “Portfolio”), each with its own investment objective and policies. The Fund consists of four asset allocation portfolios, twenty-eight equity portfolios, two hybrid portfolios, six fixed-income portfolios, and one money market portfolio. The assets of each Portfolio are segregated, and each has a separate class of capital stock. Shares in the Fund are currently sold, without sales charges, only to retirement plans sponsored by Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”) or separate accounts of Thrivent Financial or Thrivent Life Insurance Company (“Thrivent Life”), which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial and Thrivent Life.

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Portfolio are valued on the basis of amortized cost, whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Portfolio and the Adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation to the Adviser, which has formed a Portfolio Compliance and Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review, among other things, price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international equity securities, swaps and forward contracts; and Level 3 includes significant unobservable

Thrivent Series Fund, Inc.

Notes to Financial Statements

As of June 29, 2012

(unaudited)

inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. As of June 29, 2012, the following Portfolios held these types of Level 3 securities:

Portfolio	Number of Securities	Percent of Portfolio's Net Assets
Partner Worldwide Allocation	3	0.15%
Partner Growth Stock	12	1.13%
Balanced	1	0.00%
High Yield	1	0.00%
Partner Socially Responsible Bond	1	0.30%
Bond Index	1	0.00%
Limited Maturity Bond	1	0.00%

The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

(B) Foreign Currency Translation – The accounting records of each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from sales of foreign currency, exchange gains or losses between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, except Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio. During the six months ended June 29, 2012, Aggressive Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio, Moderately Conservative Allocation Portfolio, Partner Healthcare Portfolio, Partner Emerging Markets Portfolio, Small Cap Stock Portfolio, Partner Worldwide Allocation Portfolio, Partner International Stock Portfolio, Partner All Cap Value Portfolio and Partner Growth Stock Portfolio engaged in this type of investment.

(D) Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(E) Federal Income Taxes – No provision has been made for income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Portfolio is treated as a separate taxable entity for federal income tax purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

Thrivent Series Fund, Inc.

Notes to Financial Statements

As of June 29, 2012

(unaudited)

GAAP requires management of the Portfolios to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management of the Portfolio must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Portfolios include U.S. Federal, Minnesota, and Wisconsin, as well as certain foreign countries. As of June 29, 2012, open U.S. Federal, Minnesota, and Wisconsin tax years include the tax years ended December 31, 2008 through 2011. Additionally, as of June 29, 2012, the tax year ended December 31, 2007 is open for Wisconsin. The Portfolios have no examinations in progress and none are expected at this time.

As of June 29, 2012, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Portfolios’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Foreign Income Taxes – Certain Portfolios are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign dividend tax withholding in the Statement of Operations. The Portfolios pay tax on foreign capital gains, where applicable. These amounts are shown as part of net realized gains/(losses) on investments in the Statement of Operations.

(F) Expenses and Income – Estimated expenses are accrued daily. The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.

Interest income is accrued daily including accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income. Dividend income is recorded on the ex-dividend date.

For certain securities, including real estate investment trusts, the Fund records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

(G) Custody Earnings Credit – The Portfolios have a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments. Earnings credits are shown as a reduction of total expenses on the Statement of Operations.

(H) Distributions to Shareholders – Dividends and capital gain distributions are recorded on the ex-dividend date. With the exception of Money Market Portfolio, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.

Dividends are declared and reinvested daily for High Yield Portfolio, Partner Socially Responsible Bond Portfolio, Income Portfolio, Bond Index Portfolio, Limited Maturity Bond Portfolio and Mortgage Securities Portfolio; declared daily and reinvested monthly for Money Market Portfolio; and declared and reinvested at least annually for all other Portfolios.

(I) Options – All Portfolios, with the exception of Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call

Thrivent Series Fund, Inc.

Notes to Financial Statements

As of June 29, 2012

(unaudited)

option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. During the six months ended June 29, 2012, no Portfolios engaged in over-the-counter options. Partner All Cap Growth Portfolio, Partner All Cap Value Portfolio, Large Cap Stock Portfolio, Equity Income Plus Portfolio, Diversified Income Plus Portfolio and Limited Maturity Bond Portfolio engaged in exchange-traded options.

(J) Futures Contracts – Certain Portfolios may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default. During the six months ended June 29, 2012, Aggressive Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio, Moderately Conservative Allocation Portfolio, Small Cap Stock Portfolio, Small Cap Index Portfolio, Mid Cap Index Portfolio, Partner Worldwide Allocation Portfolio, Large Cap Stock Portfolio, Large Cap Index Portfolio, Equity Income Plus Portfolio, Balanced Portfolio, High Yield Portfolio, Diversified Income Plus Portfolio, Partner Socially Responsible Bond Portfolio, Income Portfolio, Limited Maturity Bond Portfolio and Mortgage Securities Portfolio engaged in this type of investment.

(K) Swap Agreements – Certain Portfolios enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses on the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses on the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. These swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by

Thrivent Series Fund, Inc.

Notes to Financial Statements

As of June 29, 2012

(unaudited)

the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Portfolios’ Schedules of Investments for additional information as of June 29, 2012. During the six months ended June 29, 2012, Aggressive Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio, Moderately Conservative Allocation Portfolio, High Yield Portfolio, Income Portfolio and Limited Maturity Bond Portfolio engaged in these types of investments.

(L) Mortgage Dollar Roll Transactions – Certain Portfolios enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Portfolios transfer mortgage securities to a counterparty and simultaneously agree to the return of similar (same type and coupon) securities at a later date at an agreed upon price. The Portfolios maintain liquid securities having a value not less than the agreed upon price (including accrued interest) for such dollar rolls. The value of the securities that the Portfolios are required to accept on return may decline below the agreed upon price of those securities.

During the term of the agreement, the Portfolios forgo principal and interest paid on the mortgage securities transferred. The Portfolios are compensated from negotiated fees paid by brokers offered as an inducement to the Portfolios to “roll over” their commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new return date and agreed upon price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations. The recognition of the gains/losses are deferred until the closing of the roll and are included in Net realized gains/(losses) in the Statement of Operations. During the six months ended June 29, 2012, Aggressive Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio, Moderately Conservative Allocation Portfolio, Balanced Portfolio, Diversified Income Plus Portfolio, Income Portfolio, Bond Index Portfolio, Limited Maturity Bond Portfolio and Mortgage Securities Portfolio engaged in this type of transaction.

(M) Securities Lending – The Fund has entered into a Securities Lending Agreement (the “Agreement”) with Deutsche Bank AG (“Deutsche”). The Agreement authorizes Deutsche to lend securities to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, all loaned securities are initially collateralized by cash equal to at least 102% of the value of the loaned securities. All cash collateral received is invested in Thrivent Financial Securities Lending Trust. The Portfolios receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Financial Securities Lending Trust, net of rebates, fees paid to Deutsche for services provided and any other securities lending expenses, are included in Income from securities loaned on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Portfolio could lose money.

During the six months ended June 29, 2012, all Portfolios except Aggressive Allocation Portfolio, Partner Healthcare Portfolio, Partner Natural Resources Portfolio, Real Estate Securities Portfolio, Partner Utilities Portfolio, Mid Cap

Thrivent Series Fund, Inc.

Notes to Financial Statements

As of June 29, 2012

(unaudited)

Growth Portfolio II, Partner Socially Responsible Stock Portfolio, Partner All Cap Growth Portfolio, Partner All Cap Value Portfolio, Large Cap Growth Portfolio II, Large Cap Growth Portfolio, Equity Income Plus Portfolio, Partner Socially Responsible Bond Portfolio, Mortgage Securities Portfolio and Money Market Portfolio had securities on loan. As of June 29, 2012, the value of securities on loan is as follows:

Portfolio	Securities on Loan
Moderately Aggressive Allocation	$12,698,682
Moderate Allocation	16,792,094
Moderately Conservative Allocation	5,841,022
Partner Technology	3,732,510
Partner Emerging Markets	1,663,229
Partner Small Cap Growth	22,848,644
Partner Small Cap Value	7,830,445
Small Cap Stock	11,290,899
Small Cap Index	14,170,165
Mid Cap Growth	8,364,959
Partner Mid Cap Value	2,013,258
Mid Cap Stock	6,548,955
Mid Cap Index	2,431,269
Partner Worldwide Allocation	32,477,435
Partner International Stock	28,303,031
Partner All Cap	346,845
Partner Growth Stock	433,463
Large Cap Value	2,134,400
Large Cap Stock	1,575,536
Large Cap Index	1,694,309
Balanced	1,031,795
High Yield	71,607,585
Diversified Income Plus	4,115,587
Income	13,584,417
Bond Index	290,937
Limited Maturity Bond	19,974,343

(N) When Issued and Delayed Delivery Transactions – Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

(O) Treasury Inflation Protected Securities – Certain Portfolios may invest in treasury inflation protected securities (TIPS). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received upon maturity or sale of the security. During the six months ended June 29, 2012, Aggressive Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio, Moderately Conservative Allocation Portfolio, Income Portfolio, Limited Maturity Bond Portfolio and Mortgage Securities Portfolio engaged in this type of investment.

(P) Repurchase Agreements – Each Portfolio may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolio uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Portfolio could incur a loss due to a drop in the value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Portfolio may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 29, 2012, no Portfolios engaged in this type of investment.
(Q) Equity-Linked Structured Securities – Certain Portfolios may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return. During the six months ended June 29, 2012, Income Portfolio and Limited Maturity Bond Portfolio engaged in this type of investment.

(R) Credit Risk – The Portfolios may be susceptible to credit risk to the extent the issuer or counterparty defaults on its payment obligation. The Portfolios’ policy is to monitor

Thrivent Series Fund, Inc.

Notes to Financial Statements

As of June 29, 2012

(unaudited)

the creditworthiness of the issuers. Interest receivable on defaulted securities is monitored for the ability to collect payments in default and adjusted accordingly.

(S) Accounting Estimates – The preparation of financial statements in conformity with GAAP require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(T) Loan Commitments – Certain Portfolios may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments.

(U) Loss Contingencies – High Yield Portfolio and Income Portfolio are defendants in an adversary action filed on July 31, 2009 by the Official Committee of Unsecured Creditors of Motors Liquidation Company, formerly known as General Motors Corporation (GM), against prior and current holders of term loan debt of GM. The suit seeks to determine whether GM’s term loan facility was secured at the time it entered bankruptcy. High Yield Portfolio at one time held term loans in an original principal amount of at least $4,627,531 and, if the plaintiffs are successful, it is reasonably possible that the Portfolio will be required to make payments in some amount. Management does not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.

Balanced Portfolio and Large Cap Index Portfolio are defendants in two separate adversary actions: One was filed in federal court on November 1, 2010 by the Official Committee of Unsecured Creditors of Tribune Company (“Tribune”) and the other was filed in the state of Minnesota on June 2, 2011 by the successor trustees of certain series of debt securities issued by Tribune. These actions have since been consolidated and moved to the United States District Court of the Southern District of New York as consolidated multi-district litigation. The actions seek to determine whether stock repurchases of Tribune stock in connection with a leveraged buyout of Tribune in 2007 (the “LBO Transaction”) were fraudulent transactions that can be voided requiring repurchase payments to be returned to the Tribune bankruptcy estate. Balanced Portfolio and Large Cap Index Portfolio tendered Tribune stock in the LBO Transaction in exchange for $115,600 and $219,300 respectively. If the plaintiffs are successful, it is reasonably possible that these Portfolios would be required to return payments in some amount. Management does not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.

Mid Cap Index Portfolio is a potential defendant in an adversary action filed on October 22, 2010 by the trustee of the LB Creditor Trust. The suit seeks to determine whether certain pre-bankruptcy distributions in December 2007 by Lyondell Chemical Company (“Lyondell”) to its shareholders were fraudulent transactions that can be voided and repaid to Lyondell’s creditors. Mid Cap Index Portfolio owned shares of Lyondell stock before the merger. On December 21, 2007, Mid Cap Index Portfolio tendered its shares of Lyondell for $1,542,720.

(V) Litigation – Awards from class action litigation are recorded as a reduction of cost if the Portfolio still owns the applicable securities on the payment date. If the Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.

(W) Recent Accounting Pronouncements – In December 2011, FASB released Accounting Standards Update 2011-11 (ASU 2011-11), Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities. This updated standard is a result of collaboration between FASB and International Accounting Standards Board (IASB) to enhance current disclosures. The amendments include new disclosure requirements of gross and net information about instruments and transactions, such as derivatives, eligible for offset in the Statement of Assets and Liabilities or are subject to a master netting arrangement or similar agreement. The disclosures required by ASU 2011-11 will be effective any reporting period (annual or quarterly interim) beginning on or after January 1, 2013. Management is currently evaluating the application of ASU 2011-11 on the Fund’s financial statements.

Thrivent Series Fund, Inc.

Notes to Financial Statements

As of June 29, 2012

(unaudited)

(X) In-kind Redemptions – During the year ended December 31, 2011, the Thrivent Asset Allocation Portfolios, as the shareholders of underlying Thrivent Series Funds (the “underlying portfolios”), redeemed their shares in-kind (“in-kind redemption”). The underlying portfolios distributed portfolio securities rather than cash as payment for the redemption of these fund shares. For financial reporting purposes, the underlying funds recognize gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gains or losses below are included in the Statement of Operations of the underlying portfolios as net realized gains/losses on in-kind redemptions. The in-kind amounts and shares redeemed are included in the Capital Stock Transactions of the Statement of Changes in Net Assets of the underlying portfolios. These in-kind transactions were conducted at market value. The transactions were as follows:

Underlying Portfolio	Underlying Shares Redeemed	Date	In-kind Amount	Realized Gain/(Loss)
Aggressive Allocation Portfolio
Real Estate Securities	810,212	10/17/2011	$11,301,165	($1,195,433)
Mid Cap Growth II	4,438,418	11/11/2011	42,486,309	6,007,001
Large Cap Growth II	3,733,062	11/21/2011	23,161,040	(1,897,783)
Moderately Aggressive Allocation Portfolio
Real Estate Securities	5,203,112	10/17/2011	$72,575,081	$1,481,061
Mid Cap Growth II	6,718,565	11/11/2011	64,312,796	16,763,029
Large Cap Growth II	22,733,298	11/21/2011	141,044,198	(6,185,156)
Moderate Allocation Portfolio
Real Estate Securities	6,860,851	10/17/2011	$95,697,896	$21,151,702
Mid Cap Growth II	2,823,662	11/11/2011	27,029,220	8,325,290
Large Cap Growth II	22,153,231	11/21/2011	137,445,293	2,311,946
Moderately Conservative Allocation Portfolio
Real Estate Securities	1,980,171	10/17/2011	$27,620,215	$10,646,581
Large Cap Growth II	5,430,788	11/21/2011	33,694,238	1,813,262

(Y) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Fund has entered into an Investment Advisory Agreement with Thrivent Financial, the Adviser. Under the Investment Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly.

The four Asset Allocation Portfolios – Aggressive Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio and Moderately Conservative Allocation Portfolio – pay investment advisory fees for asset allocation services. In addition, for investments (other than underlying Thrivent Portfolios) held directly by the Asset Allocation Portfolios, each Asset Allocation Portfolio will pay an additional advisory fee. The annual rates of fees as a percentage of average daily net assets under the Investment Advisory Agreement are as follows:

Thrivent Series Fund, Inc.

Notes to Financial Statements

As of June 29, 2012

(unaudited)

Portfolio (M – Millions)	$0 to $500M	$500 to $2,000M	Over $2,000M
Aggressive Allocation	0.150%	0.125%	0.100%
Aggressive Allocation – Direct Holdings	0.600%	0.600%	0.600%
Moderately Aggressive Allocation	0.150%	0.125%	0.100%
Moderately Aggressive Allocation – Direct Holdings	0.550%	0.550%	0.550%
Moderate Allocation	0.150%	0.125%	0.100%
Moderate Allocation – Direct Holdings	0.500%	0.500%	0.500%
Moderately Conservative Allocation	0.150%	0.125%	0.100%
Moderately Conservative Allocation – Direct Holdings	0.450%	0.450%	0.450%

For all other Portfolios, the annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Portfolio (M - Millions)	$0 to $50M	$50 to $200M	$200 to $250M	$250 to $500M	$500 to $750M	$750 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $2,500M	$2,500 to $5,000M	Over $5,000M
Partner Technology	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%
Partner Healthcare	0.950%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%
Partner Natural Resources	0.750%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%
Partner Emerging Markets	1.200%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%
Real Estate Securities	0.800%	0.800%	0.800%	0.800%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%
Partner Utilities	0.750%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%
Partner Small Cap Growth	1.000%	1.000%	1.000%	1.000%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%
Partner Small Cap Value	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%
Small Cap Stock	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.550%	0.525%
Small Cap Index	0.350%	0.350%	0.350%	0.300%	0.250%	0.250%	0.200%	0.150%	0.100%	0.100%	0.100%
Mid Cap Growth II	0.900%	0.900%	0.900%	0.900%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%
Mid Cap Growth	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Partner Mid Cap Value	0.750%	0.750%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Mid Cap Stock	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.550%	0.525%
Mid Cap Index	0.350%	0.350%	0.350%	0.300%	0.250%	0.250%	0.200%	0.150%	0.100%	0.100%	0.100%
Partner Worldwide Allocation*	0.900%	0.900%	0.900%	0.850%	0.850%	0.850%	0.800%	0.750%	0.750%	0.750%	0.750%
Partner International Stock	0.850%	0.850%	0.850%	0.850%	0.800%	0.800%	0.750%	0.700%	0.700%	0.700%	0.700%
Partner Socially Responsible Stock	0.800%	0.775%	0.775%	0.775%	0.775%	0.775%	0.775%	0.775%	0.775%	0.775%	0.775%
Partner All Cap Growth	0.950%	0.950%	0.950%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%
Partner All Cap Value	0.750%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Partner All Cap	0.950%	0.950%	0.950%	0.950%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%
Large Cap Growth II	0.800%	0.800%	0.800%	0.800%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Large Cap Growth	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Partner Growth Stock	0.800%	0.800%	0.800%	0.800%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Large Cap Value	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Large Cap Stock	0.650%	0.650%	0.650%	0.650%	0.575%	0.550%	0.475%	0.475%	0.475%	0.450%	0.425%
Large Cap Index	0.350%	0.350%	0.350%	0.300%	0.250%	0.250%	0.200%	0.150%	0.100%	0.100%	0.100%
Equity Income Plus	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Balanced	0.350%	0.350%	0.350%	0.300%	0.300%	0.300%	0.300%	0.300%	0.300%	0.300%	0.300%
High Yield	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Diversified Income Plus	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Partner Socially Responsible Bond	0.700%	0.675%	0.675%	0.675%	0.675%	0.675%	0.675%	0.675%	0.675%	0.675%	0.675%
Income	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Bond Index	0.350%	0.350%	0.350%	0.300%	0.250%	0.250%	0.200%	0.150%	0.100%	0.100%	0.100%
Limited Maturity Bond	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Mortgage Securities	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%
Money Market	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%

*	As of July 27, 2012.

Thrivent Series Fund, Inc.

Notes to Financial Statements

As of June 29, 2012

(unaudited)

(B) Sub-Adviser Fees – The following subadvisory fees are charged as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Portfolio.

Partner Technology Portfolio

The Adviser has entered into a subadvisory agreement with Goldman Sachs Asset Management, LP (“GSAM”) for the performance of subadvisory services. The fee payable is equal to 0.45% of average daily net assets.

Partner Healthcare Portfolio

The Adviser has entered into a subadvisory agreement with Sectoral Asset Management, Inc. for the performance of subadvisory services. The fee payable is equal to 0.65% of the first $50 million of average daily net assets, 0.60% of the next $50 million, 0.40% of the next $150 million and 0.35% of average daily net assets over $250 million.

Partner Emerging Markets Portfolio

The Adviser has entered into a subadvisory agreement with Aberdeen Asset Managers Limited (“Aberdeen”) for the performance of subadvisory services. The fee payable is equal to 0.85% of the first $50 million of average daily net assets, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner Worldwide Allocation Fund are included in determining breakpoints for the assets managed by Aberdeen.

Partner Small Cap Growth Portfolio

The Adviser has entered into a subadvisory agreement with Turner Investments, L.P. (“Turner”) for the performance of subadvisory services. For assets that are invested in companies that have market capitalizations that fall within the bottom half of the Russell 2000® Growth Index (the “microcap portion”), the fee payable is equal to 0.80% of the average daily net assets in that microcap portion. For all other assets, the fee payable is equal to 0.65% of the average daily net assets when the entire portfolio assets (including the microcap portion) are no greater than $100 million, 0.60% of the average daily net assets when the entire portfolio assets are greater than $100 million but no greater than $350 million, and 0.575% of the average daily net assets when the entire portfolio assets are greater than $350 million. Thrivent Partner Small Cap Growth Fund (including the microcap portion of that Fund) is included in determining breakpoints for the assets managed by Turner.

Partner Small Cap Value Portfolio

The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. for the performance of subadvisory services. The fee payable is equal to 0.60% of average daily net assets.

Partner Mid Cap Value Portfolio

The Adviser has entered into a subadvisory agreement with GSAM for the performance of subadvisory services. The fee payable is equal to 0.50% of average daily net assets for the first $200 million and 0.45% for assets over $200 million. Thrivent Partner Mid Cap Value Fund is included in determining breakpoints for the assets managed by GSAM.

Partner Worldwide Allocation Portfolio

The Adviser has entered into subadvisory agreements with Mercator Asset Management, LP (“Mercator”), Principal Global Investors, LLC (“Principal”), Aberdeen, Victory Capital Management, Inc. (“Victory”) and GSAM for the performance of subadvisory services. In addition, effective July 27, 2012, the Advisor entered into a subadvisory agreement with DuPont Capital Management (“DuPont Capital”) to manage a portion of the Portfolio’s allocation to emerging market equity securities.

The fee payable for Mercator is equal to 0.75% of the first $25 million of average daily net assets managed by Mercator, 0.60% of the next $25 million, 0.55% of the next $25 million, 0.50% of the next $225 million, 0.40% of the next $200 million and 0.20% of average daily net assets over $500 million. Thrivent Partner Worldwide Allocation Fund and Thrivent Partner International Stock Portfolio are included in determining breakpoints for the assets managed by Mercator.

The fee payable for Principal is equal to 0.35% of the first $500 million of average daily net assets managed by Principal, 0.30% of the next $500 million and 0.25% of average daily net assets over $1 billion. Thrivent Partner Worldwide Allocation Fund and Thrivent Partner International Stock Portfolio are included in determining breakpoints for the assets managed by Principal.

The fee payable for Aberdeen is equal to 0.85% of the first $50 million of average daily net assets managed by Aberdeen, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Thrivent Partner Emerging Markets Portfolio and Partner Worldwide Allocation Fund are included in determining breakpoints for the assets managed by Aberdeen.

The fee payable for Victory is equal to 0.95% of the first $25 million of average daily net assets, 0.85% of the next $75 million, 0.80% of the next $50 million, 0.75% of the next $100 million and 0.70% of average daily net assets over $250 million. Thrivent Partner Worldwide Allocation Fund is included in determining breakpoints for the assets managed by Victory.

The fee payable for GSAM is equal to 0.55% of the first $50 million of average daily net assets managed by GSAM, 0.50% of the next $200 million and 0.45% of average daily net

Thrivent Series Fund, Inc.

Notes to Financial Statements

As of June 29, 2012

(unaudited)

assets over $250 million. Thrivent Partner Worldwide Allocation Fund is included in determining breakpoints for the assets managed by GSAM.

The fee payable for DuPont Capital is equal to 0.72% of the first $50 million of average daily net assets managed by DuPont Capital and 0.68% of average daily net assets over $50 million. Thrivent Partner Worldwide Allocation Fund and Thrivent Partner Emerging Markets Equity Fund is included in determining breakpoints for the assets managed by DuPont Capital.

Partner International Stock Portfolio

The Adviser has entered into subadvisory agreements with Principal and Mercator for the performance of subadvisory services.

The fee payable for Mercator is equal to 0.75% of the first $25 million of average daily net assets managed by Mercator, 0.60% of the next $25 million, 0.55% of the next $25 million, 0.50% of the next $225 million, 0.40% of the next $200 million and 0.20% of average daily net assets over $500 million. Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner Worldwide Allocation Fund are included in determining breakpoints for the assets managed by Mercator.

The fee payable for Principal is equal to 0.35% of the first $500 million of average daily net assets managed by Principal, 0.30% of the next $500 million and 0.25% of average daily net assets over $1 billion. Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner Worldwide Allocation Fund are included in determining breakpoints for the assets managed by Principal.

Partner Socially Responsible Stock Portfolio

The Adviser has entered into a subadvisory agreement with Calvert Investment Management, Inc. (“Calvert”) for the performance of subadvisory services. The fee payable is equal to 0.50% of average daily net assets for the first $50 million, 0.475% for the next $50 million, 0.45% for the next $50 million, 0.425% of the next $100 million and 0.40% for assets over $250 million.

Partner All Cap Growth Portfolio

The Adviser has entered into a subadvisory agreement with Calamos Advisors LLC for the performance of subadvisory services. The fee payable is equal to 0.65% of average daily net assets.

Partner All Cap Value Portfolio

The Adviser has entered into a subadvisory agreement with OppenheimerFunds, Inc. for the performance of subadvisory services. The fee payable is equal to 0.45% of the first $50 million of average daily net assets, 0.40% of the next $200 million and 0.35% of average daily net assets over $250 million.

Partner All Cap Portfolio

The Adviser has entered into a subadvisory agreement with Pyramis Global Advisors, LLC (“Pyramis Advisors”) for the performance of subadvisory services. Pyramis Advisors is a wholly owned subsidiary of Fidelity Management & Research Corporation. The fee payable is equal to 0.60% of average daily net assets for the first $100 million, 0.55% for the next $400 million, 0.50% for the next $250 million and 0.45% for assets over $750 million.

Partner Growth Stock Portfolio

The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. for the performance of subadvisory services. The fee payable is equal to 0.40% of average daily net assets for the first $500 million and 0.35% for assets over $500 million.

Partner Socially Responsible Bond Portfolio

The Adviser has entered into a subadvisory agreement with Calvert for the performance of subadvisory services. The fee payable is equal to 0.40% of average daily net assets for the first $50 million, 0.375% for the next $50 million, 0.35% for the next $50 million, 0.325% of the next $100 million and 0.30% for assets over $250 million.

(C) Expense Reimbursements – As of June 29, 2012, the following voluntary expense reimbursements, as a percentage of net assets, were in effect:

Portfolio	Expense Reimbursement	Expiration Date
Partner Small Cap Growth	0.10%	N/A
Mid Cap Growth II	0.30%	N/A
Partner International Stock	0.08%	N/A
Partner All Cap	0.20%	N/A
Large Cap Growth II	0.15%	N/A
Partner Growth Stock	0.10%	N/A
Money Market[1]	0.10%	N/A

[1]

Thrivent Asset Mgt. has voluntarily agreed to reimburse certain portfolio level expenses of Thrivent Money Market Portfolio to the extent necessary in order to maintain a minimum annualized net yield of 0.00%.

As of June 29, 2012, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Portfolio	Expense Limit	Expiration Date
Partner Healthcare	1.25%	4/30/2013
Partner Natural Resources[1]	1.02%	4/30/2013
Partner Emerging Markets	1.40%	4/30/2013
Partner Utilities	0.90%	4/30/2013
Partner Socially Responsible Stock	0.98%	4/30/2013
Partner All Cap Growth	1.00%	4/30/2013
Partner All Cap Value	0.98%	4/30/2013
Partner Socially Responsible Bond	0.68%	4/30/2013
Mortgage Securities	0.79%	4/30/2013

[1]	Prior contractual expense limit of 1.19% expired on April 30, 2012.

Thrivent Series Fund, Inc.

Notes to Financial Statements

As of June 29, 2012

(unaudited)

Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years.

Each equity, hybrid and fixed income Portfolio may invest cash in High Yield Fund, subject to certain limitations. During the six months ended June 29, 2012, Limited Maturity Bond Portfolio invested in High Yield Fund. This related-party transactions is subject to the same terms as non-related party transactions except that, to avoid duplicate investment advisory fees, Thrivent Financial reimburses an amount equal to the advisory fee which is charged to the Portfolio for its investment in High Yield Fund.

(D) Other Expenses — The Fund has entered into an accounting and administrative services agreement with the Adviser to provide certain accounting and administrative personnel and services to the Portfolios. For the six months ended June 29, 2012, the Adviser received aggregate fees for accounting and administrative personnel and services of $3,738,631 from the Fund.

Each Director is eligible to participate in a deferred compensation plan with respect to fees received from the Fund. Participants in the plan may designate their deferred Director’s fees as if invested in any one of the portfolios of Thrivent Mutual Funds. The value of each Director’s deferred compensation account will increase or decrease as if it were invested in shares of the selected portfolios of Thrivent Mutual Funds. Their fees as well as the change in value are included in Director’s fees in the Statement of Operations. The deferred fees remain in the appropriate fund until distribution in accordance with the plan. The deferred fee liability, included in accrued expenses in the Statement of Assets and Liabilities, is unsecured.

Those Directors not participating in the above plan received $235,285 in fees from the Fund for the six months ended June 29, 2012. In addition, the Fund reimbursed independent Directors for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent directors of the Fund are officers and directors of Thrivent Financial and Thrivent Life; however, they receive no compensation from the Fund.

(E) Indirect Expenses — Some Portfolios invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Portfolios’ expense ratios. The Portfolios indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax-basis, and components of distributable earnings, are finalized. Therefore, as of June 29, 2012, tax-basis balances have not yet been determined.

At December 31, 2011, the following Portfolios had accumulated net realized capital loss carryovers expiring as follows:

Portfolio	Capital Loss Carryover	Expiration Year
Partner Technology	$4,457,272	2016
	2,198,564	2017

	$6,655,836

Real Estate Securities	5,515,463	2017

	$5,515,463

Partner Utilities	241,547	2016
	285,260	2017
	296,017	2018

	$822,824

Partner Small Cap Growth	11,237,188	2017

	$11,237,188

Partner Small Cap Value	2,376,105	2017

	$2,376,105

Small Cap Stock	36,499,516	2017

	$36,499,516

Mid Cap Growth	27,922,302	2017

	$27,922,302

Partner Mid Cap Value	3,300,531	2017

	$3,300,531

Mid Cap Stock	28,879,374	2016
	27,996,719	2017

	$56,876,093

Partner International Stock	62,173,678	2016
	186,079,623	2017

	$248,253,301

Partner Socially Responsible
Stock	372,421	2017
	14,165	2018

	$386,586

Thrivent Series Fund, Inc.

Notes to Financial Statements

As of June 29, 2012

(unaudited)

Portfolio	Capital Loss Carryover	Expiration Year
Partner All Cap Growth	95,936	2017

	$95,936

Partner All Cap Value	429,313	2017

	$429,313

Partner All Cap	2,815,301	2016
	11,312,120	2017

	$14,127,421

Large Cap Growth	163,432,783	2016
	185,657,815	2017

	$349,090,598

Partner Growth Stock	3,321,959	2017

	$3,321,959

Large Cap Value	137,060,849	2017

	$137,060,849

Large Cap Stock	10,245,853	2016
	98,352,276	2017

	$108,598,129

Large Cap Index	3,661,314	2017

	$3,661,314

Equity Income Plus	1,477,681	2016
	5,497,079	2017

	$6,974,760

High Yield	30,516,064	2012
	10,993,224	2013
	560,014	2014
	42,742,264	2016
	46,838,004	2017

	$131,649,570

Diversified Income Plus	6,841,580	2016
	9,354,607	2017

	$16,196,187
Income	17,640,507	2017

	$17,640,507

Limited Maturity Bond	2,074,889	2016
	6,959,975	2017

	$9,034,864

To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.

Capital losses generated during the year ending December 31, 2011 and later, will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010 (the Act). The Act made several changes to the tax rules that impact the Portfolios. Under the Act, if the losses are not reduced by gains, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained. Additionally, these capital losses must be fully utilized before those capital loss carryovers listed with noted expiration dates in the table above, which may make them more likely to expire unused. No new capital losses were generated during the year ending December 31, 2011.

The following Portfolios deferred, on a tax basis, the following Post-October 2011 losses:

Portfolio	Post-October Loss
Partner Worldwide Allocation	$3,055,731

These amounts are deferred for tax purposes, deemed to occur in the next fiscal year, and will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. If the losses are not reduced by gains during the year ending December 31, 2012, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained.

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities – For the six months ended June 29, 2012, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Portfolio	Purchases	Sales
Aggressive Allocation	$140,646	$124,648
Moderately Aggressive Allocation	545,218	470,960
Moderate Allocation	867,268	713,061
Moderately Conservative Allocation	425,463	294,722
Partner Technology	9,704	8,681
Partner Healthcare	3,991	3,804
Partner Natural Resources	6,797	4,425
Partner Emerging Markets	5,065	1,608
Real Estate Securities	17,933	21,086
Partner Utilities	3,722	1,068
Partner Small Cap Growth	113,891	106,285
Partner Small Cap Value	18,789	24,478
Small Cap Stock	140,196	141,043
Small Cap Index	7,770	16,990
Mid Cap Growth II	3,212	3,960
Mid Cap Growth	66,120	84,182
Partner Mid Cap Value	115,524	109,383
Mid Cap Stock	103,134	115,044
Mid Cap Index	3,467	4,272
Partner Worldwide Allocation	215,713	150,838
Partner International Stock	202,171	215,542
Partner Socially Responsible Stock	2,313	1,076
Partner All Cap Growth	3,631	3,602
Partner All Cap Value	4,700	4,807
Partner All Cap	30,911	34,663
Large Cap Growth II	5,048	5,953
Large Cap Growth	415,639	479,622
Partner Growth Stock	9,447	12,645

Thrivent Series Fund, Inc.

Notes to Financial Statements

As of June 29, 2012

(unaudited)

	In thousands
Portfolio	Purchases	Sales
Large Cap Value	434,539	444,247
Large Cap Stock	260,022	281,175
Large Cap Index	6,838	16,931
Equity Income Plus	82,507	69,775
Balanced	10,716	27,726
High Yield	224,338	197,700
Diversified Income Plus	94,839	70,276
Partner Socially Responsible Bond	2,564	3,336
Income	394,641	385,063
Bond Index	16,847	18,241
Limited Maturity Bond	175,145	391,523
Mortgage Securities	1,083	2,066

Purchases and Sales of U.S. Government Securities were:

	In thousands
Portfolio	Purchases	Sales
Aggressive Allocation	$93,149 $	104,347
Moderately Aggressive Allocation	806,082	843,524
Moderate Allocation	1,751,774	1,600,099
Moderately Conservative Allocation	1,560,479	1,463,153
Partner Worldwide Allocation	—	701
Balanced	160,302	159,386
Diversified Income Plus	17,985	18,976
Partner Socially Responsible Bond	10,697	8,384
Income	540,176	521,430
Bond Index	336,734	334,389
Limited Maturity Bond	612,933	629,883
Mortgage Securities	149,836	148,417

(B) Investments in Restricted Securities – Certain Portfolios may own restricted securities that have been deemed illiquid and were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 29, 2012, the following Portfolios held restricted securities:

Portfolio	Number of Securities	Percent of Portfolio’s Net Assets
Partner Growth Stock	12	1.13%
Balanced	2	0.47%
High Yield	3	1.56%
Diversified Income Plus	1	0.28%
Income	3	0.55%
Bond Index	2	0.79%
Limited Maturity Bond	4	0.80%
Mortgage Securities	2	3.52%

The Portfolios have no right to require registration of unregistered securities.

(C) Investments in High-Yielding Securities – High Yield Portfolio invests primarily in high-yielding fixed income securities. Each of the other Portfolios, except Money Market Portfolio, may also invest in high-yielding securities. These securities will typically be in lower rated categories or will be non-rated and generally will involve more risk than securities in higher rated categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

(D) Investments in Options and Futures Contracts – The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio’s hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction which could result in additional losses to the Portfolio.

(E) Written Option Contracts – The number of contracts and premium amounts associated with covered call option contracts written during the six months ended June 29, 2012, were as follows:

	Number of Contracts	Premium Amount
Large Cap Stock
Balance at December 31, 2011	30	$17,050
Opened	170	259,450
Closed	(200)	(276,500)
Expired	—	—
Exercised	—	—

Balance at June 29, 2012	—	$—

Equity Income Plus
Balance at December 31, 2011	891	$181,439
Opened	510	571,560
Closed	(1,401)	(752,999)
Expired	—	—
Exercised	—	—

Balance at June 29, 2012	—	$—

Diversified Income Plus
Balance at December 31, 2011	30	$17,050
Opened	90	132,150
Closed	(120)	(149,200)
Expired	—	—
Exercised	—	—

Balance at June 29, 2012	—	$—

Limited Maturity Bond
Balance at December 31, 2011	—	$—
Opened	150	32,363
Closed	(150)	(32,363)
Expired	—	—
Exercised	—	—

Balance at June 29, 2012	—	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Notes to Financial Statements

As of June 29, 2012

(unaudited)

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Portfolios are permitted to purchase or sell securities from or to certain other Portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio or fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Directors and/ or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price. Pursuant to these procedures, during the six months ended June 29, 2012, the Portfolios engaged in purchases and sales of securities of $9,620,806 and $7,170,573 respectively.

(7) SHARES OF BENEFICIAL INTEREST

The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Portfolio are currently sold only to separate accounts of Thrivent Financial, Thrivent Life and retirement plans sponsored by Thrivent Financial.

As of June 29, 2012, authorized capital stock consists of ten billion shares as follows:

Portfolio	Shares Authorized	Par Value
Aggressive Allocation	300,000,000	$0.01
Moderately Aggressive Allocation	550,000,000	0.01
Moderate Allocation	850,000,000	0.01
Moderately Conservative Allocation	600,000,000	0.01
Partner Technology	100,000,000	0.01
Partner Healthcare	50,000,000	0.01
Partner Natural Resources	200,000,000	0.01
Partner Emerging Markets	150,000,000	0.01
Real Estate Securities	200,000,000	0.01
Partner Utilities	150,000,000	0.01
Partner Small Cap Growth	50,000,000	0.01
Partner Small Cap Value	150,000,000	0.01
Small Cap Stock	200,000,000	0.01
Small Cap Index	200,000,000	0.01
Mid Cap Growth II	200,000,000	0.01
Mid Cap Growth	200,000,000	0.01
Partner Mid Cap Value	50,000,000	0.01
Mid Cap Stock	200,000,000	0.01
Mid Cap Index	200,000,000	0.01
Partner Worldwide Allocation	200,000,000	0.01
Partner International Stock	250,000,000	0.01
Partner Socially Responsible Stock	100,000,000	0.01
Partner All Cap Growth	200,000,000	0.01
Partner All Cap Value	50,000,000	0.01
Partner All Cap	200,000,000	0.01
Large Cap Growth II	200,000,000	0.01
Large Cap Growth	300,000,000	0.01
Partner Growth Stock	100,000,000	0.01
Large Cap Value	200,000,000	0.01
Large Cap Stock	250,000,000	0.01
Large Cap Index	200,000,000	0.01
Equity Income Plus	200,000,000	0.01
Balanced	200,000,000	0.01
High Yield	300,000,000	0.01
Diversified Income Plus	200,000,000	0.01
Partner Socially Responsible Bond	50,000,000	0.01
Income	300,000,000	0.01
Bond Index	200,000,000	0.01
Limited Maturity Bond	450,000,000	0.01
Mortgage Securities	50,000,000	0.01
Money Market	1,200,000,000	0.01

(8) SUBSEQUENT EVENTS

Management of the Portfolios has evaluated the impact of subsequent events and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Thrivent Series Fund, Inc.

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/29/2012 (unaudited)	$11.40	$0.08	$0.51	$0.59	$(0.08)	$(0.52)
Year Ended 12/31/2011	12.22	0.06	(0.52)	(0.46)	(0.16)	(0.20)
Year Ended 12/31/2010	10.66	0.10	1.72	1.82	(0.16)	(0.10)
Year Ended 12/31/2009	8.51	0.09	2.47	2.56	(0.41)	—
Year Ended 12/31/2008	14.09	0.25	(5.34)	(5.09)	(0.18)	(0.31)
Year Ended 12/31/2007	13.01	0.13	1.09	1.22	(0.08)	(0.06)

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/29/2012 (unaudited)	11.19	0.11	0.52	0.63	(0.14)	(0.16)
Year Ended 12/31/2011	11.89	0.12	(0.45)	(0.33)	(0.23)	(0.14)
Year Ended 12/31/2010	10.72	0.17	1.42	1.59	(0.25)	(0.17)
Year Ended 12/31/2009	8.64	0.17	2.37	2.54	(0.46)	—
Year Ended 12/31/2008	13.48	0.33	(4.71)	(4.38)	(0.23)	(0.23)
Year Ended 12/31/2007	12.66	0.18	0.80	0.98	(0.11)	(0.05)

MODERATE ALLOCATION PORTFOLIO
Period Ended 6/29/2012 (unaudited)	11.25	0.10	0.51	0.61	(0.19)	(0.08)
Year Ended 12/31/2011	11.79	0.17	(0.28)	(0.11)	(0.26)	(0.17)
Year Ended 12/31/2010	10.82	0.22	1.21	1.43	(0.29)	(0.17)
Year Ended 12/31/2009	8.92	0.23	2.14	2.37	(0.47)	—
Year Ended 12/31/2008	12.82	0.37	(3.83)	(3.46)	(0.27)	(0.17)
Year Ended 12/31/2007	12.22	0.24	0.58	0.82	(0.15)	(0.07)

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Period Ended 6/29/2012 (unaudited)	11.28	0.09	0.44	0.53	(0.19)	(0.09)
Year Ended 12/31/2011	11.66	0.18	(0.16)	0.02	(0.25)	(0.15)
Year Ended 12/31/2010	10.91	0.23	0.97	1.20	(0.28)	(0.17)
Year Ended 12/31/2009	9.27	0.24	1.82	2.06	(0.42)	—
Year Ended 12/31/2008	12.08	0.37	(2.80)	(2.43)	(0.29)	(0.09)
Year Ended 12/31/2007	11.69	0.27	0.39	0.66	(0.20)	(0.07)

PARTNER TECHNOLOGY PORTFOLIO
Period Ended 6/29/2012 (unaudited)	6.20	(0.01)	0.94	0.93	—	—
Year Ended 12/31/2011	7.11	(0.01)	(0.90)	(0.91)	—	—
Year Ended 12/31/2010	5.69	(0.04)	1.46	1.42	—	—
Year Ended 12/31/2009	3.63	(0.03)	2.09	2.06	—	—
Year Ended 12/31/2008	8.24	—	(3.59)	(3.59)	—	(1.02)
Year Ended 12/31/2007	7.67	(0.01)	0.85	0.84	—	(0.27)

PARTNER HEALTHCARE PORTFOLIO
Period Ended 6/29/2012 (unaudited)	11.26	0.07	1.55	1.62	(0.04)	(0.15)
Year Ended 12/31/2011	12.08	0.03	(0.46)	(0.43)	—	(0.39)
Year Ended 12/31/2010	11.08	(0.02)	1.22	1.20	(0.02)	(0.18)
Year Ended 12/31/2009	8.94	0.02	2.12	2.14	—	—
Year Ended 12/31/2008 (c)	10.00	—	(1.05)	(1.05)	(0.01)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, April 30, 2008.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.60)	$11.39	5.26%	$590.1	0.51%	1.46%	0.51%	1.46%	40%
(0.36)	11.40	(3.93)%	560.6	0.42%	0.49%	0.43%	0.47%	74%
(0.26)	12.22	17.53%	587.1	0.34%	0.95%	0.39%	0.90%	68%
(0.41)	10.66	30.62%	497.6	0.23%	1.29%	0.26%	1.27%	22%
(0.49)	8.51	(37.23)%	354.3	0.20%	2.45%	0.20%	2.45%	30%
(0.14)	14.09	9.33%	496.4	0.15%	1.17%	0.20%	1.12%	16%

(0.30)	11.52	5.65%	2,880.9	0.41%	1.94%	0.41%	1.94%	50%
(0.37)	11.19	(2.86)%	2,659.6	0.33%	1.22%	0.33%	1.22%	64%
(0.42)	11.89	15.43%	2,505.6	0.28%	1.83%	0.28%	1.83%	39%
(0.46)	10.72	29.80%	1,983.0	0.20%	2.41%	0.20%	2.41%	17%
(0.46)	8.64	(33.40)%	1,354.6	0.17%	3.36%	0.17%	3.36%	27%
(0.16)	13.48	7.74%	1,780.8	0.13%	1.86%	0.17%	1.82%	18%

(0.27)	11.59	5.45%	4,698.4	0.38%	2.15%	0.38%	2.15%	57%
(0.43)	11.25	(1.02)%	4,133.6	0.29%	1.86%	0.29%	1.86%	53%
(0.46)	11.79	13.68%	3,569.4	0.26%	2.51%	0.26%	2.51%	30%
(0.47)	10.82	26.89%	2,658.5	0.19%	3.16%	0.19%	3.16%	16%
(0.44)	8.92	(27.74)%	1,811.6	0.17%	3.91%	0.17%	3.91%	22%
(0.22)	12.82	6.75%	2,168.9	0.14%	2.68%	0.17%	2.65%	18%

(0.28)	11.53	4.63%	2,435.9	0.41%	2.05%	0.41%	2.05%	88%
(0.40)	11.28	0.20%	2,055.3	0.31%	2.14%	0.31%	2.14%	46%
(0.45)	11.66	11.41%	1,591.3	0.28%	2.81%	0.28%	2.81%	30%
(0.42)	10.91	22.53%	1,075.4	0.22%	3.41%	0.22%	3.41%	16%
(0.38)	9.27	(20.61)%	714.8	0.18%	4.09%	0.18%	4.09%	21%
(0.27)	12.08	5.59%	756.9	0.17%	3.36%	0.19%	3.34%	13%

—	7.13	14.98%	34.2	1.14%	(0.40)%	1.14%	(0.40)%	26%
—	6.20	(12.83)%	29.6	1.13%	(0.21)%	1.13%	(0.21)%	56%
—	7.11	25.00%	36.3	1.15%	(0.57)%	1.15%	(0.57)%	54%
—	5.69	56.58%	30.9	1.22%	(0.67)%	1.23%	(0.68)%	181%
(1.02)	3.63	(48.32)%	24.3	0.89%	(0.01)%	0.91%	(0.03)%	269%
(0.27)	8.24	11.08%	56.6	0.86%	(0.14)%	0.87%	(0.15)%	147%

(0.19)	12.69	14.38%	21.1	1.25%	1.17%	1.58%	0.84%	20%
(0.39)	11.26	(3.79)%	18.0	1.30%	0.24%	1.64%	(0.11)%	66%
(0.20)	12.08	11.13%	17.9	1.39%	(0.15)%	1.71%	(0.47)%	45%
—	11.08	23.83%	13.3	1.39%	0.19%	2.10%	(0.52)%	80%
(0.01)	8.94	(10.48)%	7.1	1.39%	(0.09)%	2.12%	(0.83)%	40%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital
PARTNER NATURAL RESOURCES PORTFOLIO
Period Ended 6/29/2012 (unaudited)	$8.33	$0.02	$(0.76)	$(0.74)	$(0.02)	$(1.02)	$—
Year Ended 12/31/2011	9.56	0.02	(1.24)	(1.22)	(0.01)	—	—
Year Ended 12/31/2010	8.23	—	1.34	1.34	(0.01)	—	—
Year Ended 12/31/2009	5.72	0.01	2.50	2.51	—	—	—
Year Ended 12/31/2008 (c)	10.00	0.01	(4.28)	(4.27)	(0.01)	—	—

PARTNER EMERGING MARKETS PORTFOLIO
Period Ended 6/29/2012 (unaudited)	10.92	0.10	0.98	1.08	(0.07)	(0.06)	—
Year Ended 12/31/2011	12.38	0.15	(1.48)	(1.33)	(0.13)	—	—
Year Ended 12/31/2010	9.72	0.06	2.60	2.66	—	—	—
Year Ended 12/31/2009	5.59	0.04	4.13	4.17	(0.04)	—	—
Year Ended 12/31/2008 (c)	10.00	0.06	(4.42)	(4.36)	(0.05)	—	—

REAL ESTATE SECURITIES PORTFOLIO
Period Ended 6/29/2012 (unaudited)	15.77	0.14	2.13	2.27	(0.65)	—	—
Year Ended 12/31/2011 (d)	14.49	0.22	1.06	1.28	—	—	—
Year Ended 12/31/2010	11.67	0.22	2.99	3.21	(0.39)	—	—
Year Ended 12/31/2009	9.34	0.29	2.44	2.73	(0.29)	—	(0.11)
Year Ended 12/31/2008	17.74	0.41	(6.35)	(5.94)	(0.74)	(1.46)	(0.26)
Year Ended 12/31/2007	22.93	0.32	(3.84)	(3.52)	(0.30)	(1.37)	—

PARTNER UTILITIES PORTFOLIO
Period Ended 6/29/2012 (unaudited)	8.65	0.06	0.39	0.45	(0.14)	—	—
Year Ended 12/31/2011	8.10	0.13	0.60	0.73	(0.18)	—	—
Year Ended 12/31/2010	7.76	0.18	0.33	0.51	(0.17)	—	—
Year Ended 12/31/2009	6.93	0.18	0.65	0.83	—	—	—
Year Ended 12/31/2008 (c)	10.00	0.12	(3.08)	(2.96)	(0.11)	—	—

PARTNER SMALL CAP GROWTH PORTFOLIO
Period Ended 6/29/2012 (unaudited)	12.42	(0.02)	0.78	0.76	—	—	—
Year Ended 12/31/2011	12.92	(0.08)	0.42	(0.50)	—	—	—
Year Ended 12/31/2010	10.03	(0.07)	2.96	2.89	—	—	—
Year Ended 12/31/2009	7.45	(0.03)	2.62	2.59	(0.01)	—	—
Year Ended 12/31/2008	13.94	0.01	(5.77)	(5.76)	—	(0.73)	—
Year Ended 12/31/2007	13.58	(0.04)	1.21	1.17	—	(0.81)	—

PARTNER SMALL CAP VALUE PORTFOLIO
Period Ended 6/29/2012 (unaudited)	18.64	0.13	0.76	0.89	(0.13)	—	—
Year Ended 12/31/2011	19.06	0.10	(0.48)	(0.38)	(0.04)	—	—
Year Ended 12/31/2010	15.58	0.13	3.52	3.65	(0.17)	—	—
Year Ended 12/31/2009	12.07	0.11	3.52	3.63	(0.11)	(0.01)	—
Year Ended 12/31/2008	18.44	0.13	(4.85)	(4.72)	(0.20)	(1.45)	—
Year Ended 12/31/2007	19.57	0.11	(0.21)	(0.10)	(0.07)	(0.96)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, April 30, 2008.
(d)	Per share amounts have been calculated using the average shares outstanding method.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(1.04)	$6.55	(8.27)%	$30.3	1.09%	0.59%	1.13%	0.55%	14%
(0.01)	8.33	(12.84)%	31.6	1.12%	0.17%	1.12%	0.17%	118%
(0.01)	9.56	16.33%	28.7	1.20%	(0.06)%	1.28%	(0.15)%	2%
—	8.23	43.72%	21.1	1.19%	0.15%	1.70%	(0.36)%	2%
(0.01)	5.72	(42.68)%	6.6	1.19%	0.23%	1.87%	(0.45)%	1%

(0.13)	11.87	9.92%	45.7	1.40%	1.91%	1.63%	1.68%	4%
(0.13)	10.92	(10.83)%	38.9	1.43%	1.27%	1.66%	1.04%	6%
—	12.38	27.33%	40.9	1.50%	0.74%	1.88%	0.36%	4%
(0.04)	9.72	74.70%	17.4	1.50%	0.78%	2.91%	(0.63)%	13%
(0.05)	5.59	(43.58)%	5.3	1.50%	1.18%	2.68%	0.00%	25%

(0.65)	17.39	14.56%	119.9	0.93%	1.43%	0.93%	1.43%	16%
—	15.77	8.83%	108.0	0.87%	1.47%	0.87%	1.47%	16%
(0.39)	14.49	27.56%	329.5	0.87%	1.62%	0.87%	1.62%	15%
(0.40)	11.67	29.08%	265.4	0.89%	3.34%	0.90%	3.33%	18%
(2.46)	9.34	(37.24)%	197.4	0.85%	2.74%	0.86%	2.73%	45%
(1.67)	17.74	(16.80)%	326.4	0.86%	1.60%	0.86%	1.60%	71%

(0.14)	8.96	5.23%	12.9	0.91%	1.77%	1.71%	0.97%	10%
(0.18)	8.65	9.08%	11.1	0.90%	2.13%	2.05%	0.99%	92%
(0.17)	8.10	6.69%	7.9	0.91%	2.80%	2.48%	1.23%	22%
—	7.76	12.00%	6.4	0.90%	2.93%	3.10%	0.73%	22%
(0.11)	6.93	(29.57)%	4.4	0.90%	2.55%	2.31%	1.14%	22%

—	13.18	6.15%	222.9	0.99%	(0.39)%	1.09%	(0.49)%	51%
—	12.42	(3.85)%	197.5	1.00%	(0.63)%	1.10%	(0.73)%	101%
—	12.92	28.86%	208.5	1.01%	(0.62)%	1.11%	(0.72)%	100%
(0.01)	10.03	34.75%	160.5	1.02%	(0.39)%	1.14%	(0.51)%	118%
(0.73)	7.45	(43.23)%	112.5	0.98%	0.08%	1.09%	(0.04)%	199%
(0.81)	13.94	8.52%	167.6	0.99%	(0.32)%	1.10%	(0.42)%	98%

(0.13)	19.40	4.81%	255.8	0.88%	1.27%	0.88%	1.27%	7%
(0.04)	18.64	(1.99)%	250.4	0.88%	0.52%	0.88%	0.52%	10%
(0.17)	19.06	23.46%	266.9	0.88%	0.75%	0.88%	0.75%	19%
(0.12)	15.58	30.24%	226.3	0.89%	0.86%	0.90%	0.85%	19%
(1.65)	12.07	(27.05)%	167.9	0.86%	1.08%	0.87%	1.07%	31%
(1.03)	18.44	(1.03)%	185.6	0.86%	0.68%	0.87%	0.66%	29%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
SMALL CAP STOCK PORTFOLIO
Period Ended 6/29/2012 (unaudited)	$11.99	$0.01	$0.24	$0.25	$—	$—
Year Ended 12/31/2011	12.66	(0.01)	(0.66)	(0.67)	—	—
Year Ended 12/31/2010	10.13	(0.01)	2.54	2.53	—	—
Year Ended 12/31/2009	8.49	0.07	1.65	1.72	(0.08)	—
Year Ended 12/31/2008	15.48	0.06	(5.34)	(5.28)	(0.13)	(1.58)
Year Ended 12/31/2007	15.43	0.10	0.88	0.98	(0.05)	(0.88)
SMALL CAP INDEX PORTFOLIO
Period Ended 6/29/2012 (unaudited)	12.77	0.07	0.87	0.94	(0.09)	(1.14)
Year Ended 12/31/2011	13.19	0.10	(0.02)	0.08	(0.11)	(0.39)
Year Ended 12/31/2010	10.57	0.11	2.60	2.71	(0.09)	—
Year Ended 12/31/2009	10.54	0.11	2.03	2.14	(0.22)	(1.89)
Year Ended 12/31/2008	19.21	0.22	(5.15)	(4.93)	(0.20)	(3.54)
Year Ended 12/31/2007	21.55	0.24	(0.11)	0.13	(0.14)	(2.33)

MID CAP GROWTH PORTFOLIO II
Period Ended 6/29/2012 (unaudited)	9.17	(0.06)	0.58	0.52	—	(1.30)
Year Ended 12/31/2011 (c)	9.95	(0.01)	(0.40)	(0.41)	(0.01)	(0.36)
Year Ended 12/31/2010	8.43	0.01	2.32	2.33	—	(0.81)
Year Ended 12/31/2009	5.65	—	2.78	2.78	—	—
Year Ended 12/31/2008	11.42	0.01	(4.37)	(4.36)	(0.03)	(1.38)
Year Ended 12/31/2007	11.37	0.03	2.13	2.16	(0.06)	(2.05)

MID CAP GROWTH PORTFOLIO
Period Ended 6/29/2012 (unaudited)	17.50	0.02	1.10	1.12	(0.04)	—
Year Ended 12/31/2011	18.56	0.04	(1.04)	(1.00)	(0.06)	—
Year Ended 12/31/2010	14.42	0.06	4.12	4.18	(0.04)	—
Year Ended 12/31/2009	9.55	0.04	4.83	4.87	—	—
Year Ended 12/31/2008	20.18	0.10	(7.19)	(7.09)	(0.18)	(3.36)
Year Ended 12/31/2007	17.59	0.08	3.38	3.46	(0.08)	(0.79)

PARTNER MID CAP VALUE PORTFOLIO
Period Ended 6/29/2012 (unaudited)	12.51	0.06	0.88	0.94	(0.11)	—
Year Ended 12/31/2011	13.38	0.11	(0.95)	(0.84)	(0.03)	—
Year Ended 12/31/2010	10.82	0.08	2.58	2.66	(0.10)	—
Year Ended 12/31/2009	8.25	0.12	2.54	2.66	(0.09)	—
Year Ended 12/31/2008	13.41	0.08	(4.61)	(4.53)	(0.18)	(0.45)
Year Ended 12/31/2007	13.06	0.14	0.28	0.42	—	(0.07)

MID CAP STOCK PORTFOLIO
Period Ended 6/29/2012 (unaudited)	11.48	0.02	0.62	0.64	(0.03)	—
Year Ended 12/31/2011	12.25	0.03	(0.79)	(0.76)	(0.01)	—
Year Ended 12/31/2010	9.80	0.05	2.45	2.50	(0.05)	—
Year Ended 12/31/2009	7.08	0.05	2.72	2.77	(0.05)	—
Year Ended 12/31/2008	13.15	0.04	(5.08)	(5.04)	(0.12)	(0.91)
Year Ended 12/31/2007	13.41	0.08	0.76	0.84	(0.12)	(0.98)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Per share amounts have been calculated using the average shares outstanding method.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$—	$12.24	2.09%	$259.5	0.76%	0.16%	0.76%	0.16%	62%
—	11.99	(5.31)%	263.8	0.76%	(0.10)%	0.76%	(0.10)%	88%
—	12.66	25.09%	303.2	0.77%	(0.11)%	0.77%	(0.11)%	208%
(0.08)	10.13	20.38%	258.5	0.78%	0.65%	0.78%	0.65%	254%
(1.71)	8.49	(37.52)%	288.1	0.73%	0.66%	0.75%	0.64%	286%
(0.93)	15.48	6.14%	399.9	0.72%	0.66%	0.74%	0.65%	126%

(1.23)	12.48	7.82%	191.5	0.46%	1.03%	0.46%	1.03%	4%
(0.50)	12.77	0.53%	189.0	0.45%	0.63%	0.45%	0.63%	13%
(0.09)	13.19	25.88%	220.1	0.46%	0.86%	0.46%	0.86%	11%
(2.11)	10.57	25.29%	203.9	0.47%	0.94%	0.48%	0.94%	13%
(3.74)	10.54	(31.07)%	192.2	0.42%	1.28%	0.42%	1.28%	31%
(2.47)	19.21	(0.50)%	357.9	0.39%	1.00%	0.39%	0.99%	16%

(1.30)	8.39	6.09%	17.0	1.96%	(1.37)%	2.26%	(1.67)%	19%
(0.37)	9.17	(4.32)%	17.0	0.72%	(0.13)%	1.02%	(0.43)%	83%
(0.81)	9.95	28.03%	160.2	0.72%	0.12%	1.02%	(0.18)%	55%
—	8.43	49.31%	125.8	0.68%	(0.05)%	1.05%	(0.42)%	73%
(1.41)	5.65	(42.71)%	80.8	0.56%	0.30%	1.07%	(0.22)%	104%
(2.11)	11.42	19.80%	32.4	0.59%	0.18%	1.11%	(0.33)%	81%

(0.04)	18.58	6.42%	349.2	0.46%	0.14%	0.46%	0.14%	19%
(0.06)	17.50	(5.43)%	348.8	0.46%	0.21%	0.46%	0.21%	67%
(0.04)	18.56	29.11%	419.9	0.46%	0.34%	0.46%	0.34%	48%
—	14.42	50.94%	365.2	0.48%	0.30%	0.48%	0.29%	61%
(3.54)	9.55	(41.13)%	275.1	0.44%	0.54%	0.45%	0.52%	82%
(0.87)	20.18	19.92%	669.8	0.44%	0.35%	0.45%	0.34%	80%

(0.11)	13.34	7.57%	230.6	0.84%	0.92%	0.84%	0.92%	48%
(0.03)	12.51	(6.33)%	215.8	0.84%	0.84%	0.84%	0.84%	76%
(0.10)	13.38	24.73%	232.2	0.85%	0.72%	0.85%	0.72%	91%
(0.09)	10.82	32.33%	183.7	0.87%	1.42%	0.88%	1.41%	114%
(0.63)	8.25	(35.05)%	123.3	0.83%	1.41%	0.85%	1.39%	97%
(0.07)	13.41	3.16%	95.0	0.89%	1.24%	0.90%	1.23%	85%

(0.03)	12.09	5.57%	474.8	0.72%	0.31%	0.72%	0.31%	23%
(0.01)	11.48	(6.29)%	457.0	0.72%	0.24%	0.72%	0.24%	35%
(0.05)	12.25	25.60%	511.5	0.73%	0.45%	0.73%	0.45%	78%
(0.05)	9.80	39.10%	443.5	0.73%	0.55%	0.74%	0.54%	53%
(1.03)	7.08	(40.75)%	379.9	0.72%	0.81%	0.73%	0.80%	234%
(1.10)	13.15	5.70%	387.9	0.72%	0.70%	0.74%	0.69%	215%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MID CAP INDEX PORTFOLIO
Period Ended 6/29/2012 (unaudited)	$11.79	$0.05	$0.82	$0.87	$(0.10)	$(1.21)
Year Ended 12/31/2011	12.91	0.10	(0.33)	(0.23)	(0.11)	(0.78)
Year Ended 12/31/2010	10.37	0.11	2.55	2.66	(0.12)	—
Year Ended 12/31/2009	8.31	0.12	2.72	2.84	(0.18)	(0.60)
Year Ended 12/31/2008	15.20	0.19	(5.02)	(4.83)	(0.19)	(1.87)
Year Ended 12/31/2007	15.05	0.20	1.00	1.20	(0.15)	(0.90)

PARTNER WORLDWIDE ALLOCATION PORTFOLIO
Period Ended 6/29/2012 (unaudited)	7.39	0.12	0.26	0.38	—	—
Year Ended 12/31/2011	8.77	0.19	(1.26)	(1.07)	(0.17)	(0.14)
Year Ended 12/31/2010	7.84	0.11	0.93	1.04	(0.11)	—
Year Ended 12/31/2009	6.03	0.10	1.81	1.91	(0.10)	—
Year Ended 12/31/2008 (c)	10.00	0.07	(3.98)	(3.91)	(0.06)	—

PARTNER INTERNATIONAL STOCK PORTFOLIO
Period Ended 6/29/2012 (unaudited)	9.18	0.19	0.12	0.31	(0.26)	—
Year Ended 12/31/2011	10.67	0.26	(1.75)	(1.49)	—	—
Year Ended 12/31/2010	9.99	0.20	0.68	0.88	(0.20)	—
Year Ended 12/31/2009	8.18	0.20	1.82	2.02	(0.21)	—
Year Ended 12/31/2008	17.26	0.33	(6.56)	(6.23)	(0.68)	(2.17)
Year Ended 12/31/2007	16.32	0.36	1.37	1.73	(0.24)	(0.55)

PARTNER SOCIALLY RESPONSIBLE STOCK PORTFOLIO
Period Ended 6/29/2012 (unaudited)	10.16	0.01	0.96	0.97	—	—
Year Ended 12/31/2011	10.35	—	(0.19)	(0.19)	—	—
Year Ended 12/31/2010	8.76	—	1.60	1.60	(0.01)	—
Year Ended 12/31/2009	6.48	0.03	2.29	2.32	(0.04)	—
Year Ended 12/31/2008 (c)	10.00	0.02	(3.52)	(3.50)	(0.02)	—

PARTNER ALL CAP GROWTH PORTFOLIO
Period Ended 6/29/2012 (unaudited)	9.35	—	0.71	0.71	—	—
Year Ended 12/31/2011	10.07	(0.03)	(0.69)	(0.72)	—	—
Year Ended 12/31/2010	8.03	(0.01)	2.05	2.04	—	—
Year Ended 12/31/2009	5.34	(0.01)	2.70	2.69	—	—
Year Ended 12/31/2008 (c)	10.00	(0.01)	(4.65)	(4.66)	—	—

PARTNER ALL CAP VALUE PORTFOLIO
Period Ended 6/29/2012 (unaudited)	8.12	0.04	0.20	0.24	(0.05)	—
Year Ended 12/31/2011	9.09	0.05	(0.97)	(0.92)	(0.05)	—
Year Ended 12/31/2010	7.65	0.03	1.41	1.44	—	—
Year Ended 12/31/2009	5.47	0.06	2.20	2.26	(0.08)	—
Year Ended 12/31/2008 (c)	10.00	0.08	(4.51)	(4.43)	(0.10)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, April 30, 2008.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(1.31)	$11.35	7.71%	$81.7	0.53%	0.79%	0.53%	0.79%	4%
(0.89)	11.79	(2.23)%	78.1	0.53%	0.72%	0.53%	0.72%	16%
(0.12)	12.91	25.91%	94.2	0.54%	0.81%	0.54%	0.81%	13%
(0.78)	10.37	36.69%	86.9	0.56%	1.19%	0.57%	1.19%	18%
(2.06)	8.31	(36.29)%	75.1	0.46%	1.33%	0.46%	1.32%	24%
(1.05)	15.20	7.63%	146.2	0.43%	1.16%	0.43%	1.15%	20%

—	7.77	5.14%	654.8	0.98%	3.37%	0.98%	3.37%	27%
(0.31)	7.39	(12.13)%	495.6	0.99%	2.25%	0.99%	2.25%	64%
(0.11)	8.77	13.43%	522.6	1.00%	1.73%	1.05%	1.68%	84%
(0.10)	7.84	31.67%	254.9	1.00%	2.01%	1.20%	1.81%	80%
(0.06)	6.03	(39.09)%	105.9	1.00%	2.17%	1.25%	1.92%	49%

(0.26)	9.23	3.50%	716.2	0.90%	3.84%	0.97%	3.77%	28%
—	9.18	(13.91)%	709.8	0.82%	2.43%	0.90%	2.35%	73%
(0.20)	10.67	8.78%	889.3	0.83%	1.97%	0.91%	1.89%	100%
(0.21)	9.99	24.79%	882.9	0.85%	2.29%	0.91%	2.23%	76%
(2.85)	8.18	(41.10)%	778.1	0.81%	2.54%	0.89%	2.46%	70%
(0.79)	17.26	10.57%	1,443.8	0.81%	2.11%	0.88%	2.04%	113%

—	11.13	9.52%	8.0	0.98%	0.12%	2.47%	(1.37)%	16%
—	10.16	(1.82)%	6.1	0.98%	0.01%	2.99%	(2.00)%	45%
(0.01)	10.35	18.31%	4.4	0.98%	0.05%	3.63%	(2.60)%	41%
(0.04)	8.76	35.65%	4.1	0.98%	0.41%	4.06%	(2.67)%	41%
(0.02)	6.48	(34.98)%	3.2	0.98%	0.30%	2.19%	(0.92)%	32%

—	10.06	7.61%	13.6	1.00%	(0.06)%	1.81%	(0.87)%	27%
—	9.35	(7.13)%	12.7	1.00%	(0.26)%	1.85%	(1.12)%	76%
—	10.07	25.33%	11.8	1.00%	(0.17)%	2.26%	(1.42)%	77%
—	8.03	50.32%	8.1	1.00%	(0.15)%	3.79%	(2.94)%	46%
—	5.34	(46.57)%	2.4	1.00%	(0.14)%	2.64%	(1.79)%	62%

(0.05)	8.31	2.96%	6.6	0.98%	0.84%	2.58%	(0.76)%	72%
(0.05)	8.12	(10.16)%	6.7	0.98%	0.59%	2.42%	(0.85)%	139%
—	9.09	18.86%	7.4	0.99%	0.39%	2.77%	(1.39)%	146%
(0.08)	7.65	41.20%	5.5	0.98%	1.26%	4.67%	(2.43)%	143%
(0.10)	5.47	(44.21)%	2.5	0.98%	1.43%	2.80%	(0.40)%	168%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER ALL CAP PORTFOLIO
Period Ended 6/29/2012 (unaudited)	$8.44	$0.04	$0.65	$0.69	$(0.04)	$—
Year Ended 12/31/2011	8.93	0.06	(0.49)	(0.43)	(0.06)	—
Year Ended 12/31/2010	7.73	0.04	1.22	1.26	(0.06)	—
Year Ended 12/31/2009	6.10	0.06	1.66	1.72	(0.09)	—
Year Ended 12/31/2008	13.00	0.09	(5.05)	(4.96)	(0.08)	(1.86)
Year Ended 12/31/2007	12.03	0.07	2.28	2.35	(0.06)	(1.32)

LARGE CAP GROWTH PORTFOLIO II
Period Ended 6/29/2012 (unaudited)	6.37	(0.01)	0.52	0.51	(0.14)	(2.15)
Year Ended 12/31/2011 (c)	6.94	0.02	(0.45)	(0.43)	(0.01)	(0.13)
Year Ended 12/31/2010	7.32	0.02	0.55	0.57	(0.02)	(0.93)
Year Ended 12/31/2009	5.85	0.05	2.26	2.31	(0.04)	(0.80)
Year Ended 12/31/2008	11.96	0.02	(4.49)	(4.47)	(0.06)	(1.58)
Year Ended 12/31/2007	11.00	0.06	1.71	1.77	(0.08)	(0.73)

LARGE CAP GROWTH PORTFOLIO
Period Ended 6/29/2012 (unaudited)	15.96	0.10	1.67	1.77	(0.01)	—
Year Ended 12/31/2011	16.98	0.10	(1.02)	(0.92)	(0.10)	—
Year Ended 12/31/2010	15.40	0.09	1.58	1.67	(0.09)	—
Year Ended 12/31/2009	10.96	0.11	4.43	4.54	(0.10)	—
Year Ended 12/31/2008	19.23	0.18	(8.26)	(8.08)	(0.19)	—
Year Ended 12/31/2007	16.64	0.12	2.67	2.79	(0.20)	—

PARTNER GROWTH STOCK PORTFOLIO
Period Ended 6/29/2012 (unaudited)	11.41	(0.01)	1.51	1.50	—	—
Year Ended 12/31/2011	11.58	(0.03)	(0.14)	(0.17)	—	—
Year Ended 12/31/2010	9.93	(0.02)	1.67	1.65	—	—
Year Ended 12/31/2009	6.96	—	3.00	3.00	(0.03)	—
Year Ended 12/31/2008	13.55	0.05	(5.29)	(5.24)	(0.09)	(1.26)
Year Ended 12/31/2007	13.08	0.08	1.14	1.22	(0.07)	(0.68)

LARGE CAP VALUE PORTFOLIO
Period Ended 6/29/2012 (unaudited)	10.39	0.11	0.57	0.68	(0.19)	—
Year Ended 12/31/2011	10.73	0.18	(0.52)	(0.34)	—	—
Year Ended 12/31/2010	9.65	0.14	1.08	1.22	(0.14)	—
Year Ended 12/31/2009	8.10	0.16	1.55	1.71	(0.16)	—
Year Ended 12/31/2008	13.41	0.23	(4.66)	(4.43)	(0.43)	(0.45)
Year Ended 12/31/2007	13.50	0.19	0.48	0.67	(0.17)	(0.59)

LARGE CAP STOCK PORTFOLIO
Period Ended 6/29/2012 (unaudited)	8.11	0.06	0.57	0.63	(0.09)	—
Year Ended 12/31/2011	8.50	0.09	(0.48)	(0.39)	—	—
Year Ended 12/31/2010	7.72	0.06	0.78	0.84	(0.06)	—
Year Ended 12/31/2009	6.11	0.07	1.61	1.68	(0.07)	—
Year Ended 12/31/2008	11.04	0.15	(4.05)	(3.90)	(0.28)	(0.75)
Year Ended 12/31/2007	10.54	0.12	0.68	0.80	(0.12)	(0.18)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Per share amounts have been calculated using the average shares outstanding method.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/ (Loss)	Expenses	Net Investment Income/ (Loss)	Portfolio Turnover Rate

$(0.04)	$9.09	8.21%	$51.6	1.05%	0.72%	1.25%	0.52%	59%
(0.06)	8.44	(4.83)%	51.4	1.03%	0.56%	1.23%	0.36%	124%
(0.06)	8.93	16.34%	62.4	1.02%	0.47%	1.22%	0.27%	180%
(0.09)	7.73	28.48%	62.6	1.04%	0.76%	1.24%	0.56%	231%
(1.94)	6.10	(42.91)%	56.2	0.86%	0.84%	1.07%	0.64%	260%
(1.38)	13.00	20.37%	117.6	0.84%	0.61%	1.05%	0.41%	169%

(2.29)	4.59	8.78%	13.1	2.47%	(0.89)%	2.62%	(1.04)%	38%
(0.14)	6.37	(6.25)%	12.9	0.68%	0.33%	0.87%	0.14%	169%
(0.95)	6.94	8.35%	385.1	0.62%	0.32%	0.87%	0.07%	231%
(0.84)	7.32	39.78%	357.4	0.57%	0.67%	0.87%	0.37%	235%
(1.64)	5.85	(41.92)%	309.0	0.62%	0.90%	1.03%	0.49%	149%
(0.81)	11.96	16.47%	34.0	0.65%	0.39%	1.06%	(0.01)%	156%

(0.01)	17.72	11.03%	840.7	0.45%	1.14%	0.45%	1.14%	51%
(0.10)	15.96	(5.42)%	805.3	0.44%	0.55%	0.44%	0.55%	216%
(0.09)	16.98	10.90%	983.3	0.45%	0.56%	0.45%	0.56%	231%
(0.10)	15.40	41.40%	1,025.3	0.45%	0.79%	0.45%	0.79%	216%
(0.19)	10.96	(42.00)%	844.5	0.44%	0.74%	0.45%	0.73%	177%
(0.20)	19.23	16.75%	2,553.5	0.44%	0.63%	0.45%	0.63%	163%

—	12.91	13.19%	55.6	0.97%	(0.21)%	1.07%	(0.31)%	17%
—	11.41	(1.49)%	51.1	0.96%	(0.20)%	1.06%	(0.30)%	26%
—	11.58	16.62%	61.4	0.95%	(0.19)%	1.05%	(0.29)%	36%
(0.03)	9.93	43.17%	61.3	0.98%	0.01%	1.08%	(0.09)%	53%
(1.35)	6.96	(42.13)%	52.1	0.82%	0.34%	0.92%	0.23%	44%
(0.75)	13.55	9.28%	118.1	0.80%	0.59%	0.91%	0.48%	55%

(0.19)	10.88	6.57%	786.6	0.64%	1.89%	0.64%	1.89%	56%
—	10.39	(3.08)%	752.1	0.64%	1.70%	0.64%	1.70%	73%
(0.14)	10.73	12.61%	811.3	0.65%	1.39%	0.65%	1.39%	109%
(0.16)	9.65	21.11%	733.0	0.65%	1.77%	0.65%	1.77%	110%
(0.88)	8.10	(34.33)%	664.1	0.64%	2.16%	0.65%	2.16%	53%
(0.76)	13.41	4.70%	1,004.9	0.64%	1.68%	0.65%	1.67%	37%

(0.09)	8.65	7.76%	595.9	0.69%	1.43%	0.69%	1.43%	45%
—	8.11	(4.58)%	565.8	0.69%	1.00%	0.69%	1.00%	139%
(0.06)	8.50	10.82%	628.3	0.69%	0.74%	0.69%	0.74%	181%
(0.07)	7.72	27.59%	617.3	0.70%	1.03%	0.71%	1.03%	169%
(1.03)	6.11	(37.68)%	497.4	0.66%	1.42%	0.67%	1.41%	100%
(0.30)	11.04	7.57%	1,060.1	0.65%	1.31%	0.66%	1.30%	114%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
LARGE CAP INDEX PORTFOLIO
Period Ended 6/29/2012 (unaudited)	$17.71	$0.18	$1.45	$1.63	$(0.33)	$—
Year Ended 12/31/2011	17.71	0.34	(0.04)	0.30	(0.30)	—
Year Ended 12/31/2010	15.76	0.30	1.95	2.25	(0.30)	—
Year Ended 12/31/2009	13.72	0.33	2.98	3.31	(0.45)	(0.82)
Year Ended 12/31/2008	25.18	0.47	(8.99)	(8.52)	(0.50)	(2.44)
Year Ended 12/31/2007	25.32	0.49	0.87	1.36	(0.44)	(1.06)

EQUITY INCOME PLUS PORTFOLIO
Period Ended 6/29/2012 (unaudited)	8.81	0.10	0.58	0.68	(0.14)	—
Year Ended 12/31/2011	9.06	0.15	(0.37)	(0.22)	(0.03)	—
Year Ended 12/31/2010	7.91	0.15	1.13	1.28	(0.13)	—
Year Ended 12/31/2009	6.89	0.14	1.01	1.15	(0.13)	—
Year Ended 12/31/2008 (c)	10.00	0.15	(3.11)	(2.96)	(0.15)	—

BALANCED PORTFOLIO
Period Ended 6/29/2012 (unaudited)	14.48	0.16	0.88	1.04	(0.33)	(0.47)
Year Ended 12/31/2011	14.72	0.34	0.26	0.60	(0.34)	(0.50)
Year Ended 12/31/2010	13.44	0.34	1.39	1.73	(0.36)	(0.09)
Year Ended 12/31/2009	11.75	0.38	2.06	2.44	(0.55)	(0.20)
Year Ended 12/31/2008	17.16	0.56	(4.82)	(4.26)	(0.58)	(0.57)
Year Ended 12/31/2007	16.77	0.57	0.35	0.92	(0.53)	—

HIGH YIELD PORTFOLIO
Period Ended 6/29/2012 (unaudited)	4.66	0.18	0.19	0.37	(0.18)	—
Year Ended 12/31/2011	4.81	0.37	(0.15)	0.22	(0.37)	—
Year Ended 12/31/2010	4.56	0.38	0.25	0.63	(0.38)	—
Year Ended 12/31/2009	3.48	0.38	1.07	1.45	(0.37)	—
Year Ended 12/31/2008	4.84	0.37	(1.34)	(0.97)	(0.39)	—
Year Ended 12/31/2007	5.11	0.40	(0.26)	0.14	(0.41)	—

DIVERSIFIED INCOME PLUS PORTFOLIO
Period Ended 6/29/2012 (unaudited)	6.56	0.10	0.41	0.51	(0.26)	—
Year Ended 12/31/2011	6.75	0.29	(0.13)	0.16	(0.35)	—
Year Ended 12/31/2010	6.14	0.38	0.55	0.93	(0.32)	—
Year Ended 12/31/2009	5.01	0.43	1.15	1.58	(0.45)	—
Year Ended 12/31/2008	6.98	0.46	(2.00)	(1.54)	(0.43)	—
Year Ended 12/31/2007	7.19	0.34	(0.41)	(0.07)	(0.14)	—

PARTNER SOCIALLY RESPONSIBLE BOND PORTFOLIO
Period Ended 6/29/2012 (unaudited)	10.71	0.11	0.27	0.38	(0.11)	(0.30)
Year Ended 12/31/2011	10.31	0.29	0.40	0.69	(0.29)	—
Year Ended 12/31/2010	10.16	0.33	0.48	0.81	(0.33)	(0.33)
Year Ended 12/31/2009	10.02	0.43	0.62	1.05	(0.36)	(0.55)
Year Ended 12/31/2008(c)	10.00	0.26	0.01	0.27	(0.25)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, April 30, 2008.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.33)	$19.01	9.25%	$303.0	0.42%	1.73%	0.42%	1.73%	2%
(0.30)	17.71	1.71%	291.3	0.42%	1.67%	0.42%	1.67%	4%
(0.30)	17.71	14.63%	331.5	0.42%	1.64%	0.42%	1.64%	6%
(1.27)	15.76	26.20%	338.2	0.43%	2.00%	0.43%	2.00%	7%
(2.94)	13.72	(37.12)%	319.7	0.38%	2.01%	0.39%	2.00%	8%
(1.50)	25.18	5.17%	633.5	0.36%	1.64%	0.36%	1.64%	5%

(0.14)	9.35	7.81%	97.3	0.81%	2.18%	0.81%	2.18%	80%
(0.03)	8.81	(2.46)%	88.1	0.83%	1.78%	0.83%	1.78%	195%
(0.13)	9.06	16.23%	76.3	0.85%	2.06%	0.89%	2.02%	362%
(0.13)	7.91	16.68%	55.0	0.85%	2.24%	0.99%	2.10%	416%
(0.15)	6.89	(29.58)%	41.4	0.80%	2.74%	0.84%	2.71%	74%

(0.80)	14.72	7.27%	242.2	0.45%	1.88%	0.45%	1.88%	69%
(0.84)	14.48	4.18%	240.5	0.44%	2.06%	0.44%	2.06%	143%
(0.45)	14.72	13.30%	270.6	0.44%	2.13%	0.44%	2.13%	136%
(0.75)	13.44	21.76%	281.2	0.44%	2.55%	0.44%	2.54%	115%
(1.15)	11.75	(26.06)%	280.0	0.39%	3.00%	0.41%	2.98%	133%
(0.53)	17.16	5.46%	488.4	0.38%	2.78%	0.39%	2.77%	121%

(0.18)	4.85	7.92%	834.7	0.45%	7.38%	0.45%	7.38%	26%
(0.37)	4.66	4.71%	778.5	0.45%	7.81%	0.45%	7.81%	58%
(0.38)	4.81	14.58%	783.0	0.45%	8.20%	0.45%	8.20%	82%
(0.37)	4.56	43.49%	756.0	0.45%	9.28%	0.46%	9.28%	61%
(0.39)	3.48	(21.19)%	597.2	0.43%	8.63%	0.45%	8.61%	50%
(0.41)	4.84	2.71%	774.6	0.45%	8.00%	0.45%	8.00%	69%

(0.26)	6.81	7.94%	149.9	0.53%	4.78%	0.53%	4.78%	73%
(0.35)	6.56	2.32%	118.4	0.55%	4.98%	0.55%	4.98%	127%
(0.32)	6.75	15.85%	106.0	0.57%	6.28%	0.57%	6.28%	116%
(0.45)	6.14	33.06%	87.2	0.61%	7.08%	0.63%	7.07%	88%
(0.43)	5.01	(23.30)%	75.0	0.51%	5.61%	0.52%	5.59%	115%
(0.14)	6.98	(0.99)%	131.3	0.48%	5.30%	0.50%	5.28%	168%

(0.41)	10.68	3.68%	12.2	0.69%	2.06%	1.78%	0.97%	115%
(0.29)	10.71	6.70%	10.2	0.68%	2.73%	2.17%	1.25%	254%
(0.66)	10.31	8.05%	8.8	0.69%	3.09%	2.40%	1.39%	146%
(0.91)	10.16	10.98%	6.2	0.68%	4.17%	2.51%	2.33%	148%
(0.25)	10.02	2.68%	6.8	0.68%	3.89%	1.66%	2.91%	60%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
INCOME PORTFOLIO
Period Ended 6/29/2012 (unaudited)	$10.09	$0.21	$0.34	$0.55	$(0.21)	$—
Year Ended 12/31/2011	9.96	0.46	0.12	0.58	(0.45)	—
Year Ended 12/31/2010	9.39	0.49	0.57	1.06	(0.49)	—
Year Ended 12/31/2009	8.20	0.50	1.19	1.69	(0.50)	—
Year Ended 12/31/2008	9.74	0.51	(1.53)	(1.02)	(0.52)	—
Year Ended 12/31/2007	9.90	0.53	(0.17)	0.36	(0.52)	—

BOND INDEX PORTFOLIO
Period Ended 6/29/2012 (unaudited)	11.21	0.13	0.19	0.32	(0.13)	(0.14)
Year Ended 12/31/2011	10.73	0.31	0.55	0.86	(0.31)	(0.07)
Year Ended 12/31/2010	10.13	0.33	0.60	0.93	(0.33)	—
Year Ended 12/31/2009	9.72	0.37	0.43	0.80	(0.39)	—
Year Ended 12/31/2008	10.29	0.48	(0.56)	(0.08)	(0.49)	—
Year Ended 12/31/2007	10.22	0.50	0.07	0.57	(0.50)	—

LIMITED MATURITY BOND PORTFOLIO
Period Ended 6/29/2012 (unaudited)	9.67	0.09	0.13	0.22	(0.09)	—
Year Ended 12/31/2011	9.80	0.23	(0.14)	0.09	(0.22)	—
Year Ended 12/31/2010	9.62	0.32	0.18	0.50	(0.32)	—
Year Ended 12/31/2009	8.79	0.39	0.82	1.21	(0.38)	—
Year Ended 12/31/2008	9.84	0.42	(1.04)	(0.62)	(0.43)	—
Year Ended 12/31/2007	9.92	0.47	(0.08)	0.39	(0.47)	—

MORTGAGE SECURITIES PORTFOLIO
Period Ended 6/29/2012 (unaudited)	10.45	0.09	0.19	0.28	(0.09)	(0.25)
Year Ended 12/31/2011	10.32	0.30	0.17	0.47	(0.30)	(0.04)
Year Ended 12/31/2010	9.62	0.35	0.80	1.15	(0.35)	(0.10)
Year Ended 12/31/2009	8.82	0.43	0.69	1.12	(0.32)	—
Year Ended 12/31/2008	9.71	0.44	(0.91)	(0.47)	(0.42)	—
Year Ended 12/31/2007	9.71	0.49	(0.01)	0.48	(0.48)	—

MONEY MARKET PORTFOLIO
Period Ended 6/29/2012 (unaudited)	1.00	—	—	—	—	—
Year Ended 12/31/2011	1.00	—	—	—	—	—
Year Ended 12/31/2010	1.00	—	—	—	—	—
Year Ended 12/31/2009	1.00	—	—	—	—	—
Year Ended 12/31/2008	1.00	0.03	—	0.03	(0.03)	—
Year Ended 12/31/2007	1.00	0.05	—	0.05	(0.05)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.21)	$10.43	5.48%	$1,530.7	0.44%	4.05%	0.44%	4.05%	61%
(0.45)	10.09	5.96%	1,463.1	0.44%	4.53%	0.44%	4.53%	142%
(0.49)	9.96	11.55%	1,322.2	0.44%	5.06%	0.44%	5.05%	146%
(0.50)	9.39	21.29%	1,278.2	0.44%	5.72%	0.45%	5.71%	160%
(0.52)	8.20	(10.85)%	1,097.1	0.44%	5.61%	0.45%	5.60%	160%
(0.52)	9.74	3.77%	1,418.3	0.44%	5.43%	0.45%	5.43%	228%

(0.27)	11.26	2.83%	168.9	0.46%	2.26%	0.46%	2.26%	197%
(0.38)	11.21	8.23%	164.5	0.46%	2.83%	0.46%	2.83%	415%
(0.33)	10.73	9.24%	161.4	0.46%	3.12%	0.46%	3.12%	387%
(0.39)	10.13	8.47%	156.5	0.46%	3.78%	0.47%	3.77%	388%
(0.49)	9.72	(0.82)%	174.6	0.39%	4.83%	0.43%	4.79%	346%
(0.50)	10.29	5.66%	215.2	0.40%	4.86%	0.43%	4.84%	331%

(0.09)	9.80	2.23%	1,311.4	0.43%	1.87%	0.44%	1.87%	55%
(0.22)	9.67	0.90%	1,497.8	0.43%	2.31%	0.44%	2.30%	91%
(0.32)	9.80	5.25%	1,318.7	0.43%	3.27%	0.44%	3.27%	102%
(0.38)	9.62	14.04%	1,105.6	0.44%	4.23%	0.45%	4.23%	145%
(0.43)	8.79	(6.46)%	925.9	0.44%	4.44%	0.45%	4.43%	121%
(0.47)	9.84	3.98%	973.8	0.44%	4.82%	0.45%	4.81%	128%

(0.34)	10.39	2.70%	34.3	0.86%	1.73%	0.89%	1.70%	437%
(0.34)	10.45	4.53%	32.4	0.90%	2.89%	0.90%	2.89%	854%
(0.45)	10.32	12.09%	33.5	0.89%	3.43%	0.89%	3.43%	676%
(0.32)	9.62	13.02%	31.6	0.92%	4.67%	0.92%	4.67%	643%
(0.42)	8.82	(4.96)%	35.2	0.67%	4.67%	0.67%	4.67%	721%
(0.48)	9.71	5.09%	49.8	0.65%	5.05%	0.65%	5.05%	731%

—	1.00	0.00%	140.3	0.31%	0.00%	0.51%	(0.20)%	N/A
—	1.00	0.00%	170.5	0.30%	0.00%	0.51%	(0.21)%	N/A
—	1.00	0.00%	171.8	0.31%	(0.01)%	0.50%	(0.19)%	N/A
—	1.00	0.43%	246.0	0.39%	0.47%	0.49%	0.37%	N/A
(0.03)	1.00	2.95%	683.4	0.36%	2.93%	0.46%	2.83%	N/A
(0.05)	1.00	5.14%	741.6	0.35%	5.03%	0.45%	4.93%	N/A

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Additional Information

(unaudited)

Proxy Voting

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are attached to the Fund’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at Thrivent.com or www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Fund files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Fund’s Forms N-Q by calling 1-800-847-4836. The Fund’s most recent Form N-Q Schedule of Investments also is available at Thrivent.com or www.sec.gov. You also may review and copy the Forms N-Q for the Fund at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Results of Special Contractholder Meetings

Special meetings of the contractholders of Thrivent Partner Utilities Portfolio, Thrivent Partner Socially Responsible Bond Portfolio, Thrivent Partner International Stock Portfolio, Thrivent Large Cap Growth Portfolio II and Thrivent Mid Cap Growth Portfolio II convened on July 13, 2012 to approve the mergers of each Portfolio into Thrivent Diversified Income Plus Portfolio, Thrivent Income Portfolio, Thrivent Partner Worldwide Allocation Portfolio, Thrivent Large Cap Growth Portfolio and Thrivent Mid Cap Growth Portfolio, respectively.

The results were as such:

Name	For	Against	Abstain
Thrivent Partner Utilities Portfolio	1,303,746	57,440	50,175
Thrivent Partner Socially Responsible Bond Portfolio	999, 525	81,872	29,254
Thrivent Partner International Stock Portfolio	71,008,649	2,062,519	2,603,983
Thrivent Large Cap Growth Portfolio II	1,798,376	23,131	90,401
Thrivent Mid Cap Growth Portfolio II	1,702,842	20,492	47,537

Board Approval of Investment Subadvisory Agreement

Under Section 15 of the Investment Company Act of 1940 (the “Investment Company Act”), the Board of Directors (the “Board”) of Thrivent Series Fund, Inc. (the “Fund”), a majority of the members of which have no direct or indirect interest in the investment advisory or subadvisory agreements and are not “interested persons” of the Fund, as defined in the Investment Company Act (the “Independent Directors”), must determine whether to approve any new advisory agreement (including any new subadvisory agreement) for any series of the Fund. In this regard, at an in person meeting held on May 22-23, 2012 (the “meeting”), the Board reviewed and approved a new investment subadvisory agreement (the “Subadvisory Agreement”) among the Fund (on behalf of Thrivent Partner Worldwide Allocation Portfolio (the “Portfolio”)), Thrivent Financial and DuPont Capital Management Corporation (“DuPont Capital”) with respect to managing a portion of the Portfolio allocated to emerging market equity securities.

At the meeting, the Board considered the factors and reached the conclusions described below relating to the selection of DuPont Capital as a subadviser to the Portfolio and the approval of the Subadvisory Agreement. Prior to the meeting, the Independent Directors conferred among themselves and with representatives of Thrivent Financial about these matters. The Independent Directors were assisted in their evaluation of the Subadvisory Agreement by independent legal counsel, from whom they receive separate legal advice and with whom they met separately from Thrivent Financial. Each Independent Director relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented.

Nature, Extent and Quality of Services

The Board received and considered information regarding the nature, extent and quality of services that are anticipated to be provided to the Portfolio by DuPont Capital under the Subadvisory Agreement. Thrivent Financial

Additional Information

(unaudited)

began by discussing its rationale for recommending a new subadviser to manage the portion of the Portfolio dedicated to an emerging markets equity strategy. Management of Thrivent Financial explained its process for selecting a new subadviser to recommend to the Board. The Board received and considered information about the investment strategies and investment processes for the Portfolio, and information about DuPont Capital and its history and experience with managing accounts utilizing an investment style and strategy similar to that proposed for the allocated portion of the Portfolio.

The Board evaluated the ability of DuPont Capital, based on its resources, reputation and other attributes, including research and advisory capabilities. The Board considered the due diligence review of DuPont Capital’s compliance program discussed by the Fund’s Chief Compliance Officer. The Board considered Thrivent Financial’s oversight of the Portfolio’s service providers, include DuPont Capital, if approved by the Board. The Board concluded that the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Portfolio by DuPont Capital supported approval of the Subadvisory Agreement.

Performance of the Portfolio

The Board considered the performance of another account managed by DuPont Capital utilizing an investment style and strategy similar to that proposed for the allocated portion of the Portfolio, including how such account performed in relation to a benchmark index. Thrivent Financial presented DuPont Capital’s risk-adjusted performance across the span of several years, relative to the MSCI Emerging Markets Index. The Board noted that DuPont Capital’s strategy delivered higher returns over time in comparison to the benchmark index.

Subadvisory Fees and Fund Expenses

The Board reviewed and considered the contractual investment subadvisory fee rate that would be payable by Thrivent Financial to DuPont Capital for investment subadvisory services. The Board reviewed the amount of the fees and considered that the contract had been negotiated at arm’s length between Thrivent Financial and DuPont Capital and that the markup for additional services to be provided by Thrivent Financial was reasonable. In addition, the Board was informed of all material separate arrangements for unrelated services between DuPont Capital and Thrivent Financial or its affiliates.

Cost of Services and Profitability

As part of the annual contract review process, the Board noted that it would have an opportunity to review profitability attributable to the Portfolio in the context of future annual contract renewals. The Board did not consider separate profitability information with respect to DuPont Capital, which is not affiliated with Thrivent Financial. The Board considered that the subadvisory fees payable to DuPont Capital had been negotiated on an arm’s-length basis and that DuPont Capital’s profitability from its relationship with the Portfolio was not a material factor in determining whether to approve the Subadvisory Agreement.

Economies of Scale and Breakpoints

The Board considered whether economies of scale might be realized as the Portfolio’s assets increase as a result of a pending merger. Based on these Board considerations, including the amount of assets by which the Portfolio would increase, Thrivent Financial agreed to institute two additional breakpoints at the Portfolio level (i.e., with respect to the investment advisory agreement between the Portfolio and Thrivent Financial). It was also noted that the subadvisory fee included a breakpoint that took into account the assets managed by DuPont Capital for other Thrivent-sponsored mandates (i.e., the proposed Thrivent Partner Emerging Markets Equity Fund and a portion of the Thrivent Partner Worldwide Allocation Fund).

Other Benefits to the Adviser and its Affiliates

The Board considered information regarding potential “fall-out” or ancillary benefits that Thrivent Financial and its affiliates may receive as a result of their relationship with the Portfolio, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, reputational benefits in the investment advisory community and the engagement of affiliates as service providers to the Portfolio. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers.

Based on the factors discussed above, the Board, including a majority of the Independent Directors, approved the Subadvisory Agreement with DuPont Capital.

Thrivent Series Fund, Inc.

Supplement to Prospectus dated April 30, 2012

With respect to

Thrivent Partner Natural Resources Portfolio

Thrivent Partner Emerging Markets Portfolio

Thrivent Partner Utilities Portfolio

Thrivent Mid Cap Growth Portfolio II

Thrivent Partner International Stock Portfolio

Thrivent Large Cap Growth Portfolio II

Thrivent Partner Socially Responsible Bond Portfolio

Effective July 27, 2012, the name of Thrivent Partner Natural Resources Portfolio of Thrivent Series Fund, Inc. (the “Fund”) will change to “Thrivent Natural Resources Portfolio.” All references in the prospectus to Thrivent Partner Natural Resources Portfolio are replaced by the new name of Thrivent Natural Resources Portfolio.

Effective July 27, 2012, the name of Thrivent Partner Emerging Markets Portfolio of the Fund will change to “Thrivent Partner Emerging Markets Equity Portfolio.” All references in the prospectus to Thrivent Partner Emerging Markets Portfolio are replaced by Thrivent Partner Emerging Markets Equity Portfolio (the “EME Portfolio”).

In addition, the summary and non-summary sections of the EME Portfolio prospectus are revised. The first sentences of the “Principal Strategies” sections are deleted in their entirety and replaced with the following:

Under normal circumstances, the Portfolio invests at least 80% of its net assets in emerging market equities, with such equities possibly including common stock, preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stock.

The following sentence is also added as the last sentence of the first paragraph to each “Principal Strategies” section:

Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its net assets invested in emerging market equities from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

In addition, the name of the EME Portfolio’s subadviser is Aberdeen Asset Managers Limited.

Effective July 27, 2012, Thrivent Partner Utilities Portfolio, Thrivent Mid Cap Growth Portfolio II, Thrivent Partner International Stock Portfolio, Thrivent Large Cap Growth Portfolio II and Thrivent Partner Socially Responsible Bond Portfolio (collectively, the “Target Portfolios”) will merge into the following respective series of the Fund: Thrivent Diversified Income Plus Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Worldwide Allocation Portfolio, Thrivent Large Cap Growth Portfolio and Thrivent Income Portfolio. A Special Meeting of Contractholders of each Target Portfolio was held on July 13, 2012, and the applicable contractholders of record approved each merger. Therefore, the prospectuses of the Target Portfolios are eliminated from the Fund’s catalogue prospectus.

The date of this Supplement is July 17, 2012.

Please include this Supplement with your Prospectus.

Thrivent Series Fund, Inc.

Supplement to Prospectus dated April 30, 2012

THRIVENT VARIABLE LIFE ACCOUNT I

THRIVENT VARIABLE INSURANCE ACCOUNT A

TLIC VARIABLE INSURANCE ACCOUNT A

THRIVENT VARIABLE ANNUITY ACCOUNT I

THRIVENT VARIABLE ANNUITY ACCOUNT II

THRIVENT VARIABLE ANNUITY ACCOUNT A

THRIVENT VARIABLE ANNUITY ACCOUNT B

TLIC VARIABLE ANNUITY ACCOUNT A

A Special Meeting of Contractholders of the Thrivent Partner International Stock Portfolio, Thrivent Mid Cap Growth Portfolio II, Thrivent Large Cap Growth Portfolio II, Thrivent Partner Socially Responsible Bond Portfolio and Thrivent Partner Utilities Portfolio, each of which is a separate series of Thrivent Series Fund, Inc. (the “Fund”), was held on July 13, 2012, and the Contractholders of each voted in favor of merging the Portfolios listed below effective July 27, 2012.

From Fund Portfolio		Into Fund Portfolio

Thrivent Partner International Stock Portfolio	g	Thrivent Partner Worldwide Allocation Portfolio

Thrivent Mid Cap Growth Portfolio II	g	Thrivent Mid Cap Growth Portfolio

Thrivent Large Cap Growth Portfolio II	g	Thrivent Large Cap Growth Portfolio

Thrivent Partner Socially Responsible Bond Portfolio	g	Thrivent Income Portfolio

Thrivent Partner Utilities Portfolio	g	Thrivent Diversified Income Plus Portfolio

As described in the prospectuses for Contracts offered by the Variable Accounts listed above, we allocate premiums based on your designation to one or more Subaccounts of the Variable Account associated with your Contract. The assets of each Subaccount are invested in a corresponding Portfolio of the Fund. At the close of business on July 27, 2012, the portion of any purchase payment or other transaction allocated to a Subaccount that invests in the Thrivent Partner International Stock Portfolio, Thrivent Mid Cap Growth Portfolio II, Thrivent Large Cap Growth Portfolio II, Thrivent Partner Socially Responsible Bond Portfolio and Thrivent Partner Utilities Portfolio will be automatically reallocated to the corresponding Subaccount that invests in the applicable Portfolio. As a result of these mergers, the shares of each of the above Portfolio’s that fund benefits under your variable contract or retirement plan automatically will be exchanged for an equal dollar value of shares of the corresponding Portfolio.

Effective July 27, 2012, the name of Thrivent Partner Natural Resources Portfolio of the Fund has changed to become “Thrivent Natural Resources Portfolio” (the “Portfolio”). Correspondingly, the Subaccount that invests in the Portfolio has changed its name to “Thrivent Natural Resources Subaccount.” All references to Thrivent Partner Natural Resources Portfolio or Thrivent Partner Natural Resources Subaccount are replaced by the new names.

Effective July 27, 2012, the name of Thrivent Partner Emerging Markets Portfolio of the Fund has changed to become “Thrivent Partner Emerging Markets Equity Portfolio” (the “Portfolio”). Correspondingly, the Subaccount that invests in the Portfolio has changed its name to “Thrivent Partner Emerging Markets Equity Subaccount.” All references to Thrivent Partner Emerging Markets Portfolio or Thrivent Partner Emerging Markets Subaccount are replaced by the new names.

Also effective July 27, 2012, the prospectuses for Contracts offered by the Variable Accounts listed above are amended to reflect the hiring of DuPont Capital Management Corporation as a subadviser for Thrivent Partner Worldwide Allocation Portfolio. The supplement to the prospectus for the Fund dated July 27, 2012 describes further information about DuPont Capital Management Corporation.

The date of this Supplement is July 17, 2012

Please include this Supplement with your Prospectus.

Thrivent Series Fund, Inc.

Supplement to Prospectus dated April 30, 2012

With respect to

Thrivent Partner Worldwide Allocation Portfolio

The summary section of the prospectus for Thrivent Partner Worldwide Allocation Portfolio (the “Portfolio”) is amended, effective July 27, 2012. The last paragraph of the “Principal Strategies” section of the prospectus is deleted in its entirety and replaced with the following:

Principal Global Investors, LLC manages the international large-cap growth assets. Mercator Asset Management, LP manages the international large-cap value assets but also manages, to a lesser extent, emerging markets equity assets. Aberdeen Asset Managers Limited and DuPont Capital Management Corporation also manage the emerging markets equity assets. Victory Capital Management Inc. manages the international small- and mid-cap assets. Goldman Sachs Asset Management, L.P. manages the emerging markets debt assets. The Adviser manages the assets allocated to U.S. securities.

The “Investment Adviser(s)” paragraph is also amended to add DuPont Capital Management Corporation as an additional sub-adviser that Thrivent Financial for Lutherans has engaged to manage a portion of the Portfolio’s assets.

In addition, the “Portfolio Manager(s)” paragraph is also amended to add the following sentence:

Rafi U. Zaman, CFA has served as portfolio manager for the portion of the Portfolio managed by DuPont Capital since 2012. He is the Managing Director and Senior Portfolio Manager, Global Equities, at DuPont Capital and has oversight for all Global Equity strategies at the firm. He joined DuPont Capital in 1998.

The non-summary section of the prospectus for the Portfolio is also amended, effective July 27, 2012. The following paragraph is added after the last full paragraph of page 139 of the prospectus:

The investment focus for DuPont Capital Management Corporation (“DuPont Capital”), one of the Portfolio’s subadvisers, is emerging markets equity assets. DuPont Capital seeks to identify emerging market companies trading at a discount relative to such companies’ estimated normalized earning potential by using in-depth fundamental analysis combined with top-down country-risk assessment. It attempts to build a portfolio with a long-term investment horizon that it believes will achieve excess returns with below average risk relative to the broader emerging market equity universe.

The “Portfolio Management” section, which is underneath the “Management” heading, with respect to the Portfolio is also revised. The first paragraph underneath “Thrivent Partner Worldwide Allocation Portfolio” is deleted in its entirety and replaced with the following:

Thrivent Financial has engaged Mercator Asset Management, LP (“Mercator”), 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486; Principal Global Investors, LLC (“Principal”), 801 Grand Avenue, Des Moines, Iowa 50392; Aberdeen Asset Managers Limited (“Aberdeen”), 10 Queen’s Terrace, Aberdeen, United Kingdom AB10 1YG; DuPont Capital Management Corporation (“DuPont Capital”), One Righter Parkway, Suite 3200, Wilmington, Delaware 19803; Victory Capital Management Inc. (“Victory”), 127 Public Square, Cleveland, OH 44114; and Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282-2198, as investment subadvisers for Thrivent Partner Worldwide Allocation Portfolio.

In addition, the following paragraph is added after the first full paragraph on page 167 of the prospectus:

DuPont Capital is a wholly owned subsidiary of the E. I. du Pont de Nemours and Company and is an independent registered investment adviser with a broadly diversified product offering. It was established in 1975 and became an SEC-registered investment adviser in 1993. As of December 31, 2011, DuPont Capital managed approximately $25.9 billion in assets, including separate accounts and mutual funds. Rafi U. Zaman, CFA has served as portfolio manager for the portion of the Portfolio managed by DuPont Capital since 2012. He is the Managing Director and Senior Portfolio Manager, Global Equities, at DuPont Capital and has oversight for all Global Equity strategies at the firm. He joined DuPont Capital in 1998.

The date of this Supplement is June 28, 2012.

Please include this Supplement with your Prospectus.

Thrivent Financial for Lutherans

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APPLETON WI 54913-9847

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Thrivent Financial for Lutherans®
625 Fourth Ave. S., Minneapolis, MN 55415-1665

Choose eDelivery.

By signing below, I request electronic delivery of the following documents regarding my Thrivent Mutual Funds and variable insurance products issued by Thrivent Financial for Lutherans and Thrivent Life Insurance Company (including Thrivent Series Fund, Inc.):

- **Prospectus**
- **Annual and semiannual reports**
- **Annual privacy notices**

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I understand and agree to the following:

- I will receive electronic delivery of Thrivent documents designated above.
- I will no longer receive paper copies of these documents in the mail.
- A link to a printable copy of the annual privacy notice will be sent to me by electronic means at the email I provide and I will continue to receive other privacy notices including Thrivent Financial health privacy notice and/or Notice of Insurance Information Practices by regular mail.
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- I have the ability to access the Internet at my own cost and will need Adobe® Reader® to view the documents. (If I don't have it, I can download Reader® free from www.adobe.com)
- This consent can be used for Thrivent Financial products I currently own or may purchase in the future, until consent is revoked.
- I can request specific documents in paper form free of charge without revoking this consent by calling Thrivent Financial Customer Service at 800-847-4836.
- My consent will remain in effect until I revoke it. I can revoke this consent or update my information at any time by changing my preference to "U.S. Mail" in the Preference Center at Thrivent.com/gopaperless (requires registration) or by calling 800-847-4836.

Each contract owner requesting eDelivery must complete.

Contract owner 1: ______________________________ (Please print first and last name.)

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Signature: ______________________________

Signature: ______________________________

Address (If different than above): ______________________________

City: ____________________ State: ____________ ZIP: ____________

23572SAR R8-12

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

(1)	Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(2)	Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 28, 2012		THRIVENT SERIES FUND, INC.

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 28, 2012	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: August 28, 2012	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer